UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               KRISTEN MILLAN
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code: (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2018


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2018



[LOGO OF USAA]
   USAA(R)

                                        [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

 ==============================================================

       SEMIANNUAL REPORT
       USAA AGGRESSIVE GROWTH FUND
       FUND SHARES (USAUX) o INSTITUTIONAL SHARES (UIAGX)
       JANUARY 31, 2018

 ==============================================================

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

    Portfolio of Investments                                                   3

    Notes to Portfolio of Investments                                          9

    Financial Statements                                                      10

    Notes to Financial Statements                                             13

EXPENSE EXAMPLE                                                               30

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA AGGRESSIVE GROWTH FUND (THE FUND) SEEKS CAPITAL APPRECIATION.
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in equity securities of large-capitalization companies that are selected for their growth potential. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 1/31/18 o
                                (% of Net Assets)

Apple, Inc. ..............................................................  5.6%
Microsoft Corp. ..........................................................  5.2%
Alphabet, Inc. "A" .......................................................  4.7%
Visa, Inc. "A" ...........................................................  3.3%
Amazon.com, Inc. .........................................................  3.2%
Mastercard, Inc. "A" .....................................................  2.1%
UnitedHealth Group, Inc. .................................................  1.8%
Vulcan Materials Co. .....................................................  1.8%
Home Depot, Inc. .........................................................  1.8%
Facebook, Inc. "A" .......................................................  1.8%

                        o SECTOR ALLOCATION* - 1/31/18 o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                     42.9%
CONSUMER DISCRETIONARY                                                     14.9%
HEALTH CARE                                                                13.4%
INDUSTRIALS                                                                11.7%
FINANCIALS                                                                  5.0%
MATERIALS                                                                   3.4%
ENERGY                                                                      2.7%
CONSUMER STAPLES                                                            2.4%

                                   [END CHART]

*Does not include money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 3-8.

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2  | USAA AGGRESSIVE GROWTH FUND

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PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (96.4%)

              COMMON STOCKS (96.4%)

              CONSUMER DISCRETIONARY (14.9%)
              ------------------------------
              AUTOMOBILE MANUFACTURERS (0.4%)
    56,000    Ferrari N.V.                                                                              $    6,692
                                                                                                        ----------
              CABLE & SATELLITE (1.1%)
   418,394    Comcast Corp. "A"                                                                             17,794
                                                                                                        ----------
              CASINOS & GAMING (1.2%)
   101,727    Las Vegas Sands Corp.                                                                          7,886
   315,000    MGM Resorts International                                                                     11,482
                                                                                                        ----------
                                                                                                            19,368
                                                                                                        ----------
              FOOTWEAR (0.9%)
   199,400    NIKE, Inc. "B"                                                                                13,603
                                                                                                        ----------
              HOME IMPROVEMENT RETAIL (1.8%)
   141,193    Home Depot, Inc.                                                                              28,366
                                                                                                        ----------
              HOTELS, RESORTS & CRUISE LINES (1.6%)
   104,400    Hilton Worldwide Holdings, Inc.                                                                8,942
   260,000    Norwegian Cruise Line Holdings Ltd.*                                                          15,792
                                                                                                        ----------
                                                                                                            24,734
                                                                                                        ----------
              INTERNET & DIRECT MARKETING RETAIL (5.9%)
    34,271    Amazon.com, Inc.*                                                                             49,723
    61,340    Expedia, Inc.                                                                                  7,852
    34,600    Netflix, Inc.*                                                                                 9,352
    12,752    Priceline Group, Inc.*                                                                        24,383
                                                                                                        ----------
                                                                                                            91,310
                                                                                                        ----------
              MOVIES & ENTERTAINMENT (1.6%)
   225,000    Walt Disney Co.                                                                               24,451
                                                                                                        ----------
              RESTAURANTS (0.4%)
   111,150    Starbucks Corp.                                                                                6,314
                                                                                                        ----------
              Total Consumer Discretionary                                                                 232,632
                                                                                                        ----------

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                                                   PORTFOLIO OF INVESTMENTS |  3

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
------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (2.4%)
              -----------------------
              FOOD RETAIL (1.7%)
   892,000    Kroger Co.                                                                                $   27,081
                                                                                                        ----------
              SOFT DRINKS (0.7%)
    85,862    PepsiCo, Inc.                                                                                 10,329
                                                                                                        ----------
              Total Consumer Staples                                                                        37,410
                                                                                                        ----------
              ENERGY (2.7%)
              -------------
              OIL & GAS DRILLING (0.5%)
   700,000    Transocean Ltd.*(a)                                                                            7,553
                                                                                                        ----------
              OIL & GAS EQUIPMENT & SERVICES (0.5%)
   140,000    Halliburton Co.                                                                                7,518
                                                                                                        ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.7%)
   173,000    Cimarex Energy Co.                                                                            19,411
    68,000    EOG Resources, Inc.                                                                            7,820
                                                                                                        ----------
                                                                                                            27,231
                                                                                                        ----------
              Total Energy                                                                                  42,302
                                                                                                        ----------
              FINANCIALS (5.0%)
              -----------------
              CONSUMER FINANCE (0.7%)
   113,607    American Express Co.                                                                          11,292
                                                                                                        ----------
              DIVERSIFIED BANKS (2.4%)
   583,609    Bank of America Corp.                                                                         18,676
   164,262    JPMorgan Chase & Co.                                                                          19,000
                                                                                                        ----------
                                                                                                            37,676
                                                                                                        ----------
              FINANCIAL EXCHANGES & DATA (1.2%)
   237,455    Intercontinental Exchange, Inc.                                                               17,534
                                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (0.7%)
   300,000    XL Group Ltd.                                                                                 11,052
                                                                                                        ----------
              Total Financials                                                                              77,545
                                                                                                        ----------
              HEALTH CARE (13.4%)
              -------------------
              BIOTECHNOLOGY (3.1%)
    60,797    Amgen, Inc.                                                                                   11,311
    22,630    Biogen, Inc.*                                                                                  7,871
   193,931    Celgene Corp.*                                                                                19,618
   112,731    Gilead Sciences, Inc.                                                                          9,447
                                                                                                        ----------
                                                                                                            48,247
                                                                                                        ----------
              HEALTH CARE EQUIPMENT (2.8%)
    36,500    Becton, Dickinson & Co.                                                                        8,867

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4  | USAA AGGRESSIVE GROWTH FUND

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
------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
   566,200    Boston Scientific Corp.*                                                                  $   15,831
    54,598    Danaher Corp.                                                                                  5,530
   104,886    Edwards Lifesciences Corp.*                                                                   13,277
                                                                                                        ----------
                                                                                                            43,505
                                                                                                        ----------
              LIFE SCIENCES TOOLS & SERVICES (2.0%)
    39,730    ICON plc*                                                                                      4,351
    50,688    Illumina, Inc.*                                                                               11,792
    71,050    Thermo Fisher Scientific, Inc.                                                                15,923
                                                                                                        ----------
                                                                                                            32,066
                                                                                                        ----------
              MANAGED HEALTH CARE (3.2%)
    62,809    Aetna, Inc.                                                                                   11,734
    38,168    Anthem, Inc.                                                                                   9,460
   121,000    UnitedHealth Group, Inc.                                                                      28,650
                                                                                                        ----------
                                                                                                            49,844
                                                                                                        ----------
              PHARMACEUTICALS (2.3%)
    37,540    Allergan plc                                                                                   6,767
   162,012    Bristol-Myers Squibb Co.                                                                      10,142
    71,050    Eli Lilly & Co.                                                                                5,787
   167,050    Zoetis, Inc.                                                                                  12,818
                                                                                                        ----------
                                                                                                            35,514
                                                                                                        ----------
              Total Health Care                                                                            209,176
                                                                                                        ----------
              INDUSTRIALS (11.7%)
              -------------------
              AEROSPACE & DEFENSE (1.6%)
    37,250    General Dynamics Corp.                                                                         8,287
    22,200    Northrop Grumman Corp.                                                                         7,560
    44,200    Raytheon Co.                                                                                   9,235
                                                                                                        ----------
                                                                                                            25,082
                                                                                                        ----------
              AIR FREIGHT & LOGISTICS (0.4%)
    26,150    FedEx Corp.                                                                                    6,864
                                                                                                        ----------
              AIRLINES (1.7%)
   177,000    Delta Air Lines, Inc.                                                                         10,048
   250,000    United Continental Holdings, Inc.*                                                            16,955
                                                                                                        ----------
                                                                                                            27,003
                                                                                                        ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (1.6%)
    87,792    Caterpillar, Inc.                                                                             14,291
    52,750    Cummins, Inc.                                                                                  9,917
                                                                                                        ----------
                                                                                                            24,208
                                                                                                        ----------

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                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (1.4%)
   120,872    Emerson Electric Co.                                                                      $    8,731
    64,632    Rockwell Automation, Inc.                                                                     12,751
                                                                                                        ----------
                                                                                                            21,482
                                                                                                        ----------
              INDUSTRIAL CONGLOMERATES (1.3%)
   125,686    Honeywell International, Inc.                                                                 20,068
                                                                                                        ----------
              INDUSTRIAL MACHINERY (2.0%)
    88,928    Dover Corp.                                                                                    9,445
   161,818    Fortive Corp.                                                                                 12,302
    46,723    Parker-Hannifin Corp.                                                                          9,411
                                                                                                        ----------
                                                                                                            31,158
                                                                                                        ----------
              RAILROADS (1.2%)
   324,000    CSX Corp.                                                                                     18,394
                                                                                                        ----------
              RESEARCH & CONSULTING SERVICES (0.5%)
   178,177    IHS Markit Ltd.*                                                                               8,504
                                                                                                        ----------
              Total Industrials                                                                            182,763
                                                                                                        ----------
              INFORMATION TECHNOLOGY (42.9%)
              ------------------------------
              APPLICATION SOFTWARE (4.2%)
    45,000    Adobe Systems, Inc.*                                                                           8,989
    82,716    Intuit, Inc.                                                                                  13,888
   222,900    salesforce.com, Inc.*                                                                         25,391
   184,700    Splunk, Inc.*                                                                                 17,061
                                                                                                        ----------
                                                                                                            65,329
                                                                                                        ----------
              DATA PROCESSING & OUTSOURCED SERVICES (8.4%)
    83,707    Fiserv, Inc.*                                                                                 11,789
   194,402    Mastercard, Inc. "A"                                                                          32,854
   300,293    PayPal Holdings, Inc.*                                                                        25,621
   415,047    Visa, Inc. "A"(a)                                                                             51,561
   108,013    Worldpay, Inc. "A"*                                                                            8,675
                                                                                                        ----------
                                                                                                           130,500
                                                                                                        ----------
              HOME ENTERTAINMENT SOFTWARE (1.0%)
   120,409    Electronic Arts, Inc.*                                                                        15,287
                                                                                                        ----------
              INTERNET SOFTWARE & SERVICES (9.2%)
   126,220    Alibaba Group Holding Ltd. ADR*                                                               25,785
    61,800    Alphabet, Inc. "A"*                                                                           73,061
    24,185    CoStar Group, Inc.*                                                                            8,371
   230,094    eBay, Inc.*                                                                                    9,337
   146,400    Facebook, Inc. "A"*                                                                           27,361
                                                                                                        ----------
                                                                                                           143,915
                                                                                                        ----------

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6  | USAA AGGRESSIVE GROWTH FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              SEMICONDUCTOR EQUIPMENT (1.2%)
   175,000    Applied Materials, Inc.                                                                   $    9,385
    45,000    ASML Holdings N.V.                                                                             9,133
                                                                                                        ----------
                                                                                                            18,518
                                                                                                        ----------
              SEMICONDUCTORS (3.7%)
    83,010    Analog Devices, Inc.                                                                           7,627
    41,200    Broadcom Ltd.                                                                                 10,219
   131,400    Maxim Integrated Products, Inc.                                                                8,015
    39,800    NVIDIA Corp.                                                                                   9,783
   128,621    Texas Instruments, Inc.                                                                       14,106
   110,000    Xilinx, Inc.                                                                                   8,032
                                                                                                        ----------
                                                                                                            57,782
                                                                                                        ----------
              SYSTEMS SOFTWARE (8.1%)
    72,245    Check Point Software Technologies Ltd.*                                                        7,471
   849,456    Microsoft Corp.                                                                               80,707
   512,082    Oracle Corp.                                                                                  26,418
    77,700    ServiceNow, Inc.*                                                                             11,567
                                                                                                        ----------
                                                                                                           126,163
                                                                                                        ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (7.1%)
   521,830    Apple, Inc.                                                                                   87,370
 1,006,250    HP, Inc.                                                                                      23,466
                                                                                                        ----------
                                                                                                           110,836
                                                                                                        ----------
              Total Information Technology                                                                 668,330
                                                                                                        ----------
              MATERIALS (3.4%)
              ----------------
              CONSTRUCTION MATERIALS (1.8%)
   210,000    Vulcan Materials Co.                                                                          28,434
                                                                                                        ----------
              DIVERSIFIED METALS & MINING (0.8%)
   212,577    Rio Tinto plc ADR                                                                             11,928
                                                                                                        ----------
              SPECIALTY CHEMICALS (0.6%)
    24,310    Sherwin-Williams Co.                                                                          10,140
                                                                                                        ----------
              STEEL (0.2%)
    46,901    Nucor Corp.                                                                                    3,140
                                                                                                        ----------
              Total Materials                                                                               53,642
                                                                                                        ----------
              Total Common Stocks (cost: $902,471)                                                       1,503,809
                                                                                                        ----------
              Total Equity Securities (cost: $902,471)                                                   1,503,809
                                                                                                        ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (4.0%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (4.0%)
62,627,003    State Street Institutional Treasury Money Market Fund
                Premier Class, 1.23%(b) (cost: $62,627)                                                 $   62,627
                                                                                                        ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (0.3%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
   166,800    Goldman Sachs Financial Square Government Fund
                Institutional Class, 1.21%(b)                                                                  167
 4,566,925    Invesco Government & Agency Portfolio Institutional Class, 1.24%(b)                            4,567
                                                                                                        ----------
              Total Short-Term Investments Purchased with Cash Collateral from Securities
                Loaned (cost: $4,734)                                                                        4,734
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $969,832)                                                        $1,571,170
                                                                                                        ==========

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                               LEVEL 1          LEVEL 2          LEVEL 3               TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                   $1,503,809               $-               $-          $1,503,809
Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                                62,627                -               -               62,627
Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                                 4,734                -                -               4,734
------------------------------------------------------------------------------------------------------------------
Total                                             $1,571,170               $-               $-          $1,571,170
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through January 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

8  | USAA AGGRESSIVE GROWTH FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 4.6% of net assets at January 31, 2018.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, was out on loan as of January 31, 2018.

    (b) Rate represents the money market fund annualized seven-day yield at January 31, 2018.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  9

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including
       securities on loan of $55,409) (cost of $969,832)                               $1,571,170
   Receivables:
       Capital shares sold                                                                    833
       Dividends and interest                                                                 461
       USAA Asset Management Company (Note 7D)                                                  1
       Other                                                                                    9
                                                                                       ----------
           Total assets                                                                 1,572,474
                                                                                       ----------
LIABILITIES
   Payables:
       Upon return of securities loaned                                                     4,734
       Securities purchased                                                                 6,788
       Capital shares redeemed                                                                939
   Accrued management fees                                                                    579
   Accrued transfer agent's fees                                                               33
   Other accrued expenses and payables                                                        165
                                                                                       ----------
           Total liabilities                                                               13,238
                                                                                       ----------
              Net assets applicable to capital shares outstanding                      $1,559,236
                                                                                       ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                     $  907,772
   Overdistribution of net investment income                                               (4,066)
   Accumulated net realized gain on investments                                            54,192
   Net unrealized appreciation of investments                                             601,338
                                                                                       ----------
              Net assets applicable to capital shares outstanding                      $1,559,236
                                                                                       ==========
   Net asset value, redemption price, and offering price per share:
           Fund Shares (net assets of $1,555,141/32,992 capital shares
              outstanding, no par value)                                               $    47.14
                                                                                       ==========
           Institutional Shares (net assets of $4,095/86 capital shares
              outstanding, no par value)                                               $    47.74
                                                                                       ==========

See accompanying notes to financial statements.

================================================================================

10  | USAA AGGRESSIVE GROWTH FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                             $  7,473
   Interest                                                                                   198
   Securities lending (net)                                                                    26
                                                                                         --------
       Total income                                                                         7,697
                                                                                         --------
EXPENSES
   Management fees                                                                          3,225
   Administration and servicing fees:
       Fund Shares                                                                          1,063
       Institutional Shares                                                                     3
   Transfer agent's fees:
       Fund Shares                                                                            892
       Institutional Shares                                                                     3
   Custody and accounting fees:
       Fund Shares                                                                             78
   Postage:
       Fund Shares                                                                             43
   Shareholder reporting fees:
       Fund Shares                                                                             25
   Trustees' fees                                                                              17
   Registration fees:
       Fund Shares                                                                             15
       Institutional Shares                                                                     9
   Professional fees                                                                           76
   Other                                                                                       16
                                                                                         --------
           Total expenses                                                                   5,465
   Expenses paid indirectly:
       Fund Shares                                                                             (4)
   Expenses reimbursed:
       Institutional Shares                                                                    (5)
                                                                                         --------
           Net expenses                                                                     5,456
                                                                                         --------
NET INVESTMENT INCOME                                                                       2,241
                                                                                         --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain on:
       Investments                                                                         83,064
       Foreign currency transactions                                                            2
   Change in net unrealized appreciation/(depreciation)                                   143,016
                                                                                         --------
           Net realized and unrealized gain                                               226,082
                                                                                         --------
   Increase in net assets resulting from operations                                      $228,323
                                                                                         ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited), and year ended
July 31, 2017

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                    1/31/2018           7/31/2017
-------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                           $    2,241          $    7,334
   Net realized gain on investments                                    83,064             116,452
   Net realized gain on foreign currency transactions                       2                   1
   Change in net unrealized appreciation/
      (depreciation) of investments                                   143,016              88,479
                                                                   ------------------------------
      Increase in net assets resulting from operations                228,323             212,266
                                                                   ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                      (6,298)            (10,460)
      Institutional Shares                                                 (9)             (1,182)
                                                                   ------------------------------
           Total distributions of net investment income                (6,307)            (11,642)
                                                                   ------------------------------
   Net realized gains:
      Fund Shares                                                    (115,619)            (70,679)
      Institutional Shares                                               (640)             (7,273)
                                                                   ------------------------------
           Total distributions of net realized gains                 (116,259)            (77,952)
                                                                   ------------------------------
      Distributions to shareholders                                  (122,566)            (89,594)
                                                                   ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                        109,254               7,094
   Institutional Shares                                                (1,747)           (128,279)
                                                                   ------------------------------
      Total net increase (decrease) in net assets from
           capital share transactions                                 107,507            (121,185)
                                                                   ------------------------------
   Net increase in net assets                                         213,264               1,487

NET ASSETS
   Beginning of period                                              1,345,972           1,344,485
                                                                   ------------------------------
   End of period                                                   $1,559,236          $1,345,972
                                                                   ==============================
Overdistribution of net investment income:
   End of period                                                   $   (4,066)         $        -
                                                                   ==============================

See accompanying notes to financial statements.

================================================================================

12  | USAA AGGRESSIVE GROWTH FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Aggressive Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation.

The Fund consists of two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded

================================================================================

14  | USAA AGGRESSIVE GROWTH FUND

================================================================================

         equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    5.   Repurchase agreements are valued at cost.

    6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

16  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended January 31, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks

================================================================================

18  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2018, brokerage commission recapture credits reduced the expenses of the Fund Shares and Institutional Shares by $4,000 and less than $500, respectively. Additionally, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended January 31, 2018, the Fund paid CAPCO facility fees of $5,000, which represents 2.0% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of July 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of January 31, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2018, were $604,890,000 and $3,552,000, respectively, resulting in net unrealized appreciation of $601,338,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2018, were $317,958,000 and $367,546,000, respectively.

================================================================================

20  | USAA AGGRESSIVE GROWTH FUND

================================================================================

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At January 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                     NON-CASH COLLATERAL               CASH COLLATERAL
----------------------------------------------------------------------------------
    $55,409,000                      $51,786,000                     $4,734,000

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                    SIX-MONTH PERIOD ENDED             YEAR ENDED
                                       JANUARY 31, 2018              JULY 31, 2017
----------------------------------------------------------------------------------------
                                   SHARES         AMOUNT          SHARES         AMOUNT
                                   -----------------------------------------------------
FUND SHARES:
Shares sold                         1,653       $ 75,363           2,293       $  92,063
Shares issued from
  reinvested dividends              2,757        120,367           2,145          80,147
Shares redeemed                    (1,909)       (86,476)         (4,135)       (165,116)
                                   -----------------------------------------------------
Net increase from capital
  share transactions                2,501       $109,254             303       $   7,094
                                   =====================================================
INSTITUTIONAL SHARES:
Shares sold                           246       $ 11,320             321       $  12,903
Shares issued from
  reinvested dividends                 15            649             224           8,455
Shares redeemed                      (301)       (13,716)         (3,795)       (149,637)
                                   -----------------------------------------------------
Net decrease from
  capital share transactions          (40)      $ (1,747)         (3,250)      $(128,279)
                                   =====================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the year ended July 31, 2017, the Fund had no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $750 million of average net assets, 0.40% of that portion of average net assets over $750 million but not over $1.5 billion, and 0.33% of that portion of

================================================================================

22  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    average net assets over $1.5 billion. For the six-month period ended January 31, 2018, the Fund's effective annualized base fee was 0.45% of the Fund's average net assets for the same period.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of funds within the Lipper Large-Cap Growth Funds category.

    The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                                  ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                               (IN BASIS POINTS)(1)
    -------------------------------------------------------------------------
    +/- 100 to 400                                     +/- 4
    +/- 401 to 700                                     +/- 5
    +/- 701 and greater                                +/- 6

 (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class had overall negative returns during the performance period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    For the six-month period ended January 31, 2018, the Fund incurred total management fees, paid or payable to the Manager, of $3,225,000. For the six-month period ended January 31, 2018, the Fund Shares and Institutional Shares did not incur any performance adjustment.

B. SUBADVISORY ARRANGEMENT(S) - The Manager entered into Investment Subadvisory Agreements with Wellington Management Company LLP (Wellington Management) and Winslow Capital Management, LLC (Winslow Capital), under which Wellington Management and Winslow Capital each direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager). Effective August 31, 2017, Wellington Management and Winslow Capital are no longer subadvisor for the Fund.

    The Manager (not the Fund) paid Wellington Management a subadvisory fee in the annual amount of 0.325% on the first $300 million, 0.30% on the next $700 million, and 0.28% on assets over $1 billion of the portion of the Fund's average net assets that Wellington Management managed. For the period ended August 31, 2017, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Wellington Management, of $191,000.

    The Manager (not the Fund) paid Winslow Capital a subadvisory fee in the annual amount of 0.40% on the first $100 million, 0.35% on the next $250 million, 0.30% on the next $250 million, and 0.25% on the next $400 million of the portion of the Fund's average net assets that Winslow Capital manages. For the period ended August 31, 2017, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Winslow Capital, of $175,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.10% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2018, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,063,000 and $3,000, respectively.

================================================================================

24  | USAA AGGRESSIVE GROWTH FUND

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2018, the Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. EXPENSE LIMITATION - Effective December 1, 2017, the Manager agreed, through November 30, 2018, to limit the total annual operating expenses of the Institutional Shares to 0.70% of its average net assets, excluding extraordinary expenses, and before reductions of any expenses paid indirectly, and to reimburse the Institutional Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through November 30, 2018 without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2018, the Institutional Shares incurred reimbursable expenses of $5,000, of which $1,000 was receivable from the Manager.

E.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2018, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $892,000 and $3,000, respectively.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
Cornerstone Conservative                                                0.1
Cornerstone Equity                                                      0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

================================================================================

26  | USAA AGGRESSIVE GROWTH FUND

================================================================================

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

(10) NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

(11) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                          YEAR ENDED JULY 31,
                           ---------------------------------------------------------------------------------------
                                 2018            2017           2016            2015           2014           2013
                           ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period      $    43.96      $    40.02     $    42.55      $    40.90     $    38.44     $    35.09
                           ---------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .07             .36            .33             .79            .79            .13
  Net realized and
    unrealized gain (loss)       7.13            6.30           (.20)           5.75           5.47           6.73
                           ---------------------------------------------------------------------------------------
Total from investment
  operations                     7.20            6.66            .13            6.54           6.26           6.86
                           ---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.19)           (.33)          (.33)           (.79)          (.89)          (.08)
  Realized capital gains        (3.83)          (2.39)         (2.33)          (4.10)         (2.91)         (3.43)
                           ---------------------------------------------------------------------------------------
Total distributions             (4.02)          (2.72)         (2.66)          (4.89)         (3.80)         (3.51)
                           ---------------------------------------------------------------------------------------
Net asset value at
  end of period            $    47.14      $    43.96     $    40.02      $    42.55     $    40.90     $    38.44
                           =======================================================================================
Total return (%)*               17.15           17.92            .36           16.96          16.82          21.34
Net assets at end of
  period (000)             $1,555,141      $1,340,385     $1,208,124      $1,247,753     $1,093,796     $1,009,963
Ratios to average
  net assets:**
  Expenses (%)(a)                 .77(b)          .81            .85             .88            .93           1.08
  Net investment
    income (%)                    .31(b)          .57            .30             .30            .17            .40
Portfolio turnover (%)             23              51             70              55             68             67

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were $1,407,535,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                 (.00%)(+)       (.00%)(+)      (.00%)(+)       (.00%)(+)      (.00%)(+)      (.01%)
    (+) Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

28  | USAA AGGRESSIVE GROWTH FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                           YEAR ENDED JULY 31,
                             -------------------------------------------------------------------------------------
                                 2018          2017             2016            2015           2014           2013
                             -------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $44.36        $40.39         $  42.92        $  41.22       $  38.67       $  35.26
                               -----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .07(a)        .21(a)           .44             .21(a)        1.10            .30
  Net realized and
    unrealized gain (loss)       7.19(a)       6.52(a)          (.24)           6.47(a)        5.29           6.73
                               -----------------------------------------------------------------------------------
Total from investment
  operations                     7.26(a)       6.73(a)           .20            6.68(a)        6.39           7.03
                               -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.05)         (.37)            (.40)           (.88)          (.93)          (.19)
  Realized capital gains        (3.83)        (2.39)           (2.33)          (4.10)         (2.91)         (3.43)
                               -----------------------------------------------------------------------------------
Total distributions             (3.88)        (2.76)           (2.73)          (4.98)         (3.84)         (3.62)
                               -----------------------------------------------------------------------------------
Net asset value at
  end of period                $47.74        $44.36         $  40.39        $  42.92       $  41.22       $  38.67
                               ===================================================================================
Total return (%)*               17.10         17.94              .51           17.21          17.09          21.79
Net assets at end
  of period (000)              $4,095        $5,587         $136,361        $163,115       $119,051       $165,058
Ratios to average
  net assets:**
  Expenses (%)(b)                 .82(c),(d)    .73              .70             .68            .68            .71
  Expenses, excluding
    reimbursements (%)(b)         .96(c)        .73              .70             .68            .68            .71
  Net investment income (%)       .32(c)        .54              .45             .50            .43            .78
Portfolio turnover (%)             23            51               70              55             68             67

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $6,219,000.
(a) Calculated using average shares. For the six-month period ended
    January 31, 2018, average shares were 134,000.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Effective December, 1, 2017, the Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.70% of the Institutional Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

EXPENSE EXAMPLE

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2017, through January 31, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the

================================================================================

30  | USAA AGGRESSIVE GROWTH FUND

================================================================================

Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                            BEGINNING              ENDING               DURING PERIOD*
                                          ACCOUNT VALUE         ACCOUNT VALUE          AUGUST 1, 2017 -
                                         AUGUST 1, 2017       JANUARY 31, 2018        JANUARY 31, 2018
                                        ----------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $1,171.50                $4.21

Hypothetical
  (5% return before expenses)               1,000.00               1,021.32                 3.92

INSTITUTIONAL SHARES
Actual                                      1,000.00               1,171.00**               4.49**

Hypothetical
  (5% return before expenses)               1,000.00               1,021.07**               4.18**

*Expenses are equal to the annualized expense ratio of 0.77% for Fund Shares and 0.82% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 17.15% for Fund Shares and 17.10% for Institutional Shares for the six-month period of August 1, 2017, through January 31, 2018.

**The Fund's annualized expense ratio of 0.82% for the Institutional Shares above reflects a change effective December 1, 2017, to implement the Manager's expense limitation of 0.70% of the Institutional Shares' average annual net assets. Had the expense limitation of 0.70%, which is net

================================================================================

                                                           EXPENSE EXAMPLE |  31

================================================================================

  of expenses paid indirectly, been in effect for the entire six-month period of August 1, 2017, through January 30, 2018, the values in the table above would be as shown below.

                                                                                        EXPENSES PAID
                                            BEGINNING              ENDING               DURING PERIOD*
                                          ACCOUNT VALUE         ACCOUNT VALUE          AUGUST 1, 2017 -
                                         AUGUST 1, 2017       JANUARY 31, 2018        JANUARY 31, 2018
                                        ----------------------------------------------------------------
INSTITUTIONAL SHARES
Actual                                     $1,000.00              $1,172.20                 $3.83

Hypothetical
  (5% return before expenses)               1,000.00               1,021.68                  3.57

================================================================================

32  | USAA AGGRESSIVE GROWTH FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       We know what it means to serve.(R)

   =============================================================================
   23418-0318                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                           [GRAPHIC OF USAA CAPITAL GROWTH FUND]

 ==============================================================

          SEMIANNUAL REPORT
          USAA CAPITAL GROWTH FUND
          FUND SHARES (USCGX) o INSTITUTIONAL SHARES (UICGX)
          JANUARY 31, 2018

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

    Portfolio of Investments                                                   4

    Notes to Portfolio of Investments                                         13

    Financial Statements                                                      14

    Notes to Financial Statements                                             17

EXPENSE EXAMPLE                                                               34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA CAPITAL GROWTH FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in U.S. and foreign equity securities that are believed to be the most attractive in the global marketplace. The Fund may invest up to 100% of its assets in foreign securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 1/31/18 o
                                (% of Net Assets)

Apple, Inc. ..............................................................  2.9%
Northrop Grumman Corp. ...................................................  1.4%
Boeing Co. ...............................................................  1.3%
Lowe's Cos., Inc. ........................................................  1.3%
Home Depot, Inc. .........................................................  1.2%
UnitedHealth Group, Inc. .................................................  1.1%
Citizens Financial Group, Inc. ...........................................  1.1%
Citigroup, Inc. ..........................................................  1.1%
Wal-Mart Stores, Inc. ....................................................  1.1%
Bank of America Corp. ....................................................  1.0%

                        o SECTOR ALLOCATION* - 1/31/18 o

                        [PIE CHART OF SECTOR ALLOCATION]

FINANCIALS                                                                 21.0%
INFORMATION TECHNOLOGY                                                     17.6%
CONSUMER DISCRETIONARY                                                     12.7%
HEALTH CARE                                                                11.4%
INDUSTRIALS                                                                11.0%
CONSUMER STAPLES                                                            8.0%
ENERGY                                                                      6.0%
MATERIALS                                                                   5.9%
TELECOMMUNICATION SERVICES                                                  2.6%
UTILITIES                                                                   2.6%
REAL ESTATE                                                                 0.7%

                                   [END CHART]

*Does not include money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 4-12.

================================================================================

2  | USAA CAPITAL GROWTH FUND

================================================================================

                        o COUNTRY ALLOCATION* - 1/31/18 o

                        [PIE CHART OF COUNTRY ALLOCATION]

UNITED STATES                                                              56.2%
UNITED KINGDOM                                                              8.5%
JAPAN                                                                       7.2%
FRANCE                                                                      3.8%
CANADA                                                                      3.1%
OTHER**                                                                    20.7%

                                 [END CHART]

 * Does not include money market instruments or short-term investments purchased with cash collateral from securities loaned.

** Includes countries with less than 3% of portfolio.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (99.5%)

              COMMON STOCKS (98.9%)

              CONSUMER DISCRETIONARY (12.7%)
              ------------------------------
              APPAREL RETAIL (0.5%)
     62,076   Ross Stores, Inc.                                                                 $  5,114
                                                                                                --------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.8%)
    144,300   Burberry Group plc                                                                   3,235
     40,000   Ralph Lauren Corp.                                                                   4,573
                                                                                                --------
                                                                                                   7,808
                                                                                                --------
              AUTO PARTS & EQUIPMENT (1.6%)
     33,683   Lear Corp.                                                                           6,506
     72,700   Magna International, Inc.                                                            4,153
    172,000   NGK Spark Plug Co. Ltd.                                                              4,523
                                                                                                --------
                                                                                                  15,182
                                                                                                --------
              AUTOMOBILE MANUFACTURERS (2.4%)
  1,525,000   Geely Automobile Holdings Ltd.                                                       4,883
  2,140,000   Guangzhou Automobile Group Co. Ltd. "H"                                              4,848
    114,000   Honda Motor Co. Ltd.                                                                 3,995
    146,600   Mazda Motor Corp.                                                                    2,054
    130,000   Suzuki Motor Corp.                                                                   7,416
                                                                                                --------
                                                                                                  23,196
                                                                                                --------
              BROADCASTING (0.5%)
     90,400   CBS Corp. "B"                                                                        5,208
                                                                                                --------
              CABLE & SATELLITE (0.4%)
     88,575   Comcast Corp. "A"                                                                    3,767
                                                                                                --------
              DEPARTMENT STORES (0.5%)
  1,150,196   Marks & Spencer Group plc                                                            4,921
                                                                                                --------
              GENERAL MERCHANDISE STORES (1.2%)
     49,000   Canadian Tire Corp. Ltd. "A"                                                         6,837
     63,000   Target Corp.(a)                                                                      4,739
                                                                                                --------
                                                                                                  11,576
                                                                                                --------

================================================================================

4  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HOME IMPROVEMENT RETAIL (2.5%)
     57,900   Home Depot, Inc.                                                                  $ 11,632
    116,900   Lowe's Cos., Inc.                                                                   12,243
                                                                                                --------
                                                                                                  23,875
                                                                                                --------
              HOMEBUILDING (1.2%)
    110,200   Bellway plc                                                                          5,196
    171,000   Persimmon plc                                                                        6,075
                                                                                                --------
                                                                                                  11,271
                                                                                                --------
              HOUSEHOLD APPLIANCES (0.6%)
    162,185   Electrolux AB "B"                                                                    5,726
                                                                                                --------
              TIRES & RUBBER (0.5%)
    251,200   Sumitomo Rubber Industries Ltd.                                                      4,871
                                                                                                --------
              Total Consumer Discretionary                                                       122,515
                                                                                                --------
              CONSUMER STAPLES (8.0%)
              -----------------------
              DISTILLERS & VINTNERS (0.6%)
    170,000   Diageo plc                                                                           6,113
                                                                                                --------
              DRUG RETAIL (1.3%)
     99,725   CVS Health Corp.                                                                     7,847
     67,829   Walgreens Boots Alliance, Inc.                                                       5,105
                                                                                                --------
                                                                                                  12,952
                                                                                                --------
              FOOD DISTRIBUTORS (0.5%)
  1,363,703   Booker Group plc                                                                     4,388
                                                                                                --------
              FOOD RETAIL (0.5%)
    114,800   Seven & i Holdings Co. Ltd.                                                          4,717
                                                                                                --------
              HOUSEHOLD PRODUCTS (1.2%)
     33,000   Clorox Co.                                                                           4,676
     86,000   Procter & Gamble Co.                                                                 7,425
                                                                                                --------
                                                                                                  12,101
                                                                                                --------
              HYPERMARKETS & SUPER CENTERS (1.1%)
     95,400   Wal-Mart Stores, Inc.                                                               10,170
                                                                                                --------
              PACKAGED FOODS & MEATS (0.8%)
    104,642   Tyson Foods, Inc. "A"(a)                                                             7,964
                                                                                                --------
              SOFT DRINKS (0.7%)
     58,100   PepsiCo, Inc.                                                                        6,989
                                                                                                --------
              TOBACCO (1.3%)
     59,131   Altria Group, Inc.                                                                   4,159
    197,301   Imperial Brands plc                                                                  8,120
                                                                                                --------
                                                                                                  12,279
                                                                                                --------
              Total Consumer Staples                                                              77,673
                                                                                                --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              ENERGY (5.4%)
              -------------
              INTEGRATED OIL & GAS (2.5%)
  5,108,000   China Petroleum and Chemical Corp. "H"                                            $  4,414
    305,917   Eni S.p.A.                                                                           5,502
     36,956   Exxon Mobil Corp.                                                                    3,226
    246,680   Repsol S.A.                                                                          4,642
    105,466   TOTAL S.A.                                                                           6,106
                                                                                                --------
                                                                                                  23,890
                                                                                                --------
              OIL & GAS EQUIPMENT & SERVICES (1.1%)
    260,781   SBM Offshore N.V.                                                                    4,867
    343,000   Subsea 7 S.A.                                                                        5,339
                                                                                                --------
                                                                                                  10,206
                                                                                                --------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    191,500   Murphy Oil Corp.(a)                                                                  6,147
                                                                                                --------
              OIL & GAS REFINING & MARKETING (1.2%)
     55,063   GS Holdings Corp.                                                                    3,579
    122,248   Neste Oyj                                                                            8,451
                                                                                                --------
                                                                                                  12,030
                                                                                                --------
              Total Energy                                                                        52,273
                                                                                                --------
              FINANCIALS (21.0%)
              ------------------
              CONSUMER FINANCE (0.6%)
     53,601   Capital One Financial Corp.                                                          5,572
                                                                                                --------
              DIVERSIFIED BANKS (8.7%)
  6,260,000   Agricultural Bank of China Ltd. "H"                                                  3,841
    314,900   Bank of America Corp.                                                               10,077
    112,696   BNP Paribas S.A.                                                                     9,318
  1,161,000   BOC Hong Kong Holdings Ltd.                                                          5,929
     75,500   Canadian Imperial Bank of Commerce                                                   7,480
  5,021,000   China Construction Bank Corp. "H"                                                    5,790
    130,955   Citigroup, Inc.                                                                     10,277
    197,256   Danske Bank A/S                                                                      8,013
     85,223   JPMorgan Chase & Co.                                                                 9,858
    450,883   Skandinaviska Enskilda Banken AB "A"                                                 5,696
    132,710   Societe Generale S.A.                                                                7,720
                                                                                                --------
                                                                                                  83,999
                                                                                                --------
              LIFE & HEALTH INSURANCE (4.4%)
  1,244,918   Aegon N.V.                                                                           8,513
    264,364   CNO Financial Group, Inc.                                                            6,501
  1,723,000   Legal and General Group plc                                                          6,620
     50,113   Lincoln National Corp.                                                               4,150

================================================================================

6  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    135,000   NN Group N.V.                                                                     $  6,369
    122,800   Sun Life Financial, Inc.                                                             5,328
     12,219   Swiss Life Holding AG                                                                4,588
                                                                                                --------
                                                                                                  42,069
                                                                                                --------
              MULTI-LINE INSURANCE (2.1%)
     36,300   Allianz SE                                                                           9,171
     41,489   Assurant, Inc.                                                                       3,796
    230,000   AXA S.A.                                                                             7,566
                                                                                                --------
                                                                                                  20,533
                                                                                                --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
    325,700   ORIX Corp.                                                                           6,071
                                                                                                --------
              PROPERTY & CASUALTY INSURANCE (1.3%)
     78,000   Allstate Corp.                                                                       7,704
    113,300   Tokio Marine Holdings, Inc.                                                          5,335
                                                                                                --------
                                                                                                  13,039
                                                                                                --------
              REAL ESTATE DEVELOPMENT (0.5%)
  1,512,000   Shimao Property Holdings Ltd.                                                        4,513
                                                                                                --------
              REGIONAL BANKS (1.1%)
    233,445   Citizens Financial Group, Inc.                                                      10,715
                                                                                                --------
              REINSURANCE (1.1%)
     21,724   Muenchener Rueckver AG-Reg                                                           5,112
     55,000   Swiss Re AG                                                                          5,425
                                                                                                --------
                                                                                                  10,537
                                                                                                --------
              THRIFTS & MORTGAGE FINANCE (0.6%)
    130,146   Essent Group Ltd.*                                                                   6,054
                                                                                                --------
              Total Financials                                                                   203,102
                                                                                                --------
              HEALTH CARE (11.4%)
              -------------------
              BIOTECHNOLOGY (2.1%)
     35,500   Amgen, Inc.                                                                          6,605
     23,047   Biogen, Inc.*                                                                        8,016
     66,667   Gilead Sciences, Inc.                                                                5,586
                                                                                                --------
                                                                                                  20,207
                                                                                                --------
              HEALTH CARE EQUIPMENT (1.4%)
    117,400   Baxter International, Inc.                                                           8,456
     54,800   Masimo Corp.*                                                                        5,165
                                                                                                --------
                                                                                                  13,621
                                                                                                --------
              HEALTH CARE SERVICES (0.6%)
     72,800   Express Scripts Holding Co.*                                                         5,764
                                                                                                --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (5.0%)
     36,300   Aetna, Inc.                                                                       $  6,782
     35,000   Anthem, Inc.                                                                         8,675
     30,000   Cigna Corp.                                                                          6,250
     26,595   Humana, Inc.                                                                         7,495
     47,000   UnitedHealth Group, Inc.                                                            11,129
     39,272   WellCare Health Plans, Inc.*                                                         8,262
                                                                                                --------
                                                                                                  48,593
                                                                                                --------
              PHARMACEUTICALS (2.3%)
  1,416,473   Indivior plc*                                                                        8,099
     73,400   Merck & Co., Inc.                                                                    4,349
     65,200   Sanofi                                                                               5,757
     45,689   UCB S.A.                                                                             3,982
                                                                                                --------
                                                                                                  22,187
                                                                                                --------
              Total Health Care                                                                  110,372
                                                                                                --------
              INDUSTRIALS (11.0%)
              -------------------
              AEROSPACE & DEFENSE (3.6%)
     36,117   Boeing Co.                                                                          12,799
     35,500   Huntington Ingalls Industries, Inc.                                                  8,432
     39,797   Northrop Grumman Corp.                                                              13,552
                                                                                                --------
                                                                                                  34,783
                                                                                                --------
              AIRLINES (0.6%)
    318,000   Air Canada*                                                                          6,182
                                                                                                --------
              BUILDING PRODUCTS (0.5%)
     54,142   Owens Corning                                                                        5,034
                                                                                                --------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (1.2%)
     24,412   Cummins, Inc.                                                                        4,589
     79,000   Oshkosh Corp.                                                                        7,167
                                                                                                --------
                                                                                                  11,756
                                                                                                --------
              HEAVY ELECTRICAL EQUIPMENT (0.6%)
     78,000   Vestas Wind Systems A/S                                                              5,322
                                                                                                --------
              INDUSTRIAL CONGLOMERATES (0.6%)
    271,000   Smiths Group plc                                                                     6,151
                                                                                                --------
              INDUSTRIAL MACHINERY (2.7%)
    118,561   Donaldson Co., Inc.                                                                  6,006
     48,800   Illinois Tool Works, Inc.                                                            8,475
    157,200   Kawasaki Heavy Industries Ltd.                                                       6,480
     23,223   Parker-Hannifin Corp.                                                                4,678
                                                                                                --------
                                                                                                  25,639
                                                                                                --------

================================================================================

8  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              TRADING COMPANIES & DISTRIBUTORS (1.2%)
     63,981   Ferguson plc                                                                      $  4,938
    851,100   Marubeni Corp.                                                                       6,379
                                                                                                --------
                                                                                                  11,317
                                                                                                --------
              Total Industrials                                                                  106,184
                                                                                                --------
              INFORMATION TECHNOLOGY (17.6%)
              ------------------------------
              APPLICATION SOFTWARE (0.4%)
     44,500   Citrix Systems, Inc.*                                                                4,128
                                                                                                --------
              COMMUNICATIONS EQUIPMENT (1.8%)
    106,948   Cisco Systems, Inc.                                                                  4,443
     54,205   F5 Networks, Inc.*                                                                   7,835
    203,800   Juniper Networks, Inc.                                                               5,329
                                                                                                --------
                                                                                                  17,607
                                                                                                --------
              DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
     20,400   Alliance Data Systems Corp.                                                          5,236
     57,416   Visa, Inc. "A"(a)                                                                    7,133
                                                                                                --------
                                                                                                  12,369
                                                                                                --------
              ELECTRONIC MANUFACTURING SERVICES (0.6%)
    224,712   Jabil, Inc.                                                                          5,714
                                                                                                --------
              HOME ENTERTAINMENT SOFTWARE (0.6%)
  1,573,906   Zynga, Inc. "A"*(a)                                                                  5,635
                                                                                                --------
              INTERNET SOFTWARE & SERVICES (1.6%)
      6,592   Alphabet, Inc. "A"*                                                                  7,793
     40,488   Facebook, Inc. "A"*                                                                  7,567
                                                                                                --------
                                                                                                  15,360
                                                                                                --------
              IT CONSULTING & OTHER SERVICES (0.9%)
     62,892   Amdocs Ltd.                                                                          4,302
     56,800   Science Applications International Corp.(a)                                          4,354
                                                                                                --------
                                                                                                   8,656
                                                                                                --------
              SEMICONDUCTOR EQUIPMENT (1.6%)
    153,000   Applied Materials, Inc.                                                              8,205
    148,300   Teradyne, Inc.                                                                       6,798
                                                                                                --------
                                                                                                  15,003
                                                                                                --------
              SEMICONDUCTORS (0.7%)
     14,101   Broadcom Ltd.                                                                        3,497
     34,236   Texas Instruments, Inc.                                                              3,755
                                                                                                --------
                                                                                                   7,252
                                                                                                --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              SYSTEMS SOFTWARE (1.2%)
     48,224   Microsoft Corp.                                                                   $  4,582
     56,500   VMware, Inc. "A"*                                                                    6,994
                                                                                                --------
                                                                                                  11,576
                                                                                                --------
              TECHNOLOGY DISTRIBUTORS (0.5%)
     52,033   Tech Data Corp.*                                                                     5,217
                                                                                                --------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (6.4%)
    169,877   Apple, Inc.                                                                         28,442
    300,000   HP, Inc.                                                                             6,996
    150,723   NetApp, Inc.                                                                         9,269
      4,124   Samsung Electronics Co. Ltd.                                                         9,636
     83,826   Western Digital Corp.                                                                7,459
                                                                                                --------
                                                                                                  61,802
                                                                                                --------
              Total Information Technology                                                       170,319
                                                                                                --------
              MATERIALS (5.9%)
              ----------------
              DIVERSIFIED CHEMICALS (0.9%)
     81,650   Chemours Co.                                                                         4,215
    135,000   Huntsman Corp.                                                                       4,667
                                                                                                --------
                                                                                                   8,882
                                                                                                --------
              DIVERSIFIED METALS & MINING (1.7%)
    386,005   Anglo American plc                                                                   9,364
  2,298,518   South32 Ltd.                                                                         7,075
                                                                                                --------
                                                                                                  16,439
                                                                                                --------
              PAPER PACKAGING (0.9%)
     71,280   Avery Dennison Corp.                                                                 8,744
                                                                                                --------
              PAPER PRODUCTS (0.9%)
    256,293   UPM-Kymmene Oyj                                                                      8,636
                                                                                                --------
              SPECIALTY CHEMICALS (0.6%)
     48,474   Covestro AG(b)                                                                       5,572
                                                                                                --------
              STEEL (0.9%)
  1,022,248   Fortescue Metals Group Ltd.                                                          4,086
    578,879   Outokumpu Oyj                                                                        4,959
                                                                                                --------
                                                                                                   9,045
                                                                                                --------
              Total Materials                                                                     57,318
                                                                                                --------
              REAL ESTATE (0.7%)
              ------------------
              REAL ESTATE DEVELOPMENT (0.7%)
    724,500   CK Asset Holdings Ltd.                                                               6,914
                                                                                                --------

================================================================================

10  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (2.6%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
  7,000,000   China Telecom Corp. Ltd. "H"                                                      $  3,463
    117,600   Nippon Telegraph & Telephone Corp.                                                   5,592
                                                                                                --------
                                                                                                   9,055
                                                                                                --------
              WIRELESS TELECOMMUNICATION SERVICES (1.7%)
    209,900   KDDI Corp.                                                                           5,293
    284,000   NTT DOCOMO, Inc.                                                                     7,035
  1,201,830   Vodafone Group plc                                                                   3,833
                                                                                                --------
                                                                                                  16,161
                                                                                                --------
              Total Telecommunication Services                                                    25,216
                                                                                                --------
              UTILITIES (2.6%)
              ----------------
              ELECTRIC UTILITIES (1.5%)
     61,000   Entergy Corp.                                                                        4,800
    137,000   Exelon Corp.                                                                         5,276
    182,173   Fortum Oyj                                                                           3,950
                                                                                                --------
                                                                                                  14,026
                                                                                                --------
              MULTI-UTILITIES (1.1%)
    373,002   AGL Energy, Ltd.                                                                     7,045
    179,500   RWE AG*                                                                              3,593
                                                                                                --------
                                                                                                  10,638
                                                                                                --------
              Total Utilities                                                                     24,664
                                                                                                --------
              Total Common Stocks (cost: $693,638)                                               956,550
                                                                                                --------

              PREFERRED STOCKS (0.6%)

              ENERGY (0.6%)
              -------------
              INTEGRATED OIL & GAS (0.6%)
    490,721   Petroleo Brasileiro S.A.* (cost: $4,700)                                             6,080
                                                                                                --------
              Total Equity Securities (cost: $698,338)                                           962,630
                                                                                                --------

              MONEY MARKET INSTRUMENTS (0.6%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)
  5,460,638   State Street Institutional Treasury Money Market Fund Premier Class, 1.23%(c)
                (cost: $5,461)                                                                     5,461
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
              SECURITIES LOANED (1.1%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.1%)
    840,468   Federated Government Obligations Fund Institutional Class, 1.19%(c)               $    840
    356,648   Fidelity Government Fund Portfolio Class I, 1.22%(c)                                   357
    255,065   Goldman Sachs Financial Square Government Fund Institutional Class, 1.21%(c)           255
  6,325,922   Invesco Government & Agency Portfolio Institutional Class, 1.24%(c)                  6,326
    153,107   Morgan Stanley Institutional Liquidity Funds Government Portfolio
                Institutional Class, 1.21%(c)                                                        153
  3,185,815   Western Asset Institutional Government Reserves Institutional Class, 1.22%(c)        3,186
                                                                                                --------
              Total Short-Term Investments Purchased with Cash Collateral from
                Securities Loaned (cost: $11,117)                                                 11,117
                                                                                                --------

              TOTAL INVESTMENTS (COST: $714,916)                                                $979,208
                                                                                                ========

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
ASSETS                                          LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                $956,550               $-               $-       $956,550
  Preferred Stocks                                6,080                -                -          6,080
Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                            5,461                -                -          5,461
Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                           11,117                -                -         11,117
--------------------------------------------------------------------------------------------------------
Total                                          $979,208               $-               $-       $979,208
--------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through January 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

12  | USAA CAPITAL GROWTH FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 43.3% of net assets at January 31, 2018.

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, was out on loan as of January 31, 2018.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (c) Rate represents the money market fund annualized seven-day yield at January 31, 2018.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  13

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value
    (including securities on loan of $15,419) (cost of $714,916)                                $979,208
  Cash denominated in foreign currencies (identified cost of $2)                                       2
  Receivables:
    Capital shares sold                                                                              303
    USAA Asset Management Company (Note 7D)                                                            6
    Dividends and interest                                                                           918
    Securities sold                                                                                4,344
    Other                                                                                              9
                                                                                                --------
      Total assets                                                                               984,790
                                                                                                --------
LIABILITIES
  Payables:
    Upon return of securities loaned                                                              11,117
    Capital shares redeemed                                                                          863
    Bank overdraft                                                                                 4,348
    Accrued management fees                                                                          636
    Accrued transfer agent's fees                                                                     32
    Other accrued expenses and payables                                                              160
                                                                                                --------
      Total liabilities                                                                           17,156
                                                                                                --------
        Net assets applicable to capital shares outstanding                                     $967,634
                                                                                                ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                               $677,340
  Overdistribution of net investment income                                                       (1,344)
  Accumulated net realized gain on investments                                                    27,317
  Net unrealized appreciation of investments                                                     264,292
  Net unrealized appreciation of foreign currency translations                                        29
                                                                                                --------
        Net assets applicable to capital shares outstanding                                     $967,634
                                                                                                ========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $960,261/73,205
      capital shares outstanding, no par value)                                                 $  13.12
                                                                                                ========
    Institutional Shares (net assets of $7,373/560
      capital shares outstanding, no par value)                                                 $  13.15
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

14  | USAA CAPITAL GROWTH FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $223)                                             $  6,903
  Interest                                                                                            14
  Securities lending (net)                                                                           105
                                                                                                --------
    Total income                                                                                   7,022
                                                                                                --------
EXPENSES
  Management fees                                                                                  3,502
  Administration and servicing fees:
    Fund Shares                                                                                      665
    Institutional Shares                                                                               3
  Transfer agent's fees:
    Fund Shares                                                                                      767
    Institutional Shares                                                                               3
  Custody and accounting fees:
    Fund Shares                                                                                       74
    Institutional Shares                                                                               1
  Postage:
    Fund Shares                                                                                       34
  Shareholder reporting fees:
    Fund Shares                                                                                       23
  Trustees' fees                                                                                      17
  Registration fees:
    Fund Shares                                                                                       22
    Institutional Shares                                                                              12
  Professional fees                                                                                   68
  Other                                                                                               13
                                                                                                --------
      Total expenses                                                                               5,204
  Expenses reimbursed:
      Institutional Shares                                                                            (9)
                                                                                                --------
        Net expenses                                                                               5,195
                                                                                                --------
NET INVESTMENT INCOME                                                                              1,827
                                                                                                --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain on:
      Investments                                                                                 45,137
      Foreign currency transactions                                                                   59
  Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                                 87,524
      Foreign currency translations                                                                  (27)
                                                                                                --------
        Net realized and unrealized gain                                                         132,693
                                                                                                --------
  Increase in net assets resulting from operations                                              $134,520
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited), and year ended
July 31, 2017

--------------------------------------------------------------------------------------------------------

                                                                                   1/31/2018   7/31/2017
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                             $  1,827    $  9,754
  Net realized gain on investments                                                    45,137      96,167
  Net realized gain (loss) on foreign currency transactions                               59         (92)
  Change in net unrealized appreciation/(depreciation) of:
    Investments                                                                       87,524      27,269
    Foreign currency translations                                                        (27)         69
                                                                                    --------------------
    Increase in net assets resulting from operations                                 134,520     133,167
                                                                                    --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                                       (8,408)    (10,724)
    Institutional Shares                                                                 (68)        (68)
                                                                                    --------------------
      Total distributions of net investment income                                    (8,476)    (10,792)
                                                                                    --------------------
  Net realized gains:
    Fund Shares                                                                      (20,165)          -
    Institutional Shares                                                                (152)          -
                                                                                    --------------------
      Total distributions of net realized gains                                      (20,317)          -
                                                                                    --------------------
    Distributions to shareholders                                                    (28,793)    (10,792)
                                                                                    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                                         18,785      (6,370)
  Institutional Shares                                                                   845          24
                                                                                    --------------------
      Total net increase (decrease) in net assets from
        capital share transactions                                                    19,630      (6,346)
                                                                                    --------------------
  Net increase in net assets                                                         125,357     116,029

NET ASSETS
  Beginning of period                                                                842,277     726,248
                                                                                    --------------------
  End of period                                                                     $967,634    $842,277
                                                                                    ====================
Accumulated undistributed (overdistribution of)
  net investment income:
  End of period                                                                     $ (1,344)   $  5,305
                                                                                    ====================

See accompanying notes to financial statements.

================================================================================

16  | USAA CAPITAL GROWTH FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Capital Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation.

The Fund consists of two classes of shares: Capital Growth Fund Shares (Fund Shares) and Capital Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according

================================================================================

18  | USAA CAPITAL GROWTH FUND

================================================================================

        to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

        each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5.  Repurchase agreements are valued at cost.

    6. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments

================================================================================

20  | USAA CAPITAL GROWTH FUND

================================================================================

    is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended January 31, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized

================================================================================

22  | USAA CAPITAL GROWTH FUND

================================================================================

    foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2018, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended January 31, 2018, the Fund paid CAPCO facility fees of $3,000, which represents 1.1% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of July 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

================================================================================

24  | USAA CAPITAL GROWTH FUND

================================================================================

At July 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of January 31, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2018, were $271,396,000 and $7,104,000, respectively, resulting in net unrealized appreciation of $264,292,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2018, were $184,228,000 and $193,405,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

Investments and Financial Statements while non-cash collateral is not included.

At January 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN               NON-CASH COLLATERAL                   CASH COLLATERAL
--------------------------------------------------------------------------------
  $15,419,000(1)               $4,872,000                          $11,117,000
--------------------------------------------------------------------------------

(1)Includes $4,730,000 of securities on loan that were sold prior to January 31, 2018.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                           SIX-MONTH
                                                         PERIOD ENDED                       YEAR ENDED
                                                       JANUARY 31, 2018                   JULY 31, 2017
    --------------------------------------------------------------------------------------------------------
                                                    SHARES           AMOUNT          SHARES           AMOUNT
                                                    --------------------------------------------------------
    FUND SHARES:
    Shares sold                                      3,424         $ 42,321           7,983        $  84,928
    Shares issued from reinvested dividends          2,311           28,402           1,019           10,651
    Shares redeemed                                 (4,218)         (51,938)         (9,637)        (101,949)
                                                    --------------------------------------------------------
    Net increase (decrease) from
      capital share transactions                     1,517         $ 18,785            (635)       $  (6,370)
                                                    ========================================================
    INSTITUTIONAL SHARES:
    Shares sold                                         67         $    837               4        $      43
    Shares issued from reinvested dividends              2               19               -*               -*
    Shares redeemed                                     (1)             (11)             (2)             (19)
                                                    --------------------------------------------------------
    Net increase from capital share transactions        68         $    845               2        $      24
                                                    ========================================================

* Represents less than 500 shares or $500.

================================================================================

26  | USAA CAPITAL GROWTH FUND

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of funds within the Lipper Global Funds category.

    For the Fund Shares, the performance period consists of the current month plus the previous 35 months. The performance period for the Institutional Shares commenced on August 7, 2015, and includes the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    performance of the Fund Shares for periods prior to August 7, 2015. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                                     ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                                  (IN BASIS POINTS)(1)
--------------------------------------------------------------------------------
    +/- 100 to 400                                        +/- 4
    +/- 401 to 700                                        +/- 5
    +/- 701 and greater                                   +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2018, the Fund incurred total management fees, paid or payable to the Manager, of $3,502,000, which included a performance adjustment for the Fund Shares and the Institutional Shares of $151,000 and $1,000, respectively. For the Fund Shares and the Institutional Shares, the performance adjustments were 0.03% and 0.02%, respectively.

B. SUBADVISORY ARRANGEMENT(S) - The Manager entered into an Investment Subadvisory Agreement with QS Investors, LLC (QS Investors), under which QS Investors directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager).

================================================================================

28  | USAA CAPITAL GROWTH FUND

================================================================================

    The Manager (not the Fund) pays QS Investors a subadvisory fee in the annual amount of 0.25% of the first $250 million of assets, 0.21% on assets over $250 million and up to $500 million, and 0.17% on assets over $500 million of the Fund's average net assets that QS Investors manages. For the six-month period ended January 31, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to QS Investors, of $912,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.10% of average net assets of the Funds Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2018, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $665,000 and $3,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2018, the Fund reimbursed the Manager $3,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. EXPENSE LIMITATION - The Manager agreed, through November 30, 2018, to limit the total annual operating expenses of the Institutional Shares to 1.10% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Institutional Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through November 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2018, the Institutional Shares incurred reimbursable expenses of $9,000, of which $6,000 was receivable from the Manager.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out of pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out of pocket expenses. For the six-month period ended January 31, 2018, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $767,000 and $3,000, respectively.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(8) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2018, USAA and its affiliates owned 490,000 Institutional Shares, which represents 87.4% of the Institutional Shares outstanding and 0.7% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final

================================================================================

30  | USAA CAPITAL GROWTH FUND

================================================================================

Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary
Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(10) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                   PERIOD ENDED
                                    JANUARY 31,                           YEAR ENDED JULY 31,
                                   ------------------------------------------------------------------------------
                                       2018          2017          2016          2015          2014          2013
                                   ------------------------------------------------------------------------------
Net asset value at
  beginning of period              $  11.67      $   9.97      $  10.16      $   9.31      $   8.00      $   6.44
                                   ------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                 .02           .14           .13           .12           .12           .10
  Net realized and unrealized
    gain (loss)                        1.83          1.71          (.21)          .88          1.28          1.56
                                   ------------------------------------------------------------------------------
Total from investment operations       1.85          1.85          (.08)         1.00          1.40          1.66
                                   ------------------------------------------------------------------------------
Less distributions from:
  Net investment income                (.12)         (.15)         (.11)         (.15)         (.09)         (.10)
  Realized capital gains               (.28)            -             -             -             -             -
                                   ------------------------------------------------------------------------------
Total distributions                    (.40)         (.15)         (.11)         (.15)         (.09)         (.10)
                                   ------------------------------------------------------------------------------
Net asset value at end of period   $  13.12      $  11.67      $   9.97      $  10.16      $   9.31      $   8.00
                                   ==============================================================================
Total return (%)*                     16.10         18.75          (.76)        10.79         17.55         26.00
Net assets at end of period (000)  $960,261      $836,515      $721,357      $760,764      $706,918      $642,927
Ratios to average net assets:**
  Expenses (%)(a)                      1.16(c)       1.21          1.24          1.23(b)       1.28          1.30
  Expenses, excluding
    reimbursements (%)(a)              1.16(c)       1.21          1.24          1.23          1.28          1.34
  Net investment income (%)             .41(c)       1.27          1.39           .95          1.41          1.40
Portfolio turnover (%)                   21            55(e)         24            38            36(d)         83

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $880,960,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                          -             -             -             -             -          (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 1.30% of the Fund Shares average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects overall decrease in purchases and sales of securities.
(e) Reflects overall increase in purchases and sales of securities.

================================================================================

32  | USAA CAPITAL GROWTH FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                               SIX-MONTH
                                              PERIOD ENDED         YEAR ENDED          PERIOD ENDED
                                               JANUARY 31,          JULY 31,             JULY 31,
                                              -----------------------------------------------------
                                                  2018                2017                 2016***
                                              -----------------------------------------------------
Net asset value at beginning of period          $11.70              $ 9.98               $10.20
                                                -----------------------------------------------
Income (loss) from investment operations:
  Net investment income                            .03                 .15                  .14
  Net realized and unrealized gain (loss)         1.83                1.71                 (.24)
                                                -----------------------------------------------
Total from investment operations                  1.86                1.86                 (.10)
                                                -----------------------------------------------
Less distributions from:
  Net investment income                           (.13)               (.14)                (.12)
  Realized capital gains                          (.28)                  -                    -
                                                -----------------------------------------------
Total distributions                               (.41)               (.14)                (.12)
                                                -----------------------------------------------
Net asset value at end of period                $13.15              $11.70               $ 9.98
                                                ===============================================
Total return (%)*                                16.17               18.79                 (.99)
Net assets at end of period (000)               $7,373              $5,762               $4,891
  Ratios to average net assets:**
  Expenses (%)                                    1.10(a)             1.10                 1.10(a)
  Expenses, excluding reimbursements (%)          1.37(a)             1.47                 1.48(a)
  Net investment income (%)                        .46(a)             1.38                 1.57(a)
Portfolio turnover (%)                              21                  55(b)                24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $6,444,000.
*** Institutional Shares commenced operations on August 7, 2015.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects overall increase in purchases and sales of securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

EXPENSE EXAMPLE

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2017, through January 31, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

34  | USAA CAPITAL GROWTH FUND

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                         BEGINNING               ENDING            DURING PERIOD*
                                       ACCOUNT VALUE         ACCOUNT VALUE        AUGUST 1, 2017 -
                                       AUGUST 1, 2017       JANUARY 31, 2018      JANUARY 31, 2018
                                       -----------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00             $1,161.00               $6.32

Hypothetical
  (5% return before expenses)             1,000.00              1,019.36                5.90

INSTITUTIONAL SHARES
Actual                                    1,000.00              1,161.70                5.99

Hypothetical
  (5% return before expenses)             1,000.00              1,019.66                5.60

*Expenses are equal to the annualized expense ratio of 1.16% for Fund Shares and 1.10% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 16.10% for Fund Shares and 16.17% for Institutional Shares for the six-month period of August 1, 2017, through January 31, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at usaa.com; and (iii) on the SEC's website at http://www.sec.gov. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   36843-0318                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA FIRST START GROWTH FUND]

 ==============================================================

          SEMIANNUAL REPORT
          USAA FIRST START GROWTH FUND (UFSGX)
          JANUARY 31, 2018

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

FINANCIAL INFORMATION

    Portfolio of Investments                                                  4

    Notes to Portfolio of Investments                                        16

    Financial Statements                                                     21

    Notes to Financial Statements                                            24

EXPENSE EXAMPLE                                                              39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA FIRST START GROWTH FUND (THE FUND) SEEKS LONG-TERM CAPITAL GROWTH WITH REDUCED VOLATILITY OVER TIME.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund intends to invest primarily in equity securities, but also invests in bonds and money market instruments, as market conditions warrant. The Fund expects its typical asset allocation to be approximately 70% equities and 30% fixed-income securities. The implementation of the asset allocation may involve the extensive use of equity and fixed-income exchange-traded funds (ETFs). The Fund may invest in securities issued by domestic or foreign companies. The Fund also may invest in fixed-income securities that are investment grade and below investment grade, but limits its investments in below-investment-grade securities to no more than 10% of its net assets.

The Fund's investments also may include real estate investment trusts, investments that provide exposure to commodities (such as ETFs or natural resources companies), and derivatives, including futures and options. Derivatives may be utilized by the Fund to reduce its volatility over time, to enhance returns, or to provide diversification.

The Fund's assets will not be directly invested in companies whose primary line of business is the production of tobacco products or alcoholic beverages or in companies primarily focused on gaming activities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                          o TOP 10 HOLDINGS* 1/31/18 o
                                (% of Net Assets)

Vanguard FTSE Developed Markets ETF** .................................. 8.5%
iShares Core MSCI Emerging Markets ETF** ............................... 5.6%
iShares Core MSCI EAFE ETF** ........................................... 5.4%
iShares MSCI EAFE ETF** ................................................ 4.9%
Schwab Fundamental International
  Large Co. Index ETF** ................................................ 2.5%
U.S. Treasury Bonds, 3.13%, 8/15/2044 .................................. 2.1%
U.S. Treasury Notes, 1.63%, 4/30/2023 .................................. 2.1%
Vanguard Total Bond Market ETF** ....................................... 2.0%
iShares Currency Hedged MSCI EAFE ETF** ................................ 2.0%
Vanguard Short-Term Corporate Bond ETF** ............................... 1.7%

* Does not include money market instruments and short-term investments purchased with cash collateral from securities loaned.

** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 4-15.

================================================================================

2  | USAA FIRST START GROWTH FUND

================================================================================

                         o ASSET ALLOCATION - 1/31/18* o

                   [PIE CHART OF ASSET ALLOCATION - 1/31/18*]

EXCHANGE-TRADED FUNDS**                                                  40.6%
COMMON STOCKS                                                            35.8%
U.S. TREASURY SECURITIES                                                 10.9%
U.S. GOVERNMENT AGENCY ISSUES                                             4.3%
MONEY MARKET INSTRUMENTS                                                  3.0%
CORPORATE OBLIGATIONS                                                     2.5%
COMMERCIAL MORTGAGE SECURITIES                                            0.8%
PREFERRED STOCKS                                                          0.8%
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES                          0.6%
EURODOLLAR AND YANKEE OBLIGATIONS                                         0.3%
ASSET-BACKED SECURITIES                                                   0.3%
COLLATERALIZED MORTGAGE OBLIGATIONS                                       0.1%

                                   [END CHART]

*Does not include short-term instruments purchased with cash collateral from securities loaned.

**The Fund may rely on certain Securities and Exchange Commission exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund in amounts exceeding limits set forth in the Investment Company Act of 1941, as amended, that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (77.8%)

              COMMON STOCKS (35.8%)

              CONSUMER DISCRETIONARY (4.7%)
              -----------------------------
              ADVERTISING (0.3%)
    19,500    Omnicom Group, Inc.                                                                       $    1,495
                                                                                                        ----------
              APPAREL RETAIL (0.2%)
    11,650    TJX Companies, Inc.                                                                              936
                                                                                                        ----------
              AUTO PARTS & EQUIPMENT (0.6%)
    46,150    Magna International, Inc.                                                                      2,637
                                                                                                        ----------
              BROADCASTING (0.3%)
    23,841    CBS Corp. "B"                                                                                  1,374
                                                                                                        ----------
              HOME IMPROVEMENT RETAIL (0.7%)
    16,000    Home Depot, Inc.                                                                               3,214
                                                                                                        ----------
              HOTELS, RESORTS & CRUISE LINES (0.9%)
    50,200    Norwegian Cruise Line Holdings Ltd.*                                                           3,049
     7,500    Wyndham Worldwide Corp.                                                                          931
                                                                                                        ----------
                                                                                                             3,980
                                                                                                        ----------
              INTERNET & DIRECT MARKETING RETAIL (0.7%)
     2,300    Amazon.com, Inc.*                                                                              3,337
                                                                                                        ----------
              RESTAURANTS (0.8%)
    20,550    McDonald's Corp.                                                                               3,517
                                                                                                        ----------
              SPECIALTY STORES (0.2%)
     4,950    Ulta Beauty, Inc.*                                                                             1,099
                                                                                                        ----------
              Total Consumer Discretionary                                                                  21,589
                                                                                                        ----------
              CONSUMER STAPLES (2.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.4%)
    23,100    Bunge Ltd.                                                                                     1,835
                                                                                                        ----------
              DRUG RETAIL (0.3%)
    17,010    CVS Health Corp.                                                                               1,338
                                                                                                        ----------
              HYPERMARKETS & SUPER CENTERS (0.8%)
    35,750    Wal-Mart Stores, Inc.                                                                          3,811
                                                                                                        ----------

================================================================================

4  | USAA FIRST START GROWTH FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              SOFT DRINKS (0.5%)
    16,750    PepsiCo, Inc.                                                                             $    2,015
                                                                                                        ----------
              Total Consumer Staples                                                                         8,999
                                                                                                        ----------
              ENERGY (3.0%)
              -------------
              INTEGRATED OIL & GAS (1.0%)
    10,350    Chevron Corp.                                                                                  1,297
    34,840    Occidental Petroleum Corp.                                                                     2,612
    12,500    Royal Dutch Shell plc                                                                            878
                                                                                                        ----------
                                                                                                             4,787
                                                                                                        ----------
              OIL & GAS DRILLING (0.2%)
    33,450    Patterson-UTI Energy, Inc.                                                                       790
                                                                                                        ----------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
     7,200    Schlumberger Ltd.                                                                                530
                                                                                                        ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.7%)
    79,720    Antero Resources Corp.*                                                                        1,549
    28,900    Cabot Oil & Gas Corp.                                                                            762
    50,670    ConocoPhillips                                                                                 2,980
    21,900    EOG Resources, Inc.                                                                            2,518
                                                                                                        ----------
                                                                                                             7,809
                                                                                                        ----------
              Total Energy                                                                                  13,916
                                                                                                        ----------
              FINANCIALS (5.9%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    48,520    Bank of New York Mellon Corp.                                                                  2,751
                                                                                                        ----------
              CONSUMER FINANCE (0.7%)
    80,650    Synchrony Financial                                                                            3,200
                                                                                                        ----------
              DIVERSIFIED BANKS (2.5%)
   139,820    Bank of America Corp.                                                                          4,474
    41,350    JPMorgan Chase & Co.                                                                           4,783
    39,250    U.S. Bancorp                                                                                   2,243
                                                                                                        ----------
                                                                                                            11,500
                                                                                                        ----------
              FINANCIAL EXCHANGES & DATA (0.5%)
    13,600    CME Group, Inc.                                                                                2,088
                                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (0.9%)
     8,150    Allstate Corp.                                                                                   805
    11,400    Chubb Ltd.                                                                                     1,780
    20,900    Progressive Corp.                                                                              1,131
    14,500    XL Group Ltd.                                                                                    534
                                                                                                        ----------
                                                                                                             4,250
                                                                                                        ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (0.7%)
    83,430    KeyCorp                                                                                   $    1,785
     9,700    PNC Financial Services Group, Inc.                                                             1,533
                                                                                                        ----------
                                                                                                             3,318
                                                                                                        ----------
              Total Financials                                                                              27,107
                                                                                                        ----------
              HEALTH CARE (4.8%)
              ------------------
              BIOTECHNOLOGY (1.5%)
    11,600    AbbVie, Inc.                                                                                   1,302
     3,300    Amgen, Inc.                                                                                      614
    27,700    Celgene Corp.*                                                                                 2,802
    13,430    Gilead Sciences, Inc.                                                                          1,126
     7,000    Shire plc                                                                                        980
                                                                                                        ----------
                                                                                                             6,824
                                                                                                        ----------
              HEALTH CARE EQUIPMENT (0.7%)
    39,580    Medtronic plc                                                                                  3,400
                                                                                                        ----------
              LIFE SCIENCES TOOLS & SERVICES (0.3%)
     6,750    Thermo Fisher Scientific, Inc.                                                                 1,513
                                                                                                        ----------
              MANAGED HEALTH CARE (0.7%)
    13,550    UnitedHealth Group, Inc.                                                                       3,208
                                                                                                        ----------
              PHARMACEUTICALS (1.6%)
     9,220    Allergan plc                                                                                   1,662
    31,750    Johnson & Johnson                                                                              4,387
    19,810    Merck & Co., Inc.                                                                              1,174
                                                                                                        ----------
                                                                                                             7,223
                                                                                                        ----------
              Total Health Care                                                                             22,168
                                                                                                        ----------
              INDUSTRIALS (3.9%)
              ------------------
              AEROSPACE & DEFENSE (0.7%)
     5,650    Lockheed Martin Corp.                                                                          2,005
    10,700    United Technologies Corp.                                                                      1,477
                                                                                                        ----------
                                                                                                             3,482
                                                                                                        ----------
              AIR FREIGHT & LOGISTICS (0.4%)
     6,500    FedEx Corp.                                                                                    1,706
                                                                                                        ----------
              AIRLINES (0.6%)
    43,680    Southwest Airlines Co.                                                                         2,656
                                                                                                        ----------
              BUILDING PRODUCTS (0.4%)
    37,000    Johnson Controls International plc                                                             1,448
    11,750    Masco Corp.                                                                                      525
                                                                                                        ----------
                                                                                                             1,973
                                                                                                        ----------

================================================================================

6  | USAA FIRST START GROWTH FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              CONSTRUCTION & ENGINEERING (0.4%)
    54,960    AECOM*                                                                                    $    2,149
                                                                                                        ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
    11,000    PACCAR, Inc.                                                                                     820
                                                                                                        ----------
              INDUSTRIAL CONGLOMERATES (0.7%)
     9,320    Carlisle Companies, Inc.                                                                       1,064
    12,850    Honeywell International, Inc.                                                                  2,052
                                                                                                        ----------
                                                                                                             3,116
                                                                                                        ----------
              RAILROADS (0.5%)
     7,450    Canadian Pacific Railway Ltd.                                                                  1,378
     6,830    Kansas City Southern                                                                             773
                                                                                                        ----------
                                                                                                             2,151
                                                                                                        ----------
              Total Industrials                                                                             18,053
                                                                                                        ----------
              INFORMATION TECHNOLOGY (8.7%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.4%)
    38,750    Cisco Systems, Inc.                                                                            1,610
                                                                                                        ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
    38,150    Visa, Inc. "A"(a)                                                                              4,739
                                                                                                        ----------
              INTERNET SOFTWARE & SERVICES (1.8%)
     4,990    Alphabet, Inc. "A"*                                                                            5,899
    13,580    Facebook, Inc. "A"*                                                                            2,538
                                                                                                        ----------
                                                                                                             8,437
                                                                                                        ----------
              IT CONSULTING & OTHER SERVICES (0.4%)
    18,650    DXC Technology Co.                                                                             1,857
                                                                                                        ----------
              SEMICONDUCTOR EQUIPMENT (0.2%)
     4,110    Lam Research Corp.                                                                               787
                                                                                                        ----------
              SEMICONDUCTORS (1.0%)
     5,850    Broadcom Ltd.                                                                                  1,451
   116,850    Cypress Semiconductor Corp.                                                                    2,020
    19,030    Maxim Integrated Products, Inc.                                                                1,161
                                                                                                        ----------
                                                                                                             4,632
                                                                                                        ----------
              SYSTEMS SOFTWARE (2.1%)
    63,950    Microsoft Corp.                                                                                6,076
    70,200    Oracle Corp.                                                                                   3,621
                                                                                                        ----------
                                                                                                             9,697
                                                                                                        ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.8%)
    29,760    Apple, Inc.                                                                                    4,983
   111,680    HP, Inc.                                                                                       2,604

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
    10,300    Western Digital Corp.                                                                     $      917
                                                                                                        ----------
                                                                                                             8,504
                                                                                                        ----------
              Total Information Technology                                                                  40,263
                                                                                                        ----------
              MATERIALS (1.3%)
              ----------------
              DIVERSIFIED CHEMICALS (0.5%)
    29,200    DowDuPont, Inc.                                                                                2,207
                                                                                                        ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     9,000    Monsanto Co.                                                                                   1,096
                                                                                                        ----------
              GOLD (0.1%)
    19,672    Hycroft Mining Corp.*(b),(c),(d)                                                                   -
     7,800    Newmont Mining Corp.                                                                             316
                                                                                                        ----------
                                                                                                               316
                                                                                                        ----------
              PAPER PACKAGING (0.2%)
     3,450    Packaging Corp. of America                                                                       433
    12,000    WestRock Co.                                                                                     800
                                                                                                        ----------
                                                                                                             1,233
                                                                                                        ----------
              SPECIALTY CHEMICALS (0.3%)
    11,200    Albemarle Corp.                                                                                1,250
                                                                                                        ----------
              Total Materials                                                                                6,102
                                                                                                        ----------
              REAL ESTATE (0.1%)
              ------------------
              REITs - RETAIL (0.1%)
     2,600    Simon Property Group, Inc.                                                                       425
                                                                                                        ----------
              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    51,990    AT&T, Inc.                                                                                     1,947
                                                                                                        ----------
              UTILITIES (1.0%)
              ----------------
              ELECTRIC UTILITIES (1.0%)
    16,350    Edison International                                                                           1,022
    46,500    Exelon Corp.                                                                                   1,791
     9,450    NextEra Energy, Inc.                                                                           1,497
                                                                                                        ----------
              Total Utilities                                                                                4,310
                                                                                                        ----------
              Total Common Stocks (cost: $118,182)                                                         164,879
                                                                                                        ----------

              EXCHANGE-TRADED FUNDS (40.6%)

              DOMESTIC EXCHANGE-TRADED FUNDS (3.1%)
    50,000    Powershares S&P Midcap Low Volatility Portfolio                                                2,279
    50,000    Powershares S&P Smallcap Low Volatility Portfolio                                              2,298
    15,000    Vanguard Mid-Cap ETF                                                                           2,421
    39,000    Vanguard REIT ETF                                                                              3,099

================================================================================

8  | USAA FIRST START GROWTH FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
    30,000    Vanguard Small-Cap Value ETF                                                              $    4,060
                                                                                                        ----------
              Total Domestic Exchange-Traded Funds                                                          14,157
                                                                                                        ----------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (3.7%)
   100,000    Vanguard Short-Term Corporate Bond ETF                                                         7,903
   115,000    Vanguard Total Bond Market ETF                                                                 9,265
                                                                                                        ----------
              Total Fixed-Income Exchange-Traded Funds                                                      17,168
                                                                                                        ----------
              INTERNATIONAL EXCHANGE-TRADED FUNDS (33.8%)
   356,000    iShares Core MSCI EAFE ETF                                                                    24,753
   418,824    iShares Core MSCI Emerging Markets ETF                                                        25,733
   302,000    iShares Currency Hedged MSCI EAFE ETF                                                          9,096
    16,000    iShares Edge MSCI Minimum Volatility EAFE ETF                                                  1,205
    19,000    iShares Edge MSCI Minimum Volatility Emerging Markets ETF                                      1,225
   305,771    iShares MSCI EAFE ETF                                                                         22,578
   245,000    PowerShares FTSE RAFI Emerging Markets Portfolio                                               6,083
    50,000    Schwab Fundamental Emerging Markets Large Company Index ETF                                    1,624
   360,300    Schwab Fundamental International Large Co. Index ETF                                          11,483
   835,000    Vanguard FTSE Developed Markets ETF                                                           39,237
   125,000    Vanguard FTSE Emerging Markets ETF                                                             6,230
    20,334    WisdomTree Emerging Markets SmallCap Dividend Fund(a)                                          1,134
    68,000    WisdomTree Europe Hedged Equity Fund                                                           4,484
    36,637    WisdomTree India Earnings Fund                                                                 1,058
                                                                                                        ----------
              Total International Exchange-Traded Funds                                                    155,923
                                                                                                        ----------
              Total Exchange-Traded Funds (cost: $150,952)                                                 187,248
                                                                                                        ----------
              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (0.6%)

              EXCHANGE-TRADED FUNDS (0.6%)
    45,000    United States Commodity Index Fund *                                                           1,953
    41,000    VanEck Vectors Gold Miners ETF                                                                   974
                                                                                                        ----------
              Total Exchange-Traded Funds                                                                    2,927
                                                                                                        ----------
              Total Precious Metals and Commodity-Related Exchange-
               Traded Funds Mae (Cost: $2,862)                                                               2,927
                                                                                                        ----------

              PREFERRED STOCKS (0.8%)

              CONSUMER STAPLES (0.3%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.3%)
    30,000    CHS, Inc., 7.88%, cumulative redeemable *(e)                                                     863
     5,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable(e),(f)                              516
                                                                                                        ----------
              Total Consumer Staples                                                                         1,379
                                                                                                        ----------
              ENERGY (0.1%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
       800    Chesapeake Energy Corp., 5.75% *(e),(f)                                                          492
                                                                                                        ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              FINANCIALS (0.3%)
              -----------------
              LIFE & HEALTH INSURANCE (0.2%)
    28,000    Delphi Financial Group, Inc., 4.61%, cumulative redeemable,
               3 mo. LIBOR + 3.19%(g)                                                                   $      658
                                                                                                        ----------
              REGIONAL BANKS (0.1%)
       500    M&T Bank Corp., 6.38%, cumulative redeemable M&T Bank
               Corp., 6.38%, cumulative redeemable *(e)                                                        511
                                                                                                        ----------
              REINSURANCE (0.0%)
       500    American Overseas Group Ltd., 7.50%, non-cumulative,
               3 mo. LIBOR + 3.557%(b),(c),(d),(g)                                                             125
                                                                                                        ----------
              Total Financials                                                                               1,294
                                                                                                        ----------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.1%)
    20,000    Qwest Corp., 6.50%                                                                               411
                                                                                                        ----------
              Total Preferred Stocks (cost: $3,914)                                                          3,576
                                                                                                        ----------
              Total Equity Securities (cost: $275,910)                                                     358,630
                                                                                                        ----------

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON
(000)                                                                RATE           MATURITY
------------------------------------------------------------------------------------------------------------------
              BONDS (19.2%)

              ASSET-BACKED SECURITIES (0.3%)

              FINANCIALS (0.3%)
              -----------------
              ASSET-BACKED FINANCING (0.3%)
 $     350    Avis Budget Rental Car Funding AESOP, LLC(f)          2.96%           7/20/2020                  350
       233    Avis Budget Rental Car Funding AESOP, LLC(f)          3.75            7/20/2020                  233
       200    Navient Student Loan Trust 1 mo. LIBOR + 1.50%        3.06(g)         8/25/2050                  200
        88    NP SPE II, LLC                                        3.37           10/21/2047                   87
       261    SCF Equipment Trust, LLC(f)                           3.41           12/20/2023                  259
       274    Synchrony Credit Card Master Note Trust               2.95            5/15/2024                  271
                                                                                                        ----------
              Total Financials                                                                               1,400
                                                                                                        ----------
              Total Asset-Backed Securities (cost: $1,385)                                                   1,400
                                                                                                        ----------
              COLLATERALIZED MORTGAGE OBLIGATION (0.1%)

              FINANCIALS (0.1%)
              -----------------
       727    Structured Asset Mortgage Investments, Inc.
               1 mo. LIBOR + 0.50% (cost: $712)                     2.06(g)         7/19/2035                  677
                                                                                                        ----------

================================================================================

10  | USAA FIRST START GROWTH FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                               RATE          MATURITY                   (000)
------------------------------------------------------------------------------------------------------------------
              COMMERCIAL MORTGAGE SECURITIES (0.8%)

              FINANCIALS (0.8%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (0.7%)
 $     500    Banc of America Commercial Mortgage, Inc.             6.12%(h)       2/10/2051            $      500
       852    Bear Stearns Commercial Mortgage Securities,
                Inc.(f)                                             5.66(h)        9/11/2041                   864
        57    Commercial Mortgage Trust                             5.38          12/10/2046                    57
       900    FREMF Mortgage Trust(f)                               3.56(h)        8/25/2045                   908
       275    GE Capital Commercial Mortgage Corp.                  5.61(h)       12/10/2049                   276
        42    GMAC Commercial Mortgage Securities, Inc.             4.96          12/10/2041                    42
       250    GMAC Commercial Mortgage Securities, Inc.             4.98(h)       12/10/2041                   252
       444    JPMorgan Chase & Co.                                  5.37           5/15/2047                   444
                                                                                                        ----------
                                                                                                             3,343
                                                                                                        ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE BACKED
                SECURITIES (0.1%)
     3,228    CSAIL Commercial Mortgage Trust(c)                    1.81(h)        1/15/2049                   330
     2,722    UBS Commercial Mortgage Trust(c),(f)                  2.08(h)        5/10/2045                   192
                                                                                                        ----------
                                                                                                               522
                                                                                                        ----------
              Total Financials                                                                               3,865
                                                                                                        ----------
              Total Commercial Mortgage Securities (cost: $3,720)                                            3,865
                                                                                                        ----------
              CORPORATE OBLIGATIONS (2.5%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              DEPARTMENT STORES (0.1%)
       396    Neiman Marcus Group Ltd., LLC
               3 mo. LIBOR + 3.25%(i)                               4.81          10/25/2020                   341
                                                                                                        ----------
              SPECIALTY STORES (0.2%)
       596    Academy Ltd. 3 mo. LIBOR + 4.00%(i)                   5.49           7/01/2022                   482
       400    Guitar Center, Inc.(f)                                6.50           4/15/2019                   393
                                                                                                        ----------
                                                                                                               875
                                                                                                        ----------
              Total Consumer Discretionary                                                                   1,216
                                                                                                        ----------
              CONSUMER STAPLES (0.1%)
              -----------------------
              FOOD RETAIL (0.1%)
       300    BI-LO, LLC & BI-LO Finance Corp.(f)                   9.25           2/15/2019                   297
                                                                                                        ----------
              ENERGY (0.2%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
       500    Energy Transfer, LP 3 mo. LIBOR + 3.018%              4.79(g)       11/01/2066                   450
       500    Enterprise TE Partners LP 3 mo. LIBOR + 4.50%         4.26(g)        6/01/2067                   479
       250    Tallgrass Energy Partners, LP / Tallgrass Energy
               Finance Corp.(f)                                     5.50           9/15/2024                   257
                                                                                                        ----------
              Total Energy                                                                                   1,186
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                               RATE           MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              FINANCIALS (1.7%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
 $     350    Ares Capital Corp.                                    3.62%           1/19/2022           $      348
       900    Prospect Capital Corp.                                5.00            7/15/2019                  916
                                                                                                        ----------
                                                                                                             1,264
                                                                                                        ----------
              LIFE & HEALTH INSURANCE (0.2%)
       600    Prudential Financial, Inc. 3 mo. LIBOR + 3.92%        5.62(g)         6/15/2043                  653
                                                                                                        ----------
              MULTI-LINE INSURANCE (0.2%)
     1,000    Nationwide Mutual Insurance Co.
               3 mo. LIBOR + 2.29%(f)                               3.88(g)        12/15/2024                  997
                                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (0.3%)
       700    Allstate Corp. 3 mo. LIBOR + 2.938%                   5.75(g)         8/15/2053                  763
       298    AmTrust Financial Services, Inc.                      6.13            8/15/2023                  291
       500    HSB Group, Inc. 3 mo. LIBOR + 0.910%                  2.63(g)         7/15/2027                  437
                                                                                                        ----------
                                                                                                             1,491
                                                                                                        ----------
              REGIONAL BANKS (0.7%)
       500    Compass Bank                                          3.88            4/10/2025                  497
     1,000    Cullen/Frost Capital Trust II 3 mo. LIBOR + 1.55%     3.03(g)         3/01/2034                  895
     1,000    Manufacturers & Traders Trust Co.
               3 mo. LIBOR + 0.64%                                  2.12(g)        12/01/2021                  999
     1,000    SunTrust Capital I 3 mo. LIBOR + 0.67%                2.09(g)         5/15/2027                  935
                                                                                                        ----------
                                                                                                             3,326
                                                                                                        ----------
              Total Financials                                                                               7,731
                                                                                                        ----------
              HEALTH CARE (0.1%)
              ------------------
              HEALTH CARE FACILITIES (0.1%)
       600    Community Health Systems, Inc.                        6.88            2/01/2022                  430
                                                                                                        ----------
              REAL ESTATE (0.1%)
              ------------------
              REAL ESTATE DEVELOPMENT (0.1%)
       285    Crescent Communities, LLC & Crescent
               Ventures, Inc.(f)                                    8.87           10/15/2021                  304
                                                                                                        ----------
              UTILITIES (0.0%)
              ----------------
              MULTI-UTILITIES (0.0%)
       225    WEC Energy Group, Inc. 3 mo. LIBOR + 2.113%           3.53(g)         5/15/2067                  219
                                                                                                        ----------
              Total Corporate Obligations (cost: $10,854)                                                   11,383
                                                                                                        ----------

              EURODOLLAR AND YANKEE OBLIGATIONS (0.3%)

              ENERGY (0.0%)
              -------------
              OIL & GAS DRILLING (0.0%)
       782    Schahin II Finance Co. SPV Ltd.(f),(j)                5.88            9/25/2023                  113
                                                                                                        ----------

================================================================================

12  | USAA FIRST START GROWTH FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                               RATE          MATURITY                   (000)
------------------------------------------------------------------------------------------------------------------
              FINANCIALS (0.1%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
 $     250    QBE Capital Funding III Ltd.
                3 mo. LIBOR + 3.04%(f)                              7.25%(g)       5/24/2041            $      281
                                                                                                        ----------
              MATERIALS (0.2%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
       500    Braskem Finance Ltd.                                  6.45           2/03/2024                   567
                                                                                                        ----------
              GOLD (0.1%)
       500    Pretium Resources, Inc.                               2.25           3/15/2022                   435
                                                                                                        ----------
              Total Materials                                                                                1,002
                                                                                                        ----------
              Total Eurodollar and Yankee
                Obligations (cost: $1,892)                                                                   1,396
                                                                                                        ----------

              U.S. GOVERNMENT AGENCY ISSUES(k) (4.3%)

              GOVERNMENT SECURITIES (4.3%)
              ----------------------------
              COLLATERALIZED-MORTGAGE OBLIGATIONS (0.2%)
     1,000    Freddie Mac(+)                                        3.51           4/25/2030                 1,023
                                                                                                        ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (4.1%)
     1,675    Freddie Mac(+)                                        3.00           4/01/2046                 1,645
     2,846    Freddie Mac(+)                                        3.00           3/01/2047                 2,793
     6,457    Freddie Mac(+)                                        3.50           4/01/2046                 6,532
     7,917    Freddie Mac(+)                                        3.00           6/01/2046                 7,774
                                                                                                        ----------
                                                                                                            18,744
                                                                                                        ----------
              Total U.S. Government Agency Issues (cost: $20,428)                                           19,767
                                                                                                        ----------

              U.S. TREASURY SECURITIES(l) (10.9%)
              BONDS (3.9%)
     4,300    2.96%, 08/15/2044 (STRIPS Principal)(m)                                                        1,975
     2,000    3.00%, 11/15/2044                                                                              2,026
     4,200    3.00%, 05/15/2045                                                                              4,254
     9,500    3.12%, 08/15/2044                                                                              9,846
                                                                                                        ----------
                                                                                                            18,101
                                                                                                        ----------
              NOTES (7.0%)
     5,000    1.13%, 02/28/2021                                                                              4,822
     4,000    1.62%, 02/15/2026                                                                              3,689
     1,970    1.63%, 08/15/2022                                                                              1,897
       390    1.63%, 11/15/2022                                                                                374
    10,000    1.63%, 04/30/2023                                                                              9,547
     6,000    1.87%, 07/31/2022                                                                              5,842
     1,000    2.25%, 11/15/2024                                                                                975
     1,800    2.25%, 11/15/2027                                                                              1,728

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                               RATE          MATURITY                   (000)
------------------------------------------------------------------------------------------------------------------
 $     800    2.37%, 08/15/2024                                                                         $      787
     1,600    2.37%, 05/15/2027                                                                              1,555
     1,000    2.75%, 11/15/2023                                                                              1,009
                                                                                                        ----------
                                                                                                            32,225
                                                                                                        ----------
              Total U.S. Treasury Securities (cost: $50,588)                                                50,326
                                                                                                        ----------
              Total Bonds (cost: $89,579)                                                                   88,814
                                                                                                        ----------

              MONEY MARKET INSTRUMENTS (3.0%)

              COMMERCIAL PAPER (1.4%)
       800    Barton Capital Corp.(f)                               1.52%          2/14/2018                   799
       600    Fairway Finance Corp.(f)                              1.42           2/02/2018                   600
       581    Gotham Funding Corp.(f)                               1.55           2/20/2018                   580
       600    Liberty Funding, LLC(f)                               1.52           2/05/2018                   600
       800    LMA Americas, LLC(f)                                  1.48           2/01/2018                   800
       670    Manhattan Asset Funding Co., LLC(f)                   1.45           2/02/2018                   670
       800    Nieuw Amsterdam Receivables(f)                        1.50           2/05/2018                   800
       800    Southern Co. Gas Capital(f)                           1.78           2/08/2018                   800
       810    Victory Receivables(f)                                1.55           2/08/2018                   810
                                                                                                        ----------
              Total Commercial Paper (cost: $6,459)                                                          6,459
                                                                                                        ----------

------------------------------------------------------------------------------------------------------------------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.6%)
 7,655,828    State Street Institutional Treasury Money Market
              Fund Premier Class, 1.23%(n) (cost: $7,656)                                                    7,656
                                                                                                        ----------
              Total Money Market Instruments (cost: $14,115)                                                14,115
                                                                                                        ----------

              SHORT-TERM INVESTMENT PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (0.2%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)
 1,147,410    Invesco Government & Agency Portfolio
                Institutional Class, 1.24%(n)                                                                1,147
                                                                                                        ----------
              Total Short-Term Investment Purchased with Cash
              Collateral from Securities Loaned (cost: $1,147)                                               1,147
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $380,751)                                                        $  462,706
                                                                                                        ==========

================================================================================

14  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------------
ASSETS                                      LEVEL 1             LEVEL 2            LEVEL 3               TOTAL
--------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $164,879             $     -               $  -            $164,879
  Exchange-Traded Funds                     187,248                   -                  -             187,248
  Precious Metals and Commodity-
    Related Exchange-Traded Funds             2,927                   -                  -               2,927
  Preferred Stocks                                -               3,451                125               3,576
Bonds:
  Asset-Backed Securities                         -               1,400                  -               1,400
  Collateralized Mortgage Obligation              -                 677                  -                 677
  Commercial Mortgage Securities                  -               3,865                  -               3,865
  Corporate Obligations                           -              11,383                  -              11,383
  Eurodollar and Yankee Obligations               -               1,396                  -               1,396
  U.S. Government Agency Issues                   -              19,767                  -              19,767
  U.S. Treasury Securities                   48,351               1,975                  -              50,326
Money Market Instruments:
  Commercial Paper                                -               6,459                  -               6,459
  Government & U.S. Treasury Money
    Market Funds                              7,656                   -                  -               7,656
Short-Term Investment Purchased with
 Cash Collateral from Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                        1,147                   -                  -               1,147
--------------------------------------------------------------------------------------------------------------
Total                                      $412,208             $50,373               $125            $462,706
--------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

--------------------------------------------------------------------------------------------------------------
                                      RECONCILIATION OF LEVEL 3 INVESTMENTS
--------------------------------------------------------------------------------------------------------------
($ IN 000s)                                               COMMON STOCKS                       PREFERRED STOCKS
--------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2017                                         $ 8                                   $125
Purchases                                                             -                                      -
Sales                                                                 -                                      -
Transfers into Level 3                                                -                                      -
Transfers out of Level 3                                              -                                      -
Net realized gain (loss) on investments                               -                                      -
Change in net unrealized appreciation/(depreciation)
  of investments                                                    $(8)                                     -
--------------------------------------------------------------------------------------------------------------
Balance as of January 31, 2018                                      $ -                                   $125
--------------------------------------------------------------------------------------------------------------

For the period of August 1, 2017, through January 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 27.4% of net assets at January 31, 2018.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by,

================================================================================

16  | USAA FIRST START GROWTH FUND

================================================================================

    mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17

================================================================================

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    LIBOR   London Interbank Offered Rate

    STRIPS  Separate trading of registered interest and principal of securities

    REITs Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, was out on loan as of January 31, 2018.

    (b) Security was fair valued at January 31, 2018, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees (the Board). The total value of all such securities was $125,000, which represented by less than 0.1% of the Fund's net assets.

    (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2018, was $647,000, which represented 0.1% of the Fund's net assets.

    (d) Security was fair valued at Level 3.

    (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board unless otherwise noted as illiquid.

================================================================================

18  | USAA FIRST START GROWTH FUND

================================================================================

    (g) Variable-rate security - interest rate is adjusted periodically. The interest rate disclosed represent the rate at January 31, 2018.

    (h) Stated interest rates may change slightly over time as underlying mortgages paydown.

    (i) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (j) At January 31, 2018, the issuer was in default with respect to interest and/or principal payments.

    (k) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

        exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (l) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

    (m) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (n) Rate represents the money market fund annualized seven-day yield at January 31, 2018.

     *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

20  | USAA FIRST START GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities on
      loan of $4,670) (cost of $380,751)                                        $462,706
   Receivables:
      Capital shares sold                                                            185
      USAA Asset Management Company (Note 6C)                                        250
      Dividends and interest                                                         662
      Securities sold                                                                674
      Other                                                                            2
                                                                                --------
         Total assets                                                            464,479
                                                                                --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                             1,147
      Securities purchased                                                         1,424
      Capital shares redeemed                                                        260
   Accrued management fees                                                           293
   Accrued transfer agent's fees                                                      60
   Other accrued expenses and payables                                               192
                                                                                --------
         Total liabilities                                                         3,376
                                                                                --------
            Net assets applicable to capital shares outstanding                 $461,103
                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $377,759
   Overdistribution of net investment income                                        (937)
   Accumulated net realized gain on investments                                    2,326
   Net unrealized appreciation of investments                                     81,955
                                                                                --------
            Net assets applicable to capital shares outstanding                 $461,103
                                                                                ========
   Capital shares outstanding, no par value                                       32,361
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  14.25
                                                                                ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $5)                              $  3,847
   Interest                                                                        1,530
   Securities lending (net)                                                           19
                                                                                --------
      Total income                                                                 5,396
                                                                                --------
EXPENSES
   Management fees                                                                 1,663
   Administration and servicing fees                                                 333
   Transfer agent's fees                                                           1,252
   Custody and accounting fees                                                        72
   Postage                                                                            57
   Shareholder reporting fees                                                         28
   Trustees' fees                                                                     16
   Registration fees                                                                  18
   Professional fees                                                                  65
   Other                                                                              10
                                                                                --------
          Total expenses                                                           3,514
   Expenses reimbursed                                                              (454)
                                                                                --------
          Net expenses                                                             3,060
                                                                                --------
NET INVESTMENT INCOME                                                              2,336
                                                                                --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on:
      Investments                                                                  6,550
      Long-term capital gain distributions from other investment companies             2
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                 29,867
                                                                                --------
          Net realized and unrealized gain                                        36,419
                                                                                --------
   Increase in net assets resulting from operations                             $ 38,755
                                                                                ========

See accompanying notes to financial statements.

================================================================================

22  | USAA FIRST START GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited), and year ended July 31, 2017

----------------------------------------------------------------------------------------
                                                               1/31/2018       7/31/2017
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                        $  2,336        $  4,487
   Net realized gain on investments                                6,550          12,851
   Net realized gain on long-term capital gain distributions
       from other investment companies                                 2               7
   Change in net unrealized appreciation/(depreciation) of
       investments                                                29,867          24,442
                                                                ------------------------
       Increase in net assets resulting from operations           38,755          41,787
                                                                ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (4,485)         (6,055)
   Net realized gains                                            (13,844)         (5,358)
                                                                ------------------------
       Distributions to shareholders                             (18,329)        (11,413)
                                                                ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      31,918          70,431
   Reinvested dividends                                           18,243          11,357
   Cost of shares redeemed                                       (36,592)        (74,553)
                                                                ------------------------
       Increase in net assets from capital share transactions     13,569           7,235
                                                                ------------------------
   Net increase in net assets                                     33,995          37,609

NET ASSETS
   Beginning of period                                           427,108         389,499
                                                                ------------------------
   End of period                                                $461,103        $427,108
                                                                ========================
Accumulated undistributed (overdistribution of)
   net investment income:
   End of period                                                $   (937)       $  1,212
                                                                ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     2,290           5,473
   Shares issued for dividends reinvested                          1,321             907
   Shares redeemed                                                (2,626)         (5,784)
                                                                ------------------------
       Increase in shares outstanding                                985             596
                                                                ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA First Start Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek long-term capital growth with reduced volatility over time.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly

================================================================================

24  | USAA FIRST START GROWTH FUND

================================================================================

    meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

        securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6.  Repurchase agreements are valued at cost.

================================================================================

26  | USAA FIRST START GROWTH FUND

================================================================================

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    8.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The valuation of securities falling in the Level 3 category are primarily supported by a prior tender offer. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended January 31, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The

================================================================================

28  | USAA FIRST START GROWTH FUND

================================================================================

    statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

H. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2018, there were no custodian and other bank credits.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out

================================================================================

30  | USAA FIRST START GROWTH FUND

================================================================================

    of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

For the six-month period ended January 31, 2018, the Fund paid CAPCO facility fees of $2,000, which represents 0.5% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of July 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2018, were $87,925,000 and $5,970,000, respectively, resulting in net unrealized appreciation of $81,955,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2018, were $48,508,000 and $40,507,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities,

================================================================================

32  | USAA FIRST START GROWTH FUND

================================================================================

or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At January 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                           NON-CASH COLLATERAL                         CASH COLLATERAL
--------------------------------------------------------------------------------------------------
  $4,670,000                                $3,598,000                                $1,147,000

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended January 31, 2018, the Fund had no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    The performance adjustment is calculated monthly by comparing the Fund's performance over the performance period to that of the Lipper Flexible Portfolio Funds Index. The Lipper Flexible Portfolio Funds Index tracks the total return performance of funds within the Lipper Flexible Portfolio Funds category.

    The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                                  ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                               (IN BASIS POINTS)(1)
    -------------------------------------------------------------------------
    +/- 100 to 400                                     +/- 4
    +/- 401 to 700                                     +/- 5
    +/- 701 and greater                                +/- 6

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended January 31, 2018, the Fund incurred total management fees, paid or payable to the Manager, of $1,663,000. For the six month period ended January 31, 2018, the Fund did not incur any performance adjustment.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services,

================================================================================

34  | USAA FIRST START GROWTH FUND

================================================================================

    the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2018, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $333,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2018, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through November 30, 2018, to limit the total annual operating expenses of the Fund to 1.38% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through November 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2018, the Fund incurred reimbursable expenses of $454,000, of which $250,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended January 31, 2018, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,252,000.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is

================================================================================

36  | USAA FIRST START GROWTH FUND

================================================================================

expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

(9) NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(10) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                PERIOD ENDED
                                 JANUARY 31,                        YEAR ENDED JULY 31,
                                -------------------------------------------------------------------------------------
                                    2018           2017           2016             2015           2014           2013
                                -------------------------------------------------------------------------------------
Net asset value at
  beginning of period           $  13.61       $  12.65       $  13.29         $  13.72       $  12.56       $  10.87
                                -------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .07            .14            .20              .18            .20            .23
  Net realized and
    unrealized gain (loss)          1.15           1.18           (.22)             .35           1.31           1.69
                                -------------------------------------------------------------------------------------
Total from investment
  operations                        1.22           1.32           (.02)             .53           1.51           1.92
                                -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.14)          (.19)          (.19)            (.18)          (.23)          (.23)
  Realized capital gains            (.44)          (.17)          (.43)            (.78)          (.12)             -
                                -------------------------------------------------------------------------------------
Total distributions                 (.58)          (.36)          (.62)            (.96)          (.35)          (.23)
                                -------------------------------------------------------------------------------------
Net asset value at
  end of period                 $  14.25       $  13.61       $  12.65         $  13.29       $  13.72       $  12.56
                                =====================================================================================
Total return (%)*                   9.15          10.78            .04             3.95          12.16          17.90
Net assets at end
  of period (000)               $461,103       $427,108       $389,499         $378,384       $340,974       $278,214
Ratios to average
  net assets:**
  Expenses (%)(a)                   1.38(d)        1.38           1.38             1.38           1.38           1.38
  Expenses, excluding
    reimbursements (%)(a)           1.58(d)        1.69           1.77             1.75           1.74           1.79
 Net investment
   income (%)                       1.05(d)        1.11           1.64             1.45           1.53           2.01
Portfolio turnover (%)                10             40(c)         101(b)            62             64             70

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $440,290,000.
(a) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                       -              -               -               -              -           (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Reflects increased trading activity due to changes in subadviser(s) and asset allocation strategies.
(c) Reflects a return to normal trading levels after a prior year transition.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

38  | USAA FIRST START GROWTH FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2017, through January 31, 2018.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                           BEGINNING               ENDING                DURING PERIOD*
                                         ACCOUNT VALUE          ACCOUNT VALUE           AUGUST 1, 2017 -
                                         AUGUST 1, 2017        JANUARY 31, 2018         JANUARY 31, 2018
                                        ----------------------------------------------------------------
Actual                                     $1,000.00              $1,091.50                 $7.27

Hypothetical
 (5% return before expenses)                1,000.00               1,018.25                  7.02

*Expenses are equal to the Fund's annualized expense ratio of 1.38%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 9.15% for the six-month period of August 1, 2017, through January 31, 2018.

================================================================================

40  | USAA FIRST START GROWTH FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   31703-0318                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                                   [GRAPHIC OF USAA GROWTH FUND]

 ==============================================================

          SEMIANNUAL REPORT
          USAA GROWTH FUND
          FUND SHARES (USAAX) o INSTITUTIONAL SHARES (UIGRX)
          JANUARY 31, 2018

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

FINANCIAL INFORMATION

    Portfolio of Investments                                                  3

    Notes to Portfolio of Investments                                         9

    Financial Statements                                                     10

    Notes to Financial Statements                                            13

EXPENSE EXAMPLE                                                              29

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA GROWTH FUND (THE FUND) SEEKS LONG-TERM GROWTH OF CAPITAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets primarily in a diversified portfolio of equity securities selected for their growth potential. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 1/31/18 o
                                (% of Net Assets)

Amazon.com, Inc. .......................................................  4.7%
Facebook, Inc. "A" .....................................................  4.7%
Alibaba Group Holding Ltd. ADR .........................................  4.3%
Oracle Corp. ...........................................................  3.7%
Cisco Systems, Inc. ....................................................  3.6%
Visa, Inc. "A" .........................................................  3.3%
Microsoft Corp. ........................................................  2.7%
Monster Beverage Corp. .................................................  2.6%
Alphabet, Inc. "A" .....................................................  2.5%
Varian Medical Systems, Inc. ...........................................  2.2%

                        o SECTOR ALLOCATION* - 1/31/18 o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                   41.0%
HEALTH CARE                                                              14.9%
CONSUMER DISCRETIONARY                                                   12.3%
INDUSTRIALS                                                              10.1%
CONSUMER STAPLES                                                          8.4%
FINANCIALS                                                                8.4%
ENERGY                                                                    2.0%
MATERIALS                                                                 1.1%

                                   [END CHART]

*Does not include money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 3-8.

================================================================================

2  | USAA GROWTH FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (98.2%)

              COMMON STOCKS (98.2%)

              CONSUMER DISCRETIONARY (12.3%)
              ------------------------------
              APPAREL RETAIL (0.6%)
   229,192    Ross Stores, Inc.                                                                         $   18,883
                                                                                                        ----------
              AUTOMOTIVE RETAIL (0.6%)
    72,853    O'Reilly Automotive, Inc.*                                                                    19,283
                                                                                                        ----------
              BROADCASTING (0.5%)
   598,147    Discovery Communications, Inc. "A"*                                                           14,995
                                                                                                        ----------
              CABLE & SATELLITE (0.6%)
   437,807    Comcast Corp. "A"                                                                             18,620
                                                                                                        ----------
              GENERAL MERCHANDISE STORES (0.7%)
   217,296    Dollar General Corp.                                                                          22,408
                                                                                                        ----------
              HOME IMPROVEMENT RETAIL (0.7%)
   114,646    Home Depot, Inc.                                                                              23,032
                                                                                                        ----------
              HOTELS, RESORTS & CRUISE LINES (0.6%)
   275,307    Carnival Corp.                                                                                19,715
                                                                                                        ----------
              INTERNET & DIRECT MARKETING RETAIL (4.7%)
   101,479    Amazon.com, Inc.*                                                                            147,235
                                                                                                        ----------
              RESTAURANTS (2.7%)
   210,887    Darden Restaurants, Inc.                                                                      20,213
   609,886    Yum China Holdings, Inc.                                                                      28,293
   417,910    Yum! Brands, Inc.                                                                             35,351
                                                                                                        ----------
                                                                                                            83,857
                                                                                                        ----------
              SPECIALTY STORES (0.6%)
   637,558    Dick's Sporting Goods, Inc.                                                                   20,058
                                                                                                        ----------
              Total Consumer Discretionary                                                                 388,086
                                                                                                        ----------
              CONSUMER STAPLES (8.4%)
              -----------------------
              DRUG RETAIL (0.5%)
   210,662    CVS Health Corp.                                                                              16,577
                                                                                                        ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (1.6%)
   567,871    Procter & Gamble Co.                                                                      $   49,030
                                                                                                        ----------
              PACKAGED FOODS & MEATS (2.0%)
 3,659,481    Danone SA ADR                                                                                 62,907
                                                                                                        ----------
              SOFT DRINKS (4.3%)
 1,135,060    Coca-Cola Co.                                                                                 54,017
 1,193,182    Monster Beverage Corp.*                                                                       81,411
                                                                                                        ----------
                                                                                                           135,428
                                                                                                        ----------
              Total Consumer Staples                                                                       263,942
                                                                                                        ----------
              ENERGY (2.0%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (2.0%)
   850,368    Schlumberger Ltd.                                                                             62,570
                                                                                                        ----------
              FINANCIALS (8.4%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (3.4%)
   127,436    Ameriprise Financial, Inc.                                                                    21,499
   868,307    SEI Investments Co.                                                                           65,253
   192,958    T. Rowe Price Group, Inc.                                                                     21,540
                                                                                                        ----------
                                                                                                           108,292
                                                                                                        ----------
              CONSUMER FINANCE (2.2%)
   481,318    American Express Co.                                                                          47,843
   512,121    Synchrony Financial                                                                           20,321
                                                                                                        ----------
                                                                                                            68,164
                                                                                                        ----------
              FINANCIAL EXCHANGES & DATA (1.0%)
   151,880    FactSet Research Systems, Inc.                                                                30,481
                                                                                                        ----------
              INVESTMENT BANKING & BROKERAGE (0.6%)
   377,441    Charles Schwab Corp.                                                                          20,133
                                                                                                        ----------
              LIFE & HEALTH INSURANCE (0.6%)
   157,350    Prudential Financial, Inc.                                                                    18,696
                                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (0.6%)
   356,549    Progressive Corp.                                                                             19,289
                                                                                                        ----------
              Total Financials                                                                             265,055
                                                                                                        ----------
              HEALTH CARE (14.9%)
              -------------------
              BIOTECHNOLOGY (4.8%)
   279,066    Amgen, Inc.                                                                                   51,920
    61,140    Biogen, Inc.*                                                                                 21,265
   128,342    Celgene Corp.*                                                                                12,983

================================================================================

4  | USAA GROWTH FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
   246,133    Gilead Sciences, Inc.                                                                     $   20,626
   117,261    Regeneron Pharmaceuticals, Inc.*                                                              42,994
                                                                                                        ----------
                                                                                                           149,788
                                                                                                        ----------
              HEALTH CARE EQUIPMENT (2.2%)
   537,193    Varian Medical Systems, Inc.*                                                                 68,492
                                                                                                        ----------
              HEALTH CARE TECHNOLOGY (1.3%)
   601,057    Cerner Corp.*                                                                                 41,551
                                                                                                        ----------
              MANAGED HEALTH CARE (2.8%)
   125,074    Aetna, Inc.                                                                                   23,366
    92,895    Anthem, Inc.                                                                                  23,024
    97,515    Cigna Corp.                                                                                   20,317
    92,405    UnitedHealth Group, Inc.                                                                      21,880
                                                                                                        ----------
                                                                                                            88,587
                                                                                                        ----------
              PHARMACEUTICALS (3.8%)
   330,356    Merck & Co., Inc.                                                                             19,574
   393,321    Novartis AG                                                                                   35,423
 1,195,645    Novo Nordisk A/S ADR                                                                          66,358
                                                                                                        ----------
                                                                                                           121,355
                                                                                                        ----------
              Total Health Care                                                                            469,773
                                                                                                        ----------
              INDUSTRIALS (10.1%)
              -------------------
              AEROSPACE & DEFENSE (0.7%)
    60,621    Boeing Co.                                                                                    21,482
                                                                                                        ----------
              AGRICULTURAL & FARM MACHINERY (1.9%)
   356,798    Deere & Co.                                                                                   59,378
                                                                                                        ----------
              AIR FREIGHT & LOGISTICS (3.1%)
   833,785    Expeditors International of Washington, Inc.                                                  54,155
   356,246    United Parcel Service, Inc. "B"                                                               45,357
                                                                                                        ----------
                                                                                                            99,512
                                                                                                        ----------
              AIRLINES (0.6%)
   308,081    Southwest Airlines Co.                                                                        18,731
                                                                                                        ----------
              BUILDING PRODUCTS (0.7%)
   480,611    Masco Corp.                                                                                   21,464
                                                                                                        ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.6%)
   103,811    Cummins, Inc.                                                                                 19,517
                                                                                                        ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
   103,366    Rockwell Automation, Inc.                                                                     20,393
                                                                                                        ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL MACHINERY (1.3%)
   117,164    Illinois Tool Works, Inc.                                                                 $   20,348
   116,524    Stanley Black & Decker, Inc.                                                                  19,370
                                                                                                        ----------
                                                                                                            39,718
                                                                                                        ----------
              RAILROADS (0.6%)
   152,542    Union Pacific Corp.                                                                           20,364
                                                                                                        ----------
              Total Industrials                                                                            320,559
                                                                                                        ----------
              INFORMATION TECHNOLOGY (41.0%)
              ------------------------------
              APPLICATION SOFTWARE (4.0%)
    99,067    Adobe Systems, Inc.*                                                                          19,789
   558,494    Autodesk, Inc.*                                                                               64,573
   198,627    Citrix Systems, Inc.*                                                                         18,425
   243,903    Synopsys, Inc.*                                                                               22,588
                                                                                                        ----------
                                                                                                           125,375
                                                                                                        ----------
              COMMUNICATIONS EQUIPMENT (3.6%)
 2,741,808    Cisco Systems, Inc.                                                                          113,895
                                                                                                        ----------
              DATA PROCESSING & OUTSOURCED SERVICES (5.2%)
   136,621    Automatic Data Processing, Inc.                                                               16,890
   194,739    Fidelity National Information Services, Inc.                                                  19,934
   269,245    Total System Services, Inc.                                                                   23,925
   837,850    Visa, Inc. "A"                                                                               104,086
                                                                                                        ----------
                                                                                                           164,835
                                                                                                        ----------
              HOME ENTERTAINMENT SOFTWARE (0.7%)
   293,002    Activision Blizzard, Inc.                                                                     21,721
                                                                                                        ----------
              INTERNET SOFTWARE & SERVICES (14.1%)
   665,910    Alibaba Group Holding Ltd. ADR*                                                              136,039
    67,414    Alphabet, Inc. "A"*                                                                           79,698
    53,255    Alphabet, Inc. "C"*                                                                           62,305
   487,942    eBay, Inc.*                                                                                   19,801
   787,689    Facebook, Inc. "A"*                                                                          147,211
                                                                                                        ----------
                                                                                                           445,054
                                                                                                        ----------
              IT CONSULTING & OTHER SERVICES (0.5%)
    94,717    International Business Machines Corp.                                                         15,505
                                                                                                        ----------
              SEMICONDUCTOR EQUIPMENT (1.2%)
   373,830    Applied Materials, Inc.                                                                       20,049
    87,805    Lam Research Corp.                                                                            16,816
                                                                                                        ----------
                                                                                                            36,865
                                                                                                        ----------

================================================================================

6  | USAA GROWTH FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (3.3%)
   963,212    QUALCOMM, Inc.                                                                            $   65,739
   190,402    Skyworks Solutions, Inc.                                                                      18,509
   177,168    Texas Instruments, Inc.                                                                       19,430
                                                                                                        ----------
                                                                                                           103,678
                                                                                                        ----------
              SYSTEMS SOFTWARE (6.4%)
   901,921    Microsoft Corp.                                                                               85,692
 2,268,259    Oracle Corp.                                                                                 117,019
                                                                                                        ----------
                                                                                                           202,711
                                                                                                        ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.0%)
   126,550    Apple, Inc.                                                                                   21,188
   382,835    NetApp, Inc.                                                                                  23,544
   209,176    Western Digital Corp.                                                                         18,613
                                                                                                        ----------
                                                                                                            63,345
                                                                                                        ----------
              Total Information Technology                                                               1,292,984
                                                                                                        ----------
              MATERIALS (1.1%)
              ----------------
              METAL & GLASS CONTAINERS (1.1%)
   301,215    Berry Global Group, Inc.*                                                                     17,829
   292,730    Crown Holdings, Inc.*                                                                         16,993
                                                                                                        ----------
              Total Materials                                                                               34,822
                                                                                                        ----------
              Total Common Stocks (cost: $1,676,718)                                                     3,097,791
                                                                                                        ----------
              Total Equity Securities (cost: $1,676,718)                                                 3,097,791
                                                                                                        ----------

              MONEY MARKET INSTRUMENTS (1.7%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.7%)
51,896,452    State Street Institutional Treasury Money Market Fund Premier Class, 1.23%(a)
                (cost: $51,896)                                                                             51,896
                                                                                                        ----------
              Total Money Market Instruments (cost: $51,896)                                                51,896
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $1,728,614)                                                      $3,149,687
                                                                                                        ==========

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

----------------------------------------------------------------------------------------------------------------
($ IN 000s)                                      VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------------
ASSETS                                      LEVEL 1            LEVEL 2            LEVEL 3                  TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $3,097,791                 $-                 $-             $3,097,791
Money Market Instruments:
  Government & U.S. Treasury Money
    Market Funds                             51,896                  -                  -                 51,896
----------------------------------------------------------------------------------------------------------------
Total                                    $3,149,687                 $-                 $-             $3,149,687
----------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through January 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

8  | USAA GROWTH FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.5% of net assets at January 31, 2018.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at January 31, 2018.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  9

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,728,614)            $3,149,687
   Receivables:
       Capital shares sold                                                         1,734
       Dividends and interest                                                      1,714
       Securities sold                                                             6,437
                                                                              ----------
           Total assets                                                        3,159,572
                                                                              ----------
LIABILITIES
   Payables:
       Capital shares redeemed                                                     2,055
   Accrued management fees                                                         1,779
   Accrued transfer agent's fees                                                      40
   Other accrued expenses and payables                                               242
                                                                              ----------
           Total liabilities                                                       4,116
                                                                              ----------
              Net assets applicable to capital shares outstanding             $3,155,456
                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $1,694,226
   Accumulated undistributed net investment income                                    44
   Accumulated net realized gain on investments                                   40,113
   Net unrealized appreciation of investments                                  1,421,073
                                                                              ----------
              Net assets applicable to capital shares outstanding             $3,155,456
                                                                              ==========
   Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $1,628,394/49,644 capital shares
           outstanding, no par value)                                         $    32.80
                                                                              ==========
       Institutional Shares (net assets of $1,527,062/46,671 capital
           shares outstanding, no par value)                                  $    32.72
                                                                              ==========

See accompanying notes to financial statements.

================================================================================

10  | USAA GROWTH FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $91)                             $ 16,745
   Interest                                                                          172
                                                                                --------
      Total income                                                                16,917
                                                                                --------
EXPENSES
   Management fees                                                                10,683
   Administration and servicing fees:
      Fund Shares                                                                  1,104
      Institutional Shares                                                           697
   Transfer agent's fees:
      Fund Shares                                                                    744
      Institutional Shares                                                           697
   Custody and accounting fees:
      Fund Shares                                                                     77
      Institutional Shares                                                            68
   Postage:
      Fund Shares                                                                     43
      Institutional Shares                                                            21
   Shareholder reporting fees:
      Fund Shares                                                                     20
      Institutional Shares                                                             4
   Trustees' fees                                                                     17
   Registration fees:
      Fund Shares                                                                     26
      Institutional Shares                                                            12
   Professional fees                                                                  63
   Other                                                                              20
                                                                                --------
          Total expenses                                                          14,296
   Expenses paid indirectly:
      Fund Shares                                                                     (3)
      Institutional Shares                                                            (3)
                                                                                --------
          Net expenses                                                            14,290
                                                                                --------
NET INVESTMENT INCOME                                                              2,627
                                                                                --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                              61,392
   Change in net unrealized appreciation/(depreciation)                          401,007
                                                                                --------
          Net realized and unrealized gain                                       462,399
                                                                                --------
   Increase in net assets resulting from operations                             $465,026
                                                                                ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited), and year ended
July 31, 2017

----------------------------------------------------------------------------------------
                                                                 1/31/2018     7/31/2017
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                        $    2,627    $    9,087
   Net realized gain on investments                                 61,392        89,029
   Change in net unrealized appreciation/(depreciation)
      of investments                                               401,007       300,107
                                                                ------------------------
      Increase in net assets resulting from operations             465,026       398,223
                                                                ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                   (2,594)       (2,473)
      Institutional Shares                                          (3,529)       (3,074)
                                                                ------------------------
         Total distributions of net investment income               (6,123)       (5,547)
                                                                ------------------------
   Net realized gains:
      Fund Shares                                                  (33,714)      (54,978)
      Institutional Shares                                         (31,877)      (47,809)
                                                                ------------------------
         Total distributions of net realized gains                 (65,591)     (102,787)
                                                                ------------------------
      Distributions to shareholders                                (71,714)     (108,334)
                                                                ------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                      50,638        81,485
   Institutional Shares                                             36,450       147,978
                                                                ------------------------
      Total net increase in net assets from
         capital share transactions                                 87,088       229,463
                                                                ------------------------
   Net increase in net assets                                      480,400       519,352

NET ASSETS
   Beginning of period                                           2,675,056     2,155,704
                                                                ------------------------
   End of period                                                $3,155,456    $2,675,056
                                                                ========================
Accumulated undistributed net investment income:
   End of period                                                $       44    $    3,540
                                                                ========================

See accompanying notes to financial statements.

================================================================================

12  | USAA GROWTH FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term growth of capital.

The Fund consists of two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy.

================================================================================

14  | USAA GROWTH FUND

================================================================================

        Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5.  Repurchase agreements are valued at cost.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

16  | USAA GROWTH FUND

================================================================================

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended January 31, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received.
    At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2018, brokerage commission recapture credits reduced the expenses of the Fund Shares and

================================================================================

18  | USAA GROWTH FUND

================================================================================

    Institutional Shares by $3,000 and by $3,000, respectively. Additionally, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

For the six-month period ended January 31, 2018, the Fund paid CAPCO facility fees of $11,000, which represents 3.5% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of July 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2018, were $1,437,889,000 and $16,816,000, respectively, resulting in net unrealized appreciation of $1,421,073,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2018, were $222,524,000 and $213,129,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality

================================================================================

20  | USAA GROWTH FUND

================================================================================

short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. As of January 31, 2018, the Fund had no securities on loan.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                              SIX-MONTH PERIOD ENDED             YEAR ENDED
                                                 JANUARY 31, 2018              JULY 31, 2017
    ---------------------------------------------------------------------------------------------
                                             SHARES           AMOUNT       SHARES        AMOUNT
                                             ----------------------------------------------------
    FUND SHARES:
    Shares sold                               3,555         $108,215        7,290       $ 190,473
    Shares issued from reinvested
      dividends                               1,171           35,810        2,281          56,615
    Shares redeemed                          (3,085)         (93,387)      (6,355)       (165,603)
                                             ----------------------------------------------------
    Net increase from capital share
      transactions                            1,641         $ 50,638        3,216       $  81,485
                                             ====================================================
    INSTITUTIONAL SHARES:
    Shares sold                               2,734         $ 82,050       10,628       $ 278,913
    Shares issued from reinvested
      dividends                               1,161           35,400        2,053          50,879
    Shares redeemed                          (2,680)         (81,000)      (6,953)       (181,814)
                                             ----------------------------------------------------
    Net increase from capital share
      transactions                            1,215         $ 36,450        5,728       $ 147,978
                                             ====================================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets. Prior to December 1, 2017, the base investment management fee was 0.75% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of funds within the Lipper Large-Cap Growth Funds category.

================================================================================

22  | USAA GROWTH FUND

================================================================================

    The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                                  ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                               (IN BASIS POINTS)(1)
    -------------------------------------------------------------------------
    +/- 100 to 400                                     +/- 4
    +/- 401 to 700                                     +/- 5
    +/- 701 and greater                                +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2018, the Fund incurred total management fees, paid or payable to the Manager, of $10,683,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $246,000 and $200,000, respectively. For the Fund Shares and Institutional Shares, the performance adjustments were 0.03% and 0.03%, respectively.

B. SUBADVISORY ARRANGEMENT(S) - The Manager entered into Investment Subadvisory Agreements with Loomis, Sayles & Company, L.P. (Loomis Sayles) and Renaissance Investment Management (Renaissance), under which Loomis Sayles and Renaissance each direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    The Manager (not the Fund) pays Loomis Sayles a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Loomis Sayles manages. For the six-month period ended January 31, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Loomis Sayles, of $1,831,000.

    The Manager (not the Fund) pays Renaissance a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Renaissance manages. For the six-month period ended January 31, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Renaissance, of $1,039,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.10% of average net assets of the Funds Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2018, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,104,000 and $697,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2018, the Fund reimbursed the Manager $9,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2018,

================================================================================

24  | USAA GROWTH FUND

================================================================================

    the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $744,000 and $697,000, respectively.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
Cornerstone Conservative                                                 0.1
Cornerstone Equity                                                       0.4
Target Retirement Income                                                 0.5
Target Retirement 2020                                                   1.3
Target Retirement 2030                                                   3.8
Target Retirement 2040                                                   5.3
Target Retirement 2050                                                   3.3
Target Retirement 2060                                                   0.3

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

(10) NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

================================================================================

26  | USAA GROWTH FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:


                                SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                        YEAR ENDED JULY 31,
                              -------------------------------------------------------------------------------------
                                    2018           2017            2016            2015           2014         2013
                              -------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $    28.65     $    25.53      $    25.91      $    23.62     $    20.05     $  15.71
                              -------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income              .02            .09             .10             .28            .11          .13
  Net realized and
    unrealized gain                 4.88           4.31            1.19            3.73           3.63         4.28
                              -------------------------------------------------------------------------------------
Total from investment
  operations                        4.90           4.40            1.29            4.01           3.74         4.41
                              -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.05)          (.05)           (.11)           (.28)          (.17)        (.07)
  Realized capital gains            (.70)         (1.23)          (1.56)          (1.44)             -            -
                              -------------------------------------------------------------------------------------
Total distributions                 (.75)         (1.28)          (1.67)          (1.72)          (.17)        (.07)
                              -------------------------------------------------------------------------------------
Net asset value at
  end of period               $    32.80     $    28.65      $    25.53      $    25.91     $    23.62     $  20.05
                              =====================================================================================
Total return (%)*                  17.31          18.04            5.25           17.50          18.71        28.13
Net assets at end
  of period (000)             $1,628,394     $1,375,305      $1,143,344      $1,262,075     $1,101,533     $796,024
Ratios to average
  net assets:**
  Expenses (%)(a)                   1.03(c)        1.09            1.11            1.08(b)        1.00         1.00
  Expenses, excluding
    reimbursements (%)(a)           1.03(c)        1.09            1.11            1.11           1.12         1.19
  Net investment
    income (%)                       .15(c)         .36             .36             .25            .39          .51
Portfolio turnover (%)                 8             17              18              31             31           28

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $1,462,098,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 1.00% of the Fund Shares' average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:


                                SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                        YEAR ENDED JULY 31,
                              -------------------------------------------------------------------------------------
                                    2018           2017           2016           2015           2014           2013
                              -------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $    28.59     $    25.48      $   25.86       $  23.57       $  20.02       $  15.71
                              -------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income              .03            .12            .15            .30            .10            .10(a)
  Net realized and
    unrealized gain                 4.88           4.30           1.16           3.72           3.62           4.32(a)
                              -------------------------------------------------------------------------------------
Total from investment
  operations                        4.91           4.42           1.31           4.02           3.72           4.42(a)
                              -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.08)          (.08)          (.13)          (.29)          (.17)          (.11)
  Realized capital gains            (.70)         (1.23)         (1.56)         (1.44)             -              -
                              -------------------------------------------------------------------------------------
Total distributions                 (.78)         (1.31)         (1.69)         (1.73)          (.17)          (.11)
                              -------------------------------------------------------------------------------------
Net asset value at
  end of period               $    32.72     $    28.59     $    25.48       $  25.86       $  23.57       $  20.02
                              =====================================================================================
Total return (%)*                  17.36          18.14           5.34          17.57          18.66          28.22
Net assets at end of
  period (000)                $1,527,062     $1,299,751     $1,012,360       $865,996       $717,579       $664,513
Ratios to average
  net assets:**
  Expenses (%)(b)                    .96(c)        1.01           1.02           1.01           1.00            .99
  Net investment
    income (%)                       .22(c)         .43            .47            .31            .39            .53
Portfolio turnover (%)                 8             17             18             31             31             28

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $1,385,004,000.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

28  | USAA GROWTH FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2017, through January 31, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund

================================================================================

                                                           EXPENSE EXAMPLE |  29

================================================================================

and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                           BEGINNING                ENDING               DURING PERIOD*
                                         ACCOUNT VALUE          ACCOUNT VALUE           AUGUST 1, 2017 -
                                         AUGUST 1, 2017        JANUARY 31, 2018         JANUARY 31, 2018
                                        ----------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $1,173.10**               $5.64**

Hypothetical
  (5% return before expenses)               1,000.00               1,020.01**                5.24**

INSTITUTIONAL SHARES
Actual                                      1,000.00               1,173.60**                5.26**

Hypothetical
  (5% return before expenses)               1,000.00               1,020.37**                4.89**

 *Expenses are equal to the annualized expense ratio of 1.03% for Fund Shares and 0.96% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 17.31% for Fund Shares and 17.36% for Institutional Shares for the six-month period of August 1, 2017, through January 31, 2018.

**The Fund's annualized expense ratio of 1.03% for Fund Shares and 0.96% for Institutional Shares above reflects a decrease in management fees from 0.75% to 0.65% effective December 1, 2017. Had the decrease been in effect for the entire six-month period of August 1, 2017, through January 31, 2018,

================================================================================

30  | USAA GROWTH FUND

================================================================================

  the Fund's expense ratio would have been 0.97% for Fund Shares and 0.90% for Institutional Shares, which is net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                                         EXPENSES PAID
                                           BEGINNING               ENDING                DURING PERIOD
                                         ACCOUNT VALUE          ACCOUNT VALUE           AUGUST 1, 2017 -
                                         AUGUST 1, 2017        JANUARY 31, 2018         JANUARY 31, 2018
                                        ----------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $1,173.30                 $5.31

Hypothetical
  (5% return before expenses)               1,000.00               1,020.32                  4.94

INSTITUTIONAL SHARES
Actual                                      1,000.00               1,174.00                  4.93

Hypothetical
  (5% return before expenses)               1,000.00               1,020.67                  4.58

================================================================================

                                                           EXPENSE EXAMPLE |  31

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   23420-0318                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                              [GRAPHIC OF USAA HIGH INCOME FUND]

 ==============================================================

    SEMIANNUAL REPORT
    USAA HIGH INCOME FUND
    FUND SHARES (USHYX) o INSTITUTIONAL SHARES (UIHIX)
    o ADVISER SHARES (UHYOX) o R6 SHARES (URHIX)
    JANUARY 31, 2018

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

FINANCIAL INFORMATION

    Portfolio of Investments                                                  4

    Notes to Portfolio of Investments                                        32

    Financial Statements                                                     37

    Notes to Financial Statements                                            41

EXPENSE EXAMPLE                                                              65

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA HIGH INCOME FUND (THE FUND) SEEKS TO PROVIDE AN ATTRACTIVE TOTAL RETURN PRIMARILY THROUGH HIGH CURRENT INCOME AND SECONDARILY THROUGH CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund primarily invests its assets in a broad range of U.S. dollar-denominated high-yield securities, including bonds (often referred to as "junk" bonds), convertible securities, leveraged loans, or preferred stocks, with an emphasis on non-investment-grade debt securities. Although the Fund will invest primarily in U.S. securities, it may invest without limit in dollar-denominated foreign securities and to a limited extent in non-dollar-denominated foreign securities, including in each case emerging-markets securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 1/31/18 o
                                (% of Net Assets)

SPDR Bloomberg Barclays
  High Yield Bond ETF** ..................................................  3.1%
iShares iBoxx $ High Yield
  Corporate Bond ETF** ...................................................  1.9%
NuStar Logistics, LP, 7.63% ..............................................  1.3%
CSC Holdings, LLC, 10.88% ................................................  1.1%
Valeant Pharmaceuticals
  International, Inc., 6.13% .............................................  1.0%
ArcelorMittal, 7.50% .....................................................  1.0%
HCA, Inc., 5.88% .........................................................  1.0%
Sprint Corp., 7.25% ......................................................  1.0%
Sprint Corp., 7.63% ......................................................  0.9%
Clear Channel Worldwide
  Holdings, Inc., 7.63% ..................................................  0.9%

You will find a complete list of securities that the Fund owns on pages 4-31.

*Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

**The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

2  | USAA HIGH INCOME FUND

================================================================================

                        o SECTOR ALLOCATION* - 1/31/18 o

                        [PIE CHART OF SECTOR ALLOCATION]

ENERGY                                                                     17.2%
CONSUMER DISCRETIONARY                                                     14.1%
MATERIALS                                                                  12.3%
FINANCIALS                                                                 11.3%
INDUSTRIALS                                                                 8.1%
TELECOMMUNICATION SERVICES                                                  8.1%
HEALTH CARE                                                                 7.1%
UTILITIES                                                                   4.3%
CONSUMER STAPLES                                                            4.0%
INFORMATION TECHNOLOGY                                                      3.1%
REAL ESTATE                                                                 1.4%
MUNICIPAL                                                                   0.6%

                                   [END CHART]

*Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              BONDS (88.6%)

              COLLATERALIZED MORTGAGE OBLIGATION (0.1%)

              FINANCIALS (0.1%)
              -----------------
$     4,280   Countrywide Home Loans 3 mo.
                LIBOR + 9.00%                                                        2.52%(a)        2/25/2035     $    1,071
      1,489   Wells Fargo Mortgage Backed Securities Trust                           3.49(b)         4/25/2035          1,450
                                                                                                                   ----------
              Total Financials                                                                                          2,521
                                                                                                                   ----------
              Total Collateralized Mortgage Obligations (cost $2,799)                                                   2,521
                                                                                                                   ----------
              COMMERCIAL MORTGAGE SECURITIES (1.7%)

              FINANCIALS (1.7%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (1.7%)
        104   Banc of America Commercial Mortgage, Inc.(c)                           5.41(b)        12/10/2042            100
      5,000   Banc of America Commercial Mortgage, Inc.                              6.12(b)         2/10/2051          4,997
      5,000   Bear Stearns Commercial Mortgage Securities Trust                      5.53(b)         1/12/2045          4,735
      7,337   Bear Stearns Commercial Mortgage Securities, Inc.(c)                   5.66(b)         9/11/2041          7,440
      2,997   Citigroup Commercial Mortgage Trust                                    6.19(b)        12/10/2049          1,913
      9,523   Credit Suisse Commercial Mortgage Trust                                1.75(b)         2/15/2040          9,491
      2,428   Freddie Mac(+)                                                         3.12(b)        10/25/2031          2,387
      5,000   Freddie Mac(+)                                                         3.15(b)        11/25/2025          5,063
        168   GMAC Commercial Mortgage Securities, Inc.                              4.96(b)        12/10/2041            168
      1,981   Merrill Lynch Mortgage Trust                                           5.05(b)         8/12/2039          1,961
                                                                                                                   ----------
                                                                                                                       38,255
                                                                                                                   ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE BACKED SECURITIES (0.0%)
        267   Credit Suisse First Boston Corp.(d)                                    1.79(b)         5/17/2040              -
                                                                                                                   ----------
              Total Financials                                                                                         38,255
                                                                                                                   ----------
              Total Commercial Mortgage Securities (cost: $39,423)                                                     38,255
                                                                                                                   ----------
              CONVERTIBLE SECURITIES (0.2%)

              ENERGY (0.1%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      3,254   Comstock Resources, Inc.(e)                                            7.75           04/01/2019          3,121
                                                                                                                   ----------

================================================================================

4  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              MATERIALS (0.1%)
              ----------------
              GOLD (0.1%)
$       627   Hycroft Mining Corp(d),(f),(g)                                        15.00%          10/22/2020     $      946
                                                                                                                   ----------
              Total Convertible Securities (cost: $3,824)                                                               4,067
                                                                                                                   ----------
              CORPORATE OBLIGATIONS (64.6%)

              CONSUMER DISCRETIONARY (12.8%)
              ------------------------------
              ADVERTISING (1.2%)
      5,000   Advantage Sales & Marketing, Inc.
                3 mo. LIBOR + 6.50%(h)                                               8.27            7/25/2022          4,701
      5,000   Checkout Holding Corp. 1 mo. LIBOR + 6.750%(h)                         8.32            4/11/2022          2,091
     21,000   Clear Channel Worldwide Holdings, Inc.                                 7.63            3/15/2020         20,790
                                                                                                                   ----------
                                                                                                                       27,582
                                                                                                                   ----------
              APPAREL RETAIL (0.8%)
     10,000   L Brands, Inc.                                                         6.95            3/01/2033          9,925
      2,500   L Brands, Inc.                                                         6.75            7/01/2036          2,531
      5,000   Men's Wearhouse, Inc.                                                  7.00            7/01/2022          4,988
                                                                                                                   ----------
                                                                                                                       17,444
                                                                                                                   ----------
              AUTO PARTS & EQUIPMENT (0.4%)
      4,733   Midas Intermediate Holdco II, LLC /Midas
                Intermediate Holdco II Finance, Inc.(c)                              7.87           10/01/2022          4,862
      3,000   TI Group Automotive Systems, LLC(c)                                    8.75            7/15/2023          3,206
                                                                                                                   ----------
                                                                                                                        8,068
                                                                                                                   ----------
              AUTOMOBILE MANUFACTURERS (0.1%)
      3,000   Tesla, Inc.(c)                                                         5.30            8/15/2025          2,867
                                                                                                                   ----------
              BROADCASTING (0.4%)
      2,240   iHeartCommunications, Inc. 3 mo. LIBOR + 6.75%(h)                      8.44            1/30/2019          1,724
      4,310   iHeartCommunications, Inc. 3 mo. LIBOR + 7.50%(h)                      9.20            7/30/2019          3,305
      5,000   Salem Media Group, Inc.(c)                                             6.75            6/01/2024          4,912
                                                                                                                   ----------
                                                                                                                        9,941
                                                                                                                   ----------
              CABLE & SATELLITE (2.8%)
      5,000   Cablevision Systems Corp.                                              8.00            4/15/2020          5,381
      5,000   CCO Holdings, LLC / CCO Holdings Capital Corp.                         5.75            1/15/2024          5,163
      5,000   CCO Holdings, LLC / CCO Holdings Capital Corp.(c)                      5.75            2/15/2026          5,187
      5,500   CCO Holdings, LLC / CCO Holdings Capital Corp.(c)                      5.50            5/01/2026          5,624
      5,000   CCO Holdings, LLC / CCO Holdings Capital Corp.(c)                      5.13            5/01/2027          4,900
      1,000   CCO Holdings, LLC / CCO Holdings Capital Corp.(c)                      5.00            2/01/2028            969
      5,000   CSC Holdings, LLC(c)                                                  10.12            1/15/2023          5,653
     21,018   CSC Holdings, LLC(c)                                                  10.87           10/15/2025         25,084

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$     1,000   CSC Holdings, LLC(c),(i)                                               5.38%           2/01/2028     $    1,000
      3,000   Radiate Holdco, LLC / Radiate Finance, Inc.(c),(j)                     6.87            2/15/2023          3,030
                                                                                                                   ----------
                                                                                                                       61,991
                                                                                                                   ----------
              CASINOS & GAMING (1.2%)
      2,500   Churchill Downs, Inc.(c),(j)                                           4.75            1/15/2028          2,478
      1,500   Downstream Development Authority of the
                Quapaw Tribe of Oklahoma(c),(k)                                     10.50            2/15/2023          1,550
      2,000   Eldorado Resorts, Inc.                                                 7.00            8/01/2023          2,140
      2,500   Eldorado Resorts, Inc.                                                 6.00            4/01/2025          2,622
      2,472   Inn of the Mountain Gods Resort & Casino(c),(l)                        9.25           11/30/2020          2,261
      2,000   Scientific Games International, Inc.(c)                                7.00            1/01/2022          2,115
      3,000   Scientific Games International, Inc.                                  10.00           12/01/2022          3,300
      4,000   Scientific Games International, Inc.(c),(k)                            5.00           10/15/2025          4,015
      6,000   Wynn Las Vegas, LLC /Wynn Las Vegas Capital
                Corp.(c)                                                             5.25            5/15/2027          5,929
                                                                                                                   ----------
                                                                                                                       26,410
                                                                                                                   ----------
              DEPARTMENT STORES (0.8%)
      3,936   J.C. Penney Co., Inc. 3 mo. LIBOR+ 4.25%(h)                            5.73            6/23/2023          3,810
      5,000   J.C. Penney Corp., Inc.(l)                                             5.65            6/01/2020          4,944
      2,000   Neiman Marcus Group Ltd, LLC(c)                                        8.00           10/15/2021          1,285
      8,837   Neiman Marcus Group Ltd., LLC 3
                mo. LIBOR + 3.25%(h)                                                 4.80           10/25/2020          7,605
                                                                                                                   ----------
                                                                                                                       17,644
                                                                                                                   ----------
              HOME FURNISHINGS (0.4%)
      2,030   Comfort Holding, LLC 1 mo. LIBOR + 10.00%(h)                          11.55            2/03/2025          1,878
      6,848   Serta Simmons Bedding, LLC 1 mo. LIBOR
                + 8.00%(h),(k)                                                       9.56           11/08/2024          6,467
                                                                                                                   ----------
                                                                                                                        8,345
                                                                                                                   ----------
              HOMEBUILDING (0.9%)
      4,000   Ashton Woods USA, LLC / Ashton Woods
                Finance Co.(c)                                                       6.75            8/01/2025          4,030
      3,000   AV Homes, Inc.                                                         6.62            5/15/2022          3,139
      3,000   Beazer Homes USA, Inc.(c)                                              5.88           10/15/2027          3,000
      3,000   M/I Homes, Inc.                                                        6.75            1/15/2021          3,120
      3,000   M/I Homes, Inc.                                                        5.63            8/01/2025          3,067
      3,000   Weekley Homes, LLC /Weekley Finance Corp.(c)                           6.62            8/15/2025          3,023
                                                                                                                   ----------
                                                                                                                       19,379
                                                                                                                   ----------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
      3,000   Hilton Worldwide Finance, LLC / Hilton Worldwide
                Finance Corp.                                                        4.88            4/01/2027          3,075
                                                                                                                   ----------

================================================================================

6  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              INTERNET & DIRECT MARKETING RETAIL (0.2%)
$     5,000   Netflix, Inc.(c)                                                       4.88%           4/15/2028     $    4,969
                                                                                                                   ----------
              LEISURE FACILITIES (0.4%)
     10,000   Constellation Merger Sub, Inc.(c)                                      8.50            9/15/2025          9,800
                                                                                                                   ----------
              LEISURE PRODUCTS (0.1%)
      3,000   Mattel, Inc.(c),(i)                                                    6.75           12/31/2025          3,053
                                                                                                                   ----------
              MOVIES & ENTERTAINMENT (0.5%)
      3,000   AMC Entertainment Holdings, Inc.(l)                                    5.88           11/15/2026          2,925
      3,000   AMC Entertainment Holdings, Inc.(l)                                    6.12            5/15/2027          2,940
      5,000   National CineMedia, LLC                                                5.75            8/15/2026          4,700
                                                                                                                   ----------
                                                                                                                       10,565
                                                                                                                   ----------
              PUBLISHING (0.2%)
      2,921   Cengage Learning Acquisitions, Inc.
                3 mo. LIBOR + 1.735%(h)                                              5.81            6/07/2023          2,846
      1,000   Meredith Corp.(c),(j)                                                  6.87            2/01/2026          1,026
                                                                                                                   ----------
                                                                                                                        3,872
                                                                                                                   ----------
              RESTAURANTS (0.5%)
        217   Aramark Services, Inc.(c),(i)                                          5.00            2/01/2028            222
      5,000   CEC Entertainment, Inc.                                                8.00            2/15/2022          4,975
      1,500   Golden Nugget, Inc.(c)                                                 6.75           10/15/2024          1,554
      1,500   Golden Nugget, Inc.(c)                                                 8.75           10/01/2025          1,605
      3,000   NPC International, Inc. 2 mo. LIBOR + 2.00%(h)                         9.15            4/18/2025          3,105
                                                                                                                   ----------
                                                                                                                       11,461
                                                                                                                   ----------
              SPECIALTY STORES (1.7%)
      2,495   Academy Ltd. 3 mo. LIBOR + 4.00%(h)                                    5.49            7/01/2022          2,017
      5,432   Academy Ltd. 3 mo. LIBOR + 4.00%(h)                                    5.57            7/01/2022          4,392
      8,000   Guitar Center, Inc.(c),(l)                                             6.50            4/15/2019          7,860
      1,980   Petsmart, Inc. 3 mo. LIBOR + 3.00%(h)                                  4.57            3/11/2022          1,611
      5,000   PetSmart, Inc.(c)                                                      7.13            3/15/2023          3,169
      2,000   PetSmart, Inc.(c)                                                      5.88            6/01/2025          1,550
      6,000   Staples, Inc. 3 mo. LIBOR + 5.00%(h)                                   5.49            9/12/2024          5,981
      5,000   Staples, Inc.(c),(l)                                                   8.50            9/15/2025          4,844
      7,165   Toys R Us Property Co. I, LLC 1 mo.
                LIBOR + 5.00%(h)                                                     6.57            8/21/2019          6,430
                                                                                                                   ----------
                                                                                                                       37,854
                                                                                                                   ----------
              TIRES & RUBBER (0.1%)
      3,000   American Tire Distributors, Inc.(c),(i)                               10.25            3/01/2022          3,120
                                                                                                                   ----------
              Total Consumer Discretionary                                                                            287,440
                                                                                                                   ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (1.6%)
              -----------------------
              FOOD RETAIL (1.2%)
$     8,000   Albertson's Cos., LLC / Safeway, Inc. /
                New Albertson's, Inc. / Albertson's, LLC                             6.62%           6/15/2024     $    7,640
     12,000   Albertson's Cos., LLC / Safeway, Inc. /
                New Albertson's, Inc. / Albertson's, LLC(i)                          5.75            3/15/2025         10,770
      7,000   BI-LO, LLC & BI-LO Finance Corp.(c),(l)                                9.25            2/15/2019          6,939
                                                                                                                   ----------
                                                                                                                       25,349
                                                                                                                   ----------
              PACKAGED FOODS & MEATS (0.4%)
      3,000   Pilgrim's Pride Corp.(c)                                               5.88            9/30/2027          3,015
      3,000   Post Holdings, Inc.(c)                                                 8.00            7/15/2025          3,371
      3,000   Post Holdings, Inc.(c)                                                 5.75            3/01/2027          3,010
                                                                                                                   ----------
                                                                                                                        9,396
                                                                                                                   ----------
              Total Consumer Staples                                                                                   34,745
                                                                                                                   ----------
              ENERGY (12.8%)
              --------------
              COAL & CONSUMABLE FUELS (0.6%)
      5,000   Alliance Resource Operating Partners,
                LP / Alliance Resource Finance Corp.(c)                              7.50            5/01/2025          5,431
      3,000   Consol Mining Corp.(c)                                                11.00           11/15/2025          3,202
      5,000   Peabody Energy Corp.(f),(g)                                            6.00           11/15/2018              -
      2,000   Peabody Energy Corp.(c)                                                6.00            3/31/2022          2,085
      2,000   Peabody Energy Corp.(c)                                                6.38            3/31/2025          2,108
                                                                                                                   ----------
                                                                                                                       12,826
                                                                                                                   ----------
              OIL & GAS DRILLING (1.8%)
      7,000   Diamond Offshore Drilling, Inc.(l)                                     7.87            8/15/2025          7,446
      3,000   Ensco plc(l)                                                           5.20            3/15/2025          2,625
      3,000   Ensco plc(i)                                                           7.75            2/01/2026          2,991
      3,000   Nabors Industries, Inc.(l)                                             5.50            1/15/2023          3,015
      3,000   Nabors Industries, Inc.(c),(j)                                         5.75            2/01/2025          2,951
      5,000   Rowan Companies, Inc.(l)                                               7.38            6/15/2025          5,148
      3,000   Transocean, Inc.(l)                                                    8.37           12/15/2021          3,338
      7,000   Transocean, Inc.(c)                                                    9.00            7/15/2023          7,709
      5,000   Transocean, Inc.(c)                                                    7.50            1/15/2026          5,225
                                                                                                                   ----------
                                                                                                                       40,448
                                                                                                                   ----------
              OIL & GAS EQUIPMENT & SERVICES (0.8%)
      3,000   Archrock Partners, LP / Archrock Partners
                Finance Corp.                                                        6.00            4/01/2021          3,053
      4,000   Brand Industrial Services, Inc.(c)                                     8.50            7/15/2025          4,170
      5,000   CSI Compressco, LP / CSI Compressco Finance, Inc.(l)                   7.25            8/15/2022          4,950
      5,880   Weatherford International, Ltd.                                        5.13            9/15/2020          6,056
                                                                                                                   ----------
                                                                                                                       18,229
                                                                                                                   ----------

================================================================================

8  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (3.2%)
$     6,000   Bill Barrett Corp.(l)                                                  7.00%          10/15/2022     $    6,180
      5,162   California Resources Corp.(c)                                          8.00           12/15/2022          4,355
      2,000   California Resources Corp.(h),(k)                                      0.00           12/31/2022          2,042
      1,297   California Resources Corp.                                             6.00           11/15/2024            966
      3,000   Carrizo Oil & Gas, Inc.                                                8.25            7/15/2025          3,323
      3,000   Chesapeake Energy Corp. 3 mo. LIBOR + 7.50%(h)                         8.95            8/23/2021          3,217
        868   Chesapeake Energy Corp.(c)                                             8.00           12/15/2022            934
      2,000   Comstock Resources, Inc.(e)                                           10.00            3/15/2020          2,080
      4,000   Devon Energy Corp.                                                     5.85           12/15/2025          4,616
      3,000   EP Energy, LLC / Everest Acquisition Finance, Inc.                     7.75            9/01/2022          2,220
      2,000   EV Energy Partners, LP / EV Energy Finance Corp.                       8.00            4/15/2019          1,050
      4,000   Murphy Oil Corp.                                                       6.87            8/15/2024          4,283
      3,000   Murphy Oil Corp.                                                       5.75            8/15/2025          3,083
      5,000   Newfield Exploration Co.                                               5.38            1/01/2026          5,306
      4,114   Quicksilver Resources, Inc.(d),(h),(m)                                 0.00            6/21/2019             46
      3,000   Resolute Energy Corp.                                                  8.50            5/01/2020          3,030
      2,408   Rex Energy Corp.                                                       8.00           10/01/2020            915
      7,000   Sandridge Energy, Inc.(f),(g)                                          7.50            2/15/2023              -
      3,000   Southwestern Energy Co.                                                4.10            3/15/2022          2,963
      7,000   Southwestern Energy Co.                                                6.70            1/23/2025          7,157
      2,000   Southwestern Energy Co.                                                7.75           10/01/2027          2,093
      3,000   SRC Energy, Inc.(c)                                                    6.25           12/01/2025          3,105
      2,000   Whiting Petroleum Corp.(c),(i)                                         6.63            1/15/2026          2,050
      3,000   WildHorse Resource Development Corp.                                   6.87            2/01/2025          3,113
      3,000   WPX Energy, Inc.                                                       8.25            8/01/2023          3,457
                                                                                                                   ----------
                                                                                                                       71,584
                                                                                                                   ----------
              OIL & GAS REFINING & MARKETING (1.0%)
      2,000   Cheniere Corpus Christi Holdings, LLC                                  7.00            6/30/2024          2,279
      5,000   Cheniere Corpus Christi Holdings, LLC                                  5.88            3/31/2025          5,397
      4,000   CITGO Petroleum Corp.(c)                                               6.25            8/15/2022          4,037
      5,000   EnLink Midstream Partners, LP(l)                                       6.00(n)                 -(o)       4,970
      5,000   PBF Holding Co., LLC / PBF Finance Corp.                               7.25            6/15/2025          5,279
                                                                                                                   ----------
                                                                                                                       21,962
                                                                                                                   ----------
              OIL & GAS STORAGE & TRANSPORTATION (5.4%)
      5,000   Andeavor Logistics, LP                                                 6.87(n)                 -(o)       5,179
      5,000   Blue Racer Midstream, LLC / Blue Racer
                Finance Corp.(c)                                                     6.13           11/15/2022          5,212
     10,000   Boardwalk Pipelines, LP                                                4.95           12/15/2024         10,529
     15,000   DCP Midstream Operating, LP 3 mo. LIBOR
                + 3.85%(c)                                                           5.85(a)         5/21/2043         14,531

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$     2,500   Energy Transfer Equity, LP                                             7.50%          10/15/2020     $    2,754
      5,000   Energy Transfer, LP 3 mo. LIBOR + 3.018%                               4.79(a)        11/01/2066          4,500
     12,915   Enterprise Products Operating, LLC
                3 mo. LIBOR + 8.25%                                                  4.26(a)         6/01/2067         12,896
      9,000   Enterprise Products Operating, LLC
                3 mo. LIBOR + 2.68%                                                  7.03(a)         1/15/2068          9,101
      3,000   Enterprise TE Partners LP 3 mo. LIBOR + 4.50%                          4.26(a)         6/01/2067          2,876
      3,000   Genesis Energy, LP / Genesis Energy Finance Corp.                      6.50           10/01/2025          3,068
      3,000   Holly Energy Partners, LP / Holly Energy
                Finance Corp.(c)                                                     6.00            8/01/2024          3,150
      5,061   Kinder Morgan, Inc.                                                    7.80            8/01/2031          6,471
      5,000   Martin Midstream Partners, LP / Martin Midstream
                Finance Corp.                                                        7.25            2/15/2021          5,094
      5,000   NGL Energy Partners, LP / NGL Energy
                Finance Corp.                                                        7.50           11/01/2023          5,238
      5,000   Sabine Pass Liquefaction, LLC                                          5.88            6/30/2026          5,577
      3,000   SemGroup Corp.(c)                                                      6.37            3/15/2025          3,023
      5,000   Southern Union Co. 3 mo. LIBOR + 3.018%                                4.79(a)        11/01/2066          4,356
      3,000   Targa Resources Partners, LP / Targa Resources
                Partners Finance Corp.                                               5.25            5/01/2023          3,071
      3,000   Transcontinental Gas Pipe Line Co., LLC                                7.85            2/01/2026          3,805
     10,000   Williams Companies, Inc.                                               4.55            6/24/2024         10,312
                                                                                                                   ----------
                                                                                                                      120,743
                                                                                                                   ----------
              Total Energy                                                                                            285,792
                                                                                                                   ----------
              FINANCIALS (6.7%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
     10,000   Prospect Capital Corp.                                                 5.00            7/15/2019         10,179
                                                                                                                   ----------
              CONSUMER FINANCE (1.4%)
      5,000   Ally Financial, Inc.(l)                                                5.75           11/20/2025          5,357
      5,000   Credit Acceptance Corp.                                                6.12            2/15/2021          5,075
     12,000   Navient Corp.                                                          7.25            1/25/2022         13,039
      1,000   Navient Corp.                                                          6.13            3/25/2024          1,025
      7,000   Navient Corp.                                                          6.75            6/25/2025          7,350
                                                                                                                   ----------
                                                                                                                       31,846
                                                                                                                   ----------
              DIVERSIFIED BANKS (0.3%)
      3,312   APTIM Corp.(c)                                                         7.75            6/15/2025          3,079
      3,000   Trident Merger Sub, Inc.(c)                                            6.63           11/01/2025          3,022
                                                                                                                   ----------
                                                                                                                        6,101
                                                                                                                   ----------

================================================================================

10  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              INVESTMENT BANKING & BROKERAGE (0.0%)
$     1,000   Lehman Brothers Holdings, Inc.(m)                                      1.00%          12/31/2049     $       43
      1,500   Lehman Brothers Treasury Co. B.V.(m)                                   6.88           12/29/2010            107
                                                                                                                   ----------
                                                                                                                          150
                                                                                                                   ----------
              LIFE & HEALTH INSURANCE (1.0%)
      5,000   American Equity Investment Life Holding Co.                            5.00            6/15/2027          5,161
      3,000   Global Atlantic Financial Co.(c)                                       8.63            4/15/2021          3,446
      2,000   MetLife, Inc.                                                         10.75            8/01/2069          3,325
     10,000   Prudential Financial, Inc. 3 mo. LIBOR + 7.25%                         5.20(a)         3/15/2044         10,612
                                                                                                                   ----------
                                                                                                                       22,544
                                                                                                                   ----------
              MULTI-LINE INSURANCE (0.6%)
     14,000   Genworth Holdings, Inc. 3 mo. LIBOR + 2.003%                           3.42(a)        11/15/2066          6,234
      8,000   Hartford Financial Services Group, Inc.
                3 mo. LIBOR + 2.125%(c)                                              3.54(a)         2/12/2067          7,839
                                                                                                                   ----------
                                                                                                                       14,073
                                                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (0.7%)
     10,000   AmTrust Financial Services, Inc.(l)                                    6.12            8/15/2023          9,750
      3,780   Hanover Insurance Group, Inc.                                          8.21            2/03/2027          4,453
      2,000   Zenith National Insurance Capital Trust I(c)                           8.55            8/01/2028          2,213
                                                                                                                   ----------
                                                                                                                       16,416
                                                                                                                   ----------
              REGIONAL BANKS (1.4%)
      5,000   Banc of California, Inc.                                               5.25            4/15/2025          5,080
      5,000   Bank of the Ozarks, Inc. 3 mo. LIBOR + 4.425%                          5.50(a)         7/01/2026          5,209
      5,000   First Midwest Bancorp, Inc.                                            5.88            9/29/2026          5,357
     10,409   Regions Bank                                                           6.45            6/26/2037         13,000
      1,790   Regions Financial Corp.                                                7.37           12/10/2037          2,444
                                                                                                                   ----------
                                                                                                                       31,090
                                                                                                                   ----------
              SPECIALIZED FINANCE (0.2%)
      5,000   National Rural Utilities Cooperative
                Finance Corp.                                                        4.75(n)         4/30/2043          5,220
                                                                                                                   ----------
              THRIFTS & MORTGAGE FINANCE (0.6%)
      3,000   Ocwen Loan Servicing, LLC(c),(l)                                       8.37           11/15/2022          3,060
      6,557   Walter Investment Management Corp.
                3 mo. LIBOR + 2.778%(h)                                              5.32           12/18/2020          6,539
      5,000   Walter Investment Management Corp.                                     7.88           12/15/2021          3,175
                                                                                                                   ----------
                                                                                                                       12,774
                                                                                                                   ----------
              Total Financials                                                                                        150,393
                                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              HEALTH CARE (6.2%)
              ------------------
              HEALTH CARE FACILITIES (3.5%)
$    18,000   Community Health Systems, Inc.                                         6.87%           2/01/2022     $   12,892
      2,000   Encompass Health Corp.                                                 5.75            9/15/2025          2,077
      6,000   HCA, Inc.                                                              5.25            4/15/2025          6,310
     21,500   HCA, Inc.                                                              5.88            2/15/2026         22,629
      5,000   Kindred Healthcare, Inc.                                               6.37            4/15/2022          5,094
     10,000   RegionalCare Hospital Partners Holdings, Inc.(c)                       8.25            5/01/2023         10,550
     14,000   Tenet Healthcare Corp.(l)                                              6.75            6/15/2023         13,844
      5,000   Tenet Healthcare Corp.(c),(l)                                          7.00            8/01/2025          4,919
                                                                                                                   ----------
                                                                                                                       78,315
                                                                                                                   ----------
              HEALTH CARE SERVICES (0.2%)
      1,000   Davis Vision, Inc. 3 mo. LIBOR + 2.91%(h)                              8.24           11/03/2025          1,013
      3,000   DaVita, Inc.                                                           5.13            7/15/2024          3,028
                                                                                                                   ----------
                                                                                                                        4,041
                                                                                                                   ----------
              HEALTH CARE SUPPLIES (0.3%)
      3,930   DJO Finco, Inc. / DJO Finance, LLC / DJO
                Finance Corp.(c)                                                     8.12            6/15/2021          3,812
      2,000   Halyard Health, Inc.                                                   6.25           10/15/2022          2,095
                                                                                                                   ----------
                                                                                                                        5,907
                                                                                                                   ----------
              HEALTH CARE TECHNOLOGY (0.0%)
      1,380   Press Ganey Holdings, Inc. 1 mo. LIBOR + 4.25%(h)                      8.07           10/21/2024          1,406
                                                                                                                   ----------
              MANAGED HEALTH CARE (0.1%)
      1,500   Centene Corp.                                                          6.13            2/15/2024          1,598
                                                                                                                   ----------
              PHARMACEUTICALS (2.1%)
     13,000   Endo Dac / Endo Finance, LLC / Endo Finco, Inc.(c)                     6.00            7/15/2023         10,254
      9,000   Mallinckrodt International Finance S.A.(l)                             4.75            4/15/2023          7,425
      4,000   Valeant Pharmaceuticals International, Inc.(c)                         7.50            7/15/2021          4,025
      3,000   Valeant Pharmaceuticals International, Inc.(c)                         5.88            5/15/2023          2,718
     26,000   Valeant Pharmaceuticals International, Inc.(c)                         6.12            4/15/2025         23,372
                                                                                                                   ----------
                                                                                                                       47,794
                                                                                                                   ----------
              Total Health Care                                                                                       139,061
                                                                                                                   ----------
              INDUSTRIALS (6.5%)
              ------------------
              AEROSPACE & DEFENSE (0.8%)
      5,000   Arconic, Inc.                                                          5.95            2/01/2037          5,499
     15,000   Textron Financial Corp. 3 mo. LIBOR + 4.25%(c)                         3.15(a)         2/15/2067         13,500
                                                                                                                   ----------
                                                                                                                       18,999
                                                                                                                   ----------
              AGRICULTURE & FARM MACHINERY (0.1%)
      3,000   Titan International, Inc.(c)                                           6.50           11/30/2023          3,120
                                                                                                                   ----------

================================================================================

12  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              AIRLINES (1.3%)
$     5,000   Continental Airlines, Inc. Pass-Through Trust                          6.12%           4/29/2018     $    5,044
     15,761   Hawaiian Airlines Pass-Through Trust                                   4.95            7/15/2023         16,197
      5,000   US Airways Group, Inc. Pass-Through Trust                              5.45            6/03/2018          5,050
      1,924   US Airways Group, Inc. Pass-Through Trust                              9.75            4/22/2020          2,023
                                                                                                                   ----------
                                                                                                                       28,314
                                                                                                                   ----------
              COMMERCIAL PRINTING (0.1%)
      3,000   R.R. Donnelley & Sons Co.(l)                                           6.00            4/01/2024          2,873
                                                                                                                   ----------
              CONSTRUCTION & ENGINEERING (0.1%)
      1,000   New Enterprise Stone & Lime Co., Inc.(c)                              10.12            4/01/2022          1,091
                                                                                                                   ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
      3,000   Navistar International Corp.(c)                                        6.63           11/01/2025          3,143
                                                                                                                   ----------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
      1,500   Matthews International Corp.(c)                                        5.25           12/01/2025          1,526
                                                                                                                   ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
      5,079   Artesyn Embedded Technologies, Inc.(c)                                 9.75           10/15/2020          5,016
                                                                                                                   ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
      3,000   Covanta Holding Corp.                                                  5.87            7/01/2025          3,060
        975   Waste Pro USA, Inc.(c),(k)                                             5.50            2/15/2026            997
                                                                                                                   ----------
                                                                                                                        4,057
                                                                                                                   ----------
              INDUSTRIAL MACHINERY (0.5%)
      1,600   BlueLine Rental Finance Corp. / BlueLine
                Rental, LLC(c)                                                       9.25            3/15/2024          1,744
      9,000   Xerium Technologies, Inc.                                              9.50            8/15/2021          9,169
                                                                                                                   ----------
                                                                                                                       10,913
                                                                                                                   ----------
              MARINE (0.1%)
      4,000   Navios Maritime Holdings, Inc. / Navios Maritime
                Finance II US, Inc.(c)                                               7.38            1/15/2022          3,310
                                                                                                                   ----------
              SECURITY & ALARM SERVICES (0.4%)
      2,488   Constellis Holdings, LLC 3 mo. LIBOR + 5.00%(h)                        6.69            4/21/2024          2,523
      2,500   Constellis Holdings, LLC 3 mo. LIBOR + 9.00%(h)                       10.70            4/21/2025          2,535
      3,000   Prime Security Services Borrower, LLC / Prime
                Finance, Inc.(c)                                                     9.25            5/15/2023          3,326
                                                                                                                   ----------
                                                                                                                        8,384
                                                                                                                   ----------
              TRADING COMPANIES & DISTRIBUTORS (1.5%)
      3,000   Ahern Rentals, Inc.(c)                                                 7.37            5/15/2023          2,910
      1,000   H&E Equipment Services, Inc.(c)                                        5.63            9/01/2025          1,040
      2,397   Herc Rentals, Inc.(c)                                                  7.75            6/01/2024          2,640
      2,454   ILFC E-Capital Trust 3 mo. LIBOR + 7.50%(c)                            4.37(a)        12/21/2065          2,405

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$    16,362   ILFC E-Capital Trust II(c)                                             4.62%(b)       12/21/2065     $   16,178
      3,000   United Rentals North America, Inc.                                     5.50            7/15/2025          3,176
      4,000   United Rentals North America, Inc.                                     5.50            5/15/2027          4,210
                                                                                                                   ----------
                                                                                                                       32,559
                                                                                                                   ----------
              TRUCKING (1.0%)
      3,000   Avis Budget Car Rental, LLC / Avis Budget
                Finance, Inc.(c)                                                     5.13            6/01/2022          3,026
     12,000   Hertz Corp.(c)                                                         7.63            6/01/2022         12,570
         46   YRC Worldwide, Inc. 3 mo. LIBOR + 8.50%(h)                            10.07            7/24/2022             47
      6,057   YRC Worldwide, Inc. 3 mo. LIBOR + 8.50%(h)                            10.27            7/24/2022          6,164
                                                                                                                   ----------
                                                                                                                       21,807
                                                                                                                   ----------
              Total Industrials                                                                                       145,112
                                                                                                                   ----------
              INFORMATION TECHNOLOGY (2.6%)
              -----------------------------
              APPLICATION SOFTWARE (0.6%)
      5,000   Informatica, LLC(c)                                                    7.13            7/15/2023          5,174
      3,000   Mitchell International, Inc. 3 mo. LIBOR + 7.25%(h)                    8.94           11/20/2025          3,041
      2,908   Sirius Computer Solutions, Inc. 1 mo.
                LIBOR + 4.25%(h)                                                     5.82           10/30/2022          2,936
      2,000   Solera LLC / Solera Finance Inc.(c)                                   10.50            3/01/2024          2,253
                                                                                                                   ----------
                                                                                                                       13,404
                                                                                                                   ----------
              COMMUNICATIONS EQUIPMENT (0.3%)
      3,000   Avaya, Inc. 1 mo. LIBOR + 4.75%(h)                                     6.31           12/15/2024          3,019
      4,500   Aveta, Inc.(f),(g),(l)                                                 7.00            4/01/2019              -
      3,000   CommScope Technologies, LLC(c)                                         6.00            6/15/2025          3,172
                                                                                                                   ----------
                                                                                                                        6,191
                                                                                                                   ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
      5,000   First Data Corp.(c)                                                    5.37            8/15/2023          5,169
      6,000   First Data Corp.(c)                                                    7.00           12/01/2023          6,334
      1,000   Kronos, Inc. 3 mo. LIBOR + 8.25%(h)                                    9.63           11/01/2024          1,043
                                                                                                                   ----------
                                                                                                                       12,546
                                                                                                                   ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      1,500   Itron, Inc.(c),(i)                                                     5.00            1/15/2026          1,511
                                                                                                                   ----------
              SEMICONDUCTORS (0.2%)
      4,500   Micron Technology, Inc.(c),(l)                                         5.62            1/15/2026          4,748
                                                                                                                   ----------
              SYSTEMS SOFTWARE (0.6%)
      2,500   BMC Software Finance, Inc.(c)                                          8.13            7/15/2021          2,516
      6,000   Sophia, LP / Sophia Finance, Inc.(c)                                   9.00            9/30/2023          6,450
      1,634   Veritas Bermuda Ltd. 3 mo. LIBOR + 4.50%(h)                            6.19            1/27/2023          1,646
      3,000   Veritas US, Inc. / Veritas Bermuda Ltd.(c),(l)                        10.50            2/01/2024          3,067
                                                                                                                   ----------
                                                                                                                       13,679
                                                                                                                   ----------

================================================================================

14  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.3%)
$     5,000   Western Digital Corp.                                                 10.50%           4/01/2024     $    5,857
                                                                                                                   ----------
              Total Information Technology                                                                             57,936
                                                                                                                   ----------
              MATERIALS (5.0%)
              ----------------
              ALUMINUM(0.2%)
      5,000   Novelis Corp.(c)                                                       5.87            9/30/2026          5,165
                                                                                                                   ----------
              COMMODITY CHEMICALS (0.3%)
      3,000   Hexion, Inc.                                                           6.63            4/15/2020          2,749
      3,000   Hexion, Inc.(c)                                                       10.37            2/01/2022          2,916
      1,000   Olin Corp.(j)                                                          5.00            2/01/2030          1,002
                                                                                                                   ----------
                                                                                                                        6,667
                                                                                                                   ----------
              COPPER (1.2%)
      7,000   Freeport-McMoRan, Inc.                                                 3.55            3/01/2022          6,965
     20,000   Freeport-McMoRan, Inc.                                                 5.45            3/15/2043         20,600
                                                                                                                   ----------
                                                                                                                       27,565
                                                                                                                   ----------
              DIVERSIFIED CHEMICALS (0.3%)
      6,000   CF Industries, Inc.                                                    5.15            3/15/2034          6,075
                                                                                                                   ----------
              DIVERSIFIED METALS & MINING (0.2%)
      5,000   Compass Minerals International, Inc.(c)                                4.88            7/15/2024          4,950
                                                                                                                   ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
      3,000   CVR Partners, LP / CVR Nitrogen Finance Corp.(c)                       9.25            6/15/2023          3,214
                                                                                                                   ----------
              METAL & GLASS CONTAINERS (0.6%)
      6,000   BWAY Holding Co.(c)                                                    7.25            4/15/2025          6,277
      3,000   Plastipak Holdings, Inc.(c)                                            6.25           10/15/2025          3,128
      3,250   Reynolds Group Issuer, Inc. / Reynolds Group Issuer,
                LLC / Reynolds Group Issuer Lu(c)                                    7.00            7/15/2024          3,463
                                                                                                                   ----------
                                                                                                                       12,868
                                                                                                                   ----------
              PAPER PACKAGING (0.5%)
      3,150   Flex Acquisition Co., Inc.(c)                                          6.87            1/15/2025          3,239
      7,000   Sealed Air Corp.(c)                                                    6.88            7/15/2033          8,102
                                                                                                                   ----------
                                                                                                                       11,341
                                                                                                                   ----------
              SPECIALTY CHEMICALS (0.2%)
      2,000   Kraton Polymers, LLC / Kraton Polymers Capital
                Corp.                                                               10.50            4/15/2023          2,250
      3,000   Kraton Polymers, LLC / Kraton Polymers Capital
                Corp.(c)                                                             7.00            4/15/2025          3,188
                                                                                                                   ----------
                                                                                                                        5,438
                                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              STEEL (1.3%)
$     3,000   AK Steel Corp.(l)                                                      7.00%           3/15/2027     $    3,083
     10,456   Allegheny Ludlum Corp.                                                 6.95           12/15/2025         10,796
      5,000   SunCoke Energy Partners, LP / SunCoke Energy
                Partners Finance Corp.(c)                                            7.50            6/15/2025          5,262
      3,000   United States Steel Corp.                                              6.88            8/15/2025          3,165
      3,000   Warrior Met Coal, Inc.(c)                                              8.00           11/01/2024          3,165
      3,000   Zekelman Industries, Inc.(c)                                           9.87            6/15/2023          3,367
                                                                                                                   ----------
                                                                                                                       28,838
                                                                                                                   ----------
              Total Materials                                                                                         112,121
                                                                                                                   ----------
              MUNICIPAL (0.1%)
              ----------------
              HOSPITAL (0.1%)
      3,000   Eastern Maine Healthcare Systems                                       5.02            7/01/2036          2,986
                                                                                                                   ----------
              REAL ESTATE (1.0%)
              ------------------
              REAL ESTATE DEVELOPMENT (0.2%)
      3,800   Crescent Communities, LLC & Crescent Ventures,
                Inc.(c)                                                              8.88           10/15/2021          4,047
                                                                                                                   ----------
              REITs-DIVERSIFIED (0.1%)
      3,000   Uniti Group, LP / Uniti Group Finance, Inc. / CSL
                Capital, LLC(c)                                                      7.13           12/15/2024          2,677
                                                                                                                   ----------
              REITs-HEALTH CARE (0.2%)
      2,000   MPT Operating Partnership, LP / MPT Finance Corp.                      5.00           10/15/2027          1,986
      3,000   Sabra Health Care, LP                                                  5.12            8/15/2026          2,979
                                                                                                                   ----------
                                                                                                                        4,965
                                                                                                                   ----------
              REITs-HOTEL & RESORT (0.1%)
      2,000   Station Casinos, LLC(c)                                                5.00           10/01/2025          2,022
                                                                                                                   ----------
              REITs-SPECIALIZED (0.4%)
      2,000   EPR Properties                                                         4.75           12/15/2026          2,029
      3,000   Equinix, Inc.                                                          5.37            5/15/2027          3,157
      1,000   Uniti Group, LP / Uniti Group Finance, Inc. / CSL
                Capital, LLC(c)                                                      6.00            4/15/2023            974
      2,000   Uniti Group, LP / Uniti Group Finance, Inc. / CSL
                Capital, LLC                                                         8.25           10/15/2023          1,905
                                                                                                                   ----------
                                                                                                                        8,065
                                                                                                                   ----------
              Total Real Estate                                                                                        21,776
                                                                                                                   ----------
              TELECOMMUNICATION SERVICES (6.3%)
              ---------------------------------
              ALTERNATIVE CARRIERS (1.4%)
     10,000   CenturyLink, Inc.                                                      5.80            3/15/2022          9,788
      5,000   CenturyLink, Inc.(l)                                                   6.75           12/01/2023          4,883
      5,000   Cogent Communications Finance, Inc.(c)                                 5.63            4/15/2021          5,075

================================================================================

16  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$     5,000   Level 3 Financing, Inc.                                                6.13%           1/15/2021     $    5,081
                                                                                                                   ----------
      5,000   Zayo Group, LLC / Zayo Capital, Inc.                                   6.37            5/15/2025          5,263
        500   Zayo Group, LLC / Zayo Capital, Inc.(c)                                5.75            1/15/2027            509
                                                                                                                   ----------
                                                                                                                       30,599
                                                                                                                   ----------
              INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
    10,000    AT&T, Inc.                                                             4.90            8/14/2037         10,167
     2,000    CB Escrow Corp.(c)                                                     8.00           10/15/2025          2,015
     5,000    Cincinnati Bell, Inc.(c)                                               7.00            7/15/2024          4,837
    20,000    Frontier Communications Corp.                                         11.00            9/15/2025         15,725
     9,000    Frontier Communications Corp.                                          9.00            8/15/2031          5,917
     3,000    Windstream Services, LLC /Windstream
                Finance Corp.(l)                                                     6.37            8/01/2023          1,763
    14,039    Windstream Services, LLC /Windstream
                Finance Corp.(c),(l)                                                 6.38            8/01/2023          7,967
                                                                                                                   ----------
                                                                                                                       48,391
                                                                                                                   ----------
              WIRELESS TELECOMMUNICATION SERVICES (2.8%)
    20,000    Sprint Corp.                                                           7.25            9/15/2021         21,304
    20,000    Sprint Corp.(l)                                                        7.63            2/15/2025         20,800
     5,000    T-Mobile USA, Inc.                                                     6.50            1/15/2024          5,325
    10,000    T-Mobile USA, Inc.                                                     6.00            4/15/2024         10,656
     5,000    Trilogy International Partners, LLC / Trilogy
                International Finance, Inc.(c)                                       8.87            5/01/2022          5,125
                                                                                                                   ----------
                                                                                                                       63,210
                                                                                                                   ----------
              Total Telecommunication Services                                                                        142,200
                                                                                                                   ----------
              UTILITIES (3.0%)
              ----------------
              ELECTRIC UTILITIES (0.6%)
     4,000    DPL, Inc.                                                              6.75           10/01/2019          4,240
    10,000    PPL Capital Funding, Inc. 3 mo. LIBOR + 2.665%                         4.36(a)         3/30/2067          9,950
                                                                                                                   ----------
                                                                                                                       14,190
                                                                                                                   ----------
              GAS UTILITIES (0.2%)
     4,000    Southern Star Central Corp.(c)                                         5.12            7/15/2022          4,130
                                                                                                                   ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.0%)
     7,000    AES Corp.                                                              7.38            7/01/2021          7,857
    10,000    Calpine Corp.(l)                                                       5.75            1/15/2025          9,500
     5,000    Dynegy, Inc.                                                           5.88            6/01/2023          5,144
     5,000    Dynegy, Inc.                                                           7.62           11/01/2024          5,427
     7,000    Genon Energy, Inc.(l),(m)                                              9.87           10/15/2020          5,635
     3,000    NRG Energy, Inc.                                                       7.25            5/15/2026          3,282
     3,000    NRG Energy, Inc.(c)                                                    5.75            1/15/2028          3,008
     5,000    Talen Energy Supply, LLC                                               6.50            6/01/2025          4,175
                                                                                                                   ----------
                                                                                                                       44,028
                                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              MULTI-UTILITIES (0.2%)
$     6,000   Puget Sound Energy, Inc. 3 mo. LIBOR + 6.75%                           4.01%(a)        6/01/2067     $    5,970
                                                                                                                   ----------
              Total Utilities                                                                                          68,318
                                                                                                                   ----------
              Total Corporate Obligations (cost: $1,413,649)                                                        1,447,880
                                                                                                                   ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (16.5%)

              CONSUMER DISCRETIONARY (0.9%)
              -----------------------------
              CABLE & SATELLITE (0.6%)
      4,000   Altice Financing S.A.(c)                                               7.50            5/15/2026          4,165
      2,000   Altice Luxembourg S.A.(c)                                              7.75            5/15/2022          1,927
      7,000   Altice Luxembourg S.A.(c),(l)                                          7.63            2/15/2025          6,449
                                                                                                                   ----------
                                                                                                                       12,541
                                                                                                                   ----------
              HOMEBUILDING (0.2%)
      3,000   Brookfield Residential Properties, Inc.(c)                             6.38            5/15/2025          3,180
      1,750   Mattamy Group Corp.(c)                                                 6.87           12/15/2023          1,860
                                                                                                                   ----------
                                                                                                                        5,040
                                                                                                                   ----------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
      3,000   Silversea Cruise Finance Ltd.(c)                                       7.25            2/01/2025          3,249
                                                                                                                   ----------
              Total Consumer Discretionary                                                                             20,830
                                                                                                                   ----------
              CONSUMER STAPLES (0.7%)
              -----------------------
              HOUSEHOLD PRODUCTS (0.4%)
      8,000   Kronos Acquisition Holdings, Inc.(c)                                   9.00            8/15/2023          7,880
                                                                                                                   ----------
              PACKAGED FOODS & MEATS (0.3%)
      1,000   JBS Investments GmbH(c),(l)                                            7.25            4/03/2024          1,006
      3,000   JBS USA LUX S.A. / JBS USA Finance, Inc.(c)                            5.87            7/15/2024          3,019
      3,000   Minerva Luxembourg S.A.(c),(i)                                         5.88            1/19/2028          2,915
                                                                                                                   ----------
                                                                                                                        6,940
                                                                                                                   ----------
              Total Consumer Staples                                                                                   14,820
                                                                                                                   ----------
              ENERGY (2.4%)
              -------------
              INTEGRATED OIL & GAS (1.1%)
      5,000   Petrobras Global Finance B.V.                                          8.37            5/23/2021          5,708
      3,000   Petrobras Global Finance B.V.                                          7.37            1/17/2027          3,334
      2,000   Petrobras Global Finance BV                                            6.13            1/17/2022          2,137
     10,000   Petroleos Mexicanos(c)                                                 6.50            3/13/2027         10,951
      3,000   Tecpetrol S.A.(c),(i)                                                  4.88           12/12/2022          2,950
                                                                                                                   ----------
                                                                                                                       25,080
                                                                                                                   ----------

================================================================================

18  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              OIL & GAS DRILLING (0.5%)
$    10,000   Noble Holding International Ltd.(l)                                    7.70%           4/01/2025     $    9,025
      5,212   Schahin II Finance Co. SPV Ltd.(c),(m)                                 5.87            9/25/2023            756
                                                                                                                   ----------
                                                                                                                        9,781
                                                                                                                   ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      5,000   MEG Energy Corp.(c)                                                    7.00            3/31/2024          4,356
                                                                                                                   ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.6%)
     13,000   Transcanada Trust 3 mo. LIBOR + 4.05%                                  5.63(a)         5/20/2075         13,796
                                                                                                                   ----------
              Total Energy                                                                                             53,013
                                                                                                                   ----------
              FINANCIALS (1.0%)
              -----------------
              DIVERSIFIED BANKS (0.2%)
      5,000   Royal Bank of Scotland Group plc 3 mo.
                LIBOR + 6.75%(l)                                                     4.01(a)                 -(o)       5,091
                                                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (0.7%)
     10,000   QBE Capital Funding III Ltd. 3 mo.
                LIBOR + 3.04%(c)                                                     7.25(a)         5/24/2041         11,237
      4,000   XLIT Ltd. 3 mo. LIBOR + 2.458%                                         4.18(a)                 -(o)       3,765
                                                                                                                   ----------
                                                                                                                       15,002
                                                                                                                   ----------
              SPECIALIZED FINANCE (0.1%)
      3,000   Park Aerospace Holdings Ltd.(c)                                        5.50            2/15/2024          2,978
                                                                                                                   ----------
              Total Financials                                                                                         23,071
                                                                                                                   ----------
              HEALTH CARE (0.5%)
              ------------------
              PHARMACEUTICALS (0.5%)
      5,000   Teva Pharmaceutical Finance Netherlands III B.V.                       4.10           10/01/2046          3,822
     10,000   Teva Pharmaceutical Finance Netherlands III B.V.                       3.15           10/01/2026          8,324
                                                                                                                   ----------
              Total Health Care                                                                                        12,146
                                                                                                                   ----------
              INDUSTRIALS (1.5%)
              ------------------
              AEROSPACE & DEFENSE (0.7%)
      2,500   Bombardier, Inc.(c)                                                    7.50           12/01/2024          2,634
     12,000   Bombardier, Inc.(c)                                                    7.50            3/15/2025         12,525
                                                                                                                   ----------
                                                                                                                       15,159
                                                                                                                   ----------
              AIRLINES (0.8%)
      2,500   Air Canada Pass-Through Trust(c)                                       6.63            5/15/2018          2,535
      5,000   Air Canada Pass-Through Trust(c)                                       5.00            3/15/2020          5,108
      4,083   Latam Air Pass-Through Trust                                           4.50            8/15/2025          4,081
      4,429   Norwegian Air Pass-Through Trust(c)                                    7.50            5/10/2025          4,731
      1,847   Virgin Australia Pass-Through Trust(c)                                 7.12           10/23/2018          1,880
                                                                                                                   ----------
                                                                                                                       18,335
                                                                                                                   ----------
              Total Industrials                                                                                        33,494
                                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              MATERIALS (6.8%)
              ----------------
              COMMODITY CHEMICALS (0.5%)
$    10,000   Braskem Finance Ltd.                                                   6.45%           2/03/2024     $   11,338
                                                                                                                   ----------
              CONSTRUCTION MATERIALS (0.6%)
      9,500   Cemex SAB de CV(c)                                                     7.75            4/16/2026         10,782
      3,000   Votorantim Cimentos S.A.                                               7.25            4/05/2041          3,333
                                                                                                                   ----------
                                                                                                                       14,115
                                                                                                                   ----------
              COPPER (0.5%)
     10,000   First Quantum Minerals Ltd.(c)                                         7.50            4/01/2025         10,751
                                                                                                                   ----------
              DIVERSIFIED METALS & MINING (1.5%)
     10,000   Teck Resources Ltd.                                                    4.75            1/15/2022         10,400
     13,000   Teck Resources Ltd.                                                    6.13           10/01/2035         14,706
      5,000   Vedanta Resources plc(c)                                               8.25            6/07/2021          5,519
      3,000   Vedanta Resources plc(c)                                               6.37            7/30/2022          3,135
                                                                                                                   ----------
                                                                                                                       33,760
                                                                                                                   ----------
              GOLD (1.4%)
     10,000   Eldorado Gold Corp.(c)                                                 6.12           12/15/2020          9,850
     10,000   Kinross Gold Corp.                                                     5.95            3/15/2024         11,039
     10,000   New Gold, Inc.(c)                                                      6.25           11/15/2022         10,275
                                                                                                                   ----------
                                                                                                                       31,164
                                                                                                                   ----------
              METAL & GLASS CONTAINERS (0.5%)
      3,000   ARD Securities Finance SARL(c),(e),(i)                                 8.75(p)         1/31/2023          3,113
        500   Ardagh Packaging Finance plc / Ardagh Holdings
                USA, Inc.(c)                                                         6.00            6/30/2021            513
      5,500   Ardagh Packaging Finance plc / Ardagh Holdings
                USA, Inc.(c)                                                         7.25            5/15/2024          5,931
      3,000   Ardagh Packaging Finance plc / Ardagh Holdings
                USA, Inc.(c)                                                         6.00            2/15/2025          3,105
                                                                                                                   ----------
                                                                                                                       12,662
                                                                                                                   ----------
              PAPER PACKAGING (0.3%)
      6,200   Smurfit Kappa Treasury Funding Ltd.                                    7.50           11/20/2025          7,518
                                                                                                                   ----------
              SPECIALTY CHEMICALS (0.2%)
      3,000   Venator Finance Sarl / Venator Materials, LLC(c)                       5.75            7/15/2025          3,105
                                                                                                                   ----------
              STEEL (1.3%)
     18,000   ArcelorMittal                                                          7.50           10/15/2039         23,310
      4,500   Vale Overseas Ltd.                                                     6.25            8/10/2026          5,230
                                                                                                                   ----------
                                                                                                                       28,540
                                                                                                                   ----------
              Total Materials                                                                                         152,953
                                                                                                                   ----------

================================================================================

20  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (1.4%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.4%)
$     5,000   Intelsat Jackson Holdings S.A.                                         7.25%          10/15/2020     $    4,387
      5,000   Intelsat Jackson Holdings S.A.(c)                                      9.75            7/15/2025          4,611
                                                                                                                   ----------
                                                                                                                        8,998
                                                                                                                   ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
     10,000   SFR Group S.A.(c)                                                      7.37            5/01/2026          9,887
                                                                                                                   ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
      2,000   Altice Finco S.A.(c)                                                   7.62            2/15/2025          2,003
      5,000   Digicel Ltd.(c)                                                        6.00            4/15/2021          4,969
      3,000   Digicel Ltd.(c)                                                        6.75            3/01/2023          2,996
      1,000   Intelsat Jackson Holdings S.A.(h)                                      6.63            1/14/2024          1,008
        500   Wind Tre S.p.A.(c),(l)                                                 5.00            1/20/2026            457
                                                                                                                   ----------
                                                                                                                       11,433
                                                                                                                   ----------
              Total Telecommunication Services                                                                         30,318
                                                                                                                   ----------
              UTILITIES (1.3%)
              ----------------
              ELECTRIC UTILITIES (1.0%)
     10,000   Electricite de France S.A. 10 wk.
                LIBOR + 3.709%(c)                                                    5.25(a)                 -(o)      10,313
      8,975   Enel S.p.A. 5-Yr. Semi-Annual USD
                Swap + 5.880%(c)                                                     8.75(a)         9/24/2073         11,140
                                                                                                                   ----------
                                                                                                                       21,453
                                                                                                                   ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
      7,000   AES Gener S.A. 5-Yr. Semi-Annual USD
                Swap + 6.820%(c)                                                     8.38(a)        12/18/2073          7,264
                                                                                                                   ----------
              Total Utilities                                                                                          28,717
                                                                                                                   ----------
              Total Eurodollar and Yankee Obligations (cost: $336,719)                                                369,362
                                                                                                                   ----------

-----------------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (5.0%)
    498,550   iShares iBoxx $ High Yield Corporate Bond ETF(l)                                                         43,524
  1,888,700   SPDR Bloomberg Barclays High Yield Bond ETF                                                              69,315
                                                                                                                   ----------
              Total Exchange-Traded Funds (cost: $111,554)                                                            112,839
                                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
$     3,000   Bahamas Government International
                Bond(c) (cost: $3,000)                                               6.00%          11/21/2028     $    3,218
                                                                                                                   ----------
              MUNICIPAL OBLIGATIONS (0.3%)

              CONNECTICUT (0.0%)
      4,271   Mashantucket (Western) Pequot Tribe(e)                                 7.35(q)         7/01/2026            662
                                                                                                                   ----------
              ILLINOIS (0.1%)
      2,000   Chicago IL                                                             7.04            1/01/2029          2,165
                                                                                                                   ----------
              NEW JERSEY (0.2%)
      1,500   Atlantic City                                                          7.00            3/01/2028          1,749
      2,500   EDA                                                                    5.71            6/15/2030          2,774
                                                                                                                   ----------
                                                                                                                        4,523
                                                                                                                   ----------
              Total Municipal Obligations (cost: $8,604)                                                                7,350
                                                                                                                   ----------
              U.S. TREASURY SECURITIES(r) (0.0%)

              NOTES (0.0%)
        550   2.00%, 2/15/2025(s) (cost: $543)                                                                            526
                                                                                                                   ----------
              Total Bonds (cost: $1,920,115)                                                                        1,986,018
                                                                                                                   ----------

-----------------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (8.0%)

              COMMON STOCKS (3.6%)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.1%)
     10,001   Lear Corp.                                                                                                1,932
                                                                                                                   ----------
              CABLE & SATELLITE (0.1%)
     77,900   Comcast Corp.                                                                                             3,313
                                                                                                                   ----------
              CASINOS & GAMING (0.0%)
     13,500   Las Vegas Sands Corp.                                                                                     1,047
                                                                                                                   ----------
              HOME FURNISHINGS (0.1%)
     27,070   Tempur Sealy International, Inc.*                                                                         1,614
                                                                                                                   ----------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
     25,400   Hyatt Hotels Corp.*                                                                                       2,065
                                                                                                                   ----------
              Total Consumer Discretionary                                                                              9,971
                                                                                                                   ----------

================================================================================

22  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       MARKET
NUMBER                                                                                                                  VALUE
OF SHARES     SECURITY                                                                                                  (000)
-----------------------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (0.1%)
              -----------------------
              DRUG RETAIL (0.1%)
     18,400   CVS Health Corp.                                                                                     $    1,448
                                                                                                                   ----------
              HOUSEHOLD PRODUCTS (0.0%)
     11,242   Kimberly-Clark Corp.                                                                                      1,315
                                                                                                                   ----------
              Total Consumer Staples                                                                                    2,763
                                                                                                                   ----------
              ENERGY (0.5%)
              -------------
              COAL & CONSUMABLE FUELS (0.0%)
     13,151   Peabody Energy Corp.*                                                                                       532
                                                                                                                   ----------
              INTEGRATED OIL & GAS (0.2%)
      8,522   Chevron Corp.                                                                                             1,068
     32,263   Royal Dutch Shell plc                                                                                     2,266
                                                                                                                   ----------
                                                                                                                        3,334
                                                                                                                   ----------
              OIL & GAS DRILLING (0.0%)
      3,813   Paragon Litigation*(f)                                                                                      128
      2,542   Paragon Litigation*(f)                                                                                        4
      2,537   Paragon Offshore, Ltd.*(f)                                                                                   58
                                                                                                                   ----------
                                                                                                                          190
                                                                                                                   ----------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
     98,146   Basic Energy Services, Inc.*                                                                              1,913
                                                                                                                   ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    414,000   Approach Resources, Inc.*(l)                                                                              1,383
     18,480   Nine Point Energy Holdings, Inc.*(d),(f),(g)                                                                290
      2,772   Sabine Oil & Gas Holdings, Inc.*(d),(t)                                                                     131
    102,396   SandRidge Energy, Inc.*                                                                                   1,832
      4,982   SilverBow Resources, Inc.*                                                                                  153
     22,883   Thunderbird Resources Equity, Inc.*(d),(f),(g)                                                               16
    236,684   Ultra Petroleum Corp.*                                                                                    1,652
                                                                                                                   ----------
                                                                                                                        5,457
                                                                                                                   ----------
              Total Energy                                                                                             11,426
                                                                                                                   ----------
              FINANCIALS (0.9%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    202,000   Prospect Capital Corp.(l)                                                                                 1,303
                                                                                                                   ----------
              CONSUMER FINANCE (0.0%)
     13,639   Synchrony Financial                                                                                         541
                                                                                                                   ----------
              DIVERSIFIED BANKS (0.1%)
     18,507   JPMorgan Chase & Co.                                                                                      2,141
                                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       MARKET
NUMBER                                                                                                                  VALUE
OF SHARES     SECURITY                                                                                                  (000)
-----------------------------------------------------------------------------------------------------------------------------
              FINANCIAL EXCHANGES & DATA (0.2%)
     24,700   CME Group, Inc.                                                                                      $    3,791
                                                                                                                   ----------
              LIFE & HEALTH INSURANCE (0.1%)
      1,995   Brighthouse Financial, Inc.*                                                                                128
     21,952   MetLife, Inc.                                                                                             1,056
                                                                                                                   ----------
                                                                                                                        1,184
                                                                                                                   ----------
              REGIONAL BANKS (0.3%)
     27,800   BB&T Corp.                                                                                                1,534
    111,918   KeyCorp                                                                                                   2,395
    109,207   Regions Financial Corp.                                                                                   2,100
                                                                                                                   ----------
                                                                                                                        6,029
                                                                                                                   ----------
              REITs-MORTGAGE (0.1%)
     73,721   Annaly Capital Management, Inc.                                                                             777
     17,142   Granite Point Mortgage Trust, Inc.                                                                          296
    129,100   MFA Financial, Inc.                                                                                         924
     90,450   Two Harbors Investment Corp.                                                                              1,334
                                                                                                                   ----------
                                                                                                                        3,331
                                                                                                                   ----------
              Total Financials                                                                                         18,320
                                                                                                                   ----------
              HEALTH CARE (0.4%)
              ------------------
              BIOTECHNOLOGY (0.1%)
     22,300   AbbVie, Inc.                                                                                              2,503
                                                                                                                   ----------
              HEALTH CARE EQUIPMENT (0.0%)
      3,407   Diagnostic Services Holdings, Inc.(d),(f),(g)                                                               262
                                                                                                                   ----------
              PHARMACEUTICALS (0.3%)
     16,562   Johnson & Johnson                                                                                         2,289
     30,900   Merck & Co., Inc.                                                                                         1,831
     14,607   Novartis AG                                                                                               1,315
                                                                                                                   ----------
                                                                                                                        5,435
                                                                                                                   ----------
              Total Health Care                                                                                         8,200
                                                                                                                   ----------
              INDUSTRIALS (0.1%)
              ------------------
              AIRLINES (0.1%)
     23,000   United Continental Holdings, Inc.*                                                                        1,560
                                                                                                                   ----------
              COMMERCIAL PRINTING (0.0%)
        590   Quad/Graphics, Inc.                                                                                          13
                                                                                                                   ----------
              INDUSTRIAL CONGLOMERATES (0.0%)
     35,316   General Electric Co.                                                                                        571
                                                                                                                   ----------
              Total Industrials                                                                                         2,144
                                                                                                                   ----------

================================================================================

24  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       MARKET
NUMBER                                                                                                                  VALUE
OF SHARES     SECURITY                                                                                                  (000)
-----------------------------------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (0.5%)
              -----------------------------
              APPLICATION SOFTWARE (0.1%)
     99,023   Avaya Holdings Corp.*                                                                                $    2,068
                                                                                                                   ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
     13,899   Automatic Data Processing, Inc.                                                                           1,718
                                                                                                                   ----------
              SEMICONDUCTORS (0.2%)
     42,500   Intel Corp.                                                                                               2,046
     18,500   QUALCOMM, Inc.                                                                                            1,263
                                                                                                                   ----------
                                                                                                                        3,309
                                                                                                                   ----------
              SYSTEMS SOFTWARE (0.1%)
     33,200   Microsoft Corp.                                                                                           3,154
                                                                                                                   ----------
              Total Information Technology                                                                             10,249
                                                                                                                   ----------
              MATERIALS (0.4%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
     19,215   LyondellBasell Industries N.V.                                                                            2,303
                                                                                                                   ----------
              CONSTRUCTION MATERIALS (0.0%)
        596   CB Paracelsus Healthcare*(f),(g)                                                                              -
                                                                                                                   ----------
              GOLD (0.2%)
    245,000   Alamos Gold, Inc.                                                                                         1,465
     56,750   Goldcorp, Inc.                                                                                              813
     33,650   Newmont Mining Corp.                                                                                      1,363
                                                                                                                   ----------
                                                                                                                        3,641
                                                                                                                   ----------
              PAPER PRODUCTS (0.0%)
     14,947   Clearwater Paper Corp.*                                                                                     703
        534   Resolute Forest Products, Inc.*                                                                               6
                                                                                                                   ----------
                                                                                                                          709
                                                                                                                   ----------
              SPECIALTY CHEMICALS (0.1%)
    172,882   MPM Holdings, Inc.*                                                                                       3,449
                                                                                                                   ----------
              Total Materials                                                                                          10,102
                                                                                                                   ----------
              REAL ESTATE (0.1%)
              ------------------
              REITs-SPECIALIZED (0.1%)
     17,000   Crown Castle International Corp.                                                                          1,917
                                                                                                                   ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.0%)
     63,000   CenturyLink, Inc.                                                                                         1,122
                                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                                                                  VALUE
$(000)/SHARES SECURITY                                                                                                  (000)
-----------------------------------------------------------------------------------------------------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     50,503   AT&T, Inc.                                                                                           $    1,891
     28,650   Verizon Communications, Inc.                                                                              1,549
                                                                                                                   ----------
                                                                                                                        3,440
                                                                                                                   ----------
              Total Telecommunication Services                                                                          4,562
                                                                                                                   ----------
              Total Common Stocks (cost: $79,286)                                                                      79,654
                                                                                                                   ----------
              PREFERRED STOCKS (4.4%)

              CONSUMER STAPLES (1.6%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.6%)
    400,000   CHS, Inc., 7.10%, cumulative redeemable, 3 mo. LIBOR + 4.298%                                            10,884
    200,000   CHS, Inc., 7.88%, cumulative redeemable *                                                                 5,756
    200,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable(c),(o)                                      20,635
                                                                                                                   ----------
              Total Consumer Staples                                                                                   37,275
                                                                                                                   ----------
              ENERGY (1.4%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      3,800   Chesapeake Energy Corp., 5.75%*(c),(o)                                                                    2,336
        464   Nine Point Energy Holdings, Inc., 0.00%*(d),(f),(g)                                                         464
                                                                                                                   ----------
                                                                                                                        2,800
                                                                                                                   ----------
              OIL & GAS STORAGE & TRANSPORTATION (1.3%)
  1,127,328   NuStar Logistics, LP, 7.63%, 3 mo. LIBOR + 6.734%(a),(o)                                                 28,860
                                                                                                                   ----------
              Total Energy                                                                                             31,660
                                                                                                                   ----------
              FINANCIALS (0.9%)
              -----------------
              DIVERSIFIED BANKS (0.3%)
      8,000   U.S. Bancorp, 3.50%, Higher of 3 mo. LIBOR + 1.02% or 3.5%(a),(o)                                         7,240
                                                                                                                   ----------
              LIFE & HEALTH INSURANCE (0.3%)
    274,059   Delphi Financial Group, Inc., 4.61%, cumulative redeemable,
                3 mo. LIBOR + 3.19%(a)                                                                                  6,440
                                                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
$     3,000   Catlin Insurance Co. Ltd., 7.25%, 3 mo. LIBOR + 2.975%(a),(c),(l),(o)                                     2,948
                                                                                                                   ----------
              REGIONAL BANKS (0.1%)
      1,515   M&T Bank Corp., 6.38%, cumulative redeemable*(o)                                                          1,549
                                                                                                                   ----------
              REINSURANCE (0.0%)
      3,000   American Overseas Group Ltd., 7.50%, non-cumulative,
                3 mo. LIBOR + 3.557%(a),(d),(f),(g)                                                                       750
                                                                                                                   ----------

================================================================================

26  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       MARKET
NUMBER                                                                                                                  VALUE
OF SHARES     SECURITY                                                                                                  (000)
-----------------------------------------------------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (0.1%)
     80,000   Freddie Mac(+), 8.38%, Higher of 3 mo. LIBOR +4.16% or 7.875%(a),(j),(o)                             $      635
     20,000   Freddie Mac(+), 6.02%(o)                                                                                    128
                                                                                                                   ----------
                                                                                                                          763
                                                                                                                   ----------
              Total Financials                                                                                         19,690
                                                                                                                   ----------
              REAL ESTATE (0.3%)
              ------------------
              REITs-RESIDENTIAL (0.3%)
    100,000   Equity Residential Properties Trust, 8.29%, Series K, depositary shares,
                cumulative redeemable                                                                                   6,487
                                                                                                                   ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.2%)
    200,000   Qwest Corp., 6.50%                                                                                        4,104
                                                                                                                   ----------
              Preferred Stocks (cost: $98,903)                                                                         99,216
                                                                                                                   ----------
              WARRANTS (0.0%)

              ENERGY (0.0%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.0%)
      5,500   Comstock Resources, Inc.*                                                                                    34
      8,791   Sabine & Oil Gas Holdings, Inc.*(d),(t)                                                                      62
      1,565   Sabine Oil & Gas Holdings, Inc.*(d)                                                                           9
     13,764   SandRidge Energy, Inc.*                                                                                      14
      5,795   SandRidge Energy, Inc.*                                                                                       5
                                                                                                                   ----------
              Total Energy                                                                                                124
                                                                                                                   ----------
              Total Warrants (cost $0)                                                                                    124
                                                                                                                   ----------
              Total Equity Securities (cost: $178,189)                                                                178,994
                                                                                                                   ----------

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                              COUPON
(000)                                                                                RATE            MATURITY
-----------------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.7%)

              COMMERCIAL PAPER (2.7%)
$     2,335   Constellation Brands, Inc.(c)                                          1.86%           2/07/2018          2,334
      7,009   FMC Corp.(c)                                                           2.00            2/12/2018          7,005
      5,000   Newell Rubbermaid, Inc.(c)                                             1.88            2/06/2018          4,999
      7,500   Newell Rubbermaid, Inc.(c)                                             1.90            2/08/2018          7,497
      5,694   Public Services Co.                                                    1.90            2/09/2018          5,692
     10,916   Southern Power Co.(c)                                                  1.74            2/01/2018         10,916

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$    14,470   Union Electric Co.                                                     1.72%           2/09/2018     $   14,464
      8,000   Xcel Energy, Inc.(c)                                                   1.60            2/02/2018          8,000
                                                                                                                   ----------
              Total Commercial Paper (cost: $60,907)                                                                   60,907
                                                                                                                   ----------

-----------------------------------------------------------------------------------------------------------------------------

NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
     50,869   State Street Institutional Treasury Money Market
                Fund Premier Class, 1.23%(u) (cost: $51)                                                                   51
                                                                                                                   ----------
              Total Money Market Instruments (cost: $60,958)                                                           60,958
                                                                                                                   ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (4.1%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (4.1%)
    167,824   Federated Government Obligations Fund
                Institutional Class, 1.19%(u)                                                                             168
    825,367   Fidelity Government Fund Portfolio Class I, 1.22%(u)                                                        825
 16,897,456   Goldman Sachs Financial Square Government Fund
                Institutional Class, 1.21%(u)                                                                          16,897
 55,000,000   HSBC US Government Money Market Fund
                Institutional Class, 1.28%(u)                                                                          55,000
    707,758   Invesco Government & Agency Portfolio
                Institutional Class, 1.24%(u)                                                                             708
    482,252   Morgan Stanley Institutional Liquidity Funds
                Government Portfolio Institutional Class, 1.21%(u)                                                        482
 17,942,710   Western Asset Institutional Government Reserves
                Institutional Class, 1.22%(u)                                                                          17,943
                                                                                                                   ----------
              Total Short-Term Investments Purchased with Cash Collateral
                from Securities Loaned (cost: $92,023)                                                                 92,023
                                                                                                                   ----------

              TOTAL INVESTMENTS (COST: $2,251,285)                                                                 $2,317,993
                                                                                                                   ==========

================================================================================

28  | USAA HIGH INCOME FUND

================================================================================

                                                                                                                   UNREALIZED
                                                                       NOTIONAL                                 APPRECIATION/
NUMBER OF                                        EXPIRATION             AMOUNT                CONTRACT         (DEPRECIATION)
CONTRACTS     SECURITY                              DATE                (000)                VALUE (000)                (000)
-----------------------------------------------------------------------------------------------------------------------------
              FUTURES (1.6%)

              SHORT FUTURES
              EQUITY CONTRACTS
        450   Russell 2000 Mini                  03/16/2018           USD(34,294)             $(35,460)              $(1,166)
                                                                                              --------               -------
              TOTAL SHORT FUTURES                                                             $(35,460)              $(1,166)
                                                                                              --------               -------
              TOTAL FUTURES                                                                   $(35,460)              $(1,166)
                                                                                              ========               =======

-----------------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------------------
ASSETS                                           LEVEL 1                 LEVEL 2                 LEVEL 3                TOTAL
-----------------------------------------------------------------------------------------------------------------------------
Bonds:
  Collateralized Mortgage Obligation            $      -              $    2,521                  $    -           $    2,521
  Commercial Mortgage Securities                       -                  38,255                       -               38,255
  Convertible Securities                               -                   3,121                     946                4,067
  Corporate Obligations                                -               1,447,880                       -            1,447,880
  Eurodollar and Yankee Obligations                    -                 369,362                       -              369,362
  Exchange-Traded Funds                          112,839                       -                       -              112,839
  Foreign Government Obligations                       -                   3,218                       -                3,218
  Municipal Obligations                                -                   7,350                       -                7,350
  U.S. Treasury Securities                           526                       -                       -                  526
Equity Securities:
  Common Stocks                                   78,765                     321                     568               79,654
  Preferred Stocks                                     -                  98,002                   1,214               99,216
  Warrants                                            53                      71                       -                  124
Money Market Instruments:
  Commercial Paper                                     -                  60,907                       -               60,907
  Government & U.S. Treasury Money
    Market Funds                                      51                       -                       -                   51
Short-Term Investments Purchased with Cash
  Collateral from Securities Loaned:
  Government & U.S. Treasury Money
    Market Funds                                  92,023                       -                       -               92,023
-----------------------------------------------------------------------------------------------------------------------------
Total                                           $284,257              $2,031,008                  $2,728           $2,317,993
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES                                      LEVEL 1                 LEVEL 2                 LEVEL 3                TOTAL
-----------------------------------------------------------------------------------------------------------------------------
Futures(1)                                      $ (1,166)             $        -                  $    -           $  (1,166)
-----------------------------------------------------------------------------------------------------------------------------
Total                                           $ (1,166)             $        -                  $    -           $  (1,166)
-----------------------------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

Reconciliation of Investments in which significant unobservable Inputs (Level 3) were used in determining value:

----------------------------------------------------------------------------------------------------------------------------
                                           RECONCILIATION OF LEVEL 3 INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
                                                          CORPORATE           CONVERTIBLE            COMMON        PREFERRED
($ IN 000s)                                             OBLIGATIONS            SECURITIES            STOCKS           STOCKS
----------------------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2017                                   $ 290                $1,095             $ 182           $1,214
Purchases                                                         -                    44               871                -
Sales                                                          (871)                    -                 -                -
Transfers into Level 3                                            -                     -                 -                -
Transfers out of Level 3                                          -                     -                 -                -
Net realized gain (loss) on investments                           -                     -                 -                -
Change in net unrealized
  appreciation/(depreciation)
  of investments                                                581                  (193)             (485)               -
----------------------------------------------------------------------------------------------------------------------------
Balance as of January 31, 2018                                $   -                $  946             $ 568           $1,214
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                FAIR VALUE LEVEL TRANSFERS
--------------------------------------------------------------------------------

For the period of August 1, 2017, through January 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

30  | USAA HIGH INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                       QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**
------------------------------------------------------------------------------------------------------------------
                             FAIR VALUE AT                                    SIGNIFICANT
                           JANUARY 31, 2018             VALUATION             UNOBSERVABLE
ASSETS                       ($ IN 000's)               TECHNIQUE(S)             INPUT(S)                RANGE
------------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:

  Common Stocks                   $278                  Market                Revenue                  0.5x - 0.6x
                                                        Comparables           Multiple(a)

                                                                              EBITDA
                                                                              Multiple(a)              4.1x - 5.0x

                                                                              Discount for lack
                                                                              of marketability(b)              25%

                                                                              Last
                                                                              Transaction
                                                                              Price                        $ 0.69

                                                                              Comparable
                                                                              Discount
                                                                              Adjustment(b)                    95%

BONDS:
 Convertible Securities           $946                  Market                Average
                                                        Comparables           Value Per
                                                                              Recoverable
                                                                              Ounce(a)                     $63.64

                                                                              Comparable
                                                                              Discount
                                                                              Adjustment(b)                    40%
------------------------------------------------------------------------------------------------------------------

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

** Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, earnings per share, or average value per recoverable ounce will increase the value of the security while an increase in the discount for lack of marketability or comparable discount adjustment will decrease the value of the security.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.0% of net assets at January 31, 2018.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial

================================================================================

32  | USAA HIGH INCOME FUND

================================================================================

    mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

    WARRANTS - Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA    Economic Development Authority

    LIBOR  London Interbank Offered Rate

    REITs Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

o   SPECIFIC NOTES

    (a) Variable-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at January 31, 2018.

    (b) Stated interest rates may change slightly over time as underlying mortgages paydown.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2018, was $2,976,000, which represented 0.1% of the Fund's net assets.

    (e) Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

================================================================================

34  | USAA HIGH INCOME FUND

================================================================================

    (f) Security was fair valued at January 31, 2018, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $2,918,000, which represented 0.1% of the Fund's net assets.

    (g)  Security was fair valued at Level 3.

    (h) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (i) The security, or a portion thereof, is segregated to cover the value of open futures contracts at January 31, 2018.

    (j) At January 31, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (k) Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

    (l) The security, or a portion thereof, was out on loan as of January 31, 2018.

    (m) At January 31, 2018, the issuer was in default with respect to interest and/or principal payments.

    (n) Fixed to Floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

    (o) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (p)  All of the coupon is PIK.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

    (q)  A portion of the 7.35% coupon is PIK (6.35% cash, 1.00% PIK).

    (r) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

    (s) Securities with a value of $526,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (t) Restricted security that is not registered under the Securities Act of 1933.

    (u) Rate represents the money market fund annualized seven-day yield at January 31, 2018.

     *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

36  | USAA HIGH INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value
      (including securities on loan of $88,793)(cost of $2,251,285)                                 $2,317,993
   Cash                                                                                                  1,444
   Receivables:
      Capital shares sold                                                                                1,522
      USAA Asset Management Company (Note 7C)                                                                2
      Dividends and interest                                                                            30,261
      Securities sold                                                                                    1,718
      Other                                                                                                 81
                                                                                                    ----------
         Total assets                                                                                2,353,021
                                                                                                    ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                                  92,023
      Securities purchased                                                                              15,744
      Capital shares redeemed                                                                            1,624
   Variation margin on futures contracts                                                                 1,163
   Accrued management fees                                                                                 877
   Accrued transfer agent's fees                                                                            66
   Other accrued expenses and payables                                                                     327
                                                                                                    ----------
         Total liabilities                                                                             111,824
                                                                                                    ----------
            Net assets applicable to capital shares outstanding                                     $2,241,197
                                                                                                    ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                  $2,243,246
   Accumulated undistributed net investment income                                                       1,011
   Accumulated net realized loss on investments and
      futures transactions                                                                             (68,602)
   Net unrealized appreciation of investments and futures contracts                                     65,542
                                                                                                    ----------
            Net assets applicable to capital shares outstanding                                     $2,241,197
                                                                                                    ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,243,841/151,325
         capital shares outstanding, no par value)                                                  $     8.22
                                                                                                    ==========
      Institutional Shares (net assets of $982,217/119,692
         capital shares outstanding, no par value)                                                  $     8.21
                                                                                                    ==========
      Adviser Shares (net assets of $9,992/1,213
         capital shares outstanding, no par value)                                                  $     8.24
                                                                                                    ==========
      R6 Shares (net assets of $5,147/627 capital shares
         outstanding, no par value)                                                                 $     8.21
                                                                                                    ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $18)                                                   $  7,774
   Interest                                                                                             64,007
   Securities lending (net)                                                                                449
                                                                                                      --------
   Total income                                                                                         72,230
                                                                                                      --------
EXPENSES
   Management fees                                                                                       5,086
   Administration and servicing fees:
      Fund Shares                                                                                          927
      Institutional Shares                                                                                 492
      Adviser Shares                                                                                         8
      R6 Shares                                                                                              1
   Transfer agent's fees:
      Fund Shares                                                                                          869
      Institutional Shares                                                                                 492
      Adviser Shares                                                                                         3
   Distribution and service fees (Note 7E):
      Adviser Shares                                                                                        13
   Custody and accounting fees:
      Fund Shares                                                                                           98
      Institutional Shares                                                                                  78
      Adviser Shares                                                                                         1
   Postage:
      Fund Shares                                                                                           40
      Institutional Shares                                                                                  45
   Shareholder reporting fees:
      Fund Shares                                                                                           23
      Institutional Shares                                                                                   8
   Trustees' fees                                                                                           17
   Registration fees:
      Fund Shares                                                                                           23
      Institutional Shares                                                                                  14
      Adviser Shares                                                                                         8
      R6 Shares                                                                                             10
   Professional fees                                                                                        56
   Other                                                                                                    21
                                                                                                      --------
         Total expenses                                                                                  8,333

================================================================================

38  | USAA HIGH INCOME FUND

================================================================================

   Expenses reimbursed:
      Adviser Shares                                                                                  $     (4)
      R6 Shares                                                                                             (9)
                                                                                                      --------
         Net expenses                                                                                    8,320
                                                                                                      --------
NET INVESTMENT INCOME                                                                                   63,910
                                                                                                      --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                                                             90
      Affiliated transactions (Note 9)                                                                   3,150
      Futures transactions                                                                              (2,291)
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                                      (11,999)
      Futures contracts                                                                                 (1,076)
                                                                                                      --------
         Net realized and unrealized loss                                                              (12,126)
                                                                                                      --------
   Increase in net assets resulting from operations                                                   $ 51,784
                                                                                                      ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited), and year ended July 31,
2017

-----------------------------------------------------------------------------------------------------------------
                                                                                1/31/2018               7/31/2017
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                       $   63,910              $  126,185
   Net realized gain on investments                                                 3,240                  16,001
   Net realized loss on futures transactions                                       (2,291)                 (5,360)
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                 (11,999)                 85,130
      Futures contracts                                                            (1,076)                  1,067
                                                                               ----------------------------------
      Increase in net assets resulting from operations                             51,784                 223,023
                                                                               ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                                 (35,390)                (67,577)
      Institutional Shares                                                        (29,277)                (57,663)
      Adviser Shares                                                                 (276)                   (529)
      R6 Shares*                                                                     (152)                   (201)
                                                                               ----------------------------------
          Distributions to shareholders                                           (65,095)               (125,970)
                                                                               ----------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                                     24,877                  69,402
   Institutional Shares                                                            17,650                 (65,157)
   Adviser Shares                                                                     (49)                    488
   R6 Shares*                                                                           -                   5,000
                                                                               ----------------------------------
       Total net increase in net assets from
          capital share transactions                                               42,478                   9,733
                                                                               ----------------------------------
   Net increase in net assets                                                      29,167                 106,786

NET ASSETS
   Beginning of period                                                          2,212,030               2,105,244
                                                                               ----------------------------------
   End of period                                                               $2,241,197              $2,212,030
                                                                               ==================================
Accumulated undistributed net investment income:
   End of period                                                               $    1,011              $    2,196
                                                                               ==================================

*R6 Shares commenced operations on December 1, 2016.

See accompanying notes to financial statements.

================================================================================

40  | USAA HIGH INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA High Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

The Fund consists of four classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), High Income Fund Adviser Shares (Adviser Shares), and High Income Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

42  | USAA HIGH INCOME FUND

================================================================================

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

        Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has

================================================================================

44  | USAA HIGH INCOME FUND

================================================================================

        been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The valuation of securities falling in the Level 3 category are supported by the value ascribed from a prior exchange offer, a prior tender offer, and an original purchase price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

    The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases, discounts may be applied due to market liquidity limitations.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from

================================================================================

46  | USAA HIGH INCOME FUND

================================================================================

    the actual counterparty to the transaction. The Fund's derivative agreements held at January 31, 2018, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JANUARY 31, 2018* (IN THOUSANDS)

                                            ASSET DERIVATIVES                   LIABILITY DERIVATIVES
    -------------------------------------------------------------------------------------------------------------
                                  STATEMENT OF                              STATEMENT OF
    DERIVATIVES NOT               ASSETS AND                                ASSETS AND
    ACCOUNTED FOR AS              LIABILITIES                               LIABILITIES
    HEDGING INSTRUMENTS           LOCATION                 FAIR VALUE       LOCATION                   FAIR VALUE
    -------------------------------------------------------------------------------------------------------------
    Equity contracts                   -                      $-            Net unrealized             $1,166**
                                                                            appreciation of
                                                                            investments and
                                                                            futures contracts
    -------------------------------------------------------------------------------------------------------------

     * For open derivative instruments as of January 31, 2018, see the Portfolio of Investments.
    ** Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2018 (IN THOUSANDS)

                                                                               CHANGE IN
                                                                               UNREALIZED
    DERIVATIVES NOT                                          REALIZED GAIN     APPRECIATION/
    ACCOUNTED FOR AS         STATEMENT OF                    (LOSS) ON         (DEPRECIATION)
    HEDGING INSTRUMENTS      OPERATIONS LOCATION             DERIVATIVES       ON DERIVATIVES
    -----------------------------------------------------------------------------------------
    Equity contracts         Net realized gain (loss)          $(2,291)           $(1,076)
                             on Futures transactions/
                             Change in net unrealized
                             appreciation/(depreciation)
                             of Futures contracts
    -----------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended January 31, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective

================================================================================

48  | USAA HIGH INCOME FUND

================================================================================

    yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of January 31, 2018, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $8,828,000; which included when-issued securities of $3,960,000.

H. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2018, there were no custodian and other bank credits.

I. REDEMPTION FEES - All share classes held in the Fund less than 180 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended January 31, 2018, the Fund Shares and Adviser Shares charged redemption fees of $3,000 and $1,000, respectively.

J. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may

================================================================================

50  | USAA HIGH INCOME FUND

================================================================================

    be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended January 31, 2018, the Fund paid CAPCO facility fees of $9,000, which represents 2.7% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2018.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of July 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2017, the Fund had net capital loss carryforwards of $68,620,000, for federal income tax purposes. It is unlikely that the Board will authorize distribution of capital gains realized in the future until the capital loss carryforwards have been used.

As of January 31, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2018, were $159,976,000 and $93,268,000, respectively, resulting in net unrealized appreciation of $66,708,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2018, were $353,883,000 and $275,375,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all

================================================================================

52  | USAA HIGH INCOME FUND

================================================================================

other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At January 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
ON LOAN                         NON-CASH COLLATERAL             CASH COLLATERAL
-------------------------------------------------------------------------------
   $88,793,000                          $-                        $92,023,000
-------------------------------------------------------------------------------

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                              SIX-MONTH PERIOD ENDED                   YEAR ENDED
                                                  JANUARY 31, 2018                    JULY 31, 2017
    ------------------------------------------------------------------------------------------------------
                                             SHARES            AMOUNT            SHARES           AMOUNT
                                            --------------------------------------------------------------
    FUND SHARES:
    Shares sold                              15,335          $ 125,983           29,360          $ 239,353
    Shares issued from reinvested
      dividends                               4,013             32,838            7,674             62,476
    Shares redeemed*                        (16,323)          (133,944)         (28,572)          (232,427)
                                            --------------------------------------------------------------
    Net increase from
      capital share transactions              3,025          $  24,877            8,462          $  69,402
                                            ==============================================================
    INSTITUTIONAL SHARES:
    Shares sold                               7,370          $  60,477           16,858          $ 137,350
    Shares issued from reinvested
      dividends                               3,451             28,223            6,840             55,601
    Shares redeemed*                         (8,671)           (71,050)         (31,672)          (258,108)
                                            --------------------------------------------------------------
    Net increase (decrease) from
      capital share transactions              2,150          $  17,650           (7,974)         $ (65,157)
                                            ==============================================================
    ADVISER SHARES:
    Shares sold                                  87          $     718              163          $   1,332
    Shares issued from reinvested
      dividends                                  15                120               27                223
    Shares redeemed*                           (108)              (887)            (131)            (1,067)
                                            --------------------------------------------------------------
    Net increase (decrease) from
      capital share transactions                 (6)         $     (49)              59          $     488
                                            ==============================================================
    R6 SHARES (COMMENCED ON
    DECEMBER 1, 2016):
    Shares sold                                   -          $       -              627          $   5,000
    Shares issued from reinvested
      dividends                                   -                  -                -                  -
    Shares redeemed*                              -                  -                -                  -
                                            --------------------------------------------------------------
    Net increase from capital
      share transactions                          -          $       -              627          $   5,000
                                            ==============================================================

*Net of redemption fees, if any.

================================================================================

54  | USAA HIGH INCOME FUND

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended January 31, 2018, the Fund had no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper High Yield Bond Funds Index. The Lipper High Yield Bond Funds Index tracks the total return performance of funds within the Lipper High Yield Funds category.

    The performance period for each class consists of the current month plus the previous 35 months. The performance period for the R6 Shares commenced on December 1, 2016, and includes performance of the Fund Shares for periods prior to December 1, 2016. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    -------------------------------------------------------------------
    +/- 20 to 50                                 +/- 4
    +/- 51 to 100                                +/- 5
    +/- 101 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Yield Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2018, the Fund incurred total management fees, paid or payable to the Manager, of $5,086,000, which included a performance adjustment for the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares of $(285,000), $(212,000), $(3,000), and less than $(500), respectively. For the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares the performance adjustments were (0.05%), (0.04%), (0.05%), and (0.01%), respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, 0.10% of average net assets of the Institutional Shares, and 0.05% of average net assets of the R6 Shares. For the six-month period ended January 31, 2018, the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares incurred administration and servicing fees, paid or payable to the Manager, of $927,000, $492,000, $8,000, and, $1,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by

================================================================================

56  | USAA HIGH INCOME FUND

================================================================================

    the Manager. For the six-month period ended January 31, 2018, the Fund reimbursed the Manager $8,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through November 30, 2018, to limit the total annual operating expenses of the Adviser Shares and R6 Shares to 1.00% and 0.65%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares and R6 Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through November 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to December 1, 2017, the Adviser Shares' expense limitation was 1.05% of average net assets. For the six-month period ended January 31, 2018, the Adviser Shares and R6 Shares incurred reimbursable expenses of $4,000 and $9,000, respectively, of which $2,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' and 0.01% of the R6 Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2018, the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares incurred transfer agent's fees, paid or payable to SAS, of $869,000, $492,000, $3,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

    Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $13,000.

F. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
Cornerstone Conservative                                               0.3
Target Retirement Income                                               0.5
Target Retirement 2020                                                 1.0
Target Retirement 2030                                                 1.7
Target Retirement 2040                                                 1.6
Target Retirement 2050                                                 0.3
Target Retirement 2060                                                 0.0*

* Represents less than 0.1%

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2018, USAA and its affiliates owned 617,000 Adviser Shares

================================================================================

58  | USAA HIGH INCOME FUND

================================================================================

and 627,000 R6 Shares, which represents 50.9% of the Adviser Shares outstanding, 100.0% of the R6 Shares outstanding, and 0.2% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2018, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                              NET REALIZED
                                                           COST TO            GAIN (LOSS)
SELLER                    PURCHASER                       PURCHASER             TO SELLER
------------------------------------------------------------------------------------------
High Income        Core Intermediate-Term Bond ETF       $ 1,840,000         $  351,000
High Income        Income                                 17,134,000          2,000,000
High Income        Intermediate-Term Bond                  8,441,000            661,000
High Income        Short-Term Bond                         5,309,000            138,000

(10) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

(11) NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

================================================================================

60  | USAA HIGH INCOME FUND

================================================================================

(12) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                                   YEAR ENDED JULY 31,
                              ------------------------------------------------------------------------------------------
                                    2018            2017            2016            2015            2014            2013
                              ------------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $     8.27      $     7.90      $     8.17      $     8.91      $     8.79      $     8.42
                              ------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .23             .47             .48             .47             .50             .55
  Net realized and
    unrealized gain (loss)          (.04)            .37            (.28)           (.68)            .29             .46
                              ------------------------------------------------------------------------------------------
Total from investment
  operations                         .19             .84             .20            (.21)            .79            1.01
                              ------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.24)           (.47)           (.47)           (.47)           (.51)           (.53)
  Realized capital gains               -               -               -            (.06)           (.16)           (.11)
                              ------------------------------------------------------------------------------------------
Total distributions                 (.24)           (.47)           (.47)           (.53)           (.67)           (.64)
                              ------------------------------------------------------------------------------------------
Redemption fees added
  to beneficial interests            .00(b)          .00(b)          .00(b)          .00(b)          .00(b)            -
                              ------------------------------------------------------------------------------------------
Net asset value at
  end of period               $     8.22      $     8.27      $     7.90      $     8.17      $     8.91      $     8.79
                              ==========================================================================================
Total return (%)*                   2.31           10.92            2.95           (2.42)           9.35           12.39
Net assets at end of
  period (000)                $1,243,841      $1,225,990      $1,105,081      $1,322,058      $1,521,633      $1,250,728
Ratios to average
  net assets:**
  Expenses (%)(a)                    .78(c)          .83             .82             .89             .89             .94
  Net investment
   income (%)                       5.68(c)         5.80            6.22            5.46            5.71            6.15
Portfolio turnover (%)                13              21              36              16              21              47

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting  principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $1,225,981,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                       -               -               -               -               -            (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Represents less than $0.01 per share.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(12) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                 JANUARY 31,                                 YEAR ENDED JULY 31,
                                ----------------------------------------------------------------------------------------
                                    2018            2017            2016            2015            2014            2013
                                ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period           $   8.26        $   7.90        $   8.16        $   8.91        $   8.78        $   8.41
                                ----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .24             .48             .48             .48             .52             .54
  Net realized and
    unrealized gain (loss)          (.04)            .36            (.26)           (.69)            .29             .49
                                ----------------------------------------------------------------------------------------
Total from investment
  operations                         .20             .84             .22            (.21)            .81            1.03
                                ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.25)           (.48)           (.48)           (.48)           (.52)           (.55)
  Realized capital gains               -               -               -            (.06)           (.16)           (.11)
                                ----------------------------------------------------------------------------------------
Total distributions                 (.25)           (.48)           (.48)           (.54)           (.68)           (.66)
                                ----------------------------------------------------------------------------------------
Redemption fees added to
  beneficial interests                 -             .00(b)          .00(b)          .00(b)            -               -
                                ----------------------------------------------------------------------------------------
Net asset value at
  end of period                 $   8.21        $   8.26        $   7.90        $   8.16        $   8.91        $   8.78
                                ========================================================================================
Total return (%)*                   2.43           10.89            3.19           (2.44)           9.61           12.63
Net assets at end of
  period (000)                  $982,217        $970,767        $990,980        $811,060        $757,419        $764,558
Ratios to average
  net assets:**
  Expenses (%)(a)                    .69(c)          .75             .71             .80             .76             .76
  Net investment
  income (%)                        5.77(c)         5.89            6.32            5.55            5.87            6.22
Portfolio turnover (%)                13              21              36              16              21              47

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting  principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $975,322,000.
(a) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                       -               -               -               -               -            (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Represents less than $0.01 per share.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

62  | USAA HIGH INCOME FUND

================================================================================

(12) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                PERIOD ENDED
                                  JANUARY 31,                               YEAR ENDED JULY 31,
                                --------------------------------------------------------------------------------------
                                  2018            2017            2016            2015            2014            2013
                                --------------------------------------------------------------------------------------
Net asset value at
  beginning of period           $ 8.28         $  7.92          $ 8.18         $  8.92          $ 8.79          $ 8.42
                                --------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .23             .46             .44             .45             .49             .52
  Net realized and
    unrealized gain (loss)        (.04)            .35            (.25)           (.69)            .27             .47
                                --------------------------------------------------------------------------------------
Total from investment
  operations                       .19             .81             .19            (.24)            .76             .99
                                --------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.23)           (.45)           (.45)           (.45)           (.48)           (.51)
  Realized capital gains             -               -               -            (.06)           (.16)           (.11)
                                --------------------------------------------------------------------------------------
Total distributions               (.23)           (.45)           (.45)           (.51)           (.64)           (.62)
                                --------------------------------------------------------------------------------------
Redemption fees added to
  beneficial interests             .00(b)          .00(b)          .00(b)          .01             .01             .00(b)
                                --------------------------------------------------------------------------------------
Net asset value at
  end of period                 $ 8.24         $  8.28          $ 7.92         $  8.18          $ 8.92          $ 8.79
                                ======================================================================================
Total return (%)*                 2.30           10.49            2.73           (2.67)           9.16           12.13
Net assets at end of
  period (000)                  $9,992         $10,096          $9,183         $12,545          $9,218          $7,108
Ratios to average
  net assets:**
  Expenses (%)(a)                 1.03(e),(f)     1.08(d)         1.15            1.16(c)         1.19            1.20
  Expenses, excluding
    reimbursements (%)(a)         1.12(e)         1.15            1.19            1.21            1.19            1.34
  Net investment income (%)       5.43(e)         5.55            5.88            5.19            5.41            5.85
Portfolio turnover (%)              13              21              36              16              21              47

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $10,043,000.
(a) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                     -               -               -               -               -            (.00%)
    (+) Represents less than 0.01% of average net assets.
(b) Represents less than $0.01 per share.
(c) Prior to December 1, 2014, the Manager voluntarily agreed to limit the annual expense of the Adviser Shares to 1.20% of the Adviser Shares' average net assets.
(d) Prior to December 1, 2016, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.15% of the Adviser Shares' average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Prior to December 1, 2017, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 1.05% of the Adviser Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(12) FINANCIAL HIGHLIGHTS (CONTINUED) - R6 SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                      SIX-MONTH
                                                    PERIOD ENDED               YEAR ENDED
                                                     JANUARY 31,                JULY 31,
                                                    --------------------------------------
                                                         2018                      2017***
                                                    --------------------------------------
Net Asset value at beginning of period                 $ 8.26                    $ 7.98
                                                       --------------------------------
Income (loss) from investment operations:
  Net investment income                                   .24                       .32
  Net realized and unrealized gain (loss)                (.05)                      .28
                                                       --------------------------------
Total from investment operations                          .19                       .60
                                                       --------------------------------
Less distributions from:
  Net investment income                                  (.24)                     (.32)
                                                       --------------------------------
  Net asset value at end of period                     $ 8.21                    $ 8.26
                                                       ================================
Total return (%)*                                        2.39                      7.64
Net assets at end of period (000)                      $5,147                    $5,177
Ratios to average net assets:**
  Expenses (%)(a)                                         .65                       .65
  Expenses, excluding reimbursements (%)(a)               .97                      1.26
  Net investment income (%)                              5.81                      5.88
Portfolio turnover (%)                                     13                        21

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $5,143,000.
*** R6 Shares commenced operations on December 1, 2016.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

64  | USAA HIGH INCOME FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2017, through January 31, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%

================================================================================

                                                           EXPENSE EXAMPLE |  65

================================================================================

hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                       BEGINNING              ENDING               DURING PERIOD*
                                     ACCOUNT VALUE         ACCOUNT VALUE          AUGUST 1, 2017 -
                                     AUGUST 1, 2017       JANUARY 31, 2018        JANUARY 31, 2018
                                    ---------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00            $1,023.10                  $3.98

Hypothetical
 (5% return before expenses)             1,000.00             1,021.27                   3.97

INSTITUTIONAL SHARES
Actual                                   1,000.00             1,024.30                   3.52

Hypothetical
 (5% return before expenses)             1,000.00             1,021.73                   3.52

ADVISER SHARES
Actual                                   1,000.00             1,023.00**                 5.25**

Hypothetical
 (5% return before expenses)             1,000.00             1,020.01**                 5.24**

R6 SHARES
Actual                                   1,000.00             1,023.90                   3.32

Hypothetical
 (5% return before expenses)             1,000.00             1,021.93                   3.31

*Expenses are equal to the annualized expense ratio of 0.78% for Fund Shares, 0.69% for Institutional Shares, 1.03% for Adviser Shares, and 0.65% for R6 Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.31% for Fund Shares, 2.43% for Institutional Shares, 2.30% for Adviser Shares, and 2.39% for R6 Shares, for the six-month period of August 1, 2017, through January 31, 2018.

================================================================================

66  | USAA HIGH INCOME FUND

================================================================================

**The Fund's annualized expense ratio of 1.03% for the Adviser Shares above reflects a change effective December 1, 2017, in the rate of the Manager's expense limitation for the Adviser Shares from 1.05% to 1.00% of the Adviser Shares' average annual net assets. Had the expense limitation ratio of 1.00%, which is net of expenses paid indirectly, been in effect for the entire six-month period of August 1, 2017, through January 31, 2018, the values in the table above would be as shown below.

                                                                               EXPENSES PAID
                                    BEGINNING             ENDING               DURING PERIOD
                                  ACCOUNT VALUE        ACCOUNT VALUE          AUGUST 1, 2017 -
                                  AUGUST 1, 2017      JANUARY 31, 2018        JANUARY 31, 2018
                                 -------------------------------------------------------------
ADVISER SHARES
Actual                              $1,000.00            $1,023.00                  $5.10

Hypothetical
 (5% return before expenses)         1,000.00             1,020.16                   5.09

================================================================================

                                                           EXPENSE EXAMPLE |  67

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722; (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722; (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       We know what it means to serve.(R)

   =============================================================================
   40051-0318                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                                   [GRAPHIC OF USAA INCOME FUND]

 ==============================================================

    SEMIANNUAL REPORT
    USAA INCOME FUND
    FUND SHARES (USAIX) o INSTITUTIONAL SHARES (UIINX)
    o ADVISER SHARES (UINCX) o R6 SHARES (URIFX)
    JANUARY 31, 2018

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

    Portfolio of Investments                                                   4

    Notes to Portfolio of Investments                                         44

    Financial Statements                                                      50

    Notes to Financial Statements                                             54

EXPENSE EXAMPLE                                                               75

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA INCOME FUND (THE FUND) SEEKS MAXIMUM CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets primarily in U.S. dollar-denominated debt securities, including, among others, obligations of U.S., state, and local governments; their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities, and repurchase agreements that have been selected for their high yields relative to the risk involved. The Fund will invest primarily in investment-grade securities but also may invest up to 10% of its net assets in below-investment-grade securities, which are sometimes referred as high-yield or "junk" bonds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         PORTFOLIO RATINGS MIX - 1/31/18

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        20.8%
AA                                                                         12.2%
A                                                                          31.7%
BBB                                                                        28.2%
Below Investment-Grade                                                      5.5%
Unrated                                                                     1.6%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 4-43.

================================================================================

2  | USAA INCOME FUND

================================================================================

                         o TOP 10 HOLDINGS* - 1/31/18 o
                                (% of Net Assets)


                             COUPON RATE %   MATURITY DATE     % OF NET ASSETS
                             -------------------------------------------------
U.S. Treasury Notes ........     2.00          2/15/2025             1.0
U.S. Treasury
  Inflation-Indexed Notes ..     2.38          1/15/2025             0.9
U.S. Treasury Bonds ........     2.50          2/15/2045             0.8
U.S. Treasury Notes ........     2.63         11/15/2020             0.7
U.S. Treasury Bonds ........     2.50          2/15/2046             0.7
U.S. Treasury Notes ........     3.63          2/15/2020             0.7
U.S. Treasury Notes ........     3.50          5/15/2020             0.6
U.S. Treasury Notes ........     1.63          2/15/2026             0.6
U.S. Treasury Bonds ........     2.75          8/15/2042             0.5
U.S. Treasury Bonds ........     3.88          8/15/2040             0.4

                        O ASSET ALLOCATION** - 1/31/18 O

                        [PIE CHART OF SECTOR ALLOCATION]

CORPORATE OBLIGATIONS                                                     48.3%
EURODOLLAR AND YANKEE OBLIGATIONS                                         17.2%
U.S. TREASURY SECURITIES                                                  10.5%
MUNICIPAL OBLIGATIONS                                                      8.0%
COMMERCIAL MORTGAGE SECURITIES                                             6.2%
ASSET-BACKED SECURITIES                                                    2.6%
MONEY MARKET INSTRUMENTS                                                   1.8%
COLLATERALIZED LOAN OBLIGATIONS                                            1.5%
PREFERRED STOCKS                                                           1.2%
U.S. GOVERNMENT AGENCY ISSUES                                              1.1%
COMMON STOCKS                                                              0.5%
FOREIGN GOVERNMENT OBLIGATIONS                                             0.4%

                                   [END CHART]

*Does not include money market instruments and short-term investments purchased with cash collateral from securities loaned.
**Does not include short-term investments purchased with cash collateral from securities loaned.

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              BONDS (95.8%)

              ASSET-BACKED SECURITIES (2.6%)

              FINANCIALS (2.3%)
              -----------------
              ASSET-BACKED FINANCING (2.3%)
$     9,650   AmeriCredit Automobile Receivables Trust                               2.71%           9/08/2022     $    9,574
      1,486   ARL First, LLC 1 mo. LIBOR + 1.75%(a)                                  3.31(b)        12/15/2042          1,492
      2,000   Avis Budget Rental Car Funding AESOP, LLC(a)                           4.42            9/20/2019          2,007
      3,000   Avis Budget Rental Car Funding AESOP, LLC(a)                           3.52            2/20/2020          2,990
      1,334   Avis Budget Rental Car Funding AESOP, LLC(a)                           3.75            7/20/2020          1,336
      6,500   California Republic Auto Receivables Trust                             2.91           12/15/2022          6,394
      2,938   Centre Point Funding, LLC(a)                                           2.61            8/20/2021          2,920
      5,954   CIT Education Loan Trust 3 mo.
                LIBOR + 0.30%(a)                                                     1.97(b)         6/25/2042          5,368
      8,500   CIT Equipment Collateral(a)                                            2.15            2/20/2020          8,500
      2,000   Citibank Credit Card Issuance Trust                                    5.35            2/07/2020          2,001
      3,000   Credit Acceptance Auto Loan Trust(a)                                   3.30            7/17/2023          3,004
     15,000   Element Rail Leasing I, LLC(a)                                         3.67            4/19/2044         15,100
      3,000   Hertz Vehicle Financing II, LP(a)                                      2.65            7/25/2022          2,947
      8,667   Hertz Vehicle Financing II, LP(a)                                      3.29           10/25/2023          8,648
     20,000   Louisiana Environmental Facilities and
                Community Dev.                                                       3.24            8/01/2028         19,931
      2,750   MMAF Equipment Finance, LLC(a)                                         2.68            7/16/2027          2,684
     10,000   MMAF Equipment Finance, LLC(a)                                         2.49            2/19/2036          9,880
      3,000   Navient Student Loan Trust 1 mo.
                LIBOR + 1.50%                                                        3.06(b)         8/25/2050          2,993
        955   Nelnet Student Loan Trust 3 mo.
                LIBOR + 0.28%                                                        1.94(b)         9/22/2035            861
     15,625   NP SPE II, LLC                                                         4.22           10/21/2047         15,491
      8,500   OneMain Direct Auto Receivables Trust(a)                               2.82            7/15/2024          8,429
      1,944   Renew Financial(a)                                                     3.22            9/22/2053          1,905
      5,000   SBA Tower Trust(a)                                                     2.90           10/15/2044          5,015
      6,530   SCF Equipment Trust, LLC(a)                                            3.41           12/20/2023          6,473
      5,810   SLM Student Loan Trust 3 mo. LIBOR + 0.23%                             1.98(b)         1/25/2041          5,467
      2,168   SLM Student Loan Trust 3 mo. LIBOR + 0.55%                             2.29(b)        10/25/2065          2,074
      3,750   TCF Auto Receivables Owner Trust(a)                                    2.89            7/15/2021          3,739

================================================================================

4  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$    10,000   Trip Rail Master Funding, LLC(a)                                       4.08%           4/15/2044     $    9,919
      3,334   Trip Rail Master Funding, LLC(a)                                       3.74            8/15/2047          3,245
        623   Westlake Automobile Receivables Trust(a)                               2.45            1/15/2021            623
      4,500   Westlake Automobile Receivables Trust(a)                               6.41            5/15/2023          4,704
                                                                                                                   ----------
              Total Financials                                                                                        175,714
                                                                                                                   ----------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              TELECOMMUNICATIONS (0.1%)
     10,000   Crown Castle Towers, LLC(a)                                            3.22            5/15/2042         10,100
                                                                                                                   ----------
              UTILITIES (0.2%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
     15,000   Hawaii Dept. of Business Economic Dev. & Tourism                       3.25            1/01/2031         14,897
                                                                                                                   ----------
              Total Asset-Backed Securities (cost: $200,789)                                                          200,711
                                                                                                                   ----------
              COLLATERALIZED LOAN OBLIGATIONS (1.5%)

              FINANCIALS (1.5%)
              -----------------
      3,500   American Money Management Corp. 3 mo.
               LIBOR + 1.50%(a)                                                      3.22(b)        10/15/2028          3,522
      3,500   CIFC Funding Ltd. 3 mo. LIBOR + 1.70%(a)                               3.44(b)         4/23/2029          3,519
      4,000   Dryden Senior Loan Fund 3 mo. LIBOR + 2.00%(a)                         3.75(b)         7/20/2029          4,095
     10,000   Dryden Senior Loan Fund 3 mo. LIBOR + 1.10%(a)                         2.82(b)         1/15/2031         10,014
      2,500   Dryden Senior Loan Fund 3 mo.
               LIBOR + 1.01%(a),(c),(d)                                              1.00(b)         5/15/2031          2,500
     10,000   Eaton Vance Ltd. 3 mo. LIBOR + 1.25%(a)                                2.73(b)         1/20/2030         10,012
     10,000   Grippen Park Ltd. 3 mo. LIBOR + 1.26%(a)                               3.00(b)         1/20/2030         10,039
      5,000   Loomis Sayles Ltd. 3 mo. LIBOR + 1.53%(a)                              3.25(b)        10/15/2027          5,015
      5,000   Magnetite VII Ltd. 3 mo. LIBOR + 0.80%(a),(c),(d)                      1.00(b)         1/15/2028          5,000
     10,000   Oaktree EIF Ltd. 3 mo. LIBOR + 2.00%(a)                                3.75(b)        10/20/2027         10,046
     10,000   Race Point Ltd. 3 mo. LIBOR + 1.60%(a)                                 3.35(b)         7/25/2028         10,037
      7,000   Stewart Park Ltd. 3 mo. LIBOR + 1.25%(a)                               2.97(b)         1/15/2030          7,004
      6,500   Teachers Insurance and Annuity Association of
               America 3 mo. LIBOR + 1.70%(a)                                        3.44(b)         7/20/2028          6,533
      7,000   Teachers Insurance and Annuity Association of
               America 3 mo. LIBOR + 1.70%(a)                                        3.44(b)         4/20/2029          7,034
      9,750   Trinitas Ltd. 3 mo. LIBOR + 1.70%                                      3.45(b)        10/25/2028          9,815
     10,000   Trinitas Ltd. 3 mo. LIBOR + 1.32%(a)                                   3.07(b)         7/25/2029         10,041
      3,000   Voya Ltd. 3 mo. LIBOR + 1.60%(a)                                       3.33(b)         4/17/2030          3,022
                                                                                                                   ----------
              Total Financials                                                                                        117,248
                                                                                                                   ----------
              Total Collateralized Loan Obligations (cost: $116,722)                                                  117,248
                                                                                                                   ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              COMMERCIAL MORTGAGE SECURITIES (6.2%)

              FINANCIALS (6.2%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (4.8%)
$     2,537   Banc of America Commercial Mortgage, Inc.                              5.76%(e)        7/10/2044     $    1,700
      2,125   Caesars Palace Las Vegas Trust(a)                                      4.14           10/15/2034          2,177
     10,000   Citigroup Commercial Mortgage Trust                                    3.36            7/10/2047         10,129
      2,500   Citigroup Commercial Mortgage Trust                                    3.62            7/10/2047          2,568
      4,000   Citigroup Commercial Mortgage Trust                                    3.86            7/10/2047          4,062
      9,500   Citigroup Commercial Mortgage Trust                                    3.79(e)         9/15/2050          9,560
      8,600   Commercial Mortgage Trust                                              3.25           10/15/2045          8,500
      5,925   Commercial Mortgage Trust(a)                                           3.42           10/15/2045          5,962
      6,000   Commercial Mortgage Trust                                              2.77           12/10/2045          5,934
      4,000   Commercial Mortgage Trust                                              3.61(e)         6/10/2046          4,114
      5,000   Commercial Mortgage Trust                                              3.80            8/10/2047          5,182
      7,500   Commercial Mortgage Trust                                              4.08            8/10/2047          7,732
     15,000   Commercial Mortgage Trust                                              3.90            7/10/2050         15,560
      2,000   Commercial Mortgage Trust                                              4.29(e)         7/10/2050          2,075
     11,250   Fannie Mae(+)                                                          2.15            1/25/2023         10,950
      4,834   Fannie Mae(+)                                                          2.64(e)        11/25/2024          4,758
     15,000   Freddie Mac(+)                                                         2.81            1/25/2025         14,910
      7,000   Freddie Mac(+)                                                         3.00           12/25/2025          7,012
     12,000   Freddie Mac(+)                                                         2.85            3/25/2026         11,820
     20,000   Freddie Mac(+)                                                         2.65            8/25/2026         19,428
     10,000   Freddie Mac(+)                                                         3.41           12/25/2026         10,276
      9,000   Freddie Mac(+)                                                         3.43(e)         1/25/2027          9,260
      4,533   Freddie Mac(+)                                                         3.24            8/25/2027          4,587
      5,759   Freddie Mac(+)                                                         3.19(e)         9/25/2027          5,805
      8,766   Freddie Mac(+)                                                         3.30(e)        11/25/2027          8,920
     15,500   Freddie Mac(+)                                                         3.51            4/25/2030         15,863
      4,455   Freddie Mac(+)                                                         3.46           11/25/2032          4,356
      2,500   GE Capital Commercial Mortgage Corp.                                   5.61(e)        12/10/2049          2,510
      4,743   GS Mortgage Securities Corp. II                                        3.38            5/10/2045          4,814
      5,000   GS Mortgage Securities Trust                                           3.28            2/10/2046          4,961
      5,000   GS Mortgage Securities Trust(a)                                        3.68            2/10/2046          5,014
      5,000   GS Mortgage Securities Trust                                           4.24            8/10/2046          5,291
      6,000   GS Mortgage Securities Trust                                           3.76            7/10/2048          6,208
     15,000   J.P. Morgan Chase Commercial Mortgage
                Securities Trust(a)                                                  5.66(e)        11/15/2043         15,710
      5,697   J.P. Morgan Chase Commercial Mortgage
                Securities Trust                                                     4.82(e)         5/15/2045          5,972
     10,000   J.P. Morgan Chase Commercial Mortgage
                Securities Trust                                                     4.27            6/15/2045         10,400
      9,000   J.P. Morgan Chase Commercial Mortgage
                Securities Trust                                                     4.44(e)         2/15/2047          9,469

================================================================================

6  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$     4,931   J.P. Morgan Chase Commercial Mortgage
                Securities Trust                                                     5.37%           5/15/2047     $    4,939
      2,750   Morgan Stanley Capital I, Inc.(a)                                      5.20(e)         6/15/2044          2,825
      3,000   Morgan Stanley Capital I, Inc.                                         3.77            3/15/2045          3,043
      3,200   Morgan Stanley Capital I, Inc.                                         3.46            5/15/2046          3,191
      7,000   Morgan Stanley Capital I, Inc.                                         4.03(e)         5/15/2048          7,127
      9,375   UBS Commercial Mortgage Trust                                          4.17            5/10/2045          9,708
     15,000   UBS Commercial Mortgage Trust                                          4.82            5/10/2045         15,930
      2,313   UBS-Barclays Commercial Mortgage Trust(a)                              4.18            5/10/2063          2,379
      1,500   WF-RBS Commercial Mortgage Trust(a)                                    5.25(e)         6/15/2044          1,590
      5,000   WF-RBS Commercial Mortgage Trust                                       3.35            5/15/2045          4,983
     10,000   WF-RBS Commercial Mortgage Trust                                       4.09(e)         6/15/2045         10,286
      5,000   WF-RBS Commercial Mortgage Trust                                       3.24           12/15/2045          4,943
     20,000   WF-RBS Commercial Mortgage Trust                                       3.65           12/15/2046         20,418
                                                                                                                   ----------
                                                                                                                      374,911
                                                                                                                   ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE BACKED SECURITIES (0.4%)
     36,807   Commercial Mortgage Trust(f)                                           1.88(e)         5/15/2045          2,396
     62,646   Commercial Mortgage Trust(f)                                           1.80(e)        10/15/2045          3,904
     66,610   Freddie Mac(+)                                                         1.55(e)        10/25/2018            526
     65,425   Freddie Mac(+)                                                         1.50(e)         3/25/2019            835
     58,013   Freddie Mac(+)                                                         1.37(e)         1/25/2022          2,506
     91,971   Freddie Mac(+)                                                         1.42(e)         5/25/2022          4,595
     70,218   Freddie Mac(+)                                                         1.46(e)         6/25/2022          3,688
     68,529   Freddie Mac(+)                                                         0.87(e)        10/25/2022          2,295
     93,732   Freddie Mac(+)                                                         1.01(e)        11/25/2022          3,679
    190,667   GS Mortgage Securities Trust(a),(f)                                    0.21(e)         5/03/2032          3,412
     27,706   GS Mortgage Securities Trust(f)                                        2.22(e)         5/10/2045          1,656
     51,762   UBS Commercial Mortgage Trust(a),(f)                                   2.08(e)         5/10/2045          3,652
     27,411   WF Commercial Mortgage Trust(a),(f)                                    1.80(e)        10/15/2045          1,846
                                                                                                                   ----------
                                                                                                                       34,990
                                                                                                                   ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.0%)
      3,500   Fannie Mae(+)                                                          2.79(e)         2/25/2027          3,426
      2,500   Fannie Mae(+)                                                          2.96(e)         2/25/2027          2,468
      9,500   Fannie Mae(+)                                                          3.17            3/25/2027          9,436
     10,000   Freddie Mac(+)                                                         3.02            1/25/2025         10,071
     17,000   Freddie Mac(+)                                                         2.77            5/25/2025         16,823
      8,000   Freddie Mac(+)                                                         3.01            7/25/2025          8,037
     10,000   Freddie Mac(+)                                                         2.59            5/25/2026          9,619
      7,500   Freddie Mac(+)                                                         3.29(e)         3/25/2029          7,556
      4,855   Freddie Mac(+)                                                         3.12(e)        10/25/2031          4,772
      3,500   Freddie Mac(+)                                                         1.60            8/15/2051          3,401
                                                                                                                   ----------
                                                                                                                       75,609
                                                                                                                   ----------
              Total Financials                                                                                        485,510
                                                                                                                   ----------
              Total Commercial Mortgage Securities (cost: $482,521)                                                   485,510
                                                                                                                   ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (48.3%)

              CONSUMER DISCRETIONARY (3.0%)
              -----------------------------
              APPAREL RETAIL (0.2%)
$    10,000   L Brands, Inc.                                                         5.62%           2/15/2022     $   10,586
      5,000   Mens Wearhouse, Inc.(g)                                                5.00            6/18/2021          4,981
                                                                                                                   ----------
                                                                                                                       15,567
                                                                                                                   ----------
              AUTOMOBILE MANUFACTURERS (0.3%)
     10,000   Ford Motor Co.                                                         4.35           12/08/2026         10,120
     15,000   Hyundai Capital America(a)                                             3.25            9/20/2022         14,839
                                                                                                                   ----------
                                                                                                                       24,959
                                                                                                                   ----------
              AUTOMOTIVE RETAIL (0.3%)
     15,048   Advance Auto Parts                                                     4.50           12/01/2023         15,667
      5,000   Autozone, Inc.                                                         3.75            6/01/2027          5,013
                                                                                                                   ----------
                                                                                                                       20,680
                                                                                                                   ----------
              BROADCASTING (0.3%)
     15,000   Discovery Communications, LLC                                          3.95            3/20/2028         14,657
      5,000   Sirius XM Radio, Inc.(a)                                               5.38            7/15/2026          5,131
                                                                                                                   ----------
                                                                                                                       19,788
                                                                                                                   ----------
              CABLE & SATELLITE (0.8%)
      5,000   CCO Holdings, LLC / CCO Holdings
                Capital Corp.(a)                                                     5.75            2/15/2026          5,187
     20,000   Charter Communications Operating, LLC                                  6.39           10/23/2035         23,296
      2,442   CSC Holdings, LLC 1 mo. LIBOR + 2.25%(g)                               3.81            7/17/2025          2,450
      3,000   CSC Holdings, LLC(a)                                                   5.50            4/15/2027          3,045
     10,000   NBC Universal Enterprise, Inc.(a)                                      1.97            4/15/2019          9,960
     10,000   NBC Universal Media, LLC                                               5.15            4/30/2020         10,583
     10,000   Time Warner Cable, Inc.                                                6.75            7/01/2018         10,183
                                                                                                                   ----------
                                                                                                                       64,704
                                                                                                                   ----------
              CASINOS & GAMING (0.0%)
      3,000   International Game Technology(a)                                       6.50            2/15/2025          3,353
                                                                                                                   ----------
              DEPARTMENT STORES (0.1%)
      3,887   J.C. Penney Co., Inc. 3 mo. LIBOR+ 4.25%(g)                            5.73            6/23/2023          3,762
                                                                                                                   ----------
              HOME FURNISHINGS (0.0%)
        539   Serta Simmons Bedding, LLC 3 mo.
                LIBOR + 3.50%(g)                                                     4.90           11/08/2023            529
      1,936   Serta Simmons Bedding, LLC 3 mo.
                LIBOR + 3.50%(g)                                                     5.19           11/08/2024          1,901
                                                                                                                   ----------
                                                                                                                        2,430
                                                                                                                   ----------

================================================================================

8  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              HOMEBUILDING (0.2%)
$     4,000   KB Home                                                                7.62%           5/15/2023     $    4,580
      5,000   Lennar Corp.                                                           4.50           11/15/2019          5,131
      5,000   Lennar Corp.                                                           4.13            1/15/2022          5,077
      4,000   Lennar Corp.                                                           4.87           12/15/2023          4,165
                                                                                                                   ----------
                                                                                                                       18,953
                                                                                                                   ----------
              HOTELS, RESORTS & CRUISE LINES (0.2%)
      5,000   Hilton Worldwide Finance, LLC / Hilton Worldwide
               Finance Corp.                                                         4.87            4/01/2027          5,125
      5,000   Hyatt Hotels Corp.                                                     3.38            7/15/2023          5,024
      3,000   Royal Caribbean Cruises Ltd.                                           5.25           11/15/2022          3,257
                                                                                                                   ----------
                                                                                                                       13,406
                                                                                                                   ----------
              HOUSEWARES & SPECIALTIES (0.1%)
      7,500   Newell Brands, Inc.                                                    3.85            4/01/2023          7,651
                                                                                                                   ----------
              INTERNET & DIRECT MARKETING RETAIL (0.2%)
     12,000   Amazon.com, Inc.(a)                                                    3.87            8/22/2037         12,401
      4,000   QVC, Inc.                                                              3.13            4/01/2019          4,008
                                                                                                                   ----------
                                                                                                                       16,409
                                                                                                                   ----------
              MOVIES & ENTERTAINMENT (0.1%)
      2,235   Metropolitan Opera Association, Inc.                                   2.14           10/01/2018          2,226
      2,285   Metropolitan Opera Association, Inc.                                   2.40           10/01/2019          2,275
                                                                                                                   ----------
                                                                                                                        4,501
                                                                                                                   ----------
              PUBLISHING (0.0%)
      3,448   McGraw-Hill Global Education Intermediate
                Holdings, LLC 1 mo. LIBOR + 4.00%(g)                                 5.57            5/04/2022          3,449
                                                                                                                   ----------
              RESTAURANTS (0.1%)
      2,716   1011778 B.C. Unlimited Liability Co. 1 mo.
               LIBOR + 2.25%(g)                                                      3.82            2/16/2024          2,735
      1,746   1011778 B.C. Unlimited Liability Co. 3 mo.
               LIBOR + 2.25%(g)                                                      3.94            2/16/2024          1,758
      1,167   Aramark Services, Inc. 1 mo.
               LIBOR + 2.00%(g)                                                      3.57            3/11/2025          1,178
                                                                                                                   ----------
                                                                                                                        5,671
                                                                                                                   ----------
              SPECIALTY STORES (0.1%)
      7,572   Harbor Freight Tools USA, Inc. 1 mo.
               LIBOR + 2.50%(g)                                                      4.07            8/18/2023          7,615
                                                                                                                   ----------
              Total Consumer Discretionary                                                                            232,898
                                                                                                                   ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (2.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
$     4,000   Bunge Ltd. Finance Corp.                                               8.50%           6/15/2019     $    4,312
      2,000   Bunge Ltd. Finance Corp.                                               3.25            8/15/2026          1,897
                                                                                                                   ----------
                                                                                                                        6,209
                                                                                                                   ----------
              DRUG RETAIL (0.3%)
      6,531   CVS Pass-Through Trust                                                 6.03           12/10/2028          7,208
      4,008   CVS Pass-Through Trust(a)                                              7.51            1/10/2032          4,847
      4,202   CVS Pass-Through Trust(a)                                              5.93            1/10/2034          4,689
     10,000   Walgreens Boots Alliance, Inc.                                         3.80           11/18/2024         10,151
                                                                                                                   ----------
                                                                                                                       26,895
                                                                                                                   ----------
              FOOD RETAIL (0.1%)
      1,975   Albertson's, LLC 3 mo. LIBOR + 3.00%(g)                                4.68           12/21/2022          1,967
      4,101   Albertson's, LLC 3 mo. LIBOR + 3.00%(g)                                4.46            6/22/2023          4,083
                                                                                                                   ----------
                                                                                                                        6,050
                                                                                                                   ----------
              HOUSEHOLD PRODUCTS (0.2%)
      4,875   Energizer Holdings, Inc. 1 mo.
                LIBOR + 2.00%(g)                                                     3.63            6/30/2022          4,899
     10,000   SC Johnson & Son, Inc.(a)                                              4.35            9/30/2044         10,463
                                                                                                                   ----------
                                                                                                                       15,362
                                                                                                                   ----------
              HYPERMARKETS & SUPER CENTERS (0.2%)
     20,000   Costco Wholesale Corp.                                                 1.70           12/15/2019         19,792
                                                                                                                   ----------
              PACKAGED FOODS & MEATS (0.9%)
     10,000   Flowers Foods, Inc.                                                    3.50           10/01/2026          9,711
     10,000   J.M. Smucker Co.                                                       3.50           10/15/2021         10,252
      5,000   J.M. Smucker Co.                                                       4.25            3/15/2035          5,170
      2,978   JBS USA, LLC 3 mo. LIBOR + 2.50%(g)                                    4.10           10/30/2022          2,961
     10,000   Kraft Heinz Foods Co.                                                  3.50            6/06/2022         10,121
     13,899   Kraft Heinz Foods Co.(a)                                               4.87            2/15/2025         14,622
     10,000   Kraft Heinz Foods Co.                                                  3.95            7/15/2025         10,140
      3,500   Mead Johnson Nutrition Co.                                             4.13           11/15/2025          3,647
                                                                                                                   ----------
                                                                                                                       66,624
                                                                                                                   ----------
              SOFT DRINKS (0.1%)
      5,000   PepsiCo, Inc.                                                          4.25           10/22/2044          5,388
                                                                                                                   ----------
              TOBACCO (0.1%)
     10,000   Reynolds American, Inc.                                                4.00            6/12/2022         10,339
                                                                                                                   ----------
              Total Consumer Staples                                                                                  156,659
                                                                                                                   ----------

================================================================================

10  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              ENERGY (6.4%)
              -------------
              COAL & CONSUMABLE FUELS (0.0%)
$     2,347   Peabody Energy Corp. 1 mo. LIBOR + 3.50%(g)                            5.07%           3/31/2022     $    2,383
                                                                                                                   ----------
              INTEGRATED OIL & GAS (0.5%)
     15,000   Chevron Corp.                                                          2.95            5/16/2026         14,702
     10,000   ConocoPhillips Co.                                                     4.15           11/15/2034         10,679
     10,000   Occidental Petroleum Corp.                                             3.40            4/15/2026         10,092
      5,000   Occidental Petroleum Corp.                                             3.00            2/15/2027          4,878
                                                                                                                   ----------
                                                                                                                       40,351
                                                                                                                   ----------
              OIL & GAS DRILLING (0.4%)
      3,000   Nabors Industries, Inc.                                                9.25            1/15/2019          3,165
      7,000   Nabors Industries, Inc.                                                4.63            9/15/2021          6,877
     10,000   Noble Holding International Ltd.(h)                                    4.90            8/01/2020         10,250
      5,000   Rowan Companies, Inc.                                                  4.87            6/01/2022          4,875
      5,000   Rowan Companies, Inc.                                                  4.75            1/15/2024          4,575
                                                                                                                   ----------
                                                                                                                       29,742
                                                                                                                   ----------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
     20,000   Halliburton Co.                                                        3.80           11/15/2025         20,499
     15,000   Schlumberger Holdings Corp.(a)                                         4.00           12/21/2025         15,598
      5,000   Weatherford Bermuda                                                    9.63            3/01/2019          5,375
      5,000   Weatherford Bermuda(h)                                                 4.50            4/15/2022          4,750
                                                                                                                   ----------
                                                                                                                       46,222
                                                                                                                   ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.0%)
      4,605   Chesapeake Energy Corp.(a)                                             8.00           12/15/2022          4,956
     10,000   ConocoPhillips Co.                                                     4.95            3/15/2026         11,159
     15,000   EOG Resources, Inc.                                                    3.90            4/01/2035         15,291
      4,000   EQT Corp.                                                              8.12            6/01/2019          4,275
      7,500   Hess Corp.                                                             4.30            4/01/2027          7,554
      5,000   Murphy Oil Corp.                                                       5.75            8/15/2025          5,138
      6,730   Newfield Exploration Co.                                               5.63            7/01/2024          7,235
      5,000   Newfield Exploration Co.                                               5.38            1/01/2026          5,306
      5,000   QEP Resources, Inc.(h)                                                 6.87            3/01/2021          5,425
      2,000   Southwestern Energy Co.                                                6.70            1/23/2025          2,045
      7,000   Southwestern Energy Co.                                                7.50            4/01/2026          7,333
                                                                                                                   ----------
                                                                                                                       75,717
                                                                                                                   ----------
              OIL & GAS REFINING & MARKETING (0.5%)
     14,000   EnLink Midstream Partners, LP                                          4.15            6/01/2025         14,046
      5,000   EnLink Midstream Partners, LP                                          4.85            7/15/2026          5,200
     10,000   Marathon Petroleum Corp.                                               4.75            9/15/2044         10,635
     10,000   Phillips 66                                                            4.65           11/15/2034         10,965
                                                                                                                   ----------
                                                                                                                       40,846
                                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (3.4%)
$    15,000   Boardwalk Pipelines, LP                                                4.95%          12/15/2024     $   15,793
     10,000   Boardwalk Pipelines, LP                                                4.45            7/15/2027         10,074
     10,000   Buckeye Partners, LP                                                   2.65           11/15/2018         10,022
     10,000   Buckeye Partners, LP                                                   5.60           10/15/2044         10,585
     15,000   Columbia Pipeline Group Co.                                            4.50            6/01/2025         15,850
     15,000   DCP Midstream Operating, LP 3 mo.
                LIBOR + 3.85%(a)                                                     5.85(b)         5/21/2043         14,531
      9,307   Enable Oklahoma Intrastate
               Transmission, LLC(a)                                                  6.25            3/15/2020          9,855
      4,000   Enbridge Energy Partners, LP 3 mo.
                LIBOR + 3.798%                                                       5.49(b)        10/01/2077          4,015
      3,000   Energy Transfer, LP                                                    9.00            4/15/2019          3,225
      7,000   Energy Transfer, LP                                                    5.20            2/01/2022          7,454
      5,000   Energy Transfer, LP                                                    4.75            1/15/2026          5,184
     17,010   Energy Transfer, LP 3 mo.
                LIBOR+ 3.018%                                                        4.79(b)        11/01/2066         15,309
      5,000   Enterprise Products Operating, LLC                                     3.90            2/15/2024          5,175
      9,250   Enterprise Products Operating, LLC 3 mo.
                LIBOR + 2.68%                                                        7.03(b)         1/15/2068          9,354
      6,437   EQT Midstream Partners, LP                                             4.00            8/01/2024          6,436
     14,000   EQT Midstream Partners, LP                                             4.13           12/01/2026         13,825
     10,000   Florida Gas Transmission Co.(a)                                        5.45            7/15/2020         10,611
      7,500   MPLX, LP                                                               4.00            2/15/2025          7,591
      6,067   Northwest Pipeline, LLC(a)                                             4.00            4/01/2027          6,113
     10,000   ONEOK Partners, LP                                                     4.90            3/15/2025         10,687
      3,000   Plains All American Pipeline, LP                                       3.85           10/15/2023          3,004
      5,000   Questar Pipeline Co.                                                   5.83            2/01/2018          5,000
      7,000   Regency Energy Partners                                                4.50           11/01/2023          7,187
      7,000   Sabine Pass Liquefaction, LLC                                          5.62            2/01/2021          7,460
      5,000   Spectra Energy Partners, LP                                            3.38           10/15/2026          4,881
     10,000   TC PipeLines, LP                                                       4.65            6/15/2021         10,328
      3,000   Transcontinental Gas Pipe Line Co., LLC                                7.85            2/01/2026          3,805
     10,000   Western Gas Partners, LP                                               5.38            6/01/2021         10,553
      6,250   Western Gas Partners, LP                                               4.65            7/01/2026          6,449
     15,000   Williams Companies, Inc.                                               4.55            6/24/2024         15,469
                                                                                                                   ----------
                                                                                                                      265,825
                                                                                                                   ----------
              Total Energy                                                                                            501,086
                                                                                                                   ----------
              FINANCIALS (14.4%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
     10,000   Ares Capital Corp.                                                     4.87           11/30/2018         10,194
     10,000   Ares Capital Corp.                                                     3.50            2/10/2023          9,755
      5,000   Ares Capital Corp.                                                     4.25            3/01/2025          4,946

================================================================================

12  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$     5,000   Main Street Capital Corp.                                              4.50%          12/01/2019     $    5,049
      4,500   Main Street Capital Corp.                                              4.50           12/01/2022          4,509
     10,000   Prospect Capital Corp.                                                 5.00            7/15/2019         10,179
     15,000   State Street Corp. 3 mo. LIBOR + 1.00%                                 2.59(b)         6/01/2077         13,507
                                                                                                                   ----------
                                                                                                                       58,139
                                                                                                                   ----------
              CONSUMER FINANCE (0.8%)
      5,000   Capital One Bank USA, N.A.                                             3.37            2/15/2023          4,978
     20,000   Capital One Financial Corp.                                            4.75            7/15/2021         21,129
     10,000   Capital One Financial Corp.                                            3.75            4/24/2024         10,158
     15,000   Capital One Financial Corp.                                            3.75            3/09/2027         14,929
     10,000   Citizens Bank, N.A.                                                    2.45           12/04/2019          9,957
                                                                                                                   ----------
                                                                                                                       61,151
                                                                                                                   ----------
              DIVERSIFIED BANKS (1.8%)
      3,000   Bank of America Corp. 3 mo. LIBOR + 3.63%                              5.40(b)                 -(i)       3,044
      4,864   Bank of America Corp.                                                  4.00            4/01/2024          5,056
     10,000   Bank of America Corp.                                                  4.20            8/26/2024         10,382
      5,000   Bank of America Corp.                                                  3.95            4/21/2025          5,093
      8,000   Bank of America Corp. 3 mo.
                LIBOR + 1.512%                                                       3.70(b)         4/24/2028          8,089
      4,383   Bank of America Corp. 3 mo.
                LIBOR + 1.04%(a),(j)                                                 3.42(b)        12/20/2028          4,314
     20,000   Citigroup, Inc.                                                        4.40            6/10/2025         20,804
      5,000   Citigroup, Inc.                                                        4.45            9/29/2027          5,220
     10,000   Citigroup, Inc. 3 mo. LIBOR + 1.39%                                    3.67(b)         7/24/2028         10,029
     20,000   JPMorgan Chase & Co.                                                   2.95           10/01/2026         19,230
      5,000   JPMorgan Chase & Co.                                                   4.25           10/01/2027          5,222
      5,000   U.S. Bancorp                                                           3.10            4/27/2026          4,881
     16,800   USB Realty Corp. 3 mo.
                LIBOR + 1.147%(a)                                                    2.87(b)                 -(i)      15,183
     20,000   Wells Fargo & Co.                                                      3.00           10/23/2026         19,368
                                                                                                                   ----------
                                                                                                                      135,915
                                                                                                                   ----------
              FINANCIAL EXCHANGES & DATA (0.3%)
     15,000   Intercontinental Exchange, Inc.                                        3.10            9/15/2027         14,687
     10,000   S&P Global, Inc.                                                       4.00            6/15/2025         10,412
                                                                                                                   ----------
                                                                                                                       25,099
                                                                                                                   ----------
              INVESTMENT BANKING & BROKERAGE (0.1%)
     10,000   Morgan Stanley                                                         4.88           11/01/2022         10,677
                                                                                                                   ----------
              LIFE & HEALTH INSURANCE (2.0%)
     20,000   Athene Global Funding(a),(h)                                           3.00            7/01/2022         19,594
      8,000   Athene Holding Ltd.                                                    4.13            1/12/2028          7,911
     10,000   Global Atlantic Financial Co.(a)                                       8.62            4/15/2021         11,486
     10,000   Jackson National Life Global Funding(a)                                2.50            6/27/2022          9,739

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$    20,000   Jackson National Life Global Funding(a)                                3.25%           1/30/2024     $   19,862
     10,000   Lincoln National Corp.                                                 4.20            3/15/2022         10,382
     15,000   Lincoln National Corp. 3 mo. LIBOR + 2.358%                            3.78(b)         5/17/2066         14,456
     10,000   MetLife, Inc.                                                          4.13            8/13/2042         10,091
      4,000   Ohio National Financial Services, Inc.(a)                              6.37            4/30/2020          4,284
      5,000   Ohio National Financial Services, Inc.(a)                              6.62            5/01/2031          5,998
     10,000   Primerica, Inc.                                                        4.75            7/15/2022         10,600
     10,000   Prudential Financial, Inc. 3 mo. LIBOR + 3.92%                         5.62(b)         6/15/2043         10,889
     17,050   StanCorp Financial Group, Inc.                                         5.00            8/15/2022         18,068
      5,000   TIAA Asset Management Finance Co., LLC(a)                              4.13           11/01/2024          5,196
                                                                                                                   ----------
                                                                                                                      158,556
                                                                                                                   ----------
              MULTI-LINE INSURANCE (1.5%)
     10,000   American International Group, Inc.                                     3.87            1/15/2035          9,740
     11,500   Genworth Holdings, Inc. 3 mo.
                LIBOR + 2.003%(h)                                                    3.42(b)        11/15/2066          5,121
     14,000   Hartford Financial Services Group, Inc.
                3 mo. LIBOR + 2.125%(a)                                              3.54(b)         2/12/2067         13,719
     25,500   Kemper Corp.                                                           4.35            2/15/2025         25,530
     10,000   Loews Corp.                                                            2.63            5/15/2023          9,767
      5,000   Loews Corp.                                                            3.75            4/01/2026          5,110
     10,000   MassMutual Global Funding II(a)                                        3.60            4/09/2024         10,285
     10,000   MassMutual Global Funding II(a)                                        2.75            6/22/2024          9,780
     29,505   Nationwide Mutual Insurance Co.
                3 mo. LIBOR + 2.29%(a)                                               3.88(b)        12/15/2024         29,426
                                                                                                                   ----------
                                                                                                                      118,478
                                                                                                                   ----------
              MULTI-SECTOR HOLDINGS (0.1%)
     10,000   Berkshire Hathaway Finance Corp.                                       1.30            5/15/2018          9,981
                                                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (1.4%)
      5,000   Allstate Corp. 3 mo. LIBOR + 2.938%                                    5.75(b)         8/15/2053          5,450
     10,000   AmTrust Financial Services, Inc.                                       6.12            8/15/2023          9,750
     18,050   Chubb Corp. 3 mo. LIBOR + 2.25%                                        3.97(b)         3/29/2067         18,028
     15,000   Chubb INA Holdings, Inc.                                               3.35            5/15/2024         15,152
     13,086   Hanover Insurance Group, Inc.                                          4.50            4/15/2026         13,432
      7,500   Mercury General Corp.                                                  4.40            3/15/2027          7,571
     19,300   Oil Insurance Ltd. 3 mo. LIBOR + 2.982%(a)                             4.68(b)                 -(i)      18,769
     10,000   Old Republic International Corp.                                       3.88            8/26/2026          9,890
     10,000   ProAssurance Corp.                                                     5.30           11/15/2023         10,686
                                                                                                                   ----------
                                                                                                                      108,728
                                                                                                                   ----------
              REGIONAL BANKS (4.5%)
      5,000   AmSouth Bancorp.                                                       6.75           11/01/2025          5,794
     15,000   Banc of California, Inc.                                               5.25            4/15/2025         15,239
      5,000   Bank of the Ozarks, Inc. 3 mo. LIBOR + 4.425%                          5.50(b)         7/01/2026          5,209


================================================================================

14  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$     5,000   BankUnited, Inc.                                                       4.88%          11/17/2025     $    5,234
     15,000   Citizens Financial Group, Inc.(a)                                      4.15            9/28/2022         15,323
      5,500   Citizens Financial Group, Inc.                                         3.75            7/01/2024          5,474
      8,000   CoBiz Financial, Inc. 3 mo. LIBOR+ 3.17%                               5.62(b)         6/25/2030          8,480
     20,000   Compass Bank                                                           3.88            4/10/2025         19,886
      3,500   Cullen/Frost Bankers, Inc.                                             4.50            3/17/2027          3,590
     10,000   Cullen/Frost Capital Trust II 3 mo.
                LIBOR + 1.55%                                                        3.03(b)         3/01/2034          8,955
     10,000   Eagle Bancorp, Inc. 3 mo. LIBOR + 3.85%                                5.00(b)         8/01/2026         10,065
      5,000   Fifth Third Bancorp                                                    2.30            3/01/2019          4,990
     10,000   Fifth Third Bank                                                       3.85            3/15/2026         10,105
      3,500   First Maryland Capital Trust I 3 mo.
               LIBOR + 1.00%                                                         2.72(b)         1/15/2027          3,347
     10,000   First Niagara Financial Group, Inc.                                    7.25           12/15/2021         11,412
     10,000   First Republic Bank                                                    2.38            6/17/2019          9,960
     10,000   FirstMerit Bank, N.A.                                                  4.27           11/25/2026         10,239
      3,250   Fulton Financial Corp.                                                 3.60            3/16/2022          3,222
     10,000   Fulton Financial Corp.                                                 4.50           11/15/2024         10,239
      5,000   Hilltop Holdings, Inc.                                                 5.00            4/15/2025          5,062
      5,000   Home Bancshares, Inc. 3 mo. LIBOR + 3.575%                             5.62(b)         4/15/2027          5,220
     10,000   Huntington Bancshares, Inc.                                            4.35            2/04/2023         10,313
     20,000   Key Bank N.A.                                                          3.40            5/20/2026         19,682
      5,000   LegacyTexas Financial Group 3 mo.
                LIBOR + 3.89%                                                        5.50(b)        12/01/2025          5,068
      5,000   Manufacturers & Traders Trust Co.                                      3.40            8/17/2027          4,970
      4,417   MB Financial Bank, N.A. 3 mo.
                LIBOR + 1.873%(j)                                                    4.00(b)        12/01/2027          4,416
     20,000   MUFG Americas Holdings Corp.                                           3.00            2/10/2025         19,518
     10,000   MUFG Union Bank, N.A.                                                  2.25            5/06/2019          9,974
     22,685   People's United Financial, Inc.                                        3.65           12/06/2022         23,072
      7,000   PNC Bank, N.A.                                                         4.20           11/01/2025          7,391
     10,000   PNC Financial Services                                                 2.85           11/09/2022          9,916
      5,000   PNC Financial Services                                                 3.15            5/19/2027          4,898
     10,000   Santander Holdings USA, Inc.                                           2.65            4/17/2020          9,973
      5,818   Santander Holdings USA, Inc.(a)                                        4.40            7/13/2027          5,924
      5,000   Sterling National Bank 3 mo.
                LIBOR + 3.937%                                                       5.25(b)         4/01/2026          5,061
      6,021   Susquehanna Bancshares, Inc.                                           5.37            8/15/2022          6,530
     10,000   TCF National Bank                                                      6.25            6/08/2022         10,748
      4,062   Townebank/Portsmouth VA 3 mo.
                LIBOR + 2.55%                                                        4.50(b)         7/30/2027          4,164
     10,000   Union Bankshares Corp. 3 mo. LIBOR + 3.175%                            5.00(b)        12/15/2026         10,380
      5,000   Webster Financial Corp.                                                4.38            2/15/2024          5,078
                                                                                                                   ----------
                                                                                                                      354,121
                                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              REINSURANCE (0.1%)
$    10,000   Alterra Finance, LLC                                                   6.25%           9/30/2020     $   10,805
                                                                                                                   ----------
              REITS - HEALTH CARE (0.1%)
     10,000   Welltower, Inc.                                                        6.12            4/15/2020         10,724
                                                                                                                   ----------
              REITS - MORTGAGE (0.0%)
      2,500   Starwood Property Trust, Inc.(a)                                       3.63            2/01/2021          2,509
                                                                                                                   ----------
              REITS - OFFICE (0.1%)
      5,000   Alexandria Real Estate Equities, Inc.                                  4.60            4/01/2022          5,256
                                                                                                                   ----------
              REITS - RESIDENTIAL (0.1%)
      7,000   UDR, Inc.                                                              4.63            1/10/2022          7,366
                                                                                                                   ----------
              REITS - SPECIALIZED (0.1%)
      4,000   EPR Properties(k)                                                      7.75            7/15/2020          4,475
                                                                                                                   ----------
              SPECIALIZED FINANCE (0.2%)
     15,000   National Rural Utilities Cooperative Finance
               Corp. 3 mo. LIBOR + 7.50%                                             4.75(b)         4/30/2043         15,660
                                                                                                                   ----------
              THRIFTS & MORTGAGE FINANCE (0.4%)
      5,000   Astoria Financial Corp.                                                3.50            6/08/2020          5,020
     10,000   EverBank Financial Corp.                                               5.75            7/02/2025         11,015
     10,000   Flagstar Bancorp, Inc.                                                 6.12            7/15/2021         10,554
                                                                                                                   ----------
                                                                                                                       26,589
                                                                                                                   ----------
              Total Financials                                                                                      1,124,229
                                                                                                                   ----------
              HEALTH CARE (2.7%)
              ------------------
              BIOTECHNOLOGY (0.5%)
      5,000   AbbVie, Inc.                                                           3.20           11/06/2022          5,018
     10,000   AbbVie, Inc.                                                           3.60            5/14/2025         10,108
     15,000   Baxalta, Inc.                                                          4.00            6/23/2025         15,268
     10,000   Gilead Sciences, Inc.                                                  3.65            3/01/2026         10,236
                                                                                                                   ----------
                                                                                                                       40,630
                                                                                                                   ----------
              HEALTH CARE EQUIPMENT (0.6%)
     10,000   Becton Dickinson & Co.(a)                                              3.00            5/15/2026         10,018
     10,000   Becton Dickinson & Co.                                                 3.70            6/06/2027          9,871
     10,000   Covidien International Finance S.A.                                    2.95            6/15/2023          9,945
     10,000   Medtronic, Inc.                                                        4.38            3/15/2035         10,985
      2,000   Teleflex, Inc.                                                         4.87            6/01/2026          2,048
                                                                                                                   ----------
                                                                                                                       42,867
                                                                                                                   ----------
              HEALTH CARE FACILITIES (0.6%)
      5,000   HCA, Inc.                                                              5.00            3/15/2024          5,219
     15,000   HCA, Inc.                                                              5.25            4/15/2025         15,775

================================================================================

16  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$     2,500   HCA, Inc.                                                              4.50%           2/15/2027     $    2,497
      3,900   Northwell Healthcare, Inc.                                             3.39           11/01/2027          3,786
     10,000   Premier Health Partners                                                2.91           11/15/2026          9,361
      8,500   SSM Health Care                                                        3.83            6/01/2027          8,656
      2,000   Tenet Healthcare Corp.                                                 4.50            4/01/2021          2,020
      1,000   Vanderbilt University Medical Center                                   4.17            7/01/2037          1,008
                                                                                                                   ----------
                                                                                                                       48,322
                                                                                                                   ----------
              HEALTH CARE SERVICES (0.2%)
     15,000   Express Scripts Holding Co.                                            3.40            3/01/2027         14,513
                                                                                                                   ----------
              MANAGED HEALTH CARE (0.2%)
     10,000   Cigna Corp.                                                            3.05           10/15/2027          9,550
      5,000   UnitedHealth Group, Inc.                                               3.10            3/15/2026          4,931
                                                                                                                   ----------
                                                                                                                       14,481
                                                                                                                   ----------
              PHARMACEUTICALS (0.6%)
     15,000   Actavis Funding SCS                                                    3.80            3/15/2025         15,084
     20,000   Mallinckrodt International Finance S.A.(h)                             4.75            4/15/2023         16,500
      5,000   Mylan N.V.                                                             3.75           12/15/2020          5,106
      5,000   Mylan N.V.                                                             3.95            6/15/2026          4,978
      5,000   Valeant Pharmaceuticals International, Inc.(a)                         6.75            8/15/2021          4,962
                                                                                                                   ----------
                                                                                                                       46,630
                                                                                                                   ----------
              Total Health Care                                                                                       207,443
                                                                                                                   ----------
              INDUSTRIALS (5.1%)
              ------------------
              AEROSPACE & DEFENSE (0.5%)
     17,750   Arconic, Inc.                                                          5.13           10/01/2024         18,826
     10,000   Lockheed Martin Corp.                                                  3.60            3/01/2035          9,975
     10,000   Raytheon Co.                                                           4.20           12/15/2044         10,906
                                                                                                                   ----------
                                                                                                                       39,707
                                                                                                                   ----------
              AIR FREIGHT & LOGISTICS (0.1%)
     10,000   FedEx Corp.                                                            3.90            2/01/2035         10,029
                                                                                                                   ----------
              AIRLINES (1.7%)
      8,307   American Airlines, Inc. Pass-Through Trust                             3.70            4/01/2028          8,400
      9,290   American Airlines, Inc. Pass-Through Trust                             4.00            3/22/2029          9,513
      5,000   American Airlines, Inc. Pass-Through Trust                             4.00            8/15/2030          5,123
     10,000   American Airlines, Inc. Pass-Through Trust                             3.60            4/15/2031          9,950
         39   Continental Airlines, Inc. Pass-Through Trust                          7.87            1/02/2020             40
      1,906   Continental Airlines, Inc. Pass-Through Trust                          5.50            4/29/2022          1,992
      7,785   Continental Airlines, Inc. Pass-Through Trust                          4.15           10/11/2025          8,123
      3,987   Continental Airlines, Inc. Pass-Through Trust                          4.00            4/29/2026          4,141
      8,033   Delta Air Lines Pass-Through Trust                                     3.87            1/30/2029          8,229
     13,590   Hawaiian Airlines, Inc. Pass-Through Trust                             3.90            7/15/2027         13,849

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$    13,453   Spirit Airlines Pass Through Trust                                    4.10%           10/01/2029     $   13,855
     10,000   Spirit Airlines Pass Through Trust                                    3.38             8/15/2031          9,772
      7,000   United Airlines, Inc. Pass-Through Trust                              3.70             6/01/2024          7,133
      4,262   United Airlines, Inc. Pass-Through Trust                              4.30             2/15/2027          4,485
     17,706   United Airlines, Inc. Pass-Through Trust                              3.75             3/03/2028         18,073
      2,902   US Airways Group, Inc. Pass-Through Trust                             6.25            10/22/2024          3,189
      7,727   US Airways Group, Inc. Pass-Through Trust                             3.95             5/15/2027          7,983
                                                                                                                   ----------
                                                                                                                      133,850
                                                                                                                   ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
      4,875   Terex Corp. 3 mo. LIBOR + 2.25%(g)                                    3.94             1/31/2024          4,916
     10,000   Wabtec Corp.                                                          3.45            11/15/2026          9,606
                                                                                                                   ----------
                                                                                                                       14,522
                                                                                                                   ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
     15,000   Eaton Corp.                                                           2.75            11/02/2022         14,862
     10,000   Eaton Corp.                                                           3.10             9/15/2027          9,657
     10,000   Hubbell, Inc.                                                         3.35             3/01/2026          9,953
      5,000   Hubbell, Inc.                                                         3.50             2/15/2028          4,972
                                                                                                                   ----------
                                                                                                                       39,444
                                                                                                                   ----------
              INDUSTRIAL CONGLOMERATES (0.4%)
     15,000   General Electric Capital Corp. / LJ VP
                Holdings, LLC(a)                                                    3.80             6/18/2019         15,278
     11,842   General Electric Co. 3 mo. LIBOR+ 3.33%                               5.00(b)                  -(i)      12,005
                                                                                                                   ----------
                                                                                                                       27,283
                                                                                                                   ----------
              INDUSTRIAL MACHINERY (0.3%)
      5,000   Hillenbrand, Inc.(h)                                                  5.50             7/15/2020          5,288
      1,500   Ingersoll-Rand Co.                                                    9.00             8/15/2021          1,764
     10,000   Snap On, Inc.                                                         3.25             3/01/2027          9,909
      5,000   Stanley Black & Decker, Inc. 3 mo.
                LIBOR + 4.304%                                                      5.75(b)         12/15/2053          5,175
                                                                                                                   ----------
                                                                                                                       22,136
                                                                                                                   ----------
              RAILROADS (1.0%)
      8,000   Burlington Northern Santa Fe, LLC                                     3.75             4/01/2024          8,388
     10,000   Burlington Northern Santa Fe, LLC                                     3.65             9/01/2025         10,343
      7,000   Burlington Northern Santa Fe, LLC                                     3.90             8/01/2046          7,294
      7,000   Kansas City Southern Co.                                              3.13             6/01/2026          6,655
      5,000   TTX Co.(a)                                                            4.15             1/15/2024          5,175
     10,000   TTX Co.(a)                                                            3.60             1/15/2025          9,992
      5,000   Union Pacific Corp.                                                   7.87             1/15/2019          5,254
     10,000   Union Pacific Corp.                                                   3.38             2/01/2035          9,829
     10,000   Union Pacific Corp.                                                   4.25             4/15/2043         10,839
                                                                                                                   ----------
                                                                                                                       73,769
                                                                                                                   ----------

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18  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
$    10,000   Air Lease Corp.                                                        3.63%           4/01/2027     $    9,802
     10,000   ILFC E-Capital Trust 3 mo. LIBOR+ 7.50%(a)                             4.37(b)        12/21/2065          9,800
      5,000   International Lease Finance Corp.(a)                                   7.12            9/01/2018          5,138
                                                                                                                   ----------
                                                                                                                       24,740
                                                                                                                   ----------
              TRUCKING (0.1%)
      5,000   J.B. Hunt Transport Services, Inc.                                     3.85            3/15/2024          5,086
      5,000   Ryder System, Inc.                                                     3.45           11/15/2021          5,071
                                                                                                                   ----------
                                                                                                                       10,157
                                                                                                                   ----------
              Total Industrials                                                                                       395,637
                                                                                                                   ----------
              INFORMATION TECHNOLOGY (2.1%)
              -----------------------------
              APPLICATION SOFTWARE (0.1%)
      5,902   Solera, LLC 1 mo. LIBOR + 3.25%(g)                                     4.82            3/03/2023          5,954
                                                                                                                   ----------
              COMMUNICATIONS EQUIPMENT (0.2%)
      5,000   Cisco Systems, Inc.                                                    2.90            3/04/2021          5,043
     10,000   Cisco Systems, Inc.                                                    2.60            2/28/2023          9,868
                                                                                                                   ----------
                                                                                                                       14,911
                                                                                                                   ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
      5,000   Total System Services, Inc.                                            4.80            4/01/2026          5,354
                                                                                                                   ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
      2,604   Keysight Technologies, Inc.                                            4.60            4/06/2027          2,705
                                                                                                                   ----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
     10,000   Molex Electronic Technologies, LLC(a)                                  3.90            4/15/2025         10,032
                                                                                                                   ----------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
      7,500   Activision Blizzard                                                    3.40            9/15/2026          7,420
                                                                                                                   ----------
              INTERNET SOFTWARE & SERVICES (0.1%)
      4,250   Verisign, Inc.                                                         5.25            4/01/2025          4,526
                                                                                                                   ----------
              IT CONSULTING & OTHER SERVICES (0.1%)
      5,000   IBM Corp.                                                              7.63           10/15/2018          5,190
                                                                                                                   ----------
              SEMICONDUCTOR EQUIPMENT (0.3%)
     10,000   Applied Materials, Inc.                                                3.30            4/01/2027          9,940
     10,000   Applied Materials, Inc.                                                5.10           10/01/2035         11,951
                                                                                                                   ----------
                                                                                                                       21,891
                                                                                                                   ----------
              SEMICONDUCTORS (0.3%)
      5,000   Analog Devices, Inc.                                                   4.50           12/05/2036          5,249
      5,000   Broadcom Corp. / Broadcom Cayman L.P.(a)                               3.62            1/15/2024          4,939
      7,000   QUALCOMM, Inc.                                                         3.25            5/20/2027          6,700
     10,000   QUALCOMM, Inc.                                                         4.65            5/20/2035         10,599
                                                                                                                   ----------
                                                                                                                       27,487
                                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              SYSTEMS SOFTWARE (0.5%)
$    10,000   Microsoft Corp.                                                        3.30%           2/06/2027     $   10,099
     20,000   Microsoft Corp.                                                        4.20           11/03/2035         22,025
     10,000   Microsoft Corp.                                                        3.45            8/08/2036          9,993
                                                                                                                   ----------
                                                                                                                       42,117
                                                                                                                   ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.2%)
      7,500   Dell International, LLC / EMC Corp.(a)                                 4.42            6/15/2021          7,783
      2,500   Dell International, LLC / EMC Corp.(a)                                 5.88            6/15/2021          2,600
      3,000   Western Digital Corp.                                                  7.37            4/01/2023          3,274
                                                                                                                   ----------
                                                                                                                       13,657
                                                                                                                   ----------
              Total Information Technology                                                                            161,244
                                                                                                                   ----------
              MATERIALS (2.1%)
              ----------------
              COMMODITY CHEMICALS (0.3%)
     10,000   Chevron Phillips Chemical Co.(a)                                       3.40           12/01/2026         10,010
      1,925   LYB International Finance II B.V.                                      3.50            3/02/2027          1,908
     10,000   Westlake Chemical Corp.                                                3.60            8/15/2026          9,971
                                                                                                                   ----------
                                                                                                                       21,889
                                                                                                                   ----------
              CONSTRUCTION MATERIALS (0.1%)
      3,000   Eagle Materials, Inc.                                                  4.50            8/01/2026          3,131
                                                                                                                   ----------
              COPPER (0.1%)
      5,000   Freeport-McMoRan, Inc.                                                 3.10            3/15/2020          5,019
      5,000   Freeport-McMoRan, Inc.                                                 4.00           11/14/2021          5,077
                                                                                                                   ----------
                                                                                                                       10,096
                                                                                                                   ----------
              DIVERSIFIED CHEMICALS (0.5%)
      7,500   CF Industries, Inc.(a)                                                 4.50           12/01/2026          7,740
     20,000   Dow Chemical Co.                                                       4.25           10/01/2034         20,898
     10,000   E.I. du Pont de Nemours & Co.                                          2.80            2/15/2023          9,952
                                                                                                                   ----------
                                                                                                                       38,590
                                                                                                                   ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
      5,000   Monsanto Co.                                                           3.38            7/15/2024          5,016
      5,000   Monsanto Co.                                                           3.95            4/15/2045          4,952
      5,000   Mosaic Co.                                                             4.05           11/15/2027          4,965
                                                                                                                   ----------
                                                                                                                       14,933
                                                                                                                   ----------
              METAL & GLASS CONTAINERS (0.2%)
      3,000   Ball Corp.                                                             5.00            3/15/2022          3,176
      5,000   Ball Corp.                                                             5.25            7/01/2025          5,319
      8,718   Reynolds Group Holdings, Inc. 1 mo.
                LIBOR + 2.75%(g)                                                     4.32            2/05/2023          8,795
      2,500   Reynolds Group Holdings Ltd.(a)                                        5.12            7/15/2023          2,571
                                                                                                                   ----------
                                                                                                                       19,861
                                                                                                                   ----------

================================================================================

20  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              PAPER PACKAGING (0.4%)
$     5,000   Crown Americas LLC / Crown Americas
                Capital Corp.                                                        4.25%           9/30/2026     $    4,875
      2,000   Graphic Packaging International, Inc.                                  4.13            8/15/2024          2,040
      5,000   International Paper Co.                                                3.80            1/15/2026          5,103
      7,500   International Paper Co.                                                3.00            2/15/2027          7,171
      4,738   Klockner-Pentaplast of America, Inc.
                3 mo. LIBOR + 4.25%(g)                                               5.94            6/30/2022          4,772
      5,000   Sealed Air Corp.(a)                                                    6.87            7/15/2033          5,787
                                                                                                                   ----------
                                                                                                                       29,748
                                                                                                                   ----------
              SPECIALTY CHEMICALS (0.0%)
      2,900   Sherwin-Williams Co.                                                   3.45            6/01/2027          2,870
                                                                                                                   ----------
              STEEL (0.3%)
      5,000   Allegheny Ludlum Corp.                                                 6.95           12/15/2025          5,163
     10,000   Allegheny Technologies, Inc.                                           5.95            1/15/2021         10,375
      8,890   Worthington Industries                                                 4.30            8/01/2032          8,705
                                                                                                                   ----------
                                                                                                                       24,243
                                                                                                                   ----------
              Total Materials                                                                                         162,790
                                                                                                                   ----------
              MUNICIPAL (0.2%)
              ----------------
              HOSPITAL (0.2%)
     17,000   Eastern Maine Healthcare Systems                                       5.02            7/01/2036         16,919
                                                                                                                   ----------
              REAL ESTATE (2.4%)
              ------------------
              REITS - DIVERSIFIED (0.3%)
      7,500   Spirit Realty LP                                                       4.45            9/15/2026          7,343
     15,000   Washington REIT                                                        3.95           10/15/2022         15,270
                                                                                                                   ----------
                                                                                                                       22,613
                                                                                                                   ----------
              REITS - HEALTH CARE (0.2%)
      4,901   MPT Operating Partnership, LP / MPT
                Finance Corp.                                                        5.25            8/01/2026          5,073
      7,500   Physicians Realty, LP                                                  4.30            3/15/2027          7,502
      4,000   Sabra Health Care, LP                                                  5.13            8/15/2026          3,972
                                                                                                                   ----------
                                                                                                                       16,547
                                                                                                                   ----------
              REITS - HOTEL & RESORT (0.0%)
      5,000   Hospitality Property Trust                                             4.95            2/15/2027          5,186
                                                                                                                   ----------
              REITS - OFFICE (0.6%)
      5,000   Alexandria Real Estate Equities, Inc.                                  4.50            7/30/2029          5,203
     10,000   Boston Properties, LP                                                  5.87           10/15/2019         10,500
     10,000   Boston Properties, LP                                                  3.85            2/01/2023         10,326
      7,500   Columbia Property Trust Operating Partnership, LP                      3.65            8/15/2026          7,224
      2,500   Hudson Pacific Properties, LP                                          3.95           11/01/2027          2,440

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$     4,444   SL Green Operating Partnership, LP                                     3.25%          10/15/2022     $    4,396
      5,000   VEREIT Operating Partnership, LP                                       3.00            2/06/2019          5,028
                                                                                                                   ----------
                                                                                                                       45,117
                                                                                                                   ----------
              REITS - RESIDENTIAL (0.3%)
      5,000   AvalonBay Communities, Inc.                                            3.63           10/01/2020          5,131
      5,000   AvalonBay Communities, Inc.                                            3.45            6/01/2025          5,038
      2,679   AvalonBay Communities, Inc.                                            3.20            1/15/2028          2,621
      9,000   ERP Operating, LP                                                      2.85           11/01/2026          8,591
                                                                                                                   ----------
                                                                                                                       21,381
                                                                                                                   ----------
              REITS - RETAIL (0.6%)
      7,000   Federal Realty Investment Trust                                        3.00            8/01/2022          6,988
     10,000   Federal Realty Investment Trust                                        2.75            6/01/2023          9,752
      1,852   Federal Realty Investment Trust                                        3.25            7/15/2027          1,801
      5,000   National Retail Properties, Inc.                                       4.00           11/15/2025          5,068
      5,000   Realty Income Corp.                                                    4.12           10/15/2026          5,161
      6,000   Realty Income Corp.                                                    3.00            1/15/2027          5,695
     10,000   Simon Property Group, LP                                               4.13           12/01/2021         10,440
                                                                                                                   ----------
                                                                                                                       44,905
                                                                                                                   ----------
              REITS - SPECIALIZED (0.4%)
     10,000   Crown Castle International Corp.                                       5.25            1/15/2023         10,868
      8,000   EPR Properties                                                         4.75           12/15/2026          8,115
      6,000   Sabra Health Care LP / Sabra Capital Corp.                             5.38            6/01/2023          6,165
      4,388   Uniti Group, LP 1 mo. LIBOR + 3.00%(g)                                 4.57           10/24/2022          4,238
                                                                                                                   ----------
                                                                                                                       29,386
                                                                                                                   ----------
              Total Real Estate                                                                                       185,135
                                                                                                                   ----------
              TELECOMMUNICATION SERVICES (1.5%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.2%)
     10,000   CenturyLink, Inc.                                                      5.80            3/15/2022          9,787
      2,000   CenturyLink, Inc.(h)                                                   6.75           12/01/2023          1,953
      5,000   Qwest Corp.                                                            6.75           12/01/2021          5,363
                                                                                                                   ----------
                                                                                                                       17,103
                                                                                                                   ----------
              INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
     25,000   AT&T, Inc.                                                             4.50            5/15/2035         24,697
     10,000   AT&T, Inc.                                                             5.25            3/01/2037         10,599
     10,000   AT&T, Inc.                                                             4.90            8/14/2037         10,167
     10,000   Centel Capital Corp.                                                   9.00           10/15/2019         10,809
     10,000   Frontier Communications Corp.                                         11.00            9/15/2025          7,863
      8,909   Frontier Communications Corp.                                          7.87            1/15/2027          5,657
     10,000   Verizon Communications, Inc.                                           4.40           11/01/2034         10,161
      5,000   Verizon Communications, Inc.                                           4.13            8/15/2046          4,693
                                                                                                                   ----------
                                                                                                                       84,646
                                                                                                                   ----------

================================================================================

22  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
$     4,661   Grain Spectrum Funding II(a)                                           3.29%          10/10/2034     $    4,649
     10,313   Sprint Spectrum Co., LLC/Sprint
                Spectrum Co. II, LLC / Sprint
                Spectrum Co.(a)                                                      3.36            3/20/2023         10,377
                                                                                                                   ----------
                                                                                                                       15,026
                                                                                                                   ----------
              Total Telecommunication Services                                                                        116,775
                                                                                                                   ----------
              UTILITIES (6.4%)
              ----------------
              ELECTRIC UTILITIES (3.6%)
      5,000   Atlantic City Electric Co.                                             3.38            9/01/2024          4,979
     15,000   Cleco Corporate Holdings, LLC                                          3.74            5/01/2026         14,778
      5,000   Cleveland Electric Illuminating Co.                                    8.87           11/15/2018          5,257
      5,000   Delmarva Power & Light Co.                                             4.15            5/15/2045          5,327
      7,000   Duke Energy Carolinas                                                  3.88            3/15/2046          7,192
     10,000   Duke Energy Indiana, LLC                                               3.75            5/15/2046          9,860
     10,000   Duke Energy Progress, Inc.                                             4.15           12/01/2044         10,681
      3,500   Duquesne Light Holdings, Inc.(a)                                       5.90           12/01/2021          3,843
      4,000   Entergy Arkansas, Inc.                                                 3.05            6/01/2023          3,993
      7,000   Entergy Louisiana, LLC                                                 4.95            1/15/2045          7,192
      5,000   Entergy Mississippi, Inc.                                              3.25           12/01/2027          4,919
     10,000   Entergy Texas, Inc.                                                    2.55            6/01/2021          9,843
     15,000   Entergy Texas, Inc.                                                    3.45           12/01/2027         14,905
      3,500   FirstEnergy Corp.                                                      3.90            7/15/2027          3,543
      5,000   Georgia Power Co.                                                      3.25            4/01/2026          4,932
     10,000   Gulf Power Co.                                                         3.30            5/30/2027          9,860
      7,500   ITC Holdings Corp.(a)                                                  3.35           11/15/2027          7,356
      3,168   Mississippi Power Co.                                                  4.25            3/15/2042          3,020
     10,000   Monongahela Power Co.(a)                                               4.10            4/15/2024         10,502
      5,000   Nevada Power Co.                                                       7.12            3/15/2019          5,262
      4,000   NextEra Energy Capital Holdings, Inc. 3 mo.
                LIBOR + 2.125%                                                       3.71(b)         6/15/2067          3,841
      5,000   Oglethorpe Power Corp.                                                 6.10            3/15/2019          5,186
      5,000   Oncor Electric Delivery Co., LLC                                       3.75            4/01/2045          5,048
     15,000   Pacific Gas & Electric Co.                                             2.95            3/01/2026         14,286
      5,000   Potomac Electric Power                                                 4.15            3/15/2043          5,334
     26,130   PPL Capital Funding, Inc. 3 mo.
                LIBOR + 2.665%                                                       4.36(b)         3/30/2067         25,999
     10,000   Public Service Electric                                                3.80            3/01/2046         10,213
      5,000   South Carolina Electric & Gas Co.                                      5.30            5/15/2033          5,606
      5,000   South Carolina Electric & Gas Co.                                      4.10            6/15/2046          5,032

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$    10,000   Southern California Edison Co. 3 mo.
                LIBOR + 4.199%                                                       6.25%(b)                -(i)  $   10,763
     10,000   Southern Co.                                                           3.25            7/01/2026          9,686
      5,000   System Energy Resources, Inc.                                          4.10            4/01/2023          5,145
     10,000   Tri-State Generation & Transmission
                Association, Inc.                                                    4.70           11/01/2044         10,692
     10,000   Tri-State Generation & Transmission
                Association, Inc.                                                    4.25            6/01/2046         10,098
     10,000   Xcel Energy, Inc.                                                      3.30            6/01/2025          9,999
                                                                                                                   ----------
                                                                                                                      284,172
                                                                                                                   ----------
              GAS UTILITIES (0.8%)
      4,000   Atmos Energy Corp.                                                     8.50            3/15/2019          4,259
     10,000   Atmos Energy Corp.                                                     4.13           10/15/2044         10,641
     10,000   National Fuel Gas Co.                                                  4.90           12/01/2021         10,462
     10,000   National Fuel Gas Co.                                                  5.20            7/15/2025         10,625
     10,000   National Fuel Gas Co.                                                  3.95            9/15/2027          9,744
      7,000   Southern Co. Gas Capital Corp.                                         3.25            6/15/2026          6,776
     11,880   Spire, Inc.                                                            3.54            2/27/2024         11,774
                                                                                                                   ----------
                                                                                                                       64,281
                                                                                                                   ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
      5,000   AES Corp.                                                              4.88            5/15/2023          5,145
     10,000   AES Corp.                                                              5.50            4/15/2025         10,450
      4,875   Calpine Corp. 3 mo. LIBOR + 2.50%(g)                                   4.20            1/15/2024          4,905
                                                                                                                   ----------
                                                                                                                       20,500
                                                                                                                   ----------
              MULTI-UTILITIES (1.3%)
      5,000   Ameren Illinois Co.                                                    9.75           11/15/2018          5,290
     15,000   Berkshire Hathaway Energy Co.                                          4.50            2/01/2045         16,518
      5,000   Black Hills Corp.                                                      5.87            7/15/2020          5,347
     10,000   Black Hills Corp.                                                      4.25           11/30/2023         10,355
     10,000   Consumers Energy Co.                                                   3.95            7/15/2047         10,504
     15,000   Northern States Power Co.                                              4.00            8/15/2045         15,678
     20,000   Northern States Power Co.                                              3.60            5/15/2046         19,831
      5,000   Puget Sound Energy, Inc. 3 mo. LIBOR + 6.75%                           4.01(b)         6/01/2067          4,975
     15,000   WEC Energy Group, Inc. 3 mo. LIBOR + 2.113%                            3.53(b)         5/15/2067         14,620
                                                                                                                   ----------
                                                                                                                      103,118
                                                                                                                   ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
      5,000   ONEOK, Inc.                                                            4.25            2/01/2022          5,183
                                                                                                                   ----------
              RENEWABLE ENERGY (0.0%)
      1,000   NextEra Energy Operating Partners, LP(a)                               4.25            9/15/2024          1,008
                                                                                                                   ----------

================================================================================

24  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              WATER UTILITIES (0.3%)
$    10,000   American Water Capital Corp.                                           2.95%           9/01/2027     $    9,704
     15,000   Aquarion Co., Inc.(a)                                                  4.00            8/15/2024         15,556
                                                                                                                   ----------
                                                                                                                       25,260
                                                                                                                   ----------
              Total Utilities                                                                                         503,522
                                                                                                                   ----------
              Total Corporate Obligations (cost: $3,694,853)                                                        3,766,908
                                                                                                                   ----------

              EURODOLLAR AND YANKEE OBLIGATIONS (17.2%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.2%)
     10,000   American Honda Finance Corp.(a)                                        7.62           10/01/2018         10,366
      5,000   Daimler Finance, N.A., LLC(a)                                          2.25            7/31/2019          4,983
                                                                                                                   ----------
                                                                                                                       15,349
                                                                                                                   ----------
              PUBLISHING (0.1%)
     10,000   Pearson Funding Four plc(a)                                            3.75            5/08/2022          9,868
                                                                                                                   ----------
              Total Consumer Discretionary                                                                             25,217
                                                                                                                   ----------
              CONSUMER STAPLES (1.1%)
              -----------------------
              BREWERS (0.3%)
     20,000   Anheuser-Busch InBev S.A./N.V.                                         4.70            2/01/2036         22,140
                                                                                                                   ----------
              DISTILLERS & VINTNERS (0.1%)
     10,000   Pernod Ricard S.A.(a),(h)                                              4.25            7/15/2022         10,459
                                                                                                                   ----------
              PACKAGED FOODS &MEATS (0.1%)
      4,000   Kerry Group Financial Services(a)                                      3.20            4/09/2023          3,970
      5,000   Smithfield Foods, Inc.(a)                                              4.25            2/01/2027          5,030
                                                                                                                   ----------
                                                                                                                        9,000
                                                                                                                   ----------
              TOBACCO (0.6%)
      5,000   BAT Capital Corp.(a)                                                   4.39            8/15/2037          5,156
     20,000   BAT International Finance plc(a)                                       3.95            6/15/2025         20,498
     20,000   Imperial Brands Finance plc(a)                                         4.25            7/21/2025         20,645
                                                                                                                   ----------
                                                                                                                       46,299
                                                                                                                   ----------
              Total Consumer Staples                                                                                   87,898
                                                                                                                   ----------
              ENERGY (1.1%)
              -------------
              INTEGRATED OIL & GAS (0.8%)
     15,000   BP Capital Markets plc                                                 3.59            4/14/2027         15,268
      5,000   BP Capital Markets plc                                                 3.28            9/19/2027          4,953
     10,000   BP Capital Markets plc                                                 3.72           11/28/2028         10,264
      4,000   Husky Energy, Inc.                                                     7.25           12/15/2019          4,320
     10,000   Petrobras Global Finance BV                                            6.12            1/17/2022         10,685

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$     6,000   Petroleos Mexicanos Co.(a)                                             5.37%           3/13/2022     $    6,369
     10,000   Shell International Finance B.V.                                       3.63            8/21/2042          9,736
                                                                                                                   ----------
                                                                                                                       61,595
                                                                                                                   ----------
              OIL & GAS DRILLING (0.0%)
      5,000   Noble Holding International Ltd.(h)                                    7.70            4/01/2025          4,512
                                                                                                                   ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      5,000   Woodside Finance Ltd.(a)                                               8.75            3/01/2019          5,318
                                                                                                                   ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
      6,000   APT Pipelines Ltd.(a)                                                  4.25            7/15/2027          6,112
     12,124   TransCanada PipeLines Ltd. 3 mo. LIBOR + 2.21%                         3.63(b)         5/15/2067         11,639
                                                                                                                   ----------
                                                                                                                       17,751
                                                                                                                   ----------
              Total Energy                                                                                             89,176
                                                                                                                   ----------
              FINANCIALS (7.3%)
              -----------------
              ASSET BACKED FINANCING (0.1%)
     10,000   BNP Paribas S.A.(a)                                                    4.38            5/12/2026         10,310
                                                                                                                   ----------
              DIVERSIFIED BANKS (5.7%)
     15,000   ABN AMRO Bank N.V.(a)                                                  4.75            7/28/2025         15,728
     10,000   ABN AMRO Bank N.V.(a)                                                  4.80            4/18/2026         10,545
     10,000   Australia & New Zealand Banking Group Ltd.(a)                          4.40            5/19/2026         10,251
      7,500   Bank of Montreal 3 mo. LIBOR + 1.432%                                  3.80(b)        12/15/2032          7,326
     10,000   Bank of Nova Scotia                                                    4.50           12/16/2025         10,428
      5,000   Banque Federative du Credit Mutuel S.A.(a)                             2.70            7/20/2022          4,919
     12,300   Barclays Bank plc                                                      4.84            5/09/2028         12,624
     10,000   BBVA Bancomer S.A. Texas Agency(a)                                     4.37            4/10/2024         10,375
      5,000   BNP Paribas S.A. 3 mo. LIBOR + 1.29%(a)                                7.19(b)                 -(i)       5,794
      5,000   BNP Paribas S.A.(a)                                                    4.37            9/28/2025          5,171
      4,000   BNP Paribas S.A.(a)                                                    4.62            3/13/2027          4,209
      3,462   Boral Finance Proprietary Ltd.(a)                                      3.75            5/01/2028          3,418
      9,200   BPCE S.A.(a)                                                           3.00            5/22/2022          9,117
      9,524   BPCE S.A.(a)                                                           3.50           10/23/2027          9,239
     10,000   BPCE S.A.(a)                                                           3.25            1/11/2028          9,704
      3,568   Canadian Imperial Bank of Commerce(a)                                  7.26            4/10/2032          4,142
      5,000   Caribbean Development Bank(a)                                          4.38           11/09/2027          5,206
     10,000   Cooperatieve Rabobank U.A.                                             3.88            2/08/2022         10,353
     16,903   Cooperatieve Rabobank U.A.                                             3.95           11/09/2022         17,368
      8,000   Cooperatieve Rabobank U.A. 5 yr.
                Semi-Annual Swap + 1.892%                                            4.00(b)         4/10/2029          8,041
     14,286   Credit Agricole London(a)                                              3.25           10/04/2024         14,065
     15,000   Credit Agricole London(a)                                              4.13            1/10/2027         15,462
     10,000   Credit Suisse Group Funding Ltd.                                       4.55            4/17/2026         10,550
      5,000   HBOS plc(a)                                                            6.75            5/21/2018          5,066

================================================================================

26  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$    15,000   HSBC Bank plc 6 mo. LIBOR + 0.25%                                      2.13%(b)                -(i)  $   13,909
     10,000   HSBC Holdings plc                                                      3.90            5/25/2026         10,211
      5,000   HSBC Holdings plc                                                      4.38           11/23/2026          5,158
     14,100   ING Groep N.V.                                                         3.95            3/29/2027         14,452
     25,000   Lloyds Banking Group plc                                               3.75            1/11/2027         24,956
      5,000   Lloyds Banking Group plc 3 mo.
                LIBOR + 1.205%(j)                                                    3.57(b)        11/07/2028          4,881
     20,000   Mizuho Financial Group, Inc.                                           3.17            9/11/2027         19,221
      5,000   National Australia Bank Ltd.                                           3.00            1/20/2023          4,964
     11,000   Nordea Bank AB(a)                                                      4.87            5/13/2021         11,581
     20,000   Royal Bank of Canada                                                   4.65            1/27/2026         21,253
     10,000   Royal Bank of Scotland Group plc                                       6.12           12/15/2022         10,866
      7,000   Royal Bank of Scotland Group plc                                       3.88            9/12/2023          7,075
      5,000   Royal Bank of Scotland Group plc                                       4.80            4/05/2026          5,295
      5,000   Santander UK Group Holdings plc                                        3.57            1/10/2023          5,020
     20,000   Santander UK plc(a)                                                    5.00           11/07/2023         21,133
      5,000   Santander UK plc                                                       4.00            3/13/2024          5,185
     10,000   Swedbank AB(a)                                                         1.75            3/12/2018          9,996
      7,500   Swedbank AB(a)                                                         2.65            3/10/2021          7,474
     10,000   Toronto-Dominion Bank 5 yr. Semi-Annual
                Swap + 2.205%                                                        3.63(b)         9/15/2031          9,787
     10,000   Westpac Banking Corp. 3 mo. LIBOR + 2.236%                             4.32(b)        11/23/2031         10,205
                                                                                                                   ----------
                                                                                                                      441,723
                                                                                                                   ----------
              DIVERSIFIED CAPITAL MARKETS (0.3%)
     21,400   Credit Suisse Group AG(a)                                              3.57            1/09/2023         21,559
      4,445   Credit Suisse Group AG 3 mo.
                LIBOR + 3.141%(a),(j)                                                3.87(b)         1/12/2029          4,427
                                                                                                                   ----------
                                                                                                                       25,986
                                                                                                                   ----------
              LIFE & HEALTH INSURANCE (0.1%)
      6,000   Great-West Life & Annuity Insurance Capital, LP
                3 mo. LIBOR + 2.538%(a)                                              3.96(b)         5/16/2046          5,955
                                                                                                                   ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
      5,500   ING Bank N.V. 3 mo. LIBOR + 2.70%                                      4.13(b)        11/21/2023          5,558
     10,000   Orix Corp.                                                             3.70            7/18/2027          9,885
                                                                                                                   ----------
                                                                                                                       15,443
                                                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (0.5%)
     20,000   QBE Capital Funding III Ltd. 3 mo.
                LIBOR + 3.04%(a)                                                     7.25(b)         5/24/2041         22,475
      7,500   Suncorp Metway Ltd.(a)                                                 2.80            5/04/2022          7,400
      5,000   XLIT Ltd. 3 mo. LIBOR + 2.458%                                         4.18(b)                 -(i)       4,706
      5,000   XLIT Ltd.                                                              4.45            3/31/2025          5,054
                                                                                                                   ----------
                                                                                                                       39,635
                                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (0.4%)
$    20,000   Nationwide Building Society(a)                                         4.00%           9/14/2026     $   19,934
     12,000   Nationwide Building Society 3 mo.
                LIBOR + 1.849%(a)                                                    4.12(b)        10/18/2032         11,877
                                                                                                                   ----------
                                                                                                                       31,811
                                                                                                                   ----------
              Total Financials                                                                                        570,863
                                                                                                                   ----------
              GOVERNMENT (0.2%)
              -----------------
              FOREIGN GOVERNMENT (0.2%)
     10,000   Italy Government International Bond                                    5.38            6/15/2033         11,689
                                                                                                                   ----------
              HEALTH CARE (0.3%)
              ------------------
              PHARMACEUTICALS (0.3%)
     10,000   GlaxoSmithKline Capital, Inc.                                          4.20            3/18/2043         10,775
     15,000   Teva Pharmaceutical Finance Netherlands III BV(h)                      3.15           10/01/2026         12,486
                                                                                                                   ----------
              Total Health Care                                                                                        23,261
                                                                                                                   ----------
              INDUSTRIALS (3.3%)
              ------------------
              AEROSPACE & DEFENSE (0.1%)
      3,000   DAE Funding LLC(a)                                                     5.00            8/01/2024          2,985
      5,000   Rolls-Royce Holdings plc(a)                                            3.62           10/14/2025          5,083
                                                                                                                   ----------
                                                                                                                        8,068
                                                                                                                   ----------
              AGRICULTURE & FARM MACHINERY (0.3%)
     15,000   CNH Industrial N.V.                                                    4.50            8/15/2023         15,656
      5,000   CNH Industrial N.V.                                                    3.85           11/15/2027          4,966
                                                                                                                   ----------
                                                                                                                       20,622
                                                                                                                   ----------
              AIRLINES (1.1%)
      4,106   Air Canada Pass-Through Trust(a)                                       5.37           11/15/2022          4,311
     20,647   Air Canada Pass-Through Trust(a)                                       4.13           11/15/2026         21,306
      9,120   Air Canada Pass-Through Trust(a)                                       3.60            9/15/2028          9,145
      5,566   Air Canada Pass-Through Trust(a)                                       3.75            6/15/2029          5,700
     16,751   British Airways Pass-Through Trust(a)                                  4.62           12/20/2025         17,602
      3,070   Latam Airlines Pass-Through Trust                                      4.20            8/15/2029          3,104
      8,363   Turkish Airlines Pass-Through Trust(a)                                 4.20            9/15/2028          8,153
      1,452   Virgin Australia Trust(a)                                              6.00            4/23/2022          1,488
      4,090   Virgin Australia Trust(a)                                              5.00            4/23/2025          4,261
     10,000   WestJet Airlines Ltd.(a)                                               3.50            6/16/2021         10,073
                                                                                                                   ----------
                                                                                                                       85,143
                                                                                                                   ----------
              AIRPORT SERVICES (0.4%)
     10,000   Heathrow Funding Ltd.(a)                                               4.87            7/15/2021         10,669
     15,000   Sydney Airport Finance Co. Proprietary Ltd.(a)                         3.90            3/22/2023         15,344
     10,000   Sydney Airport Finance Co. Proprietary Ltd.                            3.63            4/28/2026          9,903
                                                                                                                   ----------
                                                                                                                       35,916
                                                                                                                   ----------

================================================================================

28  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
$     5,500   Brambles USA, Inc.(a)                                                  4.13%          10/23/2025     $    5,631
                                                                                                                   ----------
              INDUSTRIAL CONGLOMERATES (1.1%)
      7,500   CK Hutchison International 16 Ltd.(a)                                  2.75           10/03/2026          7,006
     10,000   CK Hutchison International 17 II Ltd.(a)                               3.25            9/29/2027          9,587
     10,000   CK Hutchison International 17 Ltd.(a)                                  3.50            4/05/2027          9,779
      5,000   Hutchison Whampoa International 11 Ltd.(a)                             4.62            1/13/2022          5,265
     10,000   Hutchison Whampoa International 14 Ltd.(a)                             3.62           10/31/2024         10,111
     20,000   Siemens Financieringsmaatschappij N.V.(a)                              3.25            5/27/2025         19,935
     10,000   Siemens Financieringsmaatschappij N.V.(a)                              3.40            3/16/2027         10,075
     12,250   Smiths Group plc(a)                                                    3.63           10/12/2022         12,166
                                                                                                                   ----------
                                                                                                                       83,924
                                                                                                                   ----------
              RAILROADS (0.1%)
     12,000   Canadian National Railway Co.                                          2.75            3/01/2026         11,648
                                                                                                                   ----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
      7,000   Aercap Ireland Cap Ltd.                                                4.63            7/01/2022          7,332
                                                                                                                   ----------
              Total Industrials                                                                                       258,284
                                                                                                                   ----------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
      4,800   Tyco Electronics Group S.A.                                            3.13            8/15/2027          4,718
                                                                                                                   ----------
              INTERNET SOFTWARE & SERVICES (0.0%)
      3,000   Tencent Holdings Ltd.(a)                                               3.92            1/19/2038          2,978
                                                                                                                   ----------
              Total Information Technology                                                                              7,696
                                                                                                                   ----------
              MATERIALS (2.1%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
     10,000   Braskem Finance Ltd.                                                   6.45            2/03/2024         11,338
                                                                                                                   ----------
              CONSTRUCTION MATERIALS (0.2%)
     10,000   Holcim U.S. Finance Sarl & Cie SCS(a)                                  6.00           12/30/2019         10,550
      4,000   Votorantim Cimentos S.A.                                               7.25            4/05/2041          4,444
                                                                                                                   ----------
                                                                                                                       14,994
                                                                                                                   ----------
              DIVERSIFIED METALS &MINING (0.4%)
      2,500   Anglo American Capital plc(a)                                          3.75            4/10/2022          2,530
      5,000   Anglo American Capital plc(a)                                          4.87            5/14/2025          5,281
      6,667   Anglo American Capital plc(a)                                          4.00            9/11/2027          6,604
      5,000   Glencore Funding, LLC(a)                                               4.13            5/30/2023          5,147
     15,000   Glencore Funding, LLC(a)                                               4.00            3/27/2027         14,885
                                                                                                                   ----------
                                                                                                                       34,447
                                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
$    10,000   Potash Corp. of Saskatchewan, Inc.                                     3.00%           4/01/2025     $    9,595
      2,000   Yara International ASA(a)                                              7.88            6/11/2019          2,133
                                                                                                                   ----------
                                                                                                                       11,728
                                                                                                                   ----------
              GOLD (0.4%)
     15,000   Goldcorp, Inc.                                                         3.70            3/15/2023         15,235
     10,000   Kinross Gold Corp.                                                     5.95            3/15/2024         11,039
      2,000   Kinross Gold Corp.(a)                                                  4.50            7/15/2027          2,025
                                                                                                                   ----------
                                                                                                                       28,299
                                                                                                                   ----------
              METAL & GLASS CONTAINERS (0.1%)
      1,000   Ardagh Packaging Finance plc / Ardagh
                Holdings USA, Inc.(a)                                                4.25            9/15/2022          1,008
      7,500   CCL Industries, Inc.(a)                                                3.25           10/01/2026          7,051
                                                                                                                   ----------
                                                                                                                        8,059
                                                                                                                   ----------
              PAPER PRODUCTS (0.1%)
      5,000   Amcor Finance USA, Inc.(a)                                             3.63            4/28/2026          4,836
                                                                                                                   ----------
              PRECIOUS METALS & MINERALS (0.2%)
     13,000   Fresnillo plc(a)                                                       5.50           11/13/2023         14,172
                                                                                                                   ----------
              SPECIALTY CHEMICALS (0.1%)
     10,000   Air Liquide Finance S.A.(a)                                            3.50            9/27/2046          9,522
                                                                                                                   ----------
              STEEL (0.3%)
     10,000   ArcelorMittal                                                          6.75            2/25/2022         11,125
      5,000   Vale Overseas Ltd.                                                     4.37            1/11/2022          5,200
      5,000   Vale Overseas Ltd.                                                     6.25            8/10/2026          5,812
                                                                                                                   ----------
                                                                                                                       22,137
                                                                                                                   ----------
              Total Materials                                                                                         162,103
                                                                                                                   ----------
              REAL ESTATE (0.4%)
              ------------------
              REITS - RETAIL (0.4%)
      5,000   Scentre Group Trust(a)                                                 2.38            4/28/2021          4,908
     10,000   Scentre Group Trust(a)                                                 3.25           10/28/2025          9,661
     20,000   WEA Finance, LLC /Westfield
                 UK & Europe Finance plc(a)                                          3.75            9/17/2024         20,360
                                                                                                                   ----------
              Total Real Estate                                                                                        34,929
                                                                                                                   ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     15,000   Deutsche Telekom International Finance B.V.(a)                         3.60            1/19/2027         14,936
                                                                                                                   ----------

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30  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)(I)      SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              UTILITIES (0.8%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
$     5,000   Comision Federal de Electricidad(a)                                    4.75%           2/23/2027 $        5,184
      5,000   EDP Finance B.V.(a)                                                    5.25            1/14/2021          5,324
     25,000   Electricite de France S.A. 10 wk.
                LIBOR + 3.709%(a)                                                    5.25(b)                 -(i)      25,781
      6,000   Emera U.S. Finance, LP                                                 3.55            6/15/2026          5,874
      5,000   Enel Finance International N.V.(a)                                     3.62            5/25/2027          4,900
     10,000   Fortis, Inc.                                                           3.06           10/04/2026          9,475
      3,500   Transelec S.A.(a)                                                      3.87            1/12/2029          3,491
                                                                                                                   ----------
              Total Utilities                                                                                          60,029
                                                                                                                   ----------
              Total Eurodollar and Yankee Obligations
                (cost: $1,311,997)                                                                                  1,343,510
                                                                                                                   ----------

              FOREIGN GOVERNMENT OBLIGATIONS (0.4%)
  CAD15,000   Province of Alberta                                                    2.55           12/15/2022         12,236
  CAD20,000   Province of Ontario                                                    2.85            6/02/2023         16,517
                                                                                                                   ----------
              Total Foreign Government Obligations (cost: $34,595)                                                     28,753
                                                                                                                   ----------

              MUNICIPAL OBLIGATIONS (8.0%)

              ARIZONA (0.1%)
      3,500   School Facilities Board                                                2.38            9/01/2019          3,500
                                                                                                                   ----------
              CALIFORNIA (0.8%)
      5,000   Industry Public Facilities Auth. (INS - Assured
                Guaranty Municipal Corp.)                                            3.47            1/01/2021          5,034
      5,000   Industry Public Facilities Auth. (INS - Assured
                Guaranty Municipal Corp.)                                            3.82            1/01/2022          5,087
      1,250   Las Virgenes Unified School District                                   5.54            8/01/2025          1,382
        850   Placentia Yorba Linda Unified School District                          5.40            8/01/2021            911
      5,000   Port of Oakland                                                        4.50            5/01/2030          5,340
     11,700   Port of Oakland                                                        4.50            5/01/2032         12,414
      4,250   Riverside Community College District                                   3.49            8/01/2023          4,318
      3,000   Riverside Community College District                                   3.61            8/01/2024          3,051
     10,000   San Jose Redev. Agency Successor Agency                                3.12            8/01/2028          9,675
      5,250   San Marcos Redevelopment Agency                                        4.02           10/01/2025          5,411
      6,500   San Marcos Redevelopment Agency                                        4.47           10/01/2029          6,788
      2,000   Torrance Unified School District                                       5.52            8/01/2021          2,166
      2,590   Vista Redevelopment Agency (INS - Assured
                Guaranty Municipal Corp.)                                            4.12            9/01/2030          2,614
                                                                                                                   ----------
                                                                                                                       64,191
                                                                                                                   ----------

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                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              COLORADO (0.1%)
$     5,000   El Paso County                                                         4.47%          10/01/2035     $    5,234
                                                                                                                   ----------
              CONNECTICUT (0.2%)
      2,589   Mashantucket (Western) Pequot Tribe(m)                                 7.35(n)         7/01/2026            401
      3,845   Town of Hamden                                                         4.93            8/15/2030          3,912
     10,000   Town of Stratford                                                      5.75            8/15/2030         11,055
                                                                                                                   ----------
                                                                                                                       15,368
                                                                                                                   ----------
              FLORIDA (0.7%)
      3,250   City of Jacksonville                                                   2.00           10/01/2019          3,222
      3,000   City of Jacksonville                                                   2.37           10/01/2020          2,975
     10,000   Community Hospitals of Indiana                                         4.24            5/01/2025         10,355
      9,200   Liberty County IDA(o)                                                  1.30           10/01/2028          9,200
      8,250   Miami-Dade County                                                      2.70           10/01/2026          7,776
     10,000   Miami-Dade County School Board (INS -
                Assured Guaranty Municipal Corp.)                                    5.38            5/01/2031         10,940
      6,000   Palm Beach County School Board                                         5.40            8/01/2025          6,746
      2,500   Tohopekaliga Water Auth.                                               5.25           10/01/2036          2,818
                                                                                                                   ----------
                                                                                                                       54,032
                                                                                                                   ----------
              GEORGIA (0.1%)
      5,000   Appling County Dev. Auth.                                              2.40            1/01/2038          4,961
      2,000   Atlanta & Fulton County Recreation Auth.                               3.80           12/15/2037          1,982
      1,500   Atlanta & Fulton County Recreation Auth.                               4.01           12/15/2046          1,518
                                                                                                                   ----------
                                                                                                                        8,461
                                                                                                                   ----------
              HAWAII (0.4%)
      1,250   City and County of Honolulu                                            2.51           11/01/2022          1,233
      5,000   City and County of Honolulu                                            2.51           11/01/2022          4,934
        900   City and County of Honolulu                                            2.81           11/01/2023            895
        730   City and County of Honolulu                                            2.91           11/01/2024            724
        680   City and County of Honolulu                                            3.06           11/01/2025            680
        775   City and County of Honolulu                                            3.16           11/01/2026            778
        625   City and County of Honolulu                                            3.27           11/01/2027            631
        690   City and County of Honolulu                                            3.37           11/01/2028            698
      3,000   Department of Budget and Finance                                       3.25            1/01/2025          3,100
      7,235   Hawaiian Electric Co., Inc.                                            3.10            5/01/2026          7,356
      7,000   State                                                                  2.80           10/01/2027          6,742
                                                                                                                   ----------
                                                                                                                       27,771
                                                                                                                   ----------
              ILLINOIS (0.6%)
      2,750   Art Institute of Chicago                                               3.23            3/01/2022          2,727
      6,500   Chicago Midway Airport                                                 5.00            1/01/2025          7,369
      8,000   Chicago Midway Airport                                                 5.00            1/01/2026          9,023

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32  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$     5,000   Chicago O'Hare International Airport                                   5.00%           1/01/2021     $    5,424
      6,500   Chicago Wastewater Transmission                                        5.84            1/01/2035          7,432
      2,025   Finance Auth.                                                          3.55            8/15/2029          1,999
      3,000   Finance Auth.                                                          3.60            8/15/2030          2,961
      2,000   State                                                                  5.66            3/01/2018          2,005
      5,570   State                                                                  5.00            8/01/2019          5,764
      4,500   Winnebago                                                              3.80           12/01/2026          4,473
                                                                                                                   ----------
                                                                                                                       49,177
                                                                                                                   ----------
              INDIANA (0.3%)
      4,955   Finance Auth.                                                          4.36            7/15/2029          5,240
      4,260   Finance Auth.                                                          4.53            7/15/2031          4,479
      1,500   Finance Auth.                                                          3.62            7/01/2036          1,478
      9,520   State                                                                  2.13            7/15/2019          9,484
      5,000   Univ. of Notre Dame                                                    3.44            2/15/2045          4,870
                                                                                                                   ----------
                                                                                                                       25,551
                                                                                                                   ----------
              KANSAS (0.1%)
     10,000   Dev. Finance Auth.                                                     4.73            4/15/2037         10,750
                                                                                                                   ----------
              KENTUCKY (0.1%)
      2,335   Economic Development Finance Auth.                                     3.72           12/01/2026          2,328
      1,985   Economic Development Finance Auth.                                     3.82           12/01/2027          1,980
      1,000   Economic Development Finance Auth.                                     3.92           12/01/2028          1,000
      1,500   Economic Development Finance Auth.                                     4.02           12/01/2029          1,501
      1,300   Economic Development Finance Auth.                                     4.12           12/01/2030          1,304
      1,000   Economic Development Finance Auth.
                (INS - Assured Guaranty Municipal Corp.)                             3.62           12/01/2025            997
                                                                                                                   ----------
                                                                                                                        9,110
                                                                                                                   ----------
              MAINE (0.1%)
      5,000   Municipal Bond Bank                                                    4.25            6/01/2023          5,257
                                                                                                                   ----------
              MARYLAND (0.1%)
      2,290   EDC                                                                    4.05            6/01/2027          2,264
      2,390   EDC                                                                    4.15            6/01/2028          2,362
      2,495   EDC                                                                    4.25            6/01/2029          2,466
      1,325   EDC                                                                    4.35            6/01/2030          1,309
      1,385   EDC                                                                    4.40            6/01/2031          1,367
                                                                                                                   ----------
                                                                                                                        9,768
                                                                                                                   ----------
              MASSACHUSETTS (0.1%)
      4,250   Boston Medical Center Corp.                                            4.52            7/01/2026          4,335
                                                                                                                   ----------
              MINNESOTA (0.1%)
     10,000   Rochester Health Care Facilities                                       4.50           11/15/2038         10,991
                                                                                                                   ----------

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                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              MISSISSIPPI (0.2%)
$     1,800   State                                                                  2.83%          12/01/2024     $    1,778
      2,000   State                                                                  3.02           12/01/2025          1,990
     10,000   State                                                                  3.73           10/01/2032         10,095
                                                                                                                   ----------
                                                                                                                       13,863
                                                                                                                   ----------
              NEW JERSEY (0.8%)
      5,000   EDA                                                                    2.42            6/15/2018          5,000
     14,310   EDA                                                                    4.45            6/15/2020         14,760
      7,300   EDA (PRE)                                                              5.25            9/01/2022          8,056
      2,700   EDA                                                                    5.25            9/01/2022          2,901
      2,500   EDA                                                                    5.70            6/15/2030          2,774
      3,000   EDA                                                                    4.02            7/01/2039          3,015
      6,080   Princeton Theological Seminary                                         4.10            7/01/2023          6,340
        500   South Jersey Port Corp.                                                5.00            1/01/2025            548
      1,000   South Jersey Port Corp.                                                5.00            1/01/2026          1,097
      1,000   South Jersey Port Corp.                                                5.00            1/01/2027          1,100
        500   South Jersey Port Corp.                                                5.00            1/01/2028            552
      5,000   Transportation Trust Fund Auth.                                        1.76           12/15/2018          4,964
      5,000   Transportation Trust Fund Auth. (INS -
                AMBAC Assurance Corp.)                                               5.25           12/15/2022          5,571
      3,320   Transportation Trust Fund Auth.                                        5.50           12/15/2022          3,727
                                                                                                                   ----------
                                                                                                                       60,405
                                                                                                                   ----------
              NEW MEXICO (0.0%)
      1,250   Sandoval County                                                        2.32            6/01/2019          1,239
      1,000   Sandoval County                                                        2.73            6/01/2020            989
                                                                                                                   ----------
                                                                                                                        2,228
                                                                                                                   ----------
              NEW YORK (0.7%)
      5,000   City Transitional Finance Auth.                                        5.00            2/01/2035          5,434
      5,000   Energy Research & Dev. Auth.                                           2.38            7/01/2026          5,064
      2,500   Horace Mann School                                                     3.27            7/01/2027          2,438
     10,000   Long Island Power Auth.                                                5.25            5/01/2022         10,620
      2,500   Long Island Power Auth.                                                3.98            9/01/2025          2,519
      2,500   Long Island Power Auth.                                                4.13            9/01/2026          2,536
      7,000   MTA (ETM)                                                              1.47            7/01/2018          6,986
     10,825   Municipal Water Finance Auth.                                          5.25            6/15/2040         11,346
      6,500   NYU Hospitals Center                                                   4.17            7/01/2037          6,584
        600   Town of Oyster Bay                                                     3.55            2/01/2019            600
      1,830   Town of Oyster Bay                                                     3.80            2/01/2020          1,833
      1,500   Town of Oyster Bay                                                     3.95            2/01/2021          1,506
                                                                                                                   ----------
                                                                                                                       57,466
                                                                                                                   ----------
              NORTH CAROLINA (0.1%)
      5,000   City of Kannapolis                                                     7.28            3/01/2027          5,397
                                                                                                                   ----------

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34  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
              OHIO (0.4%)
$    10,000   Air Quality Dev. Auth.                                                 3.75%          12/01/2023     $    3,950
     10,000   Cleveland Public Power                                                 5.50           11/15/2038         10,347
     15,000   Mercy Healthcare System                                                3.38           11/01/2025         14,706
      5,000   Water Dev. Auth.                                                       4.00           12/01/2033          1,975
                                                                                                                   ----------
                                                                                                                       30,978
                                                                                                                   ----------
              OKLAHOMA (0.0%)
      1,365   Development Finance Auth.                                              5.88            8/01/2037          1,437
                                                                                                                   ----------
              PENNSYLVANIA (0.4%)
      5,045   Commonwealth Financing Auth.                                           3.86            6/01/2038          5,113
      1,375   Economic Development Financing Auth.                                   3.20           11/15/2027          1,337
     10,000   State IDA(a)                                                           3.56            7/01/2024          9,767
     10,000   Philadelphia School District                                           5.06            9/01/2042         10,754
      3,625   Scranton School District                                               4.12            6/15/2034          3,589
      1,625   State Public School Building Auth. (INS -
                Build America Mutual Assurance Co.)                                  2.84           12/01/2019          1,626
      1,300   State Public School Building Auth. (INS -
                Build America Mutual Assurance Co.)                                  4.08           12/01/2023          1,341
                                                                                                                   ----------
                                                                                                                       33,527
                                                                                                                   ----------
              SOUTH CAROLINA (0.1%)
     10,000   Public Service Auth.                                                   4.77           12/01/2045         10,527
                                                                                                                   ----------
              TENNESSEE (0.2%)
      2,000   Jackson Energy Auth.                                                   2.90            4/01/2022          2,002
      2,745   Jackson Energy Auth.                                                   3.05            4/01/2023          2,755
      3,915   Jackson Energy Auth.                                                   3.20            4/01/2024          3,938
      8,000   Metropolitan Nashville & Davidson County
               Health & Educational Board                                            4.05            7/01/2026          8,339
                                                                                                                   ----------
                                                                                                                       17,034
                                                                                                                   ----------
              TEXAS (1.0%)
      7,000   Baylor Scott & White Holdings                                          3.09           11/15/2025          6,792
     20,000   Baylor Scott & White Holdings                                          2.65           11/15/2026         18,764
      1,550   City of Austin CCD                                                     6.76            8/01/2030          1,905
      2,000   City of Austin CCD                                                     6.91            8/01/2035          2,495
      9,000   Colony Local Dev. Corp. (INS - Berkshire
                Hathaway Assurance Corp.)                                            4.38           10/01/2033          8,933
     12,570   Dallas-Fort Worth International Airport Facilities                     4.00           11/01/2021         13,201
      2,265   Dallas-Fort Worth International Airport Facilities                     4.44           11/01/2021          2,363
      5,000   Houston Utility System                                                 5.00           11/15/2033          5,426
      2,000   McLennan County Public Facility                                        3.90            6/01/2029          2,064
      3,000   North Texas Tollway Auth.                                              5.00            9/01/2031          3,337
      4,305   Pedernales Electric Cooperative, Inc.(a)                               5.95           11/15/2022          4,559

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                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$     1,700   Port of Corpus Christi Auth.                                           3.29%          12/01/2023 $        1,701
      1,500   Port of Corpus Christi Auth.                                           3.39           12/01/2024          1,504
      1,000   Port of Corpus Christi Auth.                                           3.49           12/01/2025          1,005
                                                                                                                   ----------
                                                                                                                       74,049
                                                                                                                   ----------
              WASHINGTON (0.2%)
     10,000   State                                                                  5.25            2/01/2036         11,058
                                                                                                                   ----------
              Total Municipal Obligations (cost: $612,295)                                                            621,465
                                                                                                                   ----------
              U.S. GOVERNMENT AGENCY ISSUES(P) (1.1%)

              AGENCY SPONSORED MORTGAGE-BACKED (0.1%)
      2,960   Government National Mortgage Assn. I                                   5.00            8/15/2033          3,208
         50   Government National Mortgage Assn. I                                   6.00            8/15/2028             56
         45   Government National Mortgage Assn. I                                   6.00            9/15/2028             50
        115   Government National Mortgage Assn. I                                   6.00            9/15/2028            128
      1,282   Government National Mortgage Assn. I                                   6.00            9/15/2028          1,440
        239   Government National Mortgage Assn. I                                   6.00           10/15/2028            271
        123   Government National Mortgage Assn. I                                   6.00            1/15/2029            137
         19   Government National Mortgage Assn. I                                   6.00            1/15/2029             21
        190   Government National Mortgage Assn. I                                   6.00            1/15/2029            211
        230   Government National Mortgage Assn. I                                   6.00            1/15/2033            259
          5   Government National Mortgage Assn. I                                   6.50            6/15/2023              5
        138   Government National Mortgage Assn. I                                   6.50            7/15/2023            153
          4   Government National Mortgage Assn. I                                   6.50            7/15/2023              4
         22   Government National Mortgage Assn. I                                   6.50            9/15/2023             25
        132   Government National Mortgage Assn. I                                   6.50           10/15/2023            147
         69   Government National Mortgage Assn. I                                   6.50           10/15/2023             76
         15   Government National Mortgage Assn. I                                   6.50           10/15/2023             17
        168   Government National Mortgage Assn. I                                   6.50           12/15/2023            186
         72   Government National Mortgage Assn. I                                   6.50           12/15/2023             80
         31   Government National Mortgage Assn. I                                   6.50            1/15/2024             34
         51   Government National Mortgage Assn. I                                   6.50            2/15/2024             56
         49   Government National Mortgage Assn. I                                   6.50            4/15/2026             54
        232   Government National Mortgage Assn. I                                   6.50            5/15/2028            260
        455   Government National Mortgage Assn. I                                   6.50           10/15/2031            504
         28   Government National Mortgage Assn. I                                   7.00            5/15/2023             29
         25   Government National Mortgage Assn. I                                   7.00            5/15/2023             27
         20   Government National Mortgage Assn. I                                   7.00            5/15/2023             21
         14   Government National Mortgage Assn. I                                   7.00            5/15/2023             14
         54   Government National Mortgage Assn. I                                   7.00            6/15/2023             56
         69   Government National Mortgage Assn. I                                   7.00            6/15/2023             72
         32   Government National Mortgage Assn. I                                   7.00            8/15/2023             32
         10   Government National Mortgage Assn. I                                   7.00            8/15/2023             11
         61   Government National Mortgage Assn. I                                   7.00            8/15/2023             64

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36  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$        10   Government National Mortgage Assn. I                                   7.00%           8/15/2023 $           11
         38   Government National Mortgage Assn. I                                   7.00            9/15/2023             39
         13   Government National Mortgage Assn. I                                   7.00            1/15/2026             13
         22   Government National Mortgage Assn. I                                   7.00            3/15/2026             23
          7   Government National Mortgage Assn. I                                   7.00            3/15/2026              7
        145   Government National Mortgage Assn. I                                   7.00           10/15/2027            164
        260   Government National Mortgage Assn. I                                   7.00            6/15/2029            284
        129   Government National Mortgage Assn. I                                   7.00            6/15/2029            139
         19   Government National Mortgage Assn. I                                   7.00            7/15/2029             19
        218   Government National Mortgage Assn. I                                   7.00            8/15/2031            247
         71   Government National Mortgage Assn. I                                   7.00            7/15/2032             79
         65   Government National Mortgage Assn. I                                   7.50            7/15/2023             69
        133   Government National Mortgage Assn. I                                   7.50            6/15/2026            143
         58   Government National Mortgage Assn. I                                   7.50            6/15/2026             62
         80   Government National Mortgage Assn. I                                   7.50            7/15/2026             86
        103   Government National Mortgage Assn. I                                   7.50            5/15/2027            110
        142   Government National Mortgage Assn. I                                   7.50            2/15/2028            160
        100   Government National Mortgage Assn. I                                   7.50           12/15/2028            115
         75   Government National Mortgage Assn. I                                   7.50            8/15/2029             85
        509   Government National Mortgage Assn. II                                  5.50            4/20/2033            559
        481   Government National Mortgage Assn. II                                  6.00            8/20/2032            540
        348   Government National Mortgage Assn. II                                  6.00            9/20/2032            391
        166   Government National Mortgage Assn. II                                  6.50            8/20/2031            188
                                                                                                                   ----------
                                                                                                                       11,241
                                                                                                                   ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.8%)
      9,332   Fannie Mae(+)                                                          2.50            2/01/2028          9,253
      1,641   Fannie Mae(+)                                                          5.00            6/01/2033          1,772
        370   Fannie Mae(+)                                                          5.50            7/01/2021            383
      2,077   Fannie Mae(+)                                                          5.50            9/01/2035          2,299
        828   Fannie Mae(+)                                                          5.50           10/01/2035            904
        252   Fannie Mae(+)                                                          5.50            1/01/2036            277
        893   Fannie Mae(+)                                                          5.50            4/01/2036            983
        973   Fannie Mae(+)                                                          5.50            2/01/2037          1,068
        865   Fannie Mae(+)                                                          5.50            3/01/2037            949
        468   Fannie Mae(+)                                                          5.50           11/01/2037            511
      1,216   Fannie Mae(+)                                                          5.50            5/01/2038          1,333
        774   Fannie Mae(+)                                                          6.00            5/01/2036            870
        671   Fannie Mae(+)                                                          6.00            6/01/2036            753
        970   Fannie Mae(+)                                                          6.00            8/01/2037          1,085
        228   Fannie Mae(+)                                                          6.50            4/01/2031            258
          5   Fannie Mae(+)                                                          6.50            7/01/2031              5
        414   Fannie Mae(+)                                                          6.50            3/01/2032            462

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
$        11   Fannie Mae(+)                                                          7.00%          10/01/2022     $       11
          6   Fannie Mae(+)                                                          7.00            3/01/2023              6
     10,531   Freddie Mac(+)                                                         3.50            5/01/2042         10,691
     12,360   Freddie Mac(+)                                                         3.50            6/01/2046         12,504
      4,389   Freddie Mac(+)                                                         3.50            8/01/2046          4,455
      9,256   Freddie Mac(+)                                                         3.50            5/01/2047          9,364
        130   Freddie Mac(+)                                                         5.00            6/01/2020            132
        472   Freddie Mac(+)                                                         5.00            1/01/2021            487
        528   Freddie Mac(+)                                                         5.50           11/01/2020            544
        200   Freddie Mac(+)                                                         5.50           12/01/2020            205
        757   Freddie Mac(+)                                                         5.50           12/01/2035            835
        530   Freddie Mac(+)                                                         5.50            4/01/2036            582
                                                                                                                   ----------
                                                                                                                       62,981
                                                                                                                   ----------
              OTHER U.S. GOVERNMENT SECURITIES (0.2%)
      8,621   Totem Ocean Trailer Express, Inc., Title XI                            6.36            4/15/2028          9,481
      5,085   Washington Aircraft 1 Co. Ltd. (NBGA -
                Export-Import Bank of the United States)                             2.64            9/15/2026          5,037
                                                                                                                   ----------
                                                                                                                       14,518
                                                                                                                   ----------
              Total U.S. Government Agency Issues (cost: $85,880)                                                      88,740
                                                                                                                   ----------

              U.S. TREASURY SECURITIES (10.5%)

              BONDS (4.0%)(S)
     12,950   2.25%, 8/15/2046                                                                                         11,223
     70,000   2.50%, 2/15/2045                                                                                         64,326
     60,000   2.50%, 2/15/2046                                                                                         54,961
     40,000   2.75%, 8/15/2042                                                                                         38,869
     10,000   2.75%, 11/15/2042                                                                                         9,710
     10,000   2.75%, 8/15/2047                                                                                          9,617
     22,000   2.75%, 11/15/2047                                                                                        21,166
     10,000   2.88%, 11/15/2046                                                                                         9,872
     25,000   3.00%, 11/15/2044                                                                                        25,327
      5,000   3.00%, 11/15/2045                                                                                         5,063
      5,000   3.37%, 5/15/2044                                                                                          5,411
     30,000   3.88%, 8/15/2040                                                                                         34,905
     20,000   4.25%, 11/15/2040                                                                                        24,542
                                                                                                                   ----------
                                                                                                                      314,992
                                                                                                                   ----------
              INFLATION-INDEXED NOTES (0.9%)
     58,887   2.38%, 1/15/2025                                                                                         66,294
                                                                                                                   ----------
              NOTES (5.6%)(S)
     20,000   1.63%, 8/15/2022                                                                                         19,265
     20,000   1.63%, 11/15/2022                                                                                        19,204

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38  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                                                                  VALUE
(000)         SECURITY                                                                                                  (000)
-----------------------------------------------------------------------------------------------------------------------------
$    50,000   1.63%, 2/15/2026                                                                                     $   46,109
     25,000   2.00%, 2/15/2022                                                                                         24,585
     10,000   2.00%, 2/15/2023                                                                                          9,749
     80,000   2.00%, 2/15/2025                                                                                         76,574
     10,000   2.25%, 11/15/2024                                                                                         9,746
      5,000   2.25%, 11/15/2025                                                                                         4,844
     10,000   2.25%, 2/15/2027                                                                                          9,625
     10,000   2.25%, 8/15/2027                                                                                          9,605
     10,000   2.25%, 11/15/2027                                                                                         9,599
     10,000   2.38%, 5/15/2027                                                                                          9,717
      5,000   2.50%, 5/15/2024                                                                                          4,963
     25,000   2.62%, 8/15/2020                                                                                         25,230
     55,000   2.63%, 11/15/2020                                                                                        55,501
      5,000   3.37%, 11/15/2019                                                                                         5,110
     45,000   3.50%, 5/15/2020                                                                                         46,297
     50,000   3.63%, 2/15/2020                                                                                         51,456
                                                                                                                   ----------
                                                                                                                      437,179
                                                                                                                   ----------
              Total U.S. Treasury Securities (cost: $819,925)                                                         818,465
                                                                                                                   ----------
              Total Bonds (cost: $7,359,577)                                                                        7,471,310
                                                                                                                   ----------

-----------------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (1.7%)

              COMMON STOCKS (0.5%)

              CONSUMER STAPLES (0.0%)
              -----------------------
              HOUSEHOLD PRODUCTS (0.0%)
     24,000   Kimberly-Clark Corp.                                                                                      2,808
                                                                                                                   ----------
              ENERGY (0.1%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
     23,780   Chevron Corp.                                                                                             2,981
     55,000   Royal Dutch Shell plc ADR "A"                                                                             3,863
                                                                                                                   ----------
              Total Energy                                                                                              6,844
                                                                                                                   ----------
              FINANCIALS (0.2%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
    202,000   Prospect Capital Corp.(h)                                                                                 1,303
                                                                                                                   ----------
              CONSUMER FINANCE (0.0%)
     24,649   Synchrony Financial                                                                                         978
                                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       MARKET
NUMBER                                                                                                                  VALUE
OF SHARES     SECURITY                                                                                                  (000)
-----------------------------------------------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (0.1%)
$    50,000   Bank of Montreal                                                                                     $    4,115
     25,000   Canadian Imperial Bank of Commerce                                                                        2,476
                                                                                                                   ----------
                                                                                                                        6,591
                                                                                                                   ----------
              REGIONAL BANKS (0.0%)
    126,414   Regions Financial Corp.                                                                                   2,431
                                                                                                                   ----------
              REITS - MORTGAGE (0.1%)
     89,000   AGNC Investment Corp.                                                                                     1,672
    135,632   Annaly Capital Management, Inc.                                                                           1,430
     18,213   Granite Point Mortgage Trust, Inc.                                                                          314
    199,850   MFA Financial, Inc.                                                                                       1,431
     96,100   Two Harbors Investment Corp.                                                                              1,417
                                                                                                                   ----------
                                                                                                                        6,264
                                                                                                                   ----------
              Total Financials                                                                                         17,567
                                                                                                                   ----------
              HEALTH CARE (0.0%)
              ------------------
              PHARMACEUTICALS (0.0%)
     44,920   Merck & Co., Inc.                                                                                         2,662
                                                                                                                   ----------
              INDUSTRIALS (0.0%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.0%)
     55,835   General Electric Co.                                                                                        903
                                                                                                                   ----------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              SEMICONDUCTORS (0.1%)
     63,943   Intel Corp.                                                                                               3,078
     18,500   QUALCOMM, Inc.                                                                                            1,263
                                                                                                                   ----------
              Total Information Technology                                                                              4,341
                                                                                                                   ----------
              TELECOMMUNICATION SERVICES (0.0%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
     44,050   AT&T, Inc.                                                                                                1,650
     21,000   Verizon Communications, Inc.                                                                              1,135
                                                                                                                   ----------
              Total Telecommunication Services                                                                          2,785
                                                                                                                   ----------
              UTILITIES (0.1%)
              ----------------
              ELECTRIC UTILITIES (0.0%)
     27,500   Southern Co.                                                                                              1,240
                                                                                                                   ----------
              MULTI-UTILITIES (0.1%)
     44,000   CMS Energy Corp.                                                                                          1,969
     15,200   Dominion Energy, Inc.                                                                                     1,162
                                                                                                                   ----------
                                                                                                                        3,131
                                                                                                                   ----------
              Total Utilities                                                                                           4,371
                                                                                                                   ----------
              Total Common Stocks (cost: $32,236)                                                                      42,281
                                                                                                                   ----------

================================================================================

40  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                                                                  VALUE
$(000)/SHARES SECURITY                                                                                                  (000)
-----------------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (1.2%)

              CONSUMER STAPLES (0.3%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.3%)
    200,000   CHS, Inc., 7.88%, cumulative redeemable(i)                                                           $    5,756
    172,520   Dairy Farmers of America, Inc., 7.88%, cumulative
               redeemable(a),(i)                                                                                       17,800
                                                                                                                   ----------
              Total Consumer Staples                                                                                   23,556
                                                                                                                   ----------
              FINANCIALS (0.2%)
              -----------------
              DIVERSIFIED BANKS (0.0%)
     40,000   Citigroup Capital XIII, 7.68%, 3 mo. LIBOR + 6.37%(b)                                                     1,091
                                                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
$     5,000   Catlin Insurance Co. Ltd., 7.25%, 3 mo. LIBOR + 2.975%(a),(b)                                             4,912
                                                                                                                   ----------
              REGIONAL BANKS (0.1%)
     10,800   M&T Bank Corp., 6.38%, cumulative redeemable                                                             11,043
                                                                                                                   ----------
              Total Financials                                                                                         17,046
                                                                                                                   ----------
              REAL ESTATE (0.6%)
              ------------------
              REITS - INDUSTRIAL (0.3%)
    344,500   ProLogis, Inc., 8.54%                                                                                    23,894
                                                                                                                   ----------
              REITS - RESIDENTIAL (0.3%)
    142,500   Equity Residential Properties Trust, 8.29%, Series K,
                depositary shares, cumulative redeemable                                                                9,245
    250,000   Mid-America Apartment Communities, Inc., 8.50%(i),(r)                                                    16,450
                                                                                                                   ----------
              Total Real Estate                                                                                        49,589
                                                                                                                   ----------
              UTILITIES (0.1%)
              ----------------
              ELECTRIC UTILITIES (0.1%)
    200,000   Entergy Texas, Inc., 5.63% (h)                                                                            5,120
                                                                                                                   ----------
              Preferred Stocks (cost: $79,037)                                                                         95,311
                                                                                                                   ----------
              Total Equity Securities (cost: $111,273)                                                                137,592
                                                                                                                   ----------

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                              COUPON
(000)                                                                                RATE            MATURITY
-----------------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.8%)

              COMMERCIAL PAPER (1.8%)
$    13,586   Brown-Forman Corp.(a)                                                  1.55%          2/14/2018          13,579
     15,000   Ei Du Pont De Nemours(a)                                               1.70           2/16/2018          14,989
      5,276   Florida Power Co.                                                      1.63           3/02/2018           5,269
     30,993   Landesbank Baden-Wurttemberg                                           1.46           2/06/2018          30,987

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                              MARKET
AMOUNT                                                                              COUPON                              VALUE
(000)         SECURITY                                                               RATE            MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------

$     12,900  Northern Gas Corp.                                                     1.60%          2/01/2018      $   12,900
      14,031  Snap-On, Inc.(a)                                                       1.62           2/07/2018          14,027
       7,500  Southern California Edison Co.(a)                                      1.60           2/02/2018           7,500
       5,900  Southern California Edison Co.(a)                                      1.58           2/05/2018           5,899
      21,832  Southern California Edison Co.(a)                                      1.63           2/22/2018          21,811
       3,110  Southern California Edison Co.(a)                                      1.65           2/23/2018           3,107
       7,936  Virginia Electric & Power Co.                                          1.70           2/27/2018           7,926
                                                                                                                   ----------
              Total Commercial Paper (cost: $137,994)                                                                 137,994
                                                                                                                   ----------

-----------------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
     717,618  State Street Institutional Treasury Money Market Fund
                Premier Class, 1.23%(q) (cost: $717)                                                                      717
                                                                                                                   ----------
              Total Money Market Instruments (cost: $138,711)                                                         138,711
                                                                                                                   ----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (0.6%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)
      49,020  Federated Government Obligations Fund Institutional Class, 1.19%(q)                                          49
     177,963  Fidelity Government Fund Portfolio Class I, 1.22%(q)                                                        178
   3,133,454  Goldman Sachs Financial Square Government Fund
                Institutional Class, 1.21%(q)                                                                           3,134
  31,024,960  Invesco Government & Agency Portfolio
                Institutional Class, 1.24%(q)                                                                          31,025
   9,984,181  Morgan Stanley Institutional Liquidity Funds Government
                Portfolio Institutional Class, 1.21%(q)                                                                 9,984
   1,587,283  Western Asset Institutional Government Reserves
                Institutional Class, 1.22%(q)                                                                           1,587
                                                                                                                   ----------
              Total Short-Term Investments Purchased with Cash Collateral
                from Securities Loaned (cost: $45,957)                                                                 45,957
                                                                                                                   ----------

              TOTAL INVESTMENTS (COST: $7,655,518)                                                                 $7,793,570
                                                                                                                   ==========

================================================================================

42  | USAA INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------------------
ASSETS                                                LEVEL 1               LEVEL 2               LEVEL 3               TOTAL
-----------------------------------------------------------------------------------------------------------------------------
Bonds:
  Asset-Backed Securities                            $      -            $  200,711                    $-          $  200,711
  Collateralized Loan Obligations                           -               117,248                     -             117,248
  Commercial Mortgage Securities                            -               485,510                     -             485,510
  Corporate Obligations                                     -             3,766,908                     -           3,766,908
  Eurodollar and Yankee Obligations                         -             1,343,510                     -           1,343,510
  Foreign Government Obligations                            -                28,753                     -              28,753
  Municipal Obligations                                     -               621,465                     -             621,465
  U.S. Government Agency Issues                             -                88,740                     -              88,740
  U.S. Treasury Securities                            818,465                     -                     -             818,465

Equity Securities:
  Common Stocks                                        42,281                     -                     -              42,281
  Preferred Stocks                                          -                95,311                     -              95,311

Money Market Instruments:
  Commercial Paper                                          -               137,994                     -             137,994
  Government & U.S. Treasury Money
     Market Funds                                         717                     -                     -                 717

Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned:
  Government & U.S. Treasury Money
     Market Funds                                      45,957                     -                     -              45,957
-----------------------------------------------------------------------------------------------------------------------------
Total                                                $907,420            $6,886,150                    $-          $7,793,570
-----------------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through January 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 20.1% of net assets at January 31, 2018.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for

================================================================================

44  | USAA INCOME FUND

================================================================================

    principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    COLLATERALIZED LOAN OBLIGATIONS (CLOs) - Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    U.S. TREASURY INFLATION-INDEXED NOTES - Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR       American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
              U.S. dollars.
    CAD       Canadian dollars
    CCD       Community College District
    EDA       Economic Development Authority
    EDC       Economic Development Corp.
    ETM       Escrowed to final maturity
    IDA       Industrial Development Authority/Agency
    LIBOR     London Interbank Offered Rate
    MTA       Metropolitan Transportation Authority
    PRE       Pre-refunded to a date prior to maturity
    REITs     Real estate investment trusts - Dividend distributions from  REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
    Title XI  The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S.
              government.

    CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    INS Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to

================================================================================

46  | USAA INCOME FUND

================================================================================

           default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
    NBGA Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Variable-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at January 31, 2018.

    (c) Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

    (d) Security was fair valued at January 31, 2018, by the Manager in accordance with valuation procedures approved by the Board.

    (e) Stated interest rates may change slightly over time as underlying mortgages paydown.

    (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2018, was $16,866,000, which represented 0.2% of the Fund's net assets.

    (g) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

         January 31, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (h) The security, or a portion thereof, was out on loan as of January 31, 2018.

    (i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (j) Fixed to Floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

    (k) Restricted security that is not registered under the Securities Act of 1933.

    (l)  In U.S. dollars unless otherwise noted.

    (m) Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

    (n)  A portion of the 7.35% coupon is PIK (6.35% cash, 1.00% PIK).

    (o) Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

    (p) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are

================================================================================

48  | USAA INCOME FUND

================================================================================

         supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (q) Rate represents the money market fund annualized seven-day yield at January 31, 2018.

    (r) At January 31, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (s) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  49

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including
      securities on loan of $44,330)(cost of $7,655,518)                                                $7,793,570
   Cash                                                                                                        128
   Receivables:
      Capital shares sold                                                                                   11,267
      Dividends and interest                                                                                69,843
      Other                                                                                                     76
                                                                                                        ----------
          Total assets                                                                                   7,874,884
                                                                                                        ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                                      45,957
      Securities purchased                                                                                  22,058
      Capital shares redeemed                                                                                5,802
   Accrued management fees                                                                                   1,865
   Accrued transfer agent's fees                                                                               169
   Other accrued expenses and payables                                                                         594
                                                                                                        ----------
          Total liabilities                                                                                 76,445
                                                                                                        ----------
              Net assets applicable to capital shares outstanding                                       $7,798,439
                                                                                                        ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                      $7,665,633
   Overdistribution of net investment income                                                                (6,241)
   Accumulated net realized gain on investments                                                                993
   Net unrealized appreciation of investments                                                              138,052
   Net unrealized appreciation of foreign currency translations                                                  2
                                                                                                        ----------
              Net assets applicable to capital shares outstanding                                       $7,798,439
                                                                                                        ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $3,871,561/298,184 capital shares
          outstanding, no par value)                                                                    $    12.98
                                                                                                        ==========
      Institutional Shares (net assets of $3,786,596/291,840 capital
      shares outstanding, no par value)                                                                 $    12.97
                                                                                                        ==========
      Adviser Shares (net assets of $119,974/9,264 capital shares
          outstanding, no par value)                                                                    $    12.95
                                                                                                        ==========
      R6 Shares (net assets of $20,308/1,565 capital shares
          outstanding, no par value)                                                                    $    12.98
                                                                                                        ==========

See accompanying notes to financial statements.

================================================================================

50  | USAA INCOME FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $34)                                                      $   4,333
   Interest                                                                                                142,111
   Securities lending (net)                                                                                    245
                                                                                                         ---------
       Total income                                                                                        146,689
                                                                                                         ---------
EXPENSES
   Management fees                                                                                           9,168
   Administration and servicing fees:
       Fund Shares                                                                                           2,845
       Institutional Shares                                                                                  1,883
       Adviser Shares                                                                                           96
       R6 Shares                                                                                                 3
   Transfer agent's fees:
       Fund Shares                                                                                           2,045
       Institutional Shares                                                                                  1,883
       Adviser Shares                                                                                           60
       R6 Shares                                                                                                 1
   Distribution and service fees (Note 7E):
       Adviser Shares                                                                                          160
   Custody and accounting fees:
       Fund Shares                                                                                             205
       Institutional Shares                                                                                    209
       Adviser Shares                                                                                            7
   Postage:
       Fund Shares                                                                                              76
       Institutional Shares                                                                                     50
       Adviser Shares                                                                                            4
   Shareholder reporting fees:
       Fund Shares                                                                                              43
       Institutional Shares                                                                                      9
       Adviser Shares                                                                                            1
   Trustees' fees                                                                                               17
   Registration fees:
       Fund Shares                                                                                              54
       Institutional Shares                                                                                     34
       Adviser Shares                                                                                            8
       R6 Shares                                                                                                13

================================================================================

                                                      FINANCIAL STATEMENTS |  51

================================================================================

   Professional fees                                                                                     $      81
   Other                                                                                                        56
                                                                                                         ---------
       Total expenses                                                                                       19,011
                                                                                                         ---------
   Expenses reimbursed:
       R6 Shares                                                                                                (9)
                                                                                                         ---------
   Net expenses                                                                                             19,002
                                                                                                         ---------
NET INVESTMENT INCOME                                                                                      127,687
                                                                                                         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Unaffiliated transactions                                                                             2,508
       Affiliated transactions (Note 9)                                                                          2
       Foreign currency transactions                                                                            (4)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                                        (106,668)
       Foreign currency translations                                                                            (2)
                                                                                                         ---------
          Net realized and unrealized loss                                                                (104,164)
                                                                                                         ---------
   Increase in net assets resulting from operations                                                      $  23,523
                                                                                                         =========

See accompanying notes to financial statements.

================================================================================

52  | USAA INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited), and year ended
July 31, 2017

---------------------------------------------------------------------------------------------------------------------------
                                                                                          1/31/2018               7/31/2017
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
     Net investment income                                                               $  127,687               $ 237,622
     Net realized gain on investments                                                         2,510                  21,825
     Net realized loss on foreign currency transactions                                          (4)                     (6)
     Net realized loss on futures transactions                                                    -                  (1,391)
     Change in net unrealized appreciation/(depreciation) of:
          Investments                                                                      (106,668)               (110,844)
          Foreign currency translations                                                          (2)                      4
          Futures contracts                                                                       -                  (2,234)
                                                                                         ----------------------------------
          Increase in net assets resulting from operations                                   23,523                 144,976
                                                                                         ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income:
          Fund Shares                                                                       (66,958)               (116,327)
          Institutional Shares                                                              (67,307)               (116,467)
          Adviser Shares                                                                     (2,104)                 (4,547)
          R6 Shares*                                                                           (241)                   (118)
                                                                                         ----------------------------------
               Total distributions of net investment income                                (136,610)               (237,459)
                                                                                         ----------------------------------
     Net realized gains:
          Fund Shares                                                                        (7,223)                      -
          Institutional Shares                                                               (7,104)                      -
          Adviser Shares                                                                       (237)                      -
          R6 Shares*                                                                            (37)                      -
                                                                                         ----------------------------------
               Total distributions of net realized gains                                    (14,601)                      -
                                                                                         ----------------------------------
          Distributions to shareholders                                                    (151,211)                      -
                                                                                         ----------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
     Fund Shares                                                                            317,330                 271,867
     Institutional Shares                                                                   203,801                 571,527
     Adviser Shares                                                                          (8,932)                (37,928)
     R6 Shares*                                                                              15,529                   5,000
                                                                                         ----------------------------------
               Total net increase in net assets from capital share transactions             527,728                 810,466
                                                                                         ----------------------------------
     Net increase in net assets                                                             400,040                 717,983

NET ASSETS
     Beginning of period                                                                  7,398,399               6,680,416
                                                                                         ----------------------------------
     End of period                                                                       $7,798,439              $7,398,399
                                                                                         ==================================
Accumulated undistributed (overdistribution of) net
     investment income:
     End of period                                                                       $   (6,241)             $    2,682
                                                                                         ==================================

* R6 Shares commenced operations on December 1, 2016.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  53

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek maximum current income without undue risk to principal.

The Fund consists of four classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), Income Fund Adviser Shares (Adviser Shares), and Income Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance

================================================================================

54  | USAA INCOME FUND

================================================================================

companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the

================================================================================

56  | USAA INCOME FUND

================================================================================

        prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

        securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

58  | USAA INCOME FUND

================================================================================

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended January 31, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

    the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of

================================================================================

60  | USAA INCOME FUND

================================================================================

    securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of January 31, 2018, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $7,500,000; all of which were when-issued securities.

H. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2018, there were no custodian and other bank credits.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended January 31, 2018, the Fund paid CAPCO facility fees of $30,000, which represents 9.5% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of July 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2018, were $232,781,000 and $94,729,000, respectively, resulting in net unrealized appreciation of $138,052,000.

================================================================================

62  | USAA INCOME FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2018, were $698,580,000 and $254,389,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At January 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                   NON-CASH COLLATERAL              CASH COLLATERAL
-------------------------------------------------------------------------------
    $44,330,000                        $-                         $45,957,000

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                 SIX-MONTH
                                               PERIOD ENDED                         YEAR ENDED
                                             JANUARY 31, 2018                      JULY 31, 2017
     ------------------------------------------------------------------------------------------------
                                         SHARES            AMOUNT            SHARES           AMOUNT
                                        -------------------------------------------------------------
     FUND SHARES:
     Shares sold                         42,009          $ 553,423           61,042         $ 798,768
     Shares issued from
       reinvested dividends               5,416             71,264            8,485           111,019
     Shares redeemed                    (23,343)          (307,357)         (48,783)         (637,920)
                                        -------------------------------------------------------------
     Net increase from capital
       share transactions                24,082          $ 317,330           20,744         $ 271,867
                                        =============================================================
     INSTITUTIONAL SHARES:
     Shares sold                         27,801          $ 366,390           70,484         $ 921,425
     Shares issued from
       reinvested dividends               5,505             72,381            8,645           113,016
     Shares redeemed                    (17,822)          (234,970)         (35,421)         (462,914)
                                        -------------------------------------------------------------
     Net increase from capital
       share transactions                15,484          $ 203,801           43,708         $ 571,527
                                        =============================================================
     ADVISER SHARES:
     Shares sold                            233          $   3,070              395         $   5,169
     Shares issued from
       reinvested dividends                 177              2,322              347             4,530
     Shares redeemed                     (1,090)           (14,324)          (3,634)          (47,627)
                                        -------------------------------------------------------------
     Net decrease from
       capital share transactions          (680)         $  (8,932)          (2,892)        $ (37,928)
                                        =============================================================
     R6 SHARES (COMMENCED ON
     DECEMBER 1, 2016):
     Shares sold                          1,224          $  16,162              390         $   5,000
     Shares issued from
       reinvested dividends                  13                173                -                 -
     Shares redeemed                        (62)              (806)               -                 -
                                        -------------------------------------------------------------
     Net increase from capital
       share transactions                 1,175          $  15,529              390         $   5,000
                                        =============================================================

================================================================================

64  | USAA INCOME FUND

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended January 31, 2018, the Fund had no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper A Rated Bond Funds Index. The Lipper A Rated Bond Funds Index tracks the total return performance of funds within the Lipper Corporate Debt Funds A Rated category.

    The performance period for each class consists of the current month plus the previous 35 months. The performance period for the R6 Shares commenced on December 1, 2016, and includes the performance of the Fund Shares for periods prior to December 1, 2016. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                                   ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                                (IN BASIS POINTS)(1)
    --------------------------------------------------------------------------
    +/- 20 to 50                                        +/- 4
    +/- 51 to 100                                       +/- 5
    +/- 101 and greater                                 +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2018, the Fund incurred total management fees, paid or payable to the Manager, of $9,168,000, which included a performance adjustment for the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares of $(81,000), $34,000, $(24,000), and less than $500, respectively. For the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares, the performance adjustments were less than (0.01)%, less than 0.01%, (0.04)% and less than (0.01)%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, 0.10% of average net assets of the Institutional Shares, and 0.05% of average net assets of the R6 Shares. For the six-month period ended January 31, 2018, the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,845,000, $1,883,000, $96,000, and $3,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by

================================================================================

66  | USAA INCOME FUND

================================================================================

    the Manager. For the six-month period ended January 31, 2018, the Fund reimbursed the Manager $26,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through November 30, 2018, to limit the total annual operating expenses of the R6 Shares to 0.39% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the R6 Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through November 30, 2018, without the approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2018, the R6 Shares incurred reimbursable expenses of $9,000, of which less than $500 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' and 0.01% of the R6 Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2018, the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares incurred transfer agent's fees, paid or payable to SAS, of $2,045,000, $1,883,000, $60,000, and $1,000, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) fees - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company
    (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

    such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $160,000.

F. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
Cornerstone Conservative                                                0.6
Target Retirement Income                                                0.9
Target Retirement 2020                                                  1.3
Target Retirement 2030                                                  1.7
Target Retirement 2040                                                  0.8
Target Retirement 2050                                                  0.3
Target Retirement 2060                                                  0.0*

* Represents less than 0.1%

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2018, USAA and its affiliates owned 390,000 R6 Shares, which represents 25% of the R6 Shares outstanding, and 0.1% of the Fund's total outstanding shares.

================================================================================

68  | USAA INCOME FUND

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2018, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                            NET REALIZED
                                                           COST TO          GAIN (LOSS)
SELLER                       PURCHASER                    PURCHASER         TO SELLER
----------------------------------------------------------------------------------------
Income          Core Intermediate-Term Bond ETF         $ 1,013,000        $    2,000
High Income     Income                                   17,134,000         2,000,000

(10) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFS, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

(11) NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

================================================================================

70  | USAA INCOME FUND

================================================================================

(12) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                                 YEAR ENDED JULY 31,
                             --------------------------------------------------------------------------------------
                                   2018           2017           2016           2015            2014           2013
                             --------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    13.20     $    13.40     $    12.99     $    13.28      $    13.10     $    13.43
                             --------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .22            .44            .47            .47            .51             .49
  Net realized and
    unrealized gain (loss)         (.19)          (.20)           .40           (.27)           .18            (.32)
                             --------------------------------------------------------------------------------------
Total from investment
  operations                        .03            .24            .87            .20            .69             .17
                             --------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.23)          (.44)          (.46)          (.46)          (.51)           (.47)
  Realized capital gains           (.02)             -              -           (.01)          (.00)(a)        (.03)
  Return of capital                   -              -              -           (.02)             -               -
                             --------------------------------------------------------------------------------------
Total distributions                (.25)          (.44)          (.46)          (.49)          (.51)           (.50)
                             --------------------------------------------------------------------------------------
Net asset value at
  end of period              $    12.98     $    13.20     $    13.40     $    12.99      $   13.28      $    13.10
                             ======================================================================================
Total return (%)*                  0.28           1.91           6.88           1.45           5.43            1.30
Net assets at end
  of period (000)            $3,871,561     $3,617,550     $3,394,088     $3,544,344      $2,859,427     $2,659,263
Ratios to average
  net assets:**
  Expenses (%)(b)                   .52(c)         .49            .51            .53             .59            .58
  Net investment income (%)        3.29(c)        3.40           3.61           3.36            3.55           3.53
Portfolio turnover (%)                3              9             11             10              14             24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $3,764,118,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                      -              -              -              -               -           (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  71

================================================================================

(12) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                                 YEAR ENDED JULY 31,
                             --------------------------------------------------------------------------------------
                                   2018           2017           2016           2015            2014           2013
                             --------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    13.19     $    13.39     $    12.99     $    13.28      $    13.09     $    13.42
                             --------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .22            .45            .48            .49             .53            .48
  Net realized and
    unrealized gain (loss)         (.18)          (.20)           .39           (.28)            .19           (.29)
                             --------------------------------------------------------------------------------------
Total from investment
  operations                        .04            .25            .87            .21             .72            .19
                             --------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.24)          (.45)          (.47)          (.47)           (.53)          (.49)
  Realized capital gains           (.02)             -              -           (.01)           (.00)(a)       (.03)
  Return of capital                   -              -              -           (.02)              -              -
                             --------------------------------------------------------------------------------------
Total distributions                (.26)          (.45)          (.47)          (.50)           (.53)          (.52)
                             --------------------------------------------------------------------------------------
Net asset value at
  end of period              $    12.97     $    13.19     $    13.39     $    12.99      $    13.28     $    13.09
                             ======================================================================================
Total return (%)*                  0.31           1.97           6.89           1.51            5.63           1.42
Net assets at end
  of period (000)            $3,786,596     $3,644,795     $3,114,810     $2,227,221      $2,098,035     $1,847,503
Ratios to average
  net assets:**
  Expenses (%)(b)                   .46(c)         .43            .44            .46             .48            .47
  Net investment income (%)        3.35(c)        3.45           3.66           3.43            3.65           3.63
Portfolio turnover (%)                3              9             11             10              14             24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $3,735,657,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                      -              -              -              -               -           (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

72  | USAA INCOME FUND

================================================================================

(12) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                                 YEAR ENDED JULY 31,
                             --------------------------------------------------------------------------------------
                                   2018           2017           2016           2015            2014           2013
                             --------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $  13.16       $  13.36       $  12.96       $  13.25         $ 13.08         $13.41
                               ------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .21            .42            .44            .44             .37(a)         .43
  Net realized and
    unrealized gain (loss)         (.18)          (.21)           .38           (.27)            .28(a)        (.30)
                               ------------------------------------------------------------------------------------
Total from investment
  operations                        .03            .21            .82            .17             .65(a)         .13
                               ------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.22)          (.41)          (.42)          (.43)           (.48)          (.43)
  Realized capital gains           (.02)             -              -           (.01)           (.00)(b)       (.03)
  Return of capital                   -              -              -           (.02)              -              -
                               ------------------------------------------------------------------------------------
Total distributions                (.24)          (.41)          (.42)          (.46)           (.48)          (.46)
                               ------------------------------------------------------------------------------------
Net asset value at
  end of period                $  12.95       $  13.16       $  13.36       $  12.96         $ 13.25         $13.08
                               ====================================================================================
Total return (%)*                  0.25           1.67           6.53           1.23            5.11            .99
Net assets at end
  of period (000)              $119,974       $130,912       $171,518       $222,494         $42,542         $5,875
Ratios to average
  net assets:**
  Expenses (%)(c)                   .74(e)         .72            .77            .79(d)          .88            .90
  Expenses, excluding
    reimbursements (%)(c)           .74(e)         .72            .77            .79             .88           1.08
  Net investment income (%)        3.07(e)        3.17           3.36           3.10            3.13           3.21
Portfolio turnover (%)                3              9             11             10              14             24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $126,809,000.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                      -              -              -              -               -           (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares'
    average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  73

================================================================================

(12) FINANCIAL HIGHLIGHTS (CONTINUED) - R6 SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         SIX-MONTH
                                                       PERIOD ENDED              PERIOD ENDED
                                                        JANUARY 31,                 JULY 31,
                                                       --------------------------------------
                                                           2018                       2017***
                                                       --------------------------------------
Net asset value at beginning of period                  $ 13.19                     $12.83
                                                        ----------------------------------
Income (loss) from investment operations:
  Net investment income                                     .24(a)                     .30
  Net realized and unrealized gain                         (.19)(a)                    .36
                                                        ----------------------------------
Total from investment operations                            .05(a)                     .66
                                                        ----------------------------------
Less distributions from:
  Net investment income                                    (.24)                      (.30)
  Realized capital gains                                   (.02)                         -
                                                        ----------------------------------
Total distributions                                        (.26)                      (.30)
                                                        ----------------------------------
Net asset value at end of period                        $ 12.98                     $13.19
                                                        ==================================
Total return (%)*                                          0.44                       5.22
Net assets at end of period (000)                       $20,308                     $5,142
Ratios to average net assets:**
  Expenses (%)(b)                                           .39                        .39
  Expenses, excluding reimbursements (%)(b)                 .53                        .99
  Net investment income (%)(b)                             3.43                       3.50
Portfolio turnover (%)                                        3                          9

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $12,018,121.
*** R6 Shares commenced operations on December 1, 2016.
(a) Calculated using average shares. For the six-month period ended January 31, 2018, average shares were 876,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

74  | USAA INCOME FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2017, through January 31, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of

================================================================================

                                                           EXPENSE EXAMPLE |  75

================================================================================

investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                          BEGINNING            ENDING               DURING PERIOD*
                                        ACCOUNT VALUE       ACCOUNT VALUE          AUGUST 1, 2017 -
                                        AUGUST 1, 2017     JANUARY 31, 2018        JANUARY 31, 2018
                                       -------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00           $1,002.80                  $2.63

Hypothetical
  (5% return before expenses)              1,000.00            1,022.58                   2.65

INSTITUTIONAL SHARES
Actual                                     1,000.00            1,003.10                   2.32

Hypothetical
  (5% return before expenses)              1,000.00            1,022.89                   2.35

ADVISER SHARES
Actual                                     1,000.00            1,002.50                   3.74

Hypothetical
  (5% return before expenses)              1,000.00            1,021.48                   3.77

R6 SHARES
Actual                                     1,000.00            1,004.40                   1.97

Hypothetical
  (5% return before expenses)              1,000.00            1,023.24                   1.99

*Expenses are equal to the annualized expense ratio of 0.52% for Fund Shares, 0.46% for Institutional Shares, 0.74% for Adviser Shares, and 0.39% for R6 Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.28% for Fund Shares, 0.31% for Institutional Shares, 0.25% for Adviser Shares, and 0.44% for R6 Shares, for the six-month period of August 1, 2017, through January 31, 2018.

================================================================================

76  | USAA INCOME FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       We know what it means to serve.(R)

   =============================================================================
   23424-0318                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA INCOME STOCK FUND]

  =============================================================

        SEMIANNUAL REPORT
        USAA INCOME STOCK FUND
        FUND SHARES (USISX) o INSTITUTIONAL SHARES (UIISX)
        o R6 SHARES (URISX)
        JANUARY 31, 2018

  =============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

    Portfolio of Investments                                                   3

    Notes to Portfolio of Investments                                         13

    Financial Statements                                                      15

    Notes to Financial Statements                                             19

EXPENSE EXAMPLE                                                               38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA INCOME STOCK FUND (THE FUND) SEEKS CURRENT INCOME WITH THE PROSPECT OF INCREASING DIVIDEND INCOME AND THE POTENTIAL FOR CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends. This 80% policy may be changed upon at least 60 days' written notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 1/31/18 o
                                (% of Net Assets)

Pfizer, Inc. .............................................................. 2.2%
Microsoft Corp. ........................................................... 2.2%
Johnson & Johnson ......................................................... 2.1%
JPMorgan Chase & Co. ...................................................... 2.0%
Occidental Petroleum Corp. ................................................ 1.9%
Bank of America Corp. ..................................................... 1.8%
Merck & Co., Inc. ......................................................... 1.8%
AbbVie, Inc. .............................................................. 1.7%
Wal-Mart Stores, Inc. ..................................................... 1.7%
Cisco Systems, Inc. ....................................................... 1.6%

                        o SECTOR ALLOCATION* - 1/31/18 o

                        [PIE CHART OF SECTOR ALLOCATION]

FINANCIALS                                                                 17.0%
INFORMATION TECHNOLOGY                                                     13.8%
INDUSTRIALS                                                                12.8%
HEALTH CARE                                                                11.4%
CONSUMER STAPLES                                                           11.1%
UTILITIES                                                                   9.2%
ENERGY                                                                      8.3%
CONSUMER DISCRETIONARY                                                      5.3%
TELECOMMUNICATION SERVICES                                                  4.6%
MATERIALS                                                                   3.0%
REAL ESTATE                                                                 1.7%

                                  [END CHART]

*Does not include money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 3-12.

================================================================================

2  | USAA INCOME STOCK FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (98.2%)

            COMMON STOCKS (98.2%)

            CONSUMER DISCRETIONARY (5.3%)
            -----------------------------
            ADVERTISING (0.5%)
   175,215  Omnicom Group, Inc.                                                               $   13,430
                                                                                              ----------
            AUTO PARTS & EQUIPMENT (0.5%)
   259,590  Magna International, Inc.                                                             14,836
                                                                                              ----------
            AUTOMOBILE MANUFACTURERS (0.4%)
   118,575  Daimler AG ADR                                                                        10,861
                                                                                              ----------
            CASINOS & GAMING (0.3%)
   133,032  Las Vegas Sands Corp.                                                                 10,313
                                                                                              ----------
            DISTRIBUTORS (0.4%)
   119,821  Genuine Parts Co.                                                                     12,470
                                                                                              ----------
            HOME IMPROVEMENT RETAIL (1.2%)
   170,146  Home Depot, Inc.                                                                      34,182
                                                                                              ----------
            HOTELS, RESORTS & CRUISE LINES (0.3%)
   131,089  Carnival Corp.                                                                         9,387
                                                                                              ----------
            MOVIES & ENTERTAINMENT (0.2%)
    72,137  Time Warner, Inc.                                                                      6,878
                                                                                              ----------
            RESTAURANTS (1.5%)
   199,906  Brinker International, Inc.                                                            7,265
   219,276  McDonald's Corp.                                                                      37,527
                                                                                              ----------
                                                                                                  44,792
                                                                                              ----------
            Total Consumer Discretionary                                                         157,149
                                                                                              ----------
            CONSUMER STAPLES (11.1%)
            ------------------------
            AGRICULTURAL PRODUCTS (0.2%)
    61,100  Bunge Ltd.                                                                             4,853
                                                                                              ----------
            BREWERS (0.5%)
    33,660  Anheuser-Busch InBev S.A. ADR                                                          3,819
   115,542  Molson Coors Brewing Co. "B"                                                           9,708
                                                                                              ----------
                                                                                                  13,527
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            DRUG RETAIL (0.3%)
   101,481  CVS Health Corp.                                                                  $    7,985
                                                                                              ----------
            FOOD DISTRIBUTORS (0.1%)
    70,530  Sysco Corp.                                                                            4,434
                                                                                              ----------
            HOUSEHOLD PRODUCTS (2.3%)
    94,145  Colgate-Palmolive Co.                                                                  6,989
   182,177  Kimberly-Clark Corp.                                                                  21,315
   458,786  Procter & Gamble Co.                                                                  39,612
                                                                                              ----------
                                                                                                  67,916
                                                                                              ----------
            HYPERMARKETS & SUPER CENTERS (1.7%)
   459,098  Wal-Mart Stores, Inc.                                                                 48,940
                                                                                              ----------
            PACKAGED FOODS & MEATS (1.0%)
   236,586  Campbell Soup Co.                                                                     11,013
   224,359  Kraft Heinz Co.                                                                       17,588
                                                                                              ----------
                                                                                                  28,601
                                                                                              ----------
            PERSONAL PRODUCTS (0.7%)
   374,200  Unilever N.V.(a)                                                                      21,513
                                                                                              ----------
            SOFT DRINKS (1.2%)
   160,781  Coca-Cola Co.                                                                          7,652
   249,424  Coca-Cola European Partners plc                                                       10,017
   153,835  PepsiCo, Inc.                                                                         18,506
                                                                                              ----------
                                                                                                  36,175
                                                                                              ----------
            TOBACCO (3.1%)
   432,114  Altria Group, Inc.                                                                    30,395
   428,705  British American Tobacco plc ADR                                                      29,195
   293,020  Philip Morris International, Inc.                                                     31,420
                                                                                              ----------
                                                                                                  91,010
                                                                                              ----------
            Total Consumer Staples                                                               324,954
                                                                                              ----------
            ENERGY (8.3%)
            -------------
            INTEGRATED OIL & GAS (4.8%)
   204,710  Chevron Corp.                                                                         25,660
   339,789  Exxon Mobil Corp.                                                                     29,664
   759,943  Occidental Petroleum Corp.                                                            56,973
   410,114  Royal Dutch Shell plc ADR "A"                                                         28,806
                                                                                              ----------
                                                                                                 141,103
                                                                                              ----------
            OIL & GAS DRILLING (0.3%)
   111,045  Helmerich & Payne, Inc.(a)                                                             7,999
                                                                                              ----------

================================================================================

4  | USAA INCOME STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            OIL & GAS EQUIPMENT & SERVICES (0.8%)
   158,035  Halliburton Co.                                                                   $    8,487
   229,940  Schlumberger Ltd.                                                                     16,919
                                                                                              ----------
                                                                                                  25,406
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
   389,674  ConocoPhillips                                                                        22,916
   340,800  Peyto Exploration & Dev. Corp.                                                         3,122
                                                                                              ----------
                                                                                                  26,038
                                                                                              ----------
            OIL & GAS REFINING & MARKETING (0.2%)
   200,000  Keyera Corp.                                                                           5,628
                                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (1.2%)
   638,233  Enterprise Products Partners, LP(a)                                                   17,628
   157,113  Magellan Midstream Partners, LP                                                       11,216
   242,020  Williams Companies, Inc.                                                               7,597
                                                                                              ----------
                                                                                                  36,441
                                                                                              ----------
            Total Energy                                                                         242,615
                                                                                              ----------
            FINANCIALS (17.0%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
   418,483  Bank of New York Mellon Corp.                                                         23,728
    31,178  BlackRock, Inc.                                                                       17,516
                                                                                              ----------
                                                                                                  41,244
                                                                                              ----------
            CONSUMER FINANCE (0.6%)
   450,313  Synchrony Financial                                                                   17,868
                                                                                              ----------
            DIVERSIFIED BANKS (5.5%)
 1,650,000  Bank of America Corp.                                                                 52,800
   117,375  Commonwealth Bank of Australia ADR                                                     7,468
   520,000  JPMorgan Chase & Co.                                                                  60,148
   488,635  U.S. Bancorp                                                                          27,921
   200,517  Wells Fargo & Co.                                                                     13,190
                                                                                              ----------
                                                                                                 161,527
                                                                                              ----------
            FINANCIAL EXCHANGES & DATA (1.2%)
   226,570  CME Group, Inc.                                                                       34,774
                                                                                              ----------
            INSURANCE BROKERS (1.1%)
   324,007  Arthur J. Gallagher & Co.                                                             22,136
   117,376  Marsh & McLennan Companies, Inc.                                                       9,803
                                                                                              ----------
                                                                                                  31,939
                                                                                              ----------
            INVESTMENT BANKING & BROKERAGE (0.5%)
   282,950  Morgan Stanley                                                                        16,001
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            LIFE & HEALTH INSURANCE (0.4%)
   230,348  MetLife, Inc.                                                                     $   11,073
                                                                                              ----------
            MULTI-LINE INSURANCE (0.5%)
   547,107  Allianz SE ADR                                                                        13,853
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (2.9%)
   116,020  Allstate Corp.                                                                        11,459
   207,860  Chubb Ltd.                                                                            32,457
   399,900  Progressive Corp.                                                                     21,635
    64,801  Travelers Cos., Inc.                                                                   9,715
   277,390  XL Group Ltd.                                                                         10,219
                                                                                              ----------
                                                                                                  85,485
                                                                                              ----------
            REGIONAL BANKS (2.9%)
   544,300  Fifth Third Bancorp                                                                   18,016
 1,119,159  KeyCorp                                                                               23,950
    43,404  M&T Bank Corp.                                                                         8,281
   487,233  People's United Financial, Inc.                                                        9,584
   169,130  PNC Financial Services Group, Inc.                                                    26,726
                                                                                              ----------
                                                                                                  86,557
                                                                                              ----------
            Total Financials                                                                     500,321
                                                                                              ----------
            HEALTH CARE (11.4%)
            -------------------
            BIOTECHNOLOGY (2.3%)
   443,724  AbbVie, Inc.                                                                          49,795
    55,020  Amgen, Inc.                                                                           10,236
   101,930  Gilead Sciences, Inc.                                                                  8,542
                                                                                              ----------
                                                                                                  68,573
                                                                                              ----------
            HEALTH CARE EQUIPMENT (1.5%)
   175,000  Abbott Laboratories                                                                   10,878
   393,740  Medtronic plc                                                                         33,818
                                                                                              ----------
                                                                                                  44,696
                                                                                              ----------
            MANAGED HEALTH CARE (0.9%)
   106,433  UnitedHealth Group, Inc.                                                              25,201
                                                                                              ----------
            PHARMACEUTICALS (6.7%)
   444,661  Johnson & Johnson                                                                     61,448
   877,718  Merck & Co., Inc.                                                                     52,005
   197,500  Novartis AG ADR                                                                       17,787
 1,781,942  Pfizer, Inc.                                                                          66,003
                                                                                              ----------
                                                                                                 197,243
                                                                                              ----------
            Total Health Care                                                                    335,713
                                                                                              ----------

================================================================================

6  | USAA INCOME STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            INDUSTRIALS (12.8%)
            -------------------
            AEROSPACE & DEFENSE (4.4%)
    86,608  Boeing Co.                                                                        $   30,691
    48,906  General Dynamics Corp.                                                                10,881
    69,985  Lockheed Martin Corp.                                                                 24,834
   119,986  Raytheon Co.                                                                          25,070
   276,211  United Technologies Corp.                                                             38,120
                                                                                              ----------
                                                                                                 129,596
                                                                                              ----------
            AGRICULTURAL & FARM MACHINERY (0.4%)
    60,401  Deere & Co.                                                                           10,052
                                                                                              ----------
            AIR FREIGHT & LOGISTICS (0.9%)
   204,242  United Parcel Service, Inc. "B"                                                       26,004
                                                                                              ----------
            BUILDING PRODUCTS (0.8%)
   602,487  Johnson Controls International plc                                                    23,575
                                                                                              ----------
            COMMERCIAL PRINTING (0.3%)
   128,991  Deluxe Corp.                                                                           9,580
                                                                                              ----------
            CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
   104,310  PACCAR, Inc.                                                                           7,777
                                                                                              ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (1.8%)
   428,091  Eaton Corp. plc                                                                       35,947
   224,359  Emerson Electric Co.                                                                  16,206
                                                                                              ----------
                                                                                                  52,153
                                                                                              ----------
            ENVIRONMENTAL & FACILITIES SERVICES (1.2%)
   305,257  Republic Services, Inc.                                                               21,002
   168,728  Waste Management, Inc.                                                                14,920
                                                                                              ----------
                                                                                                  35,922
                                                                                              ----------
            INDUSTRIAL CONGLOMERATES (1.3%)
   109,428  3M Co.                                                                                27,412
    69,080  Honeywell International, Inc.                                                         11,030
                                                                                              ----------
                                                                                                  38,442
                                                                                              ----------
            INDUSTRIAL MACHINERY (0.8%)
    56,200  Parker-Hannifin Corp.                                                                 11,320
    77,500  Stanley Black & Decker, Inc.                                                          12,883
                                                                                              ----------
                                                                                                  24,203
                                                                                              ----------
            RAILROADS (0.6%)
   132,800  Union Pacific Corp.                                                                   17,729
                                                                                              ----------
            Total Industrials                                                                    375,033
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (13.8%)
            ------------------------------
            COMMUNICATIONS EQUIPMENT (1.6%)
 1,134,370  Cisco Systems, Inc.                                                               $   47,122
                                                                                              ----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
    62,967  Automatic Data Processing, Inc.                                                        7,784
   204,185  Paychex, Inc.                                                                         13,936
                                                                                              ----------
                                                                                                  21,720
                                                                                              ----------
            SEMICONDUCTORS (5.7%)
   142,440  Analog Devices, Inc.                                                                  13,087
    28,595  Broadcom Ltd.                                                                          7,092
   933,445  Cypress Semiconductor Corp.                                                           16,139
   562,088  Intel Corp.(a)                                                                        27,059
   456,391  Maxim Integrated Products, Inc.                                                       27,840
    84,364  Microchip Technology, Inc.                                                             8,033
   508,229  QUALCOMM, Inc.                                                                        34,687
   310,846  Texas Instruments, Inc.                                                               34,091
                                                                                              ----------
                                                                                                 168,028
                                                                                              ----------
            SYSTEMS SOFTWARE (3.3%)
   691,901  Microsoft Corp.                                                                       65,737
   610,307  Oracle Corp.                                                                          31,486
                                                                                              ----------
                                                                                                  97,223
                                                                                              ----------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.5%)
   155,281  Apple, Inc.                                                                           25,999
 1,324,700  HP, Inc.                                                                              30,892
   178,345  Western Digital Corp.                                                                 15,869
                                                                                              ----------
                                                                                                  72,760
                                                                                              ----------
            Total Information Technology                                                         406,853
                                                                                              ----------
            MATERIALS (3.0%)
            ----------------
            DIVERSIFIED CHEMICALS (1.5%)
   573,615  DowDuPont, Inc.                                                                       43,354
                                                                                              ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
    60,960  Monsanto Co.                                                                           7,425
   169,951  Nutrien Ltd.*                                                                          8,895
                                                                                              ----------
                                                                                                  16,320
                                                                                              ----------
            GOLD (0.2%)
 1,698,720  Tahoe Resources, Inc.                                                                  7,457
                                                                                              ----------
            PAPER PACKAGING (0.4%)
   251,869  Bemis Co., Inc.                                                                       11,772
                                                                                              ----------

================================================================================

8  | USAA INCOME STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            STEEL (0.3%)
    94,756  Reliance Steel & Aluminum Co.                                                     $    8,300
                                                                                              ----------
            Total Materials                                                                       87,203
                                                                                              ----------
            REAL ESTATE (1.7%)
            ------------------
            REITs - HEALTH CARE (0.6%)
   299,554  Welltower, Inc.                                                                       17,964
                                                                                              ----------
            REITs - INDUSTRIAL (0.1%)
   123,800  Duke Realty Corp.                                                                      3,270
                                                                                              ----------
            REITs - OFFICE (0.1%)
    21,900  Boston Properties, Inc.                                                                2,709
                                                                                              ----------
            REITs - RESIDENTIAL (0.1%)
    39,900  Equity Residential                                                                     2,458
                                                                                              ----------
            REITs - RETAIL (0.1%)
    13,500  Simon Property Group, Inc.                                                             2,206
                                                                                              ----------
            REITs - SPECIALIZED (0.7%)
   387,586  Iron Mountain, Inc.                                                                   13,577
    41,570  Public Storage                                                                         8,138
                                                                                              ----------
                                                                                                  21,715
                                                                                              ----------
            Total Real Estate                                                                     50,322
                                                                                              ----------
            TELECOMMUNICATION SERVICES (4.6%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.2%)
   355,796  CenturyLink, Inc.                                                                      6,337
                                                                                              ----------
            INTEGRATED TELECOMMUNICATION SERVICES (2.3%)
   975,579  AT&T, Inc.                                                                            36,536
   585,933  Verizon Communications, Inc.                                                          31,681
                                                                                              ----------
                                                                                                  68,217
                                                                                              ----------
            WIRELESS TELECOMMUNICATION SERVICES (2.1%)
   430,900  Rogers Communications, Inc. "B"                                                       21,028
 1,209,353  Vodafone Group plc ADR                                                                38,965
                                                                                              ----------
                                                                                                  59,993
                                                                                              ----------
            Total Telecommunication Services                                                     134,547
                                                                                              ----------
            UTILITIES (9.2%)
            ----------------
            ELECTRIC UTILITIES (5.7%)
   206,775  American Electric Power Co., Inc.                                                     14,222
   474,425  Duke Energy Corp.                                                                     37,242
   101,500  Edison International                                                                   6,347
   234,141  Entergy Corp.                                                                         18,425

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
   223,434  Eversource Energy                                                                 $   14,096
   369,905  Exelon Corp.                                                                          14,245
   283,327  FirstEnergy Corp.                                                                      9,322
   267,764  Great Plains Energy, Inc.                                                              8,333
   117,174  NextEra Energy, Inc.                                                                  18,563
   588,715  PPL Corp.                                                                             18,762
   212,133  Southern Co.                                                                           9,569
                                                                                              ----------
                                                                                                 169,126
                                                                                              ----------
            MULTI-UTILITIES (3.5%)
   387,586  Ameren Corp.                                                                          21,949
   152,739  Black Hills Corp.                                                                      8,485
   315,626  CMS Energy Corp.                                                                      14,124
   207,853  Dominion Energy, Inc.                                                                 15,888
   368,634  NiSource, Inc.                                                                         9,098
   147,331  Vectren Corp.                                                                          8,933
   362,521  WEC Energy Group, Inc.                                                                23,310
                                                                                              ----------
                                                                                                 101,787
                                                                                              ----------
            Total Utilities                                                                      270,913
                                                                                              ----------
            Total Common Stocks (cost: $2,030,726)                                             2,885,623
                                                                                              ----------
            Total Equity Securities (cost: $2,030,726)                                         2,885,623
                                                                                              ----------

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON
(000)                                                                RATE         MATURITY
--------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.8%)

            COMMERCIAL PAPER (0.7%)
$    7,000  McCormick & Co.(b)                                       1.60%       2/08/2018         6,998
     3,000  ONE Gas, Inc.(b)                                         1.50        2/01/2018         3,000
     3,500  Snap-On, Inc.(b)                                         1.53        2/12/2018         3,498
     2,000  Southern California Edison Co.(b)                        1.58        2/05/2018         2,000
     4,600  Tyson Foods, Inc.(b)                                     1.67        2/09/2018         4,598
                                                                                              ----------
            Total Commercial Paper (cost: $20,094)                                                20,094
                                                                                              ----------

================================================================================

10  | USAA INCOME STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.1%)
33,460,021  State Street Institutional Treasury Money Market Fund
              Premier Class, 1.23%(c) (cost: $33,460)                                         $   33,460
                                                                                              ----------
            Total Money Market Instruments (cost: $53,554)                                        53,554
                                                                                              ----------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH
            COLLATERAL FROM SECURITIES LOANED (0.7%)

            GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)
    18,023  Federated Government Obligations Fund Institutional Class, 1.19%(c)                       18
   382,890  Fidelity Government Fund Portfolio Class I, 1.22%(c)                                     383
 5,742,546  Goldman Sachs Financial Square Government Fund
              Institutional Class, 1.21%(c)                                                        5,742
12,189,789  Invesco Government & Agency Portfolio Institutional
              Class, 1.24%(c)                                                                     12,190
   728,225  Morgan Stanley Institutional Liquidity Funds Government
              Portfolio Institutional Class, 1.21%(c)                                                728
 2,213,560  Western Asset Institutional Government Reserves
              Institutional Class, 1.22%(c)                                                        2,214
                                                                                              ----------
            Total Short-Term Investments Purchased with Cash
              Collateral from Securities Loaned (cost: $21,275)                                   21,275
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $2,105,555)                                              $2,960,452
                                                                                              ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
ASSETS                                      LEVEL 1           LEVEL 2         LEVEL 3              TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $2,885,623         $       -              $-         $2,885,623
Money Market Instruments:
  Commercial Paper                                -            20,094               -             20,094
  Government & U.S. Treasury
    Money Market Funds                       33,460                 -               -             33,460
Short-Term Investments Purchased
  with Cash Collateral from
  Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                       21,275                 -               -             21,275
--------------------------------------------------------------------------------------------------------
Total                                    $2,940,358           $20,094              $-         $2,960,452
--------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through January 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

12  | USAA INCOME STOCK FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.5% of net assets at January 31, 2018.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   REITs Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

o  SPECIFIC NOTES

   (a) The security, or a portion thereof, was out on loan as of January 31, 2018.

   (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  13

================================================================================

       exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (c) Rate represents the money market fund annualized seven-day yield at January 31, 2018

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

14  | USAA INCOME STOCK FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities on
      loan of $21,921) (cost of $2,105,555)                                                   $2,960,452
   Receivables:
      Capital shares sold                                                                          1,134
      USAA Asset Management Company (Note 7D)                                                          1
      Dividends and interest                                                                       4,239
      Securities sold                                                                             21,670
      Other                                                                                            5
                                                                                              ----------
         Total assets                                                                          2,987,501
                                                                                              ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                            21,275
      Securities purchased                                                                        24,014
      Capital shares redeemed                                                                      1,681
   Accrued management fees                                                                         1,246
   Accrued transfer agent's fees                                                                      25
   Other accrued expenses and payables                                                               283
                                                                                              ----------
         Total liabilities                                                                        48,524
                                                                                              ----------
            Net assets applicable to capital shares outstanding                               $2,938,977
                                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                            $2,044,168
   Accumulated undistributed net investment income                                                 2,453
   Accumulated net realized gain on investments                                                   37,459
   Net unrealized appreciation of investments                                                    854,897
                                                                                              ----------
            Net assets applicable to capital shares outstanding                               $2,938,977
                                                                                              ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,791,538/86,561
         capital shares outstanding, no par value)                                            $    20.70
                                                                                              ==========
      Institutional Shares (net assets of $1,134,351/54,862
         capital shares outstanding, no par value)                                            $    20.68
                                                                                              ==========
      R6 Shares (net assets of $13,088/633
         capital shares outstanding, no par value)                                            $    20.69
                                                                                              ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $278)                                            $ 39,934
   Interest                                                                                          317
   Securities lending (net)                                                                           66
                                                                                                --------
      Total income                                                                                40,317
                                                                                                --------
EXPENSES
   Management fees                                                                                 7,137
   Administration and servicing fees:
      Fund Shares                                                                                  1,287
      Institutional Shares                                                                           565
      R6 Shares                                                                                        2
   Transfer agent's fees:
      Fund Shares                                                                                    693
      Institutional Shares                                                                           565
   Custody and accounting fees:
      Fund Shares                                                                                     83
      Institutional Shares                                                                            55
   Postage:
      Fund Shares                                                                                     41
      Institutional Shares                                                                            17
   Shareholder reporting fees:
      Fund Shares                                                                                     23
      Institutional Shares                                                                             3
   Trustees' fees                                                                                     17
   Registration fees:
      Fund Shares                                                                                     17
      Institutional Shares                                                                            19
      R6 Shares                                                                                       12
   Professional fees                                                                                 103
   Other                                                                                              24
                                                                                                --------
         Total expenses                                                                           10,663
   Expenses paid indirectly:
      Fund Shares                                                                                     (5)
      Institutional Shares                                                                            (3)
   Expenses reimbursed:
      R6 Shares                                                                                       (9)
                                                                                                --------
         Net expenses                                                                             10,646
                                                                                                --------
NET INVESTMENT INCOME                                                                             29,671
                                                                                                --------

================================================================================

16  | USAA INCOME STOCK FUND

================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on:
      Investments                                                                               $ 81,940
      Foreign currency transactions                                                                    1
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                                224,127
      Foreign currency translations                                                                   (1)
                                                                                                --------
         Net realized and unrealized gain                                                        306,067
                                                                                                --------
   Increase in net assets resulting from operations                                             $335,738
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited), and year ended
July 31, 2017

--------------------------------------------------------------------------------------------------------
                                                                              1/31/2018        7/31/2017
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                     $   29,671       $   61,644
   Net realized gain on investments                                              81,940          153,510
   Net realized gain on foreign currency transactions                                 1                3
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                               224,127           66,131
      Foreign currency translations                                                  (1)               1
                                                                             ---------------------------
      Increase in net assets resulting from operations                          335,738          281,289
                                                                             ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                               (16,266)         (36,035)
      Institutional Shares                                                      (10,886)         (25,590)
      R6 Shares*                                                                   (101)            (101)
                                                                             ---------------------------
         Total distributions of net investment income                           (27,253)         (61,726)
                                                                             ---------------------------
   Net realized gains:
      Fund Shares                                                               (97,225)               -
      Institutional Shares                                                      (62,598)               -
      R6 Shares*                                                                   (735)               -
                                                                             ---------------------------
         Total distributions of net realized gains                             (160,558)               -
                                                                             ---------------------------
      Distributions to shareholders                                            (187,811)         (61,726)
                                                                             ---------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                                   51,852          (40,540)
   Institutional Shares                                                         (22,101)        (153,358)
   R6 Shares*                                                                     7,349            5,000
                                                                             ---------------------------
      Total net increase (decrease) in net assets
         from capital share transactions                                         37,100         (188,898)
                                                                             ---------------------------
   Net increase in net assets                                                   185,027           30,665

NET ASSETS
   Beginning of period                                                        2,753,950        2,723,285
                                                                             ---------------------------
   End of period                                                             $2,938,977       $2,753,950
                                                                             ===========================
Accumulated undistributed net investment income:
   End of period                                                             $    2,453       $       35
                                                                             ===========================

*R6 Shares commenced operations on December 1, 2016.

See accompanying notes to financial statements.

================================================================================

18  | USAA INCOME STOCK FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Income Stock Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek current income with the prospect of increasing dividend income and the potential for capital appreciation.

The Fund consists of three classes of shares: Income Stock Fund Shares (Fund Shares), Income Stock Fund Institutional Shares (Institutional Shares), and Income Stock Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange

================================================================================

20  | USAA INCOME STOCK FUND

================================================================================

        or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

        of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6.  Repurchase agreements are valued at cost.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair

================================================================================

22  | USAA INCOME STOCK FUND

================================================================================

        value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended January 31, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short- term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since

================================================================================

24  | USAA INCOME STOCK FUND

================================================================================

    the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2018, brokerage commission recapture credits reduced the expenses of the Fund Shares, Institutional Shares and R6 Shares by $5,000, $3,000, and less than $500, respectively. For the six-month period ended January 31, 2018 there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are

================================================================================

26  | USAA INCOME STOCK FUND

================================================================================

allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended January 31, 2018, the Fund paid CAPCO facility fees of $11,000, which represents 3.5% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of July 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of January 31, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2018, were $889,168,000 and $34,271,000, respectively, resulting in net unrealized appreciation of $854,897,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2018, were $276,675,000 and $375,871,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At January 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

-------------------------------------------------------------------------------------
VALUE OF SECURITIES
     ON LOAN                        NON-CASH COLLATERAL               CASH COLLATERAL
-------------------------------------------------------------------------------------
   $21,921,000                           $1,430,000                     $21,275,000

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

28  | USAA INCOME STOCK FUND

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                          SIX-MONTH
                                        PERIOD ENDED                 YEAR ENDED
                                      JANUARY 31, 2018             JULY 31, 2017
    ---------------------------------------------------------------------------------
                                     SHARES       AMOUNT        SHARES       AMOUNT
                                     ------------------------------------------------
    FUND SHARES:
    Shares sold                       2,464      $  49,894        6,220     $ 116,373
    Shares issued from
      reinvested dividends            5,473        108,992        1,823        34,427
    Shares redeemed                  (5,296)      (107,034)     (10,210)     (191,340)
                                     ------------------------------------------------
    Net increase (decrease) from
      capital share transactions      2,641      $  51,852       (2,167)    $ (40,540)
                                     ================================================
    INSTITUTIONAL SHARES:
    Shares sold                       2,782      $  56,174        7,124     $ 133,076
    Shares issued from
      reinvested dividends            3,693         73,462        1,359        25,589
    Shares redeemed                  (7,418)      (151,737)     (16,461)     (312,023)
                                     ------------------------------------------------
    Net decrease from
      capital share transactions       (943)     $ (22,101)      (7,978)    $(153,358)
                                     ================================================
    R6 SHARES (COMMENCED ON
    DECEMBER 1, 2016):
    Shares sold                         354      $   7,282          275     $   5,000
    Shares issued from
      reinvested dividends               23            455            -             -
    Shares redeemed                     (19)          (388)           -             -
                                     ------------------------------------------------
    Net increase from
      capital share transactions        358      $   7,349          275     $   5,000
                                     ================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Equity Income Funds Index. The Lipper Equity Income Funds Index tracks the total return performance of funds within the Lipper Equity Income Funds category.

    The performance period for each class consists of the current month plus the previous 35 months. The performance period for the R6 Shares commenced on December 1, 2016, and includes the performance of the Fund Shares for periods prior to December 1, 2016. The following table is utilized to determine the extent of the performance adjustment:

     OVER/UNDER PERFORMANCE
     RELATIVE TO INDEX                           ANNUAL ADJUSTMENT RATE
     (IN BASIS POINTS)(1)                        (IN BASIS POINTS)(1)
     ------------------------------------------------------------------
     +/- 100 to 400                              +/- 4
     +/- 401 to 700                              +/- 5
     +/- 701 and greater                         +/- 6

     (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

30  | USAA INCOME STOCK FUND

================================================================================

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Equity Income Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2018, the Fund incurred total management fees, paid or payable to the Manager, of $7,137,000. For the six-month period ended January 31, 2018, the Fund Shares, Institutional Shares, and R6 Shares did not incur any performance adjustment.

B. SUBADVISORY ARRANGEMENT(S) - The Manager entered into an Investment Subadvisory Agreement with Epoch Investment Partners, Inc. (Epoch), under which Epoch directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Epoch a subadvisory fee in the annual amount of 0.30% of the Fund's average net assets for the first $600 million of assets that Epoch manages, 0.20% on the next $900 million of assets, and 0.18% on assets over $1.5 billion that Epoch manages. For the six-month period ended January 31, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Epoch of $1,670,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, 0.10% of average net assets of the Institutional Shares, and 0.05% of average

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    net assets of the R6 Shares. For the six-month period ended January 31, 2018, the Fund Shares, Institutional Shares, and R6 Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,287,000, $565,000, and $2,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2018, the Fund reimbursed the Manager $10,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. EXPENSE LIMITATION - The Manager agreed, through November 30, 2018, to limit the total annual operating expenses of the R6 Shares to 0.65% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the R6 Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through November 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2018, the R6 Shares incurred reimbursable expenses of $9,000, of which $1,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' and 0.01% of the R6 Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2018, the Fund Shares, Institutional Shares, and R6

================================================================================

32  | USAA INCOME STOCK FUND

================================================================================

    Shares incurred transfer agent's fees, paid or payable to SAS, of $693,000, $565,000, and less than $500, respectively.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

-------------------------------------------------------------------------------
AFFILIATED USAA FUND                                                OWNERSHIP %
-------------------------------------------------------------------------------
Cornerstone Conservative                                                0.1
Cornerstone Equity                                                      0.3
Target Retirement Income                                                0.0*
Target Retirement 2020                                                  0.1
Target Retirement 2030                                                  0.3
Target Retirement 2040                                                  0.5
Target Retirement 2050                                                  0.3
Target Retirement 2060                                                  0.0*

* Represents less than 0.1%

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2018, USAA and its affiliates owned 275,000 R6 Shares, which represents 0.4% of the R6 Shares outstanding and 0.2% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

================================================================================

34  | USAA INCOME STOCK FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                             YEAR ENDED JULY 31,
                            -------------------------------------------------------------------------------------
                                  2018          2017           2016            2015           2014           2013
                            -------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $    19.68    $    18.18     $    17.79      $    17.72     $    16.29     $    13.26
                            -------------------------------------------------------------------------------------
Income from
  investment operations:
  Net investment income            .21           .42            .40             .44            .47            .24
  Net realized and
    unrealized gain               2.18          1.51            .97             .51           1.77           3.03
                            -------------------------------------------------------------------------------------
Total from investment
  operations                      2.39          1.93           1.37             .95           2.24           3.27
                            -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.19)         (.43)          (.40)           (.46)          (.45)          (.24)
  Realized capital gains         (1.18)            -           (.58)           (.42)          (.36)             -
                            -------------------------------------------------------------------------------------
Total distributions              (1.37)         (.43)          (.98)           (.88)          (.81)          (.24)
                            -------------------------------------------------------------------------------------
Net asset value at
  end of period             $    20.70    $    19.68     $    18.18      $    17.79     $    17.72     $    16.29
                            =====================================================================================
Total return (%)*                12.48         10.71           8.29            5.36          14.06          24.89
Net assets at
  end of period (000)       $1,791,538    $1,651,374     $1,564,900      $1,657,268     $1,640,134     $1,453,425
Ratios to average
  net assets:**
  Expenses (%)(a)                  .76(c)        .77            .80             .79            .80            .85
  Net investment
    income (%)                    2.06(c)       2.24           2.42            2.38           2.77           1.67
Portfolio turnover (%)              10            23             19              12(b)          57             64

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $1,703,077,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Reflects overall decrease in purchases and sales of securities.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                             YEAR ENDED JULY 31,
                            -----------------------------------------------------------------------------------
                                  2018          2017           2016            2015           2014         2013
                            -----------------------------------------------------------------------------------
Net asset value at
  beginning of period       $    19.66    $    18.16     $    17.77      $    17.71     $    16.28     $  13.25
                            -----------------------------------------------------------------------------------
Income from
  investment operations:
  Net investment income            .21           .43            .40             .45            .49          .26
  Net realized and
    unrealized gain               2.18          1.50            .98             .50           1.76         3.03
                            -----------------------------------------------------------------------------------
Total from investment
  operations                      2.39          1.93           1.38             .95           2.25         3.29
                            -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.19)         (.43)          (.41)           (.47)          (.46)        (.26)
  Realized capital gains         (1.18)            -           (.58)           (.42)          (.36)           -
                            -----------------------------------------------------------------------------------
Total distributions              (1.37)         (.43)          (.99)           (.89)          (.82)        (.26)
                            -----------------------------------------------------------------------------------
Net asset value at
  end of period             $    20.68    $    19.66     $    18.16      $    17.77     $    17.71     $  16.28
                            ===================================================================================
Total return (%)*                12.51         10.76           8.36            5.37          14.16        25.08
Net assets at
  end of period (000)       $1,134,351    $1,097,164     $1,158,385      $1,080,528     $1,037,014     $880,414
Ratios to average
  net assets:**
  Expenses (%)(a)                  .73(c)        .73            .75             .73            .73          .73
  Net investment
    income (%)                    2.10(c)       2.30           2.47            2.45           2.85         1.83
Portfolio turnover (%)              10            23             19              12(b)          57           64

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $1,120,167,000.
(a) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Reflects overall decrease in purchases and sales of securities.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

36  | USAA INCOME STOCK FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - R6 SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                 SIX-MONTH
                                                                                PERIOD ENDED          PERIOD ENDED
                                                                                 JANUARY 31,            JULY 31,
                                                                                ----------------------------------
                                                                                     2018                  2017***
                                                                                ----------------------------------
Net asset value at beginning of period                                            $ 19.67                $18.17
                                                                                  -----------------------------
Income from investment operations:
  Net investment income                                                               .23                   .27
  Net realized and unrealized gain                                                   2.18                  1.60
                                                                                  -----------------------------
Total from investment operations                                                     2.41                  1.87
                                                                                  -----------------------------
Less distributions from:
  Net investment income                                                              (.21)                 (.37)
  Realized capital gains                                                            (1.18)                    -
                                                                                  -----------------------------
Total distributions                                                                 (1.39)                 (.37)
                                                                                  -----------------------------
Net asset value at end of period                                                  $ 20.69                $19.67
                                                                                  =============================
Total return (%)*                                                                   12.57                 10.36
Net assets at end of period (000)                                                 $13,088                $5,412
Ratios to average net assets:**
  Expenses (%)(a),(b)                                                                 .65                   .65
  Expenses, excluding reimbursements (%)(a),(b)                                       .84                  1.24
  Net investment income (%)(a)                                                       2.21                  2.13
Portfolio turnover (%)                                                                 10                    23

   * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
  ** For the six-month period ended January 31, 2018, average net assets were
     $9,012,000.
 *** R6 Shares commenced operations on December 1, 2016.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations
 (b) Reflects total annual operating expenses of the R6 Shares before reductions of any expenses paid indirectly. The R6 Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

EXPENSE EXAMPLE

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2017, through January 31, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

38  | USAA INCOME STOCK FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                            BEGINNING              ENDING               DURING PERIOD*
                                          ACCOUNT VALUE         ACCOUNT VALUE          AUGUST 1, 2017 -
                                          AUGUST 1, 2017       JANUARY 31, 2018        JANUARY 31, 2018
                                          -------------------------------------------------------------
FUND SHARES
Actual                                      $1,000.00              $1,124.80                 $4.07

Hypothetical
  (5% return before expenses)                1,000.00               1,021.37                  3.87

INSTITUTIONAL SHARES
Actual                                       1,000.00               1,125.10                  3.91

Hypothetical
  (5% return before expenses)                1,000.00               1,021.53                  3.72

R6 SHARES
Actual                                       1,000.00               1,125.70                  4.03

Hypothetical
  (5% return before expenses)                1,000.00               1,021.17                  4.08

*Expenses are equal to the annualized expense ratio of 0.76% for Fund Shares, 0.73% for Institutional Shares, and 0.65% for R6 Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 12.48% for Fund Shares, 12.51% for Institutional Shares, and 12.57% for R6 Shares for the six-month period of August 1, 2017, through January 31, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825

--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825

--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288

--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105

--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205

--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722

--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   23422-0318                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

 ============================================================

         SEMIANNUAL REPORT
         USAA INTERMEDIATE-TERM BOND FUND
         FUND SHARES (USIBX) o INSTITUTIONAL SHARES (UIITX)
         o ADVISER SHARES (UITBX) o R6 SHARES (URIBX)
         JANUARY 31, 2018

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

    Portfolio of Investments                                                   4

    Notes to Portfolio of Investments                                         33

    Financial Statements                                                      39

    Notes to Financial Statements                                             43

EXPENSE EXAMPLE                                                               65

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA INTERMEDIATE-TERM BOND FUND (THE FUND) SEEKS HIGH CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in a broad range of debt securities that have a dollar-weighted average portfolio maturity between three to 10 years. The debt securities in which the Fund may invest include, among others, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. The Fund will invest primarily in investment-grade securities, but also may invest up to 10% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield or "junk" bonds. The Fund's 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                       o PORTFOLIO RATINGS MIX - 1/31/18 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        11.5%
AA                                                                          6.3%
A                                                                          21.6%
BBB                                                                        50.3%
BELOW INVESTMENT-GRADE                                                      8.1%
UNRATED                                                                     2.2%

                                [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 4-32.

================================================================================

2  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                          o ASSET ALLOCATION* - 1/31/18 o

                        [PIE CHART OF ASSET ALLOCATION*]

CORPORATE OBLIGATIONS                                                      58.9%
EURODOLLAR AND YANKEE OBLIGATIONS                                          19.4%
COMMERCIAL MORTGAGE SECURITIES                                              5.9%
U.S. TREASURY SECURITIES                                                    5.1%
MUNICIPAL OBLIGATIONS                                                       4.5%
PREFERRED STOCKS                                                            1.5%
MONEY MARKET INSTRUMENTS                                                    1.4%
ASSET-BACKED SECURITIES                                                     1.1%
COLLATERALIZED LOAN OBLIGATIONS                                             0.8%
FOREIGN GOVERNMENT OBLIGATIONS                                              0.3%
U.S. GOVERNMENT AGENCY ISSUES                                               0.2%
COLLATERALIZED MORTGAGE OBLIGATIONS                                         0.1%

                              [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

*Does not include short-term investments purchased with cash collateral from securities loaned.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
              BONDS (96.3%)

              ASSET-BACKED SECURITIES (1.1%)

              FINANCIALS (0.8%)
              -----------------
              ASSET-BACKED FINANCING (0.8%)
$     2,855   Avis Budget Rental Car Funding AESOP, LLC(a)                         3.75%         7/20/2020   $    2,860
      2,000   Element Rail Leasing I, LLC(a)                                       3.67          4/19/2044        2,013
      2,316   Hertz Vehicle Financing II, LP                                       3.95          9/25/2019        2,321
      1,000   Hertz Vehicle Financing II, LP(a)                                    2.65          7/25/2022          982
      4,333   Hertz Vehicle Financing II, LP(a)                                    3.29         10/25/2023        4,323
        333   Hertz Vehicle Financing, LLC(a)                                      6.44          2/25/2019          334
      5,875   NP SPE II, LLC                                                       4.22         10/21/2047        5,825
      3,266   SCF Equipment Trust, LLC(a)                                          3.41         12/20/2023        3,237
      2,251   SLM Student Loan Trust 3 mo. LIBOR + 0.22%                           1.96(b)       1/25/2041        2,099
        867   SLM Student Loan Trust 3 mo. LIBOR + 0.55%                           2.29(b)      10/25/2065          830
        928   Trinity Rail Leasing, LP (INS - AMBAC
                Assurance Corp.)(a)                                                5.27          8/14/2027          945
      2,471   Trinity Rail Leasing, LP(a)                                          5.90          5/14/2036        2,587
      3,333   Trip Rail Master Funding, LLC(a)                                     3.74          8/15/2047        3,244
                                                                                                             ----------
              Total Financials                                                                                   31,600
                                                                                                             ----------
              UTILITIES (0.3%)
              ----------------
              ELECTRIC UTILITIES (0.3%)
     15,000   Hawaii Dept. of Business Economic Dev. & Tourism                     3.24          1/01/2031       14,897
                                                                                                             ----------
              Total Asset-Backed Securities (cost: $46,544)                                                      46,497
                                                                                                             ----------

              COLLATERALIZED LOAN OBLIGATIONS (0.8%)

              FINANCIALS (0.8%)
              -----------------
      3,500   CIFC Funding Ltd. 3 mo. LIBOR + 1.70%(a)                             3.44(b)       4/23/2029        3,519
      4,000   Dryden Senior Loan Fund 3 mo. LIBOR + 2.00%(a)                       3.75(b)       7/20/2029        4,095
     10,000   Oaktree EIF Ltd. 3 mo. LIBOR + 2.00%(a)                              3.74(b)      10/20/2027       10,046
      5,000   Race Point Ltd. 3 mo. LIBOR + 1.60%(a)                               3.35(b)       7/25/2028        5,019
      5,000   Race Point Ltd. 3 mo. LIBOR + 2.35%(a)                               4.10(b)       7/25/2028        5,028
      2,000   Stewart Park Ltd. 3 mo. LIBOR + 1.25%(a)                             2.97(b)       1/15/2030        2,001
      3,000   Voya Ltd. 3 mo. LIBOR + 1.60%(a)                                     3.33(b)       4/17/2030        3,022
                                                                                                             ----------
              Total Financials                                                                                   32,730
                                                                                                             ----------
              Total Collateralized Loan Obligations (cost: $32,500)                                              32,730
                                                                                                             ----------

================================================================================

4  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
              COLLATERALIZED MORTGAGE OBLIGATION (0.1%)

              FINANCIALS (0.1%)
              -----------------
$     2,182   Structured Asset Mortgage Investments,
                Inc. 1 mo. LIBOR +0.50% (cost: $2,136)                             2.06%(b)      7/19/2035   $    2,029
                                                                                                             ----------

              COMMERCIAL MORTGAGE SECURITIES (5.9%)

              FINANCIALS (5.9%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (5.5%)
      1,714   Banc of America Commercial Mortgage, Inc.                            6.12(c)       2/10/2051        1,712
      1,479   Bear Stearns Commercial Mortgage Securities Trust                    5.21(c)       2/11/2041        1,478
      2,125   Caesars Palace Las Vegas Trust(a)                                    4.14         10/15/2034        2,177
      7,000   CFCRE Commercial Mortgage Trust(a)                                   5.75(c)      12/15/2047        7,533
      2,372   Citigroup Commercial Mortgage Trust                                  6.19(c)      12/10/2049        2,412
      1,791   Commercial Mortgage Trust                                            5.79(c)       7/10/2038        1,794
        753   Commercial Mortgage Trust                                            5.38         12/10/2046          759
      3,000   Commercial Mortgage Trust                                            4.29(c)       7/10/2050        3,112
      1,950   DB-UBS Mortgage Trust(a)                                             5.34(c)       8/10/2044        2,064
      3,500   Fannie Mae(+)                                                        2.78(c)       2/25/2027        3,426
      2,500   Fannie Mae(+)                                                        2.96(c)       2/25/2027        2,468
     10,400   Freddie Mac(+)                                                       3.06         12/25/2024       10,519
     10,000   Freddie Mac(+)                                                       2.81          1/25/2025        9,940
     11,885   Freddie Mac(+)                                                       3.33(c)       8/25/2025       12,193
     20,000   Freddie Mac(+)                                                       3.31          9/25/2025       20,474
     13,140   Freddie Mac(+)                                                       3.00         12/25/2025       13,163
     15,000   Freddie Mac(+)                                                       2.67          3/25/2026       14,656
     12,000   Freddie Mac(+)                                                       2.85          3/25/2026       11,820
     20,000   Freddie Mac(+)                                                       2.65          8/25/2026       19,428
      5,000   Freddie Mac(+)                                                       3.41         12/25/2026        5,138
      5,000   Freddie Mac(+)                                                       3.43(c)       1/25/2027        5,144
      2,922   Freddie Mac(+)                                                       3.30(c)      11/25/2027        2,973
        891   Freddie Mac(+)                                                       3.46         11/25/2032          871
      3,000   FREMF Mortgage Trust(a)                                              3.49(c)      11/25/2023        2,950
        126   GMAC Commercial Mortgage Securities, Inc.                            4.81          5/10/2043          128
      3,000   GS Mortgage Securities Trust(a)                                      4.95          1/10/2045        3,183
        765   J.P. Morgan Chase Commercial Mortgage                                4.99(c)       9/12/2037          779
      2,405   J.P. Morgan Chase Commercial Mortgage                                5.95(c)       4/17/2045        1,974
      8,715   J.P. Morgan Chase Commercial Mortgage                                3.51          5/15/2045        8,899
      6,100   J.P. Morgan Chase Commercial Mortgage(a)                             5.41(c)       8/15/2046        6,541
      4,000   JPMorgan Chase & Co.(a)                                              5.66(c)      11/15/2043        4,189
      3,944   JPMorgan Chase & Co.                                                 5.37          5/15/2047        3,951
      1,824   Merrill Lynch Mortgage Trust                                         6.44(c)       2/12/2051        1,822

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
$     2,000   Merrill Lynch Mortgage Trust(a)                                      6.44%(c)      2/12/2051   $    1,999
      5,000   Morgan Stanley Bank of America Merrill Lynch Trust                   3.74          8/15/2047        5,155
        281   Morgan Stanley Capital I, Inc.                                       4.77          7/15/2056          280
      9,726   UBS Commercial Mortgage Trust                                        3.40          5/10/2045        9,909
      4,756   UBS-Citigroup Commercial Mortgage Trust(a)                           5.15          1/10/2045        5,037
      3,000   Wells Fargo Commercial Mortgage Trust(a)                             5.28(c)      11/15/2043        3,145
      6,000   WF-RBS Commercial Mortgage Trust(a)                                  5.17(c)       2/15/2044        6,256
                                                                                                             ----------
                                                                                                                221,451
                                                                                                             ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE BACKED SECURITIES (0.4%)
    143,766   Fannie Mae(+)                                                        0.55(c)       4/25/2022        2,724
     39,976   Freddie Mac(+)                                                       1.35(c)      12/25/2021        1,706
     21,906   Freddie Mac(+)                                                       1.67(c)       3/25/2022        1,258
     69,507   Freddie Mac(+)                                                       1.27(c)       8/25/2022        3,309
     68,529   Freddie Mac(+)                                                       0.87(c)      10/25/2022        2,295
     24,772   JPMorgan Chase & Co.(d)                                              1.80(c)      10/15/2045        1,632
     23,997   Morgan Stanley-BAML Trust(a),(d)                                     1.64(c)      11/15/2045        1,445
     26,327   UBS Commercial Mortgage Trust(a),(d)                                 2.08(c)       5/10/2045        1,858
     66,389   WF-RBS Commercial Mortgage Trust(a),(d)                              1.58(c)      12/15/2045        3,982
                                                                                                             ----------
                                                                                                                 20,209
                                                                                                             ----------
              Total Financials                                                                                  241,660
                                                                                                             ----------
              Total Commercial Mortgage Securities (cost: $242,215)                                             241,660
                                                                                                             ----------

              CORPORATE OBLIGATIONS (58.9%)

              CONSUMER DISCRETIONARY (3.4%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.5%)
     10,000   Ford Motor Co.                                                       4.35         12/08/2026       10,120
     10,000   General Motors Financial Co., Inc.                                   4.35          1/17/2027       10,192
                                                                                                             ----------
                                                                                                                 20,312
                                                                                                             ----------
              AUTOMOTIVE RETAIL (0.6%)
     10,302   Advance Auto Parts                                                   4.50         12/01/2023       10,726
     10,000   Autozone, Inc.                                                       3.75          6/01/2027       10,025
      2,000   Penske Automotive Group, Inc.                                        3.75          8/15/2020        2,015
                                                                                                             ----------
                                                                                                                 22,766
                                                                                                             ----------
              BROADCASTING (0.1%)
      5,000   Discovery Communications, LLC                                        3.95          3/20/2028        4,886
        998   E.W. Scripps Co. 1 mo. LIBOR + 2.25%(e)                              3.82         10/02/2024        1,005
                                                                                                             ----------
                                                                                                                  5,891
                                                                                                             ----------
              CABLE & SATELLITE (0.7%)
     20,000   Charter Communications Operating, LLC / Charter
                Communications Operating Capital                                   4.91          7/23/2025       20,943
      2,442   CSC Holdings, LLC 1 mo. LIBOR + 2.25%(e)                             3.81          7/17/2025        2,450

================================================================================

6  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
$     2,000   CSC Holdings, LLC(a)                                                 5.50%         4/15/2027   $    2,030
      5,000   NBCUniversal Enterprise, Inc.(a)                                     1.97          4/15/2019        4,980
                                                                                                             ----------
                                                                                                                 30,403
                                                                                                             ----------
              CASINOS & GAMING (0.1%)
      3,500   MGM Resorts International                                            8.62          2/01/2019        3,701
                                                                                                             ----------
              DEPARTMENT STORES (0.2%)
      3,200   Dillard's, Inc.(f)                                                   7.13          8/01/2018        3,263
        981   J.C. Penney Co., Inc. 3 mo. LIBOR+ 4.25%(e)                          5.73          6/23/2023          949
      5,000   J.C. Penney Corp., Inc.(f)                                           5.65          6/01/2020        4,944
                                                                                                             ----------
                                                                                                                  9,156
                                                                                                             ----------
              HOME FURNISHINGS (0.1%)
        539   Serta Simmons Bedding, LLC 3 mo. LIBOR + 3.50%(e)                    4.90         11/08/2023          529
      1,936   Serta Simmons Bedding, LLC 3 mo. LIBOR + 3.50%(e)                    5.19         11/08/2024        1,901
                                                                                                             ----------
                                                                                                                  2,430
                                                                                                             ----------
              HOMEBUILDING (0.4%)
      2,000   Beazer Homes USA, Inc.                                               8.75          3/15/2022        2,190
      2,000   D.R. Horton, Inc.                                                    5.75          8/15/2023        2,221
      1,000   KB Home                                                              7.62          5/15/2023        1,145
      5,000   Lennar Corp.                                                         4.50         11/15/2019        5,132
      2,000   Lennar Corp.                                                         4.13          1/15/2022        2,031
      5,000   Toll Brothers Finance Corp.                                          4.87          3/15/2027        5,200
                                                                                                             ----------
                                                                                                                 17,919
                                                                                                             ----------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
      2,000   Hilton Worldwide Finance, LLC / Hilton
                Worldwide Finance Corp.                                            4.88          4/01/2027        2,050
                                                                                                             ----------
              HOUSEWARES & SPECIALTIES (0.2%)
      7,500   Newell Brands, Inc.                                                  3.85          4/01/2023        7,651
                                                                                                             ----------
              INTERNET & DIRECT MARKETING RETAIL (0.1%)
      3,000   Amazon.com, Inc.(a)                                                  3.88          8/22/2037        3,100
                                                                                                             ----------
              RESTAURANTS (0.1%)
      2,716   1011778 B.C. Unlimited Liability Co.
                1 mo. LIBOR + 2.25%(e)                                             3.82          2/16/2024        2,735
      1,746   1011778 B.C. Unlimited Liability Co.
                3 mo. LIBOR + 2.25%(e)                                             3.94          2/16/2024        1,758
      1,167   Aramark Services, Inc. 1 mo. LIBOR + 2.00%(e)                        3.58          3/11/2025        1,178
                                                                                                             ----------
                                                                                                                  5,671
                                                                                                             ----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
      2,000   Service Corp. International/US                                       5.38          5/15/2024        2,110
                                                                                                             ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE           MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------------
              SPECIALTY STORES (0.1%)
$     4,206   Harbor Freight Tools USA, Inc.
                1 mo. LIBOR + 2.50%(e)                                             4.07%         8/18/2023   $    4,231
                                                                                                             ----------
              Total Consumer Discretionary                                                                      137,391
                                                                                                             ----------
              CONSUMER STAPLES (2.3%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
      5,000   Bunge Ltd. Finance Corp.                                             3.25          8/15/2026        4,743
                                                                                                             ----------
              DRUG RETAIL (0.6%)
      5,000   CVS Health Corp.                                                     4.87          7/20/2035        5,444
      8,405   CVS Pass-Through Trust(a)                                            5.93          1/10/2034        9,378
     10,000   Walgreens Boots Alliance, Inc.                                       3.80         11/18/2024       10,151
                                                                                                             ----------
                                                                                                                 24,973
                                                                                                             ----------
              FOOD RETAIL (0.0%)
      1,219   Albertson's, LLC 3 mo. LIBOR + 3.00%(e)                              4.46          6/22/2023        1,213
                                                                                                             ----------
              PACKAGED FOODS & MEATS (1.6%)
     10,000   Flowers Foods, Inc.                                                  3.50         10/01/2026        9,711
     10,000   J.M. Smucker Co.                                                     4.25          3/15/2035       10,340
      1,489   JBS USA, LLC 3 mo. LIBOR + 2.50%(e)                                  4.10         10/30/2022        1,481
     15,000   Kraft Heinz Foods Co.                                                3.50          6/06/2022       15,181
     11,799   Kraft Heinz Foods Co.(a)                                             4.87          2/15/2025       12,413
      1,042   McCormick & Co., Inc.                                                3.40          8/15/2027        1,034
      3,500   Mead Johnson Nutrition Co.                                           4.13         11/15/2025        3,647
     10,000   Tyson Foods, Inc.                                                    3.95          8/15/2024       10,337
                                                                                                             ----------
                                                                                                                 64,144
                                                                                                             ----------
              Total Consumer Staples                                                                             95,073
                                                                                                             ----------
              ENERGY (9.2%)
              -------------
              INTEGRATED OIL & GAS (0.6%)
     10,000   Chevron Corp.                                                        2.95          5/16/2026        9,801
     10,000   Occidental Petroleum Corp.                                           3.40          4/15/2026       10,092
      5,000   Occidental Petroleum Corp.                                           3.00          2/15/2027        4,878
                                                                                                             ----------
                                                                                                                 24,771
                                                                                                             ----------
              OIL & GAS DRILLING (0.3%)
     10,000   Nabors Industries, Inc.                                              4.63          9/15/2021        9,825
      1,000   Noble Holding International Ltd.(f)                                  4.90          8/01/2020        1,025
      3,000   Noble Holding International Ltd.                                     3.95          3/15/2022        2,790
                                                                                                             ----------
                                                                                                                 13,640
                                                                                                             ----------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
      3,079   SEACOR Holdings, Inc.(f)                                             7.37         10/01/2019        3,171
      2,000   SESI, LLC                                                            7.13         12/15/2021        2,050

================================================================================

8  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
$     2,000   Weatherford Bermuda                                                  9.62%         3/01/2019   $    2,150
      3,180   Weatherford International, Ltd.                                      5.13          9/15/2020        3,276
                                                                                                             ----------
                                                                                                                 10,647
                                                                                                             ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.6%)
      1,113   Chesapeake Energy Corp.(a)                                           8.00         12/15/2022        1,198
     10,000   ConocoPhillips Co.                                                   4.95          3/15/2026       11,159
      4,000   Devon Energy Corp.                                                   5.85         12/15/2025        4,616
      1,000   EQT Corp.                                                            8.12          6/01/2019        1,069
      3,000   EQT Corp.                                                            4.88         11/15/2021        3,165
      7,500   Hess Corp.                                                           4.30          4/01/2027        7,554
      7,000   Murphy Oil Corp.                                                     5.75          8/15/2025        7,193
      5,000   Newfield Exploration Co.                                             5.38          1/01/2026        5,306
      5,000   Pioneer Natural Resources Co.                                        3.95          7/15/2022        5,160
      1,000   Polar Tankers, Inc.(a)                                               5.95          5/10/2037        1,147
        900   QEP Resources, Inc.(f)                                               6.80          3/01/2020          959
      5,000   QEP Resources, Inc.                                                  6.87          3/01/2021        5,425
     10,000   Southwestern Energy Co.(f)                                           4.10          3/15/2022        9,875
      2,000   Southwestern Energy Co.                                              6.70          1/23/2025        2,045
                                                                                                             ----------
                                                                                                                 65,871
                                                                                                             ----------
              OIL & GAS REFINING & MARKETING (0.3%)
      6,000   EnLink Midstream Partners, LP                                        4.15          6/01/2025        6,020
      5,000   Marathon Petroleum Corp.                                             4.75          9/15/2044        5,317
      2,000   Motiva Enterprises, LLC(a)                                           5.75          1/15/2020        2,098
                                                                                                             ----------
                                                                                                                 13,435
                                                                                                             ----------
              OIL & GAS STORAGE & TRANSPORTATION (6.1%)
     15,000   Boardwalk Pipelines, LP                                              4.95         12/15/2024       15,793
     10,000   Buckeye Partners, LP                                                 2.65         11/15/2018       10,022
     10,000   Buckeye Partners, LP                                                 4.35         10/15/2024       10,167
     10,000   Columbia Pipeline Group Co.                                          4.50          6/01/2025       10,567
      3,000   DCP Midstream Operating, LP                                          4.95          4/01/2022        3,143
      4,000   DCP Midstream Operating, LP                                          3.88          3/15/2023        4,010
     18,000   DCP Midstream Operating, LP 3 mo.
                LIBOR + 3.85%(a)                                                   5.85(b)       5/21/2043       17,437
      9,306   Enable Oklahoma Intrastate Transmission, LLC(a)                      6.25          3/15/2020        9,853
     19,000   Enbridge Energy Partners, LP
                3 mo. LIBOR + 3.798%                                               5.49(b)      10/01/2077       19,071
      1,000   Energy Transfer Partners, LP                                         9.70          3/15/2019        1,077
     13,500   Energy Transfer, LP 3 mo. LIBOR + 3.018%                             4.79(b)      11/01/2066       12,150
      1,000   Enterprise Products Operating, LLC
                3 mo. LIBOR + 3.708%                                               5.48(b)       8/01/2066        1,003
     11,800   Enterprise Products Operating, LLC
                3 mo. LIBOR + 2.68%                                                7.03(b)       1/15/2068       11,933

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
$     5,000   EQT Midstream Partners, LP                                           4.00%         8/01/2024   $    4,999
      9,000   EQT Midstream Partners, LP                                           4.13         12/01/2026        8,887
      3,000   Florida Gas Transmission Co.(a)                                      5.45          7/15/2020        3,183
      2,000   Florida Gas Transmission Co., LLC(a)                                 7.90          5/15/2019        2,130
      2,000   Kinder Morgan Energy Partners, LP                                    6.50          4/01/2020        2,151
      7,000   Kinder Morgan Energy Partners, LP                                    5.00         10/01/2021        7,426
      1,000   Kinder Morgan, Inc.                                                  6.50          9/15/2020        1,086
      6,000   Kinder Morgan, Inc.(a)                                               5.00          2/15/2021        6,340
      7,500   MPLX, LP                                                             4.00          2/15/2025        7,591
      1,000   NGPL PipeCo, LLC(a)                                                  4.88          8/15/2027        1,031
      6,066   Northwest Pipeline, LLC(a)                                           4.00          4/01/2027        6,112
      3,000   NuStar Logistics LP                                                  4.75          2/01/2022        3,068
      2,000   NuStar Logistics, LP                                                 8.40          4/15/2018        2,025
      5,000   NuStar Logistics, LP                                                 4.80          9/01/2020        5,113
      2,000   ONEOK Partners, LP                                                   8.62          3/01/2019        2,125
      5,000   ONEOK Partners, LP                                                   4.90          3/15/2025        5,343
      5,000   Plains All American Pipeline, LP                                     3.85         10/15/2023        5,007
      1,000   Questar Pipeline Co.                                                 5.83          2/01/2018        1,000
      5,000   Regency Energy Partners, LP & Regency
               Energy Finance Corp.                                                5.87          3/01/2022        5,404
      6,000   Sabine Pass Liquefaction, LLC                                        5.62          2/01/2021        6,395
      2,000   Southern Union Co. 3 mo. LIBOR + 3.018%                              4.79(b)      11/01/2066        1,743
      5,000   Spectra Energy Partners, LP                                          3.38         10/15/2026        4,881
      2,000   Tennessee Gas Pipeline Co., LLC                                      7.00         10/15/2028        2,430
        373   Tesoro Logistics, LP / Tesoro Logistics Finance Corp.                6.25         10/15/2022          393
      3,000   Transcontinental Gas Pipe Line Co., LLC                              7.85          2/01/2026        3,805
      5,000   Western Gas Partners, LP                                             5.38          6/01/2021        5,277
      6,250   Western Gas Partners, LP                                             4.65          7/01/2026        6,449
     10,000   Williams Companies, Inc.                                             4.55          6/24/2024       10,312
                                                                                                             ----------
                                                                                                                247,932
                                                                                                             ----------
              Total Energy                                                                                      376,296
                                                                                                             ----------
              FINANCIALS (19.3%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.7%)
     10,000   Ares Capital Corp.                                                   4.87         11/30/2018       10,194
     10,000   Ares Capital Corp.                                                   3.50          2/10/2023        9,755
     10,000   Ares Capital Corp.                                                   4.25          3/01/2025        9,892
     10,000   FS Investment Corp.                                                  4.00          7/15/2019       10,072
      5,000   Main Street Capital Corp.                                            4.50         12/01/2019        5,049
      5,000   Main Street Capital Corp.                                            4.50         12/01/2022        5,010
     11,400   Prospect Capital Corp.                                               5.00          7/15/2019       11,604
     10,000   State Street Corp. 3 mo. LIBOR + 1.00%                               2.59(b)       6/01/2077        9,005
                                                                                                             ----------
                                                                                                                 70,581
                                                                                                             ----------

================================================================================

10  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
              CONSUMER FINANCE (0.4%)
$     5,000   Capital One Financial Corp.                                          2.50%         5/12/2020   $    4,968
     10,000   Capital One Financial Corp.                                          3.75          3/09/2027        9,953
                                                                                                             ----------
                                                                                                                 14,921
                                                                                                             ----------
              DIVERSIFIED BANKS (1.8%)
     10,000   Bank of America Corp.                                                4.20          8/26/2024       10,382
     10,000   Bank of America Corp. 3 mo. LIBOR + 1.512%                           3.70(b)       4/24/2028       10,111
     15,000   Citigroup, Inc.                                                      4.40          6/10/2025       15,603
      5,000   Citigroup, Inc. 3 mo. LIBOR + 1.39%                                  3.67(b)       7/24/2028        5,015
      5,000   JPMorgan Chase & Co. 3 mo. LIBOR + 0.95%(f)                          2.95         10/01/2026        4,807
      2,000   JPMorgan Chase & Co. 3 mo. LIBOR + 0.95%(f)                          2.64(c)       9/30/2034        1,860
     10,000   JPMorgan Chase & Co.                                                 2.73(c)       1/15/2087        9,160
      7,500   USB Realty Corp. 3 mo. LIBOR + 1.147%(a)                             2.87(b)               -(g)     6,778
      5,000   Wells Fargo & Co.                                                    3.50          3/08/2022        5,097
      5,000   Wells Fargo & Co.                                                    3.00         10/23/2026        4,842
                                                                                                             ----------
                                                                                                                 73,655
                                                                                                             ----------
              FINANCIAL EXCHANGES & DATA (0.2%)
     10,000   S&P Global, Inc.                                                     4.00          6/15/2025       10,412
                                                                                                             ----------
              INVESTMENT BANKING & BROKERAGE (0.3%)
     10,000   Morgan Stanley                                                       4.88         11/01/2022       10,677
                                                                                                             ----------
              LIFE & HEALTH INSURANCE (1.8%)
      5,000   American Equity Investment Life Holding Co.                          5.00          6/15/2027        5,161
     10,000   Athene Global Funding(a)                                             3.00          7/01/2022        9,797
      4,000   Athene Holding Ltd.(h)                                               4.13          1/12/2028        3,956
      2,000   Global Atlantic Financial Co.(a)                                     8.62          4/15/2021        2,297
     13,018   Lincoln National Corp. 3 mo. LIBOR + 2.358%                          3.78(b)       5/17/2066       12,546
      5,000   MetLife, Inc.(a)                                                     9.25          4/08/2038        7,356
      8,000   MetLife, Inc.                                                        6.40         12/15/2066        9,221
      1,000   Ohio National Financial Services, Inc.(a)                            6.37          4/30/2020        1,071
      2,000   Ohio National Financial Services, Inc.(a)                            6.62          5/01/2031        2,399
      5,000   Primerica, Inc.                                                      4.75          7/15/2022        5,300
      3,000   Principal Financial Global Fund, LLC
                3 mo. LIBOR + 0.52%                                                2.23(b)       1/10/2031        2,762
     10,000   Prudential Financial, Inc. 3 mo. LIBOR + 4.175%                      5.88(b)       9/15/2042       10,963
                                                                                                             ----------
                                                                                                                 72,829
                                                                                                             ----------
              MULTI-LINE INSURANCE (1.5%)
      2,000   American International Group, Inc.
                3 mo. LIBOR + 4.195%                                               8.17(b)       5/15/2068        2,725
     10,000   Genworth Holdings, Inc. 3 mo. LIBOR + 2.003%                         3.42(b)      11/15/2066        4,453
     14,000   Hartford Financial Services Group, Inc.
                3 mo. LIBOR + 2.125%(a)                                            3.54(b)       2/12/2067       13,719

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
$    15,000   Kemper Corp.                                                         4.35%         2/15/2025   $   15,018
      5,000   Loews Corp.                                                          3.75          4/01/2026        5,110
     20,235   Nationwide Mutual Insurance Co.
                3 mo. LIBOR + 2.29%(a)                                             3.88(b)      12/15/2024       20,180
                                                                                                             ----------
                                                                                                                 61,205
                                                                                                             ----------
              MULTI-SECTOR HOLDINGS (0.4%)
      5,000   Berkshire Hathaway Finance Corp.                                     1.30          5/15/2018        4,990
     10,000   BNSF Funding Trust 3 mo. LIBOR+ 2.35%                                6.61(b)      12/15/2055       11,550
                                                                                                             ----------
                                                                                                                 16,540
                                                                                                             ----------
              PROPERTY & CASUALTY INSURANCE (3.3%)
      2,000   Allied World Assurance Holdings Ltd.                                 5.50         11/15/2020        2,122
      5,000   Allied World Assurance Holdings Ltd.                                 4.35         10/29/2025        4,972
     15,000   Allstate Corp. 3 mo. LIBOR + 2.938%                                  5.75(b)       8/15/2053       16,350
      5,000   Allstate Corp. 3 mo. LIBOR + 1.935%                                  3.35(b)       5/15/2067        4,950
      7,500   AmTrust Financial Services, Inc.(f)                                  6.12          8/15/2023        7,312
      1,535   Assured Guaranty U.S. Holdings, Inc.                                 7.00          6/01/2034        1,875
      1,000   Assured Guaranty U.S. Holdings, Inc.
                3 mo. LIBOR + 2.38%                                                3.97(b)      12/15/2066          894
     21,500   Chubb Corp. 3 mo. LIBOR + 2.25%                                      3.97(b)       3/29/2067       21,473
      7,000   Hanover Insurance Group, Inc.                                        4.50          4/15/2026        7,185
      4,000   Markel Corp.                                                         3.63          3/30/2023        4,052
     12,350   Mercury General Corp.                                                4.40          3/15/2027       12,466
      5,000   Navigators Group, Inc.                                               5.75         10/15/2023        5,259
     15,000   Oil Insurance Ltd. 3 mo. LIBOR + 2.982%(a)                           4.68(b)               -(g)    14,588
      7,000   Old Republic International Corp.                                     3.88          8/26/2026        6,923
     10,025   OneBeacon US Holdings, Inc.                                          4.60         11/09/2022       10,195
     10,000   ProAssurance Corp.                                                   5.30         11/15/2023       10,686
      5,000   RLI Corp.                                                            4.87          9/15/2023        5,177
                                                                                                             ----------
                                                                                                                136,479
                                                                                                             ----------
              REGIONAL BANKS (6.3%)
     10,000   Associated Banc-Corp.                                                4.25          1/15/2025       10,148
     10,000   Banc of California, Inc.                                             5.25          4/15/2025       10,160
     10,000   Bank of the Ozarks, Inc. 3 mo. LIBOR + 4.425%                        5.50(b)       7/01/2026       10,418
      5,000   BankUnited, Inc.                                                     4.88         11/17/2025        5,234
     15,000   Citizens Financial Group, Inc.(a)                                    4.15          9/28/2022       15,323
      5,500   Citizens Financial Group, Inc.                                       3.75          7/01/2024        5,474
      4,750   CoBiz Financial, Inc. 3 mo. LIBOR+ 3.17%                             5.62(b)       6/25/2030        5,035
      2,000   Cullen/Frost Bankers, Inc.                                           4.50          3/17/2027        2,052
     10,000   Cullen/Frost Capital Trust II 3 mo. LIBOR + 1.55%                    3.03(b)       3/01/2034        8,955
     10,000   Eagle Bancorp, Inc. 3 mo. LIBOR + 3.85%                              5.00(b)       8/01/2026       10,065
     10,000   Fifth Third Bank                                                     3.85          3/15/2026       10,105
      5,000   First Financial Bancorp                                              5.13          8/25/2025        5,176

================================================================================

12  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
$     1,000   First Maryland Capital Trust I 3 mo. LIBOR + 1.00%                   2.72%(b)      1/15/2027   $      956
      5,000   First Midwest Bancorp, Inc.                                          5.87          9/29/2026        5,357
     10,000   First Niagara Financial Group, Inc.                                  7.25         12/15/2021       11,412
      5,000   FirstMerit Bank, N.A.                                                4.27         11/25/2026        5,119
     10,000   Fulton Financial Corp.                                               4.50         11/15/2024       10,239
      5,000   Hilltop Holdings, Inc.                                               5.00          4/15/2025        5,062
      3,000   Home Bancshares, Inc. 3 mo. LIBOR + 3.575%                           5.63(b)       4/15/2027        3,132
     10,000   Huntington Bancshares, Inc.                                          3.15          3/14/2021       10,085
     10,000   Huntington Bancshares, Inc.                                          4.35          2/04/2023       10,313
     10,000   Key Bank N.A.                                                        3.40          5/20/2026        9,841
        750   KeyCorp Capital II                                                   6.87          3/17/2029          862
      5,000   LegacyTexas Financial Group 3 mo. LIBOR + 3.89%                      5.50(b)      12/01/2025        5,068
     16,000   Manufacturers & Traders Trust Co.
                3 mo. LIBOR + 0.64%                                                2.12(b)      12/01/2021       15,976
      1,000   Manufacturers & Traders Trust Co.                                    3.40          8/17/2027          994
      4,417   MB Financial Bank, N.A. 3 mo. LIBOR + 1.873%                         4.00(i)      12/01/2027        4,416
      5,000   MUFG Americas Holdings Corp.                                         3.50          6/18/2022        5,062
     10,000   People's United Bank NA                                              4.00          7/15/2024       10,033
     10,000   People's United Financial, Inc.                                      3.65         12/06/2022       10,171
      5,818   Santander Holdings USA, Inc.(a)                                      4.40          7/13/2027        5,924
      5,000   Sterling National Bank 3 mo. LIBOR + 3.937%                          5.25(b)       4/01/2026        5,061
      5,000   SunTrust Capital I 3 mo. LIBOR + 0.67%                               2.09(b)       5/15/2027        4,675
      5,000   TCF National Bank                                                    4.60          2/27/2025        4,939
      4,063   Townebank/Portsmouth VA 3 mo. LIBOR + 2.55%                          4.50(b)       7/30/2027        4,165
      5,000   Webster Financial Corp.                                              4.38          2/15/2024        5,078
      1,000   Wilmington Trust Corp.                                               8.50          4/02/2018        1,011
      3,500   Wintrust Financial Corp.                                             5.00          6/13/2024        3,530
                                                                                                             ----------
                                                                                                                256,626
                                                                                                             ----------
              REINSURANCE (0.1%)
      5,000   Alleghany Corp.                                                      5.63          9/15/2020        5,334
                                                                                                             ----------
              REITs - HEALTH CARE (0.2%)
      2,000   Senior Housing Properties Trust                                      6.75         12/15/2021        2,191
      3,000   Welltower, Inc.                                                      6.12          4/15/2020        3,217
      2,000   Welltower, Inc.                                                      4.95          1/15/2021        2,112
                                                                                                             ----------
                                                                                                                  7,520
                                                                                                             ----------
              REITs - MORTGAGE (0.1%)
        750   Starwood Property Trust, Inc.(a),(h)                                 3.62          2/01/2021          753
      2,000   Starwood Property Trust, Inc.                                        5.00         12/15/2021        2,089
                                                                                                             ----------
                                                                                                                  2,842
                                                                                                             ----------
              REITs - OFFICE (0.2%)
      7,000   Alexandria Real Estate Equities, Inc.                                4.60          4/01/2022        7,358
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
              REITs - RESIDENTIAL (0.3%)
$    10,000   UDR, Inc.                                                            4.63%         1/10/2022   $   10,523
                                                                                                             ----------
              REITs - SPECIALIZED (0.3%)
      5,000   American Tower Corp.                                                 5.90         11/01/2021        5,508
      6,000   EPR Properties(j)                                                    7.75          7/15/2020        6,713
                                                                                                             ----------
                                                                                                                 12,221
                                                                                                             ----------
              THRIFTS & MORTGAGE FINANCE (0.4%)
      5,000   Astoria Financial Corp.                                              3.50          6/08/2020        5,020
     10,000   EverBank Financial Corp.                                             5.75          7/02/2025       11,015
                                                                                                             ----------
                                                                                                                 16,035
                                                                                                             ----------
              Total Financials                                                                                  785,758
                                                                                                             ----------
              HEALTH CARE (2.6%)
              ------------------
              BIOTECHNOLOGY (0.1%)
      5,000   Baxalta, Inc.                                                        4.00          6/23/2025        5,089
                                                                                                             ----------
              HEALTH CARE EQUIPMENT (0.5%)
      9,000   Becton Dickinson & Co.(a)                                            3.00          5/15/2026        9,016
     10,000   Becton Dickinson & Co.                                               3.70          6/06/2027        9,871
      2,000   Teleflex, Inc.                                                       4.88          6/01/2026        2,048
                                                                                                             ----------
                                                                                                                 20,935
                                                                                                             ----------
              HEALTH CARE FACILITIES (0.6%)
     10,000   HCA, Inc.                                                            4.50          2/15/2027        9,987
      2,000   HealthSouth Corp.                                                    5.75         11/01/2024        2,048
        545   Orlando Health(k)                                                    3.78         10/01/2028          551
      5,000   Premier Health Partners                                              2.91         11/15/2026        4,681
      4,000   SSM Health Care                                                      3.82          6/01/2027        4,073
      1,445   Vanderbilt University Medical Center                                 4.17          7/01/2037        1,456
                                                                                                             ----------
                                                                                                                 22,796
                                                                                                             ----------
              HEALTH CARE SERVICES (0.3%)
     10,000   Express Scripts Holding Co.                                          3.00          7/15/2023        9,807
                                                                                                             ----------
              MANAGED HEALTH CARE (0.1%)
      5,000   UnitedHealth Group, Inc.                                             3.10          3/15/2026        4,931
                                                                                                             ----------
              PHARMACEUTICALS (1.0%)
     10,000   Actavis Funding SCS                                                  3.80          3/15/2025       10,056
        995   Endo Luxembourg Finance Company I S.a r.l.
                1mo. LIBOR + 4.25%(e)                                              5.88          4/29/2024          998
      5,000   Mallinckrodt International Finance S.A.(f)                           4.75          4/15/2023        4,125
      5,000   Mylan N.V.                                                           3.75         12/15/2020        5,106
      5,000   Mylan N.V.                                                           3.95          6/15/2026        4,978

================================================================================

14  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
$    15,000   Zoetis, Inc.                                                         3.25%         2/01/2023   $   15,076
                                                                                                             ----------
                                                                                                                 40,339
                                                                                                             ----------
              Total Health Care                                                                                 103,897
                                                                                                             ----------
              INDUSTRIALS (5.0%)
              ------------------
              AEROSPACE & DEFENSE (0.9%)
     10,000   Arconic, Inc.                                                       5.40           4/15/2021       10,616
     15,000   Lockheed Martin Corp.                                               3.60           3/01/2035       14,963
      5,000   Spirit AeroSystems, Inc.                                            3.85           6/15/2026        4,987
      5,000   United Technologies Corp.                                           3.10           6/01/2022        5,044
                                                                                                             ----------
                                                                                                                 35,610
                                                                                                             ----------
              AIR FREIGHT & LOGISTICS (0.2%)
     10,000   FedEx Corp.                                                         3.90           2/01/2035       10,029
                                                                                                             ----------
              AIRLINES (1.3%)
        192   America West Airlines, Inc. Pass-Through Trust
                (INS - AMBAC Assurance Corp.)                                     7.93           7/02/2020          197
      7,752   American Airlines, Inc. Pass-Through Trust                          4.00           1/15/2027        7,972
      2,000   American Airlines, Inc. Pass-Through Trust                          3.60           4/15/2031        1,990
        399   Continental Airlines, Inc. Pass-Through Trust                       6.54           8/02/2020          415
        381   Continental Airlines, Inc. Pass-Through Trust
                (INS - AMBAC Assurance Corp.)                                     6.24           9/15/2021          389
      8,564   Continental Airlines, Inc. Pass-Through Trust                       4.15          10/11/2025        8,935
      7,759   Hawaiian Airlines, Inc. Pass-Through Trust                          3.90           7/15/2027        7,907
      5,678   United Airlines, Inc. Pass-Through Trust                            4.63           3/03/2024        5,859
      4,262   United Airlines, Inc. Pass-Through Trust                            4.30           2/15/2027        4,485
        549   US Airways Group, Inc. Pass-Through Trust
                (INS - MBIA Insurance Corp.)                                      7.08           9/20/2022          588
      2,902   US Airways Group, Inc. Pass-Through Trust                           6.25          10/22/2024        3,189
      1,874   US Airways Group, Inc. Pass-Through Trust                           7.12           4/22/2025        2,128
      7,727   US Airways Group, Inc. Pass-Through Trust                           3.95           5/15/2027        7,983
                                                                                                             ----------
                                                                                                                 52,037
                                                                                                             ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
      4,851   Terex Corp. 3 mo. LIBOR + 2.25%(e)                                  3.94           1/31/2024        4,892
     10,000   Wabtec Corp.                                                        3.45          11/15/2026        9,605
                                                                                                             ----------
                                                                                                                 14,497
                                                                                                             ----------
              INDUSTRIAL CONGLOMERATES (0.1%)
      5,921   General Electric Co. 3 mo. LIBOR+ 3.33%                             5.00(b)                -(g)     6,002
                                                                                                             ----------
              INDUSTRIAL MACHINERY (0.4%)
     10,000   CNH Industrial Capital, LLC                                         3.38           7/15/2019       10,106
      6,000   Stanley Black & Decker, Inc. 3 mo. LIBOR + 4.304%                   5.75(b)       12/15/2053        6,210
                                                                                                             ----------
                                                                                                                 16,316
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
              RAILROADS (0.3%)
$     1,700   Union Pacific Corp.                                                  3.25%         1/15/2025   $    1,721
     10,000   Union Pacific Corp.                                                  2.75          3/01/2026        9,700
                                                                                                             ----------
                                                                                                                 11,421
                                                                                                             ----------
              TRADING COMPANIES & DISTRIBUTORS (0.6%)
     10,000   Air Lease Corp.                                                      3.00          9/15/2023        9,816
      7,000   ILFC E-Capital Trust Highest of 3 mo. LIBOR/
                10 Year CMT/30 Year CMT +1.55%(a)                                  4.37(b)      12/21/2065        6,860
      2,000   ILFC E-Capital Trust II Highest of 3 mo. LIBOR/
                10 Year CMT/30 Year CMT + 1.80%(a)                                 4.62(b)      12/21/2065        1,977
      6,000   International Lease Finance Corp.(a)                                 7.12          9/01/2018        6,165
                                                                                                             ----------
                                                                                                                 24,818
                                                                                                             ----------
              TRUCKING (0.8%)
      1,000   Avis Budget Car Rental, LLC / Avis Budget
                Finance, Inc.(a)                                                   5.13          6/01/2022        1,009
      5,000   ERAC USA Finance, LLC(a)                                             3.30         10/15/2022        5,006
     20,000   Penske Truck Leasing Co., LP / PTL Finance Corp.(a)                  4.25          1/17/2023       20,925
      5,000   Ryder System, Inc.                                                   3.45         11/15/2021        5,070
                                                                                                             ----------
                                                                                                                 32,010
                                                                                                             ----------
              Total Industrials                                                                                 202,740
                                                                                                             ----------
              INFORMATION TECHNOLOGY (1.6%)
              -----------------------------
              APPLICATION SOFTWARE (0.1%)
      3,465   Solera, LLC 1mo. LIBOR + 3.25%(e)                                    4.82          3/03/2023        3,495
                                                                                                             ----------
              COMMUNICATIONS EQUIPMENT (0.2%)
     10,000   Cisco Systems, Inc.                                                  2.60          2/28/2023        9,868
                                                                                                             ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      2,604   Keysight Technologies, Inc.                                          4.60          4/06/2027        2,705
                                                                                                             ----------
              ELECTRONIC MANUFACTURING SERVICES (0.2%)
      5,000   Jabil, Inc.                                                          3.95          1/12/2028        4,903
      5,000   Molex Electronic Technologies, LLC(a)                                3.90          4/15/2025        5,016
                                                                                                             ----------
                                                                                                                  9,919
                                                                                                             ----------
              HOME ENTERTAINMENT SOFTWARE (0.2%)
      7,500   Activision Blizzard                                                  3.40          9/15/2026        7,420
                                                                                                             ----------
              SEMICONDUCTORS (0.4%)
      5,000   Broadcom Corp. / Broadcom Cayman L.P.(a)                             3.62          1/15/2024        4,939
     10,000   QUALCOMM, Inc.                                                       3.45          5/20/2025        9,787
      3,000   QUALCOMM, Inc.                                                       3.25          5/20/2027        2,872
                                                                                                             ----------
                                                                                                                 17,598
                                                                                                             ----------
              SYSTEMS SOFTWARE (0.1%)
      5,000   VMware, Inc.                                                         3.90          8/21/2027        4,839
                                                                                                             ----------

================================================================================

16  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.3%)
$     7,500   Dell International, LLC / EMC Corp.(a)                               4.42%         6/15/2021   $    7,783
      2,500   Dell International, LLC / EMC Corp.(a)                               5.88          6/15/2021        2,600
                                                                                                             ----------
                                                                                                                 10,383
                                                                                                             ----------
              Total Information Technology                                                                       66,227
                                                                                                             ----------
              MATERIALS (2.9%)
              ----------------
              COMMODITY CHEMICALS (0.5%)
      5,000   Chevron Phillips Chemical Co.(a)                                     3.40         12/01/2026        5,005
      3,850   LYB International Finance II B.V.                                    3.50          3/02/2027        3,816
     10,000   Westlake Chemical Corp.                                              3.60          8/15/2026        9,971
                                                                                                             ----------
                                                                                                                 18,792
                                                                                                             ----------
              CONSTRUCTION MATERIALS (0.2%)
      3,000   CRH America, Inc.                                                    5.75          1/15/2021        3,221
      5,000   Martin Marietta Materials, Inc.                                      4.25          7/02/2024        5,211
                                                                                                             ----------
                                                                                                                  8,432
                                                                                                             ----------
              DIVERSIFIED CHEMICALS (0.2%)
      7,500   CF Industries, Inc.(a)                                               4.50         12/01/2026        7,740
      1,000   E.I. du Pont de Nemours & Co.                                        6.00          7/15/2018        1,018
                                                                                                             ----------
                                                                                                                  8,758
                                                                                                             ----------
              DIVERSIFIED METALS & MINING (0.1%)
      6,000   Freeport-McMoRan, Inc.                                               3.55          3/01/2022        5,970
                                                                                                             ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
      5,000   Mosaic Co.                                                           4.05         11/15/2027        4,965
                                                                                                             ----------
              METAL & GLASS CONTAINERS (0.1%)
      1,000   Ball Corp.                                                           5.00          3/15/2022        1,059
      2,500   Ball Corp.                                                           5.25          7/01/2025        2,659
                                                                                                             ----------
                                                                                                                  3,718
                                                                                                             ----------
              PAPER PACKAGING (0.8%)
      2,037   International Paper Co.                                              7.50          8/15/2021        2,345
      5,000   International Paper Co.                                              4.75          2/15/2022        5,327
      5,000   International Paper Co.                                              3.80          1/15/2026        5,103
      7,500   International Paper Co.                                              3.00          2/15/2027        7,171
      4,738   Klockner-Pentaplast of America, Inc.
                3 mo. LIBOR + 4.25%(e)                                             5.94          6/30/2022        4,772
      5,153   Sealed Air Corp.(a)                                                  6.88          7/15/2033        5,965
                                                                                                             ----------
                                                                                                                 30,683
                                                                                                             ----------
              PAPER PRODUCTS (0.1%)
      3,000   Georgia-Pacific, LLC                                                 7.25          6/01/2028        3,911
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
              SPECIALTY CHEMICALS (0.2%)
$     3,500   H.B. Fuller Co.                                                      4.00%         2/15/2027   $    3,386
      2,900   Sherwin-Williams Co.                                                 3.45          6/01/2027        2,870
                                                                                                             ----------
                                                                                                                  6,256
                                                                                                             ----------
              STEEL (0.6%)
     10,000   Allegheny Technologies, Inc.                                         5.95          1/15/2021       10,375
      3,000   Allegheny Technologies, Inc.                                         7.87          8/15/2023        3,302
      2,000   Carpenter Technology Corp.                                           5.20          7/15/2021        2,067
     10,000   Worthington Industries, Inc.                                         4.55          4/15/2026       10,208
                                                                                                             ----------
                                                                                                                 25,952
                                                                                                             ----------
              Total Materials                                                                                   117,437
                                                                                                             ----------
              MUNICIPAL (0.1%)
              ----------------
              HOSPITAL (0.1%)
      3,000   Boston Medical Center Corp.                                          3.91          7/01/2028        2,943
                                                                                                             ----------
              REAL ESTATE (4.2%)
              ------------------
              REITs - DIVERSIFIED (0.3%)
      7,500   Spirit Realty LP                                                     4.45          9/15/2026        7,343
      5,000   Washington REIT                                                      3.95         10/15/2022        5,090
                                                                                                             ----------
                                                                                                                 12,433
                                                                                                             ----------
              REITs - HEALTH CARE (0.8%)
      4,901   MPT Operating Partnership, LP / MPT Finance Corp.                    5.25          8/01/2026        5,073
      2,000   Nationwide Health Properties, Inc.                                   6.90         10/01/2037        2,584
     10,000   Omega Healthcare Investors, Inc.                                     4.95          4/01/2024       10,305
      7,500   Physicians Realty, LP                                                4.30          3/15/2027        7,502
      4,000   Sabra Health Care, LP                                                5.12          8/15/2026        3,972
      4,000   Sabra Health Care, LP / Sabra Capital Corp.                          5.50          2/01/2021        4,107
                                                                                                             ----------
                                                                                                                 33,543
                                                                                                             ----------
              REITs - HOTEL & RESORT (0.2%)
      5,000   Hospitality Property Trust                                           4.95          2/15/2027        5,186
      2,000   Hospitality Property Trust(k)                                        4.38          2/15/2030        1,965
                                                                                                             ----------
                                                                                                                  7,151
                                                                                                             ----------
              REITs - OFFICE (0.7%)
      2,000   Boston Properties, LP                                                5.88         10/15/2019        2,100
      8,000   Boston Properties, LP                                                3.85          2/01/2023        8,261
      7,500   Columbia Property Trust Operating Partnership, LP                    3.65          8/15/2026        7,224
      5,000   Hudson Pacific Properties, LP                                        3.95         11/01/2027        4,879
      4,444   SL Green Operating Partnership, LP                                   3.25         10/15/2022        4,396
                                                                                                             ----------
                                                                                                                 26,860
                                                                                                             ----------

================================================================================

18  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
              REITs - RESIDENTIAL (0.4%)
$     5,550   AvalonBay Communities, Inc.                                          2.85%         3/15/2023   $    5,481
      9,000   ERP Operating, LP                                                    2.85         11/01/2026        8,591
                                                                                                             ----------
                                                                                                                 14,072
                                                                                                             ----------
              REITs - RETAIL (0.9%)
      5,000   CBL & Associates, LP                                                 5.25         12/01/2023        4,683
      3,000   Federal Realty Investment Trust                                      3.00          8/01/2022        2,995
     10,000   Federal Realty Investment Trust                                      2.75          6/01/2023        9,752
        741   Federal Realty Investment Trust                                      3.25          7/15/2027          720
      5,000   National Retail Properties, Inc.                                     4.00         11/15/2025        5,069
      2,000   Realty Income Corp.                                                  5.75          1/15/2021        2,148
      2,100   Realty Income Corp.                                                  3.25         10/15/2022        2,110
      5,000   Realty Income Corp.                                                  4.12         10/15/2026        5,161
      6,000   Realty Income Corp.                                                  3.00          1/15/2027        5,695
                                                                                                             ----------
                                                                                                                 38,333
                                                                                                             ----------
              REITs - SPECIALIZED (0.9%)
      5,000   American Tower Corp.                                                 3.45          9/15/2021        5,074
     21,204   CC Holdings GS V, LLC / Crown Castle GS III Corp.                    3.85          4/15/2023       21,530
      5,000   EPR Properties                                                       4.75         12/15/2026        5,071
      2,000   Sabra Health Care LP / Sabra Capital Corp.                           5.38          6/01/2023        2,055
      3,901   Uniti Group, LP 1mo. LIBOR + 3.00%(e)                                4.57         10/24/2022        3,767
                                                                                                             ----------
                                                                                                                 37,497
                                                                                                             ----------
              Total Real Estate                                                                                 169,889
                                                                                                             ----------
              TELECOMMUNICATION SERVICES (1.7%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.4%)
      2,000   CenturyLink, Inc.                                                    6.45          6/15/2021        2,042
      5,000   CenturyLink, Inc.                                                    5.80          3/15/2022        4,894
      2,000   CenturyLink, Inc.(f)                                                 6.75         12/01/2023        1,953
      6,000   Qwest Corp.                                                          6.75         12/01/2021        6,435
                                                                                                             ----------
                                                                                                                 15,324
                                                                                                             ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
     10,000   AT&T, Inc.                                                           4.50          5/15/2035        9,879
      2,000   AT&T, Inc.                                                           5.25          3/01/2037        2,120
      3,000   Frontier Communications Corp.                                        6.25          9/15/2021        2,471
      5,000   Frontier Communications Corp.                                       11.00          9/15/2025        3,931
     10,000   Verizon Communications, Inc.                                         2.95          3/15/2022        9,967
     10,000   Verizon Communications, Inc.                                         4.50          8/10/2033       10,281
                                                                                                             ----------
                                                                                                                 38,649
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
$     4,661   Grain Spectrum Funding II(a)                                         3.29%        10/10/2034   $    4,649
     10,313   Sprint Spectrum Co., LLC/Sprint Spectrum Co.
              II, LLC / Sprint Spectrum Co.(a)                                     3.36          3/20/2023       10,377
      1,000   T-Mobile USA, Inc.(h)                                                4.75          2/01/2028        1,005
                                                                                                             ----------
                                                                                                                 16,031
                                                                                                             ----------
              Total Telecommunication Services                                                                   70,004
                                                                                                             ----------
              UTILITIES (6.6%)
              ----------------
              ELECTRIC UTILITIES (4.1%)
      7,107   Bruce Mansfield Unit Pass-Through Trust                              6.85          6/01/2034        2,861
     15,000   Cleco Corporate Holdings, LLC                                        3.74          5/01/2026       14,778
      1,000   DPL, Inc.                                                            6.75         10/01/2019        1,060
     10,000   Duke Energy Carolinas, LLC                                           2.50          3/15/2023        9,808
      5,000   Duke Energy Indiana, LLC                                             3.75          5/15/2046        4,930
      1,045   Duke Energy Progress, LLC                                            6.13          9/15/2033        1,311
     13,000   Duquesne Light Holdings, Inc.(a)                                     6.40          9/15/2020       14,135
      3,500   Duquesne Light Holdings, Inc.(a)                                     5.90         12/01/2021        3,843
     10,000   Entergy Texas, Inc.                                                  2.55          6/01/2021        9,843
      3,500   FirstEnergy Corp.                                                    3.90          7/15/2027        3,543
      5,000   Georgia Power Co.                                                    3.25          4/01/2026        4,932
      2,000   Indiana Michigan Power Co.                                           7.00          3/15/2019        2,099
      4,667   IPALCO Enterprises, Inc.                                             3.70          9/01/2024        4,638
      3,750   ITC Holdings Corp.(a)                                                3.35         11/15/2027        3,678
      2,000   Metropolitan Edison Co.                                              7.70          1/15/2019        2,097
      3,000   N.V. Energy, Inc.                                                    6.25         11/15/2020        3,276
      1,000   Nevada Power Co.                                                     6.50          5/15/2018        1,013
     14,000   NextEra Energy Capital Holdings, Inc. 3 mo.
                LIBOR + 2.068%                                                     3.76(b)      10/01/2066       13,528
      2,000   Oglethorpe Power Corp.                                               6.10          3/15/2019        2,074
      5,000   Oncor Electric Delivery Co., LLC                                     3.75          4/01/2045        5,048
      5,000   Pacific Gas & Electric Co.                                           2.95          3/01/2026        4,762
     15,000   PPL Capital Funding, Inc. 3 mo. LIBOR + 2.665%                       4.36(b)       3/30/2067       14,925
      3,000   Public Service Co. of New Mexico                                     7.95          5/15/2018        3,051
      6,900   Southern California Edison Co. 3 mo.
                LIBOR + 4.199%                                                     6.25(b)               -(g)     7,426
     10,000   Southern Co.                                                         3.25          7/01/2026        9,686
      5,000   System Energy Resources, Inc.                                        4.10          4/01/2023        5,145
      4,000   Texas-New Mexico Power Co.(a)                                        9.50          4/01/2019        4,308
     10,000   Xcel Energy, Inc.                                                    3.30          6/01/2025        9,999
                                                                                                             ----------
                                                                                                                167,797
                                                                                                             ----------
              GAS UTILITIES (0.6%)
      1,000   Atmos Energy Corp.                                                   8.50          3/15/2019        1,065
      4,000   National Fuel Gas Co.                                                4.90         12/01/2021        4,185

================================================================================

20  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
$    10,000   National Fuel Gas Co.                                                3.75%         3/01/2023   $    9,999
      1,000   National Fuel Gas Co.                                                7.38          6/13/2025        1,167
      6,120   Spire, Inc.                                                          3.54          2/27/2024        6,065
                                                                                                             ----------
                                                                                                                 22,481
                                                                                                             ----------
              MULTI-UTILITIES (1.4%)
      2,000   Ameren Illinois Co.                                                  9.75         11/15/2018        2,116
      3,000   Black Hills Corp.                                                    5.88          7/15/2020        3,208
      5,000   Black Hills Corp.                                                    3.95          1/15/2026        5,098
      2,000   CMS Energy Corp.                                                     6.25          2/01/2020        2,137
      3,000   CMS Energy Corp.                                                     5.05          3/15/2022        3,220
      5,000   Consumers Energy Co.                                                 2.85          5/15/2022        5,000
      6,050   Dominion Resources, Inc. 3 mo. LIBOR + 2.825%                        4.52(b)       6/30/2066        6,027
      8,000   Dominion Resources, Inc. 3 mo. LIBOR + 2.30%                         3.99(b)       9/30/2066        7,592
      8,000   Puget Sound Energy, Inc. 3 mo. LIBOR + 6.75%                         4.01(b)       6/01/2067        7,960
      2,000   Sempra Energy                                                        9.80          2/15/2019        2,151
     14,500   WEC Energy Group, Inc. 3 mo. LIBOR + 2.113%                          3.53(b)       5/15/2067       14,133
                                                                                                             ----------
                                                                                                                 58,642
                                                                                                             ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
      8,000   ONEOK, Inc.                                                          4.25          2/01/2022        8,293
                                                                                                             ----------
              WATER UTILITIES (0.3%)
     10,000   Aquarion Co., Inc.(a)                                                4.00          8/15/2024       10,371
                                                                                                             ----------
              Total Utilities                                                                                   267,584
                                                                                                             ----------
              Total Corporate Obligations (cost: $2,334,376)                                                  2,395,239
                                                                                                             ----------

              EURODOLLAR AND YANKEE OBLIGATIONS (19.4%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.1%)
      5,000   Daimler Finance, N.A., LLC(a)                                        2.25          7/31/2019        4,983
                                                                                                             ----------
              PUBLISHING (0.1%)
      4,622   Pearson Funding Four plc(a)                                          3.75          5/08/2022        4,561
                                                                                                             ----------
              Total Consumer Discretionary                                                                        9,544
                                                                                                             ----------
              CONSUMER STAPLES (1.7%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
      8,000   Viterra, Inc.(a)                                                     5.95          8/01/2020        8,577
                                                                                                             ----------
              BREWERS (0.5%)
      5,000   Anheuser-Busch InBev Worldwide, Inc.                                 3.75          1/15/2022        5,162
     15,000   Anheuser-Busch InBev Worldwide, Inc.                                 3.65          2/01/2026       15,206
                                                                                                             ----------
                                                                                                                 20,368
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
              DISTILLERS & VINTNERS (0.2%)
$    10,000   Becle S.A. de C.V.(a)                                                3.75%         5/13/2025   $    9,891
                                                                                                             ----------
              FOOD RETAIL (0.1%)
        109   Ahold Lease USA, Inc. Pass-Through Trust                             7.82          1/02/2020          111
      3,334   Alimentation Couche Tard, Inc.(a)                                    3.55          7/26/2027        3,264
                                                                                                             ----------
                                                                                                                  3,375
                                                                                                             ----------
              PACKAGED FOODS & MEATS (0.1%)
      5,000   Smithfield Foods, Inc.(a)                                            4.25          2/01/2027        5,031
                                                                                                             ----------
              Tobacco (0.6%)
      2,000   BAT Capital Corp.(a)                                                 4.39          8/15/2037        2,062
     10,000   BAT International Finance plc(a)                                     3.25          6/07/2022       10,042
     10,000   Imperial Brands Finance plc(a)                                       4.25          7/21/2025       10,323
                                                                                                             ----------
                                                                                                                 22,427
                                                                                                             ----------
              Total Consumer Staples                                                                             69,669
                                                                                                             ----------
              ENERGY (1.8%)
              -------------
              INTEGRATED OIL & GAS (0.9%)
     10,000   BP Capital Markets plc                                               3.72         11/28/2028       10,264
      1,000   Husky Energy, Inc.                                                   7.25         12/15/2019        1,080
     10,000   Petrobras Global Finance B.V.                                        4.88          3/17/2020       10,300
      5,000   Petroleos Mexicanos(f)                                               4.50          1/23/2026        4,948
     10,000   Petroleos Mexicanos(a)                                               6.50          3/13/2027       10,951
                                                                                                             ----------
                                                                                                                 37,543
                                                                                                             ----------
              OIL & GAS DRILLING (0.1%)
      5,000   Noble Holding International Ltd.                                     7.70          4/01/2025        4,513
        375   QGOG Atlantic/Alaskan Rigs Ltd.(a)                                   5.25          7/30/2019          369
                                                                                                             ----------
                                                                                                                  4,882
                                                                                                             ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
      2,750   Aker BP ASA(a)                                                       6.00          7/01/2022        2,892
      4,500   Canadian Natural Resources Ltd.                                      3.85          6/01/2027        4,539
      2,000   Woodside Finance Ltd.(a)                                             4.60          5/10/2021        2,077
                                                                                                             ----------
                                                                                                                  9,508
                                                                                                             ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
      5,000   APT Pipelines Ltd.(a)                                                4.20          3/23/2025        5,121
      1,275   Nakilat, Inc.(a)                                                     6.07         12/31/2033        1,463
      2,000   TransCanada PipeLines Ltd.                                           7.12          1/15/2019        2,090
     11,860   TransCanada PipeLines Ltd. 3 mo. LIBOR + 2.21%                       3.63(b)       5/15/2067       11,386
                                                                                                             ----------
                                                                                                                 20,060
                                                                                                             ----------
              Total Energy                                                                                       71,993
                                                                                                             ----------

================================================================================

22  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
              FINANCIALS (5.9%)
              -----------------
              ASSET BACKED FINANCING (0.4%)
$    15,000   BNP Paribas S.A.(a)                                                  4.37%         5/12/2026   $   15,465
                                                                                                             ----------
              DIVERSIFIED BANKS (4.3%)
     10,000   ABN AMRO Bank N.V.(a)                                                4.75          7/28/2025       10,486
     10,000   ABN AMRO Bank N.V.(a)                                                4.80          4/18/2026       10,545
     10,000   Australia & New Zealand Banking Group Ltd.(a)                        4.40          5/19/2026       10,251
      3,750   Bank of Montreal 3 mo. LIBOR + 1.432%                                3.80(b)      12/15/2032        3,663
      2,450   Barclays Bank plc 6 mo. LIBOR + 0.25%                                2.19(c)               -(g)     2,276
      6,200   Barclays Bank plc                                                    4.84          5/09/2028        6,363
      1,154   Boral Finance Proprietary Ltd.(a)                                    3.75          5/01/2028        1,139
      4,500   Cooperatieve Rabobank U.A.                                           1.70          3/19/2018        4,500
     10,000   Cooperatieve Rabobank U.A.                                           3.88          2/08/2022       10,353
      8,451   Cooperatieve Rabobank U.A.                                           3.95         11/09/2022        8,683
     10,000   Credit Suisse Group Funding Ltd.                                     4.55          4/17/2026       10,550
     10,000   HSBC Bank plc 6 mo. LIBOR + 0.25%                                    2.13(b)               -(g)     9,273
     10,000   HSBC Holdings plc                                                    3.90          5/25/2026       10,211
      5,900   ING Groep N.V.                                                       3.95          3/29/2027        6,047
      5,000   Lloyds Banking Group plc 3 mo. LIBOR + 1.205%                        3.57(i)      11/07/2028        4,881
     10,000   Nordea Bank AB(a)                                                    4.25          9/21/2022       10,360
      4,000   Royal Bank of Scotland Group plc
                3 mo. LIBOR + 6.75%(f)                                             4.01(b)              -(g)      4,073
     10,000   Royal Bank of Scotland Group plc                                     6.12        12/15/2022        10,866
      6,560   Santander Bank, N.A.                                                 8.75         5/30/2018         6,698
     15,000   Santander UK plc(a)                                                  5.00        11/07/2023        15,850
      7,500   Swedbank AB(a)                                                       2.65         3/10/2021         7,474
     10,000   Westpac Banking Corp. 3 mo. LIBOR + 2.236%                           4.32(b)     11/23/2031        10,205
                                                                                                             ----------
                                                                                                                174,747
                                                                                                             ----------
              DIVERSIFIED CAPITAL MARKETS (0.0%)
      2,222   Credit Suisse Group AG 3 mo. LIBOR + 3.141%(a)                       3.87(i)      1/12/2029         2,213
                                                                                                             ----------
              LIFE & HEALTH INSURANCE (0.2%)
      7,000   Great-West Life & Annuity Insurance Capital, LP
                3 mo. LIBOR + 2.538%(a)                                            3.96(b)      5/16/2046         6,947
                                                                                                             ----------
              PROPERTY & CASUALTY INSURANCE (0.8%)
     20,056   QBE Capital Funding III Ltd.
                3 mo. LIBOR + 3.04%(a)                                             7.25(b)      5/24/2041        22,538
      5,000   XLIT Ltd. 3 mo. LIBOR + 2.458%                                       4.18(b)              -(g)      4,706
      5,000   XLIT Ltd.                                                            4.45         3/31/2025         5,054
                                                                                                             ----------
                                                                                                                 32,298
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (0.2%)
$    10,000   Nationwide Building Society(a)                                       4.00%         9/14/2026   $    9,967
                                                                                                             ----------
              Total Financials                                                                                  241,637
                                                                                                             ----------
              GOVERNMENT (0.1%)
              -----------------
              FOREIGN GOVERNMENT (0.1%)
      5,000   Italy Government International Bond                                  5.38          6/15/2033        5,845
                                                                                                             ----------
              HEALTH CARE (0.3%)
              ------------------
              PHARMACEUTICALS (0.3%)
     15,000   Teva Pharmaceutical Finance Netherlands III BV(f)                    3.15         10/01/2026       12,486
                                                                                                             ----------
              INDUSTRIALS (3.8%)
              ------------------
              AEROSPACE & DEFENSE (0.3%)
     10,000   BAE Systems Holdings, Inc.(a)                                        3.85         12/15/2025       10,170
      1,000   Dae Funding, LLC(a)                                                  4.00          8/01/2020        1,002
                                                                                                             ----------
                                                                                                                 11,172
                                                                                                             ----------
              AGRICULTURE & FARM MACHINERY (0.1%)
      5,000   CNH Industrial N.V.                                                  3.85         11/15/2027        4,966
                                                                                                             ----------
              AIRLINES (1.4%)
      5,000   Air Canada Pass-Through Trust(a)                                     5.00          3/15/2020        5,109
      3,463   Air Canada Pass-Through Trust(a)                                     5.37         11/15/2022        3,637
      8,548   Air Canada Pass-Through Trust(a)                                     3.88          9/15/2024        8,622
      8,092   Air Canada Pass-Through Trust(a)                                     4.13         11/15/2026        8,350
      5,566   Air Canada Pass-Through Trust(a)                                     3.75          6/15/2029        5,700
     12,563   British Airways Pass-Through Trust(a)                                4.62         12/20/2025       13,201
      3,069   Latam Airlines Pass-Through Trust                                    4.20          8/15/2029        3,103
      1,452   Virgin Australia Trust(a)                                            6.00          4/23/2022        1,488
     10,000   WestJet Airlines Ltd.(a)                                             3.50          6/16/2021       10,073
                                                                                                             ----------
                                                                                                                 59,283
                                                                                                             ----------
              AIRPORT SERVICES (0.6%)
     10,000   Heathrow Funding Ltd.(a)                                             4.87          7/15/2021       10,669
     10,000   Sydney Airport Finance Co. Proprietary Ltd.(a)                       3.90          3/22/2023       10,229
      2,000   Sydney Airport Finance Co. Proprietary Ltd.                          3.63          4/28/2026        1,981
                                                                                                             ----------
                                                                                                                 22,879
                                                                                                             ----------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
      5,500   Brambles USA, Inc.(a)                                                4.13         10/23/2025        5,632
                                                                                                             ----------
              INDUSTRIAL CONGLOMERATES (0.9%)
      7,500   CK Hutchison International 16 Ltd.(a)                                2.75         10/03/2026        7,006
      5,000   CK Hutchison International 17 Ltd.(a)                                3.50          4/05/2027        4,890
      2,000   Hutchison Whampoa International 11 Ltd.(a)                           4.63          1/13/2022        2,106

================================================================================

24  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
$    20,000   Siemens Financieringsmaatschappij N.V.(a)                            3.25%         5/27/2025   $   19,934
      1,000   Siemens Financieringsmaatschappij N.V.(a)                            6.12          8/17/2026        1,202
                                                                                                             ----------
                                                                                                                 35,138
                                                                                                             ----------
              RAILROADS (0.3%)
      4,261   Asciano Finance Ltd.(a)                                              4.62          9/23/2020        4,396
      8,000   Canadian National Railway Co.                                        2.75          3/01/2026        7,766
                                                                                                             ----------
                                                                                                                 12,162
                                                                                                             ----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
      3,000   Aercap Ireland Cap Ltd.                                              4.62          7/01/2022        3,142
                                                                                                             ----------
              Total Industrials                                                                                 154,374
                                                                                                             ----------
              INFORMATION TECHNOLOGY (0.2%)
              -----------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.2%)
      5,000   Tyco Electronics Group S.A.                                          3.50          2/03/2022        5,106
      1,200   Tyco Electronics Group S.A.                                          3.13          8/15/2027        1,179
                                                                                                             ----------
              Total Information Technology                                                                        6,285
                                                                                                             ----------
              MATERIALS (3.6%)
              ----------------
              ALUMINUM(0.0%)
      1,000   Alcoa Nederland Holding Co.(a)                                       6.75          9/30/2024        1,096
                                                                                                             ----------
              COMMODITY CHEMICALS (0.3%)
     10,000   Braskem Finance Ltd.                                                 6.45          2/03/2024       11,338
                                                                                                             ----------
              CONSTRUCTION MATERIALS (0.0%)
      1,000   Votorantim Cimentos S.A.                                             7.25          4/05/2041        1,111
                                                                                                             ----------
              COPPER (0.1%)
      3,000   Southern Copper Corp.                                                3.87          4/23/2025        3,090
                                                                                                             ----------
              DIVERSIFIED CHEMICALS (0.1%)
      3,000   Incitec Pivot Finance, LLC(a)                                        6.00         12/10/2019        3,157
                                                                                                             ----------
              DIVERSIFIED METALS &MINING (0.9%)
      5,000   Anglo American Capital plc(a)                                        4.12          4/15/2021        5,130
      2,500   Anglo American Capital plc(a)                                        3.75          4/10/2022        2,530
      3,333   Anglo American Capital plc(a)                                        4.00          9/11/2027        3,301
     15,000   Glencore Funding, LLC(a)                                             4.00          3/27/2027       14,885
      3,000   Teck Resources Ltd.                                                  4.75          1/15/2022        3,120
      5,000   Teck Resources Ltd.                                                  3.75          2/01/2023        5,031
                                                                                                             ----------
                                                                                                                 33,997
                                                                                                             ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
     10,000   Potash Corp. of Saskatchewan, Inc.                                   3.00          4/01/2025        9,595
      7,230   Yara International ASA(a)                                            3.80          6/06/2026        7,083
                                                                                                             ----------
                                                                                                                 16,678
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
              GOLD (0.7%)
$    15,000   Goldcorp, Inc.                                                       3.70%         3/15/2023   $   15,236
     10,000   Kinross Gold Corp.                                                   5.95          3/15/2024       11,039
      2,000   Kinross Gold Corp.(a)                                                4.50          7/15/2027        2,025
                                                                                                             ----------
                                                                                                                 28,300
                                                                                                             ----------
              METAL & GLASS CONTAINERS (0.2%)
      1,000   Ardagh Packaging Finance plc / Ardagh Holdings
                USA, Inc.(a)                                                       4.25          9/15/2022        1,009
      7,500   CCL Industries, Inc.(a)                                              3.25         10/01/2026        7,051
                                                                                                             ----------
                                                                                                                  8,060
                                                                                                             ----------
              PAPER PRODUCTS (0.1%)
      5,000   Amcor Finance USA, Inc.(a)                                           3.63          4/28/2026        4,836
                                                                                                             ----------
              PRECIOUS METALS & MINERALS (0.3%)
     12,000   Fresnillo plc(a)                                                     5.50         11/13/2023       13,082
                                                                                                             ----------
              STEEL (0.5%)
      2,000   ArcelorMittal                                                        6.00          3/01/2021        2,150
      4,000   ArcelorMittal                                                        6.75          2/25/2022        4,450
      2,000   Vale Overseas Ltd.                                                   4.62          9/15/2020        2,112
      5,000   Vale Overseas Ltd.                                                   4.38          1/11/2022        5,200
      5,000   Vale Overseas Ltd.                                                   6.25          8/10/2026        5,811
                                                                                                                 19,723
                                                                                                             ----------
              Total Materials                                                                                   144,468
                                                                                                             ----------
              REAL ESTATE (0.3%)
              ------------------
              REITs - RETAIL (0.3%)
     10,750   WEA Finance, LLC /Westfield UK & Europe
               Finance plc(a)                                                      3.75          9/17/2024       10,943
                                                                                                             ----------
              UTILITIES (1.5%)
              ----------------
              ELECTRIC UTILITIES (1.1%)
      5,000   Comision Federal de Electricidad(a)                                  4.75          2/23/2027        5,184
      6,000   EDP Finance B.V.(a)                                                  4.12          1/15/2020        6,163
     10,000   Electricite de France S.A. 10 wk. LIBOR + 3.709%(a)                  5.25(b)               -(g)    10,312
      5,000   Emera U.S. Finance, LP                                               3.55          6/15/2026        4,895
      5,000   Enel Finance International N.V.(a)                                   3.63          5/25/2027        4,900
     10,000   Fortis, Inc.                                                         3.06         10/04/2026        9,475
      3,500   Transelec S.A.(a)                                                    3.87          1/12/2029        3,491
                                                                                                             ----------
                                                                                                                 44,420
                                                                                                             ----------
              GAS UTILITIES (0.1%)
      5,000   Infraestructura Energetica Nova SAB de CV(a)                         3.75          1/14/2028        4,876
                                                                                                             ----------

================================================================================

26  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
$    10,200   TransAlta Corp.                                                      6.90%         5/15/2018   $   10,332
                                                                                                             ----------
              Total Utilities                                                                                    59,628
                                                                                                             ----------
              Total Eurodollar and Yankee Obligations (cost: $767,035)                                          786,872
                                                                                                             ----------

              FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
CAD  15,000   Province of Alberta (cost: $14,629)                                  2.55         12/15/2022       12,236
                                                                                                             ----------

              MUNICIPAL OBLIGATIONS (4.5%)

              CALIFORNIA (0.3%)
$       245   Escondido Joint Powers Financing Auth.
                (INS - National Public Finance)                                    5.53          9/01/2018          247
      1,250   Las Virgenes Unified School District                                 5.54          8/01/2025        1,382
      3,000   Long Beach Unified School District                                   5.91          8/01/2025        3,417
      3,000   Los Alamitos Unified School District                                 6.19          2/01/2026        3,546
      5,000   San Jose Redev. Agency Successor Agency                              3.23          8/01/2027        4,939
                                                                                                             ----------
                                                                                                                 13,531
                                                                                                             ----------
              COLORADO (0.0%)
      1,000   State Board of Governors Univ. Enterprise System                     4.90          3/01/2021        1,055
                                                                                                             ----------
              CONNECTICUT (0.1%)
        318   Mashantucket (Western) Pequot Tribe(l)                               7.35(m)       7/01/2026           49
      3,000   State Development Auth.                                              5.50          4/01/2021        3,297
                                                                                                             ----------
                                                                                                                  3,346
                                                                                                             ----------
              FLORIDA (0.4%)
      5,000   Miami-Dade County School Board
                (INS - Assured Guaranty Municipal Corp.)                           5.37          5/01/2031        5,470
      3,300   Miami-Dade County Transit System                                     4.59          7/01/2021        3,424
      4,000   Palm Beach County School Board                                       5.40          8/01/2025        4,497
      2,000   State Department of Environmental Protection                         5.76          7/01/2020        2,091
      2,500   Tohopekaliga Water Auth.                                             5.25         10/01/2036        2,818
                                                                                                             ----------
                                                                                                                 18,300
                                                                                                             ----------
              ILLINOIS (0.6%)
      4,975   Chicago Midway Airport                                               5.00          1/01/2024        5,661
      2,470   Chicago Midway Airport                                               5.00          1/01/2025        2,800
      1,500   Finance Auth.                                                        5.45          8/01/2038        1,581
      5,000   State                                                                5.66          3/01/2018        5,013
      1,000   State                                                                5.00          1/01/2019        1,022
      5,000   State                                                                5.00          8/01/2019        5,174
      1,405   Will County                                                          4.28         11/15/2018        1,428
                                                                                                             ----------
                                                                                                                 22,679
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
              MAINE (0.5%)
$    15,685   Eastern Maine Healthcare Systems                                     3.71%         7/01/2026   $   14,736
      5,000   Eastern Maine Healthcare Systems                                     5.02          7/01/2036        4,976
                                                                                                             ----------
                                                                                                                 19,712
                                                                                                             ----------
              MARYLAND (0.3%)
      3,000   Baltimore Board of School Commissioners                              5.69         12/15/2025        3,365
      2,295   EDC                                                                  4.05          6/01/2027        2,269
      2,390   EDC                                                                  4.15          6/01/2028        2,362
      2,490   EDC                                                                  4.25          6/01/2029        2,461
      1,330   EDC                                                                  4.35          6/01/2030        1,314
      1,385   EDC                                                                  4.40          6/01/2031        1,367
                                                                                                             ----------
                                                                                                                 13,138
                                                                                                             ----------
              NEW JERSEY (0.7%)
     10,000   EDA                                                                  4.45          6/15/2020       10,315
     10,000   EDA                                                                  5.25          9/01/2026       10,605
      2,500   EDA                                                                  5.71          6/15/2030        2,774
      3,000   Transportation Trust Fund Auth.                                      5.75         12/15/2028        3,376
                                                                                                             ----------
                                                                                                                 27,070
                                                                                                             ----------
              NEW YORK (0.9%)
      5,000   Bon Secours Charity Health System, Inc.                              5.25         11/01/2025        5,158
      2,500   City Transitional Finance Auth.                                      5.00          2/01/2035        2,717
      3,000   MTA                                                                  5.20         11/15/2018        3,071
      5,000   MTA                                                                  6.74         11/15/2030        6,409
      5,000   New York City                                                        6.27         12/01/2037        6,573
      3,000   Rensselaer Polytechnic Institute                                     5.60          9/01/2020        3,186
      5,000   State Mortgage Agency                                                4.20         10/01/2027        5,119
        110   Town of Oyster Bay                                                   3.55          2/01/2019          110
      1,825   Town of Oyster Bay                                                   3.80          2/01/2020        1,828
      1,500   Town of Oyster Bay                                                   3.95          2/01/2021        1,506
                                                                                                             ----------
                                                                                                                 35,677
                                                                                                             ----------
              NORTH CAROLINA (0.1%)
      3,000   City of Kannapolis                                                   7.28          3/01/2027        3,238
                                                                                                             ----------
              OHIO (0.1%)
      3,000   Miami Univ.                                                          6.67          9/01/2028        3,579
                                                                                                             ----------
              OKLAHOMA (0.0%)
      1,365   Development Finance Auth.                                            5.88          8/01/2037        1,437
                                                                                                             ----------
              PENNSYLVANIA (0.0%)
      1,000   Economic Development Financing Auth.                                 3.20         11/15/2027          972
                                                                                                             ----------

================================================================================

28  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                            COUPON                          VALUE
(000)         SECURITY                                                             RATE          MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------
              TENNESSEE (0.1%)
$       439   Keenan Dev. Association of Tennessee, LLC
                (INS - XL Capital Assurance)(a)                                    5.02%         7/15/2028   $      460
      1,745   Metropolitan Nashville Airport Auth.
                (INS -Assured Guaranty Municipal Corp.)                            5.14          7/01/2018        1,766
                                                                                                             ----------
                                                                                                                  2,226
                                                                                                             ----------
              TEXAS (0.3%)
      5,000   Baylor Scott & White Holdings                                        2.65         11/15/2026        4,691
      3,430   City of Austin CCD                                                   6.76          8/01/2030        4,215
      4,300   Harris County                                                        4.45         11/15/2031        4,196
                                                                                                             ----------
                                                                                                                 13,102
                                                                                                             ----------
              WASHINGTON (0.1%)
        175   American Eagle Northwest, LLC(a)                                     4.97         12/15/2018          175
      5,000   State                                                                5.25          2/01/2036        5,529
                                                                                                             ----------
                                                                                                                  5,704
                                                                                                             ----------
              Total Municipal Obligations (cost: $174,557)                                                      184,766
                                                                                                             ----------

              U.S. GOVERNMENT AGENCY ISSUES(n) (0.2%)

              MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.2%)
      7,901   Fannie Mae(+)                                                        2.50          7/01/2027        7,837
        129   Freddie Mac(+)                                                       5.00          9/01/2020          131
         88   Freddie Mac(+)                                                       5.50          4/01/2036           97
                                                                                                             ----------
              Total U.S. Government Agency Issues (cost: $8,119)                                                  8,065
                                                                                                             ----------

              U.S. TREASURY SECURITIES(o) (5.1%)

              BONDS (2.1%)
      5,050   2.25%, 8/15/2046                                                                                    4,376
     50,000   2.50%, 2/15/2045                                                                                   45,947
     20,000   2.75%, 8/15/2042                                                                                   19,434
      5,000   2.75%, 11/15/2042                                                                                   4,855
     10,000   2.87%, 11/15/2046                                                                                   9,872
                                                                                                             ----------
                                                                                                                 84,484
                                                                                                             ----------
              NOTES (3.0%)
     67,000   1.63%, 2/15/2026                                                                                   61,787
     10,000   2.25%, 11/15/2027                                                                                   9,599
     54,900   2.37%, 5/15/2027                                                                                   53,347
                                                                                                             ----------
                                                                                                                124,733
                                                                                                             ----------
              Total U.S. Treasury Securities (cost: $219,477)                                                   209,217
                                                                                                             ----------
              Total Bonds (cost: $3,841,588)                                                                  3,919,311
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                                                            VALUE
$(000)/SHARES SECURITY                                                                                            (000)
-----------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (1.5%)

              PREFERRED STOCKS (1.5%)

              CONSUMER STAPLES (0.6%)
              ----------------------
              AGRICULTURAL PRODUCTS (0.6%)
    400,000   CHS, Inc., 7.10%, cumulative redeemable, 3 mo.
                LIBOR + 4.298%(b),(g),(j)                                                                    $   10,884
    150,000   Dairy Farmers of America, Inc., 7.88%, cumulative
                redeemable(a),(g)                                                                                15,476
                                                                                                             ----------
              Total Consumer Staples                                                                             26,360
                                                                                                             ----------
              FINANCIALS (0.5%)
              ----------------
              DIVERSIFIED BANKS (0.2%)
     87,500   Citigroup Capital XIII, 7.68%, 3 mo. LIBOR + 6.37%(b)                                               2,386
     50,000   HSBC Holdings plc, 6.20%(g)                                                                         1,303
      5,000   U.S. Bancorp, 3.50%, Higher of 3 mo. LIBOR + 1.02% or 3.5%(b),(g)                                   4,525
                                                                                                             ----------
              Total Diversified Banks                                                                             8,214
                                                                                                             ----------
              LIFE & HEALTH INSURANCE (0.2%)
    369,987   Delphi Financial Group, Inc., 4.61%, cumulative
                redeemable, 3 mo. LIBOR + 3.19%(b)                                                                8,695
                                                                                                             ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
$     3,000   Catlin Insurance Co. Ltd., 7.25%, 3 mo. LIBOR + 2.975%(a),(b),(f),(g)                               2,947
                                                                                                             ----------
              REGIONAL BANKS (0.0%)
      2,000   CoBank ACB, 2.89%, 3 mo. LIBOR + 1.18%(a),(b),(g)                                                   1,202
                                                                                                             ----------
              REINSURANCE (0.0%)
      2,000   American Overseas Group Ltd., 7.50%, non-cumulative, 3 mo.
                LIBOR + 3.557%(b),(d),(p),(q)                                                                       500
                                                                                                             ----------
              Total Financials                                                                                   21,558
                                                                                                             ----------

              REAL ESTATE (0.2%)
              -----------------
              REITs - RESIDENTIAL (0.2%)
    100,000   Equity Residential Properties Trust, 8.29%, Series K,
                depositary shares, cumulative redeemable(g)                                                       6,487
                                                                                                             ----------

              TELECOMMUNICATION SERVICES (0.2%)
              --------------------------------
              ALTERNATIVE CARRIERS (0.1%)
    200,000   Qwest Corp., 6.50%(f)                                                                               4,104
                                                                                                             ----------

================================================================================

30  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
NUMBER OF                                                                                                         VALUE
SHARES        SECURITY                                                                                            (000)
-----------------------------------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      2,000   Centaur Funding Corp., 9.08%(a)                                                                $    2,299
                                                                                                             ----------
              Total Telecommunication Services                                                                    6,403
                                                                                                             ----------
              Preferred Stocks (cost: $60,106)                                                                   60,808
                                                                                                             ----------
              Total Equity Securities (cost: $60,106)                                                            60,808
                                                                                                             ----------

CAPTION>
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                            COUPON
(000)                                                                              RATE         MATURITY
-----------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.4%)

              COMMERCIAL PAPER (1.4%)
    $ 9,315   Canadian Natural Resources(a)                                        1.85%        2/26/2018         9,303
      4,445   Constellation Brands, Inc.(a)                                        1.86         2/07/2018         4,444
      6,000   Energy Transfer Partners(a)                                          2.25         2/02/2018         6,000
      7,600   OGE Energy Corp.(a)                                                  1.69         2/05/2018         7,598
     15,000   Spire, Inc.(a)                                                       1.75         2/06/2018        14,996
     13,354   Spire, Inc.(a)                                                       1.73         2/15/2018        13,345
                                                                                                             ----------
              Total Commercial Paper (cost: $55,686)                                                             55,686
                                                                                                             ----------

CAPTION>
-----------------------------------------------------------------------------------------------------------------------
NUMBER OF
SHARES
-----------------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
    341,442   State Street Institutional Treasury Money Market Fund
              Premier Class, 1.23%(r) (cost: $342)                                                                  342
                                                                                                             ----------
              Total Money Market Instruments (cost: $56,028)                                                     56,028
                                                                                                             ----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (0.9%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.9%)
    495,453   Federated Government Obligations Fund Institutional Class, 1.19%(r)                                   496
  1,273,279   Fidelity Government Fund Portfolio Class I, 1.22%(r)                                                1,273
 12,109,206   Goldman Sachs Financial Square Government Fund
                Institutional Class, 1.21%(r)                                                                    12,109
 21,869,731   Invesco Government & Agency Portfolio Institutional Class, 1.24%(r)                                21,870
    863,406   Morgan Stanley Institutional Liquidity Funds Government Portfolio
                Institutional Class, 1.21%(r)                                                                       863
                                                                                                             ----------
              Total Short-Term Investments Purchased with Cash Collateral from
                Securities Loaned (cost: $36,611)                                                                36,611
                                                                                                             ----------

              TOTAL INVESTMENTS (COST: $3,994,333)                                                           $4,072,758
                                                                                                             ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-----------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------------
ASSETS                                            LEVEL 1                LEVEL 2           LEVEL 3                TOTAL
-----------------------------------------------------------------------------------------------------------------------
Bonds:
  Asset-Backed Securities                        $      -             $   46,497              $  -           $   46,497
  Collateralized Loan Obligations                       -                 32,730                 -               32,730
  Collateralized Mortgage Obligation                    -                  2,029                 -                2,029
  Commercial Mortgage Securities                        -                241,660                 -              241,660
  Corporate Obligations                                 -              2,395,239                 -            2,395,239
  Eurodollar and Yankee Obligations                     -                786,872                 -              786,872
  Foreign Government Obligations                        -                 12,236                 -               12,236
  Municipal Obligations                                 -                184,766                 -              184,766
  U.S. Government Agency Issues                         -                  8,065                 -                8,065
  U.S. Treasury Securities                        209,217                      -                 -              209,217
Equity Securities:
  Preferred Stocks                                  1,303                 59,005               500               60,808
Money Market Instruments:
  Commercial Paper                                      -                 55,686                 -               55,686
  Government & U.S. Treasury
    Money Market Funds                                342                      -                 -                  342
Short-Term Investments Purchased
  with Cash Collateral from Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                             36,611                      -                 -               36,611
-----------------------------------------------------------------------------------------------------------------------
Total                                            $247,473             $3,824,785              $500           $4,072,758
-----------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

-----------------------------------------------------------------------------------------------------------------------
                                         RECONCILIATION OF LEVEL 3 INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                                                            PREFERRED STOCKS
-----------------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2017                                                                                        $500
Purchases                                                                                                             -
Sales                                                                                                                 -
Transfers into Level 3                                                                                                -
Transfers out of Level 3                                                                                              -
Net realized gain (loss) on investments                                                                               -
Change in net unrealized appreciation/(depreciation) of investments                                                   -
-----------------------------------------------------------------------------------------------------------------------
Balance as of January 31, 2018                                                                                     $500
-----------------------------------------------------------------------------------------------------------------------

For the period of August 1, 2017, through January 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

32  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 21.1% of net assets at January 31, 2018.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

    principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

    COLLATERALIZED LOAN OBLIGATIONS (CLOs) - Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to

================================================================================

34  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    CAD       Canadian Dollar

    CCD       Community College District

    CMT       Constant Maturity Treasury

    EDA       Economic Development Authority

    EDC       Economic Development Corp.

    LIBOR     London Interbank Offered Rate

    MTA       Metropolitan Transportation Authority

    REITs Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

o CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    INS Principal and interest payments are insured by the entity listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

    Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Variable-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at January 31, 2018.

    (c) Stated interest rates may change slightly over time as underlying mortgages paydown.

    (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2018, was $9,417,000, which represented 0.2% of the Fund's net assets.

    (e) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (f) The security, or a portion thereof, was out on loan as of January 31, 2018.

    (g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (h) At January 31, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (i) Fixed to Floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

================================================================================

36  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    (j) Restricted security that is not registered under the Securities Act of 1933.

    (k) Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

    (l) Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

    (m) A portion of the 7.35% coupon is PIK (6.35% cash, 1.00% PIK).

    (n) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or
        FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (o) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

    (p) Security was fair valued at January 31, 2018, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $500,000, which represented less than 0.1% of the Fund's net assets.

    (q) Security was fair valued at Level 3.

    (r) Rate represents the money market fund annualized seven-day yield at January 31, 2018.

See accompanying notes to financial statements.

================================================================================

38  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including
      securities on loan of $35,394) (cost of $3,994,333)                           $4,072,758
   Cash                                                                                     43
   Receivables:
      Capital shares sold                                                                6,879
      USAA Asset Management Company (Note 7C)                                                2
      Interest                                                                          39,754
      Other                                                                                 40
                                                                                    ----------
         Total assets                                                                4,119,476
                                                                                    ----------
LIABILITIES
   Payables:
   Upon return of securities loaned                                                     36,611
      Securities purchased                                                               9,949
      Capital shares redeemed                                                            3,511
      Dividends on capital shares                                                          677
   Accrued management fees                                                               1,208
   Accrued transfer agent's fees                                                            86
   Other accrued expenses and payables                                                     331
                                                                                    ----------
      Total liabilities                                                                 52,373
                                                                                    ----------
         Net assets applicable to capital shares outstanding                        $4,067,103
                                                                                    ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                  $3,991,385
   Undistributed net investment income                                                      38
   Accumulated net realized loss on investments                                         (2,746)
   Net unrealized appreciation of investments                                           78,425
   Net unrealized appreciation of foreign currency translations                              1
                                                                                    ----------
         Net assets applicable to capital shares outstanding                        $4,067,103
                                                                                    ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,986,421/187,953 capital shares
         outstanding, no par value)                                                 $    10.57
                                                                                    ==========
      Institutional Shares (net assets of $2,015,870/190,707 capital shares
         outstanding, no par value)                                                 $    10.57
                                                                                    ==========
      Adviser Shares (net assets of $59,717/5,657 capital shares
         outstanding, no par value)                                                 $    10.56
                                                                                    ==========
      R6 Shares (net assets of $5,095/482 capital shares
         outstanding, no par value)                                                 $    10.57
                                                                                    ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $1)                                  $  1,851
   Interest                                                                           79,876
   Securities lending (net)                                                              161
                                                                                    --------
      Total income                                                                    81,888
                                                                                    --------
EXPENSES
   Management fees                                                                     6,724
   Administration and servicing fees:
      Fund Shares                                                                      1,501
      Institutional Shares                                                             1,004
      Adviser Shares                                                                      49
      R6 Shares                                                                            1
   Transfer agent's fees:
      Fund Shares                                                                      1,121
      Institutional Shares                                                             1,004
      Adviser Shares                                                                      35
   Distribution and service fees (Note 7E):
      Adviser Shares                                                                      82
   Custody and accounting fees:
      Fund Shares                                                                        108
      Institutional Shares                                                               114
      Adviser Shares                                                                       4
   Postage:
      Fund Shares                                                                         51
      Institutional Shares                                                                25
      Adviser Shares                                                                       3
   Shareholder reporting fees:
      Fund Shares                                                                         30
      Institutional Shares                                                                 5
      Adviser Shares                                                                       1
   Trustees' fees                                                                         16
   Registration fees:
      Fund Shares                                                                         40
      Institutional Shares                                                                31
      Adviser Shares                                                                      13
      R6 Shares                                                                           12
   Professional fees                                                                      54
   Other                                                                                  31
                                                                                    --------
      Total expenses                                                                  12,059
                                                                                    --------

================================================================================

40  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

  Expenses reimbursed:
     R6 Shares                                                                      $    (12)
                                                                                    --------
     Net expenses                                                                     12,047
                                                                                    --------
NET INVESTMENT INCOME                                                                 69,841
                                                                                    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain (loss) on:
     Affiliated transactions (Note 9)                                                    (27)
     Unaffiliated transactions                                                         4,155
     Foreign currency transactions                                                        (2)
  Change in net unrealized appreciation/(depreciation) of:
     Investments                                                                     (54,676)
                                                                                    --------
         Net realized and unrealized loss                                            (50,550)
                                                                                    --------
     Increase in net assets resulting from operations                               $ 19,291
                                                                                    ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited), and year ended July 31,
2017

--------------------------------------------------------------------------------------------------------
                                                                              1/31/2018        7/31/2017
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                     $   69,841       $  139,073
   Net realized gain on investments                                               4,128            6,327
   Net realized loss on foreign currency transactions                                (2)              (3)
   Net realized gain on futures transactions                                          -              142
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                               (54,676)          (3,346)
      Foreign currency translations                                                   -                1
      Futures contracts                                                               -           (3,695)
                                                                             ---------------------------
      Increase in net assets resulting from operations                           19,291          138,499
                                                                             ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                               (33,837)         (66,055)
      Institutional Shares                                                      (34,595)         (69,869)
      Adviser Shares                                                             (1,024)          (2,864)
      R6 Shares*                                                                    (94)            (127)
                                                                             ---------------------------
      Distributions to shareholders                                             (69,550)        (138,915)
                                                                             ---------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                                   62,320          137,526
   Institutional Shares                                                          (9,400)         277,279
   Adviser Shares                                                               (13,920)         (23,937)
   R6 Shares*                                                                         2            5,000
                                                                             ---------------------------
       Total net increase in net assets from
          capital share transactions                                             39,002          395,868
                                                                             ---------------------------
   Net increase (decrease) in net assets                                        (11,257)         395,452
NET ASSETS
   Beginning of period                                                        4,078,360        3,682,908
                                                                             ---------------------------
   End of period                                                             $4,067,103       $4,078,360
                                                                             ===========================
Undistributed (overdistribution of) net investment income:
   End of period                                                             $       38       $     (253)
                                                                             ===========================

*R6 Shares commenced operations on December 1, 2016.

See accompanying notes to financial statements.

================================================================================

42  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Intermediate-Term Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high current income without undue risk to principal.

The Fund consists of four classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), Intermediate-Term Bond Fund Adviser Shares (Adviser Shares), and Intermediate-Term Bond Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

44  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

       Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined.
       In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    6. Repurchase agreements are valued at cost.

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has

================================================================================

46  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

       been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The valuation of securities falling in the Level 3 category are primarily supported by a prior tender offer. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended January 31, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since

================================================================================

48  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of January 31, 2018, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $2,495,000; all of which were when-issued securities.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2018, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

================================================================================

50  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended January 31, 2018, the Fund paid CAPCO facility fees of $16,000, which represents 5.0% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of July 31, 2018, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2017, the Fund had net capital loss carryforwards of $6,882,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

As of January 31, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2018, were $127,857,000 and $49,432,000, respectively, resulting in net unrealized appreciation of $78,425,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2018, were $254,346,000 and $225,808,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At January 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                   NON-CASH COLLATERAL                 CASH COLLATERAL
----------------------------------------------------------------------------------
  $35,394,000                          $-                            $36,611,000

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

52  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                   SIX-MONTH
                                                  PERIOD ENDED                     YEAR ENDED
                                                JANUARY 31, 2018                  JULY 31, 2017
------------------------------------------------------------------------------------------------------
                                          SHARES            AMOUNT            SHARES           AMOUNT
                                          ------------------------------------------------------------
FUND SHARES:
Shares sold                                22,595          $ 241,350          43,575         $ 461,098
Shares issued from
  reinvested dividends                      3,025             32,290           5,926            62,779
Shares redeemed                           (19,796)          (211,320)        (36,564)         (386,351)
                                          ------------------------------------------------------------
Net increase from
  capital share transactions                5,824          $  62,320          12,937         $ 137,526
                                          ============================================================
INSTITUTIONAL SHARES:
Shares sold                                18,202          $ 194,387          53,445         $ 565,890
Shares issued from
  reinvested dividends                      3,051             32,572           6,202            65,716
Shares redeemed                           (22,048)          (236,359)        (33,445)         (354,327)
                                          ------------------------------------------------------------
Net increase (decrease) from capital
  share transactions                         (795)         $  (9,400)         26,202         $ 277,279
                                          ============================================================
ADVISER SHARES:
Shares sold                                   240          $   2,564           1,602         $  17,032
Shares issued from
  reinvested dividends                         94                999             268             2,831
Shares redeemed                            (1,635)           (17,483)         (4,146)          (43,800)
                                          ------------------------------------------------------------
Net decrease from capital
  share transactions                       (1,301)         $ (13,920)         (2,276)        $ (23,937)
                                          ============================================================
R6 SHARES (COMMENCED ON
  DECEMBER 1, 2016):
Shares sold                                     1          $      15             482         $   5,000
Shares issued from
  reinvested dividends                          -*                 -*              -*                -*
Shares redeemed                                (1)               (13)              -*                -*
                                          ------------------------------------------------------------
Net increase from capital
  share transactions                            -          $       2             482         $   5,000
                                          ============================================================

*Represents less than 500 shares or $500.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended January 31, 2018, the Fund had no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee, accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the six-month period ended January 31, 2018, the Fund's effective annualized base fee was 0.30% of the Fund's average net assets for the same period.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Core Plus Bond Funds Index. The Lipper Core Plus Bond Funds Index tracks the total return performance of funds within the Lipper Core Plus Bond Funds category. The performance period for each share class consists of the current month plus the previous 35 months. The performance for the R6 Shares commenced on December 1, 2016, and includes the performance of the

================================================================================

54  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    Fund Shares for periods prior to December 1, 2016. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                           ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                        (IN BASIS POINTS)(1)
    ------------------------------------------------------------------
    +/- 20 to 50                                 +/- 4
    +/- 51 to 100                                +/- 5
    +/- 101 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Index over that period, even if the class had overall negative returns during the performance period. For the six-month period ended January 31, 2018, the Fund incurred total management fees, paid or payable to the Manager, of $6,724,000, which included a performance adjustment for the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares of $258,000, $268,000, $2,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, Adviser Shares, R6 Shares, the performance adjustments were 0.03%, 0.03%, 0.01%, and less than 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, 0.10% of average net assets of the Institutional Shares, and 0.05% of average net assets of the R6 Shares. For the six-month period ended January 31, 2018, the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,501,000, $1,004,000, $49,000, and $1,000,
    respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2018, the Fund reimbursed the Manager $14,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through November 30, 2018, to limit the total annual operating expenses of the R6 Shares to 0.39% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the R6 Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through November 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2018, the Fund incurred reimbursable expenses from the Manager for the R6 Shares of $12,000, of which $2,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held

================================================================================

56  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' and 0.01% of the R6 Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2018, the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares incurred transfer agent's fees, paid or payable to SAS, of $1,121,000, $1,004,000, $35,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $82,000.

F. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2018,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
-------------------------------------------------------------------------------
Cornerstone Conservative                                                1.1
Target Retirement Income                                                0.4
Target Retirement 2020                                                  1.1
Target Retirement 2030                                                  2.1
Target Retirement 2040                                                  1.5
Target Retirement 2050                                                  0.6
Target Retirement 2060                                                  0.0*

*Represents less than 0.1%

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2018, USAA and its affiliates owned 482,000 R6 Shares, which represents 100% of the R6 Shares outstanding, and 0.1% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2018, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                   NET REALIZED
                                                      COST TO      GAIN (LOSS) TO
        SELLER                    PURCHASER          PURCHASER        SELLER
---------------------------------------------------------------------------------
Intermediate-Term Bond             Core             $1,927,000       $(27,000)
                             Intermediate-Term
                                 Bond ETF
High Income                  Intermediate-Term       8,441,000        661,000
                                   Bond

================================================================================

58  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

(10) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

(11) NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

================================================================================

60  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

(12) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                             YEAR ENDED JULY 31,
                              --------------------------------------------------------------------------------------------
                                    2018             2017            2016            2015            2014             2013
                              --------------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $    10.70       $    10.71      $    10.58      $    10.96      $    10.75       $    10.81
                              --------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .18              .38             .42             .43             .46              .48
  Net realized and
    unrealized gain (loss)          (.13)            (.01)            .14            (.36)            .21             (.04)
                              --------------------------------------------------------------------------------------------
Total from investment
  operations                         .05              .37             .56             .07             .67              .44
                              --------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.18)            (.38)           (.42)           (.43)           (.46)            (.48)
Realized capital gains                 -                -            (.01)           (.02)           (.00)(a)         (.02)
                              --------------------------------------------------------------------------------------------
Total distributions                 (.18)            (.38)           (.43)           (.45)           (.46)            (.50)
                              --------------------------------------------------------------------------------------------
Net asset value at
  end of period               $    10.57       $    10.70      $    10.71      $    10.58      $    10.96       $    10.75
                              ============================================================================================
Total return (%)*                    .48             3.52            5.55             .58            6.37             4.08
Net assets at end
  of period (000)             $1,986,421       $1,949,102      $1,812,716      $2,079,610      $1,926,334       $1,775,162
Ratios to average
  net assets:**
  Expenses (%)(b)                    .62(d)           .63             .62             .68             .68(c)           .65
  Expenses, excluding
    reimbursements (%)(b)            .62(d)           .63             .62             .68             .70              .71
  Net investment income (%)         3.39(d)          3.57            4.08            3.96            4.21             4.38
Portfolio turnover (%)                 6               13              18              13               8               10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $1,985,191,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                       -                -               -               -               -             (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Prior to December 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 0.65% of the Fund Shares' average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(12) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                                YEAR ENDED JULY 31,
                              --------------------------------------------------------------------------------------------
                                    2018             2017            2016            2015            2014             2013
                              --------------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $    10.70       $    10.72      $    10.58      $    10.96      $    10.75       $    10.81
                              --------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .19              .39             .43             .44             .47              .49
  Net realized and
    unrealized gain (loss)          (.13)            (.02)            .15            (.36)            .21             (.04)
                              --------------------------------------------------------------------------------------------
Total from investment
  operations                         .06              .37             .58             .08             .68              .45
                              --------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.19)            (.39)           (.43)           (.44)           (.47)            (.49)
  Realized capital gains               -                -            (.01)           (.02)           (.00)(a)         (.02)
                              --------------------------------------------------------------------------------------------
Total distributions                 (.19)            (.39)           (.44)           (.46)           (.47)            (.51)
                              --------------------------------------------------------------------------------------------
Net asset value at
  end of period               $    10.57       $    10.70      $    10.72      $    10.58      $    10.96       $    10.75
                              ============================================================================================
Total return (%)*                    .51             3.51            5.72             .68            6.49             4.18
Net assets at end
  of period (000)             $2,015,870       $2,049,723      $1,771,357      $1,280,804      $1,284,768       $1,132,579
Ratios to average
  net assets:**
  Expenses (%)(b)                    .55(c)           .56             .54             .58             .56              .55
           3.46(c)          3.64            4.13            4.07            4.32             4.41
Portfolio turnover (%)                 6               13              18              13               8               10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $1,991,215,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                       -                -               -               -               -             (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

62  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

(12) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                      YEAR ENDED JULY 31,
                              ----------------------------------------------------------------------------------------
                                 2018             2017            2016             2015           2014            2013
                              ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $ 10.69          $ 10.70         $ 10.58         $  10.95        $ 10.74          $10.80
                              ----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .17              .35             .40              .41            .39(a)          .45
  Net realized and
    unrealized gain (loss)       (.13)            (.01)            .13             (.35)           .25(a)         (.04)
                              ----------------------------------------------------------------------------------------
Total from investment
  operations                      .04              .34             .53              .06            .64(a)          .41
                              ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.17)            (.35)           (.40)            (.41)          (.43)           (.45)
  Realized capital gains            -                -            (.01)            (.02)          (.00)(b)        (.02)
                              ----------------------------------------------------------------------------------------
Total distributions              (.17)            (.35)           (.41)            (.43)          (.43)           (.47)
                              ----------------------------------------------------------------------------------------
Net asset value at
  end of period               $ 10.56          $ 10.69         $ 10.70         $  10.58        $ 10.95          $10.74
                              ========================================================================================
Total return (%)*                 .34             3.28            5.19              .46           6.08            3.77
Net assets at end
  of period (000)             $59,717          $74,377         $98,835         $118,753        $42,799          $8,890
Ratios to average
  net assets:**
  Expenses (%)(c)                 .89(e)           .87             .86              .89(d)         .94             .95
  Expenses, excluding
    reimbursements (%)(c)         .89(e)           .87             .86              .89            .94            1.06
  Net investment income (%)      3.13(e)          3.34            3.85             3.74           3.83            4.07
Portfolio turnover (%)              6               13              18               13              8              10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $65,324,000.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                    -                -               -                -              -            (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.95% of the Adviser Shares'
    average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(12) FINANCIAL HIGHLIGHTS (CONTINUED) - R6 SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         SIX-MONTH
                                                       PERIOD ENDED                       PERIOD ENDED
                                                        JANUARY 31,                         JULY 31,
                                                       -----------------------------------------------
                                                           2018                                2017***
                                                       -----------------------------------------------
Net asset value at beginning of period                   $10.71                              $10.38
                                                         ------------------------------------------
Income (loss) from investment operations:
  Net investment income                                     .20                                 .26
  Net realized and unrealized gain (loss)                  (.16)                                .33
                                                         ------------------------------------------
Total from investment operations                            .04                                 .59
                                                         ------------------------------------------
Less distributions from:
  Net investment income                                    (.18)                               (.26)
                                                         ------------------------------------------
Net asset value at end of period                         $10.57                              $10.71
                                                         ==========================================
Total return (%)*                                           .51                                5.79
Net assets at end of period (000)                        $5,095                              $5,158
Ratios to average net assets:**
  Expenses (%)(a)                                           .39                                 .39
  Expenses, excluding reimbursements (%)(a)                 .86                                1.07
  Net investment income (%)(a)                             3.62                                3.78
Portfolio turnover (%)                                        6                                  13

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $5,159,564.
*** R6 Shares commenced operations on December 1, 2016.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

64  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2017, through January 31, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

                                                           EXPENSE EXAMPLE |  65

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                           EXPENSES PAID
                                            BEGINNING                ENDING                DURING PERIOD*
                                          ACCOUNT VALUE           ACCOUNT VALUE           AUGUST 1, 2017 -
                                          AUGUST 1, 2017         JANUARY 31, 2018         JANUARY 31, 2018
                                          ----------------------------------------------------------------
FUND SHARES
Actual                                       $1,000.00               $1,004.80                  $3.13

Hypothetical
 (5% return before expenses)                  1,000.00                1,022.08                   3.16

INSTITUTIONAL SHARES
Actual                                        1,000.00                1,005.10                   2.78

Hypothetical
 (5% return before expenses)                  1,000.00                1,022.43                   2.80

ADVISER SHARES
Actual                                        1,000.00                1,003.40                   4.49

Hypothetical
 (5% return before expenses)                  1,000.00                1,020.72                   4.53

R6 SHARES
Actual                                        1,000.00                1,005.10                   1.97

Hypothetical
 (5% return before expenses)                  1,000.00                1,023.24                   1.99

*Expenses are equal to the annualized expense ratio of 0.62% for Fund Shares, 0.55% for Institutional Shares, 0.89% for Adviser Shares, and 0.39% for R6 Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.48% for Fund Shares, 0.51% for Institutional Shares, 0.34% for Adviser Shares, and 0.51% for R6 Shares, for the six-month period of August 1, 2017, through January 31, 2018.

================================================================================

66  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   40049-0318                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

 ============================================================

         SEMIANNUAL REPORT
         USAA MONEY MARKET FUND (USAXX)
         JANUARY 31, 2018

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

    portfolio of investments                                                   3

    Notes to Portfolio of Investments                                         13

    Financial Statements                                                      16

    Notes to Financial Statements                                             19

EXPENSE EXAMPLE                                                               28

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA MONEY MARKET FUND (THE FUND) SEEKS THE HIGHEST INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets in high-quality, U.S. dollar-denominated, short-term debt securities of domestic and foreign issuers that have been determined to present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                          o PORTFOLIO MIX - 1/31/18 o

                          [PIE CHART OF PORTFOLIO MIX]

EURODOLLAR AND YANKEE OBLIGATIONS                                          24.0%
CERTIFICATES OF DEPOSIT                                                    20.6%
CORPORATE OBLIGATIONS                                                      19.0%
COMMERCIAL PAPER                                                           14.9%
MUNICIPAL OBLIGATIONS                                                      13.4%
U.S. TREASURY SECURITIES                                                    5.0%
REPURCHASE AGREEMENTS                                                       3.0%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 3-12.

================================================================================

2  | USAA MONEY MARKET FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                            COUPON           FINAL          VALUE
(000)         SECURITY                                                             RATE           MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------------
              EURODOLLAR AND YANKEE OBLIGATIONS (24.0%)

              DIVERSIFIED BANKS (17.9%)
$    40,000   Bank of Nova Scotia 1 mo. LIBOR + 0.24%                              1.80%(a)     10/26/2018   $   40,000
     25,000   Bank of Nova Scotia 1 mo. LIBOR + 0.24%                              1.82(a)       1/02/2019       25,000
     45,000   Bayerische Landesbank 1 mo. LIBOR + 0.40%                            1.96(a)       4/23/2018       45,000
     30,000   Bayerische Landesbank 1 mo. LIBOR + 0.40%                            1.95(a)       5/09/2018       30,000
     50,000   BNP Paribas S.A. 1 mo. LIBOR + 0.20%                                 1.76(a)       8/28/2018       50,000
     25,000   BNP Paribas S.A. 1 mo. LIBOR + 0.21%                                 1.77(a)       9/20/2018       25,000
     40,000   BNP Paribas S.A. 1 mo. LIBOR + 0.23%                                 1.81(a)      10/01/2018       40,000
     30,000   BNP Paribas S.A. 1 mo. LIBOR + 0.23%                                 1.79(a)      10/24/2018       30,000
     40,000   Canadian Imperial Bank of Commerce 1
                mo. LIBOR + 0.24%                                                  1.81(a)      10/29/2018       40,000
     30,000   Canadian Imperial Bank of Commerce 1
                mo. LIBOR + 0.20%                                                  1.76(a)      11/21/2018       30,000
     30,000   Canadian Imperial Bank of Commerce 1
                mo. LIBOR + 0.24%                                                  1.82(a)       1/02/2019       30,000
     25,000   Mizuho Bank Ltd. 1 mo. LIBOR + 0.18%                                 1.74(a)       3/22/2018       25,000
     30,000   Mizuho Bank Ltd. 1 mo. LIBOR + 0.20%                                 1.76(a)       7/18/2018       30,000
     25,000   Natixis 1 mo. LIBOR + 0.25%                                          1.82(a)       7/31/2018       25,000
     25,000   Norinchukin Bank 1 mo. LIBOR + 0.15%                                 1.71(a)       5/25/2018       25,000
     25,000   Royal Bank of Canada 1 mo. LIBOR + 0.21%                             1.77(a)       9/20/2018       25,000
     40,000   Societe Generale 1 mo. LIBOR + 0.42%                                 1.98(a)       4/12/2018       40,000
     25,000   Standard Chartered Bank 1 mo. LIBOR + 0.19%                          1.75(a)       2/08/2018       25,000
     35,000   Standard Chartered Bank 1 mo. LIBOR + 0.21%                          1.77(a)       6/22/2018       35,000
     30,000   Standard Chartered Bank 1 mo. LIBOR + 0.25%                          1.82(a)      10/29/2018       30,000
     30,000   Sumitomo Mitsui Banking Corp. 1 mo.
                LIBOR + 0.20%                                                      1.75(a)       5/10/2018       30,000
     30,000   Sumitomo Mitsui Banking Corp. 1 mo.
                LIBOR + 0.25%                                                      1.81(a)      10/24/2018       30,000
     40,000   Westpac Banking Corp. 1 mo. LIBOR + 0.23%                            1.78(a)       1/10/2019       40,000
     40,000   Westpac Banking Corp. 1 mo. LIBOR + 0.23%                            1.79(a)       1/18/2019       40,000
                                                                                                             ----------
                                                                                                                785,000
                                                                                                             ----------
              DIVERSIFIED CAPITAL MARKETS (5.0%)
     50,000   Credit Suisse AG 1 mo. LIBOR + 0.35%                                 1.91(a)       4/20/2018       50,000
     50,000   Credit Suisse AG 1 mo. LIBOR + 0.37%                                 1.93(a)       5/02/2018       50,000
     25,000   Credit Suisse AG 1 mo. LIBOR + 0.25%                                 1.80(a)       8/06/2018       25,000

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                            COUPON           FINAL          VALUE
(000)         SECURITY                                                             RATE           MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------------
$    25,000   Deutsche Bank 1 mo. LIBOR + 0.57%                                    2.13%(a)      6/14/2018   $   25,000
     40,000   Deutsche Bank 1 mo. LIBOR + 0.58%                                    2.16(a)       7/02/2018       40,000
     30,000   Deutsche Bank 1 mo. LIBOR + 0.51%                                    2.07(a)       7/17/2018       30,000
                                                                                                             ----------
                                                                                                                220,000
                                                                                                             ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
     50,000   Toronto-Dominion 1 mo. LIBOR + 0.20%                                 1.75(a)       8/06/2018       50,000
                                                                                                             ----------
              Total Eurodollar and Yankee Obligations (cost: $1,055,000)                                      1,055,000
                                                                                                             ----------

              CERTIFICATES OF DEPOSIT (20.6%)

              DIVERSIFIED BANKS (17.5%)
     25,000   Bank of Montreal                                                     1.70          3/21/2018       25,000
     40,000   Bank of Montreal                                                     1.73          4/02/2018       40,000
     30,000   Bank of Montreal                                                     1.61          5/17/2018       30,000
     50,000   Bank of Montreal                                                     1.66          6/01/2018       50,000
     50,000   Bank of Nova Scotia                                                  1.71          4/09/2018       50,000
     50,000   Bank of Nova Scotia                                                  1.70          6/18/2018       50,000
     30,000   Bayerische Landesbank                                                1.55          2/15/2018       30,000
     30,000   Canadian Imperial Bank of Commerce                                   1.47          4/05/2018       30,000
     25,000   DnB NOR Bank ASA                                                     1.40          4/17/2018       25,000
     35,000   Landesbank Baden-Wurttemberg                                         1.62          2/12/2018       35,000
     48,000   Landesbank Baden-Wurttemberg                                         1.60          4/03/2018       48,000
     30,000   Landesbank Baden-Wurttemberg                                         1.75          6/11/2018       30,000
     25,000   Mizuho Bank Ltd.                                                     1.60          3/07/2018       25,000
     40,000   Natixis                                                              1.80          6/13/2018       40,000
     25,000   Nordea Bank AB                                                       1.90          7/23/2018       25,000
     55,000   Norinchukin Bank                                                     1.45          3/27/2018       55,000
     40,000   Societe Generale                                                     1.85          5/31/2018       40,000
     40,000   Standard Chartered Bank                                              1.75          4/02/2018       40,000
     50,000   Wells Fargo Bank, N.A.                                               1.65          6/01/2018       50,000
     25,000   Wells Fargo Bank, N.A.                                               1.70          6/19/2018       25,000
     25,000   Wells Fargo Bank, N.A.                                               1.95         12/07/2018       25,000
                                                                                                             ----------
                                                                                                                768,000
                                                                                                             ----------
              DIVERSIFIED CAPITAL MARKETS (2.0%)
     25,000   Credit Suisse AG                                                     1.75          8/01/2018       25,000
     25,000   Credit Suisse AG                                                     1.76          8/08/2018       25,000
     40,000   Deutsche Bank                                                        1.89          4/19/2018       40,000
                                                                                                             ----------
                                                                                                                 90,000
                                                                                                             ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
     50,000   Toronto-Dominion                                                     1.60          3/20/2018       50,000
                                                                                                             ----------
              Total Certificates of Deposit (cost: $908,000)                                                    908,000
                                                                                                             ----------

================================================================================

4  | USAA MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                            COUPON           FINAL          VALUE
(000)         SECURITY                                                             RATE           MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (19.0%)

              BUILDING PRODUCTS (0.2%)
$     3,850   Cornell Iron Works, Inc. (LOC - Bank of America Corp.)(b)            1.80%         4/01/2019   $    3,850
      2,685   Moondance Enterprises, LP (LOC - PNC
                Financial Services Group)(b)                                       1.55         11/01/2020        2,685
                                                                                                             ----------
                                                                                                                  6,535
                                                                                                             ----------
              COMMERCIAL PRINTING (0.0%)
      1,493   Fairway, LLC (LOC - Federal Home Loan
                Bank of San Francisco)(b)                                          1.65         12/01/2023        1,493
                                                                                                             ----------
              DISTRIBUTORS (0.3%)
     14,405   Bhavnani, LLC (LOC - U.S. Bancorp)(b)                                1.60          5/01/2038       14,405
                                                                                                             ----------
              DIVERSIFIED BANKS (5.9%)
     15,691   Bank of America Corp.                                                6.88          4/25/2018       15,869
     32,680   Citigroup, Inc.                                                      1.70          4/27/2018       32,671
     68,665   Citigroup, Inc. 3 mo. LIBOR + 0.69%                                  2.45(a)       4/27/2018       68,735
     55,800   Citigroup, Inc.                                                      2.15          7/30/2018       55,890
     27,405   JPMorgan Chase & Co. 3 mo. LIBOR + 0.63%                             2.39(a)       1/28/2019       27,529
     35,000   Wells Fargo Bank, N.A. 1 mo. LIBOR + 0.21%                           1.78(a)      10/31/2018       35,000
     25,000   Wells Fargo Bank, N.A. 1 mo. LIBOR + 0.25%                           1.81(a)       1/16/2019       25,000
                                                                                                             ----------
                                                                                                                260,694
                                                                                                             ----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (1.7%)
     25,000   Fiore Capital, LLC (LOC - Wells Fargo & Co.)(b)                      1.50          8/01/2045       25,000
     26,315   Paca-Pratt Associates, Inc. (LOC -
                Manufacturers & Traders Trust Co.)(b)                              2.01          1/01/2038       26,315
     12,287   Pinnacle Properties Development
                Group, LLC (LOC - Federal Home Loan
                Bank of Cincinnati)(b)                                             1.56          6/15/2041       12,287
     11,485   Stobro Co., LP (LOC - Federal Home Loan
                Bank of Pittsburgh)(b)                                             1.60          1/01/2032       11,485
                                                                                                             ----------
                                                                                                                 75,087
                                                                                                             ----------
              EDUCATION SERVICES (0.1%)
      4,815   Harvest Time Tabernacle, Inc. (LOC -
                Federal Home Loan Bank of Dallas)(b)                               1.58          8/01/2037        4,815
        575   Summit Country Day School (LOC - U.S. Bancorp)(b)                    1.80          2/01/2019          575
                                                                                                             ----------
                                                                                                                  5,390
                                                                                                             ----------
              FOOD DISTRIBUTORS (0.1%)
      3,800   Business Finance Corp. (LOC - Federal
                Home Loan Bank of Dallas)(b)                                       1.75          8/01/2021        3,800
                                                                                                             ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                            COUPON           FINAL          VALUE
(000)         SECURITY                                                             RATE           MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------------
              FOOD RETAIL (0.5%)
$    20,000   Altoona-Blair County Development Corp.
                (LOC - PNC Financial Services Group)(b),(c)                        1.55%         4/01/2035   $   20,000
      1,860   Food Supply, Inc. (LOC - SunTrust Bank)(b)                           1.75          5/01/2024        1,860
                                                                                                             ----------
                                                                                                                 21,860
                                                                                                             ----------
              FOREST PRODUCTS (0.1%)
      3,000   Rex Lumber, LLC (LOC - Federal Home
                Loan Bank of Dallas)(b)                                            1.56          2/01/2022        3,000
                                                                                                             ----------
              HEALTH CARE EQUIPMENT (0.2%)
      1,190   Labcon North America (LOC - BNP Paribas)(b)                          1.55          1/01/2040        1,190
      7,610   Labcon North America (LOC - BNP Paribas)(b)                          1.55          6/01/2044        7,610
                                                                                                             ----------
                                                                                                                  8,800
                                                                                                             ----------
              HEALTH CARE FACILITIES (0.9%)
      6,510   Bronson Lifestyle Improvement & Research
                Center Co. (LOC - Fifth Third Bank)(b)                             1.58          9/01/2030        6,510
      1,550   HP LRHS Land, LLC (LOC - U.S. Bancorp)(b)                            1.78         10/01/2030        1,550
      1,100   MBE Investment Co., LLC (LOC - Comerica
                Bank, N.A.)(b)                                                     1.73          2/01/2051        1,100
      2,395   MCE MOB IV, LP (LOC - PNC Financial
                Services Group)(b)                                                 1.55          8/01/2022        2,395
      2,670   Medical Center of Athens, Inc. (LOC - Federal
                Home Loan Bank of Atlanta)(b)                                      1.86          9/01/2032        2,670
      6,930   Medilucent MOB I, LP (LOC - PNC
                Financial Services Group)(b)                                       1.55          8/01/2030        6,930
     11,195   MMC Corp. (LOC - JP Morgan Chase & Co.)(b)                           2.15         11/01/2035       11,195
      4,560   Sawmill Creek Lodge Co. (LOC - Fifth Third Bank)(b)                  1.69         10/01/2026        4,560
      2,620   Tallahassee Orthopedic Center LC (LOC - Wells
                Fargo & Co.)(b)                                                    1.56          4/03/2034        2,620
                                                                                                             ----------
                                                                                                                 39,530
                                                                                                             ----------
              HEALTH CARE SERVICES (0.3%)
      5,520   Kaneville Road Joint Venture, Inc. (LOC - Federal
                Home Loan Bank of Chicago)(b)                                      1.56         11/01/2032        5,520
      5,515   Vold Vision Ventures, LLC (LOC - Federal
                Home Loan Bank of Dallas)(b)                                       1.58         10/01/2039        5,515
                                                                                                             ----------
                                                                                                                 11,035
                                                                                                             ----------
              HOTELS, RESORTS & CRUISE LINES (0.0%)
      1,445   Doghouse Properties, LLC (LOC - Federal
                Home Loan Bank of Atlanta)(b)                                      1.56          5/01/2027        1,445
                                                                                                             ----------
              INVESTMENT BANKING & BROKERAGE (2.7%)
     86,736   Goldman Sachs Group, Inc.                                            6.15          4/01/2018       87,352

================================================================================

6  | USAA MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                            COUPON           FINAL          VALUE
(000)         SECURITY                                                             RATE           MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------------
$    29,188   Goldman Sachs Group, Inc. 3 mo.
                LIBOR + 1.10%                                                      2.52%(a)     11/15/2018   $   29,380
                                                                                                             ----------
                                                                                                                116,732
                                                                                                             ----------
              LEISURE FACILITIES (0.7%)
      9,325   BallenIsles Country Club, Inc. (LOC -
                Bank of America Corp.)(b)                                          1.66         12/01/2022        9,325
      4,005   Cattail Creek Country Club, Inc. (LOC -
                Manufacturers & Traders Trust Co.)(b)                              2.03          3/01/2031        4,005
      9,350   CEI Capital, LLC (LOC - Fifth Third Bank)(b)                         1.64          3/01/2033        9,350
      9,400   Turfway Park, LLC (LOC - Fifth Third Bank)(b)                        1.82          7/01/2022        9,400
                                                                                                             ----------
                                                                                                                 32,080
                                                                                                             ----------
              LIFE & HEALTH INSURANCE (0.4%)
      2,670   2016 David S Pearl II Irrevocable Trust
                (LOC - Federal Home Loan Bank of Dallas)(b)                        1.56         11/01/2036        2,670
      5,800   Jacob Rosenstein 2017 Irrevocable Life
                Insurance Trust (LOC - Bank of Oklahoma, N.A.)(b)                  1.56          8/01/2037        5,800
      4,445   Lamar Avenue Trust (LOC - Federal
                Home Loan Bank of Dallas)(b)                                       1.56         12/01/2037        4,445
      5,490   Linda E Krejsek Life Insurance Trust
                (LOC - Federal Home Loan Bank of Dallas)(b)                        1.56          9/01/2037        5,490
                                                                                                             ----------
                                                                                                                 18,405
                                                                                                             ----------
              PACKAGED FOODS & MEATS (0.2%)
      2,140   Brewster Cheese Co. (LOC - Bank of Montreal)(b)                      1.63          4/03/2023        2,140
      7,500   Premier Mushrooms, Inc. (LOC - CoBank, ACB)(b)                       1.56         12/01/2037        7,500
                                                                                                             ----------
                                                                                                                  9,640
                                                                                                             ----------
              PAPER PRODUCTS (0.0%)
        695   Jackson Paper Co. (LOC - Federal Home
                Loan Bank of Atlanta)(b)                                           1.56          4/01/2027          695
                                                                                                             ----------
              PUBLISHING (1.1%)
     50,000     AARP, Inc. (LOC - Bank of America Corp.)(b)                        1.68          5/01/2031       50,000
                                                                                                             ----------
              REAL ESTATE OPERATING COMPANIES (2.0%)
      5,000   ASC Admiral Way, LLC (LOC - Federal
                Home Loan Bank of San Francisco)(b)                                1.55          8/01/2056        5,000
      1,445   Cain Capital Investments, LLC (LOC - BB&T Corp.)(b)                  1.82         10/01/2046        1,445
     10,815   Delos, LLC (LOC - Wells Fargo & Co.)(b)                              1.59          3/01/2037       10,815
      2,700   Dennis Wesley Co., Inc. (LOC - Federal
                Home Loan Bank of Indianapolis)(b)                                 1.56          6/15/2034        2,700
      7,000   Desert Vistas, LP (LOC - Federal Home
                Loan Bank of San Francisco)(b)                                     1.54          9/01/2055        7,000
      7,450   EMF, LLC (LOC - Comerica Bank, N.A.)(b)                              1.60          6/01/2042        7,450

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                            COUPON           FINAL          VALUE
(000)         SECURITY                                                             RATE           MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------------
$     2,950   Foster/Schweihofer Real Estate Co., LLC
                (LOC - Comerica Bank, N.A.)(b)                                     1.62%         9/20/2033   $    2,950
      3,785   Herman & Kittle Capital, LLC (LOC -
                Federal Home Loan Bank of Cincinnati)(b)                           1.56          2/01/2037        3,785
      9,345   Housing Venture I (LOC - Federal Home
                Loan Bank of San Francisco)(b)                                     1.55         12/01/2055        9,345
      3,425   Partisan Property, Inc. (LOC - Wells Fargo & Co.)(b)                 1.55          9/01/2044        3,425
     13,790   Pineview Estates LC (LOC - Fifth Third Bank)(b)                      1.64          4/01/2038       13,790
        620   Science & Technology Campus Corp.
                (LOC - Fifth Third Bank)(b)                                        1.69         11/01/2020          620
     18,485   Sugar Creek Finance Co., LLC (LOC -
                Northern Trust Corp.)(b)                                           1.54          6/01/2042       18,485
                                                                                                             ----------
                                                                                                                 86,810
                                                                                                             ----------
              SPECIALTY STORES (0.7%)
     27,315   Bass Pro Rossford Development
                Co., LLC (LOC - Fifth Third Bank)(b)                               1.69         11/01/2027       27,315
      2,340   NextGen Automotive, LLC (LOC - Fifth Third Bank)(b)                  1.64          4/01/2048        2,340
                                                                                                             ----------
                                                                                                                 29,655
                                                                                                             ----------
              STEEL (0.9%)
      2,490   Klein Steel Service, Inc. (LOC - Manufacturers & Traders
                Trust Co.)(b),(c)                                                  2.03          8/01/2025        2,490
     20,000   SSAB AB (LOC - Swedbank AB)(b)                                       1.56          4/01/2034       20,000
     15,000   SSAB AB (LOC - Credit Agricole Corp. Inv. Bank)(b)                   1.56          5/01/2034       15,000
                                                                                                             ----------
                                                                                                                 37,490
                                                                                                             ----------
              Total Corporate Obligations (cost: $834,581)                                                      834,581
                                                                                                             ----------

              COMMERCIAL PAPER (14.9%)
     17,000   Autozone, Inc.(c)                                                    1.75          2/06/2018       16,996
     20,000   Autozone, Inc.(c)                                                    1.76          2/15/2018       19,986
     30,000   Bayerische Landesbank                                                1.80          5/01/2018       29,867
     54,000   CVS Corp.(c)                                                         1.63          2/01/2018       54,000
     16,700   Ei Du Pont De Nemours(c)                                             1.63          2/01/2018       16,700
     11,000   Ei Du Pont De Nemours(c)                                             1.75          2/02/2018       10,999
      5,000   Ei Du Pont De Nemours(c)                                             1.80          2/06/2018        4,999
     11,000   Ei Du Pont De Nemours(c)                                             1.76          2/09/2018       10,996
     11,000   Ei Du Pont De Nemours(c)                                             1.77          2/13/2018       10,994
     20,000   Ei Du Pont De Nemours(c)                                             1.72          3/01/2018       19,973
     20,000   Gotham Funding Corp.(c)                                              1.58          2/01/2018       20,000
     10,000   Hyundai Capital America(c)                                           1.78          2/05/2018        9,998
     10,000   Hyundai Capital America(c)                                           1.76          2/07/2018        9,997
     14,000   Hyundai Capital America(c)                                           1.76          2/21/2018       13,986
     25,000   Hyundai Capital America(c)                                           1.81          3/01/2018       24,965

================================================================================

8  | USAA MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                            COUPON           FINAL          VALUE
(000)         SECURITY                                                             RATE           MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------------
$    25,600   Liberty Funding, LLC(c)                                              1.82%         5/11/2018   $   25,472
     14,000   LMA Americas, LLC(c)                                                 1.48          2/01/2018       14,000
     50,000   LMA Americas, LLC(c)                                                 1.82          5/17/2018       49,735
    125,000   LyondellBasell Industries N.V.(c)                                    1.65          2/01/2018      125,000
     31,000   Manhattan Asset Funding Co., LLC(c)                                  1.65          3/08/2018       30,950
     58,750   Pacific Gas & Electric Co.(c)                                        1.60          2/01/2018       58,750
     24,500   Sheffield Receivable Co., LLC(c)                                     1.45          2/14/2018       24,487
     14,000   Sheffield Receivable Co., LLC(c)                                     1.75          4/05/2018       13,957
     38,500   Victory Receivables(c)                                               1.74          4/16/2018       38,362
                                                                                                             ----------
              Total Commercial Paper (cost: $655,169)                                                           655,169
                                                                                                             ----------

              MUNICIPAL OBLIGATIONS (13.4%)

              ALABAMA (0.2%)
      7,250   Mobile Alabama IDB(b)                                                1.24          9/01/2031        7,250
                                                                                                             ----------
              ARIZONA (0.6%)
     26,625   Yavapai County IDA (LOC - Bank of Nova Scotia)(b)                    1.60          9/01/2035       26,625
                                                                                                             ----------
              ARKANSAS (0.6%)
     28,750   Union County (LOC - SunTrust Bank)(b)                                1.73         10/01/2027       28,750
                                                                                                             ----------
              CALIFORNIA (0.1%)
        630   Alameda County IDA (LOC - BNP Paribas)(b)                            1.57         12/01/2040          630
      4,030   Hesperia Public Financing Auth. (LOC - BNP Paribas)(b)               1.55          6/01/2026        4,030
                                                                                                             ----------
                                                                                                                  4,660
                                                                                                             ----------
              COLORADO (0.3%)
      2,800   Sheridan Redev. Agency (LOC - JP Morgan
                Chase & Co.)(b)                                                    1.60         12/01/2029        2,800
     10,704   Traer Creek Metropolitan District (LOC -
                BNP Paribas)(b)                                                    1.60         10/01/2030       10,704
                                                                                                             ----------
                                                                                                                 13,504
                                                                                                             ----------
              CONNECTICUT (0.1%)
      2,990   Dev. Auth. (LOC - Toronto-Dominion Bank)(b)                          1.62         12/01/2028        2,990
                                                                                                             ----------
              FLORIDA (0.1%)
      5,000   Collier County IDA (LOC - Wells Fargo & Co.)(b)                      1.19         10/01/2025        5,000
                                                                                                             ----------
              GEORGIA (0.1%)
      1,950   Cobb County Development Auth. (LOC -
                Federal Home Loan Bank of Atlanta)(b)                              1.56          2/01/2030        1,950
      2,510   Fulton County Development Auth. (LOC -
                Federal Home Loan Bank of Atlanta)(b)                              1.36          5/01/2030        2,510
                                                                                                             ----------
                                                                                                                  4,460
                                                                                                             ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                            COUPON           FINAL          VALUE
(000)         SECURITY                                                             RATE           MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------------
              ILLINOIS (0.6%)
$     3,565   Finance Auth. (LOC - Federal Home
                Loan Bank of Chicago)(b)                                           1.58%         7/01/2040   $    3,565
     22,170   University of Illinois (LOC - Northern Trust Corp.)(b)               1.50          4/01/2044       22,170
                                                                                                             ----------
                                                                                                                 25,735
                                                                                                             ----------
              INDIANA (0.8%)
        560   City of Indianapolis (LOC - Citizens Financial Group)(b)             1.83         11/01/2042          560
     11,300   City of Knox (LOC - SunTrust Bank)(b)                                1.79          2/01/2046       11,300
      6,830   City of Marion (LOC - Key Bank, N.A.)(b)                             1.63          2/01/2035        6,830
     15,750   Dev. Finance Auth.(b)                                                1.21         12/01/2038       15,750
      2,200   Finance Auth. (LOC - Bank of America Corp.)(b)                       1.28         12/01/2027        2,200
                                                                                                             ----------
                                                                                                                 36,640
                                                                                                             ----------
              IOWA (0.6%)
     25,000   Finance Auth.(b)                                                     1.18         12/01/2047       25,000
                                                                                                             ----------
              KENTUCKY (0.2%)
      7,815   Hancock County (LOC - Wells Fargo & Co.)(b)                          1.36          4/01/2028        7,815
                                                                                                             ----------
              LOUISIANA (0.2%)
      2,440   Caddo Parish Industrial Development
                Board, Inc. (LOC - Capital One, N.A.)(b)                           1.47          7/01/2024        2,440
      2,605   Public Facilities Auth. (LOC - Capital One, N.A.)(b)                 1.79          7/01/2028        2,605
      3,875   St. Charles Parish (LOC - Federal Home
                Loan Bank of Atlanta)(b)                                           1.57          9/01/2024        3,875
      1,860   State Tammany Parish Economic &
                Industrial Development District (LOC - Federal
                Home Loan Bank of Dallas)(b)                                       1.59          7/01/2022        1,860
                                                                                                             ----------
                                                                                                                 10,780
                                                                                                             ----------
              MICHIGAN (4.3%)
     14,305   Charter Township of Commerce (LOC - PNC
                Financial Services Group)(b)                                       1.54         10/01/2034       14,305
     65,000   Finance Auth. (LOC - PNC Financial Services Group)(b)                1.50          9/01/2050       65,000
     90,500   Finance Auth. (LOC - JP Morgan Chase & Co.)(b)                       1.60          9/01/2053       90,500
     20,565   Finance Auth. (LOC - Bank of Montreal)(b)                            1.47          9/01/2050       20,565
                                                                                                             ----------
                                                                                                                190,370
                                                                                                             ----------
              MINNESOTA (0.3%)
     11,560   St. Paul (LOC - Wells Fargo & Co.)(b)                                1.48         11/01/2025       11,560
                                                                                                             ----------
              MISSISSIPPI (0.1%)
      2,500   Business Finance Corp. (LOC - Federal
                Home Loan Bank of Dallas)(b)                                       1.60          7/01/2020        2,500
                                                                                                             ----------

================================================================================

10  | USAA MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                            COUPON           FINAL          VALUE
(000)         SECURITY                                                             RATE           MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------------
              NEW YORK (2.6%)
$     4,380   Brookhaven Industrial Development
                Agency (LOC - Capital One, N.A.)(b)                                1.68%         1/01/2025   $    4,380
      1,665   Columbia County IDA (LOC - HSBC Bank USA, Inc.)(b)                   1.62          7/01/2027        1,665
      5,800   Housing Finance Agency (LOC -
                Landesbank Hessen-Thuringen)(b)                                    1.45          5/01/2041        5,800
     40,200   Housing Finance Agency (LOC -
                Landesbank Hessen-Thuringen)(b)                                    1.42         11/01/2044       40,200
     13,350   Housing Finance Agency (LOC -
                Landesbank Hessen-Thuringen)(b)                                    1.45          5/01/2042       13,350
     22,350   Housing Finance Agency (LOC - JP
                Morgan Chase & Co.)(b)                                             1.55         11/01/2048       22,350
      4,310   Putnam County IDA (LOC - Citizens
                Financial Group)(b)                                                1.45          7/01/2032        4,310
     24,365   Saratoga County IDA (LOC - JP Morgan
                Chase & Co.)(b)                                                    1.57         11/01/2021       24,365
                                                                                                             ----------
                                                                                                                116,420
                                                                                                             ----------
              PENNSYLVANIA (0.3%)
      4,736   Allegheny County IDA (LOC - PNC
                Financial Services Group)(b)                                       1.63         11/01/2027        4,736
      1,850   Berks County Municipal Auth. (LOC -
                Citizens Financial Group)(b)                                       1.74          5/15/2022        1,850
      3,090   East Hempfield Township IDA (LOC -
                Fulton Bank)(b)                                                    1.45         10/15/2026        3,090
      2,500   Economic Development Financing Auth.
                (LOC - PNC Financial Services Group)(b)                            1.55          4/01/2035        2,500
      1,610   Lancaster IDA (LOC - Fulton Bank)(b)                                 1.75          6/01/2027        1,610
                                                                                                             ----------
                                                                                                                 13,786
                                                                                                             ----------
              SOUTH CAROLINA (0.1%)
      2,500   Berkeley County(b)                                                   1.37          9/01/2028        2,500
                                                                                                             ----------
              TEXAS (1.1%)
     38,930   Port of Port Arthur Navigation District(b)                           1.54         12/01/2027       38,930
      8,000   Port of Port Arthur Navigation District(b)                           1.25          4/01/2040        8,000
                                                                                                             ----------
                                                                                                                 46,930
                                                                                                             ----------
              VIRGINIA (0.0%)
        135   Roanoke County EDA (LOC - BB&T Corp.)(b)                             2.56         10/01/2028          135
                                                                                                             ----------
              WISCONSIN (0.1%)
      1,855   Franklin IDB (LOC - Federal Home Loan
                Bank of Chicago)(b)                                                1.38          7/01/2032        1,855

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                            COUPON           FINAL          VALUE
(000)         SECURITY                                                             RATE           MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------------
$     4,890   West Bend Housing Auth. (LOC - Federal
                Home Loan Bank of Chicago)(b)                                      1.38%         9/01/2035   $    4,890
                                                                                                             ----------
                                                                                                                  6,745
                                                                                                             ----------
              Total Municipal Obligations (cost: $590,155)                                                      590,155
                                                                                                             ----------

              U.S. TREASURY SECURITIES (5.0%)

              BILLS (2.9%)(d)
     38,000   1.20%, 04/05/2018                                                                                  37,920
     25,000   1.41%, 05/24/2018                                                                                  24,891
     40,000   1.41%, 05/24/2018                                                                                  39,824
     25,000   1.61%, 10/11/2018                                                                                  24,718
                                                                                                             ----------
                                                                                                                127,353
                                                                                                             ----------
              NOTES (2.1%)(e)
     10,000   1.60%(a),(f), 07/31/2018, 3 mo. USTMMR + 0.174%                                                    10,012
     20,000   1.60%(a),(f), 10/31/2018, 3 mo. USTMMR + 0.17%                                                     20,035
     65,000   1.62%(a),(f), 04/30/2018, 3 mo. USTMMR + 0.19%                                                     65,036
                                                                                                             ----------
                                                                                                                 95,083
                                                                                                             ----------
              Total U.S. Treasury Securities (cost: $222,436)                                                   222,436
                                                                                                             ----------

              REPURCHASE AGREEMENTS (3.0%)
    131,000   Natixis Securities Americas, LLC, 1.32%, acquired 1/31/2018 and due on 2/01/2018 at $131,000 (collateralized by $28,911 of
                U.S. Treasury, 1.75% - 8.75%, due 8/15/2020 - 2/15/2027;
                $2 of U.S. Treasury, 1.54%, due 6/21/2018; $100,990 of
                Fannie Mae, 3.00% - 4.50%, due 11/01/2031 - 4/01/2047;
                $3,722 of Freddie Mac, 4.00% - 5.00%, due 1/01/2039 - 1/01/2048;
                combined market value $133,625)(d),(e),(g) (cost: $131,000)                                     131,000
                                                                                                             ----------

                TOTAL INVESTMENTS (COST: $4,396,341)                                                         $4,396,341
                                                                                                             ==========

-----------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------------
ASSETS                                         LEVEL 1                 LEVEL 2            LEVEL 3                 TOTAL
-----------------------------------------------------------------------------------------------------------------------
Money Market Instruments:
  Eurodollar and Yankee Obligations                 $-              $1,055,000                 $-            $1,055,000
  Certificates of Deposit                            -                 908,000                  -               908,000
  Corporate Obligations                              -                 834,581                  -               834,581
  Commercial Paper                                   -                 655,169                  -               655,169
  Municipal Obligations                              -                 590,155                  -               590,155
  U.S. Treasury Securities                           -                 222,436                  -               222,436
  Repurchase Agreements                              -                 131,000                  -               131,000
-----------------------------------------------------------------------------------------------------------------------
Total                                               $-              $4,396,341                 $-            $4,396,341
-----------------------------------------------------------------------------------------------------------------------

================================================================================

12  | USAA MONEY MARKET FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in
    Note 1A to the financial statements.

    The cost of securities at January 31, 2018, for federal income tax purposes, was approximately the same as that reported in the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    CERTIFICATES OF DEPOSIT - Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  13

================================================================================

    COMMERCIAL PAPER - Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA      Economic Development Authority
    IDA      Industrial Development Authority/Agency
    IDB      Industrial Development Board
    LIBOR    London Interbank Offered Rate
    USTMMR   Quarterly US Treasury Money Market Rate

    CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, USAA Mutual Funds Trust's Board of Trustees (the Board), must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

    LOC Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o   SPECIFIC NOTES

    (a) Variable-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at January 31, 2018.

    (b) Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset

================================================================================

14  | USAA MONEY MARKET FUND

================================================================================

         period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (d) Rate represents an annualized yield at time of purchase, not coupon rate.

    (e) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

    (f) Rates for U.S. Treasury floating-rate notes rise and fall based on discount rates in auctions of 13-week Treasury bills, and are paid quarterly.

    (g) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  15

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)                       $4,396,341
   Cash                                                                                            1,074
   Receivables:
      Capital shares sold                                                                         25,302
      Interest                                                                                     8,326
                                                                                              ----------
         Total assets                                                                          4,431,043
                                                                                              ----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                                     27,132
      Dividends on capital shares                                                                     27
   Accrued management fees                                                                           897
   Other accrued expenses and payables                                                               558
                                                                                              ----------
         Total liabilities                                                                        28,614
                                                                                              ----------
            Net assets applicable to capital shares outstanding                               $4,402,429
                                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                            $4,402,423
   Undistributed net investment income                                                                 6
                                                                                              ----------
            Net assets applicable to capital shares outstanding                               $4,402,429
                                                                                              ==========
   Capital shares outstanding, no par value                                                    4,402,945
                                                                                              ==========
   Net asset value, redemption price, and offering price per share                            $     1.00
                                                                                              ==========

See accompanying notes to financial statements.

================================================================================

16  | USAA MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                               $32,719
                                                                                                 -------
EXPENSES
   Management fees                                                                                 5,376
   Administration and servicing fees                                                               2,240
   Transfer agent's fees                                                                           5,600
   Custody and accounting fees                                                                       219
   Postage                                                                                           277
   Shareholder reporting fees                                                                         91
   Trustees' fees                                                                                     17
   Registration fees                                                                                  52
   Professional fees                                                                                 105
   Other                                                                                              41
                                                                                                 -------
      Total expenses                                                                              14,018
                                                                                                 -------
NET INVESTMENT INCOME                                                                             18,701
                                                                                                 -------
   Increase in net assets resulting from operations                                              $18,701
                                                                                                 =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited), and year ended July 31,
2017

--------------------------------------------------------------------------------------------------------
                                                                         1/31/2018             7/31/2017
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                               $    18,701           $    14,066
   Net realized gain on investments                                              -                   559
                                                                       ---------------------------------
      Increase in net assets resulting from operations                      18,701                14,625
                                                                       ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                   (18,678)              (14,066)
   Net realized gains                                                            -                  (569)
                                                                       ---------------------------------
      Distributions to shareholders                                        (18,678)              (14,635)
                                                                       ---------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                             2,841,344             5,951,009
   Reinvested dividends                                                     18,575                14,561
   Cost of shares redeemed                                              (2,970,783)           (7,058,724)
                                                                       ---------------------------------
      Decrease in net assets from capital share transactions              (110,864)           (1,093,154)
                                                                       ---------------------------------
   Net decrease in net assets                                             (110,841)           (1,093,164)

NET ASSETS
   Beginning of period                                                   4,513,270             5,606,434
                                                                       ---------------------------------
   End of period                                                       $ 4,402,429           $ 4,513,270
                                                                       =================================
Undistributed (overdistribution of) net investment income:
   End of period                                                       $         6           $       (17)
                                                                       =================================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                           2,841,344             5,951,009
   Shares issued for dividends reinvested                                   18,575                14,561
   Shares redeemed                                                      (2,970,783)           (7,058,724)
                                                                       ---------------------------------
      Decrease in shares outstanding                                      (110,864)           (1,093,154)
                                                                       =================================

See accompanying notes to financial statements.

================================================================================

18  | USAA MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Money Market Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek the highest income consistent with preservation of capital and the maintenance of liquidity.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Repurchase agreements are valued at cost.

    3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

20  | USAA MONEY MARKET FUND

================================================================================

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended January 31, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

    Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At January 31, 2018, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2018, there were no custodian and other bank credits.

================================================================================

22  | USAA MONEY MARKET FUND

================================================================================

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

For the six-month period ended January 31, 2018, the Fund paid CAPCO facility fees of $17,000, which represents 5.5% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of July 31, 2018, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets. For the six-month period ended January 31, 2018, the Fund incurred management fees, paid or payable to the Manager, of $5,376,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended January 31, 2018, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,240,000.

================================================================================

24  | USAA MONEY MARKET FUND

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2018, the Fund reimbursed the Manager $16,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent fee is accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average net assets for the fiscal year. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended January 31, 2018, the Fund incurred transfer agent's fees, paid or payable to SAS, of $5,600,000.

D. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary
Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

(7) NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

================================================================================

26  | USAA MONEY MARKET FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                             YEAR ENDED JULY 31,
                             ----------------------------------------------------------------------------------------
                                   2018            2017           2016           2015            2014            2013
                             ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $     1.00      $     1.00     $     1.00     $     1.00      $     1.00      $     1.00
                             ----------------------------------------------------------------------------------------
Income from
  investment operations:
  Net investment income(a)          .00             .00            .00            .00             .00             .00
  Net realized and
    unrealized gain(a)              .00             .00            .00            .00             .00             .00
                             ----------------------------------------------------------------------------------------
Total from investment
  operations(a)                     .00             .00            .00            .00             .00             .00
                             ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income(a)         (.00)           (.00)          (.00)          (.00)           (.00)           (.00)
  Realized capital gains              -            (.00)(a)       (.00)(a)          -            (.00)(a)        (.00)(a)
                             ----------------------------------------------------------------------------------------
Total distributions(a)             (.00)           (.00)          (.00)          (.00)           (.00)           (.00)
                             ----------------------------------------------------------------------------------------
Net asset value at
  end of period              $     1.00      $     1.00     $     1.00     $     1.00      $     1.00      $     1.00
                             ========================================================================================
Total return (%)*                   .42             .31(c)         .01(c)         .01(c)          .01(c)          .01(c)
Net assets at end
  of period (000)            $4,402,429      $4,513,270     $5,606,434     $5,289,252      $5,192,675      $5,140,226
Ratios to average
  net assets:**
  Expenses (%)(b)                   .63(d)          .63(c)         .41(c)         .24(c)          .22(c)          .30(c)
  Expenses, excluding
    reimbursements (%)(b)           .63(d)          .63            .67            .65             .63             .63
Net investment
  income (%)                        .84(d)          .29            .01            .01             .01             .01

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $4,442,493,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                      -            (.00%)(+)      (.00%)(+)      (.00%)(+)          -            (.00%)(+)

    (+) Represents less than 0.01% of average net assets.
(c) The Manager voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

EXPENSE EXAMPLE

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2017, through January 31, 2018.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to

================================================================================

28  | USAA MONEY MARKET FUND

================================================================================

compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                         BEGINNING               ENDING               DURING PERIOD*
                                       ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2017 -
                                       AUGUST 1, 2017        JANUARY 31, 2018        JANUARY 31, 2018
                                       --------------------------------------------------------------
Actual                                   $1,000.00              $1,004.20                 $3.18

Hypothetical
 (5% return before expenses)              1,000.00               1,022.03                  3.21

*Expenses are equal to the Fund's annualized expense ratio of 0.63%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 0.42% for the six-month period of August 1, 2017, through January 31, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  29

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

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[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA SMALL CAP STOCK FUND]

  =============================================================

        SEMIANNUAL REPORT
        USAA SMALL CAP STOCK FUND
        o FUND SHARES (USCAX) o INSTITUTIONAL SHARES (UISCX)
        JANUARY 31, 2018

  =============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

FINANCIAL INFORMATION

    Portfolio of Investments                                                  3

    Notes to Portfolio of Investments                                        20

    Financial Statements                                                     22

    Notes to Financial Statements                                            25

EXPENSE EXAMPLE                                                              42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA SMALL CAP STOCK FUND (THE FUND) SEEKS LONG-TERM GROWTH OF CAPITAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of companies with small market capitalizations. This 80% policy may be changed upon at least 60 days' written notice to shareholders. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                          o TOP 10 HOLDINGS* - 1/31/18 o
                                (% of Net Assets)

First Midwest Bancorp, Inc. ............................................... 1.4%
Belden, Inc. .............................................................. 1.2%
Orion Engineered Carbons S.A. ............................................. 1.1%
Albany International Corp. "A" ............................................ 1.0%
TriMas Corp. .............................................................. 1.0%
Mueller Industries, Inc. .................................................. 1.0%
WNS Holdings Ltd. ADR ..................................................... 0.9%
Kornit Digital Ltd. ....................................................... 0.9%
Forward Air Corp. ......................................................... 0.9%
Resolute Energy Corp. ..................................................... 0.9%

                         o SECTOR ALLOCATION* - 1/31/18 o

                        [PIE CHART OF SECTOR ALLOCATION]

INDUSTRIALS                                                                25.6%
FINANCIALS                                                                 21.3%
INFORMATION TECHNOLOGY                                                     16.2%
HEALTH CARE                                                                11.2%
CONSUMER DISCRETIONARY                                                      6.1%
MATERIALS                                                                   6.0%
ENERGY                                                                      3.8%
CONSUMER STAPLES                                                            2.7%
REAL ESTATE                                                                 1.9%
UTILITIES                                                                   1.6%
TELECOMMUNICATION SERVICES                                                  0.8%

                                   [END CHART]

*Does not include money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 3-19.

================================================================================

2  | USAA SMALL CAP STOCK FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (97.2%)

            COMMON STOCKS (97.2%)

            CONSUMER DISCRETIONARY (6.1%)
            -----------------------------
            APPAREL RETAIL (0.4%)
    82,400  American Eagle Outfitters, Inc.                                                   $    1,483
   252,242  Cato Corp. "A"                                                                         2,997
    84,300  DSW, Inc. "A"                                                                          1,688
                                                                                              ----------
                                                                                                   6,168
                                                                                              ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    59,900  Perry Ellis International, Inc.*                                                       1,437
                                                                                              ----------
            AUTO PARTS & EQUIPMENT (0.1%)
    94,661  Modine Manufacturing Co.*                                                              2,210
                                                                                              ----------
            AUTOMOBILE MANUFACTURERS (0.1%)
    16,810  Thor Industries, Inc.                                                                  2,297
                                                                                              ----------
            AUTOMOTIVE RETAIL (1.4%)
    79,800  Group 1 Automotive, Inc.                                                               6,260
    20,697  Lithia Motors, Inc. "A"                                                                2,586
    89,000  Murphy USA, Inc.*                                                                      7,593
   142,000  Penske Automotive Group, Inc.                                                          7,411
                                                                                              ----------
                                                                                                  23,850
                                                                                              ----------
            BROADCASTING (0.7%)
   303,830  Gray Television, Inc.*                                                                 4,968
    76,210  Nexstar Media Group, Inc. "A"                                                          5,723
                                                                                              ----------
                                                                                                  10,691
                                                                                              ----------
            CASINOS & GAMING (0.1%)
    21,891  MGM Resorts International                                                                798
                                                                                              ----------
            CONSUMER ELECTRONICS (0.2%)
   190,605  ZAGG, Inc.*                                                                            3,183
                                                                                              ----------
            EDUCATION SERVICES (0.3%)
   108,960  Chegg, Inc.*                                                                           1,887
     9,970  Grand Canyon Education, Inc.*                                                            927
    49,600  K12, Inc.*                                                                               861
    15,710  Strayer Education, Inc.(a)                                                             1,453
                                                                                              ----------
                                                                                                   5,128
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            FOOTWEAR (0.1%)
    25,100  Deckers Outdoor Corp.*                                                            $    2,151
                                                                                              ----------
            GENERAL MERCHANDISE STORES (0.1%)
   522,070  Fred's, Inc. "A"(a)                                                                    1,728
                                                                                              ----------
            HOMEBUILDING (0.9%)
   109,800  Beazer Homes USA, Inc.*                                                                2,036
    98,300  KB Home                                                                                3,098
    69,900  M/I Homes, Inc.*                                                                       2,260
   503,106  TRI Pointe Group, Inc.*                                                                8,206
                                                                                              ----------
                                                                                                  15,600
                                                                                              ----------
            HOMEFURNISHING RETAIL (0.1%)
    37,800  Aaron's, Inc.                                                                          1,546
                                                                                              ----------
            HOTELS, RESORTS & CRUISE LINES (0.0%)
     3,798  Royal Caribbean Cruises Ltd.                                                             507
                                                                                              ----------
            HOUSEHOLD APPLIANCES (0.6%)
    45,473  Helen of Troy Ltd.*                                                                    4,236
    80,543  SodaStream International Ltd.*                                                         6,333
                                                                                              ----------
                                                                                                  10,569
                                                                                              ----------
            MOVIES & ENTERTAINMENT (0.0%)
    28,929  IMAX Corp.*                                                                              574
                                                                                              ----------
            RESTAURANTS (0.8%)
   177,000  Brinker International, Inc.                                                            6,432
    36,620  Chuy's Holdings, Inc.*                                                                   970
   107,350  Dave & Buster's Entertainment, Inc.*                                                   5,046
                                                                                              ----------
                                                                                                  12,448
                                                                                              ----------
            SPECIALTY STORES (0.1%)
   354,600  Office Depot, Inc.                                                                     1,153
                                                                                              ----------
            Total Consumer Discretionary                                                         102,038
                                                                                              ----------
            CONSUMER STAPLES (2.7%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
    21,000  Fresh Del Monte Produce, Inc.                                                            993
                                                                                              ----------
            DISTILLERS & VINTNERS (0.5%)
 2,400,840  C&C Group plc                                                                          8,987
                                                                                              ----------
            FOOD DISTRIBUTORS (0.3%)
   128,000  Andersons, Inc.                                                                        4,365
                                                                                              ----------
            FOOD RETAIL (0.5%)
   805,304  Smart & Final Stores, Inc.*                                                            7,570
                                                                                              ----------

================================================================================

4  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (0.5%)
    71,000  Central Garden & Pet Co. "A"*                                                     $    2,678
   111,000  Energizer Holdings, Inc.                                                               6,463
                                                                                              ----------
                                                                                                   9,141
                                                                                              ----------
            PACKAGED FOODS & MEATS (0.8%)
    35,580  Calavo Growers, Inc.                                                                   3,095
   213,194  Cranswick plc                                                                          8,893
    28,560  Freshpet, Inc.*                                                                          526
    14,000  Sanderson Farms, Inc.                                                                  1,777
                                                                                              ----------
                                                                                                  14,291
                                                                                              ----------
            Total Consumer Staples                                                                45,347
                                                                                              ----------
            ENERGY (3.8%)
            -------------
            OIL & GAS DRILLING (0.0%)
    76,600  Transocean Ltd.*                                                                         827
                                                                                              ----------
            OIL & GAS EQUIPMENT & SERVICES (1.4%)
    70,500  Archrock, Inc.                                                                           656
   173,186  Enservco Corp.*                                                                          157
   264,631  Era Group, Inc.*                                                                       2,681
   240,000  McDermott International, Inc.*                                                         2,107
   149,150  ProPetro Holding Corp.*                                                                2,786
   288,000  RPC, Inc.(a)                                                                           5,817
   143,288  SEACOR Holdings, Inc.*                                                                 6,674
   200,646  SEACOR Marine Holdings, Inc.*                                                          3,002
                                                                                              ----------
                                                                                                  23,880
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.8%)
   254,100  Abraxas Petroleum Corp.*                                                                 607
   626,000  Callon Petroleum Co.*                                                                  7,105
   310,300  Carrizo Oil & Gas, Inc.*                                                               6,240
   423,502  Resolute Energy Corp.*(a)                                                             14,365
    93,300  Ring Energy, Inc.*                                                                     1,288
    70,500  Ultra Petroleum Corp.*                                                                   492
                                                                                              ----------
                                                                                                  30,097
                                                                                              ----------
            OIL & GAS REFINING & MARKETING (0.1%)
    94,900  Pacific Ethanol, Inc.*                                                                   399
    38,600  PBF Energy, Inc. "A"                                                                   1,248
                                                                                              ----------
                                                                                                   1,647
                                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   469,155  Dorian LPG Ltd.*                                                                       3,584
 1,783,380  Scorpio Tankers, Inc.                                                                  4,744
                                                                                              ----------
                                                                                                   8,328
                                                                                              ----------
            Total Energy                                                                          64,779
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            FINANCIALS (21.3%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
   156,200  GSV Capital Corp.*                                                                $    1,065
   143,158  Safeguard Scientifics, Inc.*                                                           1,789
   263,508  Solar Capital Ltd.                                                                     5,534
                                                                                              ----------
                                                                                                   8,388
                                                                                              ----------
            CONSUMER FINANCE (0.2%)
    69,000  Encore Capital Group, Inc.*                                                            2,860
                                                                                              ----------
            INVESTMENT BANKING & BROKERAGE (0.1%)
    78,260  BGC Partners, Inc. "A"                                                                 1,120
                                                                                              ----------
            LIFE & HEALTH INSURANCE (0.5%)
    83,500  American Equity Investment Life Holding Co.                                            2,755
    97,500  CNO Financial Group, Inc.                                                              2,398
    99,000  Trupanion, Inc.*(a)                                                                    3,457
                                                                                              ----------
                                                                                                   8,610
                                                                                              ----------
            MULTI-LINE INSURANCE (0.7%)
   188,263  Kemper Corp.                                                                          12,209
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (1.0%)
    73,900  Atlas Financial Holdings, Inc.*                                                        1,482
   115,000  Axis Capital Holdings Ltd.                                                             5,811
   105,960  Heritage Insurance Holdings, Inc.(a)                                                   1,805
    77,181  James River Group Holdings Ltd.                                                        2,933
   110,110  Kinsale Capital Group, Inc.                                                            5,254
                                                                                              ----------
                                                                                                  17,285
                                                                                              ----------
            REGIONAL BANKS (13.0%)
   146,266  1st Source Corp.                                                                       7,648
   295,902  Banc of California, Inc.                                                               5,829
   122,000  Banner Corp.                                                                           6,629
    63,200  Berkshire Hills Bancorp, Inc.                                                          2,398
    31,500  Carolina Financial Corp.                                                               1,299
    48,000  Cathay General Bancorp                                                                 2,099
   125,000  Chemical Financial Corp.                                                               7,301
    49,100  Customers Bancorp, Inc.*                                                               1,505
    50,700  Enterprise Financial Services Corp.                                                    2,467
   109,869  FCB Financial Holdings, Inc. "A"*                                                      6,021
    27,900  Financial Institutions, Inc.                                                             869
   348,939  First Busey Corp.                                                                     10,810
    70,500  First Merchants Corp.                                                                  3,043
   920,054  First Midwest Bancorp, Inc.                                                           22,873
   308,315  Flushing Financial Corp.                                                               8,682
   293,730  Great Western Bancorp, Inc.                                                           12,381

================================================================================

6  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
   226,276  Hancock Holding Co.                                                               $   12,151
   278,000  Hilltop Holdings, Inc.                                                                 7,281
   377,000  Hope Bancorp, Inc.                                                                     7,178
   271,719  International Bancshares Corp.                                                        11,276
   168,000  Legacy Texas Financial Group, Inc.                                                     7,399
   306,892  MB Financial, Inc.                                                                    13,129
   144,500  Pacific Premier Bancorp, Inc.*                                                         5,888
    33,500  Peapack-Gladstone Financial Corp.                                                      1,190
    31,700  Popular, Inc.                                                                          1,288
    19,500  Preferred Bank                                                                         1,256
    46,100  Synovus Financial Corp.                                                                2,323
   328,000  TCF Financial Corp.                                                                    7,036
    74,882  Texas Capital Bancshares, Inc.*                                                        7,099
   463,500  Umpqua Holdings Corp.                                                                 10,035
   205,260  Union Bankshares Corp.                                                                 7,749
   330,500  United Community Banks, Inc.                                                          10,470
   191,800  Valley National Bancorp                                                                2,411
    18,800  Wintrust Financial Corp.                                                               1,615
                                                                                              ----------
                                                                                                 218,628
                                                                                              ----------
            REITs - HOTEL & RESORT (1.0%)
   546,260  DiamondRock Hospitality Co.                                                            6,424
   563,514  Summit Hotel Properties, Inc.                                                          8,729
    49,700  Sunstone Hotel Investors, Inc.                                                           837
                                                                                              ----------
                                                                                                  15,990
                                                                                              ----------
            REITs - MORTGAGE (0.7%)
   145,700  Anworth Mortgage Asset Corp.                                                             708
    75,200  Apollo Commercial Real Estate Finance, Inc.(a)                                         1,366
    64,300  Cherry Hill Mortgage Investment Corp.                                                  1,091
    94,500  Chimera Investment Corp.                                                               1,606
   115,700  CYS Investments, Inc.                                                                    780
   128,600  Dynex Capital, Inc.                                                                      836
    69,600  Ellington Residential Mortgage                                                           752
   135,800  Invesco Mortgage Capital, Inc.                                                         2,205
   160,200  New Residential Investment Corp.                                                       2,770
                                                                                              ----------
                                                                                                  12,114
                                                                                              ----------
            REITs - OFFICE (0.4%)
   229,265  Corporate Office Properties Trust                                                      6,259
    24,000  Mack-Cali Realty Corp.                                                                   482
                                                                                              ----------
                                                                                                   6,741
                                                                                              ----------
            REITs - RESIDENTIAL (0.6%)
   284,625  Education Realty Trust, Inc.                                                           9,401
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            REITs - RETAIL (0.5%)
   695,517  Ramco-Gershenson Properties Trust                                                 $    9,195
                                                                                              ----------
            THRIFTS & MORTGAGE FINANCE (2.1%)
    91,200  Dime Community Bancorp, Inc.                                                           1,733
    37,200  Farmer Mac "C"                                                                         2,985
    17,600  First Defiance Financial Corp.                                                           978
    77,000  Flagstar Bancorp, Inc.*                                                                2,868
    12,760  LendingTree, Inc.*                                                                     4,694
   264,800  MGIC Investment Corp.*                                                                 3,925
   801,899  Northwest Bancshares, Inc.                                                            13,512
    47,400  PennyMac Financial Services, Inc. "A"*                                                 1,052
    93,200  Radian Group, Inc.                                                                     2,057
    43,600  Walker & Dunlop, Inc.*                                                                 2,025
                                                                                              ----------
                                                                                                  35,829
                                                                                              ----------
            Total Financials                                                                     358,370
                                                                                              ----------
            HEALTH CARE (11.2%)
            -------------------
            BIOTECHNOLOGY (2.6%)
    59,400  Ablynx N.V. ADR*                                                                       3,234
    95,380  Acceleron Pharma, Inc.*                                                                3,959
    26,200  Argenx SE ADR*                                                                         2,033
   291,850  Array BioPharma, Inc.*                                                                 4,325
    26,400  Crispr Therapeutics AG*                                                                1,037
    28,600  Cytomx Therapeutics, Inc.*                                                               765
    21,600  Editas Medicine, Inc.*                                                                   789
    33,800  Enanta Pharmaceuticals, Inc.*                                                          2,871
   155,050  Exact Sciences Corp.*                                                                  7,708
    52,848  Fennec Pharmaceuticals, Inc.*                                                            468
    54,400  Immunomedics, Inc.*(a)                                                                   907
    33,600  Intellia Therapeutics, Inc.*(a)                                                          863
   200,800  Ironwood Pharmaceuticals, Inc.*(a)                                                     2,974
    37,100  Jounce Therapeutics, Inc.*(a)                                                            897
    36,960  Ligand Pharmaceuticals, Inc.*                                                          5,826
    36,000  Macrogenics, Inc.*                                                                       813
    73,000  Repligen Corp.*                                                                        2,582
    39,400  Sangamo Biosciences, Inc.*                                                               821
    30,100  Spectrum Pharmaceuticals, Inc.*                                                          648
   168,500  Vital Therapies, Inc.*(a)                                                              1,003
                                                                                              ----------
                                                                                                  44,523
                                                                                              ----------
            HEALTH CARE EQUIPMENT (2.1%)
    46,555  ABIOMED, Inc.*                                                                        10,940
    91,500  Cardiovascular Systems, Inc.*                                                          2,261

================================================================================

8  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
    30,610  CONMED Corp.                                                                      $    1,769
    20,148  DexCom, Inc.*                                                                          1,173
   200,900  Invacare Corp.                                                                         3,696
    19,900  LivaNova plc*                                                                          1,702
   310,115  Natus Medical, Inc.*                                                                   9,629
   162,500  Oxford Immunotec Global plc*(a)                                                        1,887
    62,000  Tactile Systems Technology, Inc.*(a)                                                   1,955
                                                                                              ----------
                                                                                                  35,012
                                                                                              ----------
            HEALTH CARE FACILITIES (0.3%)
   208,840  Ensign Group, Inc.                                                                     4,810
                                                                                              ----------
            HEALTH CARE SERVICES (0.6%)
    78,643  AMN Healthcare Services, Inc.*                                                         4,219
   100,054  CorVel Corp.*                                                                          5,168
    29,900  Fulgent Genetics, Inc.*(a)                                                               134
                                                                                              ----------
                                                                                                   9,521
                                                                                              ----------
            HEALTH CARE SUPPLIES (0.7%)
   131,530  Haemonetics Corp.*                                                                     8,503
    34,200  West Pharmaceutical Services, Inc.                                                     3,427
                                                                                              ----------
                                                                                                  11,930
                                                                                              ----------
            HEALTH CARE TECHNOLOGY (2.1%)
   855,125  Allscripts Healthcare Solutions, Inc.*                                                12,750
    49,000  athenahealth, Inc.*                                                                    6,140
   446,600  Evolent Health, Inc. "A"*(a)                                                           6,297
   394,000  HMS Holdings Corp.*                                                                    6,749
    67,777  Teladoc, Inc.*(a)                                                                      2,535
                                                                                              ----------
                                                                                                  34,471
                                                                                              ----------
            LIFE SCIENCES TOOLS & SERVICES (1.1%)
     3,219  Agilent Technologies, Inc.                                                               236
    25,750  Bio-Rad Laboratories, Inc. "A"*                                                        6,657
   181,000  Bruker Corp.                                                                           6,446
    19,700  Charles River Laboratories International, Inc.*                                        2,077
   105,178  Harvard Bioscience, Inc.*                                                                494
   381,186  NeoGenomics, Inc.*(a)                                                                  2,943
                                                                                              ----------
                                                                                                  18,853
                                                                                              ----------
            MANAGED HEALTH CARE (0.6%)
    25,500  Magellan Health, Inc.*                                                                 2,540
    71,000  Molina Healthcare, Inc.*                                                               6,487
    61,900  Triple-S Management Corp. "B"*                                                         1,422
                                                                                              ----------
                                                                                                  10,449
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            PHARMACEUTICALS (1.1%)
    66,680  Akcea Therapeutics, Inc.*(a)                                                      $    1,444
   228,440  Medicines Co.*                                                                         7,568
    37,880  Nektar Therapeutics*                                                                   3,167
    98,800  Pacira Pharmaceuticals, Inc.*                                                          3,596
    75,750  Supernus Pharmaceuticals, Inc.*                                                        2,958
                                                                                              ----------
                                                                                                  18,733
                                                                                              ----------
            Total Health Care                                                                    188,302
                                                                                              ----------
            INDUSTRIALS (25.6%)
            -------------------
            AEROSPACE & DEFENSE (1.3%)
    68,305  Astronics Corp.*                                                                       3,046
   199,415  Axon Enterprise, Inc.*(a)                                                              5,277
   228,129  Cubic Corp.                                                                           13,243
                                                                                              ----------
                                                                                                  21,566
                                                                                              ----------
            AIR FREIGHT & LOGISTICS (1.8%)
    18,200  Atlas Air Worldwide Holdings, Inc.*                                                    1,025
   242,455  Echo Global Logistics, Inc.*                                                           7,080
   247,986  Forward Air Corp.                                                                     15,055
   146,000  Hub Group, Inc. "A"*                                                                   7,015
                                                                                              ----------
                                                                                                  30,175
                                                                                              ----------
            AIRLINES (0.7%)
   215,412  Hawaiian Holdings, Inc.                                                                8,045
    62,200  SkyWest, Inc.                                                                          3,468
                                                                                              ----------
                                                                                                  11,513
                                                                                              ----------
            BUILDING PRODUCTS (0.8%)
    13,970  Apogee Enterprises, Inc.                                                                 636
 2,255,288  Tyman plc                                                                             11,368
    40,400  Universal Forest Products, Inc.                                                        1,508
                                                                                              ----------
                                                                                                  13,512
                                                                                              ----------
            COMMERCIAL PRINTING (0.2%)
    38,500  Brady Corp. "A"                                                                        1,473
    94,200  InnerWorkings, Inc.*                                                                     943
    27,300  Quad/Graphics, Inc.                                                                      604
                                                                                              ----------
                                                                                                   3,020
                                                                                              ----------
            CONSTRUCTION & ENGINEERING (0.6%)
    27,300  EMCOR Group, Inc.                                                                      2,219
   251,812  Primoris Services Corp.                                                                6,547
    79,800  Tutor Perini Corp.*                                                                    1,975
                                                                                              ----------
                                                                                                  10,741
                                                                                              ----------

================================================================================

10  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.5%)
    62,200  Commercial Vehicle Group, Inc.*                                                   $      769
    96,977  Douglas Dynamics, Inc.                                                                 3,996
    23,000  Meritor, Inc.*                                                                         3,355
                                                                                              ----------
                                                                                                   8,120
                                                                                              ----------
            DIVERSIFIED SUPPORT SERVICES (1.3%)
   176,541  Matthews International Corp. "A"                                                       9,886
   117,925  Mobile Mini, Inc.                                                                      4,464
   239,000  Ritchie Bros Auctioneers, Inc.                                                         7,772
    15,200  VSE Corp.                                                                                753
                                                                                              ----------
                                                                                                  22,875
                                                                                              ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (1.1%)
   103,100  EnerSys                                                                                7,249
   466,010  Thermon Group Holdings, Inc.*                                                         10,802
                                                                                              ----------
                                                                                                  18,051
                                                                                              ----------
            ELECTRONIC COMPONENTS (1.2%)
   234,463  Belden, Inc.                                                                          19,875
                                                                                              ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.7%)
   124,100  Advanced Disposal Services, Inc.*                                                      3,024
    77,810  Hudson Technologies, Inc.*                                                               489
   206,207  SP Plus Corp.*                                                                         7,949
                                                                                              ----------
                                                                                                  11,462
                                                                                              ----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
    65,800  Kelly Services, Inc. "A"                                                               1,863
    44,900  TrueBlue, Inc.*                                                                        1,228
    14,789  WageWorks, Inc.*                                                                         895
                                                                                              ----------
                                                                                                   3,986
                                                                                              ----------
            INDUSTRIAL MACHINERY (6.9%)
   273,619  Albany International Corp. "A"                                                        17,361
   139,976  CIRCOR International, Inc.                                                             7,422
   138,060  DMC Global, Inc.                                                                       3,162
   196,197  ESCO Technologies, Inc.                                                               11,997
    98,557  Gardner Denver Holdings, Inc.*                                                         3,408
    61,700  Global Brass & Copper Holdings, Inc.                                                   1,984
   122,529  Kennametal, Inc.                                                                       5,977
 1,009,385  Kornit Digital Ltd.*(a)                                                               15,090
   405,757  Luxfer Holdings plc                                                                    5,867
   487,098  Mueller Industries, Inc.                                                              16,118
    28,900  Proto Labs, Inc.*                                                                      3,160
    48,014  RBC Bearings, Inc.*                                                                    6,050

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
    41,350  Tennant Co.                                                                       $    2,787
   606,570  TriMas Corp.*                                                                         16,135
                                                                                              ----------
                                                                                                 116,518
                                                                                              ----------
            OFFICE SERVICES & SUPPLIES (1.5%)
   911,126  ACCO Brands Corp.*                                                                    10,797
   234,750  Essendant, Inc.                                                                        2,125
   259,000  Interface, Inc.                                                                        6,462
   369,716  Steelcase, Inc. "A"                                                                    5,749
                                                                                              ----------
                                                                                                  25,133
                                                                                              ----------
            RAILROADS (0.5%)
   101,600  Genesee & Wyoming, Inc. "A"*                                                           8,113
                                                                                              ----------
            RESEARCH & CONSULTING SERVICES (3.1%)
   128,437  CBIZ, Inc.*                                                                            2,119
   250,709  Forrester Research, Inc.                                                              10,943
   300,910  FTI Consulting, Inc.*                                                                 13,081
   198,684  Huron Consulting Group, Inc.*                                                          7,977
   109,789  ICF International, Inc.*                                                               5,830
   347,136  Mistras Group, Inc.*                                                                   7,397
   289,610  Navigant Consulting, Inc.*                                                             5,943
                                                                                              ----------
                                                                                                  53,290
                                                                                              ----------
            TRADING COMPANIES & DISTRIBUTORS (3.1%)
   281,000  Aircastle Ltd.                                                                         6,637
   298,000  BMC Stock Holdings, Inc.*                                                              6,675
    89,060  CAI International, Inc.*                                                               2,517
   127,198  GATX Corp.                                                                             9,049
    68,313  Kaman Corp.                                                                            4,283
   127,050  Rush Enterprises, Inc. "A"*                                                            6,867
   247,700  Titan Machinery, Inc.*                                                                 5,323
   255,330  Triton International Ltd.                                                              9,856
    15,500  Veritiv Corp.*                                                                           445
                                                                                              ----------
                                                                                                  51,652
                                                                                              ----------
            TRUCKING (0.1%)
    24,100  Knight-Swift Transportation Holdings, Inc.                                             1,200
                                                                                              ----------
            Total Industrials                                                                    430,802
                                                                                              ----------
            INFORMATION TECHNOLOGY (16.2%)
            ------------------------------
            APPLICATION SOFTWARE (1.7%)
    31,100  Cadence Design Systems, Inc.*                                                          1,395
   147,310  Callidus Software, Inc.*                                                               5,296
   410,983  Digital Turbine, Inc.*(a)                                                                834
    11,280  Ebix, Inc.                                                                               926

================================================================================

12  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
    20,780  Everbridge, Inc.*                                                                 $      671
    50,239  Guidewire Software, Inc.*                                                              3,992
     9,830  HubSpot, Inc.*                                                                           954
     8,350  Paycom Software, Inc.*(a)                                                                765
    32,638  Paylocity Holding Corp.*                                                               1,707
    93,028  PROS Holdings, Inc.*                                                                   2,702
    38,100  PTC, Inc.*                                                                             2,769
     7,400  Tyler Technologies, Inc.*                                                              1,491
    15,472  Ultimate Software Group, Inc.*                                                         3,603
    16,180  Upland Software, Inc.*                                                                   374
    22,900  Verint Systems, Inc.*                                                                    956
     9,690  Zendesk, Inc.*                                                                           373
                                                                                              ----------
                                                                                                  28,808
                                                                                              ----------
            COMMUNICATIONS EQUIPMENT (1.1%)
   636,090  Aerohive Networks, Inc.*                                                               2,614
   361,120  Extreme Networks, Inc.*                                                                5,428
    93,100  Finisar Corp.*                                                                         1,672
     5,458  Infinera Corp.*                                                                           35
   169,765  Radware Ltd.*                                                                          3,414
    59,900  ViaSat, Inc.*                                                                          4,530
   141,900  Viavi Solutions, Inc.*                                                                 1,217
                                                                                              ----------
                                                                                                  18,910
                                                                                              ----------
            DATA PROCESSING & OUTSOURCED SERVICES (2.1%)
   407,000  Conduent, Inc.*                                                                        6,675
    63,750  Euronet Worldwide, Inc.*                                                               5,984
   121,200  Everi Holdings, Inc.*                                                                    938
   458,000  Travelport Worldwide Ltd.                                                              6,234
   353,987  WNS Holdings Ltd. ADR*                                                                15,738
                                                                                              ----------
                                                                                                  35,569
                                                                                              ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
    41,083  OSI Systems, Inc.*                                                                     2,715
   324,000  VeriFone Systems, Inc.*                                                                5,728
                                                                                              ----------
                                                                                                   8,443
                                                                                              ----------
            ELECTRONIC MANUFACTURING SERVICES (0.9%)
    28,500  Benchmark Electronics, Inc.*                                                             825
    65,100  Celestica, Inc.*                                                                         657
   303,194  CTS Corp.                                                                              8,338
    12,510  IPG Photonics Corp.*                                                                   3,152
    45,300  Sanmina Corp.*                                                                         1,185
   104,500  TTM Technologies, Inc.*                                                                1,723
                                                                                              ----------
                                                                                                  15,880
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            INTERNET SOFTWARE & SERVICES (2.7%)
    50,396  2U, Inc.*                                                                         $    3,743
   102,434  Amber Road, Inc.*                                                                        744
   180,340  Apptio, Inc. "A"*                                                                      4,608
    49,300  Blucora, Inc.*                                                                         1,203
    34,490  Box, Inc. "A"*                                                                           767
    36,308  Carbonite, Inc.*                                                                         915
    13,600  Cornerstone OnDemand, Inc.*                                                              559
    11,095  CoStar Group, Inc.*                                                                    3,840
     2,520  Gogo, Inc.*(a)                                                                            24
    38,500  GTT Communications, Inc.*                                                              1,777
   583,799  Limelight Networks, Inc.*                                                              2,557
    22,810  Liquidity Services, Inc.*                                                                109
   185,490  LivePerson, Inc.*                                                                      2,217
    26,900  Match Group, Inc.*(a)                                                                    940
    38,440  Mimecast Ltd.*                                                                         1,182
    19,070  Mindbody, Inc. "A"*                                                                      670
    17,750  New Relic, Inc.*                                                                       1,060
   129,700  Nutanix, Inc. "A"*                                                                     4,163
    48,600  Okta, Inc.*                                                                            1,431
   144,800  Pandora Media, Inc.*(a)                                                                  692
     4,430  Q2 Holdings, Inc.*                                                                       188
    18,305  Remark Holdings, Inc.*(a)                                                                177
    58,510  SharpSpring, Inc.*                                                                       275
    12,821  SPS Commerce, Inc.*                                                                      674
    24,540  Stamps.com, Inc.*(a)                                                                   5,002
    85,900  TechTarget, Inc.*                                                                      1,347
    12,800  Trade Desk Inc "A"*(a)                                                                   621
   150,680  Trivago N.V. ADR*                                                                      1,228
    81,500  Twilio, Inc. "A"*(a)                                                                   2,139
    19,520  Wix.com Ltd.*                                                                          1,192
                                                                                              ----------
                                                                                                  46,044
                                                                                              ----------
            IT CONSULTING & OTHER SERVICES (0.6%)
    17,200  Acxiom Corp.*                                                                            466
    11,000  EPAM Systems, Inc.*                                                                    1,292
    67,100  Hackett Group, Inc.                                                                    1,074
   176,800  Perficient, Inc.*                                                                      3,425
    79,730  Virtusa Corp.*                                                                         3,557
                                                                                              ----------
                                                                                                   9,814
                                                                                              ----------
            SEMICONDUCTOR EQUIPMENT (1.5%)
    21,600  Advanced Energy Industries, Inc.*                                                      1,536
   237,416  Brooks Automation, Inc.                                                                6,624
    15,900  Cabot Microelectronics Corp.                                                           1,620

================================================================================

14  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
    62,400  Kulicke & Soffa Industries, Inc.*                                                 $    1,436
     9,900  MKS Instruments, Inc.                                                                  1,013
    96,500  Rudolph Technologies, Inc.*                                                            2,528
    62,100  Teradyne, Inc.                                                                         2,847
    68,500  Ultra Clean Holdings, Inc.*                                                            1,486
   256,000  Xperi Corp.                                                                            5,747
                                                                                              ----------
                                                                                                  24,837
                                                                                              ----------
            SEMICONDUCTORS (1.6%)
    43,900  Ceva, Inc.*                                                                            1,932
     9,950  Impinj, Inc.*(a)                                                                         223
    33,800  Inphi Corp.*                                                                           1,010
    87,500  Mellanox Technologies Ltd.*                                                            5,683
    72,300  Microsemi Corp.*                                                                       4,467
    15,300  Monolithic Power Systems, Inc.                                                         1,822
    46,300  Power Integrations, Inc.                                                               3,459
   445,000  Rambus, Inc.*                                                                          5,620
    20,250  Silicon Laboratories, Inc.*                                                            1,948
                                                                                              ----------
                                                                                                  26,164
                                                                                              ----------
            SYSTEMS SOFTWARE (1.4%)
   107,000  CommVault Systems, Inc.*                                                               5,708
    58,300  CyberArk Software Ltd.*                                                                2,523
    42,500  Imperva, Inc.*                                                                         1,859
    24,790  Proofpoint, Inc.*                                                                      2,529
    67,000  Qualys, Inc.*                                                                          4,188
   177,900  Rapid7, Inc.*                                                                          4,266
    25,563  Red Hat, Inc.*                                                                         3,359
                                                                                              ----------
                                                                                                  24,432
                                                                                              ----------
            TECHNOLOGY DISTRIBUTORS (0.6%)
    64,800  Insight Enterprises, Inc.*                                                             2,405
    44,300  PC Connection, Inc.                                                                    1,161
   123,732  ScanSource, Inc.*                                                                      4,232
    13,600  SYNNEX Corp.                                                                           1,669
                                                                                              ----------
                                                                                                   9,467
                                                                                              ----------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.5%)
   615,459  Diebold Nixdorf Inc(a)                                                                11,355
   204,890  Pure Storage, Inc. "A"*                                                                4,127
   425,100  Super Micro Computer, Inc.*                                                            9,703
                                                                                              ----------
                                                                                                  25,185
                                                                                              ----------
            Total Information Technology                                                         273,553
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            MATERIALS (6.0%)
            ----------------
            COMMODITY CHEMICALS (1.6%)
   656,957  Orion Engineered Carbons S.A.                                                     $   19,347
    20,500  Trinseo S.A.                                                                           1,690
   281,000  Valvoline, Inc.                                                                        6,927
                                                                                              ----------
                                                                                                  27,964
                                                                                              ----------
            DIVERSIFIED CHEMICALS (0.2%)
    83,700  Huntsman Corp.                                                                         2,893
                                                                                              ----------
            FOREST PRODUCTS (0.9%)
   138,460  Deltic Timber Corp.                                                                   13,087
    73,400  Louisiana-Pacific Corp.*                                                               2,174
                                                                                              ----------
                                                                                                  15,261
                                                                                              ----------
            GOLD (0.1%)
   181,400  IAMGOLD Corp.*                                                                         1,067
                                                                                              ----------
            METAL & GLASS CONTAINERS (0.9%)
   219,600  Greif, Inc. "A"                                                                       12,983
    87,400  Owens-Illinois, Inc.*                                                                  2,029
                                                                                              ----------
                                                                                                  15,012
                                                                                              ----------
            PAPER PRODUCTS (0.9%)
    86,751  Neenah Paper, Inc.                                                                     7,851
   182,900  Schweitzer-Mauduit International, Inc.                                                 8,282
                                                                                              ----------
                                                                                                  16,133
                                                                                              ----------
            SPECIALTY CHEMICALS (1.1%)
    13,100  Innospec, Inc.                                                                           940
    89,932  Omnova Solutions, Inc.*                                                                  989
    23,909  Quaker Chemical Corp.                                                                  3,680
   171,662  Sensient Technologies Corp.                                                           12,334
                                                                                              ----------
                                                                                                  17,943
                                                                                              ----------
            STEEL (0.3%)
   137,918  Cleveland-Cliffs, Inc.*                                                                  945
    95,900  Commercial Metals Co.                                                                  2,305
    31,100  Olympic Steel, Inc.                                                                      725
    44,400  Ryerson Holding Corp.*                                                                   444
                                                                                              ----------
                                                                                                   4,419
                                                                                              ----------
            Total Materials                                                                      100,692
                                                                                              ----------

================================================================================

16  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            REAL ESTATE (1.9%)
            ------------------
            REAL ESTATE SERVICES (0.4%)
   188,000  Marcus & Millichap, Inc.*                                                         $    6,138
    25,540  Newmark Group, Inc. "A"*                                                                 424
                                                                                              ----------
                                                                                                   6,562
                                                                                              ----------
            REITs - DIVERSIFIED (0.1%)
    61,500  Select Income REIT                                                                     1,375
                                                                                              ----------
            REITs - HOTEL & RESORT (0.2%)
    69,422  Ashford Hospitality Prime, Inc.                                                          626
    21,600  Chesapeake Lodging Trust                                                                 591
    17,300  RLJ Lodging Trust                                                                        400
   113,100  Xenia Hotels & Resorts, Inc.                                                           2,511
                                                                                              ----------
                                                                                                   4,128
                                                                                              ----------
            REITs - INDUSTRIAL (0.5%)
   340,000  Americold Realty Trust*                                                                6,215
    84,100  STAG Industrial, Inc.                                                                  2,130
                                                                                              ----------
                                                                                                   8,345
                                                                                              ----------
            REITs - OFFICE (0.0%)
    80,200  Cousins Properties, Inc.                                                                 722
                                                                                              ----------
            REITs - RESIDENTIAL (0.0%)
    16,000  Nexpoint Residential Trust, Inc.                                                         424
                                                                                              ----------
            REITs - RETAIL (0.5%)
   342,000  Kite Realty Group Trust                                                                5,766
   264,300  Washington Prime Group, Inc.                                                           1,739
                                                                                              ----------
                                                                                                   7,505
                                                                                              ----------
            REITs - SPECIALIZED (0.2%)
    48,700  InfraREIT, Inc.*                                                                         924
    54,249  QTS Realty Trust, Inc. "A"                                                             2,702
                                                                                              ----------
                                                                                                   3,626
                                                                                              ----------
            Total Real Estate                                                                     32,687
                                                                                              ----------
            TELECOMMUNICATION SERVICES (0.8%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.3%)
    30,320  Cogent Communications Holdings, Inc.                                                   1,368
   318,160  Vonage Holdings Corp.*                                                                 3,560
                                                                                              ----------
                                                                                                   4,928
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    42,900  Boingo Wireless, Inc.*                                                            $    1,040
   262,000  Telephone & Data Systems, Inc.                                                         7,187
                                                                                              ----------
                                                                                                   8,227
                                                                                              ----------
            Total Telecommunication Services                                                      13,155
                                                                                              ----------
            UTILITIES (1.6%)
            ----------------
            ELECTRIC UTILITIES (0.9%)
    16,700  ALLETE, Inc.                                                                           1,210
    72,000  Idacorp, Inc.                                                                          6,212
   170,000  PNM Resources, Inc.                                                                    6,477
    22,000  Portland General Electric Co.                                                            931
                                                                                              ----------
                                                                                                  14,830
                                                                                              ----------
            GAS UTILITIES (0.7%)
   101,978  New Jersey Resources Corp.                                                             3,957
    13,200  ONE Gas, Inc.                                                                            935
   100,153  Spire, Inc.                                                                            6,660
                                                                                              ----------
                                                                                                  11,552
                                                                                              ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
    46,961  Vistra Energy Corp.*                                                                     916
                                                                                              ----------
            Total Utilities                                                                       27,298
                                                                                              ----------
            Total Common Stocks (cost: $1,263,744)                                             1,637,023
                                                                                              ----------

            RIGHTS (0.0%)

            HEALTH CARE (0.0%)
            ------------------
            PHARMACEUTICALS (0.0%)
   133,709  NuPathe, Inc. *(b),(c),(d) (cost: $80)                                                     -
                                                                                              ----------
            Total Equity Securities (cost: $1,263,824)                                         1,637,023
                                                                                              ----------

            MONEY MARKET INSTRUMENTS (2.5%)

            GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.5%)
42,393,709  State Street Institutional Treasury Money Market Fund Premier Class, 1.23%(e)
              (cost: $42,394)                                                                     42,394
                                                                                              ----------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (4.1%)

            GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (4.1%)
 1,497,047  Federated Government Obligations Fund Institutional Class, 1.19%(e)                    1,497
 9,783,507  Goldman Sachs Financial Square Government Fund Institutional Class, 1.21%(e)           9,783
50,000,000  HSBC US Government Money Market Fund Institutional Class, 1.28%(e)                    50,000

================================================================================

18  | USAA SMALL CAP STOCK FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
 6,103,718  Morgan Stanley Institutional Liquidity Funds Government Portfolio
              Institutional Class, 1.21%(e)                                                   $    6,104
 1,878,598  Western Asset Institutional Government Reserves Institutional Class, 1.22%(e)          1,879
                                                                                              ----------
            Total Short-Term Investments Purchased with Cash Collateral from
              Securities Loaned (cost: $69,263)                                                   69,263
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $1,375,481)                                              $1,748,680
                                                                                              ==========

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
ASSETS                                             LEVEL 1       LEVEL 2         LEVEL 3           TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                 $1,637,023            $-              $-      $1,637,023
  Rights                                                 -             -               -               -
Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                              42,394             -               -          42,394
Short-Term Investments Purchased with Cash
  Collateral from Securities Loaned:
  Government & U.S. Treasury Money
    Market Funds                                    69,263             -               -          69,263
--------------------------------------------------------------------------------------------------------
Total                                           $1,748,680            $-              $-      $1,748,680
--------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through January 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.5% of net assets at January 31, 2018.

o  CATEGORIES AND DEFINITIONS

   RIGHTS - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   REITs Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

================================================================================

20  | USAA SMALL CAP STOCK FUND

================================================================================

o  SPECIFIC NOTES

   (a) The security, or a portion thereof, was out on loan as of January 31, 2018.

   (b) Security was fair valued at January 31, 2018, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees (the Board).

   (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board.

   (d) Security was fair valued at Level 3.

   (e) Rate represents the money market fund annualized seven-day yield at January 31, 2018.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including
      securities on loan of $67,643) (cost of $1,375,481)                                     $1,748,680
   Cash                                                                                               19
   Cash denominated in foreign currencies (identified cost of $48)                                    48
   Receivables:
      Capital shares sold                                                                          2,757
      Dividends and interest                                                                         520
      Securities sold                                                                              9,382
      Other                                                                                           65
                                                                                              ----------
         Total assets                                                                          1,761,471
                                                                                              ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                            69,263
      Securities purchased                                                                         5,217
      Capital shares redeemed                                                                        907
   Accrued management fees                                                                         1,026
   Accrued transfer agent's fees                                                                      31
   Other accrued expenses and payables                                                               237
                                                                                              ----------
         Total liabilities                                                                        76,681
                                                                                              ----------
            Net assets applicable to capital shares outstanding                               $1,684,790
                                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                            $1,273,259
   Overdistribution of net investment income                                                      (2,416)
   Accumulated net realized gain on investments                                                   40,748
   Net unrealized appreciation of investments                                                    373,199
                                                                                              ----------
            Net assets applicable to capital shares outstanding                               $1,684,790
                                                                                              ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $711,237/39,528 capital shares
         outstanding, no par value)                                                           $    17.99
                                                                                              ==========
      Institutional Shares (net assets of $973,553/53,666 capital shares
         outstanding, no par value)                                                           $    18.14
                                                                                              ==========

See accompanying notes to financial statements.

================================================================================

22  | USAA SMALL CAP STOCK FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $55)                                             $ 10,406
   Interest                                                                                          239
   Securities lending (net)                                                                          513
                                                                                                --------
      Total income                                                                                11,158
                                                                                                --------
EXPENSES
   Management fees                                                                                 5,777
   Administration and servicing fees:
      Fund Shares                                                                                    514
      Institutional Shares                                                                           467
   Transfer agent's fees:
      Fund Shares                                                                                    556
      Institutional Shares                                                                           467
   Custody and accounting fees:
      Fund Shares                                                                                     51
      Institutional Shares                                                                            74
   Postage:
      Fund Shares                                                                                     30
      Institutional Shares                                                                            20
   Shareholder reporting fees:
      Fund Shares                                                                                     18
      Institutional Shares                                                                             5
   Trustees' fees                                                                                     17
   Registration fees:
      Fund Shares                                                                                     17
      Institutional Shares                                                                            18
   Professional fees                                                                                  67
   Other                                                                                              16
                                                                                                --------
         Total expenses                                                                            8,114
                                                                                                --------
   Expenses paid indirectly:
      Fund Shares                                                                                    (10)
      Institutional Shares                                                                           (13)
                                                                                                --------
         Net expenses                                                                              8,091
                                                                                                --------
NET INVESTMENT INCOME                                                                              3,067
                                                                                                --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on:
      Investments                                                                                 74,805
      Foreign currency transactions                                                                    4
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                                 91,305
      Foreign currency translations                                                                   (1)
                                                                                                --------
         Net realized and unrealized gain                                                        166,113
                                                                                                --------
   Increase in net assets resulting from operations                                             $169,180
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited), and year ended July 31,
2017

--------------------------------------------------------------------------------------------------------

                                                                              1/31/2018        7/31/2017
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                     $    3,067       $    7,275
   Net realized gain on investments                                              74,805          153,428
   Net realized gain (loss) on foreign currency transactions                          4               (1)
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                91,305           25,803
      Foreign currency translations                                                  (1)               2
                                                                             ---------------------------
      Increase in net assets resulting from operations                          169,180          186,507
                                                                             ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                                (2,957)          (1,247)
      Institutional Shares                                                       (5,058)          (3,126)
                                                                             ---------------------------
         Total distributions of net investment income                            (8,015)          (4,373)
                                                                             ---------------------------
   Net realized gains:
      Fund Shares                                                               (67,044)          (6,660)
      Institutional Shares                                                      (89,472)          (9,660)
                                                                             ---------------------------
         Total distributions of net realized gains                             (156,516)         (16,320)
                                                                             ---------------------------
      Distributions to shareholders                                            (164,531)         (20,693)
                                                                             ---------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                                   52,261            5,234
   Institutional Shares                                                          77,151          (90,944)
                                                                             ---------------------------
      Total net increase (decrease) in net assets from
         capital share transactions                                             129,412          (85,710)
                                                                             ---------------------------
   Net increase in net assets                                                   134,061           80,104

NET ASSETS
   Beginning of period                                                        1,550,729        1,470,625
                                                                             ---------------------------
   End of period                                                             $1,684,790       $1,550,729
                                                                             ===========================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of period                                                             $   (2,416)      $    2,532
                                                                             ===========================

See accompanying notes to financial statements.

================================================================================

24  | USAA SMALL CAP STOCK FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Small Cap Stock Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term growth of capital.

The Fund consists of two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded

================================================================================

26  | USAA SMALL CAP STOCK FUND

================================================================================

       equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Repurchase agreements are valued at cost.

    6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

28  | USAA SMALL CAP STOCK FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended January 31, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by

================================================================================

30  | USAA SMALL CAP STOCK FUND

================================================================================

    the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2018, brokerage commission recapture credits reduced the expense of the Fund Shares and Institutional Shares by $10,000 and $13,000, respectively. For the six-month period ended January 31, 2018, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended January 31, 2018, the Fund paid CAPCO facility fees of $6,000, which represents 2.0% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of July 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of January 31, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2018, were $429,204,000 and $56,005,000, respectively, resulting in net unrealized appreciation of $373,199,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2018, were $472,289,000 and $483,760,000, respectively.

================================================================================

32  | USAA SMALL CAP STOCK FUND

================================================================================

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At January 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                     NON-CASH COLLATERAL             CASH COLLATERAL
--------------------------------------------------------------------------------
  $67,643,000(1)                         $-                        $69,263,000
--------------------------------------------------------------------------------

(1)Includes $25,000 of securities on loan that were sold prior to January 31, 2018.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                          SIX-MONTH PERIOD ENDED       YEAR ENDED
                                              JANUARY 31, 2018        JULY 31, 2017
    ------------------------------------------------------------------------------------
                                          SHARES        AMOUNT     SHARES       AMOUNT
                                          ----------------------------------------------
    FUND SHARES:
    Shares sold                            2,488       $ 45,426     6,058      $ 106,001
    Shares issued from
     reinvested dividends                  3,951         69,134       435          7,810
    Shares redeemed                       (3,428)       (62,299)   (6,243)      (108,577)
                                          ----------------------------------------------
    Net increase from capital
      share transactions                   3,011       $ 52,261       250         $5,234
                                          ==============================================
    INSTITUTIONAL SHARES:
    Shares sold                            3,717       $ 67,846     9,526      $ 167,844
    Shares issued from
     reinvested dividends                  5,352         94,513       708         12,787
    Shares redeemed                       (4,555)       (85,208)  (15,335)      (271,575)
                                          ----------------------------------------------
    Net increase (decrease) from
     capital share transactions            4,514       $ 77,151    (5,101)     $ (90,944)
                                          ==============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and

================================================================================

34  | USAA SMALL CAP STOCK FUND

================================================================================

    paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Small-Cap Core Funds Index. The Lipper Small-Cap Core Funds Index tracks the total return performance of funds within the Lipper Small-Cap Core Funds category.

    The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                           ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                        (IN BASIS POINTS)(1)
    ------------------------------------------------------------------
    +/- 100 to 400                              +/- 4
    +/- 401 to 700                              +/- 5
    +/- 701 and greater                         +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Small-Cap Core Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2018, the Fund incurred total management fees, paid or payable to the Manager, of $5,777,000, which included a performance adjustment for the Fund Shares and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    Institutional Shares of $(138,000) and $(156,000), respectively. For the Fund Shares and Institutional Shares, the performance adjustments were (0.04%) and (0.03%), respectively.

B. SUBADVISORY ARRANGEMENT(s) - The Manager has entered into an Investment Subadvisory Agreement with Cambiar Investors, LLC (Cambiar), ClariVest Asset Management LLC (ClariVest), Granahan Investment Management, Inc. (GIMI), and Wellington Management Company LLP (Wellington Management), under which Cambiar, ClariVest, GIMI, and Wellington Management, each direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Cambiar a subadvisory fee in the annual amount of 0.50% of the Fund's average net assets in assets that Cambiar manages. Prior to December 1, 2017, The Manager (not the Fund) paid Cambiar a subadvisory fee in the annual amount of 0.67% of the Fund's average net assets for the first $300 million in assets that Cambiar manages, plus 0.65% of the Fund's average net assets over $300 million that Cambiar manages. For the six-month period ended January 31, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Cambiar of $1,062,000.

    On March 1, 2018, the Board approved termination of the Manager's investment subadvisory agreement with Cambiar. This termination will be effective March 29, 2018.

    The Manager (not the Fund) pays ClariVest a subadvisory fee in the annual amount of 0.48% of the Fund's average net assets for the first $125 million in assets that ClariVest manages; 0.46% of the Fund's average net assets on the next $125 million in assets that ClariVest manages; and 0.44% of the Fund's average net assets over $250 million that ClariVest manages. For the six-month period ended January 31, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to ClariVest of $424,000.

    The Manager (not the Fund) pays GIMI a subadvisory fee in the annual amount of 0.55% of the Fund's average net assets for the first $300 million

================================================================================

36  | USAA SMALL CAP STOCK FUND

================================================================================

    in assets that GIMI manages, plus 0.52% of the Fund's average net assets over $300 million that GIMI manages. For the six-month period ended January 31, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to GIMI of $1,262,000.

    The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.70% of the Fund's average net assets for the first $300 million in assets that Wellington Management manages, plus 0.65% of the Fund's average net assets over $300 million that Wellington Management manages. For the six-month period ended January 31, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Wellington Management of $2,111,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.10% of average net assets of the Funds Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2018, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $514,000 and $467,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2018, the Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2018, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $556,000 and $467,000, respectively.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
-------------------------------------------------------------------------------
Cornerstone Conservative                                               0.2
Cornerstone Equity                                                     0.2
Target Retirement Income                                               0.2
Target Retirement 2020                                                 0.7
Target Retirement 2030                                                 2.0
Target Retirement 2040                                                 2.8
Target Retirement 2050                                                 1.6
Target Retirement 2060                                                 0.2

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

38  | USAA SMALL CAP STOCK FUND

================================================================================

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(10) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                          YEAR ENDED JULY 31,
                              --------------------------------------------------------------------------
                                  2018         2017         2016          2015         2014         2013
                              --------------------------------------------------------------------------
Net asset value at
  beginning of period         $  18.02     $  16.17     $  17.77      $  18.14     $  18.27     $  14.15
                              --------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)                  .02          .08          .02           .02         (.01)         .05
  Net realized and
    unrealized gain (loss)        1.88         1.99         (.22)         1.63         1.62         4.39
                              --------------------------------------------------------------------------
Total from investment
  operations                      1.90         2.07         (.20)         1.65         1.61         4.44
                              --------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.07)        (.03)        (.05)         (.02)           -         (.04)
  Realized capital gains         (1.86)        (.19)       (1.35)        (2.00)       (1.74)        (.28)
                              --------------------------------------------------------------------------
Total distributions              (1.93)        (.22)       (1.40)        (2.02)       (1.74)        (.32)
                              --------------------------------------------------------------------------
Net asset value at
  end of period               $  17.99     $  18.02     $  16.17      $  17.77     $  18.14     $  18.27
                              ==========================================================================
Total return (%)*                10.94        12.81         (.75)         9.67         8.68        31.94
Net assets at
  end of period (000)         $711,237     $658,038     $586,438      $835,256     $709,753     $645,220
Ratios to average
  net assets:**
  Expenses (%)(a)                 1.07(b)      1.09         1.15          1.15         1.14         1.25
  Net investment
    income (loss) (%)              .31(b)       .42          .18           .06         (.03)         .03
Portfolio turnover (%)              30           53           52            45           45           55

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $679,190,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                  (.00%)(+)    (.00%)(+)    (.00%)(+)     (.00%)(+)    (.01%)       (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

40  | USAA SMALL CAP STOCK FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                          YEAR ENDED JULY 31,
                              --------------------------------------------------------------------------
                                  2018         2017         2016          2015         2014         2013
                              --------------------------------------------------------------------------
Net asset value at
  beginning of period         $  18.16     $  16.30     $  17.89      $  18.24     $  18.34     $  14.24
                              --------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .04          .09          .07           .05          .03          .04(a)
  Net realized and
    unrealized gain (loss)        1.90         2.02         (.24)         1.65         1.61         4.46(a)
                              --------------------------------------------------------------------------
Total from investment
  operations                      1.94         2.11         (.17)         1.70         1.64         4.50(a)
                              --------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.10)        (.06)        (.07)         (.05)           -         (.12)
  Realized capital gains         (1.86)        (.19)       (1.35)        (2.00)       (1.74)        (.28)
                              --------------------------------------------------------------------------
Total distributions              (1.96)        (.25)       (1.42)        (2.05)       (1.74)        (.40)
                              --------------------------------------------------------------------------
Net asset value at
  end of period               $  18.14     $  18.16     $  16.30      $  17.89     $  18.24     $  18.34
                              ==========================================================================
Total return (%)*                11.03        12.92         (.55)         9.85         8.81        32.31
Net assets at
  end of period (000)         $973,553     $892,691     $884,187      $676,490     $661,910     $601,624
Ratios to average
  net assets:**
  Expenses (%)(c)                  .95(b)       .97          .99           .99          .99         1.00
  Net investment income (%)        .43(b)       .52          .35           .22          .12          .23
Portfolio turnover (%)              30           53           52            45           45           55

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $926,798,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

EXPENSE EXAMPLE

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2017, through January 31, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

42  | USAA SMALL CAP STOCK FUND

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                           BEGINNING               ENDING                DURING PERIOD*
                                         ACCOUNT VALUE          ACCOUNT VALUE           AUGUST 1, 2017 -
                                         AUGUST 1, 2017        JANUARY 31, 2018         JANUARY 31, 2018
                                         ---------------------------------------------------------------
FUND SHARES
Actual                                      $1,000.00             $1,109.40                  $5.69

Hypothetical
  (5% return before expenses)                1,000.00              1,019.81                   5.45

INSTITUTIONAL SHARES
Actual                                       1,000.00              1,110.30                   5.05

Hypothetical
  (5% return before expenses)                1,000.00              1,020.42                   4.84

*Expenses are equal to the annualized expense ratio of 1.07% for Fund Shares and 0.95% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 10.94% for Fund Shares and 11.03% for Institutional Shares for the six-month period of August 1, 2017, through January 31, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   40053-0318                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

 ==============================================================

       SEMIANNUAL REPORT
       USAA SHORT-TERM BOND FUND
       FUND SHARES (USSBX) o INSTITUTIONAL SHARES (UISBX)
       o ADVISER SHARES (UASBX) o R6 SHARES (URSBX)
       JANUARY 31, 2018

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------
FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

FINANCIAL INFORMATION

    Portfolio of Investments                                                  4

    Notes to Portfolio of Investments                                        29

    Financial Statements                                                     35

    Notes to Financial Statements                                            39

EXPENSE EXAMPLE                                                              59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA SHORT-TERM BOND FUND (THE FUND) SEEKS HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in a broad range of investment-grade debt securities that have a dollar-weighted average portfolio maturity of three years or less. The debt securities in which the Fund may invest include, among others, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. Although the Fund will invest primarily in investment-grade securities, the Fund also may invest up to 10% of its net assets in below investment-grade securities, which are sometimes referred to as high-yield or "junk" bonds. The Fund's 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                       o PORTFOLIO RATINGS MIX - 1/31/18 o

                        [CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        18.4%
AA                                                                          8.2%
A                                                                          24.0%
BBB                                                                        43.1%
BELOW INVESTMENT-GRADE                                                      5.3%
UNRATED                                                                     1.0%

                             [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 4-28.

================================================================================

2  | USAA SHORT-TERM BOND FUND

================================================================================

                         o ASSET ALLOCATION* - 1/31/18 o

                           [CHART OF ASSET ALLOCATION]

CORPORATE OBLIGATIONS                                                      50.7%
EURODOLLAR AND YANKEE OBLIGATIONS                                          13.2%
ASSET-BACKED SECURITIES                                                    10.7%
U.S. TREASURY SECURITIES                                                    7.8%
MUNICIPAL OBLIGATIONS                                                       7.3%
MONEY MARKET INSTRUMENTS                                                    5.4%
COMMERCIAL MORTGAGE SECURITIES                                              2.4%
COLLATERALIZED LOAN OBLIGATIONS                                             1.3%
U.S. GOVERNMENT AGENCY ISSUES                                               1.1%
FOREIGN GOVERNMENT OBLIGATIONS                                              0.7%
PREFERRED STOCKS                                                            0.2%
COLLATERALIZED MORTGAGE OBLIGATIONS                                         0.1%

                             [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

*Does not include short-term investments purchased with cash collateral from securities loaned.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              BONDS (95.3%)

              ASSET-BACKED SECURITIES (10.7%)

              FINANCIALS (10.7%)
              ------------------
              ASSET-BACKED FINANCING (10.7%)
$    10,000   AmeriCredit Automobile Receivables
                Trust 2016-3                                 2.24%            4/08/2022       $    9,896
      3,715   ARL First, LLC 1 mo. LIBOR + 1.75%(a)          3.31(b)         12/15/2042            3,729
     11,500   Avis Budget Rental Car Funding AESOP,
                LLC(a)                                       2.62             9/20/2019           11,507
      7,250   Avis Budget Rental Car Funding
                AESOP, LLC(a)                                2.96             7/20/2020            7,258
      4,188   Avis Budget Rental Car Funding AESOP,
                LLC(a)                                       3.75             7/20/2020            4,195
      3,252   Bank of The West Auto Trust(a)                 1.65             3/16/2020            3,250
     10,000   Bank of The West Auto Trust(a)                 1.66             9/15/2020            9,972
      5,455   Bank of The West Auto Trust(a)                 2.33             9/15/2023            5,367
      4,200   California Republic Auto Receivables Trust     2.30            12/16/2019            4,202
      9,425   California Republic Auto Receivables Trust     2.57            11/16/2020            9,400
      4,576   California Republic Auto Receivables Trust     2.53             6/15/2021            4,560
      2,938   Centre Point Funding, LLC(a)                   2.61             8/20/2021            2,920
      5,954   CIT Education Loan Trust 3 mo. LIBOR +
                0.30%(a)                                     1.97(b)          6/25/2042            5,368
        730   CIT Equipment Collateral(a)                    1.50            10/21/2019              729
      5,500   CNH Equipment Trust                            2.14             8/15/2022            5,479
      1,872   College Loan Corp. Trust 3 mo. LIBOR +
                0.49%                                        2.21(b)          1/15/2037            1,723
      4,054   Collegiate Funding Services Education
                Loan Trust 3 mo. LIBOR + 0.32%               2.01(b)          3/28/2035            3,729
      1,000   Dell Equipment Finance Trust(a)                2.75             9/22/2020            1,002
      1,500   Dell Equipment Finance Trust(a)                2.14             4/22/2022            1,495
      1,000   Dell Equipment Finance Trust(a)                2.95             4/22/2022            1,000
      1,750   Dell Equipment Finance Trust(a)                2.73            10/24/2022            1,736
      4,500   Drive Auto Receivables Trust(a)                2.20             5/15/2020            4,507
      2,935   Drive Auto Receivables Trust                   2.36             3/15/2021            2,934
      2,824   Element Rail Leasing I, LLC(a)                 2.30             4/19/2044            2,813

================================================================================

4  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$     7,000   Element Rail Leasing I, LLC(a)                 3.67%            4/19/2044       $    7,047
      1,955   Enterprise Fleet Financing, LLC(a)             1.59             2/22/2021            1,954
      6,123   Enterprise Fleet Financing, LLC(a)             2.13             7/20/2022            6,114
     10,000   Enterprise Fleet Financing, LLC(a)             2.60             7/20/2022           10,001
      1,615   Enterprise Fleet Financing, LLC(a)             1.97             1/20/2023            1,609
      2,344   Enterprise Fleet Financing, LLC(a)             2.36             5/20/2023            2,316
        833   Exeter Automobile Receivables Trust(a)         3.57             7/15/2019              834
      4,049   Exeter Automobile Receivables Trust(a)         2.05            12/15/2021            4,035
      5,000   Exeter Automobile Receivables Trust(a)         2.75             4/15/2022            5,005
        117   First Investors Auto Owner Trust(a)            1.49             6/15/2020              117
      5,300   GM Financial Consumer Automobile
                Receivables Trust                            2.08             1/19/2021            5,295
     10,500   Hertz Vehicle Financing, LLC(a)                2.96             9/25/2019           10,515
      3,000   Huntington Auto Trust "C"                      2.15             6/15/2021            2,999
      2,679   Iowa Student Loan Liquidity Corp. 3 mo.
                LIBOR + 0.35%                                2.02(b)          9/25/2037            2,433
      5,000   Master Credit Card Trust "A"(a)                2.26             7/21/2021            4,979
      9,500   MMAF Equipment Finance, LLC(a)                 1.93             7/16/2021            9,474
      2,900   MMAF Equipment Finance, LLC(a)                 2.41             8/16/2024            2,852
      1,239   Nelnet Student Loan Trust 3 mo.
                LIBOR + 0.28%                                1.94(b)          9/22/2037            1,155
      2,947   NP SPE II, LLC                                 3.37            10/21/2047            2,889
      8,000   OneMain Direct Auto Receivables Trust(a)       2.55            11/14/2023            7,949
      5,000   Prestige Auto Receivables Trust(a)             2.40             4/15/2021            5,007
      3,000   Prestige Auto Receivables Trust(a)             3.05             4/15/2021            2,995
      2,500   Prestige Auto Receivables Trust(a)             2.39             5/16/2022            2,481
      4,028   Santander Drive Auto Receivables Trust         2.73            10/15/2019            4,036
     12,440   Santander Drive Auto Receivables Trust(a)      4.71             1/15/2021           12,480
      4,000   Santander Drive Auto Receivables Trust         2.66            11/15/2021            4,005
      4,750   Santander Drive Auto Receivables Trust         2.74            12/15/2021            4,765
      5,000   SBA Tower Trust(a)                             2.90            10/15/2044            5,015
      3,069   SCF Equipment Trust, LLC(a)                    3.41            12/20/2023            3,042
      5,000   Securitized Term Auto Receivables Trust(a)     2.21             6/25/2021            4,948
      3,906   Securitized Term Auto Receivables Trust(a)     2.29             3/25/2022            3,852
      5,577   SLC Student Loan Trust 3 mo. LIBOR + 0.30%     2.02(b)          7/15/2036            5,560
      8,000   SLC Student Loan Trust 3 mo. LIBOR + 0.45%     2.17(b)          7/15/2036            7,646
        867   SLM Student Loan Trust 3 mo. LIBOR +0.55%      2.29(b)         10/25/2065              829
      5,000   Suntrust Auto Receivables Trust "B"(a)         2.20             2/15/2021            4,953
      8,000   Suntrust Auto Receivables Trust "C"(a)         2.50             4/15/2021            7,940
      4,565   Synchrony Credit Card Master Note Trust        2.95             5/15/2024            4,521
      6,000   Synchrony Credit Card Master Note Trust "B"    1.94             9/15/2021            5,986
     15,000   Synchrony Credit Card Master Note Trust "C"    2.56             6/15/2023           14,806
      5,000   TCF Auto Receivables Owner Trust(a)            2.55             4/15/2021            4,999
      7,500   TCF Auto Receivables Owner Trust "B"(a)        2.49             4/15/2021            7,486

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$     5,000   TCF Auto Receivables Owner Trust "B"(a)        2.92%           10/17/2022       $    4,921
      3,556   Trinity Rail Leasing, LP(a)                    2.27             1/15/2043            3,486
      1,605   Westlake Automobile Receivables Trust(a)       2.45             1/15/2021            1,605
      5,706   Westlake Automobile Receivables Trust(a)       2.67             5/17/2021            5,703
     10,500   Westlake Automobile Receivables Trust(a)       2.96             1/17/2022           10,503
      3,000   Westlake Automobile Receivables Trust(a)       2.30            10/17/2022            2,996
      5,000   Wheels SPV, LLC(a)                             1.87             5/20/2025            4,956
                                                                                              ----------
              Total Financials                                                                   349,865
                                                                                              ----------
              Total Asset-Backed Securities (cost: $351,214)                                     349,865
                                                                                              ----------

              COLLATERALIZED LOAN OBLIGATIONS (1.3%)

              FINANCIALS (1.3%)
              -----------------
      1,500   American Money Management Corp. 3 mo.
                LIBOR + 1.50%(a)                             3.22(b)         10/15/2028            1,509
      3,000   Annisa Ltd. 3 mo. LIBOR + 1.55%(a)             3.29(b)          7/20/2028            3,014
      1,650   Cent, LP 3 mo. LIBOR + 1.30%(a)                2.68(b)          1/30/2025            1,653
     10,500   Oaktree EIF Ltd. 3 mo. LIBOR + 2.00%(a)        3.74(b)         10/20/2027           10,549
      2,796   Palmer Square Ltd. 3 mo. LIBOR + 0.97%(a)      2.39(b)          5/15/2025            2,800
     10,000   Race Point Ltd. 3 mo. LIBOR + 1.60%(a)         3.35(b)          7/25/2028           10,037
      4,000   Teachers Insurance and Annuity Association of
                America 3 mo. LIBOR + 1.70%(a)               3.44(b)          7/20/2028            4,020
      2,500   Teachers Insurance and Annuity Association of
                America 3 mo. LIBOR + 1.28%(a)               3.02(b)          4/20/2029            2,516
      3,250   Trinitas Ltd. 3 mo. LIBOR + 1.70%              3.45(b)         10/25/2028            3,272
      5,000   Trinitas Ltd. 3 mo. LIBOR + 1.32%(a)           3.07(b)          7/25/2029            5,020
                                                                                              ----------
              Total Financials                                                                    44,390
                                                                                              ----------
              Total Collateralized Loan Obligations (cost: $44,189)                               44,390
                                                                                              ----------

              COLLATERALIZED MORTGAGE OBLIGATION (0.1%)

              FINANCIALS (0.1%)
              -----------------
      3,055   Sequoia Mortgage Trust(a) (cost: $3,097)       3.00(c)          5/25/2043            2,989
                                                                                              ----------

              COMMERCIAL MORTGAGE SECURITIES (2.4%)

              FINANCIALS (2.4%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (1.4%)
      2,866   Banc of America Commercial Mortgage, Inc.      6.12(c)          2/10/2051            2,863
      2,495   Citigroup Commercial Mortgage Trust            2.63(c)          9/10/2045            2,499
      4,300   Commercial Mortgage Trust1 mo.
                LIBOR + 1.60%(a)                             3.15(b)          2/13/2032            4,319
      2,898   Commercial Mortgage Trust                      5.79(c)          7/10/2038            2,902
        734   Freddie Mac(+)                                 1.56(c)         10/25/2018              733
      3,637   Freddie Mac(+)                                 1.78(c)         10/25/2020            3,611
      8,000   Freddie Mac(+)                                 2.71(c)          6/25/2022            8,011

================================================================================

6  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$     4,730   GS Mortgage Securities Trust                   3.42%(c)        10/10/2032       $    4,727
      5,000   GS Mortgage Securities Trust(a)                2.85(c)          5/10/2034            4,943
      1,554   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.(a)                          4.11(c)          7/15/2046            1,557
      1,973   LSTAR Commercial Mortgage Trust(a)             2.42(c)          3/10/2050            1,955
      1,315   Morgan Stanley Capital I, Inc.                 5.27(c)         10/12/2052            1,314
      7,160   UBS-Barclays Commercial Mortgage Trust         2.73(c)          8/10/2049            7,208
                                                                                              ----------
                                                                                                  46,642
                                                                                              ----------

              INTEREST-ONLY COMMERCIAL MORTGAGE BACKED SECURITIES (1.0%)
     62,947   Commercial Mortgage Trust, acquired
                8/09/2012-8/27/2012; cost $8,086(d)          1.66(c)          8/15/2045            3,864
     62,646   Commercial Mortgage Trust, acquired
                11/06/2012; cost $8,398(d)                   1.80(c)         10/15/2045            3,904
     69,047   Fannie Mae(+)                                  0.73(c)          5/25/2022            1,631
     70,502   Fannie Mae(+)                                  0.63(c)          8/25/2022            1,566
     35,741   Freddie Mac(+)                                 1.73(c)          5/25/2019              585
     97,810   Freddie Mac(+)                                 1.68(c)          7/25/2019            1,648
     69,507   Freddie Mac(+)                                 1.27(c)          8/25/2022            3,309
     27,706   GS Mortgage Securities Trust, acquired
                5/18/2012; cost $4,233(d)                    2.22(c)          5/10/2045            1,655
     24,082   GS Mortgage Securities Trust, acquired
                11/16/2012; cost $3,715(d)                   1.97(c)         11/10/2045            1,856
     24,772   JPMorgan Chase & Co., acquired
                9/28/2012; cost $3,382(d)                    1.80(c)         10/15/2045            1,632
     23,997   Morgan Stanley-BAML Trust, acquired
                10/05/2012; cost $3,118(a),(d)               1.63(c)         11/15/2045            1,445
     92,689   UBS Commercial Mortgage Trust, acquired
                5/01/2012-11/01/2016; cost $11,670(a),(d)    2.08(c)          5/10/2045            6,540
     26,864   UBS-Barclays Commercial Mortgage Trust,
                acquired 9/14/2012; cost $3,828(a),(d)       1.89(c)          8/10/2049            1,912
     27,411   WF Commercial Mortgage Trust, acquired
                9/21/2012; cost $3,802(a),(d)                1.80(c)         10/15/2045            1,846
                                                                                              ----------
                                                                                                  33,393
                                                                                              ----------
              Total Financials                                                                    80,035
                                                                                              ----------
              Total Commercial Mortgage Securities (cost: $70,659)                                80,035
                                                                                              ----------

              CORPORATE OBLIGATIONS (50.7%)

              CONSUMER DISCRETIONARY (3.8%)
              -----------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
      1,101   Phillips-Van Heusen Corporation 1 mo.
                LIBOR + 1.50%(e)                             3.06             2/13/2019            1,101
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              AUTOMOBILE MANUFACTURERS (0.1%)
$     5,000   Hyundai Capital America(a)                     2.75%            9/18/2020       $    4,954
                                                                                              ----------
              BROADCASTING (0.1%)
      2,500   Discovery Communications, LLC                  2.20             9/20/2019            2,479
                                                                                              ----------
              CABLE & SATELLITE (1.0%)
     18,000   Charter Communications Operating, LLC /
                Charter Communications Operating
                Capital Corp.                                3.58             7/23/2020           18,240
     15,000   NBCUniversal Enterprise 3 mo. LIBOR +0.685%(a) 2.40(b)          4/15/2018           15,020
                                                                                              ----------
                                                                                                  33,260
                                                                                              ----------
              CASINOS & GAMING (0.3%)
      9,651   Las Vegas Sands, LLC 1 mo. LIBOR + 2.00%(e)    3.57             3/29/2024            9,741
                                                                                              ----------
              DEPARTMENT STORES (0.7%)
     24,020   JC Penney Corp., Inc.(f)                       5.75             2/15/2018           24,080
                                                                                              ----------
              HOMEBUILDING (0.5%)
     10,000   Lennar Corp.(a)                                2.95            11/29/2020            9,925
      5,000   Toll Brothers Finance Corp.                    4.00            12/31/2018            5,070
                                                                                              ----------
                                                                                                  14,995
                                                                                              ----------
              INTERNET & DIRECT MARKETING RETAIL (0.1%)
      3,000   QVC, Inc.                                      3.13             4/01/2019            3,006
                                                                                              ----------
              LEISURE PRODUCTS (0.3%)
      9,465   Mattel, Inc.                                   1.70             3/15/2018            9,493
                                                                                              ----------
              MOVIES & ENTERTAINMENT (0.1%)
      4,728   Regal Cinemas Corp. 1 mo. LIBOR + 2.00%(e)     3.57             4/01/2022            4,738
                                                                                              ----------
              RESTAURANTS (0.2%)
      5,643   Aramark Services, Inc. 1 mo. LIBOR + 2.00%(e)  3.58             3/28/2024            5,694
      1,166   Aramark Services, Inc. 1 mo. LIBOR +2.00%(e)   3.57             3/11/2025            1,178
                                                                                              ----------
                                                                                                   6,872
                                                                                              ----------
              SPECIALTY STORES (0.2%)
      6,894   Petsmart, Inc. 3 mo. LIBOR + 3.00%(e)          4.57             3/11/2022            5,612
                                                                                              ----------
              TIRES & RUBBER (0.2%)
      5,000   Goodyear Tire & Rubber Co. 3 mo.
                LIBOR + 2.00%(e)                             3.56             4/30/2019            5,025
                                                                                              ----------
              Total Consumer Discretionary                                                       125,356
                                                                                              ----------
              CONSUMER STAPLES (4.0%)
              -----------------------
              BREWERS (0.1%)
      5,000   Molson Coors Brewing Co.                       2.10             7/15/2021            4,858
                                                                                              ----------
              DISTILLERS & VINTNERS (0.4%)
      2,600   Constellation Brands, Inc.                     2.70             5/09/2022            2,557

================================================================================

8  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$     7,896   Constellation Brands, Inc.                     2.65%           11/07/2022       $    7,700
      3,000   Constellation Brands, Inc.(g)                  3.20             2/15/2023            3,000
                                                                                              ----------
                                                                                                  13,257
                                                                                              ----------
              DRUG RETAIL (0.4%)
      5,000   CVS Health Corp.                               2.13             6/01/2021            4,857
      8,000   Walgreens Boots Alliance, Inc.                 2.70            11/18/2019            8,018
                                                                                              ----------
                                                                                                  12,875
                                                                                              ----------
              HOUSEHOLD PRODUCTS (0.3%)
     10,000   Church & Dwight Co., Inc.                      2.45            12/15/2019            9,988
                                                                                              ----------
              PACKAGED FOODS & MEATS (2.2%)
      7,940   JBS USA, LLC 3 mo. LIBOR + 2.50%(e)            4.10            10/30/2022            7,896
      5,000   JM Smucker Co.                                 2.50             3/15/2020            4,995
     10,000   Keurig Green Mountain, Inc.(e),(g),(h)         0.00             3/03/2021            9,981
     15,000   Kraft Heinz Foods Co.                          2.00             7/02/2018           14,984
     15,000   Kraft Heinz Foods Co.(a)                       4.88             2/15/2025           15,781
     10,000   McCormick & Co., Inc.                          2.70             8/15/2022            9,859
      5,000   Mead Johnson Nutrition Co.                     3.00            11/15/2020            5,042
      2,605   Tyson Foods, Inc.                              4.50             6/15/2022            2,755
                                                                                              ----------
                                                                                                  71,293
                                                                                              ----------
              TOBACCO (0.6%)
     10,000   Philip Morris International, Inc.              2.62             2/18/2022            9,897
     10,000   Reynolds American, Inc.                        2.30             6/12/2018           10,010
                                                                                              ----------
                                                                                                  19,907
                                                                                              ----------
              Total Consumer Staples                                                             132,178
                                                                                              ----------
              ENERGY (5.1%)
              -------------
              OIL & GAS DRILLING (0.1%)
      5,000   Noble Holding International Ltd.               5.75             3/16/2018            5,019
                                                                                              ----------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
      3,215   Weatherford International, Ltd.                5.12             9/15/2020            3,311
                                                                                              ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      5,000   Devon Energy Corp.                             4.00             7/15/2021            5,159
                                                                                              ----------
              OIL & GAS REFINING & MARKETING (0.4%)
      3,180   EnLink Midstream Partners, LP                  2.70             4/01/2019            3,171
      5,105   Tesoro Corp.                                   5.37            10/01/2022            5,267
      5,000   Tesoro Corp.                                   5.13             4/01/2024            5,239
                                                                                              ----------
                                                                                                  13,677
                                                                                              ----------
              OIL & GAS STORAGE & TRANSPORTATION (4.3%)
        271   Alliance Pipeline, LP(a)                       7.00            12/31/2019              278

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$     5,000   Andeavor Logistics, LP / Tesoro Logistics
                Finance Corp.                                5.50%           10/15/2019       $    5,205
      5,691   Andeavor Logistics, LP / Tesoro Logistics
                Finance Corp.                                3.50            12/01/2022            5,695
      5,040   Boardwalk Pipelines, LLC                       5.75             9/15/2019            5,264
      4,000   Cheniere Energy Partners, LP 1 mo.
                LIBOR + 2.25%(e)                             3.82             2/25/2020            4,003
      5,000   Columbia Pipeline Group, Inc.                  2.45             6/01/2018            5,006
     10,000   Columbia Pipeline Group, Inc.                  3.30             6/01/2020           10,102
      5,000   DCP Midstream Operating LP(a)                  5.35             3/15/2020            5,225
      5,000   DCP Midstream Operating LP(a)                  4.75             9/30/2021            5,227
      9,306   Enable Oklahoma Intrastate Transmission,
                LLC(a)                                       6.25             3/15/2020            9,853
      2,000   Enbridge Energy Partners, LP                   9.87             3/01/2019            2,150
      5,000   Energy Transfer Partners, LP                   2.50             6/15/2018            5,007
      1,000   Energy Transfer Partners, LP                   9.70             3/15/2019            1,077
      5,000   Energy Transfer Partners, LP                   4.15            10/01/2020            5,147
      7,000   Enterprise Products Operating, LLC             2.55            10/15/2019            7,007
     12,000   Enterprise Products Operating, LLC 3 mo.
                LIBOR + 2.68%                                7.03(b)          1/15/2068           12,135
     16,968   NuStar Logistics, LP                           8.40             4/15/2018           17,180
      5,000   ONEOK Partners, LP                             3.80             3/15/2020            5,084
     10,000   Plains All American Pipeline, LP / PAA
                Finance Corp.                                2.60            12/15/2019            9,923
      4,895   Rockies Express Pipeline, LLC(a)               5.63             4/15/2020            5,164
      4,700   Sabine Pass Liquefaction, LLC                  5.63             2/01/2021            5,009
     10,596   Western Gas Partners, LP                       2.60             8/15/2018           10,604
                                                                                              ----------
                                                                                                 141,345
                                                                                              ----------
              Total Energy                                                                       168,511
                                                                                              ----------
              FINANCIALS (14.4%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
     10,000   FS Investment Corp.                            4.00             7/15/2019           10,072
      5,000   State Street Corp.                             1.35             5/15/2018            4,993
                                                                                              ----------
                                                                                                  15,065
                                                                                              ----------
              CONSUMER FINANCE (1.1%)
      5,000   Ally Financial, Inc.                           3.60             5/21/2018            5,021
      5,643   Capital One Bank, N.A.                         8.80             7/15/2019            6,118
      5,000   Capital One Financial Corp.                    2.50             5/12/2020            4,968
      5,000   Capital One Financial Corp.                    3.05             3/09/2022            4,978
      5,000   Discover Bank                                  3.10             6/04/2020            5,031
     10,000   Synchrony Financial                            2.60             1/15/2019           10,024
                                                                                              ----------
                                                                                                  36,140
                                                                                              ----------

================================================================================

10  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (2.7%)
$     3,000   Bank of America Corp.                          2.15%           11/09/2020       $    2,961
     10,000   Bank of America Corp.                          5.00             5/13/2021           10,694
      5,000   Bank of America Corp. 3 mo. LIBOR + 0.66%      2.37(b)          7/21/2021            4,966
      5,000   Bank of America Corp.(i)                       2.33            10/01/2021            4,945
      5,000   Bank of America Corp. 3 mo. LIBOR + 1.16%      3.12(b)          1/20/2023            5,013
      5,000   Citigroup, Inc.(i),(j)                         3.14             1/24/2023            5,006
     15,000   Citizens Bank, N.A.                            2.55             5/13/2021           14,858
     10,000   Comerica Bank                                  2.50             6/02/2020            9,954
      5,000   JPMorgan Chase & Co. 3 mo. LIBOR + 0.935%      2.78(b)          4/25/2023            4,936
     10,000   U.S. Bank, N.A.(j)                             2.85             1/23/2023            9,949
     10,000   Wells Fargo & Co.                              3.07             1/24/2023           10,012
      5,000   Wells Fargo Bank, N.A.(j)                      2.60             1/15/2021            4,985
                                                                                              ----------
                                                                                                  88,279
                                                                                              ----------
              FINANCIAL EXCHANGES & DATA (0.3%)
      5,000   Moody's Corp.                                  2.75            12/15/2021            4,970
      5,000   S&P Global, Inc.                               2.50             8/15/2018            5,012
                                                                                              ----------
                                                                                                   9,982
                                                                                              ----------
              LIFE & HEALTH INSURANCE (1.6%)
      5,000   MetLife Global Funding I(a)                    3.65             6/14/2018            5,032
     20,000   New York Life Global Funding(a)                1.30             4/27/2018           19,960
     16,400   Nuveen Finance, LLC(a)                         2.95            11/01/2019           16,509
      5,000   Reliance Standard Life Global Funding(a)       2.15            10/15/2018            5,001
      5,366   StanCorp Financial Group, Inc.                 5.00             8/15/2022            5,686
                                                                                              ----------
                                                                                                  52,188
                                                                                              ----------
              MULTI-LINE INSURANCE (0.3%)
      9,000   MassMutual Global Funding(a)                   2.10             8/02/2018            9,010
                                                                                              ----------
              MULTI-SECTOR HOLDINGS (0.2%)
      5,000   Berkshire Hathaway, Inc.                       2.20             3/15/2021            4,945
                                                                                              ----------
              PROPERTY & CASUALTY INSURANCE (1.0%)
     12,000   Allstate Corp. 3 mo. LIBOR + 1.935%            3.35(b)          5/15/2067           11,880
     22,016   Chubb Corp. 3 mo. LIBOR + 2.25%                3.97(b)          3/29/2067           21,988
                                                                                              ----------
                                                                                                  33,868
                                                                                              ----------
              REGIONAL BANKS (6.3%)
      8,000   Allfirst Preferred Capital Trust 3 mo.
                LIBOR + 1.50%                                3.22(b)          7/15/2029            7,761
     13,000   Associated Banc-Corp.                          2.75            11/15/2019           12,992
      8,000   BB&T Corp. 3 mo. LIBOR + 0.86%                 2.45(b)          6/15/2018            8,017
     10,200   Cadence BanCorp(a)                             4.87             6/28/2019           10,407
      5,000   Citizens Financial Group, Inc. 3 mo.
                LIBOR + 3.558%                               5.16(b)          6/29/2023            5,063

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$     2,000   City National Bank of Los Angeles              5.37%            7/15/2022       $    2,161
      5,000   Compass Bank                                   2.75             9/29/2019            5,003
      2,874   Compass Bank                                   5.50             4/01/2020            3,007
      3,750   Compass Bank                                   2.87             6/29/2022            3,679
      3,806   Fifth Third Bancorp                            4.50             6/01/2018            3,837
      5,000   First Niagara Financial Group, Inc.            6.75             3/19/2020            5,420
     15,000   First Republic Bank                            2.38             6/17/2019           14,940
      9,750   Fulton Financial Corp.                         3.60             3/16/2022            9,665
      5,000   Huntington National Bank                       2.38             3/10/2020            4,975
      5,000   KeyBank, N.A.                                  2.30             9/14/2022            4,841
      5,000   Manufacturers & Traders Trust Co.              2.05             8/17/2020            4,934
     10,000   MUFG Americas Holdings Corp.                   2.25             2/10/2020            9,911
      5,000   MUFG Union Bank, NA                            2.63             9/26/2018            5,015
      9,500   People's United Financial, Inc.                3.65            12/06/2022            9,662
     15,000   PNC Bank, N.A.                                 2.62             2/17/2022           14,866
      3,145   Regions Bank                                   7.50             5/15/2018            3,194
     10,000   Regions Bank                                   2.25             9/14/2018           10,007
      5,000   Regions Bank(j)                                2.75             4/01/2021            4,997
     10,000   Regions Financial Corp.                        3.20             2/08/2021           10,088
      2,845   Santander Holdings USA, Inc.                   3.45             8/27/2018            2,862
     15,000   Santander Holdings USA, Inc.(a)                3.70             3/28/2022           15,165
     10,000   SunTrust Bank(g)                               3.00             2/02/2023            9,964
      5,000   SunTrust Banks, Inc.                           2.90             3/03/2021            5,011
                                                                                              ----------
                                                                                                 207,444
                                                                                              ----------
              REITs - HEALTH CARE (0.1%)
      1,890   Senior Housing Properties Trust                6.75            12/15/2021            2,070
                                                                                              ----------
              REITs - MORTGAGE (0.0%)
      1,250   Starwood Property Trust, Inc.(a),(j)           3.63             2/01/2021            1,255
                                                                                              ----------
              THRIFTS & MORTGAGE FINANCE (0.3%)
     10,000   Astoria Financial Corp.                        3.50             6/08/2020           10,039
                                                                                              ----------
              Total Financials                                                                   470,285
                                                                                              ----------
              HEALTH CARE (4.7%)
              ------------------
              BIOTECHNOLOGY (1.3%)
     10,000   AbbVie, Inc.                                   1.80             5/14/2018            9,999
     10,000   AbbVie, Inc.                                   2.30             5/14/2021            9,835
      5,000   Amgen, Inc.                                    2.25             8/19/2023            4,780
      8,000   Baxalta, Inc.                                  2.00             6/22/2018            7,993
     10,000   Celgene Corp.                                  2.75             2/15/2023            9,774
                                                                                              ----------
                                                                                                  42,381
                                                                                              ----------
              HEALTH CARE EQUIPMENT (0.5%)
      8,300   Becton Dickinson & Co.                         2.40             6/05/2020            8,220

================================================================================

12  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$     4,500   Medtronic, Inc.                                2.50%            3/15/2020       $    4,503
      3,794   Zimmer Holdings, Inc. 1 mo. LIBOR + 1.375%(e)  2.95             5/29/2019            3,789
                                                                                              ----------
                                                                                                  16,512
                                                                                              ----------
              HEALTH CARE FACILITIES (0.4%)
     10,000   HCA, Inc.                                      6.50             2/15/2020           10,687
      1,000   Orlando Health(g)                              2.28            10/01/2018            1,000
        750   Orlando Health(g)                              2.72            10/01/2019              750
                                                                                              ----------
                                                                                                  12,437
                                                                                              ----------
              HEALTH CARE SERVICES (1.0%)
      5,000   Express Scripts Holding Co.                    3.00             7/15/2023            4,904
     15,903   Express Scripts, Inc. 3 mo.
                LIBOR + 1.125%(e),(g)                        2.69             4/28/2020           15,933
     10,200   Laboratory Corp. of America Holdings           3.20             2/01/2022           10,263
                                                                                              ----------
                                                                                                  31,100
                                                                                              ----------
              PHARMACEUTICALS (1.5%)
      5,000   Allergan Funding SCS                           2.35             3/12/2018            5,003
      5,000   Allergan Funding SCS                           3.00             3/12/2020            5,022
     10,000   Mallinckrodt International Finance S.A.        3.50             4/15/2018           10,013
      7,000   Mylan NV                                       3.00            12/15/2018            7,033
      5,000   Mylan NV                                       2.50             6/07/2019            4,982
      5,000   Shire Acquisitions Investments Ireland
                Designated Activity Co.                      1.90             9/23/2019            4,937
      5,000   Teva Pharmaceuticals USA Inc.(e),(g),(h)       0.00            11/16/2018            4,988
      8,135   Zoetis, Inc.                                   3.25             2/01/2023            8,176
                                                                                              ----------
                                                                                                  50,154
                                                                                              ----------
              Total Health Care                                                                  152,584
                                                                                              ----------
              INDUSTRIALS (4.7%)
              ------------------
              AEROSPACE & DEFENSE (0.7%)
      4,984   Arconic, Inc.                                  6.15             8/15/2020            5,352
      4,000   Arconic, Inc.                                  5.40             4/15/2021            4,246
      5,000   Harris Corp.                                   2.70             4/27/2020            4,989
      3,630   Rockwell Collins, Inc.(e),(g),(h)              0.00            12/16/2019            3,636
      2,245   TransDigm, Inc. 1 mo. LIBOR + 2.75%(e)         4.33             6/09/2023            2,268
      1,171   TransDigm, Inc. 3 mo. LIBOR + 2.75%(e)         4.44             6/09/2023            1,183
                                                                                              ----------
                                                                                                  21,674
                                                                                              ----------
              AIR FREIGHT & LOGISTICS (0.2%)
      5,000   FedEx Corp.                                    2.30             2/01/2020            4,979
        645   FedEx Corp. Pass-Through Trust                 6.85             7/15/2020              671
                                                                                              ----------
                                                                                                   5,650
                                                                                              ----------
              AIRLINES (1.5%)
      5,165   American Airlines 2014-1 Class B
                Pass-Through Trust                           4.38             4/01/2024            5,252

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$     4,186   American Airlines 2015-2 Class B
                Pass-Through Trust                           4.40%            3/22/2025       $    4,267
      4,802   American Airlines, Inc. 1 mo.
                LIBOR + 2.00%(e)                             3.56            12/14/2023            4,824
      2,300   Continental Airlines, Inc. Pass-Through Trust  6.12             4/29/2018            2,320
      8,927   Continental Airlines, Inc. Pass-Through Trust  5.50             4/29/2022            9,328
     10,000   Delta Air Lines, Inc.                          2.88             3/13/2020           10,008
      3,626   United Airlines, Inc. Pass-Through Trust       5.37             2/15/2023            3,783
      1,274   United Airlines, Inc. Pass-Through Trust       4.63             3/03/2024            1,314
        549   US Airways Group, Inc. Pass-Through Trust
                (INS - MBIA Insurance Corp.)                 7.08             9/20/2022              588
      5,709   US Airways Group, Inc. Pass-Through Trust      5.37             5/15/2023            5,979
                                                                                              ----------
                                                                                                  47,663
                                                                                              ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
      9,677   Terex Corp. 3 mo. LIBOR + 2.25%(e)             3.94             1/31/2024            9,759
                                                                                              ----------
              INDUSTRIAL MACHINERY (0.4%)
      3,000   CNH Industrial Capital, LLC                    3.62             4/15/2018            3,011
      4,583   CNH Industrial Capital, LLC                    3.38             7/15/2019            4,632
      5,000   Fortive Corp.                                  1.80             6/15/2019            4,953
                                                                                              ----------
                                                                                                  12,596
                                                                                              ----------
              TRADING COMPANIES & DISTRIBUTORS (0.6%)
      5,000   Air Lease Corp.                                2.13             1/15/2020            4,953
      2,554   International Lease Finance Corp.              3.87             4/15/2018            2,564
     13,000   International Lease Finance Corp.(a)           7.12             9/01/2018           13,358
                                                                                              ----------
                                                                                                  20,875
                                                                                              ----------
              TRUCKING (1.0%)
      4,970   Penske Truck Leasing Co., LP / PTL
                Finance Corp.(a)                             3.37             3/15/2018            4,980
     14,000   Penske Truck Leasing Co., LP / PTL
                Finance Corp.(a)                             2.88             7/17/2018           14,045
      1,266   Ryder System, Inc.                             2.50             5/11/2020            1,261
      4,500   Ryder System, Inc.                             2.25             9/01/2021            4,401
      5,000   Ryder System, Inc.                             2.80             3/01/2022            4,945
      5,000   Ryder System, Inc.                             2.50             9/01/2022            4,880
                                                                                              ----------
                                                                                                  34,512
                                                                                              ----------
              Total Industrials                                                                  152,729
                                                                                              ----------
              INFORMATION TECHNOLOGY (3.2%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.3%)
     10,000   Hughes Satellite Systems Corp.                 6.50             6/15/2019           10,500
                                                                                              ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
     10,000   Total System Services, Inc.                    2.38             6/01/2018           10,010
                                                                                              ----------

================================================================================

14  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              ELECTRONIC COMPONENTS (0.2%)
$     5,000   Amphenol Corp.                                 2.55%            1/30/2019       $    5,015
                                                                                              ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      5,000   FLIR Systems, Inc.                             3.12             6/15/2021            4,997
                                                                                              ----------
              ELECTRONIC MANUFACTURING SERVICES (0.5%)
     16,892   Molex Electronics Technologies, LLC(a)         2.88             4/15/2020           16,854
                                                                                              ----------
              SEMICONDUCTORS (0.5%)
      6,120   Analog Devices, Inc. 3 mo. LIBOR + 1.125%(e)   2.69             9/23/2019            6,128
     10,000   Broadcom Corp. & Broadcom Cayman
                Finance Ltd.(a)                              2.37             1/15/2020            9,901
                                                                                              ----------
                                                                                                  16,029
                                                                                              ----------
              SYSTEMS SOFTWARE (0.7%)
      5,000   Oracle Corp.                                   2.40             9/15/2023            4,847
     12,398   Symantec Corp. 3 mo. LIBOR +1.50%(e)           2.94             7/28/2019           12,411
      5,000   VMware, Inc.                                   2.95             8/21/2022            4,835
                                                                                              ----------
                                                                                                  22,093
                                                                                              ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.6%)
      5,000   Dell International LLC / EMC Corp.(a)          3.48             6/01/2019            5,046
     13,207   Dell, Inc. 3 mo. LIBOR + 1.50%(e)              3.08            12/31/2018           13,211
                                                                                              ----------
                                                                                                  18,257
                                                                                              ----------
              Total Information Technology                                                       103,755
                                                                                              ----------
              MATERIALS (1.4%)
              ----------------
              COMMODITY CHEMICALS (0.5%)
     15,903   Westlake Chemical Corp.                        4.62             2/15/2021           16,380
                                                                                              ----------
              COPPER (0.1%)
      2,000   Freeport-McMoRan, Inc.                         3.10             3/15/2020            2,008
                                                                                              ----------
              DIVERSIFIED CHEMICALS (0.3%)
      5,000   CF Industries, Inc.(a)                         3.40            12/01/2021            5,050
      5,555   Ei Du Pont De Nemours                          2.20             5/01/2020            5,524
                                                                                              ----------
                                                                                                  10,574
                                                                                              ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
      5,000   Mosaic Co.                                     3.25            11/15/2022            4,978
                                                                                              ----------
              PAPER PACKAGING (0.2%)
      5,000   Packaging Corp. of America                     2.45            12/15/2020            4,978
                                                                                              ----------
              SPECIALTY CHEMICALS (0.1%)
      5,000   Sherwin-Williams Co.                           2.75             6/01/2022            4,920
                                                                                              ----------
              STEEL (0.1%)
      2,000   Carpenter Technology Corp.                     5.20             7/15/2021            2,067
                                                                                              ----------
              Total Materials                                                                     45,905
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              MUNICIPAL (0.0%)
              ----------------
              COMMUNITY SERVICE (0.0%)
$     1,650   Art Institute of Chicago                       2.48%            3/01/2019       $    1,640
                                                                                              ----------
              REAL ESTATE (2.4%)
              ------------------
              REITs - DIVERSIFIED (0.3%)
      5,750   Select Income REIT                             3.60             2/01/2020            5,762
      2,122   VEREIT Operating Partnership, LP               3.00             2/06/2019            2,134
                                                                                              ----------
                                                                                                   7,896
                                                                                              ----------
              REITs - HEALTH CARE (0.8%)
      2,950   Nationwide Health Properties, Inc.             6.90            10/01/2037            3,812
     12,686   Sabra Health Care Ltd. 1 wk.
               LIBOR + 1.45%(e),(g)                          3.02             8/17/2020           12,607
      5,000   Senior Housing Properties Trust                3.25             5/01/2019            5,015
      3,000   Ventas Realty, LP / Ventas Capital Corp.       4.00             4/30/2019            3,046
      2,505   Welltower, Inc.                                4.12             4/01/2019            2,543
                                                                                              ----------
                                                                                                  27,023
                                                                                              ----------
              REITs - OFFICE (0.2%)
      2,222   SL Green Operating Partnership, LP             3.25            10/15/2022            2,198
      5,000   SL Green Realty Corp.                          4.50            12/01/2022            5,198
                                                                                              ----------
                                                                                                   7,396
                                                                                              ----------
              REITs - RETAIL (0.3%)
     10,000   Realty Income Corp.                            3.25            10/15/2022           10,047
                                                                                              ----------
              REITs - SPECIALIZED (0.8%)
     10,000   American Tower Corp.                           3.40             2/15/2019           10,088
      5,000   Healthcare Trust of America Holdings, LP       2.95             7/01/2022            4,935
      8,000   Sabra Health Care LP / Sabra Capital Corp.     5.38             6/01/2023            8,220
      3,901   Uniti Group, LP 1 mo. LIBOR + 3.00%(e)         4.57            10/24/2022            3,767
                                                                                              ----------
                                                                                                  27,010
                                                                                              ----------
              Total Real Estate                                                                   79,372
                                                                                              ----------
              TELECOMMUNICATION SERVICES (2.8%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.1%)
      3,600   CenturyLink, Inc.                              6.45             6/15/2021            3,676
                                                                                              ----------
              INTEGRATED TELECOMMUNICATION SERVICES (1.7%)
     25,000   AT&T, Inc.                                     2.45             6/30/2020           24,860
     10,000   AT&T, Inc.                                     3.20             3/01/2022           10,034
      5,000   Centel Capital Corp.                           9.00            10/15/2019            5,405
      5,000   Frontier Communications Corp.(f)               8.12            10/01/2018            5,113

================================================================================

16  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$    10,000   Verizon Communications, Inc.                   3.13%            3/16/2022       $   10,035
                                                                                              ----------
                                                                                                  55,447
                                                                                              ----------
              WIRELESS TELECOMMUNICATION SERVICES (1.0%)
     11,645   Grain Spectrum Funding, LLC(a)                 4.00            10/10/2033           11,686
     14,625   Sprint Spectrum Co., LLC/Sprint Spectrum
                Co. II, LLC / Sprint Spectrum Co.(a)         3.36             3/20/2023           14,717
      5,000   T-Mobile USA, Inc.                             6.50             1/15/2024            5,325
                                                                                              ----------
                                                                                                  31,728
                                                                                              ----------
              Total Telecommunication Services                                                    90,851
                                                                                              ----------
              UTILITIES (4.2%)
              ----------------
              ELECTRIC UTILITIES (2.5%)
      9,167   AEP Texas, Inc.(j)                             2.40            10/01/2022            8,913
      8,000   Duke Energy Corp.                              2.10             6/15/2018            8,004
      5,000   Duke Energy Corp.                              2.40             8/15/2022            4,863
      2,600   Eversource Energy                              2.75             3/15/2022            2,575
     10,000   Exelon Generation Co., LLC                     2.95             1/15/2020           10,056
      5,000   Georgia Power Co.                              2.00             9/08/2020            4,940
      8,496   IPALCO Enterprises, Inc.                       3.45             7/15/2020            8,581
      7,143   ITC Holdings Corp.(a)                          2.70            11/15/2022            7,056
      4,299   Sierra Pacific Power Co.(j)                    3.37             8/15/2023            4,367
      5,000   Southern Co.                                   1.85             7/01/2019            4,961
     10,000   Southern Co. Gas Capital Corp.                 2.45            10/01/2023            9,638
      3,630   System Energy Resources, Inc.                  4.10             4/01/2023            3,735
      5,000   Virginia Electric & Power Co.                  2.75             3/15/2023            4,929
                                                                                              ----------
                                                                                                  82,618
                                                                                              ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
      7,975   Exelon Generation Co., LLC                     4.00            10/01/2020            8,206
     10,000   Southern Power Co.                             2.38             6/01/2020            9,944
                                                                                              ----------
                                                                                                  18,150
                                                                                              ----------
              MULTI-UTILITIES (1.1%)
     10,000   Black Hills Corp.                              2.50             1/11/2019           10,021
      3,000   CenterPoint Energy Inc.                        2.50             9/01/2022            2,928
      6,000   Dominion Energy, Inc.                          2.96             7/01/2019            6,031
      5,000   Dominion Energy, Inc.                          2.58             7/01/2020            4,966
     10,000   Sempra Energy                                  2.40             3/15/2020            9,964
      3,600   Sempra Energy(j)                               2.90             2/01/2023            3,571
                                                                                              ----------
                                                                                                  37,481
                                                                                              ----------
              Total Utilities                                                                    138,249
                                                                                              ----------
              Total Corporate Obligations (cost: $1,660,886)                                   1,661,415
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              EURODOLLAR AND YANKEE OBLIGATIONS (13.2%)

              CONSUMER STAPLES (3.7%)
              -----------------------
              BREWERS (0.6%)
$     9,530   Anheuser-Busch InBev Worldwide, Inc.           2.20%            8/01/2018       $    9,543
     10,000   Anheuser-Busch InBev Worldwide, Inc.           3.75             1/15/2022           10,324
                                                                                              ----------
                                                                                                  19,867
                                                                                              ----------
              FOOD RETAIL (0.2%)
      5,000   Alimentation Couche-Tard, Inc.(a)              2.70             7/26/2022            4,897
                                                                                              ----------
              HOUSEHOLD PRODUCTS (0.5%)
     15,000   Reckitt Benckiser Treasury Services plc(a)     2.38             6/24/2022           14,504
                                                                                              ----------
              PACKAGED FOODS & MEATS (1.3%)
     18,588   Grupo Bimbo SAB de CV(a)                       4.50             1/25/2022           19,419
      3,000   Mondelez International Holdings
               Netherlands B.V.(a)                           1.62            10/28/2019            2,956
     11,792   Mondelez International Holdings
               Netherlands B.V.(a)                           2.00            10/28/2021           11,400
     10,000   Smithfield Foods, Inc.(a)                      2.70             1/31/2020            9,933
                                                                                              ----------
                                                                                                  43,708
                                                                                              ----------
              TOBACCO (1.1%)
      5,000   BAT International Finance plc                  1.63             9/09/2019            4,915
      5,000   BAT Capital Corp.(a)                           2.30             8/14/2020            4,943
     10,000   BAT Capital Corp.(a)                           2.76             8/15/2022            9,833
      7,000   Imperial Brands Finance plc(a)                 2.05             7/20/2018            6,997
     10,000   Imperial Brands Finance plc(a)                 2.95             7/21/2020           10,037
                                                                                              ----------
                                                                                                  36,725
                                                                                              ----------
              Total Consumer Staples                                                             119,701
                                                                                              ----------
              ENERGY (0.7%)
              -------------
              INTEGRATED OIL & GAS (0.6%)
     12,820   Origin Energy Finance Ltd.(a)                  3.50            10/09/2018           12,878
      6,000   Petroleos Mexicanos Co.(a)                     5.37             3/13/2022            6,369
                                                                                              ----------
                                                                                                  19,247
                                                                                              ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
      5,000   Enbridge, Inc.                                 2.90             7/15/2022            4,925
                                                                                              ----------
              Total Energy                                                                        24,172
                                                                                              ----------
              FINANCIALS (3.3%)
              -----------------
              DIVERSIFIED BANKS (2.6%)
     10,000   Banco Santander Chile(a)                       2.50            12/15/2020            9,929
     10,000   Bank of Montreal                               1.40             4/10/2018            9,993
      5,000   BBVA Bancomer S.A.(a),(j)                      6.50             3/10/2021            5,400

================================================================================

18  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$    10,000   Lloyds Banking Group plc(i)                    2.91%           11/07/2023       $    9,767
      7,174   Royal Bank of Scotland Group plc               4.70             7/03/2018            7,247
     13,000   Royal Bank of Scotland Group plc               6.13            12/15/2022           14,126
      5,000   Santander UK Group Holdings plc                3.57             1/10/2023            5,020
      5,000   Santander UK Group Holdings plc(i)             3.37             1/05/2024            4,967
      5,000   Santander UK plc                               2.35             9/10/2019            4,985
      5,000   Standard Chartered plc(a)                      2.25             4/17/2020            4,942
      8,000   Toronto-Dominion Bank                          1.40             4/30/2018            7,992
                                                                                              ----------
                                                                                                  84,368
                                                                                              ----------
              DIVERSIFIED CAPITAL MARKETS (0.3%)
     10,000   UBS Group Funding Ltd.(a)                      2.95             9/24/2020           10,038
                                                                                              ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     10,000   Orix Corp.                                     2.90             7/18/2022            9,869
                                                                                              ----------
              REITs - RETAIL (0.1%)
      5,000   WEA Finance, LLC(a)                            3.15             4/05/2022            4,992
                                                                                              ----------
              Total Financials                                                                   109,267
                                                                                              ----------
              HEALTH CARE (0.4%)
              ------------------
              PHARMACEUTICALS (0.4%)
     15,105   Teva Pharmaceutical Finance
                Netherlands III B.V.                         2.20             7/21/2021           14,087
                                                                                              ----------
              INDUSTRIALS (2.6%)
              ------------------
              AEROSPACE & DEFENSE (0.3%)
      3,580   BAE Systems Holdings, Inc.(a)                  2.85            12/15/2020            3,576
      5,000   Dae Funding, LLC(a)                            4.00             8/01/2020            5,012
                                                                                              ----------
                                                                                                   8,588
                                                                                              ----------
              AIRLINES (1.0%)
     10,000   Air Canada Pass-Through Trust(a)               5.00             3/15/2020           10,217
      3,463   Air Canada Pass-Through Trust(a)               5.38            11/15/2022            3,637
      6,571   British Airways Pass-Through Trust plc(a)      5.62            12/20/2021            6,781
      8,446   Virgin Australia Trust(a)                      5.00             4/23/2025            8,799
      5,000   WestJet Airlines Ltd.(a)                       3.50             6/16/2021            5,036
                                                                                              ----------
                                                                                                  34,470
                                                                                              ----------
              INDUSTRIAL CONGLOMERATES (0.7%)
      5,000   CK Hutchison International II Ltd.(a)          2.25             9/29/2020            4,903
     10,000   CK Hutchison International Ltd.(a)             1.88            10/03/2021            9,606
      5,000   CK Hutchison International Ltd.(a)             2.87             4/05/2022            4,926
      2,706   Smiths Group plc(a)                            3.62            10/12/2022            2,687
                                                                                              ----------
                                                                                                  22,122
                                                                                              ----------
              MARINE (0.3%)
     10,000   A.P. Moller-Maersk A/S(a)                      2.55             9/22/2019            9,983
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              RAILROADS (0.3%)
$    10,000   Asciano Finance Ltd.(a)                        5.00%            4/07/2018       $   10,046
                                                                                              ----------
              Total Industrials                                                                   85,209
                                                                                              ----------
              MATERIALS (0.9%)
              ----------------
              COMMODITY CHEMICALS (0.3%)
      5,000   Braskem Finance Ltd.(a)                        5.75             4/15/2021            5,363
      5,000   Braskem Netherlands Finance B.V.(a)            3.50             1/10/2023            4,956
                                                                                              ----------
                                                                                                  10,319
                                                                                              ----------
              CONSTRUCTION MATERIALS (0.4%)
      2,000   Boral Finance Proprietary Ltd.(a)              3.00            11/01/2022            1,969
      5,000   Cemex SAB de CV 3 mo.
                LIBOR +4.75%(a)                              6.47(b)         10/15/2018            5,137
      5,000   Holcim U.S. Finance Sarl & Cie SCS(a)          6.00            12/30/2019            5,275
                                                                                              ----------
                                                                                                  12,381
                                                                                              ----------
              DIVERSIFIED METALS & MINING (0.2%)
      3,000   Anglo American Capital plc(a)                  3.63             5/14/2020            3,042
      1,950   Glencore Finance Europe Ltd. 3 mo.
                LIBOR + 1.20%                                2.59(b)          5/06/2018            1,959
                                                                                              ----------
                                                                                                   5,001
                                                                                              ----------
              Total Materials                                                                     27,701
                                                                                              ----------
              REAL ESTATE (0.2%)
              ------------------
              REITs - RETAIL (0.2%)
      5,000   Scentre Group Trust(a)                         2.38             4/28/2021            4,908
                                                                                              ----------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
      5,000   Deutsche Telekom International Finance BV(a)   2.23             1/17/2020            4,961
      5,000   Deutsche Telekom International Finance BV(a)   2.82             1/19/2022            4,954
                                                                                              ----------
              Total Telecommunication Services                                                     9,915
                                                                                              ----------
              UTILITIES (1.1%)
              ----------------
              ELECTRIC UTILITIES (0.6%)
     10,000   Comision Federal de Electricidad               4.87             5/26/2021           10,508
      5,000   Emera US Finance, LP                           2.15             6/15/2019            4,971
      5,000   Emera US Finance, LP                           2.70             6/15/2021            4,950
                                                                                              ----------
                                                                                                  20,429
                                                                                              ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
     15,734   TransAlta Corp.                                6.90             5/15/2018           15,938
                                                                                              ----------
              Total Utilities                                                                     36,367
                                                                                              ----------
              Total Eurodollar and Yankee Obligations (cost: $432,744)                           431,327
                                                                                              ----------

================================================================================

20  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              FOREIGN GOVERNMENT OBLIGATIONS (0.7%)
$    10,000   Province of Alberta(a)                         1.75%            8/26/2020       $    9,792
     10,000   Province of Ontario(f)                         2.45             6/29/2022            9,852
      5,000   Province of Quebec Canada                      2.63             2/13/2023            4,940
                                                                                              ----------
              Total Foreign Government Obligations (cost: $24,985)                                24,584
                                                                                              ----------
              MUNICIPAL OBLIGATIONS (7.3%)

              CALIFORNIA (0.2%)
      3,000   San Bernardino CCD                             2.14             8/01/2018            3,002
      4,750   San Jose Redev. Agency Successor Agency        2.63             8/01/2022            4,717
                                                                                              ----------
                                                                                                   7,719
                                                                                              ----------
              CONNECTICUT (0.1%)
      3,000   City of West Haven                             2.70             3/15/2018            3,000
                                                                                              ----------
              FLORIDA (0.2%)
      4,000   City of Jacksonville                           1.70            10/01/2018            3,989
      1,375   Municipal Power Agency                         2.20            10/01/2020            1,348
      2,500   Municipal Power Agency                         2.38            10/01/2021            2,435
                                                                                              ----------
                                                                                                   7,772
                                                                                              ----------
              GEORGIA (0.5%)
     16,530   Appling County Dev. Auth.                      2.40             1/01/2038(o)        16,402
                                                                                              ----------
              ILLINOIS (0.9%)
        535   Chicago Wastewater Transmission                3.38             1/01/2019              538
      2,520   Chicago Wastewater Transmission                4.31             1/01/2021            2,587
     10,000   Finance Auth. (LOC - UniCredit Bank A.G.)(k)   3.50             2/01/2037           10,000
      8,275   Housing Development Auth. (LOC - Federal Home
                Loan Bank of Chicago)(k)                     1.57             8/01/2034            8,275
      5,035   State                                          5.66             3/01/2018            5,049
      1,490   Village of Channahon                           4.00             1/01/2020            1,473
                                                                                              ----------
                                                                                                  27,922
                                                                                              ----------
              KENTUCKY (0.1%)
        389   Asset Liability Commission                     3.17             4/01/2018              390
        545   State Property & Building Commission           2.26             5/01/2020              538
      1,060   State Property & Building Commission           2.56             5/01/2021            1,044
        250   State Property & Building Commission           2.77             5/01/2022              245
                                                                                              ----------
                                                                                                   2,217
                                                                                              ----------
              MARYLAND (0.3%)
      3,625   Economic Development Corp.                     2.80             6/01/2020            3,612
      3,670   Economic Development Corp.                     3.05             6/01/2021            3,654
      3,795   Economic Development Corp.                     3.30             6/01/2022            3,771
                                                                                              ----------
                                                                                                  11,037
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              MICHIGAN (0.5%)
$     5,395   Clintondale Community Schools                  2.61%            5/01/2021       $    5,357
      4,000   Clintondale Community Schools                  2.84             5/01/2022            3,975
      2,000   Mount Clemens Community School District        2.12             5/01/2019            1,995
      3,635   Mount Clemens Community School District        2.47             5/01/2020            3,630
                                                                                              ----------
                                                                                                  14,957
                                                                                              ----------
              MISSOURI (0.3%)
     10,000   Environmental Improvement & Energy
                Resources Auth.                              2.87             5/01/2038(o)        10,048
                                                                                              ----------
              NEW JERSEY (1.3%)
     10,000   EDA                                            2.42             6/15/2018           10,000
        850   EDA                                            3.30             6/15/2019              851
        500   EDA                                            3.29             7/01/2019              500
        850   EDA                                            3.50             6/15/2020              849
     12,500   EDA                                            4.45             6/15/2020           12,893
        625   EDA                                            3.52             7/01/2020              625
        550   EDA                                            3.70             6/15/2021              550
        495   EDA                                            3.65             7/01/2021              496
      2,615   Educational Facilities Auth.                   2.25             9/01/2020            2,587
      7,450   Educational Facilities Auth.                   2.47             9/01/2021            7,336
      5,000   Transportation Trust Fund Auth.                1.76            12/15/2018            4,964
                                                                                              ----------
                                                                                                  41,651
                                                                                              ----------
              NEW MEXICO (0.0%)
      1,000   Sandoval County                                1.95             6/01/2018              998
                                                                                              ----------
              NEW YORK (1.4%)
      2,392   City of Glen Cove                              2.50             4/05/2018            2,390
      2,110   Dormitory Auth.                                2.04             7/01/2018            2,106
      1,000   Dormitory Auth.                                1.98             7/01/2019              991
      3,870   Dormitory Auth.                                2.30             7/01/2019            3,848
      1,270   Dormitory Auth.                                2.24             7/01/2020            1,257
      5,125   Dormitory Auth.                                2.57             7/01/2020            5,084
      1,550   Dormitory Auth.                                2.44             7/01/2021            1,508
      5,000   Energy Research & Dev. Auth.                   2.37             7/01/2026(o)         5,064
      2,500   Horace Mann School                             2.47             7/01/2022            2,424
      6,265   Long Island Power Auth.                        2.35             9/01/2018            6,245
     10,000   MTA (ETM)                                      1.47             7/01/2018            9,980
      1,500   Town of Oyster Bay                             3.25             2/01/2018            1,500
      2,260   Town of Oyster Bay                             3.50             2/02/2018            2,260
        600   Town of Oyster Bay                             3.55             2/01/2019              600
      1,830   Town of Oyster Bay                             3.80             2/01/2020            1,833
                                                                                              ----------
                                                                                                  47,090
                                                                                              ----------

================================================================================

22  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              PENNSYLVANIA (0.6%)
$     3,000   ACTS Retirement-Life Communities, Inc.         2.17%           11/16/2018       $    2,989
        750   ACTS Retirement-Life Communities, Inc.         2.47            11/16/2019              743
      5,000   Beaver County IDA                              4.75             8/01/2033(o)         5,039
      4,650   IDA(a)                                         2.97             7/01/2021            4,599
        530   Luzerne County IDA (INS - Assured
                Guaranty Municipal Corp.)                    3.85            12/15/2019              527
      2,640   Public School Building Auth. (INS - BAM)       2.41            12/01/2018            2,638
      2,000   Scranton School District                       4.12             6/15/2034(o)         1,980
                                                                                              ----------
                                                                                                  18,515
                                                                                              ----------
              SOUTH CAROLINA (0.3%)
     10,000   Public Service Auth.                           2.39            12/01/2023            9,375
                                                                                              ----------
              TENNESSEE (0.1%)
      2,235   Metropolitan Nashville Airport Auth.
                (LOC - Regions Bank)(k)                      2.19             4/01/2030            2,235
                                                                                              ----------
              TEXAS (0.1%)
      1,690   City of Houston                                2.62             3/01/2021            1,676
      1,240   City of Houston                                2.77             3/01/2022            1,227
      1,900   City of Houston                                2.97             3/01/2023            1,885
                                                                                              ----------
                                                                                                   4,788
                                                                                              ----------
              WISCONSIN (0.4%)
      8,500   Public Finance Auth.                           2.62            11/01/2019            8,381
      4,000   Public Finance Auth. (LOC - Citizens
                Financial Group)                             2.75             6/01/2020            3,936
                                                                                              ----------
                                                                                                  12,317
                                                                                              ----------
              Total Municipal Obligations (cost: $239,196)                                       238,043
                                                                                              ----------

              U.S. GOVERNMENT AGENCY ISSUES(l) (1.1%)

              COLLATERALIZED-MORTGAGE OBLIGATIONS (0.1%)
      4,076   Fannie Mae(+)                                  1.25(c)          9/25/2027            3,846
                                                                                              ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.0%)
      3,739   Fannie Mae(+)                                  2.50(c)          4/01/2027            3,709
     11,085   Fannie Mae(+)                                  2.50(c)          5/01/2027           10,994
      6,339   Fannie Mae(+)                                  2.50(c)          8/01/2027            6,287
      5,350   Fannie Mae(+)                                  2.50(c)          8/01/2027            5,306
        154   Fannie Mae(+)                                  4.50(c)          5/01/2023              161
         90   Fannie Mae(+)                                  4.50(c)          2/01/2024               94
         63   Fannie Mae(+)                                  5.00(c)         12/01/2021               63
        190   Fannie Mae(+)                                  5.00(c)          6/01/2023              200
         59   Fannie Mae(+)                                  5.00(c)          9/01/2023               60

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)         SECURITY                                       RATE             MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$       254   Fannie Mae(+)                                  5.00%(c)         2/01/2024       $      261
        160   Fannie Mae(+)                                  5.50(c)         12/01/2020              163
        203   Fannie Mae(+)                                  5.50(c)          2/01/2023              212
        553   Fannie Mae(+)                                  5.50(c)          6/01/2023              578
        158   Fannie Mae(+)                                  5.50(c)          9/01/2023              167
        526   Fannie Mae(+)                                  5.50(c)          6/01/2024              549
        221   Fannie Mae(+)                                  6.00(c)         10/01/2022              232
        315   Fannie Mae(+)                                  6.00(c)          1/01/2023              330
        559   Fannie Mae(+)                                  6.00(c)          1/01/2023              589
        243   Fannie Mae(+)                                  6.00(c)          7/01/2023              251
        722   Freddie Mac(+) 12 mo. LIBOR + 1.625%           3.36(b)          4/01/2035              755
        109   Freddie Mac(+)                                 5.00(c)          5/01/2020              111
        140   Freddie Mac(+)                                 5.00(c)          9/01/2020              142
        222   Freddie Mac(+)                                 5.50(c)          4/01/2021              229
                                                                                              ----------
                                                                                                  31,443
                                                                                              ----------
              Total U.S. Government Agency Issues (cost: $35,720)                                 35,289
                                                                                              ----------

              U.S. TREASURY SECURITIES(m) (7.8%)

              NOTES (7.8%)
      5,000   1.00%, 3/15/2018                                                                     4,998
     10,000   1.13%, 5/31/2019                                                                     9,883
      5,000   1.13%, 2/28/2021                                                                     4,822
     25,000   1.25%, 10/31/2018                                                                   24,894
     10,000   1.25%, 1/31/2019                                                                     9,932
     10,000   1.25%, 1/31/2020                                                                     9,826
     15,000   1.37%, 2/29/2020                                                                    14,759
      5,000   1.37%, 1/31/2021                                                                     4,865
     55,000   1.38%, 3/31/2020                                                                    54,066
     45,000   1.38%, 9/30/2020                                                                    43,978
     20,000   1.38%, 6/30/2023                                                                    18,800
     25,000   1.62%, 11/30/2020                                                                   24,551
     10,000   1.75%, 9/30/2022                                                                     9,668
     15,000   1.87%, 11/30/2021                                                                   14,710
      5,000   1.87%, 8/31/2022                                                                     4,866
                                                                                              ----------
              Total U.S. Treasury Securities (cost: $259,148)                                    254,618
                                                                                              ----------
              Total Bonds (cost: $3,121,838)                                                   3,122,555
                                                                                              ----------

================================================================================

24  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (0.2%)

              PREFERRED STOCKS (0.2%)

              FINANCIALS (0.2%)
              -----------------
              DIVERSIFIED BANKS (0.2%)
    200,000   Citigroup Capital XIII, 7.68%, 3 mo.
                LIBOR + 6.37%(b)                                                              $    5,454
                                                                                              ----------
              Total Equity Securities (cost: $5,470)                                               5,454
                                                                                              ----------

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                      COUPON
(000)                                                        RATE             MATURITY
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (5.4%)

              COMMERCIAL PAPER (5.0%)
$     7,522   Albemarle Corp.(a)                             2.05%            2/07/2018            7,520
      5,555   Albemarle Corp.(a)                             1.90             2/20/2018            5,549
      3,531   Baptist Health Care                            2.50             7/09/2018            3,531
     30,000   Catholic Health Initiatives                    2.10             2/12/2018           29,981
      7,471   Constellation Brands, Inc.(a)                  1.86             2/07/2018            7,469
      7,861   Constellation Brands, Inc.(a)                  1.88             2/08/2018            7,858
     15,000   Enbridge Energy Partners, LP(a)                2.33             2/28/2018           14,974
     10,362   Energy Transfer Partners, LP(a)                2.25             2/05/2018           10,359
      5,000   Energy Transfer Partners, LP(a)                2.15             2/14/2018            4,996
      8,569   FMC Corp.(a)                                   2.00             2/13/2018            8,563
      8,000   Hyundai Capital America(a)                     1.78             2/05/2018            7,998
     15,000   Molson Coors Brewing Co.(a)                    1.88             2/13/2018           14,991
     10,000   Nabors Industries, Inc.(a)                     2.55             2/28/2018            9,981
      2,500   Pacific Gas & Electric Co.(a)                  1.60             2/02/2018            2,500
      6,786   Public Service Co. of North Carolina           1.95             2/16/2018            6,781
      1,871   Public Services Co.                            1.90             2/09/2018            1,870
     10,987   Spire Inc.(a)                                  1.70             2/01/2018           10,987
      9,920   VIACOM, Inc.(a)                                2.20             3/02/2018            9,902
                                                                                              ----------
              Total Commercial Paper (cost: $165,810)                                            165,810
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
 12,249,853   State Street Institutional Treasury Money Market Fund
                Premier Class, 1.23%(n) (cost: $12,250)                                       $   12,250
                                                                                              ----------
              Total Money Market Instruments (cost: $178,060)                                    178,060
                                                                                              ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (0.3%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
     44,233   Federated Government Obligations Fund Institutional Class, 1.19%(n)                     44
      8,630   Fidelity Government Fund Portfolio Class I, 1.22%(n)                                     9
  4,503,961   Goldman Sachs Financial Square Government Fund Institutional
                Class, 1.21%(n)                                                                    4,504
  3,425,429   Invesco Government & Agency Portfolio Institutional Class, 1.24%(n)                  3,425
    283,821   Morgan Stanley Institutional Liquidity Funds Government Portfolio
                Institutional Class, 1.21%(n)                                                        284
    919,182   Western Asset Institutional Government Reserves Institutional
                Class, 1.22%(n)                                                                      919
                                                                                              ----------
              Total Short-Term Investments Purchased with Cash Collateral from
                Securities Loaned (cost: $9,185)                                                   9,185
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $3,314,553)                                            $3,315,254
                                                                                              ==========

================================================================================

26  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
ASSETS                                    LEVEL 1            LEVEL 2            LEVEL 3            TOTAL
--------------------------------------------------------------------------------------------------------
Bonds:
  Asset-Backed Securities                $      -         $  349,865                 $-       $  349,865
  Collateralized Loan Obligations               -             44,390                  -           44,390
  Collateralized Mortgage Obligation            -              2,989                  -            2,989
  Commercial Mortgage Securities                -             80,035                  -           80,035
  Corporate Obligations                         -          1,661,415                  -        1,661,415
  Eurodollar and Yankee Obligations             -            431,327                  -          431,327
  Foreign Government Obligations                -             24,584                  -           24,584
  Municipal Obligations                         -            238,043                  -          238,043
  U.S. Government Agency Issues                 -             35,289                  -           35,289
  U.S. Treasury Securities                254,618                  -                  -          254,618

Equity Securities:
  Preferred Stocks                              -              5,454                  -            5,454

Money Market Instruments:
  Commercial Paper                              -            165,810                  -          165,810
  Government & U.S. Treasury
      Money Market Funds                   12,250                  -                  -           12,250

Short-Term Investments Purchased
  with Cash Collateral from
  Securities Loaned:
  Government & U.S. Treasury
      Money Market Funds                    9,185                  -                  -            9,185
--------------------------------------------------------------------------------------------------------
Total                                    $276,053         $3,039,201                 $-       $3,315,254
--------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------
                      RECONCILIATION OF LEVEL 3 INVESTMENTS
--------------------------------------------------------------------------------
($ IN 000s)                                                CORPORATE OBLIGATIONS
--------------------------------------------------------------------------------
Balance as of July 31, 2017                                              $ 3,690
Purchases                                                                      -
Sales                                                                     (3,688)
Transfers into Level 3                                                         -
Transfers out of Level 3                                                       -
Net realized gain (loss) on investments                                        7
Change in net unrealized appreciation/(depreciation) of investments           (9)
--------------------------------------------------------------------------------
Balance as of January 31, 2018                                           $     -
--------------------------------------------------------------------------------

For the period of August 1, 2017, through January 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

28  | USAA SHORT-TERM BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.7% of net assets at January 31, 2018.

o   CATEGORIESAND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

    principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

    COLLATERALIZED LOAN OBLIGATIONS (CLOs) - Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific Notes to adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This

================================================================================

30  | USAA SHORT-TERM BOND FUND

================================================================================

    serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    BAM     Build American Mutual
    CCD     Community College District
    EDA     Economic Development Authority
    ETM     Escrowed to final maturity
    IDA     Industrial Development Authority/Agency
    LIBOR   London Interbank Offered Rate
    MTA     Metropolitan Transportation Authority
    REITs   Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital.
            Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

    CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    INS Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    LOC Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Variable-rate security - interest rate is adjusted periodically.
        The interest rate disclosed represents the rate at January 31, 2018.

    (c) Stated interest rates may change slightly over time as underlying mortgages paydown.

    (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2018, was $24,654,000, which represented 0.8% of the Fund's net assets.

    (e) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (f) The security, or a portion thereof, was out on loan as of January 31, 2018.

    (g) Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

    (h) The senior loan will settle after January 31, 2018, at which time the interest rate will be determined.

================================================================================

32  | USAA SHORT-TERM BOND FUND

================================================================================

    (i) Fixed to Floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

    (j) At January 31, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (k) Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

    (l) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or
        FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

        Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (m) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

    (n) Rate represents the money market fund annualized seven-day yield at January 31, 2018.

    (o) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

See accompanying notes to financial statements.

================================================================================

34  | USAA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including
       securities on loan of $8,855) (cost of $3,314,553)                           $3,315,254
   Cash                                                                                  3,128
   Receivables:
       Capital shares sold                                                               3,221
       USAA Asset Management Company (Note 7C)                                               2
       Interest                                                                         20,410
       Securities sold                                                                       9
       Other                                                                                 3
                                                                                    ----------
           Total assets                                                              3,342,027
                                                                                    ----------
LIABILITIES
   Payables:
       Upon return of securities loaned                                                  9,185
       Securities purchased                                                             52,992
       Capital shares redeemed                                                           2,639
       Dividends on capital shares                                                         182
   Accrued management fees                                                                 676
   Accrued transfer agent's fees                                                            66
   Other accrued expenses and payables                                                     436
                                                                                    ----------
           Total liabilities                                                            66,176
                                                                                    ----------
                Net assets applicable to capital shares outstanding                 $3,275,851
                                                                                    ==========
NET ASSETS CONSIST OF:
     Paid-in capital                                                                $3,274,631
     Undistributed net investment income                                                    12
     Accumulated net realized gain on investments                                          507
     Net unrealized appreciation of investments                                            701
                                                                                    ----------
                Net assets applicable to capital shares outstanding                 $3,275,851
                                                                                    ==========
     Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $1,276,462/139,839 capital shares
           outstanding, no par value)                                               $     9.13
                                                                                    ==========
       Institutional Shares (net assets of $1,970,246/215,957 capital shares
           outstanding, no par value)                                               $     9.12
                                                                                    ==========
       Adviser Shares (net assets of $24,059/2,635 capital shares
           outstanding, no par value)                                               $     9.13
                                                                                    ==========
       R6 Shares (net assets of $5,084/557 capital shares
           outstanding, no par value)                                               $     9.13
                                                                                    ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                        $      196
   Interest income                                                                      42,966
   Securities lending (net)                                                                 11
                                                                                    ----------
       Total income                                                                     43,173
                                                                                    ----------
EXPENSES
   Management fees                                                                       4,233
   Administration and servicing fees:
       Fund Shares                                                                         987
       Institutional Shares                                                                977
       Adviser Shares                                                                       18
       R6 Shares                                                                             1
   Transfer agent's fees:
       Fund Shares                                                                         995
       Institutional Shares                                                                977
       Adviser Shares                                                                        3
   Distribution and service fees (Note 7E):
       Adviser Shares                                                                       30
   Custody and accounting fees:
       Fund Shares                                                                          85
       Institutional Shares                                                                135
       Adviser Shares                                                                        1
   Postage:
       Fund Shares                                                                          58
       Institutional Shares                                                                 59
   Shareholder reporting fees:
       Fund Shares                                                                          26
       Institutional Shares                                                                 10
   Trustees' fees                                                                           17
   Registration fees:
       Fund Shares                                                                          26
       Institutional Shares                                                                 28
       Adviser Shares                                                                       10
       R6 Shares                                                                            12
   Professional fees                                                                       101
   Other                                                                                    30
                                                                                    ----------
       Total expenses                                                                    8,819
   Expenses reimbursed:
       R6 Shares                                                                           (10)
                                                                                    ----------
       Net expenses                                                                      8,809
                                                                                    ----------

================================================================================

36  | USAA SHORT-TERM BOND FUND

================================================================================

NET INVESTMENT INCOME                                                                 $ 34,364
                                                                                      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on:
       Unaffiliated transactions                                                         3,622
       Affiliated transactions (Note 9)                                                     20
   Change in net unrealized appreciation/(depreciation)                                (33,263)
                                                                                      --------
     Net realized and unrealized loss                                                  (29,621)
                                                                                      --------
   Increase in net assets resulting from operations                                   $  4,743
                                                                                      ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited), and year ended
July 31, 2017

----------------------------------------------------------------------------------------------

                                                                  1/31/2018          7/31/2017
----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                         $   34,364         $   63,109
   Net realized gain on investments                                   3,642                 54
   Net realized gain on futures transactions                              -                  2
   Change in net unrealized appreciation/(depreciation) of
       investments                                                  (33,263)             3,479
                                                                 -----------------------------
       Increase in net assets resulting from operations               4,743             66,644
                                                                 -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                  (13,257)           (25,582)
       Institutional Shares                                         (20,801)           (37,170)
       Adviser Shares                                                  (225)              (286)
       R6 Shares*                                                       (57)               (71)
                                                                 -----------------------------
            Total distributions of net investment income            (34,340)           (63,109)
                                                                 -----------------------------
   Net realized gains:
       Fund Shares                                                       (3)                 -
       Institutional Shares                                              (5)                 -
                                                                 -----------------------------
            Total distributions of net realized gains                    (8)                 -
                                                                 -----------------------------
       Distributions to shareholders                                (34,348)           (63,109)
                                                                 -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
       Fund Shares                                                  (13,189)           (99,240)
       Institutional Shares                                          33,500              9,130
       Adviser Shares                                                 2,747              8,709
       R6 Shares*                                                         2              5,076
                                                                 -----------------------------
            Total net increase (decrease) in net assets from
              capital share transactions                             23,060            (76,325)
                                                                 -----------------------------
       Net decrease in net assets                                    (6,545)           (72,790)

NET ASSETS
       Beginning of period                                        3,282,396          3,355,186
                                                                 -----------------------------
       End of period                                             $3,275,851         $3,282,396
                                                                 =============================
   Undistributed (overdistribution of ) net
       investment income:
       End of period                                             $       12         $      (12)
                                                                 =============================

* R6 Shares commenced operating on December 1, 2016.

See accompanying notes to financial statements.

================================================================================

38  | USAA SHORT-TERM BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Short-Term Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high current income consistent with preservation of principal.

The Fund consists of four classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), Short-Term Bond Fund Adviser Shares (Adviser Shares), and Short-Term Bond Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the

================================================================================

40  | USAA SHORT-TERM BOND FUND

================================================================================

        Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

        the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ

================================================================================

42  | USAA SHORT-TERM BOND FUND

================================================================================

        materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

    Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended January 31, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of January 31, 2018, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $47,465,000; which included when-issued securities of $14,714,000.

================================================================================

44  | USAA SHORT-TERM BOND FUND

================================================================================

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2018, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended January 31, 2018, the Fund paid CAPCO facility fees of $13,000, which represents 4.1% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of July 31, 2018, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2017, the Fund had net capital loss carryforwards of $3,181,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

As of January 31, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2018, were $21,691,000 and $20,990,000, respectively, resulting in net unrealized appreciation of $701,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2018, were $622,815,000 and $619,920,000, respectively.

================================================================================

46  | USAA SHORT-TERM BOND FUND

================================================================================

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At January 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
ON LOAN                        NON-CASH COLLATERAL               CASH COLLATERAL
--------------------------------------------------------------------------------
$8,855,000                             $-                          $9,185,000
--------------------------------------------------------------------------------

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                             SIX-MONTH
                                                            PERIOD ENDED                  YEAR ENDED
                                                          JANUARY 31, 2018               JULY 31, 2017
---------------------------------------------------------------------------------------------------------
                                                        SHARES        AMOUNT         SHARES        AMOUNT
                                                       --------------------------------------------------
    FUND SHARES:
    Shares sold                                         17,073     $ 156,824         30,743     $ 281,959
    Shares issued from reinvested dividends              1,402        12,868          2,703        24,795
    Shares redeemed                                    (19,923)     (182,881)       (44,303)     (405,994)
                                                       --------------------------------------------------
    Net decrease from capital share transactions        (1,448)    $ (13,189)       (10,857)    $ (99,240)
                                                       ==================================================
    INSTITUTIONAL SHARES:
    Shares sold                                         22,966     $ 210,809         49,690     $ 455,261
    Shares issued from reinvested dividends              2,232        20,470          3,981        36,510
    Shares redeemed                                    (21,517)     (197,779)       (52,574)     (482,641)
                                                       --------------------------------------------------
    Net increase from capital share transactions         3,681     $  33,500          1,097     $   9,130
                                                       ==================================================
    ADVISER SHARES:
    Shares sold                                          1,378     $  12,664          1,486     $  13,616
    Shares issued from reinvested dividends                  8            77             18           162
    Shares redeemed                                     (1,088)       (9,994)          (552)       (5,069)
                                                       --------------------------------------------------
    Net increase from capital share transactions           298     $   2,747            952     $   8,709
                                                       ==================================================
    R6 SHARES (COMMENCED ON DECEMBER 1, 2016):
    Shares sold                                              -*    $       1            557     $   5,077
    Shares issued from reinvested dividends                  -*            1              -*            -*
    Shares redeemed                                         (-)*          (-)*           (-)*          (1)
                                                       --------------------------------------------------
    Net increase from capital share transactions             -*    $       2            557     $   5,076
                                                       ==================================================

*Represents less than 500 shares or $500.

================================================================================

48  | USAA SHORT-TERM BOND FUND

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended January 31, 2018, the Fund had no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets. Prior to October 1, 2017, the base investment management fee was 0.24% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Short Investment Grade Bond Funds Index. The Lipper Short Investment Grade Bond Funds Index tracks the total return performance of funds within the Lipper Short Investment Grade Debt Funds category.

    The performance period for each class consists of the current month plus the previous 35 months. The performance period for the R6 Shares commenced on December 1, 2016, and includes the performance of the Fund Shares for periods prior to December 1, 2016. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    ------------------------------------------------------------------
    +/- 20 to 50                                 +/- 4
    +/- 51 to 100                                +/- 5
    +/- 101 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Investment Grade Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2018, the Fund incurred total management fees, paid or payable to the Manager, of $4,233,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and R6 Shares of $307,000, $409,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, and R6 Shares, the performance adjustments were 0.05%, 0.04%, and 0.01%, respectively. For the six-month period ended January 31, 2018, the Adviser Shares did not incur any performance adjustment.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, 0.10% of average net assets of the Institutional Shares, and 0.05% of average net assets of the R6 Shares. For the six-month period ended January 31, 2018, the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares incurred administration and servicing fees, paid or payable to the Manager, of $987,000, $977,000, $18,000, and $1,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by

================================================================================

50  | USAA SHORT-TERM BOND FUND

================================================================================

    the Manager. For the six-month period ended January 31, 2018, the Fund reimbursed the Manager $12,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through November 30, 2018, to limit the total annual operating expenses of the R6 Shares to 0.39% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the R6 Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through November 30, 2018, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2018, the R6 Shares incurred reimbursable expenses of $10,000, of which $2,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' and 0.01% of the R6 Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2018, the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares incurred transfer agent's fees, paid or payable to SAS, of $995,000, $977,000, $3,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company
    (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $30,000.

F. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                               OWNERSHIP %
------------------------------------------------------------------------------
Cornerstone Conservative                                              0.4
Target Retirement Income                                              1.5
Target Retirement 2020                                                1.6
Target Retirement 2030                                                0.9
Target Retirement 2040                                                0.0*
Target Retirement 2060                                                0.0*

* Represents less than 0.1%

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2018, USAA and its affiliates owned 542,000 Adviser Shares and 548,000 R6 Shares, which represents 20.6% of the Adviser Shares outstanding, 98.5% of the R6 Shares outstanding, and 0.3% of the Fund's total outstanding shares.

================================================================================

52  | USAA SHORT-TERM BOND FUND

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2018, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                              NET REALIZED
                                                 COST TO      GAIN (LOSS)
SELLER                   PURCHASER              PURCHASER      TO SELLER
--------------------------------------------------------------------------
Short-Term Bond     Core Short-Term Bond ETF    $4,300,000      $ 20,000
High Income         Short-Term Bond              5,309,000       138,000

(10) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

(11) NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

================================================================================

54  | USAA SHORT-TERM BOND FUND

================================================================================

(12) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                             YEAR ENDED JULY 31,
                             ------------------------------------------------------------------------------------
                                   2018            2017          2016          2015            2014          2013
                             ------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $     9.21      $     9.20    $     9.15    $     9.23      $     9.19    $     9.24
                             ------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .09             .17           .16           .15             .17           .20
  Net realized and
    unrealized gain (loss)         (.08)            .01           .05          (.08)            .04          (.05)
                             ------------------------------------------------------------------------------------
Total from investment
  operations                        .01             .18           .21           .07             .21           .15
                             ------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.09)           (.17)         (.16)         (.15)           (.17)         (.20)
  Realized capital gains           (.00)(a)           -             -          (.00)(a)           -          (.00)(a)
                             ------------------------------------------------------------------------------------
Total distributions                (.09)           (.17)         (.16)         (.15)           (.17)         (.20)
                             ------------------------------------------------------------------------------------
Net asset value at
  end of period              $     9.13      $     9.21    $     9.20    $     9.15      $     9.23    $     9.19
                             ====================================================================================
Total return (%)*                   .14            2.02          2.34           .83            2.28          1.61
Net assets at end
  of period (000)            $1,276,462      $1,301,428    $1,400,054    $1,823,922      $1,683,052    $1,657,261
Ratios to average
  net assets:**
  Expenses (%)(b)                   .60(c)          .63           .61           .62             .63           .64
  Net investment income (%)        2.02(c)         1.90          1.76          1.65            1.83          2.14
Portfolio turnover (%)               21              31            22            31              28            25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $1,304,881,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                      -               -             -             -            (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(12) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                              YEAR ENDED JULY 31,
                             ------------------------------------------------------------------------------------
                                   2018            2017          2016          2015            2014          2013
                             ------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $     9.21      $     9.20    $     9.15    $     9.23      $     9.18    $     9.24
                             ------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .10             .18           .17           .16             .18           .21
  Net realized and
    unrealized gain (loss)         (.09)            .01           .05          (.08)            .05          (.06)
                             ------------------------------------------------------------------------------------
Total from investment
  operations                        .01             .19           .22           .08             .23           .15
                             ------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.10)           (.18)         (.17)         (.16)           (.18)         (.21)
  Realized capital gains           (.00)(a)           -             -          (.00)(a)           -          (.00)(a)
                             ------------------------------------------------------------------------------------
Total distributions                (.10)           (.18)         (.17)         (.16)           (.18)         (.21)
                             ------------------------------------------------------------------------------------
Net asset value at
  end of period              $     9.12      $     9.21    $     9.20    $     9.15      $     9.23    $     9.18
                             ====================================================================================
Total return (%)*                   .09            2.13          2.44           .95            2.54          1.66
Net assets at end
  of period (000)            $1,970,246      $1,954,307    $1,942,385    $2,237,771      $1,977,300    $1,697,847
Ratios to average
  net assets:**
  Expenses (%)(b)                   .49(c)          .53           .51           .50             .49           .48
  Net investment income (%)        2.13(c)         2.00          1.87          1.76            1.96          2.24
Portfolio turnover (%)               21              31            22            31              28            25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $1,937,842,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional
    Shares' expenses paid indirectly decreased the expense ratios as follows:
                                      -               -             -             -            (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

56  | USAA SHORT-TERM BOND FUND

================================================================================

(12) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                              YEAR ENDED JULY 31,
                               ----------------------------------------------------------------------------------
                                   2018            2017          2016          2015            2014          2013
                               ----------------------------------------------------------------------------------
Net asset value at
  beginning of period          $   9.21         $  9.20       $  9.15       $  9.23         $  9.19        $ 9.24
                               ----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .09             .16           .14           .13             .15           .17
  Net realized and
    unrealized gain (loss)         (.08)            .01           .05          (.08)            .04          (.05)
                               ----------------------------------------------------------------------------------
Total from investment
  operations                        .01             .17           .19           .05             .19           .12
                               ----------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.09)           (.16)         (.14)         (.13)           (.15)         (.17)
  Realized capital gains           (.00)(a)           -             -           .00(a)            -           .00(a)
                               ----------------------------------------------------------------------------------
Total distributions                (.09)           (.16)         (.14)         (.13)           (.15)         (.17)
                               ----------------------------------------------------------------------------------
Net asset value at
  end of period                $    9.13        $  9.21       $  9.20       $  9.15         $  9.23        $ 9.19
                               ==================================================================================
Total return (%)*                   .07            1.82          2.08           .59            2.07          1.35
Net assets at end
  of period (000)              $ 24,059         $21,532       $12,747       $13,304         $13,056        $9,872
Ratios to average
  net assets:**
  Expenses (%)(c)                   .74(d)          .82           .86           .85(b)          .84           .90
  Expenses, excluding
    reimbursements (%)(c)           .74(d)          .82           .86           .85             .84          1.01
  Net investment income (%)        1.87(d)         1.70          1.52          1.41            1.62          1.85
Portfolio turnover (%)               21              31            22            31              28            25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $23,921,000.
(a) Represents less than $0.01 per share.
(b) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 0.90% of the Adviser Shares'
    average net assets.
(c) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                      -               -             -             -            (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(12) FINANCIAL HIGHLIGHTS (CONTINUED) - R6 SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                  SIX-MONTH
                                                                 PERIOD ENDED         PERIOD ENDED
                                                                 JANUARY 31,             JULY 31,
                                                                 ---------------------------------
                                                                     2018                  2017***
                                                                 ---------------------------------
Net asset value at beginning of period                             $ 9.21                $ 9.12
                                                                   ----------------------------
Income (loss) from investment operations:
  Net investment income                                               .10                   .13
  Net realized and unrealized gain (loss)                            (.08)                  .09
                                                                   ----------------------------
Total from investment operations                                      .02                   .22
                                                                   ----------------------------
Less distributions from:
  Net investment income                                              (.10)                 (.13)
  Realized capital gains                                             (.00)(a)                 -
                                                                   ----------------------------
Total distributions                                                  (.10)                 (.13)
                                                                   ----------------------------
Net asset value at end of period                                   $ 9.13                $ 9.21
                                                                   ============================
Total return (%)*                                                     .25                  2.43
Net assets at end of period (000)                                  $5,084                $5,129
Ratios to average net assets:**
  Expenses (%)(a)                                                     .39                   .39
  Expenses, excluding reimbursements (%)(a)                           .77                  1.02
  Net investment income (%)(a)                                       2.23                  2.14
Portfolio turnover (%)                                                 21                    31

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $5,115,000.
*** R6 Shares commenced operations on December 1, 2016.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

58  | USAA SHORT-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------
EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2017, through January 31, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                           EXPENSES PAID
                                            BEGINNING                ENDING               DURING PERIOD*
                                          ACCOUNT VALUE           ACCOUNT VALUE           AUGUST 1, 2017 -
                                          AUGUST 1, 2017        JANUARY 31, 2018**       JANUARY 31, 2018**
                                          -----------------------------------------------------------------
FUND SHARES
Actual                                      $1,000.00               $1,001.40                  $3.03

Hypothetical
  (5% return before expenses)                1,000.00                1,022.18                   3.06

INSTITUTIONAL SHARES
Actual                                       1,000.00                1,000.90                   2.47

Hypothetical
  (5% return before expenses)                1,000.00                1,022.74                   2.50

ADVISER SHARES
Actual                                       1,000.00                1,000.70                   3.73

Hypothetical
  (5% return before expenses)                1,000.00                1,021.48                   3.77

R6 SHARES
Actual                                       1,000.00                1,002.50                   1.97

Hypothetical
  (5% return before expenses)                1,000.00                1,023.24                   1.99

*Expenses are equal to the annualized expense ratio of 0.60% for Fund Shares, 0.49% for Institutional Shares, 0.74% for Adviser Shares, and 0.39% for R6 Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.14% for Fund Shares, 0.09% for Institutional Shares, 0.07% for Adviser Shares, and 0.25% for R6 Shares, for the six-month period of August 1, 2017, through January 31, 2018.

================================================================================

60  | USAA SHORT-TERM BOND FUND

================================================================================

**The Fund's annualized expense ratio of 0.60% for Fund Shares, 0.49% for Institutional Shares, 0.74% for Adviser Shares, and 0.39% for R6 Shares above reflects a decrease in management fees from 0.24% to 0.20% effective October 1, 2017. Had the decrease been in effect for the entire six-month period of August 1, 2017, through January 31, 2018, the Fund's expense ratio would have been 0.59% for Fund Shares, 0.48% for Institutional Shares, 0.73% for Adviser Shares, and 0.39% for R6 Shares, which is net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                                        EXPENSES PAID
                                           BEGINNING               ENDING               DURING PERIOD
                                         ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2017 -
                                         AUGUST 1, 2017       JANUARY 31, 2018        JANUARY 31, 2018
                                         --------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $1,001.40                 $2.98

Hypothetical
  (5% return before expenses)               1,000.00               1,022.23                  3.01

INSTITUTIONAL SHARES
Actual                                      1,000.00               1,000.90                  2.42

Hypothetical
  (5% return before expenses)               1,000.00               1,022.79                  2.45

ADVISER SHARES
Actual                                      1,000.00               1,000.70                  3.68

Hypothetical
  (5% return before expenses)               1,000.00               1,021.53                  3.72

R6 SHARES
Actual                                      1,000.00               1,002.50                  1.97

Hypothetical
  (5% return before expenses)               1,000.00               1,023.24                  1.99

================================================================================

                                                           EXPENSE EXAMPLE |  61

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   23426-0318                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

 ==============================================================

          SEMIANNUAL REPORT
          USAA SCIENCE & TECHNOLOGY FUND
          FUND SHARES (USSCX) o ADVISER SHARES (USTCX)
          JANUARY 31, 2018

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

FINANCIAL INFORMATION

    Portfolio of Investments                                                  3

    Notes to Portfolio of Investments                                        12

    Financial Statements                                                     14

    Notes to Financial Statements                                            18

EXPENSE EXAMPLE                                                              35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA SCIENCE & TECHNOLOGY FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements. This 80% policy may be changed upon at least 60 days' written notice to shareholders. The Fund may invest up to 50% of its assets in foreign securities purchased in either foreign or U.S. markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 1/31/18 o
                                (% of Net Assets)

Alphabet, Inc. "A" ADR .................................................  5.2%
Facebook, Inc. "A" .....................................................  4.5%
Visa, Inc. "A" .........................................................  4.0%
Global Payments, Inc. ..................................................  2.7%
Amazon.com, Inc. .......................................................  2.3%
PayPal Holdings, Inc. ..................................................  2.2%
FleetCor Technologies, Inc. ............................................  2.1%
Workday, Inc. "A" ......................................................  1.9%
NVIDIA Corp. ...........................................................  1.8%
Sunny Optical Technology Group Co. Ltd. ................................  1.8%

                        o SECTOR ALLOCATION* - 1/31/18 o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                   68.2%
HEALTH CARE                                                              23.3%
CONSUMER DISCRETIONARY                                                    4.8%
INDUSTRIALS                                                               2.2%
CONSUMER STAPLES                                                          0.3%

                                   [END CHART]

*Does not include money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 3-11.

================================================================================

2  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (98.9%)

              COMMON STOCKS (98.8%)

              CONSUMER DISCRETIONARY (4.8%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.3%)
   864,903    Hota Industrial Manufacturing Co. Ltd.                                                    $    3,650
                                                                                                        ----------
              HOUSEHOLD APPLIANCES (0.5%)
    76,242    iRobot Corp.*,(a)                                                                              6,767
                                                                                                        ----------
              INTERNET & DIRECT MARKETING RETAIL (4.0%)
    22,669    Amazon.com, Inc.*                                                                             32,890
    93,869    Expedia, Inc.                                                                                 12,016
    27,377    Netflix, Inc.*                                                                                 7,400
   391,951    Vipshop Holdings Ltd.* ADR                                                                     6,479
                                                                                                        ----------
                                                                                                            58,785
                                                                                                        ----------
              Total Consumer Discretionary                                                                  69,202
                                                                                                        ----------
              CONSUMER STAPLES (0.3%)
              -----------------------
              DRUG RETAIL (0.3%)
    54,209    Walgreens Boots Alliance, Inc.                                                                 4,080
     6,311    Zur Rose Group AG*                                                                               881
                                                                                                        ----------
              Total Consumer Staples                                                                         4,961
                                                                                                        ----------
              HEALTH CARE (23.3%)
              -------------------
              BIOTECHNOLOGY (5.7%)
   178,995    Aduro Biotech, Inc.*                                                                           1,128
    81,009    Alder Biopharmaceuticals, Inc.*                                                                1,146
   127,261    Alkermes plc*                                                                                  7,275
    31,703    Alnylam Pharmaceuticals, Inc.*                                                                 4,121
    47,430    Arena Pharmaceuticals, Inc.*                                                                   1,775
    56,723    Audentes Therapeutics, Inc.*                                                                   1,991
    11,049    Biogen, Inc.*                                                                                  3,843
    38,800    Biotoscana Investments S.A.*                                                                     229
    27,236    bluebird bio, Inc.*                                                                            5,581
    50,362    Calithera Biosciences, Inc.*                                                                     403
    41,204    Celgene Corp.*                                                                                 4,168
    75,900    Clementia Pharmaceuticals, Inc.*                                                               1,215
   232,734    Coherus Biosciences, Inc.*,(a)                                                                 2,351

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
   123,577    Cytokinetics, Inc.*                                                                       $    1,137
    20,394    Galapagos N.V.*                                                                                2,435
    18,204    Genmab A/S*                                                                                    3,334
    74,311    GlycoMimetics, Inc.*                                                                           1,671
    33,380    Incyte Corp.*                                                                                  3,014
    21,563    Innate Pharma S.A.*,(a)                                                                          156
    85,890    Ironwood Pharmaceuticals, Inc.*                                                                1,272
    81,670    Karyopharm Therapeutics, Inc.*                                                                   965
    66,818    Loxo Oncology, Inc.*                                                                           6,780
    66,039    Momenta Pharmaceuticals, Inc.*                                                                 1,123
    68,558    Nightstar Therapeutics plc*,(a) ADR                                                              976
   111,709    Portola Pharmaceuticals, Inc.*                                                                 5,732
     9,412    Regeneron Pharmaceuticals, Inc.*                                                               3,451
   356,472    Rigel Pharmaceuticals, Inc.*                                                                   1,426
    39,654    Seattle Genetics, Inc.*                                                                        2,074
   125,887    Syndax Pharmaceuticals, Inc.*                                                                  1,372
    21,489    TESARO, Inc.*                                                                                  1,450
   169,829    Trevena, Inc.*                                                                                   277
    26,767    Ultragenyx Pharmaceutical, Inc.*                                                               1,428
    31,416    UroGen Pharma Ltd.*                                                                            1,543
    34,850    Vertex Pharmaceuticals, Inc.*                                                                  5,815
    24,500    Zealand Pharma A/S* ADR                                                                          413
                                                                                                        ----------
                                                                                                            83,070
                                                                                                        ----------
              HEALTH CARE DISTRIBUTORS (0.8%)
    61,793    Cardinal Health, Inc.                                                                          4,436
    42,676    McKesson Corp.                                                                                 7,207
                                                                                                        ----------
                                                                                                            11,643
                                                                                                        ----------
              HEALTH CARE EQUIPMENT (5.6%)
   129,186    Abbott Laboratories                                                                            8,030
    72,372    AtriCure, Inc.*                                                                                1,180
    28,425    Baxter International, Inc.                                                                     2,047
    28,989    Becton, Dickinson & Co.                                                                        7,042
   374,672    Boston Scientific Corp.*                                                                      10,476
    19,974    Danaher Corp.                                                                                  2,023
    31,785    Edwards Lifesciences Corp.*                                                                    4,023
   143,717    Globus Medical, Inc.*                                                                          6,617
    43,673    Hologic, Inc.*                                                                                 1,865
   156,841    K2M Group Holdings, Inc.*                                                                      3,305
    44,037    Koninklijke Philips N.V.                                                                       1,797
   193,845    Medtronic plc                                                                                 16,649
     8,200    Penumbra, Inc.*,(a)                                                                              817
    60,647    Stryker Corp.                                                                                  9,969

================================================================================

4  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
    15,290    Teleflex, Inc.                                                                            $    4,247
     7,140    Zimmer Biomet Holdings, Inc.                                                                     908
                                                                                                        ----------
                                                                                                            80,995
                                                                                                        ----------
              HEALTH CARE FACILITIES (0.7%)
    51,476    Acadia Healthcare Co., Inc.*                                                                   1,754
   914,500    China Resources Phoenix Healthcare Holdings Co. Ltd.(a)                                        1,321
   150,429    Georgia Healthcare Group plc*,(b)                                                                705
    44,247    HCA Healthcare, Inc.*                                                                          4,476
    25,124    LifePoint Health, Inc.*                                                                        1,242
    11,250    Universal Health Services, Inc.                                                                1,367
                                                                                                        ----------
                                                                                                            10,865
                                                                                                        ----------
              HEALTH CARE SERVICES (0.1%)
    49,436    Envision Healthcare Corp.*                                                                     1,779
                                                                                                        ----------
              HEALTH CARE SUPPLIES (0.2%)
    25,922    Dentsply Sirona, Inc.                                                                          1,577
   111,631    Endologix, Inc.*,(a)                                                                             462
    21,095    OraSure Technologies, Inc.*                                                                      459
                                                                                                        ----------
                                                                                                             2,498
                                                                                                        ----------
              HEALTH CARE TECHNOLOGY (0.6%)
    25,460    athenahealth, Inc.*                                                                            3,190
    26,226    Cerner Corp.*                                                                                  1,813
    98,743    HMS Holdings Corp.*                                                                            1,691
    47,660    Teladoc, Inc.*,(a)                                                                             1,783
                                                                                                        ----------
                                                                                                             8,477
                                                                                                        ----------
              LIFE SCIENCES TOOLS & SERVICES (0.8%)
    14,453    ICON plc*                                                                                      1,583
    31,176    NanoString Technologies, Inc.*                                                                   234
    45,517    Thermo Fisher Scientific, Inc.                                                                10,201
    16,500    Wuxi Biologics Cayman, Inc.*,(b)                                                                 114
                                                                                                        ----------
                                                                                                            12,132
                                                                                                        ----------
              MANAGED HEALTH CARE (3.1%)
     9,029    Aetna, Inc.                                                                                    1,687
    29,102    Anthem, Inc.                                                                                   7,213
    30,133    Cigna Corp.                                                                                    6,278
     6,963    Humana, Inc.                                                                                   1,962
    12,688    Molina Healthcare, Inc.*                                                                       1,159
   121,900    Qualicorp S.A.                                                                                 1,171
    94,536    UnitedHealth Group, Inc.                                                                      22,384
    15,403    WellCare Health Plans, Inc.*                                                                   3,241
                                                                                                        ----------
                                                                                                            45,095
                                                                                                        ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              PHARMACEUTICALS (5.7%)
    67,322    Allergan plc                                                                              $   12,135
   242,529    AstraZeneca plc ADR                                                                            8,503
   230,206    Bristol-Myers Squibb Co.                                                                      14,411
    30,370    Chugai Pharmaceutical Co. Ltd.                                                                 1,605
    22,268    Dermira, Inc.*                                                                                   635
    60,020    Eisai Co. Ltd.                                                                                 3,426
   109,610    Eli Lilly & Co.                                                                                8,928
    16,397    Hikma Pharmaceuticals plc                                                                        225
    46,571    Impax Laboratories, Inc.*                                                                        906
    44,618    Intersect ENT, Inc.*                                                                           1,666
    14,262    Johnson & Johnson                                                                              1,971
    18,928    Kala Pharmaceuticals, Inc.*                                                                      288
    68,595    Medicines Co.*,(a)                                                                             2,273
   209,442    MediWound Ltd.*                                                                                  922
   125,514    Mylan N.V.*                                                                                    5,378
    87,852    MyoKardia, Inc.*                                                                               4,533
   111,763    Nabriva Therapeutics plc*                                                                        723
    94,070    Ono Pharmaceutical Co. Ltd.                                                                    2,322
    78,560    Revance Therapeutics, Inc.*                                                                    2,537
    40,430    Shionogi & Co. Ltd.                                                                            2,236
   648,340    Sino Biopharmaceutical Ltd.                                                                    1,195
    18,350    Takeda Pharmaceutical Co. Ltd.                                                                 1,078
    57,211    Teva Pharmaceutical Industries Ltd. ADR                                                        1,168
    37,203    UCB S.A.                                                                                       3,243
                                                                                                        ----------
                                                                                                            82,307
                                                                                                        ----------
              Total Health Care                                                                            338,861
                                                                                                        ----------
              INDUSTRIALS (2.2%)
              ------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.9%)
   569,336    Bizlink Holding, Inc.                                                                          5,421
    49,480    Nidec Corp.                                                                                    7,909
                                                                                                        ----------
                                                                                                            13,330
                                                                                                        ----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.5%)
   124,157    WageWorks, Inc.*                                                                               7,518
                                                                                                        ----------
              RESEARCH & CONSULTING SERVICES (0.8%)
   181,120    TransUnion*                                                                                   10,751
                                                                                                        ----------
              Total Industrials                                                                             31,599
                                                                                                        ----------

================================================================================

6  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (68.2%)
              ------------------------------
              APPLICATION SOFTWARE (3.9%)
    41,561    Guidewire Software, Inc.*                                                                 $    3,302
   227,052    salesforce.com, Inc.*                                                                         25,864
   228,287    Workday, Inc."A"*                                                                             27,369
                                                                                                        ----------
                                                                                                            56,535
                                                                                                        ----------
              COMMUNICATIONS EQUIPMENT (0.6%)
    32,953    Arista Networks, Inc.*                                                                         9,089
                                                                                                        ----------
              DATA PROCESSING & OUTSOURCED SERVICES (16.6%)
    82,512    Alliance Data Systems Corp.                                                                   21,178
   140,718    FleetCor Technologies, Inc.*                                                                  29,903
   507,805    Genpact Ltd.                                                                                  17,235
   356,516    Global Payments, Inc.                                                                         39,851
    77,200    Pagseguro Digital Ltd.*,(a)                                                                    2,157
   378,545    PayPal Holdings, Inc.*                                                                        32,297
   173,278    Total System Services, Inc.                                                                   15,398
   465,968    Visa, Inc."A"(a)                                                                              57,887
   167,382    WEX, Inc.*                                                                                    25,912
                                                                                                        ----------
                                                                                                           241,818
                                                                                                        ----------
              ELECTRONIC COMPONENTS (2.7%)
    78,336    Largan Precision Co. Ltd.                                                                     10,764
 1,874,860    Sunny Optical Technology Group Co. Ltd.                                                       25,956
11,900,000    Tongda Group Holdings Ltd.(a)                                                                  2,693
                                                                                                        ----------
                                                                                                            39,413
                                                                                                        ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
   122,177    Itron, Inc.*                                                                                   8,943
    40,227    VeriFone Systems, Inc.*                                                                          711
    89,359    Zebra Technologies Corp.*                                                                     11,006
                                                                                                        ----------
                                                                                                            20,660
                                                                                                        ----------
              ELECTRONIC MANUFACTURING SERVICES (1.8%)
   237,500    AAC Technologies Holdings, Inc.                                                                3,971
 1,067,436    Flex Ltd.*                                                                                    19,225
    11,500    IPG Photonics Corp.*                                                                           2,897
                                                                                                        ----------
                                                                                                            26,093
                                                                                                        ----------
              HOME ENTERTAINMENT SOFTWARE (0.6%)
   257,100    Nexon Co. Ltd.*                                                                                8,537
                                                                                                        ----------
              INTERNET SOFTWARE & SERVICES (14.4%)
   123,834    Alibaba Group Holding Ltd.*                                                                   25,298
    64,262    Alphabet, Inc."A"* ADR                                                                        75,972

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
    37,837    Cloudera, Inc.*                                                                           $      708
    17,367    CoStar Group, Inc.*                                                                            6,011
   148,717    Delivery Hero AG*,(b)                                                                          6,381
    74,475    Dropbox, Inc.*,(c),(d),(e)                                                                     1,108
   348,311    Facebook, Inc."A"*                                                                            65,096
    37,215    SINA Corp.*                                                                                    4,364
   422,112    Tencent Holdings Ltd.                                                                         25,016
                                                                                                        ----------
                                                                                                           209,954
                                                                                                        ----------
              IT CONSULTING & OTHER SERVICES (1.4%)
    71,843    Accenture plc                                                                                 11,545
   117,275    Cognizant Technology Solutions Corp.                                                           9,145
                                                                                                        ----------
                                                                                                            20,690
                                                                                                        ----------
              SEMICONDUCTOR EQUIPMENT (4.5%)
   187,168    Applied Materials, Inc.                                                                       10,038
    60,059    ASML Holdings N.V.                                                                            12,189
   196,753    Axcelis Technologies, Inc.*                                                                    5,096
    95,734    KLA-Tencor Corp.                                                                              10,512
 1,952,000    Sino-American Silicon Products, Inc.                                                           6,798
   248,336    Teradyne, Inc.                                                                                11,384
    48,200    Tokyo Electron Ltd.                                                                            9,033
                                                                                                        ----------
                                                                                                            65,050
                                                                                                        ----------
              SEMICONDUCTORS (14.8%)
 1,603,393    Advanced Micro Devices, Inc.*,(a)                                                             22,031
    64,988    Ams AG                                                                                         5,996
    61,861    Broadcom Ltd.                                                                                 15,343
    91,397    Cavium, Inc.*                                                                                  8,114
   366,591    Integrated Device Technology, Inc.*                                                           10,961
   245,839    Land Mark Optoelectronics Corp.                                                                3,121
   773,495    Marvell Technology Group Ltd.                                                                 18,046
   109,051    Microchip Technology, Inc.                                                                    10,384
   509,974    Micron Technology, Inc.*                                                                      22,296
    89,520    Microsemi Corp.*                                                                               5,532
   105,664    NVIDIA Corp.                                                                                  25,972
   353,998    QUALCOMM, Inc.                                                                                24,160
   293,000    Silergy Corp.                                                                                  6,253
 1,683,655    Taiwan Semiconductor Manufacturing Co. Ltd.                                                   14,731
    86,105    Texas Instruments, Inc.                                                                        9,443
   360,206    Tower Semiconductor Ltd.*                                                                     12,514
                                                                                                        ----------
                                                                                                           214,897
                                                                                                        ----------
              SYSTEMS SOFTWARE (1.6%)
   151,282    ServiceNow, Inc.*                                                                             22,521
                                                                                                        ----------

================================================================================

8  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (3.9%)
    85,600    Apple, Inc.                                                                               $   14,332
   737,000    Catcher Technology Co. Ltd.                                                                    8,446
   251,613    NetApp, Inc.                                                                                  15,474
     7,596    Samsung Electronics Co. Ltd.                                                                  17,748
                                                                                                        ----------
                                                                                                            56,000
                                                                                                        ----------
              Total Information Technology                                                                 991,257
                                                                                                        ----------
              Total Common Stocks (cost: $914,106)                                                       1,435,880
                                                                                                        ----------

              PREFERRED STOCKS (0.1%)

              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              INTERNET SOFTWARE & SERVICES (0.1%)
    55,796    Uber Technologies, Inc., 0.00%, *,(c),(d),(e) (Cost: $865,566)                                 1,958
                                                                                                        ----------
              Total Equity Securities (cost: $914,972)                                                   1,437,838
                                                                                                        ----------

              MONEY MARKET INSTRUMENTS (1.2%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.2%)
17,297,318    State Street Institutional Treasury Money Market Fund Premier
                Class, 1.23%(f) (cost: $17,297)                                                             17,297
                                                                                                        ----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (0.6%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)
    65,320    Federated Government Obligations Fund Institutional Class, 1.19%(f)                               65
 6,442,720    Goldman Sachs Financial Square Government Fund
                Institutional Class, 1.21%(f)                                                                6,357
    43,125    Invesco Government & Agency Portfolio Institutional Class, 1.24%(f)                               43
 1,550,561    Morgan Stanley Institutional Liquidity Funds Government Portfolio
                Institutional Class, 1.21%(f)                                                                1,551
 1,519,401    Western Asset Institutional Government Reserves Institutional Class, 1.22%(f)                  1,520
                                                                                                        ----------
              Total Short-Term Investments Purchased with Cash Collateral from
                Securities Loaned (cost: $9,536)                                                             9,536
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $941,805)                                                        $1,464,671
                                                                                                        ==========

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------------
ASSETS                                      LEVEL 1            LEVEL 2            LEVEL 3                TOTAL
--------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $1,434,772                 $-             $1,108           $1,435,880
  Preferred Stocks                                -                  -              1,958                1,958
Money Market Instruments:
  Government & U.S. Treasury
     Money Market Funds                      17,297                  -                  -               17,297
Short-Term Investments
  Purchased with Cash Collateral
  from Securities Loaned:
  Government & U.S. Treasury
     Money Market Funds                       9,536                  -                  -                9,536
--------------------------------------------------------------------------------------------------------------
Total                                    $1,461,605                 $-             $3,066           $1,464,671
--------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

--------------------------------------------------------------------------------------------------------------
                                        RECONCILIATION OF LEVEL 3 INVESTMENTS
--------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                       COMMON STOCKS               PREFERRED STOCKS
--------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2017                                             $ 1,778                        $ 5,520
Purchases                                                                     -                              -
Sales                                                                    (1,015)                        (2,548)
Transfers into Level 3                                                        -                              -
Transfers out of Level 3                                                      -                              -
Net realized gain (loss) on investments                                     321                          1,348
Change in net unrealized appreciation/(depreciation)
  of investments                                                             24                         (2,362)
--------------------------------------------------------------------------------------------------------------
Balance as of January 31, 2018                                          $ 1,108                        $ 1,958
--------------------------------------------------------------------------------------------------------------

For the period of August 1, 2017, through January 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

10  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

--------------------------------------------------------------------------------------------------------------
                      QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**
--------------------------------------------------------------------------------------------------------------
                          FAIR VALUE AT                                      SIGNIFICANT
                        JANUARY 31, 2018           VALUATION                UNOBSERVABLE
ASSETS                     ($ IN 000's)           TECHNIQUE(S)                INPUT(S)               RANGE
--------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
Common Stocks                 $1,108                 Market              Revenue Multiple(a)
                                                   Comparables                                    4.7x - 10.0x
                                                                         Discount for lack
                                                                         of marketability(b)          10%
--------------------------------------------------------------------------------------------------------------

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

 ** Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 20.2% of net assets at January 31, 2018.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, was out on loan as of January 31, 2018.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

================================================================================

12  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    (c) Security was fair valued at January 31, 2018, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $3,066,000, which represented 0.2% of the Fund's net assets.

    (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2018, was $3,066,000, which represented 0.2% of the Fund's net assets.

    (e) Security was fair valued at Level 3.

    (f) Rate represents the money market fund annualized seven-day yield at January 31, 2018.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  13

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities on
       loan of $61,018) (cost of $941,805)                                    $1,464,671
   Cash                                                                              218
   Receivables:
       Capital shares sold                                                         1,025
       Dividends and interest                                                        330
       Securities sold                                                             3,333
       Other                                                                          20
                                                                              ----------
           Total assets                                                        1,469,597
                                                                              ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                             9,536
      Securities purchased                                                         3,668
      Capital shares redeemed                                                      1,072
   Accrued management fees                                                           866
   Accrued transfer agent's fees                                                      59
   Other accrued expenses and payables                                               220
                                                                              ----------
           Total liabilities                                                      15,421
                                                                              ----------
              Net assets applicable to capital shares outstanding             $1,454,176
                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $  893,959
   Accumulated undistributed net investment loss                                  (2,823)
   Accumulated net realized gain on investments                                   40,173
   Net unrealized appreciation of investments                                    522,866
   Net unrealized appreciation of foreign currency translations                        1
                                                                              ----------
              Net assets applicable to capital shares outstanding             $1,454,176
                                                                              ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,330,098/46,299
          capital shares outstanding, no par value)                           $    28.73
                                                                              ==========
      Adviser Shares (net assets of $124,078/4,419
          capital shares outstanding, no par value)                           $    28.08
                                                                              ==========

See accompanying notes to financial statements.

================================================================================

14  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $166)                          $    4,279
   Interest                                                                           98
   Securities lending (net)                                                           85
                                                                              ----------
       Total income                                                                4,462
                                                                              ----------
EXPENSES
   Management fees                                                                 4,975
   Administration and servicing fees:
       Fund Shares                                                                   908
       Adviser Shares                                                                 89
   Transfer agent's fees:
       Fund Shares                                                                   741
       Adviser Shares                                                                 79
   Distribution and service fees (Note 7F):
       Adviser Shares                                                                148
   Custody and accounting fees:
       Fund Shares                                                                    90
       Adviser Shares                                                                  9
   Postage:
       Fund Shares                                                                    38
       Adviser Shares                                                                  3
   Shareholder reporting fees:
       Fund Shares                                                                    20
       Adviser Shares                                                                  1
   Trustees' fees                                                                     17
   Registration fees:
       Fund Shares                                                                    18
       Adviser Shares                                                                 11
   Professional fees                                                                  69
   Other                                                                              14
                                                                              ----------
            Total expenses                                                         7,230
   Expenses paid indirectly:
       Fund Shares                                                                    (1)
                                                                              ----------
            Net expenses                                                           7,229
                                                                              ----------
NET INVESTMENT LOSS                                                               (2,767)
                                                                              ----------

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on:
       Investments                                                            $   69,201
       Foreign currency transactions                                                   6
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                               129,573
       Foreign currency translations                                                  (1)
                                                                              ----------
           Net realized and unrealized gain                                      198,779
                                                                              ----------
   Increase in net assets resulting from operations                           $  196,012
                                                                              ==========

See accompanying notes to financial statements.

================================================================================

16  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited), and year ended
July 31, 2017

----------------------------------------------------------------------------------------

                                                                 1/31/2018     7/31/2017
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                                          $   (2,767)   $   (3,399)
   Net realized gain on investments                                 69,201       113,122
   Net realized gain on foreign currency transactions                    6           119
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                  129,573       155,827
      Foreign currency translations                                     (1)           (3)
                                                                ------------------------
      Increase in net assets resulting from operations             196,012       265,666
                                                                ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gains:
      Fund Shares                                                  (93,869)      (36,810)
      Adviser Shares                                                (9,146)       (4,096)
                                                                ------------------------
      Distributions to shareholders                               (103,015)      (40,906)
                                                                ------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                     107,748        31,884
   Adviser Shares                                                      616       (27,888)
                                                                ------------------------
      Total net increase in net assets
           from capital share transactions                         108,364         3,996
                                                                ------------------------
   Net increase in net assets                                      201,361       228,756

NET ASSETS
   Beginning of period                                           1,252,815     1,024,059
                                                                ------------------------
   End of period                                                $1,454,176    $1,252,815
                                                                ========================
Accumulated undistributed net investment loss:
   End of period                                                $   (2,823)   $      (56)
                                                                ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Science & Technology Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term capital appreciation.

The Fund consists of two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's

================================================================================

18  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5.  Repurchase agreements are valued at cost.

    6. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an

================================================================================

20  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

        independent pricing service and are categorized in Level 2 of the fair value hierarchy.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The valuation of securities falling in the Level 3 category is primarily supported by a weighted average price between the tender offer price and the original direct offer price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

    The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases, discounts may be applied due to market liquidity limitations.

    The valuation methodology applied to certain Level 3 securities changed during the year. Securities that were previously valued using valuation models are now being valued at a weighted average price between the tender offer price and the original direct offer price.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended January 31, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net

================================================================================

22  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    fluctuations arising from changes in market prices of securities held.
    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received.
    At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2018, brokerage commission recapture credits reduced the Fund Shares and Adviser Shares by $1,000 and less than $500 respectively. For the six-month period ended January 31, 2018, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

24  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended January 31, 2018, the Fund paid CAPCO facility fees of $5,000, which represents 1.6% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of July 31, 2018, in accordance with applicable federal tax law.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of January 31, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2018, were $538,237,000 and $15,371,000, respectively, resulting in net unrealized appreciation of $522,866,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2018, were $347,525,000 and $334,391,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy

================================================================================

26  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At January 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                           NON-CASH COLLATERAL                         CASH COLLATERAL
--------------------------------------------------------------------------------------------------
  $61,018,000                               $52,434,000                               $9,536,000
--------------------------------------------------------------------------------------------------

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                              SIX-MONTH PERIOD ENDED             YEAR ENDED
                                                 JANUARY 31, 2018              JULY 31, 2017
    ---------------------------------------------------------------------------------------------
                                              SHARES         AMOUNT        SHARES          AMOUNT
                                              ---------------------------------------------------
    FUND SHARES:
    Shares sold                                4,089       $113,470         8,225       $ 191,312
    Shares issued from
     reinvested dividends                      3,464         91,940         1,688          36,120
    Shares redeemed                           (3,542)       (97,662)       (8,557)       (195,548)
                                              ---------------------------------------------------
    Net increase from capital
     share transactions                        4,011       $107,748         1,356       $  31,884
                                              ===================================================
    ADVISER SHARES:
    Shares sold                                  317       $  8,590         1,324       $  30,059
    Shares issued from
     reinvested dividends                        344          8,928           191           4,015
    Shares redeemed                             (625)       (16,902)       (2,782)        (61,962)
                                              ---------------------------------------------------
    Net increase (decrease) from capital
     share transactions                           36       $    616        (1,267)      $ (27,888)
                                              ===================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Science & Technology Funds Index. The Lipper Science & Technology Funds Index tracks the total return performance of funds within the Lipper Science & Technology Funds category.

    The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                                  ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                               (IN BASIS POINTS)(1)
    -------------------------------------------------------------------------
    +/- 100 to 400                                     +/- 4
    +/- 401 to 700                                     +/- 5
    +/- 701 and greater                                +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

28  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Science & Technology Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2018, the Fund incurred total management fees, paid or payable to the Manager, of $4,975,000, which included a performance adjustment for the Fund Shares and Adviser Shares of ($3,000) and ($8,000), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were less than (0.01%) and (0.01%), respectively.

B. SUBADVISORY ARRANGEMENT(S) - The Manager entered into an Investment Subadvisory Agreement with Wellington Management Company LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.45% of the Fund's average net assets for the first $100 million in assets that Wellington Management manages, plus 0.35% of the Fund's average net assets for assets over $100 million that Wellington Management manages. For the six-month period ended January 31, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Wellington Management, of $2,381,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended January 31, 2018, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $908,000 and $89,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2018, the Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. EXPENSE LIMITATION - The Manager agreed, through November 30, 2018, to limit the total annual operating expenses of the Adviser Shares to 1.35% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through November 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to December 1, 2017, the Adviser Shares's expense limitation was 1.40% of its average net assets. For the six-month period ended January 31, 2018, the Adviser Shares did not incur any reimbursable expenses.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended January 31, 2018, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $741,000 and $79,000, respectively.

================================================================================

30  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

F. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company
    (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $148,000.

G. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(8) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

================================================================================

32  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                        PERIOD ENDED
                                         JANUARY 31,                        YEAR ENDED JULY 31,
                                        -------------------------------------------------------------------------------------
                                              2018           2017          2016            2015           2014           2013
                                        -------------------------------------------------------------------------------------
Net asset value at
 beginning of period                    $    26.89     $    22.03      $  23.07        $  20.96       $  17.78       $  14.24
                                        -------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment
  income (loss)                               (.05)           .05          (.01)            .27           (.09)(b)        .03(a)
 Net realized and
  unrealized gain                             4.09           5.68           .37            4.35           4.86(b)        3.51
                                        -------------------------------------------------------------------------------------
Total from investment
 operations                                   4.04           5.73           .36            4.62           4.77(b)        3.54
                                        -------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                           -              -             -            (.31)          (.40)             -
 Realized capital gains                      (2.20)          (.87)        (1.40)          (2.20)         (1.19)             -
                                        -------------------------------------------------------------------------------------
Total distributions                          (2.20)          (.87)        (1.40)          (2.51)         (1.59)             -
                                        -------------------------------------------------------------------------------------
Net asset value at
 end of period                          $    28.73     $    26.89      $  22.03        $  23.07       $  20.96       $  17.78
                                        =====================================================================================
Total return (%)*                            15.70          27.05          1.74           23.45          27.94          24.86
Net assets at end
 of period (000)                        $1,330,098     $1,137,256      $901,629        $853,755       $589,615       $436,613
Ratios to average
 net assets:**
 Expenses (%)(c)                              1.06(d)        1.14          1.17            1.18           1.24           1.34
 Net investment
   income (loss) (%)                          (.39)(d)       (.28)         (.24)            .52           (.44)          (.08)
Portfolio turnover (%)                          26             75            83              73             91             93

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $1,203,464,000.
(a) Reflected a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses was due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.
(b) Calculated using average shares.
(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                        PERIOD ENDED
                                         JANUARY 31,                        YEAR ENDED JULY 31,
                                        -----------------------------------------------------------------------------------
                                            2018          2017             2016            2015          2014          2013
                                        -----------------------------------------------------------------------------------
Net asset value at
 beginning of period                    $  26.36       $ 21.67         $  22.77        $  20.78       $ 17.64        $14.16
                                        -----------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment
  income (loss)                             (.09)         (.02)            (.07)            .13(b)       (.12)(b)       .00(a)
 Net realized and
  unrealized gain                           4.01          5.58              .37            4.39(b)       4.82(b)       3.48
                                        -----------------------------------------------------------------------------------
Total from investment
 operations                                 3.92          5.56              .30            4.52(b)       4.70(b)       3.48
                                        -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income                         -             -                -            (.33)         (.37)            -
 Realized capital gains                    (2.20)         (.87)           (1.40)          (2.20)        (1.19)            -
                                        -----------------------------------------------------------------------------------
Total distributions                        (2.20)         (.87)           (1.40)          (2.53)        (1.56)            -
                                        -----------------------------------------------------------------------------------
Net asset value
 at end of period                       $  28.08       $ 26.36         $  21.67        $  22.77       $ 20.78        $17.64
                                        ===================================================================================
Total return (%)*                          15.55         26.71             1.48           23.18         27.73         24.58
Net assets at end of
 period (000)                           $124,078      $115,559         $122,430        $122,019       $17,901        $8,815
Ratios to average
 net assets:**
 Expenses (%)(c)                            1.33(d),(g)   1.41(f)          1.42            1.42          1.41(e)       1.56
 Expenses, excluding
   reimbursements (%)(c)                    1.33(d)       1.42             1.42            1.42          1.41          1.56
 Net investment
   income (loss) (%)                        (.65)(d)      (.55)            (.50)            .59          (.61)         (.30)
Portfolio turnover (%)                        26            75               83              73            91            93

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $117,297,000.
(a) Represents less than $0.01 per share.
(b) Calculated using average shares.
(c) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to December 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.65% of the Adviser Shares' average net assets.
(f) Effective to December 1, 2016, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.40% of the Adviser Shares' average net assets.
(g) Effective to December 1, 2017, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.35% of the Adviser Shares' average net assets.

================================================================================

34  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2017, through January 31, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                           BEGINNING               ENDING                DURING PERIOD*
                                         ACCOUNT VALUE          ACCOUNT VALUE           AUGUST 1, 2017 -
                                         AUGUST 1, 2017        JANUARY 31, 2018         JANUARY 31, 2018
                                        ----------------------------------------------------------------
FUND SHARES
Actual                                    $ 1,000.00             $ 1,157.00                 $ 5.76

Hypothetical
 (5% return before expenses)                1,000.00               1,019.86                   5.40

ADVISER SHARES
Actual                                      1,000.00               1,155.50                   7.23

Hypothetical
 (5% return before expenses)                1,000.00               1,018.50                   6.77

*Expenses are equal to the Fund's annualized expense ratio of 1.06% for Fund
 Shares and 1.33% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 15.70% for Fund Shares and 15.55% for Adviser Shares for the six-month period of August 1, 2017, through January 31, 2018.

================================================================================

36  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   31704-0318                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                                    [GRAPHIC OF USAA VALUE FUND]

 ==============================================================

          SEMIANNUAL REPORT
          USAA VALUE FUND
          FUND SHARES (UVALX) o INSTITUTIONAL SHARES (UIVAX)
          o ADVISER SHARES (UAVAX)
          JANUARY 31, 2018

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

FINANCIAL INFORMATION

    Portfolio of Investments                                                  3

    Notes to Portfolio of Investments                                        11

    Financial Statements                                                     13

    Notes to Financial Statements                                            16

EXPENSE EXAMPLE                                                              34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA VALUE FUND (THE FUND) SEEKS LONG-TERM GROWTH OF CAPITAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets primarily in equity securities of companies that are considered to be undervalued. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 1/31/18 o
                                (% of Net Assets)

Wells Fargo & Co. ......................................................  2.1%
JPMorgan Chase & Co. ...................................................  2.1%
Johnson Controls International plc .....................................  2.1%
Anthem, Inc. ...........................................................  2.0%
Dollar General Corp. ...................................................  1.9%
Philip Morris International, Inc. ......................................  1.8%
QUALCOMM, Inc. .........................................................  1.8%
Microsoft Corp. ........................................................  1.8%
BP plc ADR .............................................................  1.8%
Medtronic plc ..........................................................  1.8%

                        o SECTOR ALLOCATION* - 1/31/18 o

                        [PIE CHART OF SECTOR ALLOCATION*]

FINANCIALS                                                               19.8%
INDUSTRIALS                                                              15.5%
INFORMATION TECHNOLOGY                                                   15.0%
HEALTH CARE                                                              13.8%
CONSUMER DISCRETIONARY                                                   11.4%
ENERGY                                                                    9.7%
CONSUMER STAPLES                                                          5.8%
MATERIALS                                                                 5.2%
TELECOMMUNICATION SERVICES                                                1.3%
UTILITIES                                                                 1.0%

                                   [END CHART]

*Does not include money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 3-10.

================================================================================

2  | USAA VALUE FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (98.5%)

              COMMON STOCKS (98.5%)

              CONSUMER DISCRETIONARY (11.4%)
              ------------------------------
              APPAREL RETAIL (0.5%)
   150,400    L Brands, Inc.                                                                            $    7,534
                                                                                                        ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.5%)
   381,700    Hanesbrands, Inc.                                                                              8,290
                                                                                                        ----------
              AUTO PARTS & EQUIPMENT (0.6%)
    36,100    Adient plc                                                                                     2,340
   469,023    American Axle & Manufacturing Holdings, Inc.*                                                  8,278
                                                                                                        ----------
                                                                                                            10,618
                                                                                                        ----------
              CABLE & SATELLITE (1.1%)
   452,700    Comcast Corp. "A"                                                                             19,253
                                                                                                        ----------
              GENERAL MERCHANDISE STORES (1.9%)
   322,810    Dollar General Corp.                                                                          33,288
                                                                                                        ----------
              HOME IMPROVEMENT RETAIL (1.7%)
   285,552    Lowe's Cos., Inc.                                                                             29,906
                                                                                                        ----------
              HOTELS, RESORTS & CRUISE LINES (2.5%)
   197,260    Carnival Corp.                                                                                14,125
   248,400    Norwegian Cruise Line Holdings Ltd.*                                                          15,088
   110,400    Royal Caribbean Cruises Ltd.                                                                  14,744
                                                                                                        ----------
                                                                                                            43,957
                                                                                                        ----------
              HOUSEHOLD APPLIANCES (0.8%)
    77,747    Whirlpool Corp.                                                                               14,105
                                                                                                        ----------
              LEISURE FACILITIES (0.2%)
   262,600    SeaWorld Entertainment, Inc.*(a)                                                               4,005
                                                                                                        ----------
              MOVIES & ENTERTAINMENT (1.2%)
   557,000    Twenty-First Century Fox, Inc. "A"                                                            20,553
                                                                                                        ----------
              PUBLISHING (0.4%)
    91,500    Meredith Corp.                                                                                 6,052
                                                                                                        ----------
              Total Consumer Discretionary                                                                 197,561
                                                                                                        ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (5.8%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.4%)
   390,300    Darling Ingredients, Inc.*                                                                $    7,236
                                                                                                        ----------
              DRUG RETAIL (1.1%)
   229,300    CVS Health Corp.                                                                              18,044
                                                                                                        ----------
              SOFT DRINKS (1.1%)
   481,800    Coca-Cola European Partners plc                                                               19,349
                                                                                                        ----------
              TOBACCO (3.2%)
   348,918    Altria Group, Inc.                                                                            24,543
   292,587    Philip Morris International, Inc.                                                             31,374
                                                                                                        ----------
                                                                                                            55,917
                                                                                                        ----------
              Total Consumer Staples                                                                       100,546
                                                                                                        ----------
              ENERGY (9.7%)
              -------------
              INTEGRATED OIL & GAS (4.3%)
   718,256    BP plc ADR                                                                                    30,734
   174,900    Chevron Corp.                                                                                 21,924
   292,624    Occidental Petroleum Corp.                                                                    21,938
                                                                                                        ----------
                                                                                                            74,596
                                                                                                        ----------
              OIL & GAS EXPLORATION & PRODUCTION (4.0%)
   522,200    Callon Petroleum Co.*                                                                          5,927
   481,557    ConocoPhillips                                                                                28,320
   254,700    Devon Energy Corp.                                                                            10,537
 1,434,600    Kosmos Energy Ltd.*                                                                            9,913
   372,900    Vermilion Energy, Inc.                                                                        14,096
                                                                                                        ----------
                                                                                                            68,793
                                                                                                        ----------
              OIL & GAS REFINING & MARKETING (1.4%)
   244,777    Phillips 66                                                                                   25,065
                                                                                                        ----------
              Total Energy                                                                                 168,454
                                                                                                        ----------
              FINANCIALS (19.8%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
   143,000    State Street Corp.                                                                            15,754
                                                                                                        ----------
              CONSUMER FINANCE (3.3%)
   223,241    American Express Co.                                                                          22,190
    85,800    Capital One Financial Corp.                                                                    8,920
   563,100    Navient Corp.                                                                                  8,024
    90,000    PRA Group, Inc.*                                                                               3,218
 1,235,500    SLM Corp.*                                                                                    14,134
                                                                                                        ----------
                                                                                                            56,486
                                                                                                        ----------

================================================================================

4  | USAA VALUE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (7.3%)
   836,666    Bank of America Corp.                                                                     $   26,773
   332,653    Citigroup, Inc.                                                                               26,107
   314,044    JPMorgan Chase & Co.                                                                          36,326
   565,132    Wells Fargo & Co.                                                                             37,174
                                                                                                        ----------
                                                                                                           126,380
                                                                                                        ----------
              INSURANCE BROKERS (1.0%)
   106,207    Willis Towers Watson plc                                                                      17,043
                                                                                                        ----------
              MULTI-LINE INSURANCE (1.1%)
   304,428    American International Group, Inc.                                                            19,459
                                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (1.3%)
   201,900    FNF Group                                                                                      7,870
   414,200    XL Group Ltd.                                                                                 15,259
                                                                                                        ----------
                                                                                                            23,129
                                                                                                        ----------
              REGIONAL BANKS (3.8%)
   298,800    Fifth Third Bancorp                                                                            9,890
   703,100    KeyCorp                                                                                       15,046
    96,199    PNC Financial Services Group, Inc.                                                            15,202
   102,200    Prosperity Bancshares, Inc.                                                                    7,747
   121,300    Texas Capital Bancshares, Inc.*                                                               11,499
    96,500    UMB Financial Corp.                                                                            7,352
                                                                                                        ----------
                                                                                                            66,736
                                                                                                        ----------
              THRIFTS & MORTGAGE FINANCE (1.1%)
   594,300    MGIC Investment Corp.*                                                                         8,807
   726,400    New York Community Bancorp, Inc.                                                              10,286
                                                                                                        ----------
                                                                                                            19,093
                                                                                                        ----------
              Total Financials                                                                             344,080
                                                                                                        ----------
              HEALTH CARE (13.8%)
              -------------------
              HEALTH CARE DISTRIBUTORS (1.3%)
   214,700    Cardinal Health, Inc.                                                                         15,413
   226,200    Patterson Companies, Inc.                                                                      8,119
                                                                                                        ----------
                                                                                                            23,532
                                                                                                        ----------
              HEALTH CARE EQUIPMENT (2.0%)
   229,300    Invacare Corp.                                                                                 4,219
   354,783    Medtronic plc                                                                                 30,472
                                                                                                        ----------
                                                                                                            34,691
                                                                                                        ----------
              HEALTH CARE FACILITIES (0.4%)
   126,080    Encompass Health Corp.                                                                         6,672
                                                                                                        ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              HEALTH CARE SERVICES (1.0%)
   217,597    Express Scripts Holding Co.*                                                              $   17,229
                                                                                                        ----------
              MANAGED HEALTH CARE (3.8%)
   141,255    Anthem, Inc.                                                                                  35,010
    79,200    Cigna Corp.                                                                                   16,501
    60,122    UnitedHealth Group, Inc.                                                                      14,236
                                                                                                        ----------
                                                                                                            65,747
                                                                                                        ----------
              PHARMACEUTICALS (5.3%)
   180,857    Johnson & Johnson                                                                             24,993
   276,229    Merck & Co., Inc.                                                                             16,367
   727,443    Pfizer, Inc.                                                                                  26,944
   348,665    Sanofi ADR                                                                                    15,317
   420,191    Teva Pharmaceutical Industries Ltd. ADR                                                        8,576
                                                                                                        ----------
                                                                                                            92,197
                                                                                                        ----------
              Total Health Care                                                                            240,068
                                                                                                        ----------
              INDUSTRIALS (15.5%)
              -------------------
              AEROSPACE & DEFENSE (4.1%)
    77,233    General Dynamics Corp.                                                                        17,183
    48,444    Raytheon Co.                                                                                  10,122
   165,800    Spirit AeroSystems Holdings, Inc. "A"                                                         16,971
   193,169    United Technologies Corp.                                                                     26,659
                                                                                                        ----------
                                                                                                            70,935
                                                                                                        ----------
              AIR FREIGHT & LOGISTICS (0.4%)
   259,814    Air Transport Services Group, Inc.*                                                            6,459
                                                                                                        ----------
              BUILDING PRODUCTS (4.3%)
   125,825    Gibraltar Industries, Inc.*                                                                    4,668
   928,303    Johnson Controls International plc                                                            36,325
   216,600    Owens Corning                                                                                 20,137
   132,900    Simpson Manufacturing Co., Inc.                                                                7,807
    46,800    Trex Co., Inc.*                                                                                5,222
                                                                                                        ----------
                                                                                                            74,159
                                                                                                        ----------
              CONSTRUCTION & ENGINEERING (0.7%)
   135,221    Comfort Systems USA, Inc.                                                                      5,761
   245,900    Primoris Services Corp.                                                                        6,393
                                                                                                        ----------
                                                                                                            12,154
                                                                                                        ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.8%)
   309,500    Federal Signal Corp.                                                                           6,295
   167,502    Terex Corp.                                                                                    7,876
                                                                                                        ----------
                                                                                                            14,171
                                                                                                        ----------

================================================================================

6  | USAA VALUE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              DIVERSIFIED SUPPORT SERVICES (0.3%)
   139,330    Mobile Mini, Inc.                                                                         $    5,274
                                                                                                        ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    97,800    Encore Wire Corp.                                                                              4,949
                                                                                                        ----------
              INDUSTRIAL CONGLOMERATES (1.2%)
 1,318,700    General Electric Co.                                                                          21,323
                                                                                                        ----------
              INDUSTRIAL MACHINERY (1.8%)
   256,000    Actuant Corp. "A"                                                                              6,336
    83,100    Barnes Group, Inc.                                                                             5,467
   146,300    Colfax Corp.*                                                                                  5,855
    79,700    Stanley Black & Decker, Inc.                                                                  13,249
                                                                                                        ----------
                                                                                                            30,907
                                                                                                        ----------
              RAILROADS (0.5%)
    55,900    Norfolk Southern Corp.                                                                         8,434
                                                                                                        ----------
              RESEARCH & CONSULTING SERVICES (0.2%)
   124,600    Nielsen Holdings plc                                                                           4,661
                                                                                                        ----------
              TRUCKING (0.9%)
    43,600    AMERCO                                                                                        15,917
                                                                                                        ----------
              Total Industrials                                                                            269,343
                                                                                                        ----------
              INFORMATION TECHNOLOGY (15.0%)
              ------------------------------
              APPLICATION SOFTWARE (1.3%)
   740,700    Micro Focus International plc ADR                                                             22,399
                                                                                                        ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    76,219    Black Knight, Inc.*                                                                            3,773
                                                                                                        ----------
              ELECTRONIC COMPONENTS (1.3%)
   242,700    II-VI, Inc.*                                                                                  10,351
   539,440    Vishay Intertechnology, Inc.                                                                  11,841
                                                                                                        ----------
                                                                                                            22,192
                                                                                                        ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
   116,200    FARO Technologies, Inc.*                                                                       6,264
    96,300    MTS Systems Corp.                                                                              4,993
                                                                                                        ----------
                                                                                                            11,257
                                                                                                        ----------
              ELECTRONIC MANUFACTURING SERVICES (0.6%)
    95,100    Park Electrochemical Corp.                                                                     1,740
   137,900    Plexus Corp.*                                                                                  8,240
                                                                                                        ----------
                                                                                                             9,980
                                                                                                        ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              SEMICONDUCTOR EQUIPMENT (1.4%)
   336,500    Brooks Automation, Inc.                                                                   $    9,388
   420,386    Photronics, Inc.*                                                                              3,531
   241,700    Versum Materials, Inc.                                                                         8,895
   293,100    Xcerra Corp.*                                                                                  2,925
                                                                                                        ----------
                                                                                                            24,739
                                                                                                        ----------
              SEMICONDUCTORS (4.9%)
    50,200    Broadcom Ltd.                                                                                 12,451
   250,230    Diodes, Inc.*                                                                                  7,054
   142,000    Microchip Technology, Inc.                                                                    13,521
   458,019    QUALCOMM, Inc.                                                                                31,260
   188,512    Texas Instruments, Inc.                                                                       20,674
                                                                                                        ----------
                                                                                                            84,960
                                                                                                        ----------
              SYSTEMS SOFTWARE (3.5%)
   325,321    Microsoft Corp.                                                                               30,909
   586,266    Oracle Corp.                                                                                  30,245
                                                                                                        ----------
                                                                                                            61,154
                                                                                                        ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.2%)
 1,253,600    Hewlett Packard Enterprise Co.                                                                20,559
                                                                                                        ----------
              Total Information Technology                                                                 261,013
                                                                                                        ----------
              MATERIALS (5.2%)
              ----------------
              DIVERSIFIED CHEMICALS (1.2%)
   282,788    DowDuPont, Inc.                                                                               21,373
                                                                                                        ----------
              DIVERSIFIED METALS & MINING (0.7%)
   637,800    Ferroglobe plc                                                                                 9,223
    62,000    Materion Corp.                                                                                 3,081
                                                                                                        ----------
                                                                                                            12,304
                                                                                                        ----------
              INDUSTRIAL GASES (1.3%)
   129,365    Air Products & Chemicals, Inc.                                                                21,781
                                                                                                        ----------
              SPECIALTY CHEMICALS (1.4%)
   271,300    Axalta Coating Systems Ltd.*                                                                   8,546
    58,600    Celanese Corp. "A"                                                                             6,338
   234,100    Flotek Industries, Inc.*                                                                       1,288
   176,800    PolyOne Corp.                                                                                  7,684
                                                                                                        ----------
                                                                                                            23,856
                                                                                                        ----------
              STEEL (0.6%)
   399,400    Allegheny Technologies, Inc.*                                                                 10,768
                                                                                                        ----------
              Total Materials                                                                               90,082
                                                                                                        ----------

================================================================================

8  | USAA VALUE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (1.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
   413,914    Verizon Communications, Inc.                                                              $   22,380
                                                                                                        ----------
              UTILITIES (1.0%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
    84,300    Pinnacle West Capital Corp.                                                                    6,740
   165,300    Xcel Energy, Inc.                                                                              7,544
                                                                                                        ----------
                                                                                                            14,284
                                                                                                        ----------
              MULTI-UTILITIES (0.2%)
   140,800    CenterPoint Energy, Inc.                                                                       3,968
                                                                                                        ----------
              Total Utilities                                                                               18,252
                                                                                                        ----------
              Total Common Stocks (cost: $1,155,927)                                                     1,711,779
                                                                                                        ----------

              RIGHTS (0.0%)

              MATERIALS (0.0%)
              ----------------
              DIVERSIFIED METALS & MINING (0.0%)
   545,600    Ferroglobe Representation & Warranty Insurance Trust *(b),(c) (cost: $0)                           -
                                                                                                        ----------
              Total Equity Securities (cost: $1,155,927)                                                 1,711,779
                                                                                                        ----------

              MONEY MARKET INSTRUMENTS (1.5%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.5%)
25,504,527    State Street Institutional Treasury Money Market Fund Premier Class, 1.23%(d)
                (cost: $25,504)                                                                             25,504
                                                                                                        ----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (0.1%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
   387,000    Goldman Sachs Financial Square Government Fund
                Institutional Class, 1.21%(d)                                                                  387
 1,713,800    Invesco Government & Agency Portfolio Institutional Class, 1.24%(d)                            1,714
                                                                                                        ----------
              Total Short-Term Investments Purchased with Cash Collateral
                from Securities Loaned (cost: $2,101)                                                        2,101
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $1,183,532)                                                      $1,739,384
                                                                                                        ==========

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                          LEVEL 1            LEVEL 2           LEVEL 3                 TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $1,711,779                 $-                $-            $1,711,779
  Rights                                              -                  -                 -                     -
Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                           25,504                  -                 -                25,504
Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                            2,101                  -                 -                 2,101
------------------------------------------------------------------------------------------------------------------
Total                                        $1,739,384                 $-                $-            $1,739,384
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through January 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

10  | USAA VALUE FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.2% of net assets at January 31, 2018.

o   CATEGORIES AND DEFINITIONS

    RIGHTS - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, was out on loan as of January 31, 2018.

    (b) Security was fair valued at January 31, 2018, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees (the Board).

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  11

================================================================================

    (c) Security was fair valued at Level 3.

    (d) Rate represents the money market fund annualized seven-day yield at January 31, 2018.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

12  | USAA VALUE FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities on
      loan of $2,002) (cost of $1,183,532)                                    $1,739,384
   Receivables:
      Capital shares sold                                                            993
      Dividends and interest                                                       1,678
      Other                                                                            2
                                                                              ----------
           Total assets                                                        1,742,057
                                                                              ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                             2,101
      Securities purchased                                                           551
      Capital shares redeemed                                                        881
   Accrued management fees                                                           952
   Accrued transfer agent's fees                                                      41
   Other accrued expenses and payables                                               184
                                                                              ----------
          Total liabilities                                                        4,710
                                                                              ----------
             Net assets applicable to capital shares outstanding              $1,737,347
                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $1,160,589
   Accumulated undistributed net investment income                                   671
   Accumulated net realized gain on investments                                   20,235
   Net unrealized appreciation of investments                                    555,852
                                                                              ----------
             Net assets applicable to capital shares outstanding              $1,737,347
                                                                              ==========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $1,051,884/46,462 capital
        shares outstanding, no par value)                                     $    22.64
                                                                              ==========
     Institutional Shares (net assets of $675,367/29,856 capital
        shares outstanding, no par value)                                     $    22.62
                                                                              ==========
     Adviser Shares (net assets of $10,096/447 capital
        shares outstanding, no par value)                                     $    22.57
                                                                              ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $62)                           $ 16,593
   Interest                                                                        169
   Securities lending (net)                                                         26
                                                                              --------
          Total income                                                          16,788
                                                                              --------
EXPENSES
   Management fees                                                               5,767
   Administration and servicing fees:
      Fund Shares                                                                  737
      Institutional Shares                                                         311
      Adviser Shares                                                                 7
   Transfer agent's fees:
      Fund Shares                                                                  606
      Institutional Shares                                                         311
   Distribution and service fees (Note 7F):
      Adviser Shares                                                                12
   Custody and accounting fees:
      Fund Shares                                                                   59
      Institutional Shares                                                          34
      Adviser Shares                                                                 1
      Postage:
      Fund Shares                                                                   33
   Shareholder reporting fees:
      Fund Shares                                                                   18
   Trustees' fees                                                                   17
   Registration fees:
      Fund Shares                                                                   22
      Institutional Shares                                                          10
      Adviser Shares                                                                 6
   Professional fees                                                                60
   Other                                                                            16
                                                                              --------
      Total expenses                                                             8,027
                                                                              --------
NET INVESTMENT INCOME                                                            8,761
                                                                              --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain on:
       Investments                                                              39,620
       Foreign currency transactions                                                 1
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                             148,511
                                                                              --------
          Net realized and unrealized gain                                     188,132
                                                                              --------
   Increase in net assets resulting from operations                           $196,893
                                                                              ========

See accompanying notes to financial statements.

================================================================================

14  | USAA VALUE FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited), and year ended July 31,
2017

----------------------------------------------------------------------------------------
                                                                 1/31/2018     7/31/2017
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                        $    8,761    $   20,260
   Net realized gain on investments                                 39,620        98,299
   Net realized gain on foreign currency transactions                    1             -
   Change in net unrealized appreciation/(depreciation)
      of investments                                               148,511        90,231
                                                                ------------------------
      Increase in net assets resulting from operations             196,893       208,790
                                                                ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                   (9,527)      (12,200)
      Institutional Shares                                          (6,564)       (8,357)
      Adviser Shares                                                   (68)         (103)
                                                                ------------------------
           Total distributions of net investment income            (16,159)      (20,660)
                                                                ------------------------
   Net realized gains:
      Fund Shares                                                  (59,944)      (23,765)
      Institutional Shares                                         (37,650)      (15,022)
      Adviser Shares                                                  (620)         (258)
                                                                ------------------------
           Total distributions of net realized gains               (98,214)      (39,045)
                                                                ------------------------
      Distributions to shareholders                               (114,373)      (59,705)
                                                                ------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                      65,056        39,314
   Institutional Shares                                             52,157        10,807
   Adviser Shares                                                      (26)         (106)
                                                                ------------------------
       Total net increase in net assets from capital
          share transactions                                       117,187        50,015
                                                                ------------------------
   Net increase in net assets                                      199,707       199,100

NET ASSETS
   Beginning of period                                           1,537,640     1,338,540
                                                                ------------------------
   End of period                                                $1,737,347    $1,537,640
                                                                ========================
Accumulated undistributed net investment income:
   End of period                                                $      671    $    8,069
                                                                ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (unaudited)
--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Value Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term growth of capital.

The Fund consists of three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that

================================================================================

16  | USAA VALUE FUND

================================================================================

the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

        they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market

================================================================================

18  | USAA VALUE FUND

================================================================================

        movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5.  Repurchase agreements are valued at cost.

    6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended January 31, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in

================================================================================

20  | USAA VALUE FUND

================================================================================

    accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2018, the Fund did not receive any brokerage commission recapture credits. For the six-month period ended January 31, 2018, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including

================================================================================

22  | USAA VALUE FUND

================================================================================

usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended January 31, 2018, the Fund paid CAPCO facility fees of $6,000, which represents 2.0% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of July 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of January 31, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2018, were $586,242,000 and $30,390,000, respectively, resulting in net unrealized appreciation of $555,852,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2018, were $236,219,000 and $195,495,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At January 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
   ON LOAN                       NON-CASH COLLATERAL           CASH COLLATERAL
--------------------------------------------------------------------------------
  $2,002,000                             $-                      $2,101,000

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

24  | USAA VALUE FUND

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                              SIX-MONTH
                                            PERIOD ENDED                           YEAR ENDED
                                           JANUARY 31, 2018                       JULY 31, 2017
---------------------------------------------------------------------------------------------------
                                        SHARES         AMOUNT                SHARES         AMOUNT
                                      -------------------------------------------------------------
FUND SHARES:
Shares sold                              2,985        $ 65,985                6,705       $ 137,918
Shares issued from reinvested
  dividends                              3,176          68,754                1,721          35,535
Shares redeemed                         (3,165)        (69,683)              (6,549)       (134,139)
                                        -----------------------------------------------------------
Net increase from capital
  share transactions                     2,996        $ 65,056                1,877       $  39,314
                                        ===========================================================
INSTITUTIONAL SHARES:
Shares sold                              1,563        $ 34,660                4,534       $  93,612
Shares issued from reinvested
  dividends                              2,043          44,214                1,133          23,375
Shares redeemed                         (1,204)        (26,717)              (5,156)       (106,180)
                                        -----------------------------------------------------------
Net increase from capital
  share transactions                     2,402        $ 52,157                  511       $  10,807
                                        ===========================================================
ADVISER SHARES:
Shares sold                                  1        $     18                    2       $      43
Shares issued from reinvested
  dividends                                  1              11                    -*              4
Shares redeemed                             (3)            (55)                  (7)           (153)
                                        -----------------------------------------------------------
Net decrease from
  capital share transactions                (1)       $    (26)                  (5)      $    (106)
                                        ===========================================================

*Represents less than 500 shares

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets. Prior to December 1, 2017, the base investment management fee was 0.75% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Multi-Cap Value Funds Index. The Lipper Multi-Cap Value Funds Index tracks the total return performance of funds within the Lipper Multi-Cap Value Funds category.

    The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    ---------------------------------------------------------------------------
    +/- 100 to 400                               +/- 4
    +/- 401 to 700                               +/- 5
    +/- 701 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

================================================================================

26  | USAA VALUE FUND

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2018, the Fund incurred total management fees, paid or payable to the Manager, of $5,767,000. For the six-month period ended January 31, 2018, the Fund Shares, Institutional Shares, and Adviser Shares did not incur any performance adjustment.

B. SUBADVISORY ARRANGEMENT(s) - The Manager entered into an Investment Subadvisory Agreement with Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS), under which BHMS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate average net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in the annual amount of 0.75% on the first $15 million in assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended January 31, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to BHMS, of $1,685,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2018, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $737,000, $311,000, and $7,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2018, the Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. EXPENSE LIMITATION - The Manager agreed, through November 30, 2018, to limit the total annual operating expenses of the Adviser Shares to 1.30% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through November 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2018, the Adviser Shares did not incur any reimbursable expenses.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2018, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $606,000, $311,000, and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of

================================================================================

28  | USAA VALUE FUND

================================================================================

    such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $12,000.

G. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                               OWNERSHIP %
--------------------------------------------------------------------------------
Cornerstone Conservative                                               0.2
Cornerstone Equity                                                     1.3
Target Retirement Income                                               0.8
Target Retirement 2020                                                 2.3
Target Retirement 2030                                                 6.9
Target Retirement 2040                                                 9.5
Target Retirement 2050                                                 5.8
Target Retirement 2060                                                 0.6

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2018, USAA and its affiliates owned 441,000 R6 Shares, which represents 98.5% of the R6 Shares outstanding and 0.6% of the Fund's total outstanding shares.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

================================================================================

30  | USAA VALUE FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                 JANUARY 31,                        YEAR ENDED JULY 31,
                             --------------------------------------------------------------------------------
                                   2018          2017          2016          2015          2014          2013
                             --------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    21.55      $  19.41      $  20.50      $  20.00      $  18.37      $  14.22
                             --------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .10           .27           .23           .20           .27           .21
  Net realized and
    unrealized gain (loss)         2.58          2.74          (.31)         1.28          2.11          4.17
                             --------------------------------------------------------------------------------
Total from investment
  operations                       2.68          3.01          (.08)         1.48          2.38          4.38
                             --------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.21)         (.29)         (.23)         (.25)         (.20)         (.23)
  Realized capital gains          (1.38)         (.58)         (.78)         (.73)         (.55)            -
                             --------------------------------------------------------------------------------
Total distributions               (1.59)         (.87)        (1.01)         (.98)         (.75)         (.23)
                             --------------------------------------------------------------------------------
Net asset value at
  end of period              $    22.64      $  21.55      $  19.41      $  20.50      $  20.00      $  18.37
                             ================================================================================
Total return (%)*                 12.83         15.72          (.14)         7.47         13.21         31.15
Net assets at end
  of period (000)            $1,051,884      $936,630      $807,052      $960,925      $844,121      $633,228

Ratios to average
  net assets:**
  Expenses (%)(a)                  1.02(c)       1.08          1.11          1.09          1.11(b)       1.15
  Expenses, excluding
    reimbursements (%)(a)          1.02(c)       1.08          1.11          1.09          1.11          1.25
  Net investment
    income (%)                     1.05(c)       1.37          1.28          1.06          1.55          1.40
Portfolio turnover (%)               12            27            20            30            20            26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $975,380,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                      -          (.00%)(+)     (.00%)(+)        -          (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Prior to December 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 1.15% of the Fund Shares' average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                 JANUARY 31,                        YEAR ENDED JULY 31,
                               ------------------------------------------------------------------------------
                                   2018          2017          2016          2015          2014          2013
                               ------------------------------------------------------------------------------
Net asset value at
  beginning of period          $  21.54      $  19.40      $  20.49      $  20.00      $  18.36      $  14.22
                               ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .12           .30           .25           .26(a)        .29           .25
  Net realized and
    unrealized gain (loss)         2.57          2.73          (.31)         1.24(a)       2.11          4.15
                               ------------------------------------------------------------------------------
Total from investment
  operations                       2.69          3.03          (.06)         1.50(a)       2.40          4.40
                               ------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.23)         (.31)         (.25)         (.28)         (.21)         (.26)
  Realized capital gains          (1.38)         (.58)         (.78)         (.73)         (.55)            -
                               ------------------------------------------------------------------------------
Total distributions               (1.61)         (.89)        (1.03)        (1.01)         (.76)         (.26)
                               ------------------------------------------------------------------------------
Net asset value at end of
  period                       $  22.62      $  21.54      $  19.40      $  20.49      $  20.00      $  18.36
                               ==============================================================================
Total return (%)*                 12.88         15.86          (.04)         7.57         13.34         31.31
Net assets at
  end of period (000)          $675,367      $591,384      $522,721      $299,990      $330,114      $214,855
Ratios to average
  net assets:**
  Expenses (%)(b)                   .94(c)        .98           .98           .98          1.00          1.01
  Net investment
    income (%)                     1.14(c)       1.48          1.41          1.23          1.59          1.54
Portfolio turnover (%)               12            27            20            30            20            26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $616,840,000.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                      -          (.00%)(+)     (.00%)(+)        -          (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

32  | USAA VALUE FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                 JANUARY 31,                        YEAR ENDED JULY 31,
                                -----------------------------------------------------------------------------
                                   2018          2017          2016          2015          2014          2013
                                -----------------------------------------------------------------------------
Net asset value at
  beginning of period           $ 21.46        $19.32        $20.43        $19.94        $18.29        $14.16
                                -----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .09           .23           .17           .17           .25           .15
  Net realized and
    unrealized gain (loss)         2.55          2.72          (.32)         1.26          2.08          4.15
                                -----------------------------------------------------------------------------
Total from investment
  operations                       2.64          2.95          (.15)         1.43          2.33          4.30
                                -----------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.15)         (.23)         (.18)         (.21)         (.13)         (.17)
  Realized capital gains          (1.38)         (.58)         (.78)         (.73)         (.55)            -
                                -----------------------------------------------------------------------------
Total distributions               (1.53)         (.81)         (.96)         (.94)         (.68)         (.17)
                                -----------------------------------------------------------------------------
Net asset value at end of
  period                        $ 22.57        $21.46        $19.32        $20.43        $19.94        $18.29
                                =============================================================================
Total return (%)*                 12.70         15.46          (.52)         7.22         12.94         30.63
Net assets at
  end of period (000)           $10,096        $9,626        $8,767        $9,269        $8,861        $8,237
Ratios to average
  net assets:**
  Expenses (%)(a)                  1.28(c)       1.33(d)       1.42          1.34          1.35(b)       1.57
  Expenses, excluding
    reimbursements (%)(a)          1.28(c)       1.38          1.42          1.34          1.35          1.57
  Net investment
    income (%)                      .80(c)       1.13           .97           .82          1.30           .99
Portfolio turnover (%)               12            27            20            30            20            26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $9,849,000.
(a) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                      -          (.00%)(+)     (.00%)(+)        -          (.01%)        (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Prior to December 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.65% of the Adviser Shares'
    average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Effective December 1, 2016, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.30% of the Adviser Shares'
    average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

EXPENSE EXAMPLE

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2017, through January 31, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate

================================================================================

34  | USAA VALUE FUND

================================================================================

of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING               ENDING              DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE         AUGUST 1, 2017 -
                                        AUGUST 1, 2017        JANUARY 31, 2018       JANUARY 31, 2018
------------------------------------------------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $1,128.30**             $5.47**

Hypothetical
  (5% return before expenses)               1,000.00               1,020.06**              5.19**

INSTITUTIONAL SHARES
Actual                                      1,000.00               1,128.80**              5.04**

Hypothetical
  (5% return before expenses)               1,000.00               1,020.47**              4.79**

ADVISER SHARES
Actual                                      1,000.00               1,127.00**              6.86**

Hypothetical
  (5% return before expenses)               1,000.00               1,018.75**              6.51**

*Expenses are equal to the annualized expense ratio of 1.02% for Fund Shares, 0.94% for Institutional Shares, and 1.28% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 12.83% for Fund Shares, 12.88% for Institutional Shares, and 12.70% for Adviser Shares for the six-month period of August 1, 2017, through January 31, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

**The Fund's annualized expense ratio of 1.02% for Fund Shares, 0.94% for Institutional Shares, and 1.28% for Adviser Shares above reflects a decrease in management fees from 0.75% to 0.65% effective December 1, 2017. Had the decrease been in effect for the entire six-month period of August 1, 2017, through January 31, 2018, the Fund's expense ratio would have been 0.96% for Fund Shares, 0.88% for Institutional Shares, and 1.21% for Adviser Shares, which is net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                                      EXPENSES PAID
                                          BEGINNING               ENDING              DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE         AUGUST 1, 2017 -
                                        AUGUST 1, 2017        JANUARY 31, 2018       JANUARY 31, 2018
------------------------------------------------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $1,128.80               $5.15

Hypothetical
  (5% return before expenses)               1,000.00               1,020.37                4.89

INSTITUTIONAL SHARES
Actual                                      1,000.00               1,129.30                4.72

Hypothetical
  (5% return before expenses)               1,000.00               1,020.77                4.48

ADVISER SHARES
Actual                                      1,000.00               1,127.50                6.49

Hypothetical
  (5% return before expenses)               1,000.00               1,019.11                6.16

================================================================================

36  | USAA VALUE FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   40847-0318                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA GROWTH & INCOME FUND]

 ==============================================================

         SEMIANNUAL REPORT
         USAA GROWTH & INCOME FUND
         FUND SHARES (USGRX) o INSTITUTIONAL SHARES (UIGIX)
         o ADVISER SHARES (USGIX)
         JANUARY 31, 2018

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

FINANCIAL INFORMATION

    Portfolio of Investments                                                  3

    Notes to Portfolio of Investments                                        12

    Financial Statements                                                     14

    Notes to Financial Statements                                            18

EXPENSE EXAMPLE                                                              37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA GROWTH & INCOME FUND (THE FUND) SEEKS CAPITAL GROWTH
WITH A SECONDARY INVESTMENT OBJECTIVE OF CURRENT INCOME.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets primarily in equity securities that show the best potential for total return through a combination of capital growth and income. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 1/31/18 o
                                (% of Net Assets)

Amazon.com, Inc. .........................................................  2.5%
Norwegian Cruise Line Holdings Ltd. ......................................  2.4%
Microsoft Corp. ..........................................................  2.3%
Royal Caribbean Cruises Ltd. .............................................  2.1%
Bank of America Corp. ....................................................  1.9%
Alphabet, Inc. "A" .......................................................  1.9%
Canadian Pacific Railway Ltd. ............................................  1.8%
Oracle Corp. .............................................................  1.7%
Broadcom Ltd. ............................................................  1.7%
Spirit AeroSystems Holdings, Inc. "A" ....................................  1.5%

                        o SECTOR ALLOCATION* - 1/31/18 o

                        [PIE CHART OF SECTOR ALLOCATION]

FINANCIALS                                                                 20.2%
CONSUMER DISCRETIONARY                                                     18.6%
INFORMATION TECHNOLOGY                                                     17.9%
INDUSTRIALS                                                                14.9%
HEALTH CARE                                                                 9.7%
ENERGY                                                                      7.4%
CONSUMER STAPLES                                                            5.2%
MATERIALS                                                                   3.4%
TELECOMMUNICATION SERVICES                                                  1.0%

                                   [END CHART]

*Does not include money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 3-11.

================================================================================

2  | USAA GROWTH & INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (98.3%)

              COMMON STOCKS (98.3%)

              CONSUMER DISCRETIONARY (18.6%)
              -----------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.3%)
    321,600   Hanesbrands, Inc.                                                          $    6,985
                                                                                         ----------
              CABLE & SATELLITE (1.2%)
    583,400   Comcast Corp. "A"                                                              24,812
                                                                                         ----------
              CASINOS & GAMING (2.8%)
    341,610   Las Vegas Sands Corp.                                                          26,482
    779,900   MGM Resorts International                                                      28,427
                                                                                         ----------
                                                                                             54,909
                                                                                         ----------
              GENERAL MERCHANDISE STORES (0.7%)
    127,300   Dollar General Corp.                                                           13,127
                                                                                         ----------
              HOME IMPROVEMENT RETAIL (1.9%)
    115,890   Home Depot, Inc.                                                               23,282
    136,700   Lowe's Cos., Inc.                                                              14,317
                                                                                         ----------
                                                                                             37,599
                                                                                         ----------
              HOMEBUILDING (0.9%)
    318,000   CalAtlantic Group, Inc.                                                        17,849
                                                                                         ----------
              HOTELS, RESORTS & CRUISE LINES (5.3%)
    104,900   Carnival Corp.                                                                  7,512
     91,700   Hilton Worldwide Holdings, Inc.                                                 7,854
    784,300   Norwegian Cruise Line Holdings Ltd.*                                           47,638
    311,800   Royal Caribbean Cruises Ltd.                                                   41,641
                                                                                         ----------
                                                                                            104,645
                                                                                         ----------
              HOUSEWARES & SPECIALTIES (0.2%)
    123,300   Newell Brands, Inc.                                                             3,260
                                                                                         ----------
              INTERNET & DIRECT MARKETING RETAIL (2.5%)
     34,810   Amazon.com, Inc.*                                                              50,506
                                                                                         ----------
              LEISURE FACILITIES (0.2%)
    294,700   SeaWorld Entertainment, Inc.*(a)                                                4,494
                                                                                         ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              MOVIES & ENTERTAINMENT (1.7%)
    348,600   Twenty-First Century Fox, Inc. "A"                                         $   12,863
    193,200   Walt Disney Co.                                                                20,995
                                                                                         ----------
                                                                                             33,858
                                                                                         ----------
              RESTAURANTS (0.2%)
     10,000   Chipotle Mexican Grill, Inc.*                                                   3,248
                                                                                         ----------
              SPECIALTY STORES (0.7%)
     96,590   Tiffany & Co.                                                                  10,301
     16,000   Ulta Beauty, Inc.*                                                              3,554
                                                                                         ----------
                                                                                             13,855
                                                                                         ----------
              Total Consumer Discretionary                                                  369,147
                                                                                         ----------
              CONSUMER STAPLES (5.2%)
              ----------------------
              DRUG RETAIL (0.5%)
    120,000   CVS Health Corp.                                                                9,443
                                                                                         ----------
              FOOD RETAIL (1.1%)
    705,000   Kroger Co.                                                                     21,404
                                                                                         ----------
              HOUSEHOLD PRODUCTS (0.4%)
     83,215   Procter & Gamble Co.                                                            7,185
                                                                                         ----------
              HYPERMARKETS & SUPER CENTERS (0.7%)
    125,000   Wal-Mart Stores, Inc.                                                          13,325
                                                                                         ----------
              PACKAGED FOODS & MEATS (0.9%)
    170,000   Blue Buffalo Pet Products, Inc.*                                                5,777
    162,500   Kraft Heinz Co.                                                                12,738
                                                                                         ----------
                                                                                             18,515
                                                                                         ----------
              SOFT DRINKS (0.7%)
    217,400   Coca-Cola European Partners plc                                                 8,731
     48,700   PepsiCo, Inc.                                                                   5,858
                                                                                         ----------
                                                                                             14,589
                                                                                         ----------
              TOBACCO (0.9%)
    136,800   Altria Group, Inc.                                                              9,623
     82,200   Philip Morris International, Inc.                                               8,814
                                                                                         ----------
                                                                                             18,437
                                                                                         ----------
              Total Consumer Staples                                                        102,898
                                                                                         ----------
              ENERGY (7.4%)
              -------------
              INTEGRATED OIL & GAS (1.6%)
    263,500   BP plc ADR                                                                     11,275
     90,300   Chevron Corp.                                                                  11,319
    132,700   Occidental Petroleum Corp.                                                      9,948
                                                                                         ----------
                                                                                             32,542
                                                                                         ----------

================================================================================

4  | USAA GROWTH & INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              OIL & GAS DRILLING (0.2%)
    200,000   Patterson-UTI Energy, Inc.                                                 $    4,724
                                                                                         ----------
              OIL & GAS EQUIPMENT & SERVICES (0.9%)
    572,800   Fairmount Santrol Holdings, Inc.*                                               3,191
    252,650   Halliburton Co.                                                                13,567
                                                                                         ----------
                                                                                             16,758
                                                                                         ----------
              OIL & GAS EXPLORATION & PRODUCTION (4.2%)
    380,000   Antero Resources Corp.*                                                         7,383
    250,000   Cabot Oil & Gas Corp.                                                           6,588
    101,540   Cimarex Energy Co.                                                             11,393
    206,300   ConocoPhillips                                                                 12,133
    195,000   EOG Resources, Inc.                                                            22,425
    186,300   Hess Corp.                                                                      9,410
    790,651   Kosmos Energy Ltd.*                                                             5,463
    199,000   Vermilion Energy, Inc.                                                          7,522
                                                                                         ----------
                                                                                             82,317
                                                                                         ----------
              OIL & GAS REFINING & MARKETING (0.5%)
    104,200   Phillips 66                                                                    10,670
                                                                                         ----------
              Total Energy                                                                  147,011
                                                                                         ----------
              FINANCIALS (20.2%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (2.8%)
    116,122   Ameriprise Financial, Inc.                                                     19,590
    252,500   Bank of New York Mellon Corp.                                                  14,316
    236,400   Invesco Ltd.                                                                    8,541
    116,900   State Street Corp.                                                             12,879
                                                                                         ----------
                                                                                             55,326
                                                                                         ----------
              CONSUMER FINANCE (2.1%)
    135,200   American Express Co.                                                           13,439
     79,300   Capital One Financial Corp.                                                     8,244
    475,420   Navient Corp.                                                                   6,775
  1,211,920   SLM Corp.*                                                                     13,864
                                                                                         ----------
                                                                                             42,322
                                                                                         ----------
              DIVERSIFIED BANKS (5.4%)
  1,203,926   Bank of America Corp.                                                          38,526
    249,250   Citigroup, Inc.                                                                19,561
    167,385   JPMorgan Chase & Co.                                                           19,362
    300,000   U.S. Bancorp                                                                   17,142
    203,335   Wells Fargo & Co.                                                              13,375
                                                                                         ----------
                                                                                            107,966
                                                                                         ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              FINANCIAL EXCHANGES & DATA (1.4%)
    177,070   CME Group, Inc.                                                            $   27,177
                                                                                         ----------
              INSURANCE BROKERS (0.5%)
     56,600   Willis Towers Watson plc                                                        9,083
                                                                                         ----------
              INVESTMENT BANKING & BROKERAGE (2.8%)
    397,900   Charles Schwab Corp.                                                           21,224
    201,247   E*TRADE Financial Corp.*                                                       10,606
    430,700   Morgan Stanley                                                                 24,356
                                                                                         ----------
                                                                                             56,186
                                                                                         ----------
              MULTI-LINE INSURANCE (0.3%)
    104,355   American International Group, Inc.                                              6,670
                                                                                         ----------
              MULTI-SECTOR HOLDINGS (0.6%)
     56,500   Berkshire Hathaway, Inc. "B"*                                                  12,112
                                                                                         ----------
              PROPERTY & CASUALTY INSURANCE (2.1%)
    100,000   Allstate Corp.                                                                  9,877
    178,900   FNF Group                                                                       6,973
    670,900   XL Group Ltd.                                                                  24,716
                                                                                         ----------
                                                                                             41,566
                                                                                         ----------
              REGIONAL BANKS (1.8%)
  1,057,900   KeyCorp                                                                        22,639
     80,750   PNC Financial Services Group, Inc.                                             12,760
                                                                                         ----------
                                                                                             35,399
                                                                                         ----------
              THRIFTS & MORTGAGE FINANCE (0.4%)
    559,800   New York Community Bancorp, Inc.                                                7,927
                                                                                         ----------
              Total Financials                                                              401,734
                                                                                         ----------
              HEALTH CARE (9.7%)
              -----------------
              BIOTECHNOLOGY (0.8%)
     58,280   Amgen, Inc.                                                                    10,843
     15,284   Biogen, Inc.*                                                                   5,316
                                                                                         ----------
                                                                                             16,159
                                                                                         ----------
              HEALTH CARE DISTRIBUTORS (0.4%)
    112,100   Cardinal Health, Inc.                                                           8,048
                                                                                         ----------
              HEALTH CARE EQUIPMENT (2.2%)
     90,000   Danaher Corp.                                                                   9,115
    536,000   Hologic, Inc.*                                                                 22,887
    124,600   Medtronic plc                                                                  10,702
                                                                                         ----------
                                                                                             42,704
                                                                                         ----------

================================================================================

6  | USAA GROWTH & INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              HEALTH CARE SERVICES (0.5%)
    116,100   Express Scripts Holding Co.*                                               $    9,193
                                                                                         ----------
              MANAGED HEALTH CARE (2.7%)
     53,728   Anthem, Inc.                                                                   13,316
     57,460   Cigna Corp.                                                                    11,972
    120,000   UnitedHealth Group, Inc.                                                       28,414
                                                                                         ----------
                                                                                             53,702
                                                                                         ----------
              PHARMACEUTICALS (3.1%)
     63,265   Allergan plc                                                                   11,404
    145,080   Johnson & Johnson                                                              20,049
    151,875   Merck & Co., Inc.                                                               8,999
    296,182   Pfizer, Inc.                                                                   10,970
    142,600   Sanofi ADR                                                                      6,264
    192,257   Teva Pharmaceutical Industries Ltd. ADR                                         3,924
                                                                                         ----------
                                                                                             61,610
                                                                                         ----------
              Total Health Care                                                             191,416
                                                                                         ----------
              INDUSTRIALS (14.9%)
              ------------------
              AEROSPACE & DEFENSE (3.7%)
     65,360   Boeing Co.                                                                     23,162
     34,600   General Dynamics Corp.                                                          7,698
    302,800   Spirit AeroSystems Holdings, Inc. "A"                                          30,994
     87,205   United Technologies Corp.                                                      12,035
                                                                                         ----------
                                                                                             73,889
                                                                                         ----------
              AIR FREIGHT & LOGISTICS (0.8%)
     62,055   FedEx Corp.                                                                    16,288
                                                                                         ----------
              AIRLINES (2.4%)
    287,625   Southwest Airlines Co.                                                         17,488
    443,380   United Continental Holdings, Inc.*                                             30,070
                                                                                         ----------
                                                                                             47,558
                                                                                         ----------
              BUILDING PRODUCTS (1.0%)
    236,103   Johnson Controls International plc                                              9,238
    119,800   Owens Corning                                                                  11,138
                                                                                         ----------
                                                                                             20,376
                                                                                         ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.7%)
    186,700   Republic Services, Inc.                                                        12,845
                                                                                         ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (1.1%)
    686,300   General Electric Co.                                                       $   11,098
     69,720   Honeywell International, Inc.                                                  11,132
                                                                                         ----------
                                                                                             22,230
                                                                                         ----------
              INDUSTRIAL MACHINERY (1.4%)
    100,000   Illinois Tool Works, Inc.                                                      17,367
     65,200   Stanley Black & Decker, Inc.                                                   10,838
                                                                                         ----------
                                                                                             28,205
                                                                                         ----------
              RAILROADS (3.1%)
    191,500   Canadian Pacific Railway Ltd.                                                  35,435
    300,000   CSX Corp.                                                                      17,031
     70,500   Kansas City Southern                                                            7,976
                                                                                         ----------
                                                                                             60,442
                                                                                         ----------
              RESEARCH & CONSULTING SERVICES (0.3%)
    157,300   Nielsen Holdings plc                                                            5,885
                                                                                         ----------
              TRUCKING (0.4%)
     23,300   AMERCO                                                                          8,506
                                                                                         ----------
              Total Industrials                                                             296,224
                                                                                         ----------
              INFORMATION TECHNOLOGY (17.9%)
              -----------------------------
              APPLICATION SOFTWARE (1.8%)
    122,200   Adobe Systems, Inc.*                                                           24,411
    387,149   Micro Focus International plc ADR                                              11,707
                                                                                         ----------
                                                                                             36,118
                                                                                         ----------
              COMMUNICATIONS EQUIPMENT (0.3%)
    200,000   Juniper Networks, Inc.                                                          5,230
                                                                                         ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
     60,196   Black Knight, Inc.*                                                             2,980
    195,960   Visa, Inc. "A"(a)                                                              24,344
                                                                                         ----------
                                                                                             27,324
                                                                                         ----------
              INTERNET SOFTWARE & SERVICES (2.3%)
     31,416   Alphabet, Inc. "A"*                                                            37,141
     48,800   Facebook, Inc. "A"*                                                             9,120
                                                                                         ----------
                                                                                             46,261
                                                                                         ----------
              SEMICONDUCTOR EQUIPMENT (1.5%)
    264,000   Applied Materials, Inc.                                                        14,158
     55,000   Lam Research Corp.                                                             10,534
    121,650   Versum Materials, Inc.                                                          4,477
                                                                                         ----------
                                                                                             29,169
                                                                                         ----------

================================================================================

8  | USAA GROWTH & INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (4.1%)
    133,472   Broadcom Ltd.                                                              $   33,105
    200,000   Maxim Integrated Products, Inc.                                                12,200
    138,500   Microchip Technology, Inc.                                                     13,188
    187,200   QUALCOMM, Inc.                                                                 12,776
     98,400   Texas Instruments, Inc.                                                        10,792
                                                                                         ----------
                                                                                             82,061
                                                                                         ----------
              SYSTEMS SOFTWARE (4.0%)
    485,335   Microsoft Corp.                                                                46,112
    657,165   Oracle Corp.                                                                   33,903
                                                                                         ----------
                                                                                             80,015
                                                                                         ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.5%)
    121,950   Apple, Inc.                                                                    20,418
    667,400   Hewlett Packard Enterprise Co.                                                 10,945
    769,000   HP, Inc.                                                                       17,933
                                                                                         ----------
                                                                                             49,296
                                                                                         ----------
              Total Information Technology                                                  355,474
                                                                                         ----------
              MATERIALS (3.4%)
              ---------------
              COMMODITY CHEMICALS (0.4%)
     71,100   LyondellBasell Industries N.V. "A"                                              8,521
                                                                                         ----------
              CONSTRUCTION MATERIALS (1.2%)
    176,500   Vulcan Materials Co.                                                           23,898
                                                                                         ----------
              DIVERSIFIED CHEMICALS (0.6%)
    161,003   DowDuPont, Inc.                                                                12,169
                                                                                         ----------
              INDUSTRIAL GASES (0.6%)
     70,000   Air Products & Chemicals, Inc.                                                 11,786
                                                                                         ----------
              SPECIALTY CHEMICALS (0.6%)
    100,800   Celanese Corp. "A"                                                             10,902
                                                                                         ----------
              Total Materials                                                                67,276
                                                                                         ----------
              TELECOMMUNICATION SERVICES (1.0%)
              --------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    210,040   Verizon Communications, Inc.                                                   11,357
                                                                                         ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    142,500   T-Mobile US, Inc.*                                                              9,277
                                                                                         ----------
              Total Telecommunication Services                                               20,634
                                                                                         ----------
              Total Common Stocks (cost: $1,209,474)                                      1,951,814
                                                                                         ----------
              Total Equity Securities (cost: $1,209,474)                                  1,951,814
                                                                                         ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                             COUPON      MATURITY           VALUE
(000)         SECURITY                                                              RATE         DATE             (000)
-----------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.7%)

              COMMERCIAL PAPER (1.1%)
$     5,000   Gotham Funding Corp.(b)                                               1.55%      02/09/2018    $    4,998
      7,250   LMA Americas, LLC(b)                                                  1.50       02/13/2018         7,247
      5,556   Manhattan Asset Funding Co., LLC(b)                                   1.55       02/08/2018         5,554
      4,000   Manhattan Asset Funding Co., LLC(b)                                   1.54       02/12/2018         3,998
                                                                                                             ----------
              Total Commercial Paper (cost: $21,797)                                                             21,797
                                                                                                             ----------

-----------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)
 11,071,227   State Street Institutional Treasury Money Market Fund
                Premier Class, 1.23%(c) (cost: $11,071)                                                          11,071
                                                                                                             ----------
              Total Money Market Instruments (cost: $32,868)                                                     32,868
                                                                                                             ----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (0.1%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
     53,500   Federated Government Obligations Fund Institutional Class, 1.19%(c)                                    54
  1,090,250   Goldman Sachs Financial Square Government Fund
                Institutional Class, 1.21%(c)                                                                     1,090
                                                                                                             ----------
              Total Short-Term Investments Purchased with Cash Collateral
                from Securities Loaned (cost: $1,144)                                                             1,144
                                                                                                             ----------

              TOTAL INVESTMENTS (COST: $1,243,486)                                                           $1,985,826
                                                                                                             ==========

================================================================================

10  | USAA GROWTH & INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------------
ASSETS                                                 LEVEL 1            LEVEL 2          LEVEL 3                TOTAL
-----------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                     $1,951,814            $     -               $-           $1,951,814

Money Market Instruments:
  Commercial Paper                                           -             21,797                -               21,797
  Government & U.S. Treasury
    Money Market Funds                                  11,071                  -                -               11,071

Short-Term Investments Purchased
  with Cash Collateral from
  Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                                   1,144                  -                -                1,144
-----------------------------------------------------------------------------------------------------------------------
Total                                               $1,964,029            $21,797               $-           $1,985,826
-----------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through January 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.5% of net assets at January 31, 2018.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) The security, or a portion thereof, was out on loan as of January 31, 2018.

   (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by

================================================================================

12  | USAA Growth & Income Fund

================================================================================

       USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

   (c) Rate represents the money market fund annualized seven-day yield at January 31, 2018.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  13

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities on
      loan of $25,244) (cost of $1,243,486)                                                                  $1,985,826
   Receivables:
      Capital shares sold                                                                                         1,123
      Dividends and interest                                                                                        921
      Other                                                                                                           7
                                                                                                             ----------
         Total assets                                                                                         1,987,877
                                                                                                             ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                                            1,144
      Capital shares redeemed                                                                                       727
   Accrued management fees                                                                                        1,000
   Accrued transfer agent's fees                                                                                     31
   Other accrued expenses and payables                                                                              211
                                                                                                             ----------
         Total liabilities                                                                                        3,113
                                                                                                             ----------
            Net assets applicable to capital shares outstanding                                              $1,984,764
                                                                                                             ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                           $1,230,817
   Overdistribution of net investment income                                                                       (149)
   Accumulated net realized gain on investments                                                                  11,756
   Net unrealized appreciation of investments                                                                   742,340
                                                                                                             ----------
            Net assets applicable to capital shares outstanding                                              $1,984,764
                                                                                                             ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,813,634/68,109 capital shares
         outstanding, no par value)                                                                          $    26.63
                                                                                                             ==========
      Institutional Shares (net assets of $160,137/6,019 capital shares
         outstanding, no par value)                                                                          $    26.61
                                                                                                             ==========
      Adviser Shares (net assets of $10,993/414 capital shares
         outstanding, no par value)                                                                          $    26.54
                                                                                                             ==========

See accompanying notes to financial statements.

================================================================================

14  | USAA GROWTH & INCOME FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $49)                                                            $ 15,342
   Interest                                                                                                         203
   Securities lending (net)                                                                                          36
                                                                                                               --------
      Total income                                                                                               15,581
                                                                                                               --------
EXPENSES
   Management fees                                                                                                5,509
   Administration and servicing fees:
      Fund Shares                                                                                                 1,258
      Institutional Shares                                                                                           74
      Adviser Shares                                                                                                  8
   Transfer agent's fees:
      Fund Shares                                                                                                   880
      Institutional Shares                                                                                           74
      Adviser Shares                                                                                                  1
   Distribution and service fees (Note 7F):
      Adviser Shares                                                                                                 13
   Custody and accounting fees:
      Fund Shares                                                                                                    95
      Institutional Shares                                                                                            8
      Adviser Shares                                                                                                  1
   Postage:
      Fund Shares                                                                                                    46
   Shareholder reporting fees:
      Fund Shares                                                                                                    27
   Trustees' fees                                                                                                    16
   Registration fees:
      Fund Shares                                                                                                    16
      Institutional Shares                                                                                           11
      Adviser Shares                                                                                                  8
   Professional fees                                                                                                 78
   Other                                                                                                             18
                                                                                                               --------
         Total expenses                                                                                           8,141
   Expenses reimbursed:
      Adviser Shares                                                                                                 (1)
                                                                                                               --------
         Net expenses                                                                                             8,140
                                                                                                               --------
NET INVESTMENT INCOME                                                                                             7,441
                                                                                                               --------

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on:
      Investments                                                                                              $ 34,774
      Foreign currency transactions                                                                                   3
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                                               220,326
      Foreign currency translations                                                                                  (4)
                                                                                                               --------
         Net realized and unrealized gain                                                                       255,099
                                                                                                               --------
   Increase in net assets resulting from operations                                                            $262,540
                                                                                                               ========

See accompanying notes to financial statements.

================================================================================

16  | USAA GROWTH & INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2018 (unaudited), and year ended July 31,
2017

-----------------------------------------------------------------------------------------------------------------------

                                                                                                1/31/2018     7/31/2017
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                                       $    7,441    $   14,570
   Net realized gain on investments                                                                34,774        75,445
   Net realized gain on foreign currency transactions                                                   3             -
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                                 220,326       211,600
      Foreign currency translations                                                                    (4)            4
                                                                                               ------------------------
      Increase in net assets resulting from operations                                            262,540       301,619
                                                                                               ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                                                  (6,910)      (14,678)
      Institutional Shares                                                                           (652)       (1,319)
      Adviser Shares                                                                                  (28)          (59)
                                                                                               ------------------------
         Total distributions of net investment income                                              (7,590)      (16,056)
                                                                                               ------------------------
   Net realized gains:
      Fund Shares                                                                                 (72,206)       (4,824)
      Institutional Shares                                                                         (6,301)         (401)
      Adviser Shares                                                                                 (456)          (30)
                                                                                               ------------------------
         Total distributions of net realized gains                                                (78,963)       (5,255)
                                                                                               ------------------------
      Distributions to shareholders                                                               (86,553)      (21,311)
                                                                                               ------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                                                     47,641       (32,164)
   Institutional Shares                                                                             6,038           456
   Adviser Shares                                                                                      25            69
                                                                                               ------------------------
      Total net increase (decrease) in net assets from capital
         share transactions                                                                        53,704       (31,639)
                                                                                               ------------------------
   Net increase in net assets                                                                     229,691       248,669

NET ASSETS
   Beginning of period                                                                          1,755,073     1,506,404
                                                                                               ------------------------
   End of period                                                                               $1,984,764    $1,755,073
                                                                                               ========================
Overdistribution of net investment income:
   End of period                                                                               $     (149)   $        -
                                                                                               ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open- end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Growth & Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objectives are to seek capital growth and, secondarily, current income.

The Fund consists of three classes of shares: Growth & Income Fund Shares (Fund Shares), Growth & Income Fund Institutional Shares (Institutional Shares), and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or

================================================================================

18  | USAA GROWTH & INCOME FUND

================================================================================

legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

       official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events

================================================================================

20  | USAA GROWTH & INCOME FUND

================================================================================

       which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6. Repurchase agreements are valued at cost.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

       value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable

================================================================================

22  | USAA GROWTH & INCOME FUND

================================================================================

    income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended January 31, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2018, the Fund did not receive any brokerage commission recapture credits. For the six-month period ended January 31, 2018, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out

================================================================================

24  | USAA GROWTH & INCOME FUND

================================================================================

    of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

For the six-month period ended January 31, 2018, the Fund paid CAPCO facility fees of $7,000, which represents 2.2% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of July 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At July 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of January 31, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2018, were $768,655,000 and $26,315,000, respectively, resulting in net unrealized appreciation of $742,340,000.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2018, were $117,092,000 and $129,220,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as

================================================================================

26  | USAA GROWTH & INCOME FUND

================================================================================

certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At January 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                    NON-CASH COLLATERAL              CASH COLLATERAL
--------------------------------------------------------------------------------
   $25,244,000                      $24,453,000                      $1,144,000
--------------------------------------------------------------------------------

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                SIX-MONTH
                                              PERIOD ENDED
                                            JANUARY 31, 2018        YEAR ENDED JULY 31, 2017
--------------------------------------------------------------------------------------------
                                          SHARES      AMOUNT         SHARES          AMOUNT
                                          --------------------------------------------------
FUND SHARES:
Shares sold                                2,519     $ 63,548         5,011        $ 112,928
Shares issued from
  reinvested dividends                     3,119       77,922           857           19,179
Shares redeemed                           (3,735)     (93,829)       (7,363)        (164,271)
                                          --------------------------------------------------
Net increase (decrease)
  from capital share transactions          1,903     $ 47,641        (1,495)       $ (32,164)
                                          ==================================================
INSTITUTIONAL SHARES:
Shares sold                                  255     $  6,314           978        $  21,688
Shares issued from
  reinvested dividends                       279        6,953            77            1,720
Shares redeemed                             (288)      (7,229)       (1,048)         (22,952)
                                          --------------------------------------------------
Net increase from capital
  share transactions                         246     $  6,038             7        $     456
                                          ==================================================
ADVISER SHARES:
Shares sold                                    1     $     34             6        $     127
Shares issued from
  reinvested dividends                         1           16             _*               3
Shares redeemed                               (1)         (25)           (3)             (61)
                                          --------------------------------------------------
Net increase from capital
  share transactions                           1     $     25             3        $      69
                                          ==================================================
*Represents less than 500 shares.

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with

================================================================================

28  | USAA GROWTH & INCOME FUND

================================================================================

    approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Multi-Cap Core Funds Index. The Lipper Multi-Cap Core Funds Index tracks the total return performance of funds within the Lipper Multi-Cap Core Funds category.

    For the Fund Shares and Adviser Shares, the performance period consists of the current month plus the previous 35 months. The performance period for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 7, 2015. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                              ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                           (IN BASIS POINTS)(1)
    ---------------------------------------------------------------------
    +/- 100 to 400                                  +/- 4
    +/- 401 to 700                                  +/- 5
    +/- 701 and greater                             +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2018, the Fund incurred total management fees, paid or payable to the Manager, of $5,509,000, which included a performance adjustment for the Institutional Shares of $2,000. For the Institutional Shares, the performance adjustment was less than 0.01%. For the six-month period year ended January 31, 2018, the Fund Shares and the Advisor shares did not incur any performance adjustment.

B. SUBADVISORY ARRANGEMENT(S) - The Manager entered into an Investment Subadvisory Agreement with Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS), under which BHMS directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in an annual amount of 0.75% on the first $15 million of assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended January 31, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to BHMS, of $745,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an

================================================================================

30  | USAA GROWTH & INCOME FUND

================================================================================

    annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2018, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,258,000, $74,000, and $8,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2018, the Fund reimbursed the Manager $6,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. EXPENSE LIMITATION - The Manager agreed, through November 30, 2018, to limit the total annual operating expenses of the Institutional Shares and Adviser Shares to 0.85% and 1.15%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Institutional Shares and the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through November 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to December 1, 2017, the expense limitation for the Advisor Shares was 1.20%. For the six-month period ended January 31, 2018, the Adviser Shares incurred reimbursable expenses of $1,000, of which less than $500 was receivable from the Manager.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2018, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $880,000, $74,000, and $1,000, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company
    (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $13,000.

G. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(8) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2018, USAA and its affiliates owned 398,000 Adviser Shares, which represents 96.0% of the Adviser Shares outstanding, and 0.5% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT

================================================================================

32  | USAA GROWTH & INCOME FUND

================================================================================

and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, INVESTMENT COMPANY REPORTING MODERNIZATION (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

(10) NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(11) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                                   YEAR ENDED JULY 31,
                              ---------------------------------------------------------------------------------------
                                    2018             2017           2016           2015           2014           2013
                              ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $    24.25       $    20.39     $    22.00     $    22.63     $    19.39     $    15.44
                              ---------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .11              .21            .15            .17            .21            .18
  Net realized and
    unrealized gain (loss)          3.47             3.94           (.51)          2.14           3.24           3.95
                              ---------------------------------------------------------------------------------------
Total from investment
  operations                        3.58             4.15           (.36)          2.31           3.45           4.13
                              ---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.10)            (.22)          (.14)          (.18)          (.21)          (.18)
  Realized capital gains           (1.10)            (.07)         (1.11)         (2.76)             -              -
                              ---------------------------------------------------------------------------------------
Total distributions                (1.20)            (.29)         (1.25)         (2.94)          (.21)          (.18)
                              ---------------------------------------------------------------------------------------
Net asset value at
  end of period               $    26.63       $    24.25     $    20.39     $    22.00     $    22.63     $    19.39
                              =======================================================================================
Total return (%)*                  15.14            20.49          (1.49)         10.70          17.86          26.90
Net assets at
  end of period (000)         $1,813,634       $1,605,220     $1,380,560     $1,583,353     $1,514,795     $1,418,296
Ratios to average
  net assets:**
  Expenses (%)(a)                    .89(d)           .91            .95            .93            .94            .96
  Net investment income (%)          .81(d)           .89            .78            .66            .97           1.04
Portfolio turnover (%)                 7               21             22             35             61(c)         112(b)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $1,665,817,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                       -                -              -              -           (.00%)(+)      (.00%)(+)
    (+)Represents less than 0.01% of average net assets,
(b) Reflects increased trading activity due to changes in subadviser(s).
(c) Reflects decreased trading activity due to changes in subadviser(s).
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.


================================================================================

34  | USAA GROWTH & INCOME FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                             SIX-MONTH
                                                           PERIOD ENDED            YEAR ENDED            PERIOD ENDED
                                                            JANUARY 31,             JULY 31,               JULY 31,
                                                           ----------------------------------------------------------
                                                                2018                  2017                   2016***
                                                           ----------------------------------------------------------
Net asset value at beginning of period                      $  24.23               $  20.38              $  22.10
                                                            -----------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                          .09                    .22                   .16
  Net realized and unrealized gain (loss)                       3.50                   3.94                  (.60)
                                                            -----------------------------------------------------
Total from investment operations                                3.59                   4.16                  (.44)
                                                            -----------------------------------------------------
Less distributions from:
  Net investment income                                         (.11)                  (.24)                 (.17)
  Realized capital gains                                       (1.10)                  (.07)                (1.11)
                                                            -----------------------------------------------------
Total distributions                                            (1.21)                  (.31)                (1.28)
                                                            -----------------------------------------------------
Net asset value at end of period                            $  26.61               $  24.23              $  20.38
                                                            =====================================================
Total return (%)*                                              15.19                  20.54                 (1.87)
Net assets at end of period (000)                           $160,137               $139,866              $117,512
Ratios to average net assets:**
  Expenses (%)                                                   .84(a)                 .85                   .85(a)
  Expenses, excluding reimbursements (%)                         .84(a)                 .85                   .87(a)
  Net investment income (%)                                      .85(a)                 .95                   .83(a)
Portfolio turnover (%)                                             7                     21                    22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $146,435,000.
*** Institutional Shares commenced operations on August 7, 2015.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                                 YEAR ENDED JULY 31,
                              ---------------------------------------------------------------------------------------
                                    2018             2017           2016          2015           2014            2013
                              ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period            $ 24.17           $20.32         $21.93        $22.56         $19.34          $15.42
                                 ------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .08              .15            .10           .10            .15             .12
  Net realized and
    unrealized gain (loss)          3.46             3.91           (.50)         2.14           3.23            3.93
                                 ------------------------------------------------------------------------------------
Total from investment
  operations                        3.54             4.06           (.40)         2.24           3.38            4.05
                                 ------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.07)            (.14)          (.10)         (.11)          (.16)           (.13)
  Realized capital gains           (1.10)            (.07)         (1.11)        (2.76)             -               -
                                 ------------------------------------------------------------------------------------
Total distributions                (1.17)            (.21)         (1.21)        (2.87)          (.16)           (.13)
                                 ------------------------------------------------------------------------------------
Net asset value at
  end of period                  $ 26.54           $24.17         $20.32        $21.93         $22.56          $19.34
                                 ====================================================================================
Total return (%)*                  14.98            20.10          (1.72)        10.40          17.51           26.37
Net assets at
  end of period (000)            $10,993           $9,987         $8,332        $9,098         $9,305          $7,919
Ratios to average
  net assets:**
  Expenses (%)(a)                   1.18(d),(e)      1.20           1.20          1.22(c)        1.22            1.30
  Expenses, excluding
    reimbursements (%)(a)           1.21(e)          1.24           1.28          1.27           1.22            1.39
  Net investment income (%)          .52(e)           .60            .53           .37            .70             .70
Portfolio turnover (%)                 7               21             22            35             61(b)          112(f)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2018, average net assets were
    $10,330,000
(a) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense as follows:
                                       -                -              -             -           (.00%)(+)       (.00%)(+)
    (+)  Represents less than 0.01% of average net assets.
(b) Reflects decreased trading activity due to changes in subadviser(s).
(c) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.30% of the Adviser Shares'
    average net assets.
(d) Prior to December 1, 2017, the Manager has voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.20% of the Adviser Shares'
    average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Reflects increased trading activity due to changes in subadviser(s).

================================================================================

36  | USAA GROWTH & INCOME FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2017, through January 31, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                           BEGINNING              ENDING               DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE          AUGUST 1, 2017 -
                                         AUGUST 1, 2017       JANUARY 31, 2018        JANUARY 31, 2018
                                         -------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $1,151.40                  $4.83

Hypothetical
  (5% return before expenses)               1,000.00              1,020.72                   4.53

INSTITUTIONAL SHARES
Actual                                      1,000.00              1,151.90                   4.56

Hypothetical
  (5% return before expenses)               1,000.00              1,020.97                   4.28

ADVISER SHARES
Actual                                      1,000.00              1,149.80**                 6.39**

Hypothetical
  (5% return before expenses)               1,000.00              1,019.26**                 6.01**

*Expenses are equal to the annualized expense ratio of 0.89% for Fund Shares, 0.84% for Institutional Shares, and 1.18% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 15.14% for Fund Shares, 15.19% for Institutional Shares, and 14.98% for Adviser Shares for the six-month period of August 1, 2017, through January 31, 2018.

================================================================================

38  | USAA GROWTH & INCOME FUND

================================================================================

**The Fund's annualized expense ratio of 1.18% for the Adviser Shares above reflects a change effective December 1, 2017, in the rate of the Manager's expense limitation for the Adviser Shares from 1.20% to 1.15% of the Adviser Shares' average annual net assets. Had the expense limitation of 1.15%, which is net of expenses paid indirectly, been in effect for the entire six-month period of August 1, 2017, through January 31, 2018, the values in the table above would be as shown below.

                                                                                      EXPENSES PAID
                                          BEGINNING               ENDING              DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE         AUGUST 1, 2017 -
                                        AUGUST 1, 2017        JANUARY 31, 2018       JANUARY 31, 2018
                                        -------------------------------------------------------------
ADVISOR SHARES
Actual                                    $1,000.00              $1,150.30                 $6.12

Hypothetical
  (5% return before expenses)              1,000.00               1,019.51                  5.75

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   23432-0318                                (C)2018, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.







SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2018

By:*     /S/ KRISTEN MILLAN
         -----------------------------------------------------------
         Signature and Title:  Kristen Millan, Assistant Secretary

Date:      03/23/2018
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/23/2018
         ------------------------------


By:*     /S/ JAMES K. DE VRIES
         -----------------------------------------------------
         Signature and Title:  James K. De Vries, Treasurer

Date:     03/23/2018
         ------------------------------

*Print the name and title of each signing officer under his or her signature.